    As filed with the Securities and Exchange Commission on April 17, 2015


                                                            File Nos. 333-200259


                                                                       811-03365


                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []



                        Post-Effective Amendment No. 1                       [x]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 587                             [x]



                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                         MetLife Insurance Company USA

                              (Name of Depositor)

                        11225 North Community House Road

                              Charlotte, NC 28277


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (212) 578-9500


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                         MetLife Insurance Company USA

                        11225 North Community House Road

                              Charlotte, NC 28277

                                  COPIES TO:
                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.


                            Suite 1100 - East Tower


                          Washington, D.C. 20005-3373



                 Approximate Date of Proposed Public Offering:

              On May 1, 2015 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[x]    on May 1, 2015 pursuant to paragraph (b) of Rule 485.

[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                         METLIFE INSURANCE COMPANY USA
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
                       THE PROSPECTUSES DATED MAY 1, 2015

This supplements the prospectuses dated May 1, 2015, for the 3-year Series L and Class L products issued by MetLife Insurance Company USA and First MetLife Investors Insurance Company (the "Companies").

Effective as of June 2, 2003, the Companies suspended any allocations and/or transfers to the Fixed Account under the Series L and Class L contracts during the Accumulation Phase. This suspension is based on the authority granted to the Companies under the terms of the contracts and on the fact that the interest rate currently credited on Account Values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.





















                                                                  Series/Class L
                                                                      SUPP-FXL15

                         METLIFE INSURANCE COMPANY USA
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2015
                     TO THE PROSPECTUSES DATED MAY 1, 2015

For contracts issued on or after November 13, 2006 (or a later date, subject to state approval), this supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the following variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"): Series VA (offered between March 22, 2001 and October 7, 2011), Series C (offered between September 4, 2001 and October 7, 2011), 3-year Series L, and Series XC. This supplement provides information in addition to that contained in the prospectus dated May 1, 2015 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

ANNUITY DATE

In the "ANNUITY PAYMENTS (THE INCOME PHASE)-Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:

     When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or ten
     (10) years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information-Annuitant" for the definition of Annuitant and permitted changes of the Annuitant).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED WITHDRAWAL BENEFIT, A GUARANTEED MINIMUM INCOME BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, THE GUARANTEED MINIMUM INCOME BENEFIT PLUS RIDERS, AND THE GMIB MAX I RIDER) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. See "Living Benefits-Description of the Lifetime Withdrawal Guarantee II-Lifetime Withdrawal Guarantee and Annuitization" and "Living Benefits-Description of the Enhanced Guaranteed Withdrawal Benefit-Enhanced GWB and Annuitization" in the prospectus.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                         Telephone: 800-343-8496






                                                                  SUPP-MLFAN0515

                                                   THE VARIABLE ANNUITY CONTRACT


                                                                       ISSUED BY



                                                   METLIFE INSURANCE COMPANY USA




                                                                             AND



                                        METLIFE INVESTORS USA SEPARATE ACCOUNT A



                                                                        SERIES L




                                                                     MAY 1, 2015



This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 64 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 63 Investment Portfolios listed below.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):


     AB Global Dynamic Allocation Portfolio
         (formerly AllianceBernstein Global Dynamic Allocation Portfolio)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     American Funds (Reg. TM) Growth Portfolio (Class C)
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio
     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio

     MetLife Small Cap Value Portfolio
         (formerly Third Avenue Small Cap Value Portfolio)

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PanAgora Global Diversified Risk Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

METROPOLITAN SERIES FUND:

     Baillie Gifford International Stock Portfolio (Class B)
     Barclays Aggregate Bond Index Portfolio (Class G)
     BlackRock Money Market Portfolio (Class B)
     Frontier Mid Cap Growth Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)

     WMC Core Equity Opportunities Portfolio (Class E)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS:

     American Funds (Reg. TM) Moderate Allocation Portfolio
         (Class C)
     American Funds (Reg. TM) Balanced Allocation Portfolio
         (Class C)
     American Funds (Reg. TM) Growth Allocation Portfolio
         (Class C)

     MetLife Asset Allocation 100 Portfolio (Class B)
     SSGA Growth and Income ETF Portfolio (Class B)
     SSGA Growth ETF Portfolio (Class B)




METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B):

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity Contract.


To learn more about the MetLife USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2015. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 98 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2015

TABLE OF CONTENTS                       PAGE





INDEX OF SPECIAL TERMS..................  5
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 18
2. PURCHASE............................. 18
     Purchase Payments.................. 19
     Termination for Low Account Value.. 19
     Allocation of Purchase Payments.... 19
     Investment Allocation Restrictions
       for Certain Riders............... 20
     Free Look.......................... 24
     Accumulation Units................. 24
     Account Value...................... 25
     Replacement of Contracts........... 25
3. INVESTMENT OPTIONS................... 26
     Investment Portfolios That Are
       Funds-of-Funds................... 28
     Transfers.......................... 29
     Dollar Cost Averaging Programs..... 32
     Three Month Market Entry Program... 33
     Automatic Rebalancing Program...... 33
     Voting Rights...................... 34
     Substitution of Investment Options. 34
4. EXPENSES............................. 34
     Product Charges.................... 34
     Account Fee........................ 36
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 36
     Lifetime Withdrawal Guarantee and
       Guaranteed
       Withdrawal Benefit - Rider
         Charge......................... 37
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 39
     Withdrawal Charge.................. 39
     Reduction or Elimination of the
       Withdrawal Charge................ 40
     Premium and Other Taxes............ 40
     Transfer Fee....................... 41
     Income Taxes....................... 41
     Investment Portfolio Expenses...... 41
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 41
     Annuity Date....................... 41
     Annuity Payments................... 41
     Annuity Options.................... 42
     Variable Annuity Payments.......... 43
     Fixed Annuity Payments............. 44


6. ACCESS TO YOUR MONEY................. 44
     Systematic Withdrawal Program...... 45
     Suspension of Payments or
       Transfers........................ 46
7. LIVING BENEFITS...................... 46
     Overview of Living Benefit Riders.. 46
     Guaranteed Income Benefits......... 47
     Description of GMIB Plus II........ 48
     Description of GMIB Plus I......... 54
     Description of GMIB II............. 56
     Description of GMIB I.............. 57
     Guaranteed Withdrawal Benefits..... 57
     Description of the Lifetime
       Withdrawal Guarantee
       II............................... 59
     Description of the Lifetime
       Withdrawal Guarantee
       I................................ 65
     Description of the Enhanced
       Guaranteed
       Withdrawal Benefit............... 67
     Description of the Guaranteed
       Withdrawal Benefit
       I................................ 71
     Guaranteed Minimum Accumulation
       Benefit.......................... 71
8. PERFORMANCE.......................... 74
9. DEATH BENEFIT........................ 74
     Upon Your Death.................... 74
     Standard Death Benefit - Principal
       Protection....................... 75
     Optional Death Benefit - Annual
       Step-Up.......................... 75
     Optional Death Benefit - Enhanced
       Death Benefit I.................. 76
     Optional Death Benefit -
       Compounded-Plus.................. 79
     Additional Death Benefit -
       Earnings Preservation Benefit.... 79
     General Death Benefit Provisions... 80
     Spousal Continuation............... 81
     Death of the Annuitant............. 81
     Controlled Payout.................. 81
10. FEDERAL INCOME TAX STATUS........... 81
     Non-Qualified Contracts............ 82
     Qualified Contracts................ 85
11. OTHER INFORMATION................... 92
     MetLife USA........................ 92
     The Separate Account............... 92
     Distributor........................ 93
     Selling Firms...................... 93
     Requests and Elections............. 95
     Ownership.......................... 97
     Legal Proceedings.................. 97

  Financial Statements..................  98
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  98
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
       Examples......................... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit
       Examples......................... E-1
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                         PAGE

Account Value............................................................ 25
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 24
Annual Benefit Payment............................................ 60 and 67
Annuitant................................................................ 97
Annuity Date............................................................. 41
Annuity Options.......................................................... 42
Annuity Payments......................................................... 41
Annuity Service Center...................................................  8
Annuity Units............................................................ 42
Beneficiary.............................................................. 97
Benefit Base............................................................. 67
Business Day............................................................. 20
Contract Year............................................................ 19
Death Benefit Base....................................................... 76
Fixed Account............................................................ 18
Free Look................................................................ 24
Good Order............................................................... 96
Guaranteed Accumulation Amount........................................... 72
Guaranteed Withdrawal Amount............................................. 68
GWB Withdrawal Rate...................................................... 67
Income Base.............................................................. 48
Income Phase............................................................. 18
Investment Portfolios.................................................... 26
Joint Owners............................................................. 97
Owner.................................................................... 97
Purchase Payment......................................................... 19
Remaining Guaranteed Withdrawal Amount................................... 59
Separate Account......................................................... 92
Total Guaranteed Withdrawal Amount....................................... 59

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.



TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.



INQUIRIES. If you need more information, please contact our ANNUITY SERVICE CENTER at:



                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------











































Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            7
               1                            6
               2                            5
         3 and thereafter                   0


Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                 1.35%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.60%
Death Benefit Rider Charges (Optional)
  (Note 3)
(as a percentage of average Account
  Value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       2.20%
  Death Benefits (Note 4)

--------------------------------------------------------------------------------



Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Plus II - maximum charge          1.50%
  GMIB Plus II - current charge          1.00%

  GMIB Plus I - maximum charge           1.50%
  GMIB Plus I - current charge           0.80%

  GMIB II and GMIB I                     0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version - maximum charge  1.60%
  Single Life version - current charge  1.25%
  Joint Life version - maximum charge   1.80%
  Joint Life version - current charge   1.50%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version - maximum charge  0.95%
  Single Life version - current charge  0.50%
  Joint Life version - maximum charge   1.40%
  Joint Life version - current charge   0.70%

   -----------------------------------------------------------------------------



Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES

(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))
  Enhanced Guaranteed Withdrawal          1.00%
    Benefit - maximum charge
  Enhanced Guaranteed Withdrawal          0.55%
    Benefit - current charge

  Guaranteed Withdrawal Benefit I -       0.95%
    maximum charge
  Guaranteed Withdrawal Benefit I -       0.50%
    current charge

GUARANTEED MINIMUM ACCUMULATION BENEFIT
  RIDER CHARGE
  (as a percentage of the Guaranteed      0.75%
    Accumulation Amount (Note 5))

ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit
    Base (Note 6))
  Enhanced Death Benefit I - maximum      1.50%
    charge
  Enhanced Death Benefit I (issue age     0.75%
    69 or younger) - current charge
  Enhanced Death Benefit I (issue age     0.95%
    70-75) - current charge

   -----------------------------------------------------------------------------



Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         -------     -------

Total Annual Portfolio Expenses          0.52%       2.84%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)

--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                             FEE
                                                                                                           WAIVER        NET
                                                                                  ACQUIRED     TOTAL       AND/OR       TOTAL
                                                                                    FUND       ANNUAL      EXPENSE     ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------ ----------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio    0.61%        0.25%          0.04%      0.02%      0.92%       0.02%        0.90%
 Allianz Global Investors Dynamic          0.68%        0.25%          1.36%      0.01%      2.30%       1.09%        1.21%
   Multi-Asset Plus Portfolio
 American Funds (Reg. TM) Balanced         0.06%        0.55%          0.00%      0.42%      1.03%          -         1.03%
   Allocation Portfolio
 American Funds (Reg. TM) Growth           0.06%        0.55%          0.01%      0.43%      1.05%          -         1.05%
   Allocation Portfolio
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.35%      0.92%          -         0.92%
   Portfolio
 American Funds (Reg. TM) Moderate         0.06%        0.55%          0.01%      0.40%      1.02%          -         1.02%
   Allocation Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.03%      0.02%      0.91%       0.02%        0.89%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.01%      0.11%      1.03%       0.03%        1.00%
   Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.08%      0.08%      1.01%          -         1.01%
 Clarion Global Real Estate Portfolio      0.59%        0.25%          0.05%      0.00%      0.89%          -         0.89%
 ClearBridge Aggressive Growth Portfolio   0.55%        0.25%          0.02%      0.00%      0.82%       0.01%        0.81%
 Goldman Sachs Mid Cap Value Portfolio     0.71%        0.25%          0.04%      0.00%      1.00%          -         1.00%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.06%      0.00%      1.08%       0.02%        1.06%
 Invesco Balanced-Risk Allocation          0.64%        0.25%          0.05%      0.03%      0.97%       0.03%        0.94%
   Portfolio
 Invesco Comstock Portfolio                0.56%        0.25%          0.02%      0.00%      0.83%       0.02%        0.81%
 Invesco Mid Cap Value Portfolio           0.64%        0.25%          0.05%      0.04%      0.98%       0.02%        0.96%
 Invesco Small Cap Growth Portfolio        0.84%        0.25%          0.03%      0.00%      1.12%       0.01%        1.11%
 JPMorgan Core Bond Portfolio              0.55%        0.25%          0.02%      0.00%      0.82%       0.13%        0.69%
 JPMorgan Global Active Allocation         0.73%        0.25%          0.07%      0.00%      1.05%       0.05%        1.00%
   Portfolio
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.08%      0.00%      1.03%          -         1.03%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.04%      0.00%      0.80%       0.01%        0.79%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.07%      0.00%      0.92%          -         0.92%
 Met/Franklin Low Duration Total Return    0.49%        0.25%          0.04%      0.00%      0.78%       0.02%        0.76%
   Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.13%      0.00%      0.98%          -         0.98%
   Portfolio
 MetLife Asset Allocation 100 Portfolio    0.07%        0.25%          0.01%      0.68%      1.01%          -         1.01%
 MetLife Balanced Plus Portfolio           0.25%        0.25%          0.00%      0.42%      0.92%       0.00%        0.92%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          0.03%      0.22%      0.68%          -         0.68%
   Portfolio
 MetLife Small Cap Value Portfolio         0.74%        0.25%          0.03%      0.00%      1.02%       0.01%        1.01%
 MFS (Reg. TM) Emerging Markets Equity     0.86%        0.25%          0.15%      0.00%      1.26%       0.02%        1.24%
   Portfolio
 MFS (Reg. TM) Research International      0.69%        0.25%          0.07%      0.00%      1.01%       0.06%        0.95%
   Portfolio
 PanAgora Global Diversified Risk          0.65%        0.25%          1.92%      0.02%      2.84%       1.52%        1.32%
   Portfolio

                                                                                                             FEE
                                                                                                           WAIVER        NET
                                                                                  ACQUIRED     TOTAL       AND/OR       TOTAL
                                                                                    FUND       ANNUAL      EXPENSE     ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------ ----------
MET INVESTORS SERIES TRUST (CONTINUED)

 PIMCO Inflation Protected Bond            0.47%        0.25%          0.09%      0.00%      0.81%       0.01%        0.80%
   Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%       0.04%        0.72%
 Pioneer Fund Portfolio                    0.67%        0.25%          0.05%      0.00%      0.97%       0.05%        0.92%
 Pioneer Strategic Income Portfolio        0.56%        0.15%          0.06%      0.00%      0.77%          -         0.77%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.04%      0.00%      0.71%          -         0.71%
   Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.08%      0.56%      1.34%       0.12%        1.22%
   Portfolio
 Schroders Global Multi-Asset Portfolio    0.64%        0.25%          0.10%      0.04%      1.03%          -         1.03%
 SSGA Growth and Income ETF Portfolio      0.30%        0.25%          0.01%      0.22%      0.78%          -         0.78%
 SSGA Growth ETF Portfolio                 0.31%        0.25%          0.03%      0.24%      0.83%          -         0.83%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -         0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%          -         1.03%
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock       0.79%        0.25%          0.08%      0.00%      1.12%       0.12%        1.00%
   Portfolio
 Barclays Aggregate Bond Index Portfolio   0.25%        0.30%          0.03%      0.00%      0.58%       0.00%        0.58%
 BlackRock Money Market Portfolio          0.34%        0.25%          0.03%      0.00%      0.62%       0.02%        0.60%
 Frontier Mid Cap Growth Portfolio         0.71%        0.25%          0.05%      0.00%      1.01%       0.01%        1.00%
 Jennison Growth Portfolio                 0.59%        0.25%          0.03%      0.00%      0.87%       0.08%        0.79%
 Met/Artisan Mid Cap Value Portfolio       0.81%        0.25%          0.03%      0.00%      1.09%          -         1.09%
 Met/Dimensional International Small       0.81%        0.25%          0.17%      0.00%      1.23%       0.01%        1.22%
   Company Portfolio
 MetLife Asset Allocation 20 Portfolio     0.09%        0.25%          0.03%      0.52%      0.89%       0.02%        0.87%
 MetLife Asset Allocation 40 Portfolio     0.06%        0.25%          0.00%      0.56%      0.87%          -         0.87%
 MetLife Asset Allocation 60 Portfolio     0.05%        0.25%          0.00%      0.60%      0.90%          -         0.90%
 MetLife Asset Allocation 80 Portfolio     0.05%        0.25%          0.01%      0.65%      0.96%          -         0.96%
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.05%      0.01%      0.61%       0.00%        0.61%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.02%      0.00%      0.52%       0.01%        0.51%
 MFS (Reg. TM) Value Portfolio             0.70%        0.25%          0.02%      0.00%      0.97%       0.14%        0.83%
 MSCI EAFE (Reg. TM) Index Portfolio       0.30%        0.30%          0.10%      0.01%      0.71%       0.00%        0.71%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%          0.03%      0.00%      1.08%       0.00%        1.08%
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.07%      0.05%      0.67%       0.01%        0.66%
 T. Rowe Price Large Cap Growth            0.60%        0.25%          0.03%      0.00%      0.88%       0.02%        0.86%
   Portfolio
 Van Eck Global Natural Resources          0.78%        0.25%          0.03%      0.00%      1.06%       0.01%        1.05%
   Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.02%      0.00%      0.74%       0.01%        0.73%
   Government Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%        0.15%          0.03%      0.00%      0.88%       0.11%        0.77%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,516      (a)$2,910      (a)$4,122      (a)$8,373

    minimum       (b)$1,284      (b)$2,255      (b)$3,099      (b)$6,693


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$816      (a)$2,460      (a)$4,122      (a)$8,373
    minimum       (b)$584      (b)$1,805      (b)$3,099      (b)$6,693


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,173      (a)$1,872      (a)$2,375      (a)$4,780
    minimum         (b)$941      (b)$1,191      (b)$1,263      (b)$2,679


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$473      (a)$1,422      (a)$2,375      (a)$4,780
    minimum       (b)$241        (b)$741      (b)$1,263      (b)$2,679




The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a FIXED ACCOUNT option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.





2. PURCHASE


The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


We reserve the right to reject any application.

PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $10,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:



o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or



o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.")


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits - Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I,
you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                               ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis (Reg. TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the MetLife Asset Allocation 80 Portfolio, American Funds (Reg. TM) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.



OR


(B) You must allocate:


o AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account
     Barclays Aggregate Bond Index Portfolio
     BlackRock Money Market Portfolio
     JPMorgan Core Bond Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------



     AB Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Growth Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     AQR Global Risk Balanced Portfolio
     Baillie Gifford International Stock Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     ClearBridge Aggressive Growth Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Jennison Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MetLife Stock Index Portfolio
     MFS (Reg. TM) Research International Portfolio
     MFS (Reg. TM) Value Portfolio
     MSCI EAFE (Reg. TM) Index Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Large Cap Value Portfolio
     WMC Core Equity Opportunities Portfolio


Platform 3
----------


     Frontier Mid Cap Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Invesco Mid Cap Value Portfolio
     Met/Artisan Mid Cap Value Portfolio
     MetLife Mid Cap Stock Index Portfolio
     T. Rowe Price Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Templeton International Bond Portfolio

     MetLife Small Cap Value Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio

     Russell 2000 (Reg. TM) Index Portfolio

     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.

Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS II AFTER RIDER TERMINATES. The restrictions on subsequent Purchase Payments described above will no longer apply, if:


    1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II"); or


    2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I").


However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.



If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland,

Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS I AFTER RIDER TERMINATES. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.



If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK



If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this FREE LOOK period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.



ACCUMULATION UNITS



The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.



Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS

The contract offers 63 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR
EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and Examples - Investment Portfolio Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information - Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio
         (formerly AllianceBernstein Global Dynamic Allocation Portfolio)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     American Funds (Reg. TM) Growth Portfolio (Class C)
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio
     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio

     MetLife Small Cap Value Portfolio
         (formerly Third Avenue Small Cap Value Portfolio)

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PanAgora Global Diversified Risk Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)
     Barclays Aggregate Bond Index Portfolio (Class G)
     BlackRock Money Market Portfolio (Class B)
     Frontier Mid Cap Growth Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)

     WMC Core Equity Opportunities Portfolio (Class E)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:


     American Funds (Reg. TM) Moderate Allocation Portfolio
         (Class C)
     American Funds (Reg. TM) Balanced Allocation Portfolio
         (Class C)
     American Funds (Reg. TM) Growth Allocation Portfolio
         (Class C)

     MetLife Asset Allocation 100 Portfolio (Class B)
     SSGA Growth and Income ETF Portfolio (Class B)
     SSGA Growth ETF Portfolio (Class B)



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS



The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":



     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS



GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:



o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or



o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.



TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information -

Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the Baillie Gifford International Stock Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Eaton Vance Floating Rate Portfolio, Met/Dimensional International Small Company Portfolio, Met/Templeton International Bond Portfolio, MetLife Small Cap Value Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, MSCI EAFE (Reg. TM) Index Portfolio, Neuberger Berman Genesis Portfolio, Pioneer Strategic Income Portfolio, Russell 2000 (Reg. TM) Index Portfolio, and Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -

Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase - although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit          0.20%*
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
        Earnings
  Preservation Benefit                      0.25%

* For contracts issued prior to May 1, 2003, the percentage charge for the Annual Step-Up Death Benefit is 0.10% and for the Compounded-Plus Death Benefit is 0.25% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the

GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.



ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See ""Living Benefits
- Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.

If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         5
  3 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:

1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)   the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the

Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.



A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.



There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the

Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:



o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.



o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:



(1)  by making a withdrawal (either a partial or a complete withdrawal);



(2)  by electing to receive Annuity Payments;


(3)  when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase)-Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.



Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We have offered three types of living benefit riders - guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.

If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


         (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and

(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.



The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)  Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.



For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(4) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
     (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7):


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and
     (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


     If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and
     (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:



    (a)    the AB Global Dynamic Allocation Portfolio



    (b)    the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (d)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the AQR Global Risk Balanced Portfolio


    (g)    the Barclays Aggregate Bond Index Portfolio


    (h)    the BlackRock Global Tactical Strategies Portfolio


    (i)    the BlackRock Money Market Portfolio


    (j)    the Invesco Balanced-Risk Allocation Portfolio


    (k)    the JPMorgan Global Active Allocation Portfolio


    (l)    the MetLife Asset Allocation 20 Portfolio


    (m)    the MetLife Asset Allocation 40 Portfolio


    (n)    the MetLife Asset Allocation 60 Portfolio


    (o)    the MetLife Asset Allocation 80 Portfolio


    (p)    the MetLife Balanced Plus Portfolio


    (q)    the MetLife Multi-Index Targeted Risk Portfolio


    (r)    the PanAgora Global Diversified Risk Portfolio


    (s)    the Pyramis (Reg. TM) Government Income Portfolio


    (t)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (u)    the Schroders Global Multi-Asset Portfolio



    (v)    the SSGA Growth and Income ETF Portfolio


    (w)    the SSGA Growth ETF Portfolio



If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3)  There is no Guaranteed Principal Option.


(4)  There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)  The following replaces termination provision a), above:


     The 30th day following the contract anniversary on or following your 85th birthday.


(8)  The following replaces termination provision d), above:


     Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9)  If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


     A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.

(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2)  The following replaces termination provision d), above:


     Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time.

Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first three years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
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Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
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Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.



IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment
- a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."

You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
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AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -

Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.

For contracts issued on or before February 23, 2009, the current charge for the
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Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)  is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)  the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or

(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


7.25% COMPOUNDING INCOME AMOUNT. For contracts issued prior to July 13, 2009,
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on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed

Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.

COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:



    (a)    the AB Global Dynamic Allocation Portfolio



    (b)    the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (d)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the AQR Global Risk Balanced Portfolio


    (g)    the Barclays Aggregate Bond Index Portfolio


    (h)    the BlackRock Global Tactical Strategies Portfolio


    (i)    the BlackRock Money Market Portfolio


    (j)    the Invesco Balanced-Risk Allocation Portfolio


    (k)    the JPMorgan Global Active Allocation Portfolio


    (l)    the MetLife Asset Allocation 20 Portfolio


    (m)    the MetLife Asset Allocation 40 Portfolio


    (n)    the MetLife Asset Allocation 60 Portfolio


    (o)    the MetLife Asset Allocation 80 Portfolio


    (p)    the MetLife Balanced Plus Portfolio


    (q)    the MetLife Multi-Index Targeted Risk Portfolio


    (r)    the PanAgora Global Diversified Risk Portfolio


    (s)    the Pyramis (Reg. TM) Government Income Portfolio


    (t)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (u)    the Schroders Global Multi-Asset Portfolio



    (v)    the SSGA Growth and Income ETF Portfolio


    (w)    the SSGA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase - Restrictions on Subsequent

Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section E of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections F and G of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)  the date you make a full withdrawal of your Account Value;


(2)  the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6)  the effective date of cancellation of the rider; or


(7)  the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity

Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                            Guaranteed
                              Amount           Years to
Original                  (% of Purchase         Rider
Investment Portfolio         Payments)       Maturity Date
----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)    130%               10 years
MetLife Moderate
Strategy Portfolio(2)    120%               10 years
MetLife Balanced
Strategy Portfolio(3)    110%               10 years



    (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


    (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.

    (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 60 Portfolio of Metropolitan Series Fund.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.



Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Met Investors Series Trust were permitted to make a one-time transfer of their entire Account Value from the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund to the American Funds (Reg. TM) Moderate Allocation Portfolio of Met Investors Series Trust.



For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the

Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:



   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio (now merged into the MetLife Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).



   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good

Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.



If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)  the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)  the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)  the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


        (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


        (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
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in Good Order at our Annuity Service Center on or before May 1, 2009, we
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offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase - Investment Allocation Restrictions for Certain Riders"); and (c) different rider charges apply (see "Expenses - Death Benefit Rider Charges").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)   a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)   Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the greater of (a) or (b) below:


   (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


   (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


        (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


       (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


   (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


   (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                           Benefit
   Issue Age             Percentage
----------------------   ----------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS



As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.





10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your

Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)  on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.



Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.



The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.



If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


(1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior

December 31 must be taken into account in addition to the Account Value of the contract.


If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)  on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.



Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)  the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)  is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)  relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA

Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.




11. OTHER INFORMATION


METLIFE USA


MetLife Insurance Company USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.



THE SEPARATE ACCOUNT



We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors USA Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include MetLife Securities, Inc. (MetLife Securities). All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 6.5% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions beginning in year two up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments

(referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. Sales representatives of our affiliates must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.


Sales representatives of our affiliates receive cash payments for the products they sell and service based upon a "gross dealer concession" model. Gross dealer concession may also be credited when the contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the contract has been in force.


Sales representatives of our affiliates are entitled to part or all of the gross dealer concession. The percentage to which a representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.


Sales representatives of our affiliates and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits, is based primarily on the amount of proprietary products sold, sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with the unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with affiliated selling firms, such as MetLife Securities.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2014, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS



In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife

Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.



FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm



     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge



     Calculation of Performance Information



     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information



     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information
(SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.137177         10.427165           69,021.1707
  01/01/2013    to  12/31/2013       10.427165         11.337229           53,916.5114
  01/01/2014    to  12/31/2014       11.337229         11.905492           60,601.4266
============   ==== ==========       =========         =========        ==============
 ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996741          1.034678                0.0000
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007589          6.973097          520,671.9379
  01/01/2009    to  12/31/2009        6.973097          8.821827        1,096,689.1200
  01/01/2010    to  12/31/2010        8.821827          9.679446          678,578.1070
  01/01/2011    to  12/31/2011        9.679446          9.267807          391,970.1938
  01/01/2012    to  12/31/2012        9.267807         10.291548          329,343.3098
  01/01/2013    to  12/31/2013       10.291548         11.933413          344,212.1421
  01/01/2014    to  12/31/2014       11.933413         12.379902          362,007.1453
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997589          6.324798        10,419.5160
  01/01/2009    to  12/31/2009        6.324798          8.293283        32,190.8400
  01/01/2010    to  12/31/2010        8.293283          9.206817        38,631.1807
  01/01/2011    to  12/31/2011        9.206817          8.580581       134,980.5193
  01/01/2012    to  12/31/2012        8.580581          9.749123       133,303.3255
  01/01/2013    to  12/31/2013        9.749123         11.931630       125,795.2652
  01/01/2014    to  12/31/2014       11.931630         12.417566       121,947.2022
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987590          5.727942         8,469.7607
  01/01/2009    to  12/31/2009        5.727942          7.782381        46,388.7700
  01/01/2010    to  12/31/2010        7.782381          9.008354        64,784.9195
  01/01/2011    to  12/31/2011        9.008354          8.407199        63,836.6557
  01/01/2012    to  12/31/2012        8.407199          9.655225        62,665.7161
  01/01/2013    to  12/31/2013        9.655225         12.258496        60,032.8843
  01/01/2014    to  12/31/2014       12.258496         12.973106        53,173.4731
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017588          7.643140        70,343.7482
  01/01/2009    to  12/31/2009        7.643140          9.226164       143,058.1600
  01/01/2010    to  12/31/2010        9.226164          9.919631        72,555.8688
  01/01/2011    to  12/31/2011        9.919631          9.722805       129,652.9560
  01/01/2012    to  12/31/2012        9.722805         10.540983       133,332.7723
  01/01/2013    to  12/31/2013       10.540983         11.705836       134,821.5233
  01/01/2014    to  12/31/2014       11.705836         12.149013       134,470.8801
============   ==== ==========       =========         =========       ============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.061450         11.404244       115,104.4612
  01/01/2013    to  12/31/2013       11.404244         10.777728        64,490.2534
  01/01/2014    to  12/31/2014       10.777728         10.964671        69,290.3072
============   ==== ==========       =========         =========       ============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.894088         10.159794        93,275.4358
  01/01/2013    to  12/31/2013       10.159794         10.963277        87,367.9280
  01/01/2014    to  12/31/2014       10.963277         11.359176        92,503.8531
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.314967         11.394847             0.0000
  01/01/2009    to  12/31/2009       11.394847         16.347022         3,877.4500
  01/01/2010    to  12/31/2010       16.347022         18.513704        18,515.7526
  01/01/2011    to  12/31/2011       18.513704         18.536366        18,177.7087
  01/01/2012    to  12/31/2012       18.536366         21.130475        18,133.5083
  01/01/2013    to  12/31/2013       21.130475         22.599990        30,867.7047
  01/01/2014    to  12/31/2014       22.599990         22.836747        15,052.5545
============   ==== ==========      ==========        ==========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.764994         14.147193        28,436.0949
  01/01/2006    to  12/31/2006       14.147193         19.041723        31,635.6021
  01/01/2007    to  12/31/2007       19.041723         15.830047        68,108.2971
  01/01/2008    to  12/31/2008       15.830047          9.031317        41,764.2970
  01/01/2009    to  12/31/2009        9.031317         11.903506        34,735.4600
  01/01/2010    to  12/31/2010       11.903506         13.520276        29,518.8969
  01/01/2011    to  12/31/2011       13.520276         12.487717        46,565.9072
  01/01/2012    to  12/31/2012       12.487717         15.389237        46,122.9799
  01/01/2013    to  12/31/2013       15.389237         15.588107       257,204.3173
  01/01/2014    to  12/31/2014       15.588107         17.272096       244,232.5595
============   ==== ==========      ==========        ==========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.082674          7.869701       162,208.3385
  01/01/2006    to  12/31/2006        7.869701          7.565054       157,775.2234
  01/01/2007    to  12/31/2007        7.565054          7.567283        86,977.7915
  01/01/2008    to  12/31/2008        7.567283          4.511342        81,377.4529
  01/01/2009    to  12/31/2009        4.511342          5.867821        77,314.8200
  01/01/2010    to  12/31/2010        5.867821          7.105657        74,753.0887
  01/01/2011    to  12/31/2011        7.105657          7.177090        93,222.2721
  01/01/2012    to  12/31/2012        7.177090          8.319389        85,073.3946
  01/01/2013    to  12/31/2013        8.319389         11.849741        94,705.2038
  01/01/2014    to  12/31/2014       11.849741         13.781969        82,683.6888
============   ==== ==========      ==========        ==========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      120.722022        123.492816           698.2164
  01/01/2011    to  12/31/2011      123.492816        111.695374           754.9700
  01/01/2012    to  12/31/2012      111.695374        133.852189           245.8101
  01/01/2013    to  12/31/2013      133.852189        168.632516           242.0176
  01/01/2014    to  04/25/2014      168.632516        175.156313             0.0000
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245695         10.611559                0.0000
  01/01/2006    to  12/31/2006       10.611559         11.064607           10,302.1681
  01/01/2007    to  12/31/2007       11.064607         10.183235           22,553.1865
  01/01/2008    to  12/31/2008       10.183235          4.520486            9,557.0599
  01/01/2009    to  12/31/2009        4.520486          6.101182            9,558.5100
  01/01/2010    to  12/31/2010        6.101182          6.406271           11,631.3626
  01/01/2011    to  04/29/2011        6.406271          6.794109                0.0000
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.907725         13.109806           89,711.8312
  01/01/2006    to  12/31/2006       13.109806         14.837839          110,078.6522
  01/01/2007    to  12/31/2007       14.837839         14.962629           95,400.4491
  01/01/2008    to  12/31/2008       14.962629          9.355804           81,498.2252
  01/01/2009    to  12/31/2009        9.355804         12.108648           70,835.2700
  01/01/2010    to  12/31/2010       12.108648         14.715794           66,055.4086
  01/01/2011    to  12/31/2011       14.715794         13.490148           64,065.2638
  01/01/2012    to  12/31/2012       13.490148         15.585826           64,913.4923
  01/01/2013    to  12/31/2013       15.585826         20.224961           60,554.1209
  01/01/2014    to  12/31/2014       20.224961         22.402203           58,446.3371
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.785392         15.406303          161,290.7515
  01/01/2006    to  12/31/2006       15.406303         19.420146          173,457.8686
  01/01/2007    to  12/31/2007       19.420146         18.782747          262,379.7386
  01/01/2008    to  12/31/2008       18.782747         10.860931          165,761.5415
  01/01/2009    to  12/31/2009       10.860931         16.474724          166,116.6600
  01/01/2010    to  12/31/2010       16.474724         18.762814          157,742.9925
  01/01/2011    to  12/31/2011       18.762814         15.738457          149,804.4232
  01/01/2012    to  12/31/2012       15.738457         19.897599          150,591.7479
  01/01/2013    to  12/31/2013       19.897599         25.399575          120,818.0056
  01/01/2014    to  12/31/2014       25.399575         23.408161          114,054.3307
============   ==== ==========       =========         =========        ==============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010580          1.042242          696,247.4769
  01/01/2013    to  12/31/2013        1.042242          1.038538        1,076,462.8628
  01/01/2014    to  12/31/2014        1.038538          1.072636        1,212,909.5719
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998192         10.419817         4,907.9703
  01/01/2006    to  12/31/2006       10.419817         11.830096        20,412.5481
  01/01/2007    to  12/31/2007       11.830096         11.282900        37,878.6652
  01/01/2008    to  12/31/2008       11.282900          7.072990        44,845.1768
  01/01/2009    to  12/31/2009        7.072990          8.757605        35,068.0600
  01/01/2010    to  12/31/2010        8.757605          9.839688        60,328.3169
  01/01/2011    to  12/31/2011        9.839688          9.483231        78,676.0882
  01/01/2012    to  12/31/2012        9.483231         10.985717        81,159.4604
  01/01/2013    to  12/31/2013       10.985717         14.549885        65,215.2620
  01/01/2014    to  12/31/2014       14.549885         15.558707        63,791.7590
============   ==== ==========       =========         =========        ===========
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.119688         15.150115         2,387.6976
  01/01/2009    to  12/31/2009       15.150115         18.752927         2,908.4100
  01/01/2010    to  12/31/2010       18.752927         23.028309         3,987.1892
  01/01/2011    to  12/31/2011       23.028309         21.695017         2,473.3135
  01/01/2012    to  12/31/2012       21.695017         24.339394         2,544.2070
  01/01/2013    to  12/31/2013       24.339394         31.025597         2,502.9222
  01/01/2014    to  12/31/2014       31.025597         33.277255         3,056.5058
============   ==== ==========       =========         =========        ===========
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.015117         12.726042        76,683.6060
  01/01/2006    to  12/31/2006       12.726042         14.215555        84,846.8561
  01/01/2007    to  12/31/2007       14.215555         15.443992        80,101.8689
  01/01/2008    to  12/31/2008       15.443992          9.255971        82,118.0788
  01/01/2009    to  12/31/2009        9.255971         12.116794        60,084.2000
  01/01/2010    to  12/31/2010       12.116794         14.956905        55,317.5634
  01/01/2011    to  12/31/2011       14.956905         14.473874        44,362.5459
  01/01/2012    to  12/31/2012       14.473874         16.738361        35,980.9244
  01/01/2013    to  12/31/2013       16.738361         22.952888        38,491.2875
  01/01/2014    to  12/31/2014       22.952888         24.229663        33,165.1234
============   ==== ==========       =========         =========        ===========
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.791288         10.209925        14,192.7477
  01/01/2014    to  12/31/2014       10.209925         10.496346        15,772.5060
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
  (Reg. TM) BOND SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.037587          8.903238        20,199.4539
  01/01/2009    to  12/31/2009        8.903238          9.765301        29,424.6600
  01/01/2010    to  12/31/2010        9.765301         10.135640        17,085.7352
  01/01/2011    to  12/31/2011       10.135640         10.489688        27,906.0394
  01/01/2012    to  12/31/2012       10.489688         10.764647        40,310.2009
  01/01/2013    to  04/26/2013       10.764647         10.736012             0.0000
============   ==== ==========       =========         =========       ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012635          1.044277             0.0000
  01/01/2013    to  12/31/2013        1.044277          1.133792             0.0000
  01/01/2014    to  12/31/2014        1.133792          1.186490        12,477.0359
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988192         10.284091             0.0000
  01/01/2007    to  12/31/2007       10.284091         12.861098        17,652.1428
  01/01/2008    to  12/31/2008       12.861098          7.641242       123,918.4893
  01/01/2009    to  12/31/2009        7.641242         10.526144        28,187.0700
  01/01/2010    to  12/31/2010       10.526144         12.564008        23,003.7290
  01/01/2011    to  12/31/2011       12.564008         12.108903        21,926.7452
  01/01/2012    to  12/31/2012       12.108903         13.849513        18,070.0537
  01/01/2013    to  12/31/2013       13.849513         15.868774        10,670.2516
  01/01/2014    to  12/31/2014       15.868774         16.061684        12,590.6065
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.948206         16.828031       112,910.5104
  01/01/2006    to  12/31/2006       16.828031         17.968847       123,750.3713
  01/01/2007    to  12/31/2007       17.968847         18.727017        96,702.8122
  01/01/2008    to  12/31/2008       18.727017         14.910488        76,708.6075
  01/01/2009    to  12/31/2009       14.910488         19.949964        75,564.0400
  01/01/2010    to  12/31/2010       19.949964         22.046418        67,016.7448
  01/01/2011    to  12/31/2011       22.046418         22.529533        60,413.8000
  01/01/2012    to  12/31/2012       22.529533         24.889981        59,878.6518
  01/01/2013    to  12/31/2013       24.889981         26.291177        65,370.6210
  01/01/2014    to  12/31/2014       26.291177         26.961082        66,922.9015
============   ==== ==========       =========         =========       ============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.996987         10.167529           127.0554
  01/01/2011    to  12/31/2011       10.167529         10.146507         3,964.9517
  01/01/2012    to  12/31/2012       10.146507         10.652134         3,802.7917
  01/01/2013    to  12/31/2013       10.652134         10.820093        11,339.3588
  01/01/2014    to  12/31/2014       10.820093         10.662557         7,080.9023
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.986988          9.714258             0.0000
  01/01/2012    to  12/31/2012        9.714258          9.919665         3,148.4319
  01/01/2013    to  12/31/2013        9.919665          9.816446         3,273.3319
  01/01/2014    to  12/31/2014        9.816446          9.704415         6,522.0982
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997589         10.838832           414.1800
  01/01/2010    to  12/31/2010       10.838832         12.039017           440.9786
  01/01/2011    to  12/31/2011       12.039017         11.738652             0.0000
  01/01/2012    to  12/31/2012       11.738652         13.122429             0.0000
  01/01/2013    to  12/31/2013       13.122429         12.970052             0.0000
  01/01/2014    to  12/31/2014       12.970052         12.832512             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.677989         11.530646       260,215.1924
  01/01/2006    to  12/31/2006       11.530646         12.819947       312,805.2578
  01/01/2007    to  12/31/2007       12.819947         12.901474       290,018.1256
  01/01/2008    to  12/31/2008       12.901474          7.469089       289,704.7066
  01/01/2009    to  12/31/2009        7.469089          9.691868       259,668.7700
  01/01/2010    to  12/31/2010        9.691868         11.045619       251,472.8292
  01/01/2011    to  12/31/2011       11.045619         10.181589       249,857.9731
  01/01/2012    to  12/31/2012       10.181589         11.626269       247,028.2471
  01/01/2013    to  12/31/2013       11.626269         14.729326       286,898.1408
  01/01/2014    to  12/31/2014       14.729326         15.142002       261,835.2432
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.920830         10.325525        34,324.4100
  01/01/2013    to  12/31/2013       10.325525         11.551525        71,170.9848
  01/01/2014    to  12/31/2014       11.551525         12.390449        72,645.5513
============   ==== ==========       =========         =========       ============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.755316         11.185657             0.0000
  01/01/2014    to  12/31/2014       11.185657         11.955623             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.131547         15.964866         145,978.5691
  01/01/2006    to  12/31/2006       15.964866         17.669187         154,286.7223
  01/01/2007    to  12/31/2007       17.669187         16.760427         110,990.4733
  01/01/2008    to  12/31/2008       16.760427         11.505142          97,061.0333
  01/01/2009    to  12/31/2009       11.505142         14.231733          92,650.2700
  01/01/2010    to  12/31/2010       14.231733         16.692458          81,243.3435
  01/01/2011    to  12/31/2011       16.692458         14.862668          78,506.0107
  01/01/2012    to  12/31/2012       14.862668         17.152563          75,519.8746
  01/01/2013    to  12/31/2013       17.152563         22.223982          86,627.4771
  01/01/2014    to  12/31/2014       22.223982         22.113274          68,245.8954
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988192         10.422355           6,804.9054
  01/01/2007    to  12/31/2007       10.422355         13.927648          46,311.6817
  01/01/2008    to  12/31/2008       13.927648          6.058060          17,138.1987
  01/01/2009    to  12/31/2009        6.058060         10.012274          96,670.8600
  01/01/2010    to  12/31/2010       10.012274         12.111688         125,768.9191
  01/01/2011    to  12/31/2011       12.111688          9.632356         120,519.6822
  01/01/2012    to  12/31/2012        9.632356         11.202058         117,568.1857
  01/01/2013    to  12/31/2013       11.202058         10.412422          86,660.3325
  01/01/2014    to  12/31/2014       10.412422          9.521556          77,740.3896
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.041095         12.575417         108,256.9694
  01/01/2006    to  12/31/2006       12.575417         15.570576         115,073.8849
  01/01/2007    to  12/31/2007       15.570576         17.254194         259,849.4451
  01/01/2008    to  12/31/2008       17.254194          9.727162         170,980.5988
  01/01/2009    to  12/31/2009        9.727162         12.519144         155,913.3000
  01/01/2010    to  12/31/2010       12.519144         13.643664         151,468.9007
  01/01/2011    to  12/31/2011       13.643664         11.917182         123,710.6553
  01/01/2012    to  12/31/2012       11.917182         13.604147         128,141.2355
  01/01/2013    to  12/31/2013       13.604147         15.871003          95,926.0748
  01/01/2014    to  12/31/2014       15.871003         14.446613          94,123.5565
============   ==== ==========       =========         =========         ============
 PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999699          1.029884               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.068762         10.978760         155,106.1388
  01/01/2006    to  12/31/2006       10.978760         10.782048         190,305.0164
  01/01/2007    to  12/31/2007       10.782048         11.684998         145,484.1680
  01/01/2008    to  12/31/2008       11.684998         10.642578         106,765.1041
  01/01/2009    to  12/31/2009       10.642578         12.290146         212,730.4400
  01/01/2010    to  12/31/2010       12.290146         12.955862         271,511.5336
  01/01/2011    to  12/31/2011       12.955862         14.086822         257,010.6643
  01/01/2012    to  12/31/2012       14.086822         15.036974         246,913.0228
  01/01/2013    to  12/31/2013       15.036974         13.345355         198,115.2999
  01/01/2014    to  12/31/2014       13.345355         13.432653         181,018.1609
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.929910         11.933334         113,457.0047
  01/01/2006    to  12/31/2006       11.933334         12.201788         182,649.5668
  01/01/2007    to  12/31/2007       12.201788         12.837722         188,047.0450
  01/01/2008    to  12/31/2008       12.837722         12.609123         177,366.3916
  01/01/2009    to  12/31/2009       12.609123         14.558656         285,234.5800
  01/01/2010    to  12/31/2010       14.558656         15.405575         238,486.6615
  01/01/2011    to  12/31/2011       15.405575         15.548946         179,353.7688
  01/01/2012    to  12/31/2012       15.548946         16.618896         189,488.0085
  01/01/2013    to  12/31/2013       16.618896         15.945861         123,191.7464
  01/01/2014    to  12/31/2014       15.945861         16.252771         173,404.9850
============   ==== ==========       =========         =========         ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.858543         14.461665               0.0000
  01/01/2010    to  12/31/2010       14.461665         16.400985               0.0000
  01/01/2011    to  12/31/2011       16.400985         15.263076               0.0000
  01/01/2012    to  12/31/2012       15.263076         16.478515               0.0000
  01/01/2013    to  12/31/2013       16.478515         21.393518               0.0000
  01/01/2014    to  12/31/2014       21.393518         23.215767               0.0000
============   ==== ==========       =========         =========         ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.649199         12.171413             674.6004
  01/01/2011    to  12/31/2011       12.171413         12.318921          14,409.5008
  01/01/2012    to  12/31/2012       12.318921         13.429785           8,548.0357
  01/01/2013    to  12/31/2013       13.429785         13.322902           2,742.2054
  01/01/2014    to  12/31/2014       13.322902         13.612017           9,529.8299
============   ==== ==========       =========         =========         ============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.686059         10.793183           6,165.0326
  01/01/2013    to  12/31/2013       10.793183         10.081120           4,189.8909
  01/01/2014    to  12/31/2014       10.081120         10.606986           4,183.9333
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.213865         10.693058             0.0000
  01/01/2014    to  12/31/2014       10.693058         11.364266        18,006.6226
============   ==== ==========       =========         =========        ===========
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010613          1.062291             0.0000
  01/01/2013    to  12/31/2013        1.062291          1.144248             0.0000
  01/01/2014    to  12/31/2014        1.144248          1.205978        12,285.9902
============   ==== ==========       =========         =========        ===========
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.198306          8.350805             0.0000
  01/01/2009    to  12/31/2009        8.350805         10.202154        13,696.9800
  01/01/2010    to  12/31/2010       10.202154         11.201756        50,246.7897
  01/01/2011    to  12/31/2011       11.201756         11.074793        59,396.4761
  01/01/2012    to  12/31/2012       11.074793         12.224092        60,514.6172
  01/01/2013    to  12/31/2013       12.224092         13.504487        61,545.5943
  01/01/2014    to  12/31/2014       13.504487         13.978411        65,920.3288
============   ==== ==========       =========         =========        ===========
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.590864          7.655988             0.0000
  01/01/2009    to  12/31/2009        7.655988          9.668742         6,325.7800
  01/01/2010    to  12/31/2010        9.668742         10.797232        16,520.1871
  01/01/2011    to  12/31/2011       10.797232         10.337860        97,907.1560
  01/01/2012    to  12/31/2012       10.337860         11.631841        92,553.3515
  01/01/2013    to  12/31/2013       11.631841         13.435197        89,559.1101
  01/01/2014    to  12/31/2014       13.435197         13.849790        93,279.0811
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.222817         47.765062        56,249.7727
  01/01/2006    to  12/31/2006       47.765062         55.039266        59,979.2480
  01/01/2007    to  12/31/2007       55.039266         55.838679        58,463.8121
  01/01/2008    to  12/31/2008       55.838679         34.775173        54,323.5640
  01/01/2009    to  12/31/2009       34.775173         40.275311        45,638.9100
  01/01/2010    to  12/31/2010       40.275311         46.104835        40,449.9959
  01/01/2011    to  12/31/2011       46.104835         43.294716        31,598.1990
  01/01/2012    to  12/31/2012       43.294716         49.961415        28,724.4671
  01/01/2013    to  12/31/2013       49.961415         65.382408        24,742.7755
  01/01/2014    to  12/31/2014       65.382408         72.453948        23,689.1697
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.020938          7.873283         206,155.1462
  01/01/2006    to  12/31/2006        7.873283          8.177181         208,269.3258
  01/01/2007    to  12/31/2007        8.177181          9.409055         196,914.2336
  01/01/2008    to  12/31/2008        9.409055          5.545172         311,186.5230
  01/01/2009    to  12/31/2009        5.545172          7.891163         149,884.0900
  01/01/2010    to  12/31/2010        7.891163          9.856625         165,548.0930
  01/01/2011    to  12/31/2011        9.856625          9.483678         125,751.8107
  01/01/2012    to  12/31/2012        9.483678         10.545524         121,086.5331
  01/01/2013    to  12/31/2013       10.545524         14.089700         110,663.7066
  01/01/2014    to  12/31/2014       14.089700         15.543858         106,686.9607
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        8.795602          9.600403          26,712.1953
  01/01/2014    to  12/31/2014        9.600403          9.077477          22,632.1053
============   ==== ==========       =========         =========         ============
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.087584          6.021612         140,272.0097
  01/01/2009    to  12/31/2009        6.021612          8.397486          32,780.8700
  01/01/2010    to  12/31/2010        8.397486          8.781125          27,829.5024
  01/01/2011    to  12/31/2011        8.781125          7.363178          29,894.1699
  01/01/2012    to  12/31/2012        7.363178          8.458381          29,071.7905
  01/01/2013    to  04/26/2013        8.458381          8.750241               0.0000
============   ==== ==========       =========         =========         ============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.256573         13.649510               0.0000
  01/01/2010    to  12/31/2010       13.649510         14.107038             307.3643
  01/01/2011    to  12/31/2011       14.107038         14.787710           3,543.2744
  01/01/2012    to  12/31/2012       14.787710         14.982516          11,624.6037
  01/01/2013    to  12/31/2013       14.982516         14.279748           6,384.3429
  01/01/2014    to  12/31/2014       14.279748         14.731714           6,460.0668
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.803573          9.854474        41,076.6408
  01/01/2006    to  12/31/2006        9.854474         10.079384       217,785.6852
  01/01/2007    to  12/31/2007       10.079384         10.333545       321,408.4871
  01/01/2008    to  12/31/2008       10.333545         10.370813       838,769.0682
  01/01/2009    to  12/31/2009       10.370813         10.170825       256,540.7100
  01/01/2010    to  12/31/2010       10.170825          9.949497       237,359.7147
  01/01/2011    to  12/31/2011        9.949497          9.733572       295,643.8217
  01/01/2012    to  12/31/2012        9.733572          9.520611       311,225.8001
  01/01/2013    to  12/31/2013        9.520611          9.313433       229,754.4147
  01/01/2014    to  12/31/2014        9.313433          9.110763       214,550.8101
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.816994          9.804231             0.0000
============   ==== ==========       =========         =========       ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       13.977234         16.572746        40,299.3106
  01/01/2014    to  12/31/2014       16.572746         17.975330        34,378.9043
============   ==== ==========       =========         =========       ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.055514         12.044032        24,255.5248
  01/01/2006    to  12/31/2006       12.044032         12.498046        26,172.1674
  01/01/2007    to  12/31/2007       12.498046         15.176801        53,020.6585
  01/01/2008    to  12/31/2008       15.176801          7.675140        24,602.4697
  01/01/2009    to  12/31/2009        7.675140         11.049370        36,375.9500
  01/01/2010    to  12/31/2010       11.049370         13.745245        60,075.0857
  01/01/2011    to  12/31/2011       13.745245         12.442847        55,656.6032
  01/01/2012    to  12/31/2012       12.442847         12.903288        53,111.4891
  01/01/2013    to  04/26/2013       12.903288         13.887869             0.0000
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.340216         11.485287       129,949.4728
  01/01/2006    to  12/31/2006       11.485287         11.519592       158,994.6657
  01/01/2007    to  12/31/2007       11.519592         12.550851       104,626.7444
  01/01/2008    to  12/31/2008       12.550851          7.789937        99,795.0992
  01/01/2009    to  12/31/2009        7.789937         10.635361       101,409.1900
  01/01/2010    to  12/31/2010       10.635361         11.581157        92,498.3387
  01/01/2011    to  12/31/2011       11.581157         11.354781        86,779.9874
  01/01/2012    to  12/31/2012       11.354781         12.834325       138,232.1947
  01/01/2013    to  12/31/2013       12.834325         17.166925       132,663.5084
  01/01/2014    to  12/31/2014       17.166925         18.261673       129,669.3350
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
  LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563024          9.970501         2,036.2263
  01/01/2008    to  12/31/2008        9.970501          5.675456        15,271.6499
  01/01/2009    to  12/31/2009        5.675456          6.842845         4,487.3800
  01/01/2010    to  12/31/2010        6.842845          7.723872         2,958.0679
  01/01/2011    to  12/31/2011        7.723872          7.265988             0.0000
  01/01/2012    to  12/31/2012        7.265988          8.007763         1,566.0014
  01/01/2013    to  04/26/2013        8.007763          8.583807             0.0000
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.245328          8.446691       205,103.5108
  01/01/2006    to  12/31/2006        8.446691          8.892708       212,997.7544
  01/01/2007    to  12/31/2007        8.892708          9.941074       182,188.5774
  01/01/2008    to  12/31/2008        9.941074          5.256691       171,226.1544
  01/01/2009    to  12/31/2009        5.256691          7.389648       163,507.6700
  01/01/2010    to  12/31/2010        7.389648          7.908215       142,328.9051
  01/01/2011    to  12/31/2011        7.908215          7.629672        97,608.1211
  01/01/2012    to  04/27/2012        7.629672          8.561031             0.0000
============   ==== ==========       =========         =========       ============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.915178         16.008064       114,084.5206
  01/01/2006    to  12/31/2006       16.008064         17.567121       109,705.5324
  01/01/2007    to  12/31/2007       17.567121         15.967034        85,643.3424
  01/01/2008    to  12/31/2008       15.967034          8.412940        78,919.1799
  01/01/2009    to  12/31/2009        8.412940         11.620403        82,685.7800
  01/01/2010    to  12/31/2010       11.620403         13.045574        76,651.4627
  01/01/2011    to  12/31/2011       13.045574         13.590610        70,717.6998
  01/01/2012    to  12/31/2012       13.590610         14.832929        64,093.7791
  01/01/2013    to  12/31/2013       14.832929         19.807895        55,444.9266
  01/01/2014    to  12/31/2014       19.807895         19.701170        51,433.7611
============   ==== ==========       =========         =========       ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063331         10.122150             0.0000
  01/01/2009    to  12/31/2009       10.122150         14.131649         5,605.9300
  01/01/2010    to  12/31/2010       14.131649         16.947280         3,873.7885
  01/01/2011    to  12/31/2011       16.947280         13.884521         3,054.3856
  01/01/2012    to  12/31/2012       13.884521         16.012469         3,384.1097
  01/01/2013    to  12/31/2013       16.012469         19.987824         6,189.7846
  01/01/2014    to  12/31/2014       19.987824         18.243826         6,074.7901
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.038480         13.224989           13,225.3786
============   ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.334382         13.633504        1,461,488.2306
============   ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.098659         10.322104          124,599.0045
  01/01/2006    to  12/31/2006       10.322104         10.969126          190,736.1222
  01/01/2007    to  12/31/2007       10.969126         11.364282          705,871.3660
  01/01/2008    to  12/31/2008       11.364282          8.820609          431,266.9639
  01/01/2009    to  12/31/2009        8.820609         10.605365          451,490.1700
  01/01/2010    to  12/31/2010       10.605365         11.505777          750,556.6280
  01/01/2011    to  12/31/2011       11.505777         11.455793          692,201.5385
  01/01/2012    to  12/31/2012       11.455793         12.427921          671,456.9813
  01/01/2013    to  12/31/2013       12.427921         13.261351          553,007.7837
  01/01/2014    to  04/25/2014       13.261351         13.336793                0.0000
============   ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.218758         10.578112          648,048.1515
  01/01/2006    to  12/31/2006       10.578112         11.407435        1,500,949.4413
  01/01/2007    to  12/31/2007       11.407435         11.850475        1,143,926.6781
  01/01/2008    to  12/31/2008       11.850475          8.529120        1,048,407.4449
  01/01/2009    to  12/31/2009        8.529120         10.520089        1,390,862.2500
  01/01/2010    to  12/31/2010       10.520089         11.567354        1,364,436.7479
  01/01/2011    to  12/31/2011       11.567354         11.302961        1,244,062.4160
  01/01/2012    to  12/31/2012       11.302961         12.426058        1,126,756.4022
  01/01/2013    to  12/31/2013       12.426058         13.884938        1,124,914.4234
  01/01/2014    to  04/25/2014       13.884938         13.911303                0.0000
============   ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.198394         14.626900        1,554,742.4804
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.382260         10.880346         3,207,498.3270
  01/01/2006    to  12/31/2006       10.880346         11.919190         3,102,229.3196
  01/01/2007    to  12/31/2007       11.919190         12.227681         3,088,996.2892
  01/01/2008    to  12/31/2008       12.227681          8.140832         2,124,953.9120
  01/01/2009    to  12/31/2009        8.140832         10.220292         1,779,237.0800
  01/01/2010    to  12/31/2010       10.220292         11.356297         1,814,320.2691
  01/01/2011    to  12/31/2011       11.356297         10.920513         1,782,780.6508
  01/01/2012    to  12/31/2012       10.920513         12.169778         1,496,752.5847
  01/01/2013    to  12/31/2013       12.169778         14.216833         1,476,404.3879
  01/01/2014    to  04/25/2014       14.216833         14.200961                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.636277         15.164995         1,416,196.8539
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
  TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997589          6.994952             3,795.9087
  01/01/2009    to  12/31/2009        6.994952          8.796467            14,845.0200
  01/01/2010    to  12/31/2010        8.796467          9.469607            27,096.6274
  01/01/2011    to  12/31/2011        9.469607          9.100861            52,750.7088
  01/01/2012    to  12/31/2012        9.100861         10.337166            50,348.1244
  01/01/2013    to  04/26/2013       10.337166         11.100256                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.592973         11.308736         2,164,496.8498
  01/01/2006    to  12/31/2006       11.308736         12.567360         3,055,759.6265
  01/01/2007    to  12/31/2007       12.567360         12.870484         3,081,773.9028
  01/01/2008    to  12/31/2008       12.870484          7.822055         2,850,730.0405
  01/01/2009    to  12/31/2009        7.822055          9.954917         2,061,121.7300
  01/01/2010    to  12/31/2010        9.954917         11.246887         1,856,498.4779
  01/01/2011    to  12/31/2011       11.246887         10.576445         1,746,098.4948
  01/01/2012    to  12/31/2012       10.576445         11.971431         1,636,728.8157
  01/01/2013    to  12/31/2013       11.971431         14.745861         1,546,583.2724
  01/01/2014    to  04/25/2014       14.745861         14.649286                 0.0000
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.324144         12.801193             0.0000
  01/01/2010    to  12/31/2010       12.801193         15.768575             0.0000
  01/01/2011    to  12/31/2011       15.768575         15.080638         2,010.5815
  01/01/2012    to  12/31/2012       15.080638         17.297802           896.4153
  01/01/2013    to  12/31/2013       17.297802         22.463866           890.4430
  01/01/2014    to  12/31/2014       22.463866         23.999448           950.4028
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.216052         11.452829       511,932.1479
  01/01/2006    to  12/31/2006       11.452829         12.905807       511,555.1154
  01/01/2007    to  12/31/2007       12.905807         13.251461       515,272.9730
  01/01/2008    to  12/31/2008       13.251461          8.132357       370,865.3126
  01/01/2009    to  12/31/2009        8.132357         10.017481       397,178.3000
  01/01/2010    to  12/31/2010       10.017481         11.219650       322,818.0152
  01/01/2011    to  12/31/2011       11.219650         11.155496       281,802.1315
  01/01/2012    to  12/31/2012       11.155496         12.595054       219,556.3132
  01/01/2013    to  12/31/2013       12.595054         16.226720       264,941.3348
  01/01/2014    to  12/31/2014       16.226720         17.952901       240,830.4723
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.788938         19.511447         3,077.4948
  01/01/2014    to  12/31/2014       19.511447         21.102844         3,344.6087
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997589          6.563810           694.7435
  01/01/2009    to  12/31/2009        6.563810          8.018802        12,790.1300
  01/01/2010    to  12/31/2010        8.018802          8.709116         4,140.6390
  01/01/2011    to  12/31/2011        8.709116          8.473386         6,156.5690
  01/01/2012    to  12/31/2012        8.473386          9.441471         5,835.7616
  01/01/2013    to  04/26/2013        9.441471         10.316027             0.0000
============   ==== ==========       =========         =========       ============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.485066         10.876743             0.0000
  01/01/2010    to  12/31/2010       10.876743         11.466372             0.0000
  01/01/2011    to  12/31/2011       11.466372          9.797929             0.0000
  01/01/2012    to  12/31/2012        9.797929         11.302969             0.0000
  01/01/2013    to  12/31/2013       11.302969         13.427394             0.0000
  01/01/2014    to  12/31/2014       13.427394         12.303624             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       15.236632         18.924942        23,335.6995
  01/01/2014    to  12/31/2014       18.924942         18.457456        26,266.4190
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.386766         14.151717        94,344.9546
  01/01/2006    to  12/31/2006       14.151717         15.876342        83,341.2510
  01/01/2007    to  12/31/2007       15.876342         15.108094        48,721.5920
  01/01/2008    to  12/31/2008       15.108094          9.117948        47,739.6030
  01/01/2009    to  12/31/2009        9.117948         12.198515        43,309.3000
  01/01/2010    to  12/31/2010       12.198515         14.661117        33,504.1890
  01/01/2011    to  12/31/2011       14.661117         13.585944        24,945.8212
  01/01/2012    to  12/31/2012       13.585944         13.991164        25,087.0121
  01/01/2013    to  04/26/2013       13.991164         15.131745             0.0000
============   ==== ==========       =========         =========       ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.518068         12.878014            40.6100
  01/01/2010    to  12/31/2010       12.878014         15.942282         1,654.7931
  01/01/2011    to  12/31/2011       15.942282         14.921040           852.2103
  01/01/2012    to  12/31/2012       14.921040         16.921936         1,541.4557
  01/01/2013    to  12/31/2013       16.921936         22.864437         2,384.3091
  01/01/2014    to  12/31/2014       22.864437         23.424836         2,155.5517
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.596507          8.284519       103,201.2017
  01/01/2014    to  12/31/2014        8.284519          8.819523       112,166.3583
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.282527          4.651129       121,487.5159
  01/01/2006    to  12/31/2006        4.651129          4.793453       144,177.4155
  01/01/2007    to  12/31/2007        4.793453          6.166694       248,542.9179
  01/01/2008    to  12/31/2008        6.166694          3.350622       146,800.7763
  01/01/2009    to  12/31/2009        3.350622          5.210781       217,317.0800
  01/01/2010    to  12/31/2010        5.210781          6.509010       218,463.2076
  01/01/2011    to  12/31/2011        6.509010          5.737545       141,689.9373
  01/01/2012    to  12/31/2012        5.737545          6.292144       138,176.3833
  01/01/2013    to  04/26/2013        6.292144          6.563115             0.0000
============   ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.580099         14.649275           306.4300
  01/01/2010    to  12/31/2010       14.649275         18.490188           345.8962
  01/01/2011    to  12/31/2011       18.490188         15.072264             0.0000
  01/01/2012    to  12/31/2012       15.072264         15.122648             0.0000
  01/01/2013    to  12/31/2013       15.122648         16.384595             0.0000
  01/01/2014    to  12/31/2014       16.384595         13.010724             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.528669         14.437002             0.0000
  01/01/2006    to  12/31/2006       14.437002         14.676618             0.0000
  01/01/2007    to  12/31/2007       14.676618         14.934588         2,642.5831
  01/01/2008    to  12/31/2008       14.934588         14.530999         3,219.9096
  01/01/2009    to  12/31/2009       14.530999         14.794839         4,212.1500
  01/01/2010    to  12/31/2010       14.794839         15.267862         4,116.7558
  01/01/2011    to  12/31/2011       15.267862         15.723043         5,326.7689
  01/01/2012    to  12/31/2012       15.723043         15.847828         7,580.8597
  01/01/2013    to  12/31/2013       15.847828         15.362624         7,641.9879
  01/01/2014    to  12/31/2014       15.362624         15.411573         5,200.5677
============   ==== ==========       =========         =========       ============
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.756369         12.667083       310,249.4520
  01/01/2006    to  12/31/2006       12.667083         14.177401       324,798.3736
  01/01/2007    to  12/31/2007       14.177401         14.481835       243,245.3969
  01/01/2008    to  12/31/2008       14.481835          8.576031       222,300.7418
  01/01/2009    to  12/31/2009        8.576031         11.059572       286,312.4200
  01/01/2010    to  12/31/2010       11.059572         12.097525       250,637.9413
  01/01/2011    to  12/31/2011       12.097525         11.340196       222,337.1645
  01/01/2012    to  12/31/2012       11.340196         12.501071       203,277.7923
  01/01/2013    to  12/31/2013       12.501071         16.329410       183,018.9609
  01/01/2014    to  12/31/2014       16.329410         17.642825       164,406.3725
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                           NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT            UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD           END OF PERIOD
                                 ---------------   ---------------   --------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.198697         10.532766         82,356,101.8782
  01/01/2013    to  12/31/2013       10.532766         11.520955         81,937,776.3098
  01/01/2014    to  12/31/2014       11.520955         12.171233         76,869,766.1273
============   ==== ==========       =========         =========        ================
 ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996823          1.038973            521,469.5113
============   ==== ==========       =========         =========        ================
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008246          7.002006         15,593,581.7626
  01/01/2009    to  12/31/2009        7.002006          8.911697         54,321,679.9700
  01/01/2010    to  12/31/2010        8.911697          9.836852         90,035,975.7925
  01/01/2011    to  12/31/2011        9.836852          9.475085        107,215,317.4397
  01/01/2012    to  12/31/2012        9.475085         10.585364        101,255,174.3375
  01/01/2013    to  12/31/2013       10.585364         12.347940         94,367,615.8984
  01/01/2014    to  12/31/2014       12.347940         12.887037         87,659,777.0470
============   ==== ==========       =========         =========        ================
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998247          6.351043         25,619,134.2785
  01/01/2009    to  12/31/2009        6.351043          8.377803         49,190,958.7900
  01/01/2010    to  12/31/2010        8.377803          9.356566         56,069,069.0710
  01/01/2011    to  12/31/2011        9.356566          8.772532         57,429,746.5522
  01/01/2012    to  12/31/2012        8.772532         10.027496         53,478,967.4743
  01/01/2013    to  12/31/2013       10.027496         12.346139         52,333,933.3763
  01/01/2014    to  12/31/2014       12.346139         12.926295         51,575,271.3772
============   ==== ==========       =========         =========        ================
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988247          5.751733          3,065,913.0451
  01/01/2009    to  12/31/2009        5.751733          7.861733         10,655,720.5000
  01/01/2010    to  12/31/2010        7.861733          9.154919         19,360,656.7954
  01/01/2011    to  12/31/2011        9.154919          8.595309         24,491,854.9951
  01/01/2012    to  12/31/2012        8.595309          9.930956         18,778,820.9164
  01/01/2013    to  12/31/2013        9.930956         12.684406         16,265,863.0286
  01/01/2014    to  12/31/2014       12.684406         13.504638         14,095,337.4320
============   ==== ==========       =========         =========        ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018246          7.674799         9,147,772.0429
  01/01/2009    to  12/31/2009        7.674799          9.320117        32,268,562.4900
  01/01/2010    to  12/31/2010        9.320117         10.080914        50,272,055.0179
  01/01/2011    to  12/31/2011       10.080914          9.940216        57,290,654.5244
  01/01/2012    to  12/31/2012        9.940216         10.841879        53,450,956.7500
  01/01/2013    to  12/31/2013       10.841879         12.112423        48,683,754.5723
  01/01/2014    to  12/31/2014       12.112423         12.646648        43,798,169.5481
============   ==== ==========       =========         =========       ================
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.130359         11.521583        96,679,560.6935
  01/01/2013    to  12/31/2013       11.521583         10.954170        79,457,513.7240
  01/01/2014    to  12/31/2014       10.954170         11.211254        71,072,724.6037
============   ==== ==========       =========         =========       ================
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.954140         10.262698       145,495,265.9319
  01/01/2013    to  12/31/2013       10.262698         11.140953       136,294,593.6743
  01/01/2014    to  12/31/2014       11.140953         11.612740       125,391,755.3382
============   ==== ==========       =========         =========       ================
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.425532         12.270938           127,888.9177
  01/01/2009    to  12/31/2009       12.270938         17.709663         1,347,225.3800
  01/01/2010    to  12/31/2010       17.709663         20.177578         2,379,638.5737
  01/01/2011    to  12/31/2011       20.177578         20.323542         3,193,831.8397
  01/01/2012    to  12/31/2012       20.323542         23.307882         3,267,882.4500
  01/01/2013    to  12/31/2013       23.307882         25.078819         2,529,494.1679
  01/01/2014    to  12/31/2014       25.078819         25.494051         2,024,582.2085
============   ==== ==========       =========         =========       ================
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.816450         14.289435           526,821.7354
  01/01/2006    to  12/31/2006       14.289435         19.348461           721,322.7205
  01/01/2007    to  12/31/2007       19.348461         16.182460           636,775.5328
  01/01/2008    to  12/31/2008       16.182460          9.288287           739,974.4343
  01/01/2009    to  12/31/2009        9.288287         12.315905           968,999.7400
  01/01/2010    to  12/31/2010       12.315905         14.072750         1,556,892.2076
  01/01/2011    to  12/31/2011       14.072750         13.076104         1,996,676.6867
  01/01/2012    to  12/31/2012       13.076104         16.211779         1,947,508.7014
  01/01/2013    to  12/31/2013       16.211779         16.520134         2,021,161.0636
  01/01/2014    to  12/31/2014       16.520134         18.414936         1,888,250.4515
============   ==== ==========       =========         =========       ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.125233          7.964477         1,173,567.3500
  01/01/2006    to  12/31/2006        7.964477          7.702135         1,093,052.6657
  01/01/2007    to  12/31/2007        7.702135          7.751034           923,035.7231
  01/01/2008    to  12/31/2008        7.751034          4.648855           909,961.4810
  01/01/2009    to  12/31/2009        4.648855          6.083083         1,169,070.0500
  01/01/2010    to  12/31/2010        6.083083          7.410609         2,070,017.7376
  01/01/2011    to  12/31/2011        7.410609          7.530069         9,281,983.4705
  01/01/2012    to  12/31/2012        7.530069          8.781353         9,179,927.9410
  01/01/2013    to  12/31/2013        8.781353         12.582936        10,299,327.4956
  01/01/2014    to  12/31/2014       12.582936         14.722774         9,951,305.9858
============   ==== ==========      ==========        ==========        ===============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      142.925755        146.788850            61,655.9173
  01/01/2011    to  12/31/2011      146.788850        133.563610           106,846.0568
  01/01/2012    to  12/31/2012      133.563610        161.026092           218,845.9341
  01/01/2013    to  12/31/2013      161.026092        204.087712           159,837.8367
  01/01/2014    to  04/25/2014      204.087712        212.384108                 0.0000
============   ==== ==========      ==========        ==========        ===============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246869         10.622029             1,790.1524
  01/01/2006    to  12/31/2006       10.622029         11.142009           236,947.5573
  01/01/2007    to  12/31/2007       11.142009         10.316557           340,673.9753
  01/01/2008    to  12/31/2008       10.316557          4.607445           734,949.4798
  01/01/2009    to  12/31/2009        4.607445          6.255989         1,485,802.9800
  01/01/2010    to  12/31/2010        6.255989          6.608321         2,136,811.7632
  01/01/2011    to  04/29/2011        6.608321          7.022114                 0.0000
============   ==== ==========      ==========        ==========        ===============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.955751         13.241624           739,998.1452
  01/01/2006    to  12/31/2006       13.241624         15.076958           997,058.0961
  01/01/2007    to  12/31/2007       15.076958         15.295768         1,113,110.3904
  01/01/2008    to  12/31/2008       15.295768          9.621978           895,332.3649
  01/01/2009    to  12/31/2009        9.621978         12.528083           740,490.3700
  01/01/2010    to  12/31/2010       12.528083         15.317038         1,122,811.4202
  01/01/2011    to  12/31/2011       15.317038         14.125705         1,841,910.7858
  01/01/2012    to  12/31/2012       14.125705         16.418830         1,780,985.6990
  01/01/2013    to  12/31/2013       16.418830         21.434056         1,769,445.9103
  01/01/2014    to  12/31/2014       21.434056         23.884333         1,801,609.3577
============   ==== ==========      ==========        ==========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.880805         15.605990         2,113,080.8161
  01/01/2006    to  12/31/2006       15.605990         19.789844         2,480,522.3661
  01/01/2007    to  12/31/2007       19.789844         19.256181         2,380,789.8119
  01/01/2008    to  12/31/2008       19.256181         11.202061         2,128,936.3365
  01/01/2009    to  12/31/2009       11.202061         17.094474         2,710,367.0600
  01/01/2010    to  12/31/2010       17.094474         19.585672         4,879,112.6378
  01/01/2011    to  12/31/2011       19.585672         16.527494         7,088,785.4013
  01/01/2012    to  12/31/2012       16.527494         21.021513         5,894,732.4837
  01/01/2013    to  12/31/2013       21.021513         26.995638         6,198,464.3985
  01/01/2014    to  12/31/2014       26.995638         25.028886         6,812,067.9430
============   ==== ==========       =========         =========       ================
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010680          1.046550       117,940,442.0653
  01/01/2013    to  12/31/2013        1.046550          1.049106       114,483,457.5555
  01/01/2014    to  12/31/2014        1.049106          1.090072        90,186,360.9291
============   ==== ==========       =========         =========       ================
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998685         10.461847           186,920.3310
  01/01/2006    to  12/31/2006       10.461847         11.949081           490,694.1548
  01/01/2007    to  12/31/2007       11.949081         11.465355           645,923.2643
  01/01/2008    to  12/31/2008       11.465355          7.230874           657,246.6302
  01/01/2009    to  12/31/2009        7.230874          9.008179         1,579,466.2400
  01/01/2010    to  12/31/2010        9.008179         10.184113         2,751,749.3103
  01/01/2011    to  12/31/2011       10.184113          9.876117         3,848,914.6430
  01/01/2012    to  12/31/2012        9.876117         11.518581         5,585,792.0588
  01/01/2013    to  12/31/2013       11.518581         15.347858         6,134,754.4460
  01/01/2014    to  12/31/2014       15.347858         16.510796         5,772,042.6643
============   ==== ==========       =========         =========       ================
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.652140         16.220286           192,719.4769
  01/01/2009    to  12/31/2009       16.220286         20.198467           693,465.0900
  01/01/2010    to  12/31/2010       20.198467         24.952498         1,148,547.5040
  01/01/2011    to  12/31/2011       24.952498         23.649057         1,517,730.6338
  01/01/2012    to  12/31/2012       23.649057         26.692113         1,406,934.0603
  01/01/2013    to  12/31/2013       26.692113         34.229277         1,173,543.4381
  01/01/2014    to  12/31/2014       34.229277         36.934398         1,077,254.9885
============   ==== ==========       =========         =========       ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.098278         12.890987         1,497,745.3317
  01/01/2006    to  12/31/2006       12.890987         14.486244         1,273,985.9523
  01/01/2007    to  12/31/2007       14.486244         15.833312         1,029,233.3851
  01/01/2008    to  12/31/2008       15.833312          9.546739           962,010.0522
  01/01/2009    to  12/31/2009        9.546739         12.572653         1,253,787.8800
  01/01/2010    to  12/31/2010       12.572653         15.612906         1,691,566.4377
  01/01/2011    to  12/31/2011       15.612906         15.199465         2,308,826.3032
  01/01/2012    to  12/31/2012       15.199465         17.683791         2,591,469.4859
  01/01/2013    to  12/31/2013       17.683791         24.395133         2,336,788.7807
  01/01/2014    to  12/31/2014       24.395133         25.907149         2,104,459.8518
============   ==== ==========       =========         =========       ================
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.120984         10.564513        10,108,464.3535
  01/01/2014    to  12/31/2014       10.564513         10.926236        10,809,170.4681
============   ==== ==========       =========         =========       ================
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg.
  TM) BOND SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038245          8.940063           912,020.1831
  01/01/2009    to  12/31/2009        8.940063          9.864681         4,930,893.8200
  01/01/2010    to  12/31/2010        9.864681         10.300392         9,776,433.1837
  01/01/2011    to  12/31/2011       10.300392         10.724159        11,086,095.2871
  01/01/2012    to  12/31/2012       10.724159         11.071850        10,748,965.9465
  01/01/2013    to  04/26/2013       11.071850         11.043124                 0.0000
============   ==== ==========       =========         =========       ================
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012734          1.048594        23,331,127.3831
  01/01/2013    to  12/31/2013        1.048594          1.145329       114,409,699.3252
  01/01/2014    to  12/31/2014        1.145329          1.205777       126,816,698.5005
============   ==== ==========       =========         =========       ================
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988685         10.325606            86,000.0110
  01/01/2007    to  12/31/2007       10.325606         12.991090           622,984.2527
  01/01/2008    to  12/31/2008       12.991090          7.765170         1,211,766.1780
  01/01/2009    to  12/31/2009        7.765170         10.761189         1,674,581.9600
  01/01/2010    to  12/31/2010       10.761189         12.921756         2,973,538.8463
  01/01/2011    to  12/31/2011       12.921756         12.528496         3,990,672.8910
  01/01/2012    to  12/31/2012       12.528496         14.416084         3,718,858.9764
  01/01/2013    to  12/31/2013       14.416084         16.617317         3,266,386.7049
  01/01/2014    to  12/31/2014       16.617317         16.920561         3,249,730.5987
============   ==== ==========       =========         =========       ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.050226         17.030924         1,595,671.3353
  01/01/2006    to  12/31/2006       17.030924         18.294610         1,466,778.3619
  01/01/2007    to  12/31/2007       18.294610         19.181873         1,302,978.5887
  01/01/2008    to  12/31/2008       19.181873         15.364880         1,037,379.8359
  01/01/2009    to  12/31/2009       15.364880         20.681522         1,678,515.3600
  01/01/2010    to  12/31/2010       20.681522         22.992317         2,010,954.2270
  01/01/2011    to  12/31/2011       22.992317         23.637185         1,863,668.7506
  01/01/2012    to  12/31/2012       23.637185         26.271639         1,745,261.4744
  01/01/2013    to  12/31/2013       26.271639         27.917604         1,586,715.8781
  01/01/2014    to  12/31/2014       27.917604         28.801230         1,341,892.8943
============   ==== ==========       =========         =========         ==============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997808         10.208891           495,132.3612
  01/01/2011    to  12/31/2011       10.208891         10.248932         1,072,300.5345
  01/01/2012    to  12/31/2012       10.248932         10.824756         1,087,625.6112
  01/01/2013    to  12/31/2013       10.824756         11.061605         1,544,861.7281
  01/01/2014    to  12/31/2014       11.061605         10.966157         1,250,127.6100
============   ==== ==========       =========         =========         ==============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987809          9.753794           868,225.8633
  01/01/2012    to  12/31/2012        9.753794         10.020301         1,083,662.6869
  01/01/2013    to  12/31/2013       10.020301          9.975715         5,086,873.3192
  01/01/2014    to  12/31/2014        9.975715          9.921220         6,552,046.6746
============   ==== ==========       =========         =========         ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998247         10.882555           289,128.8500
  01/01/2010    to  12/31/2010       10.882555         12.160270         1,063,278.3840
  01/01/2011    to  12/31/2011       12.160270         11.928070         1,542,588.9573
  01/01/2012    to  12/31/2012       11.928070         13.414839         1,522,333.8188
  01/01/2013    to  12/31/2013       13.414839         13.338870         1,340,668.6001
  01/01/2014    to  12/31/2014       13.338870         13.276865         1,163,178.9669
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.688161         11.610860         4,857,481.2103
  01/01/2006    to  12/31/2006       11.610860         12.986595         5,610,358.3490
  01/01/2007    to  12/31/2007       12.986595         13.148279         5,214,355.1551
  01/01/2008    to  12/31/2008       13.148279          7.658055         4,129,760.7382
  01/01/2009    to  12/31/2009        7.658055          9.996887         5,367,293.6900
  01/01/2010    to  12/31/2010        9.996887         11.461735         7,662,326.9329
  01/01/2011    to  12/31/2011       11.461735         10.628642         9,618,231.1485
  01/01/2012    to  12/31/2012       10.628642         12.210162         9,040,874.2992
  01/01/2013    to  12/31/2013       12.210162         15.562098         8,861,478.4171
  01/01/2014    to  12/31/2014       15.562098         16.094408         8,344,972.8351
============   ==== ==========       =========         =========       ================
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.981038         10.430094       111,084,541.1753
  01/01/2013    to  12/31/2013       10.430094         11.738718       134,685,884.7420
  01/01/2014    to  12/31/2014       11.738718         12.667006       141,062,009.8759
============   ==== ==========       =========         =========       ================
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.786819         11.263869         3,138,664.1274
  01/01/2014    to  12/31/2014       11.263869         12.111669         6,619,826.4728
============   ==== ==========       =========         =========       ================
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.245205         16.189772         2,354,156.4426
  01/01/2006    to  12/31/2006       16.189772         18.025638         2,231,719.0979
  01/01/2007    to  12/31/2007       18.025638         17.202074         1,880,358.2010
  01/01/2008    to  12/31/2008       17.202074         11.879737         1,939,024.0235
  01/01/2009    to  12/31/2009       11.879737         14.783574         2,926,441.4200
  01/01/2010    to  12/31/2010       14.783574         17.443958         3,671,335.6588
  01/01/2011    to  12/31/2011       17.443958         15.625128         4,290,093.6225
  01/01/2012    to  12/31/2012       15.625128         18.141552         3,255,746.6465
  01/01/2013    to  12/31/2013       18.141552         23.646737         2,913,109.9352
  01/01/2014    to  12/31/2014       23.646737         23.670588         2,556,608.5596
============   ==== ==========       =========         =========       ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988685         10.464459           53,584.9524
  01/01/2007    to  12/31/2007       10.464459         14.068459          419,820.3816
  01/01/2008    to  12/31/2008       14.068459          6.156400        1,093,775.7477
  01/01/2009    to  12/31/2009        6.156400         10.236000        3,411,716.9900
  01/01/2010    to  12/31/2010       10.236000         12.456715        6,735,950.9509
  01/01/2011    to  12/31/2011       12.456715          9.966333        8,359,257.3766
  01/01/2012    to  12/31/2012        9.966333         11.660563        7,916,048.0421
  01/01/2013    to  12/31/2013       11.660563         10.903862        8,915,079.5966
  01/01/2014    to  12/31/2014       10.903862         10.031008        9,634,324.8379
============   ==== ==========       =========         =========       ===============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.107466         12.726894        1,807,986.9167
  01/01/2006    to  12/31/2006       12.726894         15.852659        1,829,948.0262
  01/01/2007    to  12/31/2007       15.852659         17.673078        1,966,501.5199
  01/01/2008    to  12/31/2008       17.673078         10.023606        2,235,955.6138
  01/01/2009    to  12/31/2009       10.023606         12.978336        2,505,048.0600
  01/01/2010    to  12/31/2010       12.978336         14.229112        2,745,255.7489
  01/01/2011    to  12/31/2011       14.229112         12.503286        3,047,612.0746
  01/01/2012    to  12/31/2012       12.503286         14.359545        2,858,859.2081
  01/01/2013    to  12/31/2013       14.359545         16.853046        2,531,598.9555
  01/01/2014    to  12/31/2014       16.853046         15.432901        2,475,053.5685
============   ==== ==========       =========         =========       ===============
 PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999781          1.034159        1,080,901.1083
============   ==== ==========       =========         =========       ===============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.180310         11.155964        2,719,309.5870
  01/01/2006    to  12/31/2006       11.155964         11.021843        2,435,843.7556
  01/01/2007    to  12/31/2007       11.021843         12.017125        1,899,164.0350
  01/01/2008    to  12/31/2008       12.017125         11.011145        2,721,333.6837
  01/01/2009    to  12/31/2009       11.011145         12.792237        7,522,791.9800
  01/01/2010    to  12/31/2010       12.792237         13.566288       13,473,053.6521
  01/01/2011    to  12/31/2011       13.566288         14.839021       17,898,718.0379
  01/01/2012    to  12/31/2012       14.839021         15.935720       18,431,961.4059
  01/01/2013    to  12/31/2013       15.935720         14.228159       16,713,454.6149
  01/01/2014    to  12/31/2014       14.228159         14.407427       14,504,602.9643
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.001776         12.077274         3,038,488.6760
  01/01/2006    to  12/31/2006       12.077274         12.423077         3,023,933.0412
  01/01/2007    to  12/31/2007       12.423077         13.149610         2,906,835.3509
  01/01/2008    to  12/31/2008       13.149610         12.993376         4,294,056.1981
  01/01/2009    to  12/31/2009       12.993376         15.092548        14,986,739.7700
  01/01/2010    to  12/31/2010       15.092548         16.066604        29,094,199.3777
  01/01/2011    to  12/31/2011       16.066604         16.313447        39,787,271.9600
  01/01/2012    to  12/31/2012       16.313447         17.541477        36,029,296.4639
  01/01/2013    to  12/31/2013       17.541477         16.932391        34,196,415.6559
  01/01/2014    to  12/31/2014       16.932391         17.362147        29,595,026.7050
============   ==== ==========       =========         =========        ===============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.995244         15.910675            50,492.4300
  01/01/2010    to  12/31/2010       15.910675         18.152803           183,053.7148
  01/01/2011    to  12/31/2011       18.152803         16.994843           385,799.7252
  01/01/2012    to  12/31/2012       16.994843         18.459187           317,678.7706
  01/01/2013    to  12/31/2013       18.459187         24.109085           301,646.3134
  01/01/2014    to  12/31/2014       24.109085         26.320086           275,691.3311
============   ==== ==========       =========         =========        ===============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.776604         12.353553           406,554.8609
  01/01/2011    to  12/31/2011       12.353553         12.578305         1,340,368.7356
  01/01/2012    to  12/31/2012       12.578305         13.795504         1,519,530.9219
  01/01/2013    to  12/31/2013       13.795504         13.768082         1,584,453.9428
  01/01/2014    to  12/31/2014       13.768082         14.151507         1,528,006.8844
============   ==== ==========       =========         =========        ===============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.750877         10.902463        23,200,456.1120
  01/01/2013    to  12/31/2013       10.902463         10.244493        14,897,421.0951
  01/01/2014    to  12/31/2014       10.244493         10.843739        12,819,441.8684
============   ==== ==========       =========         =========        ===============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215538         10.738134         2,219,412.7490
  01/01/2014    to  12/31/2014       10.738134         11.480851         4,368,871.6091
============   ==== ==========       =========         =========        ===============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010712          1.066681        27,707,831.7718
  01/01/2013    to  12/31/2013        1.066681          1.155891        61,183,738.7605
  01/01/2014    to  12/31/2014        1.155891          1.225580        69,105,550.2235
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.353050          8.515568            98,932.6360
  01/01/2009    to  12/31/2009        8.515568         10.466056        11,919,749.4100
  01/01/2010    to  12/31/2010       10.466056         11.560613        33,736,854.2981
  01/01/2011    to  12/31/2011       11.560613         11.498218        42,532,323.8269
  01/01/2012    to  12/31/2012       11.498218         12.768225        42,261,072.3529
  01/01/2013    to  12/31/2013       12.768225         14.190487        38,304,344.3710
  01/01/2014    to  12/31/2014       14.190487         14.776889        34,696,919.8983
============   ==== ==========       =========         =========        ===============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.734168          7.807073            16,786.0010
  01/01/2009    to  12/31/2009        7.807073          9.918888         4,762,178.3700
  01/01/2010    to  12/31/2010        9.918888         11.143167         8,735,567.0991
  01/01/2011    to  12/31/2011       11.143167         10.733165        11,750,298.2309
  01/01/2012    to  12/31/2012       10.733165         12.149667        12,083,001.6628
  01/01/2013    to  12/31/2013       12.149667         14.117733        11,707,479.4091
  01/01/2014    to  12/31/2014       14.117733         14.640983        11,027,334.2642
============   ==== ==========       =========         =========        ===============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.506639         48.340494           875,692.7205
  01/01/2006    to  12/31/2006       48.340494         56.036499           825,836.3000
  01/01/2007    to  12/31/2007       56.036499         57.194436           687,293.7928
  01/01/2008    to  12/31/2008       57.194436         35.835219           624,951.0074
  01/01/2009    to  12/31/2009       35.835219         41.752965           846,954.6800
  01/01/2010    to  12/31/2010       41.752965         48.083757         1,017,175.9859
  01/01/2011    to  12/31/2011       48.083757         45.424321         1,197,196.4639
  01/01/2012    to  12/31/2012       45.424321         52.736011         1,129,521.2294
  01/01/2013    to  12/31/2013       52.736011         69.428476         1,125,758.7403
  01/01/2014    to  12/31/2014       69.428476         77.400632         1,243,644.7347
============   ==== ==========       =========         =========        ===============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.063095          7.968063         3,226,775.5262
  01/01/2006    to  12/31/2006        7.968063          8.325305         2,929,627.8671
  01/01/2007    to  12/31/2007        8.325305          9.637446         2,549,587.6620
  01/01/2008    to  12/31/2008        9.637446          5.714148         3,124,329.5043
  01/01/2009    to  12/31/2009        5.714148          8.180563         6,167,310.0000
  01/01/2010    to  12/31/2010        8.180563         10.279530        10,323,917.6858
  01/01/2011    to  12/31/2011       10.279530          9.950007        12,077,166.7716
  01/01/2012    to  12/31/2012        9.950007         11.131006        11,953,950.7466
  01/01/2013    to  12/31/2013       11.131006         14.961377        11,316,125.2900
  01/01/2014    to  12/31/2014       14.961377         16.604830         9,082,457.5008
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        9.064514          9.933979         9,510,032.0686
  01/01/2014    to  12/31/2014        9.933979          9.449439         8,627,497.5064
============   ==== ==========       =========         =========        ===============
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088243          6.046592         2,440,955.2194
  01/01/2009    to  12/31/2009        6.046592          8.483058         7,312,566.2600
  01/01/2010    to  12/31/2010        8.483058          8.923930        12,579,534.7041
  01/01/2011    to  12/31/2011        8.923930          7.527931        13,399,214.1243
  01/01/2012    to  12/31/2012        7.527931          8.699940        11,646,718.6266
  01/01/2013    to  04/26/2013        8.699940          9.017323                 0.0000
============   ==== ==========       =========         =========        ===============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.117727         14.593884           499,157.7100
  01/01/2010    to  12/31/2010       14.593884         15.173825         1,739,555.0592
  01/01/2011    to  12/31/2011       15.173825         16.001403         2,687,683.1733
  01/01/2012    to  12/31/2012       16.001403         16.310287         2,802,228.6208
  01/01/2013    to  12/31/2013       16.310287         15.638812         3,077,976.0919
  01/01/2014    to  12/31/2014       15.638812         16.230879         3,844,597.0619
============   ==== ==========       =========         =========        ===============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.882395          9.973297           873,328.6232
  01/01/2006    to  12/31/2006        9.973297         10.262131         1,545,415.7707
  01/01/2007    to  12/31/2007       10.262131         10.584553         2,258,367.4506
  01/01/2008    to  12/31/2008       10.584553         10.686830         9,590,458.4793
  01/01/2009    to  12/31/2009       10.686830         10.543830        12,196,487.2100
  01/01/2010    to  12/31/2010       10.543830         10.376466         9,926,608.1447
  01/01/2011    to  12/31/2011       10.376466         10.212206        11,072,969.3254
  01/01/2012    to  12/31/2012       10.212206         10.049225        10,719,660.9757
  01/01/2013    to  12/31/2013       10.049225          9.889713         8,363,158.2263
  01/01/2014    to  12/31/2014        9.889713          9.732732         7,075,066.4450
============   ==== ==========       =========         =========        ===============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.876098          9.882570            11,481.6174
============   ==== ==========       =========         =========        ===============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.753325         17.563771         1,128,313.9244
  01/01/2014    to  12/31/2014       17.563771         19.164892           965,133.5507
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.100137         12.165185         293,148.3736
  01/01/2006    to  12/31/2006       12.165185         12.699575         336,234.7032
  01/01/2007    to  12/31/2007       12.699575         15.514806         361,492.4837
  01/01/2008    to  12/31/2008       15.514806          7.893597         552,880.8921
  01/01/2009    to  12/31/2009        7.893597         11.432244         805,080.0500
  01/01/2010    to  12/31/2010       11.432244         14.307007       1,377,992.4963
  01/01/2011    to  12/31/2011       14.307007         13.029205       1,546,545.7423
  01/01/2012    to  12/31/2012       13.029205         13.593123       1,453,352.4889
  01/01/2013    to  04/26/2013       13.593123         14.658279               0.0000
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.423423         11.647141       1,867,674.4854
  01/01/2006    to  12/31/2006       11.647141         11.752059       1,598,928.2343
  01/01/2007    to  12/31/2007       11.752059         12.881603       1,335,445.2040
  01/01/2008    to  12/31/2008       12.881603          8.043615       1,492,188.4096
  01/01/2009    to  12/31/2009        8.043615         11.047751       3,164,614.9000
  01/01/2010    to  12/31/2010       11.047751         12.102568       4,565,387.5956
  01/01/2011    to  12/31/2011       12.102568         11.937269       4,566,938.2004
  01/01/2012    to  12/31/2012       11.937269         13.574315       6,670,324.1565
  01/01/2013    to  12/31/2013       13.574315         18.265927       5,887,204.3642
  01/01/2014    to  12/31/2014       18.265927         19.547699       4,674,978.0451
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
  CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564926          9.980526          65,755.4655
  01/01/2008    to  12/31/2008        9.980526          5.715558       1,072,022.9919
  01/01/2009    to  12/31/2009        5.715558          6.932672       1,672,412.1400
  01/01/2010    to  12/31/2010        6.932672          7.872314       1,881,270.2096
  01/01/2011    to  12/31/2011        7.872314          7.450121       2,575,409.6215
  01/01/2012    to  12/31/2012        7.450121          8.260356       3,798,093.6793
  01/01/2013    to  04/26/2013        8.260356          8.871479               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.294891          8.548447         3,826,221.0031
  01/01/2006    to  12/31/2006        8.548447          9.053858         3,499,074.4298
  01/01/2007    to  12/31/2007        9.053858         10.182457         3,069,571.3003
  01/01/2008    to  12/31/2008       10.182457          5.416942         2,293,401.7597
  01/01/2009    to  12/31/2009        5.416942          7.660736         1,915,241.2800
  01/01/2010    to  12/31/2010        7.660736          8.247628         1,610,111.5628
  01/01/2011    to  12/31/2011        8.247628          8.004920         1,408,321.2504
  01/01/2012    to  04/27/2012        8.004920          8.999645                 0.0000
============   ==== ==========       =========         =========        ===============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       15.004883         16.200945         2,750,244.1670
  01/01/2006    to  12/31/2006       16.200945         17.885460         2,369,637.0846
  01/01/2007    to  12/31/2007       17.885460         16.354800         1,940,218.0363
  01/01/2008    to  12/31/2008       16.354800          8.669445         1,735,673.2684
  01/01/2009    to  12/31/2009        8.669445         12.046789         1,959,100.5900
  01/01/2010    to  12/31/2010       12.046789         13.605577         2,246,307.1412
  01/01/2011    to  12/31/2011       13.605577         14.259132         2,405,677.2515
  01/01/2012    to  12/31/2012       14.259132         15.656726         2,314,695.9080
  01/01/2013    to  12/31/2013       15.656726         21.033729         2,794,132.8258
  01/01/2014    to  12/31/2014       21.033729         21.046356         2,130,399.7224
============   ==== ==========       =========         =========        ===============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065149         10.132460             1,167.0148
  01/01/2009    to  12/31/2009       10.132460         14.231178           231,419.3700
  01/01/2010    to  12/31/2010       14.231178         17.169192           478,689.6068
  01/01/2011    to  12/31/2011       17.169192         14.150930         1,136,729.2276
  01/01/2012    to  12/31/2012       14.150930         16.418403         1,172,477.7883
  01/01/2013    to  12/31/2013       16.418403         20.617768         1,151,395.6683
  01/01/2014    to  12/31/2014       20.617768         18.932119           850,541.1725
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.698319         13.950796           563,826.5391
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.292191         14.672253        86,939,295.6594
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.108289         10.393947         2,935,310.4845
  01/01/2006    to  12/31/2006       10.393947         11.111755         4,548,182.9858
  01/01/2007    to  12/31/2007       11.111755         11.581702         7,231,351.4590
  01/01/2008    to  12/31/2008       11.581702          9.043675        19,268,037.2704
  01/01/2009    to  12/31/2009        9.043675         10.938981        35,822,703.2600
  01/01/2010    to  12/31/2010       10.938981         11.939096        46,766,483.9356
  01/01/2011    to  12/31/2011       11.939096         11.958591        56,953,473.0193
  01/01/2012    to  12/31/2012       11.958591         13.051863        53,249,354.7597
  01/01/2013    to  12/31/2013       13.051863         14.010940        39,451,198.0410
  01/01/2014    to  04/25/2014       14.010940         14.117312                 0.0000
============   ==== ==========       =========         =========       ================
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.228501         10.651728        10,058,106.7237
  01/01/2006    to  12/31/2006       10.651728         11.555753        13,066,337.6290
  01/01/2007    to  12/31/2007       11.555753         12.077188        19,734,603.0544
  01/01/2008    to  12/31/2008       12.077188          8.744835        27,982,563.7049
  01/01/2009    to  12/31/2009        8.744835         10.851048        47,102,088.9500
  01/01/2010    to  12/31/2010       10.851048         12.003012        66,591,166.6119
  01/01/2011    to  12/31/2011       12.003012         11.799088        73,833,971.7341
  01/01/2012    to  12/31/2012       11.799088         13.049943        71,932,469.4054
  01/01/2013    to  12/31/2013       13.049943         14.669803        64,934,171.0887
  01/01/2014    to  04/25/2014       14.669803         14.725478                 0.0000
============   ==== ==========       =========         =========       ================
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.697744         15.202924       133,627,757.7120
============   ==== ==========       =========         =========       ================
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.392155         10.956056        30,186,428.2710
  01/01/2006    to  12/31/2006       10.956056         12.074147        43,447,230.0738
  01/01/2007    to  12/31/2007       12.074147         12.461603        67,343,957.6470
  01/01/2008    to  12/31/2008       12.461603          8.346747        76,163,770.5593
  01/01/2009    to  12/31/2009        8.346747         10.541860       104,502,888.2200
  01/01/2010    to  12/31/2010       10.541860         11.784043       142,603,503.4518
  01/01/2011    to  12/31/2011       11.784043         11.399904       160,650,833.8996
  01/01/2012    to  12/31/2012       11.399904         12.780853       149,086,615.8459
  01/01/2013    to  12/31/2013       12.780853         15.020517       141,895,606.9303
  01/01/2014    to  04/25/2014       15.020517         15.032150                 0.0000
============   ==== ==========       =========         =========       ================
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.671265         15.263092       103,734,367.4549
============   ==== ==========       =========         =========       ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                           NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT            UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD           END OF PERIOD
                                 ---------------   ---------------   --------------------
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
  TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998247          7.023948         10,072,337.1142
  01/01/2009    to  12/31/2009        7.023948          8.886076         18,536,405.3600
  01/01/2010    to  12/31/2010        8.886076          9.623600         22,821,942.0395
  01/01/2011    to  12/31/2011        9.623600          9.304422         25,060,696.5737
  01/01/2012    to  12/31/2012        9.304422         10.632302         23,409,036.2325
  01/01/2013    to  04/26/2013       10.632302         11.438970                  0.0000
============   ==== ==========       =========         =========        ================
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.603065         11.387414         24,770,672.1374
  01/01/2006    to  12/31/2006       11.387414         12.730735         45,558,303.6147
  01/01/2007    to  12/31/2007       12.730735         13.116699         85,796,010.9168
  01/01/2008    to  12/31/2008       13.116699          8.019935         97,593,566.0090
  01/01/2009    to  12/31/2009        8.019935         10.268189        106,147,288.4600
  01/01/2010    to  12/31/2010       10.268189         11.670563        104,273,060.4370
  01/01/2011    to  12/31/2011       11.670563         11.040799         99,394,776.5685
  01/01/2012    to  12/31/2012       11.040799         12.572620         90,779,048.8981
  01/01/2013    to  12/31/2013       12.572620         15.579528        107,374,592.6942
  01/01/2014    to  04/25/2014       15.579528         15.506799                  0.0000
============   ==== ==========       =========         =========        ================
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.886608         13.552069            118,539.4600
  01/01/2010    to  12/31/2010       13.552069         16.793842            648,611.1273
  01/01/2011    to  12/31/2011       16.793842         16.157675          1,005,271.2800
  01/01/2012    to  12/31/2012       16.157675         18.645282          1,021,895.6564
  01/01/2013    to  12/31/2013       18.645282         24.359398          1,172,069.4897
  01/01/2014    to  12/31/2014       24.359398         26.181194            981,736.8184
============   ==== ==========       =========         =========        ================
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.293696         11.601301          1,606,617.9355
  01/01/2006    to  12/31/2006       11.601301         13.151553          1,649,866.5458
  01/01/2007    to  12/31/2007       13.151553         13.585501          1,540,115.1384
  01/01/2008    to  12/31/2008       13.585501          8.387811          1,498,296.4440
  01/01/2009    to  12/31/2009        8.387811         10.394336          2,681,610.7900
  01/01/2010    to  12/31/2010       10.394336         11.711724          3,718,434.0546
  01/01/2011    to  12/31/2011       11.711724         11.714693          4,680,539.4312
  01/01/2012    to  12/31/2012       11.714693         13.306407          8,182,353.3578
  01/01/2013    to  12/31/2013       13.306407         17.246284          7,730,082.8252
  01/01/2014    to  12/31/2014       17.246284         19.195741          8,396,768.1396
============   ==== ==========       =========         =========        ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.346666         21.408098         2,750,496.3248
  01/01/2014    to  12/31/2014       21.408098         23.293524         2,346,845.1678
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998247          6.591041           576,029.6152
  01/01/2009    to  12/31/2009        6.591041          8.100526         2,256,920.6800
  01/01/2010    to  12/31/2010        8.100526          8.850782         4,271,011.2483
  01/01/2011    to  12/31/2011        8.850782          8.662946         5,654,915.2939
  01/01/2012    to  12/31/2012        8.662946          9.711073         5,308,782.0653
  01/01/2013    to  04/26/2013        9.711073         10.630851                 0.0000
============   ==== ==========       =========         =========         ==============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.036620         11.629649           276,122.5100
  01/01/2010    to  12/31/2010       11.629649         12.333790           972,025.6581
  01/01/2011    to  12/31/2011       12.333790         10.602515         1,394,394.5687
  01/01/2012    to  12/31/2012       10.602515         12.305116         1,425,138.7966
  01/01/2013    to  12/31/2013       12.305116         14.705830         2,182,028.8368
  01/01/2014    to  12/31/2014       14.705830         13.556208         1,719,591.8556
============   ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.128842         20.114182         1,598,041.2487
  01/01/2014    to  12/31/2014       20.114182         19.735424         1,307,671.8845
============   ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.479490         14.335217           813,220.6268
  01/01/2006    to  12/31/2006       14.335217         16.178696           819,311.7711
  01/01/2007    to  12/31/2007       16.178696         15.488996           731,259.6258
  01/01/2008    to  12/31/2008       15.488996          9.404391           688,121.5350
  01/01/2009    to  12/31/2009        9.404391         12.657453           913,996.5400
  01/01/2010    to  12/31/2010       12.657453         15.304151         1,447,375.1300
  01/01/2011    to  12/31/2011       15.304151         14.267044         1,716,422.4719
  01/01/2012    to  12/31/2012       14.267044         14.781499         2,548,685.0174
  01/01/2013    to  04/26/2013       14.781499         16.017029                 0.0000
============   ==== ==========       =========         =========         ==============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.201841         13.769524           164,469.9500
  01/01/2010    to  12/31/2010       13.769524         17.148383           550,320.6355
  01/01/2011    to  12/31/2011       17.148383         16.146327           855,334.9536
  01/01/2012    to  12/31/2012       16.146327         18.422276         1,685,213.0089
  01/01/2013    to  12/31/2013       18.422276         25.041316         2,002,572.9835
  01/01/2014    to  12/31/2014       25.041316         25.809501         1,920,436.8017
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.976332          8.797002         5,140,758.0265
  01/01/2014    to  12/31/2014        8.797002          9.421466         4,326,766.9005
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.308243          4.707124           549,214.3039
  01/01/2006    to  12/31/2006        4.707124          4.880283           633,109.7859
  01/01/2007    to  12/31/2007        4.880283          6.316355           801,365.8620
  01/01/2008    to  12/31/2008        6.316355          3.452721         1,074,044.6803
  01/01/2009    to  12/31/2009        3.452721          5.401862         2,204,224.7400
  01/01/2010    to  12/31/2010        5.401862          6.788240         3,369,236.5374
  01/01/2011    to  12/31/2011        6.788240          6.019635         4,036,635.1840
  01/01/2012    to  12/31/2012        6.019635          6.641436         4,381,005.8468
  01/01/2013    to  04/26/2013        6.641436          6.940676                 0.0000
============   ==== ==========       =========         =========         ==============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.615690         14.752537           461,062.9700
  01/01/2010    to  12/31/2010       14.752537         18.732453         1,440,360.9844
  01/01/2011    to  12/31/2011       18.732453         15.361565         2,694,757.3476
  01/01/2012    to  12/31/2012       15.361565         15.506197         2,676,920.9657
  01/01/2013    to  12/31/2013       15.506197         16.901273         2,193,450.1679
  01/01/2014    to  12/31/2014       16.901273         13.501963         2,240,461.3041
============   ==== ==========       =========         =========         ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.474174         15.437838            13,876.1256
  01/01/2006    to  12/31/2006       15.437838         15.788248            72,840.1821
  01/01/2007    to  12/31/2007       15.788248         16.162956           196,667.5236
  01/01/2008    to  12/31/2008       16.162956         15.821074           609,677.7931
  01/01/2009    to  12/31/2009       15.821074         16.205260         1,245,877.9000
  01/01/2010    to  12/31/2010       16.205260         16.824014         2,141,454.3756
  01/01/2011    to  12/31/2011       16.824014         17.429548         2,728,177.3143
  01/01/2012    to  12/31/2012       17.429548         17.674177         2,663,283.4393
  01/01/2013    to  12/31/2013       17.674177         17.236178         2,471,433.1772
  01/01/2014    to  12/31/2014       17.236178         17.395157         2,042,554.2656
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.827056         12.819681         4,674,657.3509
  01/01/2006    to  12/31/2006       12.819681         14.434279         4,426,535.4299
  01/01/2007    to  12/31/2007       14.434279         14.833456         3,988,362.9892
  01/01/2008    to  12/31/2008       14.833456          8.837446         4,425,919.2422
  01/01/2009    to  12/31/2009        8.837446         11.465284         6,692,024.0200
  01/01/2010    to  12/31/2010       11.465284         12.616731         9,559,935.7794
  01/01/2011    to  12/31/2011       12.616731         11.897951        11,623,787.1092
  01/01/2012    to  12/31/2012       11.897951         13.195256         8,281,585.1884
  01/01/2013    to  12/31/2013       13.195256         17.339828         7,269,411.6600
  01/01/2014    to  12/31/2014       17.339828         18.847262         5,993,786.8385
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: American Funds (Reg. TM) International Portfolio (Class C) merged into Metropolitan Series Fund: Baillie Gifford
  International Stock Portfolio (Class B);


o Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
  B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);


o Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).


Effective as of April 28, 2014:


o Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and


o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)



Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO (formerly AllianceBernstein Global Dynamic Allocation Portfolio)



SUBADVISER: AllianceBernstein L.P.



INVESTMENT OBJECTIVE: The AB Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO


SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.


AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.


AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC


INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

INVESCO COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.



INVESCO MID CAP VALUE PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.



INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JPMORGAN CORE BOND PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Core Bond Portfolio seeks to maximize total return.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO


SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.

METLIFE SMALL CAP VALUE PORTFOLIO (formerly Third Avenue Small Cap Value Portfolio)


SUBADVISERS: Delaware Investments Fund Advisers; Wells Capital Management Incorporated (formerly Third Avenue Management LLC)


INVESTMENT OBJECTIVE: The MetLife Small Cap Value Portfolio seeks long-term capital appreciation.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.


PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.

METROPOLITAN SERIES FUND



Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife, is the investment adviser to the portfolios. The following portfolios are available under the contract:



BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Baillie Gifford Overseas Limited


INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.


BARCLAYS AGGREGATE BOND INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


FRONTIER MID CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Frontier Capital Management Company, LLC


INVESTMENT OBJECTIVE: The Frontier Mid Cap Growth Portfolio seeks maximum capital appreciation.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


MSCI EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MSCI EAFE (Reg. TM) Index Portfolio seeks to track the performance of the MSCI EAFE (Reg. TM) Index.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.

RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to track the performance of the Russell 2000 (Reg. TM) Index.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E)


SUBADVISER: Wellington Management Company LLP



INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS


In addition to the Met Investors Series Trust portfolios listed above, the following portfolios managed by MetLife Advisers, LLC are available under the contract:


AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.



METLIFE ASSET ALLOCATION 100 PORTFOLIO (CLASS B)



INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.



SSGA GROWTH AND INCOME ETF PORTFOLIO (CLASS B)


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO (CLASS B)


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth ETF Portfolio seeks growth of capital.

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE ASSET ALLOCATION 20 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






    (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)


[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

[GRAPHIC APPEARS HERE]






    * Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through L are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.



A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
 $5,000        $5,000    $100,000      $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial

Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.



(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups (No
Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and did not take any withdrawals before the Contract Year in which he or she attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


C. For Contracts Issued Before July 13, 2009 - Lifetime Withdrawal Guarantee II - Compounding Income Amount


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(The Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount
                                                 --
and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth
                                                 -----
contract anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



D. For Contracts Issued Before July 13, 2009 - Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual

     Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000
     - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


H. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

I.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0   $100,000    $105,000
 1     7,350        7,350     85,000      97,650
 2     7,350        7,350     68,000      90,300
 3     7,350        7,350     50,000      82,950
 4     7,350        7,350     42,650      75,600
 5     7,350        7,350     35,300      68,250
 6     7,350        7,350     27,950      60,900
 7     7,350        7,350     20,600      53,550
 8     7,350        7,350     13,250      46,200
 9     7,350        7,350      5,900      38,850
10     7,350        7,350          0      31,500
11     7,350        7,350          0      24,150
12     7,350        7,350          0      16,800
13     7,350        7,350          0       9,450
14     7,350        7,350          0       2,100
15     2,100        2,100          0           0
16
17
18

     2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0   $100,000    $105,000
 1     7,350         7,350     85,000      97,650
 2     7,350         7,350     68,000      90,300
 3     7,350         7,350     50,000      82,950
 4     7,350        10,000     40,000      40,000
 5     2,800         2,800     37,200      37,200
 6     2,800         2,800     34,400      34,400
 7     2,800         2,800     31,600      31,600
 8     2,800         2,800     28,800      28,800
 9     2,800         2,800     26,000      26,000
10     2,800         2,800     23,200      23,200
11     2,800         2,800     20,400      20,400
12     2,800         2,800     17,600      17,600
13     2,800         2,800     14,800      14,800
14     2,800         2,800     12,000      12,000
15     2,800         2,800      9,200       9,200
16     2,800         2,800      6,400       6,400
17     2,800         2,800      3,600       3,600
18     2,800         2,800        800         800



J.   Enhanced GWB - How the Optional Reset Works (may be elected prior to age
     86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



K. Enhanced GWB - How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

L. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account      Benefit
Payment   Withdrawals   Value        Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2015              $100,000
   B    Account Value                                  9/1/2016              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2017              $  9,000
   G    Percentage Reduction in Account                9/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2017              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2015              $100,000
   B    Account Value                                       9/1/2016              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2016           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2017              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2017              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2017              $  9,000
   G    Percentage Reduction in Account                     9/2/2017                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2017              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2017           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2017              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2015             $100,000
    B    Account Value                           9/1/2016 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2016             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2016             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2016          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2017 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2017             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2017          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2017             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2017             $  9,000
    G    Percentage Reduction in Account                 9/2/2017                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2017             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2017          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2017          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2017             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


   (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) THE ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


 (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.

The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                         METLIFE INSURANCE COMPANY USA
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                          SUPPLEMENT DATED MAY 1, 2015
                      TO THE PROSPECTUS DATED MAY 1, 2015

For contracts issued on or after September 14, 2009 (or a later date, subject to state approval), this supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the Series L-4 Year (offered between November 22, 2004 and October 7, 2011) variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectus dated May 1, 2015 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

ANNUITY DATE

In the "ANNUITY PAYMENTS (THE INCOME PHASE)-Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:

     When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or ten
     (10) years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information-Annuitant" for the definition of Annuitant and permitted changes of the Annuitant).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED WITHDRAWAL BENEFIT OR A GUARANTEED MINIMUM INCOME BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB MAX I, GUARANTEED MINIMUM INCOME BENEFIT PLUS III, OR GUARANTEED MINIMUM INCOME BENEFIT PLUS II RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER. For the Enhanced Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. See "Living Benefits-Description of the Enhanced Guaranteed Withdrawal Benefit-Enhanced GWB and Annuitization" in the prospectus.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                         Telephone: 800-343-8496




                                                                   SUPP-MLL40515

                                                   THE VARIABLE ANNUITY CONTRACT


                                                                       ISSUED BY



                                                   METLIFE INSURANCE COMPANY USA




                                                                             AND



                                        METLIFE INVESTORS USA SEPARATE ACCOUNT A



                                                               SERIES L - 4 YEAR

                         (OFFERED BETWEEN NOVEMBER 22, 2004 AND OCTOBER 7, 2011)




                                                                     MAY 1, 2015



This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 64 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 63 Investment Portfolios listed below.


MET INVESTORS SERIES TRUST - GMIB MAX AND EDB MAX PORTFOLIOS* (CLASS B):


     AB Global Dynamic Allocation Portfolio
         (formerly AllianceBernstein Global Dynamic Allocation Portfolio)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio



METROPOLITAN SERIES FUND - GMIB MAX AND EDB MAX PORTFOLIO* (CLASS G):

     Barclays Aggregate Bond Index Portfolio


* If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider and/or the EDB Max I rider.

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):

     American Funds (Reg. TM) Growth Portfolio (Class C)
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*

     MetLife Small Cap Value Portfolio
         (formerly Third Avenue Small Cap Value Portfolio)

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")



METROPOLITAN SERIES FUND:

     Baillie Gifford International Stock Portfolio (Class B)
     BlackRock Money Market Portfolio (Class B)
     Frontier Mid Cap Growth Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)

     WMC Core Equity Opportunities Portfolio (Class E)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS:

     American Funds (Reg. TM) Moderate Allocation Portfolio
         (Class C)
     American Funds (Reg. TM) Balanced Allocation Portfolio
         (Class C)
     American Funds (Reg. TM) Growth Allocation Portfolio
         (Class C)

     MetLife Asset Allocation 100 Portfolio (Class B)
     SSGA Growth and Income ETF Portfolio (Class B)
     SSGA Growth ETF Portfolio (Class B)




METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B):

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity Contract.


To learn more about the MetLife USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2015. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 119 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2015

TABLE OF CONTENTS                       PAGE





INDEX OF SPECIAL TERMS..................   6
HIGHLIGHTS..............................   7
FEE TABLES AND EXAMPLES.................   9
1. THE ANNUITY CONTRACT.................  18
2. PURCHASE.............................  18
     Purchase Payments..................  19
     Termination for Low Account Value..  19
     Allocation of Purchase Payments....  19
     Investment Allocation Restrictions
       for Certain Riders...............  21
     Free Look..........................  26
     Accumulation Units.................  26
     Account Value......................  27
     Replacement of Contracts...........  27
3. INVESTMENT OPTIONS...................  28
     Investment Portfolios That Are
       Funds-of-Funds...................  31
     Transfers..........................  31
     Dollar Cost Averaging Programs.....  34
     Three Month Market Entry Program...  36
     Automatic Rebalancing Program......  36
     Voting Rights......................  36
     Substitution of Investment Options.  37
4. EXPENSES.............................  37
     Product Charges....................  37
     Account Fee........................  38
     Guaranteed Minimum Income
       Benefit - Rider Charge...........  38
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit -
       Rider Charge.....................  40
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge...........  41
     Withdrawal Charge..................  42
     Reduction or Elimination of the
       Withdrawal Charge................  42
     Premium and Other Taxes............  43
     Transfer Fee.......................  43
     Income Taxes.......................  43
     Investment Portfolio Expenses......  43
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  43
     Annuity Date.......................  43
     Annuity Payments...................  44
     Annuity Options....................  45
     Variable Annuity Payments..........  46
     Fixed Annuity Payments.............  47
6. ACCESS TO YOUR MONEY.................  47
     Systematic Withdrawal Program......  48


     Suspension of Payments or
       Transfers........................  48
7. LIVING BENEFITS......................  49
     Overview of Living Benefit Riders..  49
     Guaranteed Income Benefits.........  49
     Description of GMIB Max I..........  51
     Description of GMIB Plus III.......  58
     Description of GMIB Plus II........  65
     Description of GMIB Plus I.........  66
     Description of GMIB II.............  68
     Description of GMIB I..............  69
     Guaranteed Withdrawal Benefits.....  69
     Description of the Lifetime
       Withdrawal Guarantee
       II...............................  71
     Description of the Lifetime
       Withdrawal Guarantee
       I................................  78
     Description of the Enhanced
       Guaranteed
       Withdrawal Benefit...............  79
     Description of the Guaranteed
       Withdrawal Benefit
       I................................  83
     Guaranteed Minimum Accumulation
       Benefit..........................  84
8. PERFORMANCE..........................  86
9. DEATH BENEFIT........................  87
     Upon Your Death....................  87
     Standard Death Benefit - Principal
       Protection.......................  88
     Optional Death Benefit - Annual
       Step-Up..........................  88
     Optional Death Benefit - EDB Max I.  89
     Optional Death Benefit - Enhanced
       Death Benefit
       II...............................  94
     Description of Enhanced Death
       Benefit I........................  99
     Optional Death Benefit -
       Compounded-Plus.................. 100
     Additional Death Benefit -
       Earnings Preservation
       Benefit.......................... 100
     General Death Benefit Provisions... 101
     Spousal Continuation............... 102
     Death of the Annuitant............. 102
     Controlled Payout.................. 102
10. FEDERAL INCOME TAX STATUS........... 102
     Non-Qualified Contracts............ 103
     Qualified Contracts................ 106
11. OTHER INFORMATION................... 113
     MetLife USA........................ 113
     The Separate Account............... 113
     Distributor........................ 114
     Selling Firms...................... 114
     Requests and Elections............. 116
     Ownership.......................... 118
     Legal Proceedings.................. 119
     Financial Statements............... 119

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................. 119
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
       Examples......................... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit
       Examples......................... E-1
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                        PAGE

Account Value............................................................ 27
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 26
Annual Benefit Payment............................................ 72 and 80
Annuitant............................................................... 118
Annuity Date............................................................. 44
Annuity Options.......................................................... 45
Annuity Payments......................................................... 43
Annuity Service Center.................................................... 8
Annuity Units............................................................ 44
Beneficiary............................................................. 118
Benefit Base............................................................. 79
Business Day............................................................. 20
Contract Year............................................................ 19
Death Benefit Base................................................ 89 and 95
Fixed Account............................................................ 18
Free Look................................................................ 26
Good Order.............................................................. 117
Guaranteed Accumulation Amount........................................... 85
Guaranteed Withdrawal Amount............................................. 81
GWB Withdrawal Rate...................................................... 80
Income Base....................................................... 51 and 58
Income Phase............................................................. 18
Investment Portfolios.................................................... 28
Joint Owners............................................................ 118
Owner................................................................... 118
Purchase Payment......................................................... 19
Remaining Guaranteed Withdrawal Amount................................... 71
Separate Account........................................................ 113
Total Guaranteed Withdrawal Amount....................................... 71

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.



TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.



INQUIRIES. If you need more information, please contact our ANNUITY SERVICE CENTER at:



                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------











































Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7
                    1                              6
                    2                              6
                    3                              5
             4 and thereafter                      0


Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                 1.35%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.60%
Death Benefit Rider Charges (Optional)
  (Note 3)
(as a percentage of average Account
  Value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       2.20%
  Death Benefits (Note 4)

--------------------------------------------------------------------------------



Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. See below for additional optional death benefit riders (EDB Max I, Enhanced Death Benefit II, and Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Max I, GMIB Plus III, and GMIB    1.50%
    Plus II - maximum charge
  GMIB Max I, GMIB Plus III, and GMIB    1.00%
    Plus II - current charge

  GMIB Plus I - maximum charge           1.50%
  GMIB Plus I - current charge           0.80%

  GMIB II and GMIB I                     0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version - maximum charge   1.60%
  Single Life version - current charge   1.25%
  Joint Life version - maximum charge    1.80%
  Joint Life version - current charge    1.50%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version - maximum charge   0.95%
  Single Life version - current charge   0.50%
  Joint Life version - maximum charge    1.40%
  Joint Life version - current charge    0.70%

   -----------------------------------------------------------------------------



Note 1. You may only elect one living benefit rider at a time. The GMIB Max I rider is the only living benefit rider that the EDB Max I rider may be elected with. The GMIB Plus III rider is the only living benefit rider that the Enhanced Death Benefit II rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Max I, GMIB Plus III, GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES

(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))
  Enhanced Guaranteed Withdrawal         1.00%
    Benefit - maximum charge
  Enhanced Guaranteed Withdrawal         0.55%
    Benefit - current charge

  Guaranteed Withdrawal Benefit I -      0.95%
    maximum charge
  Guaranteed Withdrawal Benefit I -      0.50%
    current charge

GUARANTEED MINIMUM ACCUMULATION BENEFIT
  RIDER CHARGE
  (as a percentage of the Guaranteed     0.75%
    Accumulation Amount (Note 5))

ENHANCED DEATH BENEFIT (EDB) RIDER CHARGES
  (as a percentage of the Death Benefit
    Base (Note 6))
  EDB Max I and EDB II - maximum charge  1.50%
  EDB Max I and EDB II (issue age 69 or  0.60%
    younger) - current charge
  EDB Max I and EDB II (issue age        1.15%
    70-75) - current charge

  EDB I - maximum charge                 1.50%
  EDB I (issue age 69 or younger) -      0.75%
    current charge
  EDB I (issue age 70-75) - current      0.95%
    charge

   -----------------------------------------------------------------------------



Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - EDB Max I" or "Death Benefit - Optional Death Benefit - Enhanced Death Benefit II." The EDB Max I, Enhanced Death Benefit II, and Enhanced Death Benefit I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         ----        ----

Total Annual Portfolio Expenses          0.52%       2.84%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)

--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                             FEE
                                                                                                           WAIVER        NET
                                                                                  ACQUIRED     TOTAL       AND/OR       TOTAL
                                                                                    FUND       ANNUAL      EXPENSE     ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------ ----------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio    0.61%        0.25%          0.04%      0.02%      0.92%       0.02%        0.90%
 Allianz Global Investors Dynamic          0.68%        0.25%          1.36%      0.01%      2.30%       1.09%        1.21%
   Multi-Asset
 Plus Portfolio
 American Funds (Reg. TM) Balanced         0.06%        0.55%          0.00%      0.42%      1.03%          -         1.03%
   Allocation
 Portfolio
 American Funds (Reg. TM) Growth           0.06%        0.55%          0.01%      0.43%      1.05%          -         1.05%
   Allocation
 Portfolio
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.35%      0.92%          -         0.92%
   Portfolio
 American Funds (Reg. TM) Moderate         0.06%        0.55%          0.01%      0.40%      1.02%          -         1.02%
   Allocation
 Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.03%      0.02%      0.91%       0.02%        0.89%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.01%      0.11%      1.03%       0.03%        1.00%
   Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.08%      0.08%      1.01%          -         1.01%
 Clarion Global Real Estate Portfolio      0.59%        0.25%          0.05%      0.00%      0.89%          -         0.89%
 ClearBridge Aggressive Growth Portfolio   0.55%        0.25%          0.02%      0.00%      0.82%       0.01%        0.81%
 Goldman Sachs Mid Cap Value Portfolio     0.71%        0.25%          0.04%      0.00%      1.00%          -         1.00%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.06%      0.00%      1.08%       0.02%        1.06%
 Invesco Balanced-Risk Allocation          0.64%        0.25%          0.05%      0.03%      0.97%       0.03%        0.94%
   Portfolio
 Invesco Comstock Portfolio                0.56%        0.25%          0.02%      0.00%      0.83%       0.02%        0.81%
 Invesco Mid Cap Value Portfolio           0.64%        0.25%          0.05%      0.04%      0.98%       0.02%        0.96%
 Invesco Small Cap Growth Portfolio        0.84%        0.25%          0.03%      0.00%      1.12%       0.01%        1.11%
 JPMorgan Core Bond Portfolio              0.55%        0.25%          0.02%      0.00%      0.82%       0.13%        0.69%
 JPMorgan Global Active Allocation         0.73%        0.25%          0.07%      0.00%      1.05%       0.05%        1.00%
   Portfolio
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.08%      0.00%      1.03%          -         1.03%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.04%      0.00%      0.80%       0.01%        0.79%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.07%      0.00%      0.92%          -         0.92%
 Met/Franklin Low Duration Total Return    0.49%        0.25%          0.04%      0.00%      0.78%       0.02%        0.76%
 Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.13%      0.00%      0.98%          -         0.98%
   Portfolio
 MetLife Asset Allocation 100 Portfolio    0.07%        0.25%          0.01%      0.68%      1.01%          -         1.01%
 MetLife Balanced Plus Portfolio           0.25%        0.25%          0.00%      0.42%      0.92%       0.00%        0.92%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          0.03%      0.22%      0.68%          -         0.68%
   Portfolio
 MetLife Small Cap Value Portfolio         0.74%        0.25%          0.03%      0.00%      1.02%       0.01%        1.01%
 MFS (Reg. TM) Emerging Markets Equity     0.86%        0.25%          0.15%      0.00%      1.26%       0.02%        1.24%
   Portfolio
 MFS (Reg. TM) Research International      0.69%        0.25%          0.07%      0.00%      1.01%       0.06%        0.95%
   Portfolio
 PanAgora Global Diversified Risk          0.65%        0.25%          1.92%      0.02%      2.84%       1.52%        1.32%
   Portfolio

                                                                                                             FEE
                                                                                                           WAIVER        NET
                                                                                  ACQUIRED     TOTAL       AND/OR       TOTAL
                                                                                    FUND       ANNUAL      EXPENSE     ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------ ----------
MET INVESTORS SERIES TRUST (CONTINUED)

 PIMCO Inflation Protected Bond            0.47%        0.25%          0.09%      0.00%      0.81%       0.01%        0.80%
   Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%       0.04%        0.72%
 Pioneer Fund Portfolio                    0.67%        0.25%          0.05%      0.00%      0.97%       0.05%        0.92%
 Pioneer Strategic Income Portfolio        0.56%        0.15%          0.06%      0.00%      0.77%          -         0.77%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.04%      0.00%      0.71%          -         0.71%
   Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.08%      0.56%      1.34%       0.12%        1.22%
   Portfolio
 Schroders Global Multi-Asset Portfolio    0.64%        0.25%          0.10%      0.04%      1.03%          -         1.03%
 SSGA Growth and Income ETF Portfolio      0.30%        0.25%          0.01%      0.22%      0.78%          -         0.78%
 SSGA Growth ETF Portfolio                 0.31%        0.25%          0.03%      0.24%      0.83%          -         0.83%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -         0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%          -         1.03%
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock       0.79%        0.25%          0.08%      0.00%      1.12%       0.12%        1.00%
   Portfolio
 Barclays Aggregate Bond Index Portfolio   0.25%        0.30%          0.03%      0.00%      0.58%       0.00%        0.58%
 BlackRock Money Market Portfolio          0.34%        0.25%          0.03%      0.00%      0.62%       0.02%        0.60%
 Frontier Mid Cap Growth Portfolio         0.71%        0.25%          0.05%      0.00%      1.01%       0.01%        1.00%
 Jennison Growth Portfolio                 0.59%        0.25%          0.03%      0.00%      0.87%       0.08%        0.79%
 Met/Artisan Mid Cap Value Portfolio       0.81%        0.25%          0.03%      0.00%      1.09%          -         1.09%
 Met/Dimensional International Small       0.81%        0.25%          0.17%      0.00%      1.23%       0.01%        1.22%
 Company Portfolio
 MetLife Asset Allocation 20 Portfolio     0.09%        0.25%          0.03%      0.52%      0.89%       0.02%        0.87%
 MetLife Asset Allocation 40 Portfolio     0.06%        0.25%          0.00%      0.56%      0.87%          -         0.87%
 MetLife Asset Allocation 60 Portfolio     0.05%        0.25%          0.00%      0.60%      0.90%          -         0.90%
 MetLife Asset Allocation 80 Portfolio     0.05%        0.25%          0.01%      0.65%      0.96%          -         0.96%
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.05%      0.01%      0.61%       0.00%        0.61%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.02%      0.00%      0.52%       0.01%        0.51%
 MFS (Reg. TM) Value Portfolio             0.70%        0.25%          0.02%      0.00%      0.97%       0.14%        0.83%
 MSCI EAFE (Reg. TM) Index Portfolio       0.30%        0.30%          0.10%      0.01%      0.71%       0.00%        0.71%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%          0.03%      0.00%      1.08%       0.00%        1.08%
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.07%      0.05%      0.67%       0.01%        0.66%
 T. Rowe Price Large Cap Growth            0.60%        0.25%          0.03%      0.00%      0.88%       0.02%        0.86%
   Portfolio
 Van Eck Global Natural Resources          0.78%        0.25%          0.03%      0.00%      1.06%       0.01%        1.05%
   Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.02%      0.00%      0.74%       0.01%        0.73%
   Government
 Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%        0.15%          0.03%      0.00%      0.88%       0.11%        0.77%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the GMIB Plus III rider (assuming the maximum 1.50% charge applies in all Contract Years), the Enhanced Death Benefit II rider (assuming the maximum 1.50% charge applies in all Contract Years), and the Additional Death Benefit - Earnings Preservation Benefit, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,513      (a)$2,981      (a)$4,073      (a)$8,173
    minimum       (b)$1,281      (b)$2,326      (b)$3,048      (b)$6,479


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$813      (a)$2,441      (a)$4,073      (a)$8,173
    minimum       (b)$581      (b)$1,786      (b)$3,048      (b)$6,479


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,173      (a)$1,962      (a)$2,375      (a)$4,780
    minimum         (b)$941      (b)$1,281      (b)$1,263      (b)$2,679


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$473      (a)$1,422      (a)$2,375      (a)$4,780
    minimum       (b)$241        (b)$741      (b)$1,263      (b)$2,679




The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a FIXED ACCOUNT option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.





2. PURCHASE


The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


We reserve the right to reject any application.

PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $10,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I," "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the

Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:



o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or



o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.")


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the GMIB Max I or EDB Max I riders, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" until the rider terminates.


If you choose the Guaranteed Minimum Income Benefit Plus II, Guaranteed Minimum Income Benefit Plus III, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, or Enhanced Death Benefit II riders, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits - Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.

INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB MAX I AND EDB MAX I


If you elect the GMIB Max I rider and/or EDB Max I rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:



(a) AB Global Dynamic Allocation Portfolio



(b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


(c) AQR Global Risk Balanced Portfolio


(d) BlackRock Global Tactical Strategies Portfolio


(e) Invesco Balanced-Risk Allocation Portfolio


(f) JPMorgan Global Active Allocation Portfolio


(g) MetLife Balanced Plus Portfolio


(h) MetLife Multi-Index Targeted Risk Portfolio


(i) PanAgora Global Diversified Risk Portfolio


(j) Pyramis (Reg. TM) Managed Risk Portfolio


(k) Schroders Global Multi-Asset Portfolio


In addition, you may allocate Purchase Payments and Account Value to the Barclays Aggregate Bond Index Portfolio and the Pyramis (Reg. TM) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max I rider and/or EDB Max I rider.


The Investment Portfolios listed above (other than the Barclays Aggregate Bond Index Portfolio and the Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max I and EDB Max I riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max I and EDB Max I riders are not selected may offer the potential for higher returns. Before you select the GMIB Max I rider and/or EDB Max I rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max I and EDB Max I riders meet your investment objectives and risk tolerance.


You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect the GMIB Max I and/or EDB Max I riders, you may not participate in the Dollar Cost Averaging (DCA) program.


RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER RIDER TERMINATES. If the GMIB Max I rider terminates (see "Living Benefits - Guaranteed Income Benefits - Terminating the GMIB Max I Rider"), or the EDB Max I rider terminates (see "Death Benefits - Enhanced Death Benefits - Terminating the EDB Max I Rider"), or if you elected both the GMIB Max I and the EDB Max I riders and they both terminate, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the investment allocation restrictions described above under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB MAX I AND EDB MAX I. The following subsections describe potential and current restrictions on subsequent Purchase Payments for the GMIB Max I and EDB Max I riders. As of the date of this prospectus, only contracts issued with the GMIB Max I rider or the GMIB Max I and EDB Max I riders during the time period specified in the "Current Restrictions on Subsequent Purchase Payments" section below are subject to restrictions on subsequent Purchase Payments.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max I rider to make subsequent Purchase Payments if: (a) the GMIB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I rider offered to new customers (for example, if we change the GMIB Max I rider charge; see your contract schedule for a list of the other changes). Similarly, in the future, we may choose not to permit Owners of existing contracts with the EDB Max I rider to make subsequent Purchase Payments if: (a) the EDB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the EDB Max I rider offered to new customers (see your contract schedule for a list of the changes). We will notify Owners of contracts with the GMIB Max I and/or EDB Max I riders in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS


o If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center before the close of the New York Stock
                                        ------
     Exchange on September 23, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


o If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center after the close of the New York Stock
                                        -----
     Exchange on September 23, 2011 and on or before October 7, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under
     Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER GMIB MAX I RIDER TERMINATES. If the GMIB Max I rider terminates (see "Living Benefits - Guaranteed Income Benefits - Terminating the GMIB Max I Rider"), or if you elected both the GMIB Max I and the EDB Max I riders and they both terminate, the restrictions on subsequent Purchase Payments described above will no longer apply. However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.


CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you elect the GMIB Max I rider and/or EDB Max I rider and you are a California purchaser aged 60 or older, you may allocate your Purchase Payments to the BlackRock Money Market Portfolio during the Free Look period. (See the "Free Look" section below.) After the Free Look period expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Money Market Portfolio and the contract is cancelled during the Free Look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Money Market Portfolio and the contract is cancelled during the Free Look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract.



INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, GMIB PLUS III, LIFETIME WITHDRAWAL GUARANTEE II, EDB I, AND EDB II


ALLOCATION. If you elect the GMIB Plus II, the GMIB Plus III, the Lifetime Withdrawal Guarantee II, the Enhanced Death Benefit I, or the Enhanced Death Benefit II, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                                             ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio,

     MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis (Reg. TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the MetLife Asset Allocation 80 Portfolio, American Funds (Reg. TM) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.



OR


(B) You must allocate:


o AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account
     Barclays Aggregate Bond Index Portfolio
     BlackRock Money Market Portfolio
     JPMorgan Core Bond Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------



     AB Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Growth Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     AQR Global Risk Balanced Portfolio
     Baillie Gifford International Stock Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     ClearBridge Aggressive Growth Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Jennison Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MetLife Stock Index Portfolio
     MFS (Reg. TM) Research International Portfolio
     MFS (Reg. TM) Value Portfolio
     MSCI EAFE (Reg. TM) Index Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Large Cap Value Portfolio
     WMC Core Equity Opportunities Portfolio


Platform 3
----------


     Frontier Mid Cap Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Invesco Mid Cap Value Portfolio
     Met/Artisan Mid Cap Value Portfolio
     MetLife Mid Cap Stock Index Portfolio
     T. Rowe Price Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Templeton International Bond Portfolio

     MetLife Small Cap Value Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio

     Russell 2000 (Reg. TM) Index Portfolio

     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB PLUS II, GMIB PLUS III, LIFETIME WITHDRAWAL GUARANTEE II, EDB I, AND EDB II


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS II AND GMIB PLUS III AFTER RIDER TERMINATES. The restrictions on subsequent Purchase Payments described above will no longer apply, if:


    1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II");


    2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit - Description of Enhanced Death Benefit I");


    3) you elected only the GMIB Plus III rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus III - Terminating the GMIB Plus III Rider"); or

    4) you elected both the GMIB Plus III and the EDB II, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus III - Terminating the GMIB Plus III Rider" and "Death Benefit - Optional Death Benefit-Enhanced Death Benefit II
          - Terminating the EDB II Rider").


However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, or if you elected both the GMIB Plus III and the EDB II riders, and only the GMIB Plus III rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.



If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS I AFTER RIDER TERMINATES. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.



If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK



If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this FREE LOOK period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.



ACCUMULATION UNITS



The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.

Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2)   multiplying it by one minus the Separate Account product charges
     (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.





3. INVESTMENT OPTIONS

The contract offers 63 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.


 YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and Examples - Investment Portfolio Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information - Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




MET INVESTORS SERIES TRUST - GMIB MAX AND EDB MAX PORTFOLIOS (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract. If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios and the Investment Portfolio listed below under "Metropolitan Series Fund - GMIB Max and EDB Max Portfolio." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider and/or the EDB Max I rider.


     AB Global Dynamic Allocation Portfolio
         (formerly AllianceBernstein Global Dynamic Allocation Portfolio)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pyramis (Reg. TM) Government Income Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio



METROPOLITAN SERIES FUND - GMIB MAX AND EDB MAX PORTFOLIO (CLASS G)

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class G portfolio is available under the contract. If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among this Investment Portfolio and the Investment Portfolios listed above under "Met Investors Series Trust - GMIB Max and EDB Max Portfolios." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") This Investment Portfolio is also available for investment if you do not elect the GMIB Max I rider and/or the EDB Max I rider.


     Barclays Aggregate Bond Index Portfolio



MET INVESTORS SERIES TRUST

In addition to the portfolios listed above under "Met Investors Series Trust - GMIB Max and EDB Max Portfolios," the following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     American Funds (Reg. TM) Growth Portfolio (Class C)
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*

     MetLife Small Cap Value Portfolio
         (formerly Third Avenue Small Cap Value Portfolio)

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")



METROPOLITAN SERIES FUND


In addition to the portfolio listed above under "Metropolitan Series Fund - GMIB Max and EDB Max Portfolio," the following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)
     BlackRock Money Market Portfolio (Class B)
     Frontier Mid Cap Growth Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)

     WMC Core Equity Opportunities Portfolio (Class E)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:


     American Funds (Reg. TM) Moderate Allocation Portfolio
         (Class C)
     American Funds (Reg. TM) Balanced Allocation Portfolio
         (Class C)
     American Funds (Reg. TM) Growth Allocation Portfolio
         (Class C)

     MetLife Asset Allocation 100 Portfolio (Class B)
     SSGA Growth and Income ETF Portfolio (Class B)
     SSGA Growth ETF Portfolio (Class B)

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS



The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":



     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.



TRANSFERS



GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, GMIB Plus III, GMIB Max I, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, Enhanced Death Benefit II, or EDB Max I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:



o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or



o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.



TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the Baillie Gifford International Stock Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Eaton Vance Floating Rate Portfolio, Met/Dimensional International Small Company Portfolio, Met/Templeton International Bond Portfolio, MetLife Small Cap Value Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, MSCI EAFE (Reg. TM) Index Portfolio, Neuberger Berman Genesis Portfolio, Pioneer Strategic Income Portfolio, Russell 2000 (Reg. TM) Index Portfolio, and Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.



Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase

Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I, GMIB Plus II, GMIB Plus III, GMIB Max I, Lifetime Withdrawal Guarantee II, GMAB, Enhanced Death Benefit I, Enhanced Death Benefit II, or EDB Max I rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, or Enhanced Death Benefit II riders, the Fixed Account is available for automatic rebalancing. If you have selected the GMIB Max I or EDB Max I riders, the Fixed Account is not available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase - although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit         0.20%
      Compounded-Plus Death Benefit        0.35%
      Additional Death Benefit -
        Earnings Preservation Benefit      0.25%

Please check with your registered representative regarding which death benefits are available in your state.


If you select the EDB Max I or Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base (see "Death Benefit - Optional Death Benefit - EDB Max I" and "Death Benefit - Optional Death Benefit - Enhanced Death

Benefit II" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from May 4, 2009 through July 16, 2010, the percentage charge for the Enhanced Death Benefit I is 0.75% of the Death Benefit Base if you were age 69 or younger at issue and 0.95% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.



For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.



ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are six different versions of the GMIB under this contract: GMIB Max I, GMIB Plus III, GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II, GMIB Plus III, or GMIB Max I); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I, GMIB Plus II, GMIB Plus III, and GMIB Max I).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Max I, GMIB Plus III, GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Max I or GMIB Plus III rider, the rider charge is 1.00% of the Income Base.


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued on or before April 29, 2005, for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See ""Living Benefits
- Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.

o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         6
  3                                         5
  4 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin.

We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB MAX, GMIB PLUS, OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)   the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than

$5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.



A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.



There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:



o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.



o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:



(1)   by making a withdrawal (either a partial or a complete withdrawal);



(2)   by electing to receive Annuity Payments;


(3)   when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase)-Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.



Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:

o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We have offered three types of living benefit riders - guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  GMIB Max I


o Guaranteed Minimum Income Benefit Plus (GMIB Plus I, GMIB Plus II and GMIB Plus III)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are six different versions of the GMIB under this contract: GMIB Max I, GMIB Plus III, GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.

You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Max I and GMIB Plus III in contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For GMIB Plus III and GMIB Plus II in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Max I, GMIB Plus III, and GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB MAX I


The GMIB Max I rider is available only for Owners up through age 78, and you can only elect the GMIB Max I at the time you purchase the contract. THE GMIB MAX I RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB Max I rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    6%; or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:



(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution
                   ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent

     Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the
                      ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Operation of the GMIB - Income Base").



See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max I" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 6% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.



During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)

In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Max I rider and the EDB Max I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)  may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the

Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max I investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


If you elect the GMIB Max I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


If you elect the GMIB Max I rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I," and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to a money market portfolio.


The Investment Portfolios listed in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" (other than the Barclays Aggregate Bond Index Portfolio and the Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max I rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max I rider is not selected may offer the potential for higher returns. Before you select the GMIB Max I rider, you and your financial representative should carefully consider whether the investment options available with the rider meet your investment objectives and risk tolerance.


Restrictions on Investment Allocations If the GMIB Max I Rider Terminates. If
-------------------------------------------------------------------------
the GMIB Max I rider terminates (see "Terminating the GMIB Max I Rider"), or if you elected both the GMIB Max I rider and the EDB Max I rider and both riders terminate, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the investment allocation restrictions described above under "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX I. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max I rider to make subsequent Purchase Payments if: (a) the GMIB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I rider offered to new customers (for example, if we change the GMIB Max I rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max I rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase - Investment Allocation Restrictions for Certain Riders
- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX I


o If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center before the close of the New York Stock
                                        ------
     Exchange on September 23, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.

o If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center after the close of the New York Stock
                                        -----
     Exchange on September 23, 2011 and on or before October 7, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under
     Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.


If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.



Restrictions on Subsequent Purchase Payments If the GMIB Max I Rider
--------------------------------------------------------------------
Terminates. If the GMIB Max I rider terminates (see "Terminating the GMIB Max I
-----------
Rider"), or if you elected both the GMIB Max I rider and the EDB Max I rider and both riders terminate, the subsequent Purchase Payment restrictions described above will no longer apply. However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the subsequent Purchase Payment restrictions described above will continue to apply.



GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max I rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX I RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Max I, the investment allocation restrictions and subsequent Purchase Payment restrictions described above will no longer apply (except as described above under "Restrictions on Investment

Allocations if the GMIB Max I Rider Terminates"). If you elected both the GMIB Max I and EDB Max I riders, the EDB Max I investment allocation restrictions and subsequent Purchase Payment restrictions described in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.



The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB MAX I RIDER. If you exercise the GMIB Max I, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:


(1)  Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Max I rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Max I, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX I PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Max I payout rates are enhanced under the following circumstances.


If you select the GMIB Max I rider and if:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max I rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if you select the GMIB Max I rider and if:


o  you take no withdrawals prior to age 70;

o your Account Value is fully withdrawn or decreases to zero at or after your 70th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max I rider will equal or exceed 6% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max I rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max I rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and an Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max I, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB MAX I RIDER. Except as otherwise provided in the GMIB Max I rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Max I rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



When the GMIB Max I rider terminates, the corresponding rider charge terminates and the GMIB Max I investment allocation and subsequent Purchase Payment restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max I Rider Terminates"). However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the investment allocation restrictions and subsequent Purchase Payment restrictions described above will continue to apply.



USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX I


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Max I rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max I rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max I and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 6% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max I rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix D for examples illustrating the operation of GMIB Max I.)


DESCRIPTION OF GMIB PLUS III


The GMIB Plus III rider is no longer available for purchase. The GMIB Plus III rider is available only for Owners up through age 78, and you can only elect the GMIB Plus III at the time you purchase the contract. THE GMIB PLUS III RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB Plus III rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5%; or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:



(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution
                   ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the
                      ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base - Annual Increase Amount").



See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB Plus III rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus III rider and the Enhanced Death Benefit II (EDB II) rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)  may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Plus III investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


If you elect the GMIB Plus III, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus III rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments - GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus III, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus III and the Enhanced Death Benefit II, the Enhanced Death Benefit II investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will continue to apply.



The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS III RIDER. If you exercise the GMIB Plus III, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)  Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus III rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus III, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS III PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the GMIB Plus III rider, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Plus III payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


For contracts issued with the GMIB Plus III rider from July 19, 2010 through
----------------------------------------------------------------------------
February 25, 2011, the following enhanced payout rates apply. If:
-----------------


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus III, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS III RIDER. Except as otherwise provided in the GMIB Plus III rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);

    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



When the GMIB Plus III rider terminates, the corresponding GMIB Plus III rider charge terminates and the GMIB Plus III investment allocation restrictions and any subsequent Purchase Payment restrictions, described above, will no longer apply. If you elected both the GMIB Plus III and EDB II riders, the EDB II investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will continue to apply.



USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB PLUS III


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Plus III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Plus III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix D for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II was available with contracts issued on or before July 16, 2010.


GMIB Plus II is identical to GMIB Plus III, with the following exceptions:


(1) The GMIB Plus II Income Base and withdrawal adjustments are calculated as described above for GMIB Plus III, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (the required minimum distribution rate) does not apply to the calculation of the Income Base or the withdrawal adjustments under the GMIB Plus II rider.


(2) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The GMIB payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event:
     (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or
     (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
     (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")


(8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(10) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
     (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (4) through (8) above apply, and the following replaces
----
differences (9) and (10):


(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(10) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I was available only for Owners up through age 75, and you could only elect GMIB Plus I at the time you purchased the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above (under "Terminating the GMIB Plus III Rider") does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


     If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
     (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:



    (a)    the AB Global Dynamic Allocation Portfolio



    (b)    the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (d)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the AQR Global Risk Balanced Portfolio


    (g)    the Barclays Aggregate Bond Index Portfolio


    (h)    the BlackRock Global Tactical Strategies Portfolio


    (i)    the BlackRock Money Market Portfolio


    (j)    the Invesco Balanced-Risk Allocation Portfolio


    (k)    the JPMorgan Global Active Allocation Portfolio


    (l)    the MetLife Asset Allocation 20 Portfolio


    (m)    the MetLife Asset Allocation 40 Portfolio


    (n)    the MetLife Asset Allocation 60 Portfolio


    (o)    the MetLife Asset Allocation 80 Portfolio


    (p)    the MetLife Balanced Plus Portfolio


    (q)    the MetLife Multi-Index Targeted Risk Portfolio


    (r)    the PanAgora Global Diversified Risk Portfolio


    (s)    the Pyramis (Reg. TM) Government Income Portfolio


    (t)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (u)    the Schroders Global Multi-Asset Portfolio



    (v)    the SSGA Growth and Income ETF Portfolio


    (w)    the SSGA Growth ETF Portfolio



If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual

Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3)  There is no Guaranteed Principal Option.


(4)  There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)  The following replaces termination provision a), above:


     The 30th day following the contract anniversary on or following your 85th birthday.


(8)  The following replaces termination provision d), above:


     Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.

(9)  If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


     A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2)  The following replaces termination provision d), above:


     Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I

(LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or an Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced

GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first four years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
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Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
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Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the

Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).

IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.



IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment
- a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."



You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced

Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
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Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)  is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)  the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


7.25% COMPOUNDING INCOME AMOUNT. For contracts issued prior to July 13, 2009,
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on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:



     (a)    the AB Global Dynamic Allocation Portfolio



    (b)    the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (d)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the AQR Global Risk Balanced Portfolio


    (g)    the Barclays Aggregate Bond Index Portfolio


    (h)    the BlackRock Global Tactical Strategies Portfolio


    (i)    the BlackRock Money Market Portfolio


    (j)    the Invesco Balanced-Risk Allocation Portfolio


    (k)    the JPMorgan Global Active Allocation Portfolio


    (l)    the MetLife Asset Allocation 20 Portfolio


    (m)    the MetLife Asset Allocation 40 Portfolio


    (n)    the MetLife Asset Allocation 60 Portfolio


    (o)    the MetLife Asset Allocation 80 Portfolio


    (p)    the MetLife Balanced Plus Portfolio


    (q)    the MetLife Multi-Index Targeted Risk Portfolio


    (r)    the PanAgora Global Diversified Risk Portfolio


    (s)    the Pyramis (Reg. TM) Government Income Portfolio


    (t)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (u)    the Schroders Global Multi-Asset Portfolio



    (v)    the SSGA Growth and Income ETF Portfolio


    (w)    the SSGA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and

o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section E of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections F and G of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT

ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)  the date you make a full withdrawal of your Account Value;


(2)  the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6)  the effective date of cancellation of the rider; or


(7)  the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than

$500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions;

(2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                            Guaranteed
                              Amount           Years to
Original                  (% of Purchase         Rider
Investment Portfolio         Payments)       Maturity Date
----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)    130%               10 years
MetLife Moderate
Strategy Portfolio(2)    120%               10 years
MetLife Balanced
Strategy Portfolio(3)    110%               10 years



    (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


    (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


    (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 60 Portfolio of Metropolitan Series Fund.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.



Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Met Investors Series Trust were permitted to make a one-time transfer of their entire Account Value from the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund to the American Funds (Reg. TM) Moderate Allocation Portfolio of Met Investors Series Trust.



For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient

Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:



   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio (now merged into the MetLife Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).



   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, the EDB Max I rider, the Enhanced Death Benefit II rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -

Earnings Preservation Benefit, unless you select the EDB Max I or Enhanced Death Benefit II riders. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the EDB Max I rider, the Enhanced Death Benefit II rider, or the Enhanced Death Benefit I rider.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.

If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


ENHANCED DEATH BENEFIT AND DECEDENT CONTRACTS


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)  the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)  the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)  the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in

     Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - EDB MAX I


In states where approved, you may select the EDB Max I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Max I rider. If you select the EDB Max I rider, you may not select the Additional Death Benefit - Earnings Preservation Benefit. The Enhanced Death Benefit (EDB) riders are referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


DESCRIPTION OF EDB MAX I. If you select the EDB Max I, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB Max I rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    6%; or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year

     (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution
                   ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the
                      ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB Max I - Death Benefit Base").



See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB Max I" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 6% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.



After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge); or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix F for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional

          Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB Max I investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


If you elect the EDB Max I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


If you elect the EDB Max I rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I," and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to a money market portfolio.


The Investment Portfolios listed in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" (other than the Barclays Aggregate Bond Index Portfolio and the Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the EDB Max I rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the EDB Max I rider is not selected may offer the potential for higher returns. Before you select the EDB Max I rider, you and your financial representative should carefully consider whether the investment options available with the rider meet your investment objectives and risk tolerance.


Restrictions on Investment Allocations If the EDB Max I Rider Terminates. If
------------------------------------------------------------------------
the EDB Max I rider terminates (see "Terminating the EDB Max I Rider"), or if you elected both the GMIB Max I rider and the EDB Max I rider and both riders terminate, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the investment allocation restrictions described above under "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR EDB MAX I. In the future, we may choose not to permit Owners of existing contracts with the EDB Max I rider to make subsequent Purchase Payments if: (a) the EDB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the EDB Max I rider offered to new customers (for example, if we change the EDB Max I rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the EDB Max I rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent

Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR EDB MAX I


o If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center before the close of the New York Stock
                                        ------
     Exchange on September 23, 2011, and you elected the EDB Max I rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


o If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center after the close of the New York Stock
                                        -----
     Exchange on September 23, 2011 and on or before October 7, 2011, and you elected the EDB Max I rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.


If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -

Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.


TERMINATING THE EDB MAX I RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)   Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB Max I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB MAX I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB Max I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions; or


(2)  Elect to receive annuity payments determined by applying the Death
     Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB MAX I


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB Max I rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max I rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year with the EDB Max I. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB Max I, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 6% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max I rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT II


In states where approved, you may select the Enhanced Death Benefit II (EDB II) rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus III rider. If you select the EDB II rider, you may not select the Additional Death Benefit
- Earnings Preservation Benefit. The Enhanced Death Benefit (EDB) riders are referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


DESCRIPTION OF EDB II. If you select the EDB II, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.

The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5%; or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:



(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution
                   ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the
                      ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB II - Death Benefit Base - Annual Increase Amount").



See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.



After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge); or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix F for examples of the calculation of the Death Benefit Base, including the Highest Anniversary

Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


If you elect the EDB II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB II rider are restricted as described in "Purchase -

Restrictions on Subsequent Purchase Payments - GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)   Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions; or


(2)  Elect to receive annuity payments determined by applying the Death
     Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.

If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB II, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


DESCRIPTION OF ENHANCED DEATH BENEFIT I


In states where approved, the Enhanced Death Benefit I was available with contracts issued before July 19, 2010.


EDB I is identical to EDB II, with the following exceptions:


(1) The EDB I Death Benefit Base and withdrawal adjustments are calculated as described above for EDB II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (regarding the required minimum distribution rate) does not apply to the calculation of the Death Benefit Base or the withdrawal adjustments under the EDB I rider.


(2) The rider charges for the EDB I rider are different. See "Expenses - Death Benefit Rider Charges."


(3) The Additional Death Benefit - Earnings Preservation Benefit could be elected with the EDB I rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in Good Order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II,

GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II"); and (c) different rider charges apply (see "Expenses - Death Benefit Rider Charges").


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit II has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details). If you select the Earnings Preservation Benefit, you may not select the EDB Max I or Enhanced Death Benefit II rider. (The Earnings Preservation Benefit could be elected with the Enhanced Death Benefit II rider in contracts issued before May 1, 2011, and with the Enhanced Death Benefit I rider.)


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the

"benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                            Benefit
   Issue Age             Percentage
--------------------     ----------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS



As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Max I and EDB Max I riders, the Annual Increase Amount for the GMIB Max I rider is also reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus III or GMIB Plus II and Enhanced Death Benefit II or Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus III or GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.





10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)  on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.



The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.



If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


(1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity

Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.


If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)  on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.



Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)  the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.

ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)  is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)  relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth

IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.


11. OTHER INFORMATION


METLIFE USA


MetLife Insurance Company USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.



THE SEPARATE ACCOUNT



We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors USA Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include MetLife Securities, Inc. (MetLife Securities). All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 6.5% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions beginning in year two up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. Sales representatives of our affiliates must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.


Sales representatives of our affiliates receive cash payments for the products they sell and service based upon a "gross dealer concession" model. Gross dealer concession may also be credited when the contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the contract has been in force.


Sales representatives of our affiliates are entitled to part or all of the gross dealer concession. The percentage to which a representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.


Sales representatives of our affiliates and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits, is based primarily on the amount of proprietary products sold, sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.

Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with the unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with affiliated selling firms, such as MetLife Securities.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2014, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center

o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").

ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS



In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.



FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm



     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge



     Calculation of Performance Information



     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information



     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefits, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information
(SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 3 for how to obtain a copy of the SAI.)




CHART 1






                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.137177         10.427165           69,021.1707
  01/01/2013    to  12/31/2013       10.427165         11.337229           53,916.5114
  01/01/2014    to  12/31/2014       11.337229         11.905492           60,601.4266
============   ==== ==========       =========         =========        ==============
 ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996741          1.034678                0.0000
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007589          6.973097          520,671.9379
  01/01/2009    to  12/31/2009        6.973097          8.821827        1,096,689.1200
  01/01/2010    to  12/31/2010        8.821827          9.679446          678,578.1070
  01/01/2011    to  12/31/2011        9.679446          9.267807          391,970.1938
  01/01/2012    to  12/31/2012        9.267807         10.291548          329,343.3098
  01/01/2013    to  12/31/2013       10.291548         11.933413          344,212.1421
  01/01/2014    to  12/31/2014       11.933413         12.379902          362,007.1453
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997589          6.324798        10,419.5160
  01/01/2009    to  12/31/2009        6.324798          8.293283        32,190.8400
  01/01/2010    to  12/31/2010        8.293283          9.206817        38,631.1807
  01/01/2011    to  12/31/2011        9.206817          8.580581       134,980.5193
  01/01/2012    to  12/31/2012        8.580581          9.749123       133,303.3255
  01/01/2013    to  12/31/2013        9.749123         11.931630       125,795.2652
  01/01/2014    to  12/31/2014       11.931630         12.417566       121,947.2022
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987590          5.727942         8,469.7607
  01/01/2009    to  12/31/2009        5.727942          7.782381        46,388.7700
  01/01/2010    to  12/31/2010        7.782381          9.008354        64,784.9195
  01/01/2011    to  12/31/2011        9.008354          8.407199        63,836.6557
  01/01/2012    to  12/31/2012        8.407199          9.655225        62,665.7161
  01/01/2013    to  12/31/2013        9.655225         12.258496        60,032.8843
  01/01/2014    to  12/31/2014       12.258496         12.973106        53,173.4731
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017588          7.643140        70,343.7482
  01/01/2009    to  12/31/2009        7.643140          9.226164       143,058.1600
  01/01/2010    to  12/31/2010        9.226164          9.919631        72,555.8688
  01/01/2011    to  12/31/2011        9.919631          9.722805       129,652.9560
  01/01/2012    to  12/31/2012        9.722805         10.540983       133,332.7723
  01/01/2013    to  12/31/2013       10.540983         11.705836       134,821.5233
  01/01/2014    to  12/31/2014       11.705836         12.149013       134,470.8801
============   ==== ==========       =========         =========       ============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.061450         11.404244       115,104.4612
  01/01/2013    to  12/31/2013       11.404244         10.777728        64,490.2534
  01/01/2014    to  12/31/2014       10.777728         10.964671        69,290.3072
============   ==== ==========       =========         =========       ============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.894088         10.159794        93,275.4358
  01/01/2013    to  12/31/2013       10.159794         10.963277        87,367.9280
  01/01/2014    to  12/31/2014       10.963277         11.359176        92,503.8531
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.314967         11.394847             0.0000
  01/01/2009    to  12/31/2009       11.394847         16.347022         3,877.4500
  01/01/2010    to  12/31/2010       16.347022         18.513704        18,515.7526
  01/01/2011    to  12/31/2011       18.513704         18.536366        18,177.7087
  01/01/2012    to  12/31/2012       18.536366         21.130475        18,133.5083
  01/01/2013    to  12/31/2013       21.130475         22.599990        30,867.7047
  01/01/2014    to  12/31/2014       22.599990         22.836747        15,052.5545
============   ==== ==========      ==========        ==========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.764994         14.147193        28,436.0949
  01/01/2006    to  12/31/2006       14.147193         19.041723        31,635.6021
  01/01/2007    to  12/31/2007       19.041723         15.830047        68,108.2971
  01/01/2008    to  12/31/2008       15.830047          9.031317        41,764.2970
  01/01/2009    to  12/31/2009        9.031317         11.903506        34,735.4600
  01/01/2010    to  12/31/2010       11.903506         13.520276        29,518.8969
  01/01/2011    to  12/31/2011       13.520276         12.487717        46,565.9072
  01/01/2012    to  12/31/2012       12.487717         15.389237        46,122.9799
  01/01/2013    to  12/31/2013       15.389237         15.588107       257,204.3173
  01/01/2014    to  12/31/2014       15.588107         17.272096       244,232.5595
============   ==== ==========      ==========        ==========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.082674          7.869701       162,208.3385
  01/01/2006    to  12/31/2006        7.869701          7.565054       157,775.2234
  01/01/2007    to  12/31/2007        7.565054          7.567283        86,977.7915
  01/01/2008    to  12/31/2008        7.567283          4.511342        81,377.4529
  01/01/2009    to  12/31/2009        4.511342          5.867821        77,314.8200
  01/01/2010    to  12/31/2010        5.867821          7.105657        74,753.0887
  01/01/2011    to  12/31/2011        7.105657          7.177090        93,222.2721
  01/01/2012    to  12/31/2012        7.177090          8.319389        85,073.3946
  01/01/2013    to  12/31/2013        8.319389         11.849741        94,705.2038
  01/01/2014    to  12/31/2014       11.849741         13.781969        82,683.6888
============   ==== ==========      ==========        ==========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      120.722022        123.492816           698.2164
  01/01/2011    to  12/31/2011      123.492816        111.695374           754.9700
  01/01/2012    to  12/31/2012      111.695374        133.852189           245.8101
  01/01/2013    to  12/31/2013      133.852189        168.632516           242.0176
  01/01/2014    to  04/25/2014      168.632516        175.156313             0.0000
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245695         10.611559                0.0000
  01/01/2006    to  12/31/2006       10.611559         11.064607           10,302.1681
  01/01/2007    to  12/31/2007       11.064607         10.183235           22,553.1865
  01/01/2008    to  12/31/2008       10.183235          4.520486            9,557.0599
  01/01/2009    to  12/31/2009        4.520486          6.101182            9,558.5100
  01/01/2010    to  12/31/2010        6.101182          6.406271           11,631.3626
  01/01/2011    to  04/29/2011        6.406271          6.794109                0.0000
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.907725         13.109806           89,711.8312
  01/01/2006    to  12/31/2006       13.109806         14.837839          110,078.6522
  01/01/2007    to  12/31/2007       14.837839         14.962629           95,400.4491
  01/01/2008    to  12/31/2008       14.962629          9.355804           81,498.2252
  01/01/2009    to  12/31/2009        9.355804         12.108648           70,835.2700
  01/01/2010    to  12/31/2010       12.108648         14.715794           66,055.4086
  01/01/2011    to  12/31/2011       14.715794         13.490148           64,065.2638
  01/01/2012    to  12/31/2012       13.490148         15.585826           64,913.4923
  01/01/2013    to  12/31/2013       15.585826         20.224961           60,554.1209
  01/01/2014    to  12/31/2014       20.224961         22.402203           58,446.3371
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.785392         15.406303          161,290.7515
  01/01/2006    to  12/31/2006       15.406303         19.420146          173,457.8686
  01/01/2007    to  12/31/2007       19.420146         18.782747          262,379.7386
  01/01/2008    to  12/31/2008       18.782747         10.860931          165,761.5415
  01/01/2009    to  12/31/2009       10.860931         16.474724          166,116.6600
  01/01/2010    to  12/31/2010       16.474724         18.762814          157,742.9925
  01/01/2011    to  12/31/2011       18.762814         15.738457          149,804.4232
  01/01/2012    to  12/31/2012       15.738457         19.897599          150,591.7479
  01/01/2013    to  12/31/2013       19.897599         25.399575          120,818.0056
  01/01/2014    to  12/31/2014       25.399575         23.408161          114,054.3307
============   ==== ==========       =========         =========        ==============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010580          1.042242          696,247.4769
  01/01/2013    to  12/31/2013        1.042242          1.038538        1,076,462.8628
  01/01/2014    to  12/31/2014        1.038538          1.072636        1,212,909.5719
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998192         10.419817         4,907.9703
  01/01/2006    to  12/31/2006       10.419817         11.830096        20,412.5481
  01/01/2007    to  12/31/2007       11.830096         11.282900        37,878.6652
  01/01/2008    to  12/31/2008       11.282900          7.072990        44,845.1768
  01/01/2009    to  12/31/2009        7.072990          8.757605        35,068.0600
  01/01/2010    to  12/31/2010        8.757605          9.839688        60,328.3169
  01/01/2011    to  12/31/2011        9.839688          9.483231        78,676.0882
  01/01/2012    to  12/31/2012        9.483231         10.985717        81,159.4604
  01/01/2013    to  12/31/2013       10.985717         14.549885        65,215.2620
  01/01/2014    to  12/31/2014       14.549885         15.558707        63,791.7590
============   ==== ==========       =========         =========        ===========
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.119688         15.150115         2,387.6976
  01/01/2009    to  12/31/2009       15.150115         18.752927         2,908.4100
  01/01/2010    to  12/31/2010       18.752927         23.028309         3,987.1892
  01/01/2011    to  12/31/2011       23.028309         21.695017         2,473.3135
  01/01/2012    to  12/31/2012       21.695017         24.339394         2,544.2070
  01/01/2013    to  12/31/2013       24.339394         31.025597         2,502.9222
  01/01/2014    to  12/31/2014       31.025597         33.277255         3,056.5058
============   ==== ==========       =========         =========        ===========
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.015117         12.726042        76,683.6060
  01/01/2006    to  12/31/2006       12.726042         14.215555        84,846.8561
  01/01/2007    to  12/31/2007       14.215555         15.443992        80,101.8689
  01/01/2008    to  12/31/2008       15.443992          9.255971        82,118.0788
  01/01/2009    to  12/31/2009        9.255971         12.116794        60,084.2000
  01/01/2010    to  12/31/2010       12.116794         14.956905        55,317.5634
  01/01/2011    to  12/31/2011       14.956905         14.473874        44,362.5459
  01/01/2012    to  12/31/2012       14.473874         16.738361        35,980.9244
  01/01/2013    to  12/31/2013       16.738361         22.952888        38,491.2875
  01/01/2014    to  12/31/2014       22.952888         24.229663        33,165.1234
============   ==== ==========       =========         =========        ===========
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.791288         10.209925        14,192.7477
  01/01/2014    to  12/31/2014       10.209925         10.496346        15,772.5060
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
  (Reg. TM) BOND SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.037587          8.903238        20,199.4539
  01/01/2009    to  12/31/2009        8.903238          9.765301        29,424.6600
  01/01/2010    to  12/31/2010        9.765301         10.135640        17,085.7352
  01/01/2011    to  12/31/2011       10.135640         10.489688        27,906.0394
  01/01/2012    to  12/31/2012       10.489688         10.764647        40,310.2009
  01/01/2013    to  04/26/2013       10.764647         10.736012             0.0000
============   ==== ==========       =========         =========       ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012635          1.044277             0.0000
  01/01/2013    to  12/31/2013        1.044277          1.133792             0.0000
  01/01/2014    to  12/31/2014        1.133792          1.186490        12,477.0359
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988192         10.284091             0.0000
  01/01/2007    to  12/31/2007       10.284091         12.861098        17,652.1428
  01/01/2008    to  12/31/2008       12.861098          7.641242       123,918.4893
  01/01/2009    to  12/31/2009        7.641242         10.526144        28,187.0700
  01/01/2010    to  12/31/2010       10.526144         12.564008        23,003.7290
  01/01/2011    to  12/31/2011       12.564008         12.108903        21,926.7452
  01/01/2012    to  12/31/2012       12.108903         13.849513        18,070.0537
  01/01/2013    to  12/31/2013       13.849513         15.868774        10,670.2516
  01/01/2014    to  12/31/2014       15.868774         16.061684        12,590.6065
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.948206         16.828031       112,910.5104
  01/01/2006    to  12/31/2006       16.828031         17.968847       123,750.3713
  01/01/2007    to  12/31/2007       17.968847         18.727017        96,702.8122
  01/01/2008    to  12/31/2008       18.727017         14.910488        76,708.6075
  01/01/2009    to  12/31/2009       14.910488         19.949964        75,564.0400
  01/01/2010    to  12/31/2010       19.949964         22.046418        67,016.7448
  01/01/2011    to  12/31/2011       22.046418         22.529533        60,413.8000
  01/01/2012    to  12/31/2012       22.529533         24.889981        59,878.6518
  01/01/2013    to  12/31/2013       24.889981         26.291177        65,370.6210
  01/01/2014    to  12/31/2014       26.291177         26.961082        66,922.9015
============   ==== ==========       =========         =========       ============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.996987         10.167529           127.0554
  01/01/2011    to  12/31/2011       10.167529         10.146507         3,964.9517
  01/01/2012    to  12/31/2012       10.146507         10.652134         3,802.7917
  01/01/2013    to  12/31/2013       10.652134         10.820093        11,339.3588
  01/01/2014    to  12/31/2014       10.820093         10.662557         7,080.9023
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.986988          9.714258             0.0000
  01/01/2012    to  12/31/2012        9.714258          9.919665         3,148.4319
  01/01/2013    to  12/31/2013        9.919665          9.816446         3,273.3319
  01/01/2014    to  12/31/2014        9.816446          9.704415         6,522.0982
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997589         10.838832           414.1800
  01/01/2010    to  12/31/2010       10.838832         12.039017           440.9786
  01/01/2011    to  12/31/2011       12.039017         11.738652             0.0000
  01/01/2012    to  12/31/2012       11.738652         13.122429             0.0000
  01/01/2013    to  12/31/2013       13.122429         12.970052             0.0000
  01/01/2014    to  12/31/2014       12.970052         12.832512             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.677989         11.530646       260,215.1924
  01/01/2006    to  12/31/2006       11.530646         12.819947       312,805.2578
  01/01/2007    to  12/31/2007       12.819947         12.901474       290,018.1256
  01/01/2008    to  12/31/2008       12.901474          7.469089       289,704.7066
  01/01/2009    to  12/31/2009        7.469089          9.691868       259,668.7700
  01/01/2010    to  12/31/2010        9.691868         11.045619       251,472.8292
  01/01/2011    to  12/31/2011       11.045619         10.181589       249,857.9731
  01/01/2012    to  12/31/2012       10.181589         11.626269       247,028.2471
  01/01/2013    to  12/31/2013       11.626269         14.729326       286,898.1408
  01/01/2014    to  12/31/2014       14.729326         15.142002       261,835.2432
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.920830         10.325525        34,324.4100
  01/01/2013    to  12/31/2013       10.325525         11.551525        71,170.9848
  01/01/2014    to  12/31/2014       11.551525         12.390449        72,645.5513
============   ==== ==========       =========         =========       ============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.755316         11.185657             0.0000
  01/01/2014    to  12/31/2014       11.185657         11.955623             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.131547         15.964866         145,978.5691
  01/01/2006    to  12/31/2006       15.964866         17.669187         154,286.7223
  01/01/2007    to  12/31/2007       17.669187         16.760427         110,990.4733
  01/01/2008    to  12/31/2008       16.760427         11.505142          97,061.0333
  01/01/2009    to  12/31/2009       11.505142         14.231733          92,650.2700
  01/01/2010    to  12/31/2010       14.231733         16.692458          81,243.3435
  01/01/2011    to  12/31/2011       16.692458         14.862668          78,506.0107
  01/01/2012    to  12/31/2012       14.862668         17.152563          75,519.8746
  01/01/2013    to  12/31/2013       17.152563         22.223982          86,627.4771
  01/01/2014    to  12/31/2014       22.223982         22.113274          68,245.8954
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988192         10.422355           6,804.9054
  01/01/2007    to  12/31/2007       10.422355         13.927648          46,311.6817
  01/01/2008    to  12/31/2008       13.927648          6.058060          17,138.1987
  01/01/2009    to  12/31/2009        6.058060         10.012274          96,670.8600
  01/01/2010    to  12/31/2010       10.012274         12.111688         125,768.9191
  01/01/2011    to  12/31/2011       12.111688          9.632356         120,519.6822
  01/01/2012    to  12/31/2012        9.632356         11.202058         117,568.1857
  01/01/2013    to  12/31/2013       11.202058         10.412422          86,660.3325
  01/01/2014    to  12/31/2014       10.412422          9.521556          77,740.3896
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.041095         12.575417         108,256.9694
  01/01/2006    to  12/31/2006       12.575417         15.570576         115,073.8849
  01/01/2007    to  12/31/2007       15.570576         17.254194         259,849.4451
  01/01/2008    to  12/31/2008       17.254194          9.727162         170,980.5988
  01/01/2009    to  12/31/2009        9.727162         12.519144         155,913.3000
  01/01/2010    to  12/31/2010       12.519144         13.643664         151,468.9007
  01/01/2011    to  12/31/2011       13.643664         11.917182         123,710.6553
  01/01/2012    to  12/31/2012       11.917182         13.604147         128,141.2355
  01/01/2013    to  12/31/2013       13.604147         15.871003          95,926.0748
  01/01/2014    to  12/31/2014       15.871003         14.446613          94,123.5565
============   ==== ==========       =========         =========         ============
 PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999699          1.029884               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.068762         10.978760         155,106.1388
  01/01/2006    to  12/31/2006       10.978760         10.782048         190,305.0164
  01/01/2007    to  12/31/2007       10.782048         11.684998         145,484.1680
  01/01/2008    to  12/31/2008       11.684998         10.642578         106,765.1041
  01/01/2009    to  12/31/2009       10.642578         12.290146         212,730.4400
  01/01/2010    to  12/31/2010       12.290146         12.955862         271,511.5336
  01/01/2011    to  12/31/2011       12.955862         14.086822         257,010.6643
  01/01/2012    to  12/31/2012       14.086822         15.036974         246,913.0228
  01/01/2013    to  12/31/2013       15.036974         13.345355         198,115.2999
  01/01/2014    to  12/31/2014       13.345355         13.432653         181,018.1609
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.929910         11.933334         113,457.0047
  01/01/2006    to  12/31/2006       11.933334         12.201788         182,649.5668
  01/01/2007    to  12/31/2007       12.201788         12.837722         188,047.0450
  01/01/2008    to  12/31/2008       12.837722         12.609123         177,366.3916
  01/01/2009    to  12/31/2009       12.609123         14.558656         285,234.5800
  01/01/2010    to  12/31/2010       14.558656         15.405575         238,486.6615
  01/01/2011    to  12/31/2011       15.405575         15.548946         179,353.7688
  01/01/2012    to  12/31/2012       15.548946         16.618896         189,488.0085
  01/01/2013    to  12/31/2013       16.618896         15.945861         123,191.7464
  01/01/2014    to  12/31/2014       15.945861         16.252771         173,404.9850
============   ==== ==========       =========         =========         ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.858543         14.461665               0.0000
  01/01/2010    to  12/31/2010       14.461665         16.400985               0.0000
  01/01/2011    to  12/31/2011       16.400985         15.263076               0.0000
  01/01/2012    to  12/31/2012       15.263076         16.478515               0.0000
  01/01/2013    to  12/31/2013       16.478515         21.393518               0.0000
  01/01/2014    to  12/31/2014       21.393518         23.215767               0.0000
============   ==== ==========       =========         =========         ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.649199         12.171413             674.6004
  01/01/2011    to  12/31/2011       12.171413         12.318921          14,409.5008
  01/01/2012    to  12/31/2012       12.318921         13.429785           8,548.0357
  01/01/2013    to  12/31/2013       13.429785         13.322902           2,742.2054
  01/01/2014    to  12/31/2014       13.322902         13.612017           9,529.8299
============   ==== ==========       =========         =========         ============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.686059         10.793183           6,165.0326
  01/01/2013    to  12/31/2013       10.793183         10.081120           4,189.8909
  01/01/2014    to  12/31/2014       10.081120         10.606986           4,183.9333
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.213865         10.693058             0.0000
  01/01/2014    to  12/31/2014       10.693058         11.364266        18,006.6226
============   ==== ==========       =========         =========        ===========
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010613          1.062291             0.0000
  01/01/2013    to  12/31/2013        1.062291          1.144248             0.0000
  01/01/2014    to  12/31/2014        1.144248          1.205978        12,285.9902
============   ==== ==========       =========         =========        ===========
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.198306          8.350805             0.0000
  01/01/2009    to  12/31/2009        8.350805         10.202154        13,696.9800
  01/01/2010    to  12/31/2010       10.202154         11.201756        50,246.7897
  01/01/2011    to  12/31/2011       11.201756         11.074793        59,396.4761
  01/01/2012    to  12/31/2012       11.074793         12.224092        60,514.6172
  01/01/2013    to  12/31/2013       12.224092         13.504487        61,545.5943
  01/01/2014    to  12/31/2014       13.504487         13.978411        65,920.3288
============   ==== ==========       =========         =========        ===========
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.590864          7.655988             0.0000
  01/01/2009    to  12/31/2009        7.655988          9.668742         6,325.7800
  01/01/2010    to  12/31/2010        9.668742         10.797232        16,520.1871
  01/01/2011    to  12/31/2011       10.797232         10.337860        97,907.1560
  01/01/2012    to  12/31/2012       10.337860         11.631841        92,553.3515
  01/01/2013    to  12/31/2013       11.631841         13.435197        89,559.1101
  01/01/2014    to  12/31/2014       13.435197         13.849790        93,279.0811
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.222817         47.765062        56,249.7727
  01/01/2006    to  12/31/2006       47.765062         55.039266        59,979.2480
  01/01/2007    to  12/31/2007       55.039266         55.838679        58,463.8121
  01/01/2008    to  12/31/2008       55.838679         34.775173        54,323.5640
  01/01/2009    to  12/31/2009       34.775173         40.275311        45,638.9100
  01/01/2010    to  12/31/2010       40.275311         46.104835        40,449.9959
  01/01/2011    to  12/31/2011       46.104835         43.294716        31,598.1990
  01/01/2012    to  12/31/2012       43.294716         49.961415        28,724.4671
  01/01/2013    to  12/31/2013       49.961415         65.382408        24,742.7755
  01/01/2014    to  12/31/2014       65.382408         72.453948        23,689.1697
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.020938          7.873283         206,155.1462
  01/01/2006    to  12/31/2006        7.873283          8.177181         208,269.3258
  01/01/2007    to  12/31/2007        8.177181          9.409055         196,914.2336
  01/01/2008    to  12/31/2008        9.409055          5.545172         311,186.5230
  01/01/2009    to  12/31/2009        5.545172          7.891163         149,884.0900
  01/01/2010    to  12/31/2010        7.891163          9.856625         165,548.0930
  01/01/2011    to  12/31/2011        9.856625          9.483678         125,751.8107
  01/01/2012    to  12/31/2012        9.483678         10.545524         121,086.5331
  01/01/2013    to  12/31/2013       10.545524         14.089700         110,663.7066
  01/01/2014    to  12/31/2014       14.089700         15.543858         106,686.9607
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        8.795602          9.600403          26,712.1953
  01/01/2014    to  12/31/2014        9.600403          9.077477          22,632.1053
============   ==== ==========       =========         =========         ============
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.087584          6.021612         140,272.0097
  01/01/2009    to  12/31/2009        6.021612          8.397486          32,780.8700
  01/01/2010    to  12/31/2010        8.397486          8.781125          27,829.5024
  01/01/2011    to  12/31/2011        8.781125          7.363178          29,894.1699
  01/01/2012    to  12/31/2012        7.363178          8.458381          29,071.7905
  01/01/2013    to  04/26/2013        8.458381          8.750241               0.0000
============   ==== ==========       =========         =========         ============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/01/2009    to  12/31/2009       13.246083         13.649510               0.0000
  01/01/2010    to  12/31/2010       13.649510         14.107038             307.3643
  01/01/2011    to  12/31/2011       14.107038         14.787710           3,543.2744
  01/01/2012    to  12/31/2012       14.787710         14.982516          11,624.6037
  01/01/2013    to  12/31/2013       14.982516         14.279748           6,384.3429
  01/01/2014    to  12/31/2014       14.279748         14.731714           6,460.0668
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.803573          9.854474        41,076.6408
  01/01/2006    to  12/31/2006        9.854474         10.079384       217,785.6852
  01/01/2007    to  12/31/2007       10.079384         10.333545       321,408.4871
  01/01/2008    to  12/31/2008       10.333545         10.370813       838,769.0682
  01/01/2009    to  12/31/2009       10.370813         10.170825       256,540.7100
  01/01/2010    to  12/31/2010       10.170825          9.949497       237,359.7147
  01/01/2011    to  12/31/2011        9.949497          9.733572       295,643.8217
  01/01/2012    to  12/31/2012        9.733572          9.520611       311,225.8001
  01/01/2013    to  12/31/2013        9.520611          9.313433       229,754.4147
  01/01/2014    to  12/31/2014        9.313433          9.110763       214,550.8101
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.816994          9.804231             0.0000
============   ==== ==========       =========         =========       ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       13.977234         16.572746        40,299.3106
  01/01/2014    to  12/31/2014       16.572746         17.975330        34,378.9043
============   ==== ==========       =========         =========       ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.055514         12.044032        24,255.5248
  01/01/2006    to  12/31/2006       12.044032         12.498046        26,172.1674
  01/01/2007    to  12/31/2007       12.498046         15.176801        53,020.6585
  01/01/2008    to  12/31/2008       15.176801          7.675140        24,602.4697
  01/01/2009    to  12/31/2009        7.675140         11.049370        36,375.9500
  01/01/2010    to  12/31/2010       11.049370         13.745245        60,075.0857
  01/01/2011    to  12/31/2011       13.745245         12.442847        55,656.6032
  01/01/2012    to  12/31/2012       12.442847         12.903288        53,111.4891
  01/01/2013    to  04/26/2013       12.903288         13.887869             0.0000
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.340216         11.485287       129,949.4728
  01/01/2006    to  12/31/2006       11.485287         11.519592       158,994.6657
  01/01/2007    to  12/31/2007       11.519592         12.550851       104,626.7444
  01/01/2008    to  12/31/2008       12.550851          7.789937        99,795.0992
  01/01/2009    to  12/31/2009        7.789937         10.635361       101,409.1900
  01/01/2010    to  12/31/2010       10.635361         11.581157        92,498.3387
  01/01/2011    to  12/31/2011       11.581157         11.354781        86,779.9874
  01/01/2012    to  12/31/2012       11.354781         12.834325       138,232.1947
  01/01/2013    to  12/31/2013       12.834325         17.166925       132,663.5084
  01/01/2014    to  12/31/2014       17.166925         18.261673       129,669.3350
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
  LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563024          9.970501         2,036.2263
  01/01/2008    to  12/31/2008        9.970501          5.675456        15,271.6499
  01/01/2009    to  12/31/2009        5.675456          6.842845         4,487.3800
  01/01/2010    to  12/31/2010        6.842845          7.723872         2,958.0679
  01/01/2011    to  12/31/2011        7.723872          7.265988             0.0000
  01/01/2012    to  12/31/2012        7.265988          8.007763         1,566.0014
  01/01/2013    to  04/26/2013        8.007763          8.583807             0.0000
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.245328          8.446691       205,103.5108
  01/01/2006    to  12/31/2006        8.446691          8.892708       212,997.7544
  01/01/2007    to  12/31/2007        8.892708          9.941074       182,188.5774
  01/01/2008    to  12/31/2008        9.941074          5.256691       171,226.1544
  01/01/2009    to  12/31/2009        5.256691          7.389648       163,507.6700
  01/01/2010    to  12/31/2010        7.389648          7.908215       142,328.9051
  01/01/2011    to  12/31/2011        7.908215          7.629672        97,608.1211
  01/01/2012    to  04/27/2012        7.629672          8.561031             0.0000
============   ==== ==========       =========         =========       ============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.915178         16.008064       114,084.5206
  01/01/2006    to  12/31/2006       16.008064         17.567121       109,705.5324
  01/01/2007    to  12/31/2007       17.567121         15.967034        85,643.3424
  01/01/2008    to  12/31/2008       15.967034          8.412940        78,919.1799
  01/01/2009    to  12/31/2009        8.412940         11.620403        82,685.7800
  01/01/2010    to  12/31/2010       11.620403         13.045574        76,651.4627
  01/01/2011    to  12/31/2011       13.045574         13.590610        70,717.6998
  01/01/2012    to  12/31/2012       13.590610         14.832929        64,093.7791
  01/01/2013    to  12/31/2013       14.832929         19.807895        55,444.9266
  01/01/2014    to  12/31/2014       19.807895         19.701170        51,433.7611
============   ==== ==========       =========         =========       ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063331         10.122150             0.0000
  01/01/2009    to  12/31/2009       10.122150         14.131649         5,605.9300
  01/01/2010    to  12/31/2010       14.131649         16.947280         3,873.7885
  01/01/2011    to  12/31/2011       16.947280         13.884521         3,054.3856
  01/01/2012    to  12/31/2012       13.884521         16.012469         3,384.1097
  01/01/2013    to  12/31/2013       16.012469         19.987824         6,189.7846
  01/01/2014    to  12/31/2014       19.987824         18.243826         6,074.7901
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.038480         13.224989           13,225.3786
============   ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.334382         13.633504        1,461,488.2306
============   ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.098659         10.322104          124,599.0045
  01/01/2006    to  12/31/2006       10.322104         10.969126          190,736.1222
  01/01/2007    to  12/31/2007       10.969126         11.364282          705,871.3660
  01/01/2008    to  12/31/2008       11.364282          8.820609          431,266.9639
  01/01/2009    to  12/31/2009        8.820609         10.605365          451,490.1700
  01/01/2010    to  12/31/2010       10.605365         11.505777          750,556.6280
  01/01/2011    to  12/31/2011       11.505777         11.455793          692,201.5385
  01/01/2012    to  12/31/2012       11.455793         12.427921          671,456.9813
  01/01/2013    to  12/31/2013       12.427921         13.261351          553,007.7837
  01/01/2014    to  04/25/2014       13.261351         13.336793                0.0000
============   ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.218758         10.578112          648,048.1515
  01/01/2006    to  12/31/2006       10.578112         11.407435        1,500,949.4413
  01/01/2007    to  12/31/2007       11.407435         11.850475        1,143,926.6781
  01/01/2008    to  12/31/2008       11.850475          8.529120        1,048,407.4449
  01/01/2009    to  12/31/2009        8.529120         10.520089        1,390,862.2500
  01/01/2010    to  12/31/2010       10.520089         11.567354        1,364,436.7479
  01/01/2011    to  12/31/2011       11.567354         11.302961        1,244,062.4160
  01/01/2012    to  12/31/2012       11.302961         12.426058        1,126,756.4022
  01/01/2013    to  12/31/2013       12.426058         13.884938        1,124,914.4234
  01/01/2014    to  04/25/2014       13.884938         13.911303                0.0000
============   ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.198394         14.626900        1,554,742.4804
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.382260         10.880346         3,207,498.3270
  01/01/2006    to  12/31/2006       10.880346         11.919190         3,102,229.3196
  01/01/2007    to  12/31/2007       11.919190         12.227681         3,088,996.2892
  01/01/2008    to  12/31/2008       12.227681          8.140832         2,124,953.9120
  01/01/2009    to  12/31/2009        8.140832         10.220292         1,779,237.0800
  01/01/2010    to  12/31/2010       10.220292         11.356297         1,814,320.2691
  01/01/2011    to  12/31/2011       11.356297         10.920513         1,782,780.6508
  01/01/2012    to  12/31/2012       10.920513         12.169778         1,496,752.5847
  01/01/2013    to  12/31/2013       12.169778         14.216833         1,476,404.3879
  01/01/2014    to  04/25/2014       14.216833         14.200961                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.636277         15.164995         1,416,196.8539
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
  TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997589          6.994952             3,795.9087
  01/01/2009    to  12/31/2009        6.994952          8.796467            14,845.0200
  01/01/2010    to  12/31/2010        8.796467          9.469607            27,096.6274
  01/01/2011    to  12/31/2011        9.469607          9.100861            52,750.7088
  01/01/2012    to  12/31/2012        9.100861         10.337166            50,348.1244
  01/01/2013    to  04/26/2013       10.337166         11.100256                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.592973         11.308736         2,164,496.8498
  01/01/2006    to  12/31/2006       11.308736         12.567360         3,055,759.6265
  01/01/2007    to  12/31/2007       12.567360         12.870484         3,081,773.9028
  01/01/2008    to  12/31/2008       12.870484          7.822055         2,850,730.0405
  01/01/2009    to  12/31/2009        7.822055          9.954917         2,061,121.7300
  01/01/2010    to  12/31/2010        9.954917         11.246887         1,856,498.4779
  01/01/2011    to  12/31/2011       11.246887         10.576445         1,746,098.4948
  01/01/2012    to  12/31/2012       10.576445         11.971431         1,636,728.8157
  01/01/2013    to  12/31/2013       11.971431         14.745861         1,546,583.2724
  01/01/2014    to  04/25/2014       14.745861         14.649286                 0.0000
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.324144         12.801193             0.0000
  01/01/2010    to  12/31/2010       12.801193         15.768575             0.0000
  01/01/2011    to  12/31/2011       15.768575         15.080638         2,010.5815
  01/01/2012    to  12/31/2012       15.080638         17.297802           896.4153
  01/01/2013    to  12/31/2013       17.297802         22.463866           890.4430
  01/01/2014    to  12/31/2014       22.463866         23.999448           950.4028
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.216052         11.452829       511,932.1479
  01/01/2006    to  12/31/2006       11.452829         12.905807       511,555.1154
  01/01/2007    to  12/31/2007       12.905807         13.251461       515,272.9730
  01/01/2008    to  12/31/2008       13.251461          8.132357       370,865.3126
  01/01/2009    to  12/31/2009        8.132357         10.017481       397,178.3000
  01/01/2010    to  12/31/2010       10.017481         11.219650       322,818.0152
  01/01/2011    to  12/31/2011       11.219650         11.155496       281,802.1315
  01/01/2012    to  12/31/2012       11.155496         12.595054       219,556.3132
  01/01/2013    to  12/31/2013       12.595054         16.226720       264,941.3348
  01/01/2014    to  12/31/2014       16.226720         17.952901       240,830.4723
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.788938         19.511447         3,077.4948
  01/01/2014    to  12/31/2014       19.511447         21.102844         3,344.6087
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997589          6.563810           694.7435
  01/01/2009    to  12/31/2009        6.563810          8.018802        12,790.1300
  01/01/2010    to  12/31/2010        8.018802          8.709116         4,140.6390
  01/01/2011    to  12/31/2011        8.709116          8.473386         6,156.5690
  01/01/2012    to  12/31/2012        8.473386          9.441471         5,835.7616
  01/01/2013    to  04/26/2013        9.441471         10.316027             0.0000
============   ==== ==========       =========         =========       ============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.485066         10.876743             0.0000
  01/01/2010    to  12/31/2010       10.876743         11.466372             0.0000
  01/01/2011    to  12/31/2011       11.466372          9.797929             0.0000
  01/01/2012    to  12/31/2012        9.797929         11.302969             0.0000
  01/01/2013    to  12/31/2013       11.302969         13.427394             0.0000
  01/01/2014    to  12/31/2014       13.427394         12.303624             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       15.236632         18.924942        23,335.6995
  01/01/2014    to  12/31/2014       18.924942         18.457456        26,266.4190
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.386766         14.151717        94,344.9546
  01/01/2006    to  12/31/2006       14.151717         15.876342        83,341.2510
  01/01/2007    to  12/31/2007       15.876342         15.108094        48,721.5920
  01/01/2008    to  12/31/2008       15.108094          9.117948        47,739.6030
  01/01/2009    to  12/31/2009        9.117948         12.198515        43,309.3000
  01/01/2010    to  12/31/2010       12.198515         14.661117        33,504.1890
  01/01/2011    to  12/31/2011       14.661117         13.585944        24,945.8212
  01/01/2012    to  12/31/2012       13.585944         13.991164        25,087.0121
  01/01/2013    to  04/26/2013       13.991164         15.131745             0.0000
============   ==== ==========       =========         =========       ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.518068         12.878014            40.6100
  01/01/2010    to  12/31/2010       12.878014         15.942282         1,654.7931
  01/01/2011    to  12/31/2011       15.942282         14.921040           852.2103
  01/01/2012    to  12/31/2012       14.921040         16.921936         1,541.4557
  01/01/2013    to  12/31/2013       16.921936         22.864437         2,384.3091
  01/01/2014    to  12/31/2014       22.864437         23.424836         2,155.5517
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.596507          8.284519       103,201.2017
  01/01/2014    to  12/31/2014        8.284519          8.819523       112,166.3583
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.282527          4.651129       121,487.5159
  01/01/2006    to  12/31/2006        4.651129          4.793453       144,177.4155
  01/01/2007    to  12/31/2007        4.793453          6.166694       248,542.9179
  01/01/2008    to  12/31/2008        6.166694          3.350622       146,800.7763
  01/01/2009    to  12/31/2009        3.350622          5.210781       217,317.0800
  01/01/2010    to  12/31/2010        5.210781          6.509010       218,463.2076
  01/01/2011    to  12/31/2011        6.509010          5.737545       141,689.9373
  01/01/2012    to  12/31/2012        5.737545          6.292144       138,176.3833
  01/01/2013    to  04/26/2013        6.292144          6.563115             0.0000
============   ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.580099         14.649275           306.4300
  01/01/2010    to  12/31/2010       14.649275         18.490188           345.8962
  01/01/2011    to  12/31/2011       18.490188         15.072264             0.0000
  01/01/2012    to  12/31/2012       15.072264         15.122648             0.0000
  01/01/2013    to  12/31/2013       15.122648         16.384595             0.0000
  01/01/2014    to  12/31/2014       16.384595         13.010724             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.528669         14.437002             0.0000
  01/01/2006    to  12/31/2006       14.437002         14.676618             0.0000
  01/01/2007    to  12/31/2007       14.676618         14.934588         2,642.5831
  01/01/2008    to  12/31/2008       14.934588         14.530999         3,219.9096
  01/01/2009    to  12/31/2009       14.530999         14.794839         4,212.1500
  01/01/2010    to  12/31/2010       14.794839         15.267862         4,116.7558
  01/01/2011    to  12/31/2011       15.267862         15.723043         5,326.7689
  01/01/2012    to  12/31/2012       15.723043         15.847828         7,580.8597
  01/01/2013    to  12/31/2013       15.847828         15.362624         7,641.9879
  01/01/2014    to  12/31/2014       15.362624         15.411573         5,200.5677
============   ==== ==========       =========         =========       ============
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.756369         12.667083       310,249.4520
  01/01/2006    to  12/31/2006       12.667083         14.177401       324,798.3736
  01/01/2007    to  12/31/2007       14.177401         14.481835       243,245.3969
  01/01/2008    to  12/31/2008       14.481835          8.576031       222,300.7418
  01/01/2009    to  12/31/2009        8.576031         11.059572       286,312.4200
  01/01/2010    to  12/31/2010       11.059572         12.097525       250,637.9413
  01/01/2011    to  12/31/2011       12.097525         11.340196       222,337.1645
  01/01/2012    to  12/31/2012       11.340196         12.501071       203,277.7923
  01/01/2013    to  12/31/2013       12.501071         16.329410       183,018.9609
  01/01/2014    to  12/31/2014       16.329410         17.642825       164,406.3725
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


CHART 2






                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                           NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT            UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD           END OF PERIOD
                                 ---------------   ---------------   --------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.198697         10.532766         82,356,101.8782
  01/01/2013    to  12/31/2013       10.532766         11.520955         81,937,776.3098
  01/01/2014    to  12/31/2014       11.520955         12.171233         76,869,766.1273
============   ==== ==========       =========         =========        ================
 ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996823          1.038973            521,469.5113
============   ==== ==========       =========         =========        ================
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008246          7.002006         15,593,581.7626
  01/01/2009    to  12/31/2009        7.002006          8.911697         54,321,679.9700
  01/01/2010    to  12/31/2010        8.911697          9.836852         90,035,975.7925
  01/01/2011    to  12/31/2011        9.836852          9.475085        107,215,317.4397
  01/01/2012    to  12/31/2012        9.475085         10.585364        101,255,174.3375
  01/01/2013    to  12/31/2013       10.585364         12.347940         94,367,615.8984
  01/01/2014    to  12/31/2014       12.347940         12.887037         87,659,777.0470
============   ==== ==========       =========         =========        ================
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998247          6.351043         25,619,134.2785
  01/01/2009    to  12/31/2009        6.351043          8.377803         49,190,958.7900
  01/01/2010    to  12/31/2010        8.377803          9.356566         56,069,069.0710
  01/01/2011    to  12/31/2011        9.356566          8.772532         57,429,746.5522
  01/01/2012    to  12/31/2012        8.772532         10.027496         53,478,967.4743
  01/01/2013    to  12/31/2013       10.027496         12.346139         52,333,933.3763
  01/01/2014    to  12/31/2014       12.346139         12.926295         51,575,271.3772
============   ==== ==========       =========         =========        ================
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988247          5.751733          3,065,913.0451
  01/01/2009    to  12/31/2009        5.751733          7.861733         10,655,720.5000
  01/01/2010    to  12/31/2010        7.861733          9.154919         19,360,656.7954
  01/01/2011    to  12/31/2011        9.154919          8.595309         24,491,854.9951
  01/01/2012    to  12/31/2012        8.595309          9.930956         18,778,820.9164
  01/01/2013    to  12/31/2013        9.930956         12.684406         16,265,863.0286
  01/01/2014    to  12/31/2014       12.684406         13.504638         14,095,337.4320
============   ==== ==========       =========         =========        ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018246          7.674799         9,147,772.0429
  01/01/2009    to  12/31/2009        7.674799          9.320117        32,268,562.4900
  01/01/2010    to  12/31/2010        9.320117         10.080914        50,272,055.0179
  01/01/2011    to  12/31/2011       10.080914          9.940216        57,290,654.5244
  01/01/2012    to  12/31/2012        9.940216         10.841879        53,450,956.7500
  01/01/2013    to  12/31/2013       10.841879         12.112423        48,683,754.5723
  01/01/2014    to  12/31/2014       12.112423         12.646648        43,798,169.5481
============   ==== ==========       =========         =========       ================
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.130359         11.521583        96,679,560.6935
  01/01/2013    to  12/31/2013       11.521583         10.954170        79,457,513.7240
  01/01/2014    to  12/31/2014       10.954170         11.211254        71,072,724.6037
============   ==== ==========       =========         =========       ================
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.954140         10.262698       145,495,265.9319
  01/01/2013    to  12/31/2013       10.262698         11.140953       136,294,593.6743
  01/01/2014    to  12/31/2014       11.140953         11.612740       125,391,755.3382
============   ==== ==========       =========         =========       ================
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.425532         12.270938           127,888.9177
  01/01/2009    to  12/31/2009       12.270938         17.709663         1,347,225.3800
  01/01/2010    to  12/31/2010       17.709663         20.177578         2,379,638.5737
  01/01/2011    to  12/31/2011       20.177578         20.323542         3,193,831.8397
  01/01/2012    to  12/31/2012       20.323542         23.307882         3,267,882.4500
  01/01/2013    to  12/31/2013       23.307882         25.078819         2,529,494.1679
  01/01/2014    to  12/31/2014       25.078819         25.494051         2,024,582.2085
============   ==== ==========       =========         =========       ================
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.816450         14.289435           526,821.7354
  01/01/2006    to  12/31/2006       14.289435         19.348461           721,322.7205
  01/01/2007    to  12/31/2007       19.348461         16.182460           636,775.5328
  01/01/2008    to  12/31/2008       16.182460          9.288287           739,974.4343
  01/01/2009    to  12/31/2009        9.288287         12.315905           968,999.7400
  01/01/2010    to  12/31/2010       12.315905         14.072750         1,556,892.2076
  01/01/2011    to  12/31/2011       14.072750         13.076104         1,996,676.6867
  01/01/2012    to  12/31/2012       13.076104         16.211779         1,947,508.7014
  01/01/2013    to  12/31/2013       16.211779         16.520134         2,021,161.0636
  01/01/2014    to  12/31/2014       16.520134         18.414936         1,888,250.4515
============   ==== ==========       =========         =========       ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.125233          7.964477         1,173,567.3500
  01/01/2006    to  12/31/2006        7.964477          7.702135         1,093,052.6657
  01/01/2007    to  12/31/2007        7.702135          7.751034           923,035.7231
  01/01/2008    to  12/31/2008        7.751034          4.648855           909,961.4810
  01/01/2009    to  12/31/2009        4.648855          6.083083         1,169,070.0500
  01/01/2010    to  12/31/2010        6.083083          7.410609         2,070,017.7376
  01/01/2011    to  12/31/2011        7.410609          7.530069         9,281,983.4705
  01/01/2012    to  12/31/2012        7.530069          8.781353         9,179,927.9410
  01/01/2013    to  12/31/2013        8.781353         12.582936        10,299,327.4956
  01/01/2014    to  12/31/2014       12.582936         14.722774         9,951,305.9858
============   ==== ==========      ==========        ==========        ===============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      142.925755        146.788850            61,655.9173
  01/01/2011    to  12/31/2011      146.788850        133.563610           106,846.0568
  01/01/2012    to  12/31/2012      133.563610        161.026092           218,845.9341
  01/01/2013    to  12/31/2013      161.026092        204.087712           159,837.8367
  01/01/2014    to  04/25/2014      204.087712        212.384108                 0.0000
============   ==== ==========      ==========        ==========        ===============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246869         10.622029             1,790.1524
  01/01/2006    to  12/31/2006       10.622029         11.142009           236,947.5573
  01/01/2007    to  12/31/2007       11.142009         10.316557           340,673.9753
  01/01/2008    to  12/31/2008       10.316557          4.607445           734,949.4798
  01/01/2009    to  12/31/2009        4.607445          6.255989         1,485,802.9800
  01/01/2010    to  12/31/2010        6.255989          6.608321         2,136,811.7632
  01/01/2011    to  04/29/2011        6.608321          7.022114                 0.0000
============   ==== ==========      ==========        ==========        ===============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.955751         13.241624           739,998.1452
  01/01/2006    to  12/31/2006       13.241624         15.076958           997,058.0961
  01/01/2007    to  12/31/2007       15.076958         15.295768         1,113,110.3904
  01/01/2008    to  12/31/2008       15.295768          9.621978           895,332.3649
  01/01/2009    to  12/31/2009        9.621978         12.528083           740,490.3700
  01/01/2010    to  12/31/2010       12.528083         15.317038         1,122,811.4202
  01/01/2011    to  12/31/2011       15.317038         14.125705         1,841,910.7858
  01/01/2012    to  12/31/2012       14.125705         16.418830         1,780,985.6990
  01/01/2013    to  12/31/2013       16.418830         21.434056         1,769,445.9103
  01/01/2014    to  12/31/2014       21.434056         23.884333         1,801,609.3577
============   ==== ==========      ==========        ==========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.880805         15.605990         2,113,080.8161
  01/01/2006    to  12/31/2006       15.605990         19.789844         2,480,522.3661
  01/01/2007    to  12/31/2007       19.789844         19.256181         2,380,789.8119
  01/01/2008    to  12/31/2008       19.256181         11.202061         2,128,936.3365
  01/01/2009    to  12/31/2009       11.202061         17.094474         2,710,367.0600
  01/01/2010    to  12/31/2010       17.094474         19.585672         4,879,112.6378
  01/01/2011    to  12/31/2011       19.585672         16.527494         7,088,785.4013
  01/01/2012    to  12/31/2012       16.527494         21.021513         5,894,732.4837
  01/01/2013    to  12/31/2013       21.021513         26.995638         6,198,464.3985
  01/01/2014    to  12/31/2014       26.995638         25.028886         6,812,067.9430
============   ==== ==========       =========         =========       ================
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010680          1.046550       117,940,442.0653
  01/01/2013    to  12/31/2013        1.046550          1.049106       114,483,457.5555
  01/01/2014    to  12/31/2014        1.049106          1.090072        90,186,360.9291
============   ==== ==========       =========         =========       ================
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998685         10.461847           186,920.3310
  01/01/2006    to  12/31/2006       10.461847         11.949081           490,694.1548
  01/01/2007    to  12/31/2007       11.949081         11.465355           645,923.2643
  01/01/2008    to  12/31/2008       11.465355          7.230874           657,246.6302
  01/01/2009    to  12/31/2009        7.230874          9.008179         1,579,466.2400
  01/01/2010    to  12/31/2010        9.008179         10.184113         2,751,749.3103
  01/01/2011    to  12/31/2011       10.184113          9.876117         3,848,914.6430
  01/01/2012    to  12/31/2012        9.876117         11.518581         5,585,792.0588
  01/01/2013    to  12/31/2013       11.518581         15.347858         6,134,754.4460
  01/01/2014    to  12/31/2014       15.347858         16.510796         5,772,042.6643
============   ==== ==========       =========         =========       ================
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.652140         16.220286           192,719.4769
  01/01/2009    to  12/31/2009       16.220286         20.198467           693,465.0900
  01/01/2010    to  12/31/2010       20.198467         24.952498         1,148,547.5040
  01/01/2011    to  12/31/2011       24.952498         23.649057         1,517,730.6338
  01/01/2012    to  12/31/2012       23.649057         26.692113         1,406,934.0603
  01/01/2013    to  12/31/2013       26.692113         34.229277         1,173,543.4381
  01/01/2014    to  12/31/2014       34.229277         36.934398         1,077,254.9885
============   ==== ==========       =========         =========       ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.098278         12.890987         1,497,745.3317
  01/01/2006    to  12/31/2006       12.890987         14.486244         1,273,985.9523
  01/01/2007    to  12/31/2007       14.486244         15.833312         1,029,233.3851
  01/01/2008    to  12/31/2008       15.833312          9.546739           962,010.0522
  01/01/2009    to  12/31/2009        9.546739         12.572653         1,253,787.8800
  01/01/2010    to  12/31/2010       12.572653         15.612906         1,691,566.4377
  01/01/2011    to  12/31/2011       15.612906         15.199465         2,308,826.3032
  01/01/2012    to  12/31/2012       15.199465         17.683791         2,591,469.4859
  01/01/2013    to  12/31/2013       17.683791         24.395133         2,336,788.7807
  01/01/2014    to  12/31/2014       24.395133         25.907149         2,104,459.8518
============   ==== ==========       =========         =========       ================
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.120984         10.564513        10,108,464.3535
  01/01/2014    to  12/31/2014       10.564513         10.926236        10,809,170.4681
============   ==== ==========       =========         =========       ================
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg.
  TM) BOND SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038245          8.940063           912,020.1831
  01/01/2009    to  12/31/2009        8.940063          9.864681         4,930,893.8200
  01/01/2010    to  12/31/2010        9.864681         10.300392         9,776,433.1837
  01/01/2011    to  12/31/2011       10.300392         10.724159        11,086,095.2871
  01/01/2012    to  12/31/2012       10.724159         11.071850        10,748,965.9465
  01/01/2013    to  04/26/2013       11.071850         11.043124                 0.0000
============   ==== ==========       =========         =========       ================
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012734          1.048594        23,331,127.3831
  01/01/2013    to  12/31/2013        1.048594          1.145329       114,409,699.3252
  01/01/2014    to  12/31/2014        1.145329          1.205777       126,816,698.5005
============   ==== ==========       =========         =========       ================
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988685         10.325606            86,000.0110
  01/01/2007    to  12/31/2007       10.325606         12.991090           622,984.2527
  01/01/2008    to  12/31/2008       12.991090          7.765170         1,211,766.1780
  01/01/2009    to  12/31/2009        7.765170         10.761189         1,674,581.9600
  01/01/2010    to  12/31/2010       10.761189         12.921756         2,973,538.8463
  01/01/2011    to  12/31/2011       12.921756         12.528496         3,990,672.8910
  01/01/2012    to  12/31/2012       12.528496         14.416084         3,718,858.9764
  01/01/2013    to  12/31/2013       14.416084         16.617317         3,266,386.7049
  01/01/2014    to  12/31/2014       16.617317         16.920561         3,249,730.5987
============   ==== ==========       =========         =========       ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       17.050226         17.030924         1,595,671.3353
  01/01/2006    to  12/31/2006       17.030924         18.294610         1,466,778.3619
  01/01/2007    to  12/31/2007       18.294610         19.181873         1,302,978.5887
  01/01/2008    to  12/31/2008       19.181873         15.364880         1,037,379.8359
  01/01/2009    to  12/31/2009       15.364880         20.681522         1,678,515.3600
  01/01/2010    to  12/31/2010       20.681522         22.992317         2,010,954.2270
  01/01/2011    to  12/31/2011       22.992317         23.637185         1,863,668.7506
  01/01/2012    to  12/31/2012       23.637185         26.271639         1,745,261.4744
  01/01/2013    to  12/31/2013       26.271639         27.917604         1,586,715.8781
  01/01/2014    to  12/31/2014       27.917604         28.801230         1,341,892.8943
============   ==== ==========       =========         =========         ==============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997808         10.208891           495,132.3612
  01/01/2011    to  12/31/2011       10.208891         10.248932         1,072,300.5345
  01/01/2012    to  12/31/2012       10.248932         10.824756         1,087,625.6112
  01/01/2013    to  12/31/2013       10.824756         11.061605         1,544,861.7281
  01/01/2014    to  12/31/2014       11.061605         10.966157         1,250,127.6100
============   ==== ==========       =========         =========         ==============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987809          9.753794           868,225.8633
  01/01/2012    to  12/31/2012        9.753794         10.020301         1,083,662.6869
  01/01/2013    to  12/31/2013       10.020301          9.975715         5,086,873.3192
  01/01/2014    to  12/31/2014        9.975715          9.921220         6,552,046.6746
============   ==== ==========       =========         =========         ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998247         10.882555           289,128.8500
  01/01/2010    to  12/31/2010       10.882555         12.160270         1,063,278.3840
  01/01/2011    to  12/31/2011       12.160270         11.928070         1,542,588.9573
  01/01/2012    to  12/31/2012       11.928070         13.414839         1,522,333.8188
  01/01/2013    to  12/31/2013       13.414839         13.338870         1,340,668.6001
  01/01/2014    to  12/31/2014       13.338870         13.276865         1,163,178.9669
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.688161         11.610860         4,857,481.2103
  01/01/2006    to  12/31/2006       11.610860         12.986595         5,610,358.3490
  01/01/2007    to  12/31/2007       12.986595         13.148279         5,214,355.1551
  01/01/2008    to  12/31/2008       13.148279          7.658055         4,129,760.7382
  01/01/2009    to  12/31/2009        7.658055          9.996887         5,367,293.6900
  01/01/2010    to  12/31/2010        9.996887         11.461735         7,662,326.9329
  01/01/2011    to  12/31/2011       11.461735         10.628642         9,618,231.1485
  01/01/2012    to  12/31/2012       10.628642         12.210162         9,040,874.2992
  01/01/2013    to  12/31/2013       12.210162         15.562098         8,861,478.4171
  01/01/2014    to  12/31/2014       15.562098         16.094408         8,344,972.8351
============   ==== ==========       =========         =========       ================
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.981038         10.430094       111,084,541.1753
  01/01/2013    to  12/31/2013       10.430094         11.738718       134,685,884.7420
  01/01/2014    to  12/31/2014       11.738718         12.667006       141,062,009.8759
============   ==== ==========       =========         =========       ================
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.786819         11.263869         3,138,664.1274
  01/01/2014    to  12/31/2014       11.263869         12.111669         6,619,826.4728
============   ==== ==========       =========         =========       ================
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.245205         16.189772         2,354,156.4426
  01/01/2006    to  12/31/2006       16.189772         18.025638         2,231,719.0979
  01/01/2007    to  12/31/2007       18.025638         17.202074         1,880,358.2010
  01/01/2008    to  12/31/2008       17.202074         11.879737         1,939,024.0235
  01/01/2009    to  12/31/2009       11.879737         14.783574         2,926,441.4200
  01/01/2010    to  12/31/2010       14.783574         17.443958         3,671,335.6588
  01/01/2011    to  12/31/2011       17.443958         15.625128         4,290,093.6225
  01/01/2012    to  12/31/2012       15.625128         18.141552         3,255,746.6465
  01/01/2013    to  12/31/2013       18.141552         23.646737         2,913,109.9352
  01/01/2014    to  12/31/2014       23.646737         23.670588         2,556,608.5596
============   ==== ==========       =========         =========       ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988685         10.464459           53,584.9524
  01/01/2007    to  12/31/2007       10.464459         14.068459          419,820.3816
  01/01/2008    to  12/31/2008       14.068459          6.156400        1,093,775.7477
  01/01/2009    to  12/31/2009        6.156400         10.236000        3,411,716.9900
  01/01/2010    to  12/31/2010       10.236000         12.456715        6,735,950.9509
  01/01/2011    to  12/31/2011       12.456715          9.966333        8,359,257.3766
  01/01/2012    to  12/31/2012        9.966333         11.660563        7,916,048.0421
  01/01/2013    to  12/31/2013       11.660563         10.903862        8,915,079.5966
  01/01/2014    to  12/31/2014       10.903862         10.031008        9,634,324.8379
============   ==== ==========       =========         =========       ===============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.107466         12.726894        1,807,986.9167
  01/01/2006    to  12/31/2006       12.726894         15.852659        1,829,948.0262
  01/01/2007    to  12/31/2007       15.852659         17.673078        1,966,501.5199
  01/01/2008    to  12/31/2008       17.673078         10.023606        2,235,955.6138
  01/01/2009    to  12/31/2009       10.023606         12.978336        2,505,048.0600
  01/01/2010    to  12/31/2010       12.978336         14.229112        2,745,255.7489
  01/01/2011    to  12/31/2011       14.229112         12.503286        3,047,612.0746
  01/01/2012    to  12/31/2012       12.503286         14.359545        2,858,859.2081
  01/01/2013    to  12/31/2013       14.359545         16.853046        2,531,598.9555
  01/01/2014    to  12/31/2014       16.853046         15.432901        2,475,053.5685
============   ==== ==========       =========         =========       ===============
 PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999781          1.034159        1,080,901.1083
============   ==== ==========       =========         =========       ===============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.180310         11.155964        2,719,309.5870
  01/01/2006    to  12/31/2006       11.155964         11.021843        2,435,843.7556
  01/01/2007    to  12/31/2007       11.021843         12.017125        1,899,164.0350
  01/01/2008    to  12/31/2008       12.017125         11.011145        2,721,333.6837
  01/01/2009    to  12/31/2009       11.011145         12.792237        7,522,791.9800
  01/01/2010    to  12/31/2010       12.792237         13.566288       13,473,053.6521
  01/01/2011    to  12/31/2011       13.566288         14.839021       17,898,718.0379
  01/01/2012    to  12/31/2012       14.839021         15.935720       18,431,961.4059
  01/01/2013    to  12/31/2013       15.935720         14.228159       16,713,454.6149
  01/01/2014    to  12/31/2014       14.228159         14.407427       14,504,602.9643
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.001776         12.077274         3,038,488.6760
  01/01/2006    to  12/31/2006       12.077274         12.423077         3,023,933.0412
  01/01/2007    to  12/31/2007       12.423077         13.149610         2,906,835.3509
  01/01/2008    to  12/31/2008       13.149610         12.993376         4,294,056.1981
  01/01/2009    to  12/31/2009       12.993376         15.092548        14,986,739.7700
  01/01/2010    to  12/31/2010       15.092548         16.066604        29,094,199.3777
  01/01/2011    to  12/31/2011       16.066604         16.313447        39,787,271.9600
  01/01/2012    to  12/31/2012       16.313447         17.541477        36,029,296.4639
  01/01/2013    to  12/31/2013       17.541477         16.932391        34,196,415.6559
  01/01/2014    to  12/31/2014       16.932391         17.362147        29,595,026.7050
============   ==== ==========       =========         =========        ===============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.995244         15.910675            50,492.4300
  01/01/2010    to  12/31/2010       15.910675         18.152803           183,053.7148
  01/01/2011    to  12/31/2011       18.152803         16.994843           385,799.7252
  01/01/2012    to  12/31/2012       16.994843         18.459187           317,678.7706
  01/01/2013    to  12/31/2013       18.459187         24.109085           301,646.3134
  01/01/2014    to  12/31/2014       24.109085         26.320086           275,691.3311
============   ==== ==========       =========         =========        ===============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.776604         12.353553           406,554.8609
  01/01/2011    to  12/31/2011       12.353553         12.578305         1,340,368.7356
  01/01/2012    to  12/31/2012       12.578305         13.795504         1,519,530.9219
  01/01/2013    to  12/31/2013       13.795504         13.768082         1,584,453.9428
  01/01/2014    to  12/31/2014       13.768082         14.151507         1,528,006.8844
============   ==== ==========       =========         =========        ===============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.750877         10.902463        23,200,456.1120
  01/01/2013    to  12/31/2013       10.902463         10.244493        14,897,421.0951
  01/01/2014    to  12/31/2014       10.244493         10.843739        12,819,441.8684
============   ==== ==========       =========         =========        ===============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215538         10.738134         2,219,412.7490
  01/01/2014    to  12/31/2014       10.738134         11.480851         4,368,871.6091
============   ==== ==========       =========         =========        ===============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010712          1.066681        27,707,831.7718
  01/01/2013    to  12/31/2013        1.066681          1.155891        61,183,738.7605
  01/01/2014    to  12/31/2014        1.155891          1.225580        69,105,550.2235
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.353050          8.515568            98,932.6360
  01/01/2009    to  12/31/2009        8.515568         10.466056        11,919,749.4100
  01/01/2010    to  12/31/2010       10.466056         11.560613        33,736,854.2981
  01/01/2011    to  12/31/2011       11.560613         11.498218        42,532,323.8269
  01/01/2012    to  12/31/2012       11.498218         12.768225        42,261,072.3529
  01/01/2013    to  12/31/2013       12.768225         14.190487        38,304,344.3710
  01/01/2014    to  12/31/2014       14.190487         14.776889        34,696,919.8983
============   ==== ==========       =========         =========        ===============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.734168          7.807073            16,786.0010
  01/01/2009    to  12/31/2009        7.807073          9.918888         4,762,178.3700
  01/01/2010    to  12/31/2010        9.918888         11.143167         8,735,567.0991
  01/01/2011    to  12/31/2011       11.143167         10.733165        11,750,298.2309
  01/01/2012    to  12/31/2012       10.733165         12.149667        12,083,001.6628
  01/01/2013    to  12/31/2013       12.149667         14.117733        11,707,479.4091
  01/01/2014    to  12/31/2014       14.117733         14.640983        11,027,334.2642
============   ==== ==========       =========         =========        ===============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.506639         48.340494           875,692.7205
  01/01/2006    to  12/31/2006       48.340494         56.036499           825,836.3000
  01/01/2007    to  12/31/2007       56.036499         57.194436           687,293.7928
  01/01/2008    to  12/31/2008       57.194436         35.835219           624,951.0074
  01/01/2009    to  12/31/2009       35.835219         41.752965           846,954.6800
  01/01/2010    to  12/31/2010       41.752965         48.083757         1,017,175.9859
  01/01/2011    to  12/31/2011       48.083757         45.424321         1,197,196.4639
  01/01/2012    to  12/31/2012       45.424321         52.736011         1,129,521.2294
  01/01/2013    to  12/31/2013       52.736011         69.428476         1,125,758.7403
  01/01/2014    to  12/31/2014       69.428476         77.400632         1,243,644.7347
============   ==== ==========       =========         =========        ===============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.063095          7.968063         3,226,775.5262
  01/01/2006    to  12/31/2006        7.968063          8.325305         2,929,627.8671
  01/01/2007    to  12/31/2007        8.325305          9.637446         2,549,587.6620
  01/01/2008    to  12/31/2008        9.637446          5.714148         3,124,329.5043
  01/01/2009    to  12/31/2009        5.714148          8.180563         6,167,310.0000
  01/01/2010    to  12/31/2010        8.180563         10.279530        10,323,917.6858
  01/01/2011    to  12/31/2011       10.279530          9.950007        12,077,166.7716
  01/01/2012    to  12/31/2012        9.950007         11.131006        11,953,950.7466
  01/01/2013    to  12/31/2013       11.131006         14.961377        11,316,125.2900
  01/01/2014    to  12/31/2014       14.961377         16.604830         9,082,457.5008
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        9.064514          9.933979         9,510,032.0686
  01/01/2014    to  12/31/2014        9.933979          9.449439         8,627,497.5064
============   ==== ==========       =========         =========        ===============
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088243          6.046592         2,440,955.2194
  01/01/2009    to  12/31/2009        6.046592          8.483058         7,312,566.2600
  01/01/2010    to  12/31/2010        8.483058          8.923930        12,579,534.7041
  01/01/2011    to  12/31/2011        8.923930          7.527931        13,399,214.1243
  01/01/2012    to  12/31/2012        7.527931          8.699940        11,646,718.6266
  01/01/2013    to  04/26/2013        8.699940          9.017323                 0.0000
============   ==== ==========       =========         =========        ===============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/01/2009    to  12/31/2009       14.105861         14.593884           499,157.7100
  01/01/2010    to  12/31/2010       14.593884         15.173825         1,739,555.0592
  01/01/2011    to  12/31/2011       15.173825         16.001403         2,687,683.1733
  01/01/2012    to  12/31/2012       16.001403         16.310287         2,802,228.6208
  01/01/2013    to  12/31/2013       16.310287         15.638812         3,077,976.0919
  01/01/2014    to  12/31/2014       15.638812         16.230879         3,844,597.0619
============   ==== ==========       =========         =========        ===============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.882395          9.973297           873,328.6232
  01/01/2006    to  12/31/2006        9.973297         10.262131         1,545,415.7707
  01/01/2007    to  12/31/2007       10.262131         10.584553         2,258,367.4506
  01/01/2008    to  12/31/2008       10.584553         10.686830         9,590,458.4793
  01/01/2009    to  12/31/2009       10.686830         10.543830        12,196,487.2100
  01/01/2010    to  12/31/2010       10.543830         10.376466         9,926,608.1447
  01/01/2011    to  12/31/2011       10.376466         10.212206        11,072,969.3254
  01/01/2012    to  12/31/2012       10.212206         10.049225        10,719,660.9757
  01/01/2013    to  12/31/2013       10.049225          9.889713         8,363,158.2263
  01/01/2014    to  12/31/2014        9.889713          9.732732         7,075,066.4450
============   ==== ==========       =========         =========        ===============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.876098          9.882570            11,481.6174
============   ==== ==========       =========         =========        ===============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.753325         17.563771         1,128,313.9244
  01/01/2014    to  12/31/2014       17.563771         19.164892           965,133.5507
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.100137         12.165185         293,148.3736
  01/01/2006    to  12/31/2006       12.165185         12.699575         336,234.7032
  01/01/2007    to  12/31/2007       12.699575         15.514806         361,492.4837
  01/01/2008    to  12/31/2008       15.514806          7.893597         552,880.8921
  01/01/2009    to  12/31/2009        7.893597         11.432244         805,080.0500
  01/01/2010    to  12/31/2010       11.432244         14.307007       1,377,992.4963
  01/01/2011    to  12/31/2011       14.307007         13.029205       1,546,545.7423
  01/01/2012    to  12/31/2012       13.029205         13.593123       1,453,352.4889
  01/01/2013    to  04/26/2013       13.593123         14.658279               0.0000
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.423423         11.647141       1,867,674.4854
  01/01/2006    to  12/31/2006       11.647141         11.752059       1,598,928.2343
  01/01/2007    to  12/31/2007       11.752059         12.881603       1,335,445.2040
  01/01/2008    to  12/31/2008       12.881603          8.043615       1,492,188.4096
  01/01/2009    to  12/31/2009        8.043615         11.047751       3,164,614.9000
  01/01/2010    to  12/31/2010       11.047751         12.102568       4,565,387.5956
  01/01/2011    to  12/31/2011       12.102568         11.937269       4,566,938.2004
  01/01/2012    to  12/31/2012       11.937269         13.574315       6,670,324.1565
  01/01/2013    to  12/31/2013       13.574315         18.265927       5,887,204.3642
  01/01/2014    to  12/31/2014       18.265927         19.547699       4,674,978.0451
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
  CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564926          9.980526          65,755.4655
  01/01/2008    to  12/31/2008        9.980526          5.715558       1,072,022.9919
  01/01/2009    to  12/31/2009        5.715558          6.932672       1,672,412.1400
  01/01/2010    to  12/31/2010        6.932672          7.872314       1,881,270.2096
  01/01/2011    to  12/31/2011        7.872314          7.450121       2,575,409.6215
  01/01/2012    to  12/31/2012        7.450121          8.260356       3,798,093.6793
  01/01/2013    to  04/26/2013        8.260356          8.871479               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.294891          8.548447         3,826,221.0031
  01/01/2006    to  12/31/2006        8.548447          9.053858         3,499,074.4298
  01/01/2007    to  12/31/2007        9.053858         10.182457         3,069,571.3003
  01/01/2008    to  12/31/2008       10.182457          5.416942         2,293,401.7597
  01/01/2009    to  12/31/2009        5.416942          7.660736         1,915,241.2800
  01/01/2010    to  12/31/2010        7.660736          8.247628         1,610,111.5628
  01/01/2011    to  12/31/2011        8.247628          8.004920         1,408,321.2504
  01/01/2012    to  04/27/2012        8.004920          8.999645                 0.0000
============   ==== ==========       =========         =========        ===============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       15.004883         16.200945         2,750,244.1670
  01/01/2006    to  12/31/2006       16.200945         17.885460         2,369,637.0846
  01/01/2007    to  12/31/2007       17.885460         16.354800         1,940,218.0363
  01/01/2008    to  12/31/2008       16.354800          8.669445         1,735,673.2684
  01/01/2009    to  12/31/2009        8.669445         12.046789         1,959,100.5900
  01/01/2010    to  12/31/2010       12.046789         13.605577         2,246,307.1412
  01/01/2011    to  12/31/2011       13.605577         14.259132         2,405,677.2515
  01/01/2012    to  12/31/2012       14.259132         15.656726         2,314,695.9080
  01/01/2013    to  12/31/2013       15.656726         21.033729         2,794,132.8258
  01/01/2014    to  12/31/2014       21.033729         21.046356         2,130,399.7224
============   ==== ==========       =========         =========        ===============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065149         10.132460             1,167.0148
  01/01/2009    to  12/31/2009       10.132460         14.231178           231,419.3700
  01/01/2010    to  12/31/2010       14.231178         17.169192           478,689.6068
  01/01/2011    to  12/31/2011       17.169192         14.150930         1,136,729.2276
  01/01/2012    to  12/31/2012       14.150930         16.418403         1,172,477.7883
  01/01/2013    to  12/31/2013       16.418403         20.617768         1,151,395.6683
  01/01/2014    to  12/31/2014       20.617768         18.932119           850,541.1725
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.698319         13.950796           563,826.5391
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.292191         14.672253        86,939,295.6594
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.108289         10.393947         2,935,310.4845
  01/01/2006    to  12/31/2006       10.393947         11.111755         4,548,182.9858
  01/01/2007    to  12/31/2007       11.111755         11.581702         7,231,351.4590
  01/01/2008    to  12/31/2008       11.581702          9.043675        19,268,037.2704
  01/01/2009    to  12/31/2009        9.043675         10.938981        35,822,703.2600
  01/01/2010    to  12/31/2010       10.938981         11.939096        46,766,483.9356
  01/01/2011    to  12/31/2011       11.939096         11.958591        56,953,473.0193
  01/01/2012    to  12/31/2012       11.958591         13.051863        53,249,354.7597
  01/01/2013    to  12/31/2013       13.051863         14.010940        39,451,198.0410
  01/01/2014    to  04/25/2014       14.010940         14.117312                 0.0000
============   ==== ==========       =========         =========       ================
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.228501         10.651728        10,058,106.7237
  01/01/2006    to  12/31/2006       10.651728         11.555753        13,066,337.6290
  01/01/2007    to  12/31/2007       11.555753         12.077188        19,734,603.0544
  01/01/2008    to  12/31/2008       12.077188          8.744835        27,982,563.7049
  01/01/2009    to  12/31/2009        8.744835         10.851048        47,102,088.9500
  01/01/2010    to  12/31/2010       10.851048         12.003012        66,591,166.6119
  01/01/2011    to  12/31/2011       12.003012         11.799088        73,833,971.7341
  01/01/2012    to  12/31/2012       11.799088         13.049943        71,932,469.4054
  01/01/2013    to  12/31/2013       13.049943         14.669803        64,934,171.0887
  01/01/2014    to  04/25/2014       14.669803         14.725478                 0.0000
============   ==== ==========       =========         =========       ================
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.697744         15.202924       133,627,757.7120
============   ==== ==========       =========         =========       ================
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.392155         10.956056        30,186,428.2710
  01/01/2006    to  12/31/2006       10.956056         12.074147        43,447,230.0738
  01/01/2007    to  12/31/2007       12.074147         12.461603        67,343,957.6470
  01/01/2008    to  12/31/2008       12.461603          8.346747        76,163,770.5593
  01/01/2009    to  12/31/2009        8.346747         10.541860       104,502,888.2200
  01/01/2010    to  12/31/2010       10.541860         11.784043       142,603,503.4518
  01/01/2011    to  12/31/2011       11.784043         11.399904       160,650,833.8996
  01/01/2012    to  12/31/2012       11.399904         12.780853       149,086,615.8459
  01/01/2013    to  12/31/2013       12.780853         15.020517       141,895,606.9303
  01/01/2014    to  04/25/2014       15.020517         15.032150                 0.0000
============   ==== ==========       =========         =========       ================
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.671265         15.263092       103,734,367.4549
============   ==== ==========       =========         =========       ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                           NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT            UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD           END OF PERIOD
                                 ---------------   ---------------   --------------------
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
  TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998247          7.023948         10,072,337.1142
  01/01/2009    to  12/31/2009        7.023948          8.886076         18,536,405.3600
  01/01/2010    to  12/31/2010        8.886076          9.623600         22,821,942.0395
  01/01/2011    to  12/31/2011        9.623600          9.304422         25,060,696.5737
  01/01/2012    to  12/31/2012        9.304422         10.632302         23,409,036.2325
  01/01/2013    to  04/26/2013       10.632302         11.438970                  0.0000
============   ==== ==========       =========         =========        ================
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.603065         11.387414         24,770,672.1374
  01/01/2006    to  12/31/2006       11.387414         12.730735         45,558,303.6147
  01/01/2007    to  12/31/2007       12.730735         13.116699         85,796,010.9168
  01/01/2008    to  12/31/2008       13.116699          8.019935         97,593,566.0090
  01/01/2009    to  12/31/2009        8.019935         10.268189        106,147,288.4600
  01/01/2010    to  12/31/2010       10.268189         11.670563        104,273,060.4370
  01/01/2011    to  12/31/2011       11.670563         11.040799         99,394,776.5685
  01/01/2012    to  12/31/2012       11.040799         12.572620         90,779,048.8981
  01/01/2013    to  12/31/2013       12.572620         15.579528        107,374,592.6942
  01/01/2014    to  04/25/2014       15.579528         15.506799                  0.0000
============   ==== ==========       =========         =========        ================
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.886608         13.552069            118,539.4600
  01/01/2010    to  12/31/2010       13.552069         16.793842            648,611.1273
  01/01/2011    to  12/31/2011       16.793842         16.157675          1,005,271.2800
  01/01/2012    to  12/31/2012       16.157675         18.645282          1,021,895.6564
  01/01/2013    to  12/31/2013       18.645282         24.359398          1,172,069.4897
  01/01/2014    to  12/31/2014       24.359398         26.181194            981,736.8184
============   ==== ==========       =========         =========        ================
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.293696         11.601301          1,606,617.9355
  01/01/2006    to  12/31/2006       11.601301         13.151553          1,649,866.5458
  01/01/2007    to  12/31/2007       13.151553         13.585501          1,540,115.1384
  01/01/2008    to  12/31/2008       13.585501          8.387811          1,498,296.4440
  01/01/2009    to  12/31/2009        8.387811         10.394336          2,681,610.7900
  01/01/2010    to  12/31/2010       10.394336         11.711724          3,718,434.0546
  01/01/2011    to  12/31/2011       11.711724         11.714693          4,680,539.4312
  01/01/2012    to  12/31/2012       11.714693         13.306407          8,182,353.3578
  01/01/2013    to  12/31/2013       13.306407         17.246284          7,730,082.8252
  01/01/2014    to  12/31/2014       17.246284         19.195741          8,396,768.1396
============   ==== ==========       =========         =========        ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.346666         21.408098         2,750,496.3248
  01/01/2014    to  12/31/2014       21.408098         23.293524         2,346,845.1678
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998247          6.591041           576,029.6152
  01/01/2009    to  12/31/2009        6.591041          8.100526         2,256,920.6800
  01/01/2010    to  12/31/2010        8.100526          8.850782         4,271,011.2483
  01/01/2011    to  12/31/2011        8.850782          8.662946         5,654,915.2939
  01/01/2012    to  12/31/2012        8.662946          9.711073         5,308,782.0653
  01/01/2013    to  04/26/2013        9.711073         10.630851                 0.0000
============   ==== ==========       =========         =========         ==============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.036620         11.629649           276,122.5100
  01/01/2010    to  12/31/2010       11.629649         12.333790           972,025.6581
  01/01/2011    to  12/31/2011       12.333790         10.602515         1,394,394.5687
  01/01/2012    to  12/31/2012       10.602515         12.305116         1,425,138.7966
  01/01/2013    to  12/31/2013       12.305116         14.705830         2,182,028.8368
  01/01/2014    to  12/31/2014       14.705830         13.556208         1,719,591.8556
============   ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.128842         20.114182         1,598,041.2487
  01/01/2014    to  12/31/2014       20.114182         19.735424         1,307,671.8845
============   ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.479490         14.335217           813,220.6268
  01/01/2006    to  12/31/2006       14.335217         16.178696           819,311.7711
  01/01/2007    to  12/31/2007       16.178696         15.488996           731,259.6258
  01/01/2008    to  12/31/2008       15.488996          9.404391           688,121.5350
  01/01/2009    to  12/31/2009        9.404391         12.657453           913,996.5400
  01/01/2010    to  12/31/2010       12.657453         15.304151         1,447,375.1300
  01/01/2011    to  12/31/2011       15.304151         14.267044         1,716,422.4719
  01/01/2012    to  12/31/2012       14.267044         14.781499         2,548,685.0174
  01/01/2013    to  04/26/2013       14.781499         16.017029                 0.0000
============   ==== ==========       =========         =========         ==============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.201841         13.769524           164,469.9500
  01/01/2010    to  12/31/2010       13.769524         17.148383           550,320.6355
  01/01/2011    to  12/31/2011       17.148383         16.146327           855,334.9536
  01/01/2012    to  12/31/2012       16.146327         18.422276         1,685,213.0089
  01/01/2013    to  12/31/2013       18.422276         25.041316         2,002,572.9835
  01/01/2014    to  12/31/2014       25.041316         25.809501         1,920,436.8017
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.976332          8.797002         5,140,758.0265
  01/01/2014    to  12/31/2014        8.797002          9.421466         4,326,766.9005
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.308243          4.707124           549,214.3039
  01/01/2006    to  12/31/2006        4.707124          4.880283           633,109.7859
  01/01/2007    to  12/31/2007        4.880283          6.316355           801,365.8620
  01/01/2008    to  12/31/2008        6.316355          3.452721         1,074,044.6803
  01/01/2009    to  12/31/2009        3.452721          5.401862         2,204,224.7400
  01/01/2010    to  12/31/2010        5.401862          6.788240         3,369,236.5374
  01/01/2011    to  12/31/2011        6.788240          6.019635         4,036,635.1840
  01/01/2012    to  12/31/2012        6.019635          6.641436         4,381,005.8468
  01/01/2013    to  04/26/2013        6.641436          6.940676                 0.0000
============   ==== ==========       =========         =========         ==============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.615690         14.752537           461,062.9700
  01/01/2010    to  12/31/2010       14.752537         18.732453         1,440,360.9844
  01/01/2011    to  12/31/2011       18.732453         15.361565         2,694,757.3476
  01/01/2012    to  12/31/2012       15.361565         15.506197         2,676,920.9657
  01/01/2013    to  12/31/2013       15.506197         16.901273         2,193,450.1679
  01/01/2014    to  12/31/2014       16.901273         13.501963         2,240,461.3041
============   ==== ==========       =========         =========         ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.474174         15.437838            13,876.1256
  01/01/2006    to  12/31/2006       15.437838         15.788248            72,840.1821
  01/01/2007    to  12/31/2007       15.788248         16.162956           196,667.5236
  01/01/2008    to  12/31/2008       16.162956         15.821074           609,677.7931
  01/01/2009    to  12/31/2009       15.821074         16.205260         1,245,877.9000
  01/01/2010    to  12/31/2010       16.205260         16.824014         2,141,454.3756
  01/01/2011    to  12/31/2011       16.824014         17.429548         2,728,177.3143
  01/01/2012    to  12/31/2012       17.429548         17.674177         2,663,283.4393
  01/01/2013    to  12/31/2013       17.674177         17.236178         2,471,433.1772
  01/01/2014    to  12/31/2014       17.236178         17.395157         2,042,554.2656
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.827056         12.819681         4,674,657.3509
  01/01/2006    to  12/31/2006       12.819681         14.434279         4,426,535.4299
  01/01/2007    to  12/31/2007       14.434279         14.833456         3,988,362.9892
  01/01/2008    to  12/31/2008       14.833456          8.837446         4,425,919.2422
  01/01/2009    to  12/31/2009        8.837446         11.465284         6,692,024.0200
  01/01/2010    to  12/31/2010       11.465284         12.616731         9,559,935.7794
  01/01/2011    to  12/31/2011       12.616731         11.897951        11,623,787.1092
  01/01/2012    to  12/31/2012       11.897951         13.195256         8,281,585.1884
  01/01/2013    to  12/31/2013       13.195256         17.339828         7,269,411.6600
  01/01/2014    to  12/31/2014       17.339828         18.847262         5,993,786.8385
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: American Funds (Reg. TM) International Portfolio (Class C) merged into Metropolitan Series Fund: Baillie Gifford
  International Stock Portfolio (Class B);


o Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
  B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);


o Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).


Effective as of April 28, 2014:


o Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and


o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST - GMIB MAX AND EDB MAX PORTFOLIOS (CLASS B)



Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife. The following Class B portfolios are available under the contract. If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios and the Investment Portfolio listed below under "Metropolitan Series Fund - GMIB Max and EDB Max Portfolio." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider and/or the EDB Max I rider.


AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO (formerly AllianceBernstein Global Dynamic Allocation Portfolio)



SUBADVISER: AllianceBernstein L.P.



INVESTMENT OBJECTIVE: The AB Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO


SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.


AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO


SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.


PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


METROPOLITAN SERIES FUND - GMIB MAX AND EDB MAX PORTFOLIO (CLASS G)



Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife, is the investment adviser to the portfolios. The following Class G portfolio is available under the contract. If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among this Investment Portfolio and the Investment Portfolios listed above under "Met Investors Series Trust -
GMIB Max and EDB Max Portfolios." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") This Investment Portfolio is also available for investment if you do not elect the GMIB Max I rider and/or the EDB Max I rider.



BARCLAYS AGGREGATE BOND INDEX PORTFOLIO


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B or, as noted, Class C or Class E portfolios are available under the contract:


AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC


INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


INVESCO COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.



INVESCO MID CAP VALUE PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.



INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

JPMORGAN CORE BOND PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Core Bond Portfolio seeks to maximize total return.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")



METLIFE SMALL CAP VALUE PORTFOLIO (formerly Third Avenue Small Cap Value Portfolio)


SUBADVISERS: Delaware Investments Fund Advisers; Wells Capital Management Incorporated (formerly Third Avenue Management LLC)


INVESTMENT OBJECTIVE: The MetLife Small Cap Value Portfolio seeks long-term capital appreciation.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.

METROPOLITAN SERIES FUND



In addition to the Metropolitan Series Fund portfolio listed above, the following portfolios are available under the contract:


BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Baillie Gifford Overseas Limited


INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


FRONTIER MID CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Frontier Capital Management Company, LLC


INVESTMENT OBJECTIVE: The Frontier Mid Cap Growth Portfolio seeks maximum capital appreciation.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


MSCI EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MSCI EAFE (Reg. TM) Index Portfolio seeks to track the performance of the MSCI EAFE (Reg. TM) Index.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.


RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to track the performance of the Russell 2000 (Reg. TM) Index.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E)


SUBADVISER: Wellington Management Company LLP



INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS


In addition to the Met Investors Series Trust portfolios listed above, the following portfolios managed by MetLife Advisers, LLC are available under the contract:


AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.



METLIFE ASSET ALLOCATION 100 PORTFOLIO (CLASS B)



INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.



SSGA GROWTH AND INCOME ETF PORTFOLIO (CLASS B)


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO (CLASS B)


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth ETF Portfolio seeks growth of capital.

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE ASSET ALLOCATION 20 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples use the annual increase rate for the GMIB Plus III rider, 5%. If a contract was issued with the GMIB Max I rider, or if a contract was issued with certain versions of the GMIB Plus II or GMIB Plus I riders, the annual increase rate is 6% instead of 5%. See "Living Benefits - Guaranteed Income Benefits.") Example (7) shows how required minimum distributions affect the Income Base when the GMIB Plus III is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).



The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial

     Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]






(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus III rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's

     81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus III rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $717.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus III may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS III


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus III rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB Plus III allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]






    * Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS III


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;

   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus III remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus III rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES - GMIB PLUS III


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the GMIB Plus III rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


   (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:



   (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


   (2a)  if the contract Owner enrolls only in the Automated Required Minimum
                                       ----
         Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


   (2b)  if the contract Owner enrolls in both the Systematic Withdrawal
                                          ----
          Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.



Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (1) is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)

  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200):
      $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


  Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 -
      $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


  No Withdrawals
  --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through L are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.



A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
 $5,000        $5,000    $100,000      $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial

Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.



(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups (No
Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and did not take any withdrawals before the Contract Year in which he or she attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


C. For Contracts Issued Before July 13, 2009 - Lifetime Withdrawal Guarantee II - Compounding Income Amount


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(The Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount
                                                 --
and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth
                                                 -----
contract anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



D. For Contracts Issued Before July 13, 2009 - Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual

     Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000
     - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


H. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

I.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    100,000    $105,000
 1     7,350        7,350     85,000      97,650
 2     7,350        7,350     68,000      90,300
 3     7,350        7,350     50,000      82,950
 4     7,350        7,350     42,650      75,600
 5     7,350        7,350     35,300      68,250
 6     7,350        7,350     27,950      60,900
 7     7,350        7,350     20,600      53,550
 8     7,350        7,350     13,250      46,200
 9     7,350        7,350      5,900      38,850
10     7,350        7,350          0      31,500
11     7,350        7,350          0      24,150
12     7,350        7,350          0      16,800
13     7,350        7,350          0       9,450
14     7,350        7,350          0       2,100
15     2,100        2,100          0           0
16
17
18

     2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0   $100,000    $105,000
 1     7,350         7,350     85,000      97,650
 2     7,350         7,350     68,000      90,300
 3     7,350         7,350     50,000      82,950
 4     7,350        10,000     40,000      40,000
 5     2,800         2,800     37,200      37,200
 6     2,800         2,800     34,400      34,400
 7     2,800         2,800     31,600      31,600
 8     2,800         2,800     28,800      28,800
 9     2,800         2,800     26,000      26,000
10     2,800         2,800     23,200      23,200
11     2,800         2,800     20,400      20,400
12     2,800         2,800     17,600      17,600
13     2,800         2,800     14,800      14,800
14     2,800         2,800     12,000      12,000
15     2,800         2,800      9,200       9,200
16     2,800         2,800      6,400       6,400
17     2,800         2,800      3,600       3,600
18     2,800         2,800        800         800



J.   Enhanced GWB - How the Optional Reset Works (may be elected prior to age
     86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



K. Enhanced GWB - How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

L. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account      Benefit
Payment   Withdrawals   Value        Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit riders. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2015              $100,000
   B    Account Value                                  9/1/2016              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2017              $  9,000
   G    Percentage Reduction in Account                9/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2017              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2015              $100,000
   B    Account Value                                       9/1/2016              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2016           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2017              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2017              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2017              $  9,000
   G    Percentage Reduction in Account                     9/2/2017                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2017              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2017           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2017              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2015             $100,000
    B    Account Value                           9/1/2016 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2016             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2016             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2016          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2017 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2017             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2017          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2017             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2017             $  9,000
    G    Percentage Reduction in Account                 9/2/2017                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2017             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2017          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2017          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2017             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit. (These examples use the annual increase rate for the Enhanced Death Benefit II rider, 5%. If a contract was issued with the EDB Max I rider or certain versions of the Enhanced Death Benefit I rider, the annual increase rate is 6% instead of 5%. See "Death Benefit - Optional Death Benefit - EDB Max I" and "Death Benefit - Description of Enhanced Death Benefit I.") Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------



   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).



   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------



   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


 (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.

The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.

(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES - ENHANCED DEATH BENEFIT II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:



 (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


(2a) if the contract Owner enrolls only in the Automated Required Minimum
                                   ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                      ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.



Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (1) is equal to $7,200 divided by $100,000, or 7.2%.


     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
         Program
         -------


If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
          Program
          -------


If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------


Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


     (iv) No Withdrawals
          --------------


If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                         METLIFE INSURANCE COMPANY USA


                                   SERIES L


                               SERIES L - 4 YEAR
            (OFFERED BETWEEN NOVEMBER 22, 2004 AND OCTOBER 7, 2011)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED MAY 1, 2015, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS THAT ARE DESCRIBED HEREIN.



THE PROSPECTUSES CONCISELY SET FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2015.


SAI-0515USAL

TABLE OF CONTENTS                          PAGE



COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM..................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
     Reduction or Elimination of the
       Withdrawal Charge................     5
CALCULATION OF PERFORMANCE INFORMATION..     5
     Total Return.......................     5
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     8
LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS..........................     8
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     8
CONDENSED FINANCIAL INFORMATION.........    11
     Series L...........................    11
     Series L - 4 Year..................   119
FINANCIAL STATEMENTS....................   191

COMPANY


MetLife USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Effective following the close of business on November 14, 2014, MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA ("MetLife USA"). Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of the merger, MetLife USA assumed legal ownership of all of the assets of these companies, including MetLife Investors USA Separate Account A and the assets held in the separate account. MetLife USA is now responsible for administering the contracts and paying any benefits due under the contracts.





INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph regarding the renaming of the Company, its mergers with entities under common control, and the retrospective adjustment of the consolidated financial statements for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests as described in Note 3). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.




CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the

Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2014             $463,545,565             $0
2013             $456,083,088             $0
2012             $689,121,186             $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2014 ranged from $80 to $10,765,657.* The amount of commissions paid to selected selling firms during 2014 ranged from $0 to $45,412,894. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2014 ranged from $17 to $46,626,452.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Metropolitan Life Insurance Company, First MetLife Investors Insurance Company, MetLife Investors Insurance Company, and MetLife Investors USA Insurance Company. (On November 14, 2014, following the close of business MetLife Investors Insurance Company and MetLife Investors USA Insurance Company merged into MetLife USA.)


The following list sets forth the names of selling firms that received additional compensation in 2014 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


AIG Advisory Group, Inc.


Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.

Capital Investments Group, Inc.

Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Equity Services, Inc.
Essex National Securities, Inc.
First Allied Securities, Inc.
Founders Financial Securities, LLC
H. D. Vest Investment Services, Inc.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.

LPL Financial LLC

Merrill Lynch, Inc.

Morgan Stanley Smith Barney, LLC

National Planning Corporation
NEXT Financial Group

NFP Securities, Inc.
PFS Investments Inc.

ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.

RBC Wealth Management

Sammons Securities Company, LLC
Santander Securities, LLC.
Securities America, Inc.
Sigma Financial Corporation
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated

TFS Securities, Inc.

Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.

U.S. Bancorp Investments, Inc.
ValMark Securities, Inc.

Voya Financial Partners, LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors, LLC



There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000

  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.





LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.





ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.

QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000


(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000



(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000


(4)   SEP/401(A): (employer contributions only)


(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000



(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000

Dollar limits are for 2015 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $53,000 or 25% of an employee's compensation for 2015.



FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



SERIES L





                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.188418        10.515091        2,489,516.7994
  01/01/2013    to  12/31/2013       10.515091        11.490127        2,751,214.2791
  01/01/2014    to  12/31/2014       11.490127        12.126533        2,652,237.2940
============   ==== ==========       =========        =========       ===============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996809         1.038256                0.0000
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008137         6.997179          562,224.3925
  01/01/2009    to  12/31/2009        6.997179         8.896655       10,293,389.5600
  01/01/2010    to  12/31/2010        8.896655         9.810440       21,471,380.9199
  01/01/2011    to  12/31/2011        9.810440         9.440218       26,028,931.6701
  01/01/2012    to  12/31/2012        9.440218        10.535816       25,190,679.4745
  01/01/2013    to  12/31/2013       10.535816        12.277863       23,450,874.0153
  01/01/2014    to  12/31/2014       12.277863        12.801090       22,135,010.7886
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998137         6.346661          787,228.8117
  01/01/2009    to  12/31/2009        6.346661         8.363656        6,756,610.9300
  01/01/2010    to  12/31/2010        8.363656         9.331438        8,466,800.2600
  01/01/2011    to  12/31/2011        9.331438         8.740243        9,086,139.9113
  01/01/2012    to  12/31/2012        8.740243         9.980552        8,399,828.4562
  01/01/2013    to  12/31/2013        9.980552        12.276064        7,971,794.9904
  01/01/2014    to  12/31/2014       12.276064        12.840078        7,538,994.7458
============   ==== ==========       =========        =========       ===============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988138         5.747760          76,251.1070
  01/01/2009    to  12/31/2009        5.747760         7.848451       2,247,245.6800
  01/01/2010    to  12/31/2010        7.848451         9.130326       4,575,031.9824
  01/01/2011    to  12/31/2011        9.130326         8.563666       5,749,368.9719
  01/01/2012    to  12/31/2012        8.563666         9.884458       5,235,848.3052
  01/01/2013    to  12/31/2013        9.884458        12.612403       4,582,059.9442
  01/01/2014    to  12/31/2014       12.612403        13.414557       4,173,638.0728
============   ==== ==========       =========        =========      ===============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018136         7.669513         287,311.4520
  01/01/2009    to  12/31/2009        7.669513         9.304391       6,368,690.6800
  01/01/2010    to  12/31/2010        9.304391        10.053851      13,041,607.9264
  01/01/2011    to  12/31/2011       10.053851         9.903644      16,009,772.8623
  01/01/2012    to  12/31/2012        9.903644        10.791138      15,017,982.1537
  01/01/2013    to  12/31/2013       10.791138        12.043688      13,996,886.5522
  01/01/2014    to  12/31/2014       12.043688        12.562312      13,317,268.1295
============   ==== ==========       =========        =========      ===============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.118844        11.501942       4,556,217.8581
  01/01/2013    to  12/31/2013       11.501942        10.924562       3,197,594.3274
  01/01/2014    to  12/31/2014       10.924562        11.169773       2,621,849.8180
============   ==== ==========       =========        =========      ===============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.944106        10.245474       5,682,504.0484
  01/01/2013    to  12/31/2013       10.245474        11.111140       5,859,501.0951
  01/01/2014    to  12/31/2014       11.111140        11.570088       5,587,177.4901
============   ==== ==========       =========        =========      ===============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.234987        12.120372             779.2060
  01/01/2009    to  12/31/2009       12.120372        17.474901         327,806.6500
  01/01/2010    to  12/31/2010       17.474901        19.890213         788,288.0125
  01/01/2011    to  12/31/2011       19.890213        20.014124       1,011,378.2234
  01/01/2012    to  12/31/2012       20.014124        22.929971       1,045,000.6954
  01/01/2013    to  12/31/2013       22.929971        24.647538         908,381.6148
  01/01/2014    to  12/31/2014       24.647538        25.030585         796,267.9938
============   ==== ==========       =========        =========      ===============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.807859        14.265628          77,242.9227
  01/01/2006    to  12/31/2006       14.265628        19.296995         198,483.4141
  01/01/2007    to  12/31/2007       19.296995        16.123181         358,293.5379
  01/01/2008    to  12/31/2008       16.123181         9.244955         799,582.5060
  01/01/2009    to  12/31/2009        9.244955        12.246189       1,255,240.5900
  01/01/2010    to  12/31/2010       12.246189        13.979123       1,913,320.3363
  01/01/2011    to  12/31/2011       13.979123        12.976144       2,243,867.8951
  01/01/2012    to  12/31/2012       12.976144        16.071691       2,261,717.4837
  01/01/2013    to  12/31/2013       16.071691        16.361006       2,273,129.2513
  01/01/2014    to  12/31/2014       16.361006        18.219333       2,128,236.0285
============   ==== ==========      ==========       ==========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.099050         7.927304         237,377.3482
  01/01/2006    to  12/31/2006        7.927304         7.658540         171,860.8499
  01/01/2007    to  12/31/2007        7.658540         7.699415         107,028.6124
  01/01/2008    to  12/31/2008        7.699415         4.613253         122,833.3600
  01/01/2009    to  12/31/2009        4.613253         6.030462         279,794.0100
  01/01/2010    to  12/31/2010        6.030462         7.339169         655,401.0311
  01/01/2011    to  12/31/2011        7.339169         7.450037       3,036,439.8021
  01/01/2012    to  12/31/2012        7.450037         8.679293       3,035,060.3099
  01/01/2013    to  12/31/2013        8.679293        12.424274       3,443,124.0501
  01/01/2014    to  12/31/2014       12.424274        14.522602       3,924,069.9543
============   ==== ==========      ==========       ==========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      138.959822       142.621142          14,720.8926
  01/01/2011    to  12/31/2011      142.621142       129.641895          38,054.5265
  01/01/2012    to  12/31/2012      129.641895       156.141071          44,005.2471
  01/01/2013    to  12/31/2013      156.141071       197.698607          42,000.2316
  01/01/2014    to  04/25/2014      197.698607       205.670490               0.0000
============   ==== ==========      ==========       ==========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246673        10.620284          17,989.9120
  01/01/2006    to  12/31/2006       10.620284        11.129074         470,424.0037
  01/01/2007    to  12/31/2007       11.129074        10.294222         457,518.5612
  01/01/2008    to  12/31/2008       10.294222         4.592839         537,216.0165
  01/01/2009    to  12/31/2009        4.592839         6.229921         892,532.8900
  01/01/2010    to  12/31/2010        6.229921         6.574211       1,455,151.7424
  01/01/2011    to  04/29/2011        6.574211         6.983591               0.0000
============   ==== ==========      ==========       ==========       ==============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.947733        13.219561          73,381.0720
  01/01/2006    to  12/31/2006       13.219561        15.036837          62,120.6295
  01/01/2007    to  12/31/2007       15.036837        15.239731          63,890.5835
  01/01/2008    to  12/31/2008       15.239731         9.577094          47,752.4070
  01/01/2009    to  12/31/2009        9.577094        12.457178          35,406.9600
  01/01/2010    to  12/31/2010       12.457178        15.215147         343,344.8741
  01/01/2011    to  12/31/2011       15.215147        14.017731         673,652.2553
  01/01/2012    to  12/31/2012       14.017731        16.276960         563,827.9629
  01/01/2013    to  12/31/2013       16.276960        21.227624         523,426.0364
  01/01/2014    to  12/31/2014       21.227624        23.630659         467,141.5680
============   ==== ==========       =========        =========       ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.836033        15.540154         242,686.3089
  01/01/2006    to  12/31/2006       15.540154        19.686725         190,611.7754
  01/01/2007    to  12/31/2007       19.686725        19.136582         155,662.4694
  01/01/2008    to  12/31/2008       19.136582        11.121298         146,998.4974
  01/01/2009    to  12/31/2009       11.121298        16.954259         656,508.6400
  01/01/2010    to  12/31/2010       16.954259        19.405629       1,403,930.1126
  01/01/2011    to  12/31/2011       19.405629        16.359204       1,954,195.2716
  01/01/2012    to  12/31/2012       16.359204        20.786563       1,834,068.0056
  01/01/2013    to  12/31/2013       20.786563        26.667256       1,633,723.6871
  01/01/2014    to  12/31/2014       26.667256        24.699703       1,603,617.5386
============   ==== ==========       =========        =========       ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010663         1.045831       5,948,317.9927
  01/01/2013    to  12/31/2013        1.045831         1.047337       5,882,305.5925
  01/01/2014    to  12/31/2014        1.047337         1.087147       6,937,073.6969
============   ==== ==========       =========        =========       ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998603        10.454832           5,291.0105
  01/01/2006    to  12/31/2006       10.454832        11.929173         135,154.2550
  01/01/2007    to  12/31/2007       11.929173        11.434750         311,908.3976
  01/01/2008    to  12/31/2008       11.434750         7.204322         517,113.2820
  01/01/2009    to  12/31/2009        7.204322         8.964934         925,768.9500
  01/01/2010    to  12/31/2010        8.964934        10.123079       1,398,946.7091
  01/01/2011    to  12/31/2011       10.123079         9.805176       1,861,939.5997
  01/01/2012    to  12/31/2012        9.805176        11.415893       2,117,227.6770
  01/01/2013    to  12/31/2013       11.415893        15.195357       1,985,501.6121
  01/01/2014    to  12/31/2014       15.195357        16.330397       1,908,125.1041
============   ==== ==========       =========        =========       ==============

                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.389993        16.036905          300,146.4546
  01/01/2009    to  12/31/2009       16.036905        19.950142          613,644.5800
  01/01/2010    to  12/31/2010       19.950142        24.621120          870,730.2794
  01/01/2011    to  12/31/2011       24.621120        23.311700        1,031,358.3284
  01/01/2012    to  12/31/2012       23.311700        26.284910        1,150,419.1206
  01/01/2013    to  12/31/2013       26.284910        33.673416        1,051,503.2258
  01/01/2014    to  12/31/2014       33.673416        36.298287          983,909.4060
============   ==== ==========       =========        =========       ===============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.059258        12.836608          230,949.4429
  01/01/2006    to  12/31/2006       12.836608        14.410753          130,969.2684
  01/01/2007    to  12/31/2007       14.410753        15.734969          107,692.3886
  01/01/2008    to  12/31/2008       15.734969         9.477905           96,485.3429
  01/01/2009    to  12/31/2009        9.477905        12.469523          256,338.3400
  01/01/2010    to  12/31/2010       12.469523        15.469377          499,550.7734
  01/01/2011    to  12/31/2011       15.469377        15.044709          769,905.6925
  01/01/2012    to  12/31/2012       15.044709        17.486156          676,133.1384
  01/01/2013    to  12/31/2013       17.486156        24.098401          678,892.7039
  01/01/2014    to  12/31/2014       24.098401        25.566439          604,018.5273
============   ==== ==========       =========        =========       ===============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.065340        10.504568        3,285,034.1569
  01/01/2014    to  12/31/2014       10.504568        10.853381        4,161,308.1999
============   ==== ==========       =========        =========       ===============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg.
TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038135         8.933915           10,686.6626
  01/01/2009    to  12/31/2009        8.933915         9.848047          980,609.8400
  01/01/2010    to  12/31/2010        9.848047        10.272748        2,534,151.5865
  01/01/2011    to  12/31/2011       10.272748        10.684718        3,233,367.9729
  01/01/2012    to  12/31/2012       10.684718        11.020045        3,262,311.0489
  01/01/2013    to  04/26/2013       11.020045        10.991333                0.0000
============   ==== ==========       =========        =========       ===============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012718         1.047873          702,910.6599
  01/01/2013    to  12/31/2013        1.047873         1.143398       12,379,778.7755
  01/01/2014    to  12/31/2014        1.143398         1.202541       14,016,903.6986
============   ==== ==========       =========        =========       ===============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988603        10.318677           4,263.4334
  01/01/2007    to  12/31/2007       10.318677        12.969339          16,299.6980
  01/01/2008    to  12/31/2008       12.969339         7.744379          35,167.2638
  01/01/2009    to  12/31/2009        7.744379        10.721656         286,485.3800
  01/01/2010    to  12/31/2010       10.721656        12.861435         752,715.7683
  01/01/2011    to  12/31/2011       12.861435        12.457570       1,030,198.3082
  01/01/2012    to  12/31/2012       12.457570        14.320073         956,283.8431
  01/01/2013    to  12/31/2013       14.320073        16.490154         782,926.6034
  01/01/2014    to  12/31/2014       16.490154        16.774291         764,079.5320
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.987464        16.951318         288,267.6492
  01/01/2006    to  12/31/2006       16.951318        18.190950         192,229.3691
  01/01/2007    to  12/31/2007       18.190950        19.054020         143,430.7357
  01/01/2008    to  12/31/2008       19.054020        15.247159         118,098.1293
  01/01/2009    to  12/31/2009       15.247159        20.502574         226,199.4300
  01/01/2010    to  12/31/2010       20.502574        22.770604         342,156.2562
  01/01/2011    to  12/31/2011       22.770604        23.385918         434,653.6469
  01/01/2012    to  12/31/2012       23.385918        25.966254         453,228.8802
  01/01/2013    to  12/31/2013       25.966254        27.565508         385,759.2354
  01/01/2014    to  12/31/2014       27.565508        28.409567         338,307.3822
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997671        10.201985         330,586.0592
  01/01/2011    to  12/31/2011       10.201985        10.231789         755,972.2877
  01/01/2012    to  12/31/2012       10.231789        10.795791       1,017,298.2427
  01/01/2013    to  12/31/2013       10.795791        11.020980       1,670,489.7784
  01/01/2014    to  12/31/2014       11.020980        10.914961       1,688,148.2668
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987672         9.747194         203,514.7475
  01/01/2012    to  12/31/2012        9.747194        10.003456         268,888.6722
  01/01/2013    to  12/31/2013       10.003456         9.948991         842,121.5955
  01/01/2014    to  12/31/2014        9.948991         9.884750       1,067,658.1562
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998137        10.875255         159,994.9400
  01/01/2010    to  12/31/2010       10.875255        12.139976         384,190.2357
  01/01/2011    to  12/31/2011       12.139976        11.896288         565,990.8630
  01/01/2012    to  12/31/2012       11.896288        13.365653         509,251.8342
  01/01/2013    to  12/31/2013       13.365653        13.276677         470,894.7273
  01/01/2014    to  12/31/2014       13.276677        13.201749         439,916.5487
============   ==== ==========       =========        =========       ==============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.686465        11.597451        360,214.6554
  01/01/2006    to  12/31/2006       11.597451        12.958667        242,132.7907
  01/01/2007    to  12/31/2007       12.958667        13.106815        240,383.8519
  01/01/2008    to  12/31/2008       13.106815         7.626229        208,121.7945
  01/01/2009    to  12/31/2009        7.626229         9.945388      1,240,762.7700
  01/01/2010    to  12/31/2010        9.945388        11.391304      2,106,923.1067
  01/01/2011    to  12/31/2011       11.391304        10.552787      2,220,944.2706
  01/01/2012    to  12/31/2012       10.552787        12.110842      1,984,721.5521
  01/01/2013    to  12/31/2013       12.110842        15.420093      1,811,984.6478
  01/01/2014    to  12/31/2014       15.420093        15.931601      1,676,275.5648
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.970977        10.412592      4,610,625.8173
  01/01/2013    to  12/31/2013       10.412592        11.707308      5,876,254.4818
  01/01/2014    to  12/31/2014       11.707308        12.620486      6,398,379.6528
============   ==== ==========       =========        =========      ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.781562        11.250795        385,901.5327
  01/01/2014    to  12/31/2014       11.250795        12.085520        508,428.5229
============   ==== ==========       =========        =========      ==============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.207228        16.130528        208,562.5710
  01/01/2006    to  12/31/2006       16.130528        17.941772        156,903.3551
  01/01/2007    to  12/31/2007       17.941772        17.104820        152,029.8752
  01/01/2008    to  12/31/2008       17.104820        11.800706        196,746.5727
  01/01/2009    to  12/31/2009       11.800706        14.670540        443,841.5300
  01/01/2010    to  12/31/2010       14.670540        17.293298        727,732.7104
  01/01/2011    to  12/31/2011       17.293298        15.474716        908,592.4096
  01/01/2012    to  12/31/2012       15.474716        17.948868        851,467.2006
  01/01/2013    to  12/31/2013       17.948868        23.372214        790,550.3876
  01/01/2014    to  12/31/2014       23.372214        23.372395        735,750.1605
============   ==== ==========       =========        =========      ==============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988603        10.457431             497.2327
  01/01/2007    to  12/31/2007       10.457431        14.044898          11,227.3259
  01/01/2008    to  12/31/2008       14.044898         6.139902       1,430,611.4126
  01/01/2009    to  12/31/2009        6.139902        10.198371       2,748,717.0400
  01/01/2010    to  12/31/2010       10.198371        12.398539       4,550,671.5134
  01/01/2011    to  12/31/2011       12.398539         9.909879       5,680,144.2117
  01/01/2012    to  12/31/2012        9.909879        11.582864       6,256,584.2692
  01/01/2013    to  12/31/2013       11.582864        10.820375       6,211,895.1230
  01/01/2014    to  12/31/2014       10.820375         9.944246       5,811,017.4285
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.066632        12.667474         260,802.9765
  01/01/2006    to  12/31/2006       12.667474        15.762922         393,752.6493
  01/01/2007    to  12/31/2007       15.762922        17.555375         621,736.5532
  01/01/2008    to  12/31/2008       17.555375         9.946841       1,451,622.7956
  01/01/2009    to  12/31/2009        9.946841        12.866064       2,172,404.5700
  01/01/2010    to  12/31/2010       12.866064        14.091939       2,508,725.8494
  01/01/2011    to  12/31/2011       14.091939        12.370383       2,736,650.7350
  01/01/2012    to  12/31/2012       12.370383        14.192640       2,725,259.2718
  01/01/2013    to  12/31/2013       14.192640        16.640515       2,485,776.4552
  01/01/2014    to  12/31/2014       16.640515        15.223038       2,353,283.4222
============   ==== ==========       =========        =========       ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999767         1.033445         104,102.9378
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.161632        11.126223         323,809.0569
  01/01/2006    to  12/31/2006       11.126223        10.981499         438,514.3810
  01/01/2007    to  12/31/2007       10.981499        11.961109         856,600.5729
  01/01/2008    to  12/31/2008       11.961109        10.948830       1,639,968.6221
  01/01/2009    to  12/31/2009       10.948830        12.707137       4,008,192.9100
  01/01/2010    to  12/31/2010       12.707137        13.462572       6,527,592.1876
  01/01/2011    to  12/31/2011       13.462572        14.710903       8,357,916.4227
  01/01/2012    to  12/31/2012       14.710903        15.782261       8,665,165.9668
  01/01/2013    to  12/31/2013       15.782261        14.077051       8,086,287.9259
  01/01/2014    to  12/31/2014       14.077051        14.240165       7,270,655.4176
============   ==== ==========       =========        =========       ==============

                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.957662        12.020887          635,327.4154
  01/01/2006    to  12/31/2006       12.020887        12.352749        1,124,672.3782
  01/01/2007    to  12/31/2007       12.352749        13.062031        1,825,910.8885
  01/01/2008    to  12/31/2008       13.062031        12.893905        3,358,367.6986
  01/01/2009    to  12/31/2009       12.893905        14.962046        8,022,232.0100
  01/01/2010    to  12/31/2010       14.962046        15.911764       14,261,858.2857
  01/01/2011    to  12/31/2011       15.911764        16.140123       16,036,750.5130
  01/01/2012    to  12/31/2012       16.140123        17.337670       16,238,985.3008
  01/01/2013    to  12/31/2013       17.337670        16.718928       15,159,318.7066
  01/01/2014    to  12/31/2014       16.718928        17.126132       13,265,424.1946
============   ==== ==========       =========        =========       ===============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.798486        15.659452           21,416.4300
  01/01/2010    to  12/31/2010       15.659452        17.848335           87,638.2875
  01/01/2011    to  12/31/2011       17.848335        16.693124          167,468.9215
  01/01/2012    to  12/31/2012       16.693124        18.113252          143,908.0681
  01/01/2013    to  12/31/2013       18.113252        23.633637          148,930.7708
  01/01/2014    to  12/31/2014       23.633637        25.775246          123,750.9604
============   ==== ==========       =========        =========       ===============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       22.682850        23.778342          447,934.0590
  01/01/2011    to  12/31/2011       23.778342        24.186816          750,995.7309
  01/01/2012    to  12/31/2012       24.186816        26.500717          989,207.8493
  01/01/2013    to  12/31/2013       26.500717        26.421601          828,643.1825
  01/01/2014    to  12/31/2014       26.421601        27.130269          773,367.0722
============   ==== ==========       =========        =========       ===============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.740046        10.884172          583,942.3816
  01/01/2013    to  12/31/2013       10.884172        10.217080          454,053.7341
  01/01/2014    to  12/31/2014       10.217080        10.803915          462,621.1048
============   ==== ==========       =========        =========       ===============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215259        10.730608           76,490.9240
  01/01/2014    to  12/31/2014       10.730608        11.461336          104,468.1740
============   ==== ==========       =========        =========       ===============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010696         1.065948          929,873.5668
  01/01/2013    to  12/31/2013        1.065948         1.153942        5,581,988.5555
  01/01/2014    to  12/31/2014        1.153942         1.222291        5,692,681.1210
============   ==== ==========       =========        =========       ===============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.327057         8.487882          19,158.3689
  01/01/2009    to  12/31/2009        8.487882        10.421601       1,995,412.9900
  01/01/2010    to  12/31/2010       10.421601        11.500012       7,100,165.6407
  01/01/2011    to  12/31/2011       11.500012        11.426536       9,892,866.0907
  01/01/2012    to  12/31/2012       11.426536        12.675878       9,220,556.6586
  01/01/2013    to  12/31/2013       12.675878        14.073774       8,928,872.1616
  01/01/2014    to  12/31/2014       14.073774        14.640704       8,521,151.3096
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.710096         7.781685          48,458.3521
  01/01/2009    to  12/31/2009        7.781685         9.876750       1,553,282.3600
  01/01/2010    to  12/31/2010        9.876750        11.084748       2,447,305.5880
  01/01/2011    to  12/31/2011       11.084748        10.666243       2,744,258.7337
  01/01/2012    to  12/31/2012       10.666243        12.061785       2,536,003.7302
  01/01/2013    to  12/31/2013       12.061785        14.001609       2,373,061.4842
  01/01/2014    to  12/31/2014       14.001609        14.506040       2,273,982.8521
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.331015        48.113781         192,944.1658
  01/01/2006    to  12/31/2006       48.113781        55.718116         216,293.5951
  01/01/2007    to  12/31/2007       55.718116        56.812310         211,537.1473
  01/01/2008    to  12/31/2008       56.812310        35.559995         231,142.7238
  01/01/2009    to  12/31/2009       35.559995        41.390847         315,017.9700
  01/01/2010    to  12/31/2010       41.390847        47.619129         407,829.4380
  01/01/2011    to  12/31/2011       47.619129        44.940498         505,689.8312
  01/01/2012    to  12/31/2012       44.940498        52.121894         485,306.9074
  01/01/2013    to  12/31/2013       52.121894        68.551426         458,701.5688
  01/01/2014    to  12/31/2014       68.551426        76.346488         496,629.8005
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.037135         7.930868         292,717.4411
  01/01/2006    to  12/31/2006        7.930868         8.278178         233,494.2158
  01/01/2007    to  12/31/2007        8.278178         9.573262         209,967.8641
  01/01/2008    to  12/31/2008        9.573262         5.670387         208,456.4628
  01/01/2009    to  12/31/2009        5.670387         8.109800       1,470,371.8100
  01/01/2010    to  12/31/2010        8.109800        10.180436       3,241,727.9900
  01/01/2011    to  12/31/2011       10.180436         9.844256       4,420,727.9419
  01/01/2012    to  12/31/2012        9.844256        11.001636       4,376,897.0909
  01/01/2013    to  12/31/2013       11.001636        14.772721       3,643,776.1504
  01/01/2014    to  12/31/2014       14.772721        16.379062       3,255,267.4472
============   ==== ==========       =========        =========       ==============

                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        9.019129         9.877586        2,789,550.6640
  01/01/2014    to  12/31/2014        9.877586         9.386400        2,598,335.5030
============   ==== ==========       =========        =========        ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088133         6.042422           33,754.0837
  01/01/2009    to  12/31/2009        6.042422         8.468735        1,410,325.4300
  01/01/2010    to  12/31/2010        8.468735         8.899968        2,915,805.4448
  01/01/2011    to  12/31/2011        8.899968         7.500217        3,779,765.3621
  01/01/2012    to  12/31/2012        7.500217         8.659204        3,318,580.8928
  01/01/2013    to  04/26/2013        8.659204         8.972248                0.0000
============   ==== ==========       =========        =========        ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.970405        14.432061          199,522.8200
  01/01/2010    to  12/31/2010       14.432061        14.990574          633,285.5617
  01/01/2011    to  12/31/2011       14.990574        15.792405          805,987.8440
  01/01/2012    to  12/31/2012       15.792405        16.081078          865,027.9007
  01/01/2013    to  12/31/2013       16.081078        15.403624          867,584.2032
  01/01/2014    to  12/31/2014       15.403624        15.970809          936,991.0470
============   ==== ==========       =========        =========        ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.842768         9.926725           81,090.7113
  01/01/2006    to  12/31/2006        9.926725        10.204033          236,378.6537
  01/01/2007    to  12/31/2007       10.204033        10.514057          123,865.1124
  01/01/2008    to  12/31/2008       10.514057        10.605013          674,418.0205
  01/01/2009    to  12/31/2009       10.605013        10.452647        2,463,102.7900
  01/01/2010    to  12/31/2010       10.452647        10.276448        2,989,609.1880
  01/01/2011    to  12/31/2011       10.276448        10.103688        3,598,074.5828
  01/01/2012    to  12/31/2012       10.103688         9.932445        3,110,924.1304
  01/01/2013    to  12/31/2013        9.932445         9.765015        2,983,231.9730
  01/01/2014    to  12/31/2014        9.765015         9.600406        2,209,383.0877
============   ==== ==========       =========        =========        ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.839786         9.843024                0.0000
============   ==== ==========       =========        =========        ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.621041        17.394570          326,962.1977
  01/01/2014    to  12/31/2014       17.394570        18.961291          321,352.0241
============   ==== ==========       =========        =========        ==============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.092687        12.144908          43,265.6180
  01/01/2006    to  12/31/2006       12.144908        12.665761          32,833.6176
  01/01/2007    to  12/31/2007       12.665761        15.457950          33,646.0277
  01/01/2008    to  12/31/2008       15.457950         7.856759          42,658.1781
  01/01/2009    to  12/31/2009        7.856759        11.367520         175,358.6100
  01/01/2010    to  12/31/2010       11.367520        14.211806         347,188.3514
  01/01/2011    to  12/31/2011       14.211806        12.929589         446,857.0232
  01/01/2012    to  12/31/2012       12.929589        13.475635         395,699.8648
  01/01/2013    to  04/26/2013       13.475635        14.526966               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.395609        11.604490         221,263.9553
  01/01/2006    to  12/31/2006       11.604490        11.697348         141,637.1602
  01/01/2007    to  12/31/2007       11.697348        12.808748         100,922.8485
  01/01/2008    to  12/31/2008       12.808748         7.990082         292,256.0005
  01/01/2009    to  12/31/2009        7.990082        10.963262         831,254.3000
  01/01/2010    to  12/31/2010       10.963262        11.998016       1,458,426.4624
  01/01/2011    to  12/31/2011       11.998016        11.822340       2,559,484.1859
  01/01/2012    to  12/31/2012       11.822340        13.430120       3,221,179.2894
  01/01/2013    to  12/31/2013       13.430120        18.053842       3,128,977.8457
  01/01/2014    to  12/31/2014       18.053842        19.301419       2,756,979.6763
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564609         9.978854           3,025.7746
  01/01/2008    to  12/31/2008        9.978854         5.708855          37,372.5564
  01/01/2009    to  12/31/2009        5.708855         6.917618         272,039.1500
  01/01/2010    to  12/31/2010        6.917618         7.847376         506,564.3566
  01/01/2011    to  12/31/2011        7.847376         7.419110         883,902.1106
  01/01/2012    to  12/31/2012        7.419110         8.217708         596,548.9013
  01/01/2013    to  04/26/2013        8.217708         8.822871               0.0000
============   ==== ==========       =========        =========       ==============

                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.264379         8.508515          774,564.5641
  01/01/2006    to  12/31/2006        8.508515         9.002581          492,973.2450
  01/01/2007    to  12/31/2007        9.002581        10.114613          339,300.8112
  01/01/2008    to  12/31/2008       10.114613         5.375437          283,379.7961
  01/01/2009    to  12/31/2009        5.375437         7.594442          249,492.3100
  01/01/2010    to  12/31/2010        7.594442         8.168089          211,622.5617
  01/01/2011    to  12/31/2011        8.168089         7.919813          176,405.4024
  01/01/2012    to  04/27/2012        7.919813         8.901065                0.0000
============   ==== ==========       =========        =========       ===============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.949753        16.125337          384,431.0349
  01/01/2006    to  12/31/2006       16.125337        17.784249          269,932.2303
  01/01/2007    to  12/31/2007       17.784249        16.245897          202,956.6286
  01/01/2008    to  12/31/2008       16.245897         8.603054          178,908.1016
  01/01/2009    to  12/31/2009        8.603054        11.942581          259,803.3200
  01/01/2010    to  12/31/2010       11.942581        13.474414          402,889.0701
  01/01/2011    to  12/31/2011       13.474414        14.107583          504,620.2485
  01/01/2012    to  12/31/2012       14.107583        15.474756          580,193.0000
  01/01/2013    to  12/31/2013       15.474756        20.768498          551,990.0457
  01/01/2014    to  12/31/2014       20.768498        20.760186          514,949.1840
============   ==== ==========       =========        =========       ===============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064846        10.130741               18.1858
  01/01/2009    to  12/31/2009       10.130741        14.214541          227,063.8400
  01/01/2010    to  12/31/2010       14.214541        17.132004          373,050.9480
  01/01/2011    to  12/31/2011       17.132004        14.106174          427,578.2771
  01/01/2012    to  12/31/2012       14.106174        16.350037          413,611.1607
  01/01/2013    to  12/31/2013       16.350037        20.511410          386,238.2250
  01/01/2014    to  12/31/2014       20.511410        18.815620          408,589.7095
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.638745        13.880728           85,168.2089
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.982160        14.344266       23,649,583.0823
============   ==== ==========       =========        =========       ===============

                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.106683        10.381937          465,461.6264
  01/01/2006    to  12/31/2006       10.381937        11.087853          419,422.9494
  01/01/2007    to  12/31/2007       11.087853        11.545175          339,783.0304
  01/01/2008    to  12/31/2008       11.545175         9.006106          725,170.6189
  01/01/2009    to  12/31/2009        9.006106        10.882653        4,175,932.4200
  01/01/2010    to  12/31/2010       10.882653        11.865753        9,384,898.2170
  01/01/2011    to  12/31/2011       11.865753        11.873279       12,191,966.9680
  01/01/2012    to  12/31/2012       11.873279        12.945732       12,726,021.0766
  01/01/2013    to  12/31/2013       12.945732        13.883120       10,411,887.9742
  01/01/2014    to  04/25/2014       13.883120        13.984114                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.226876        10.639422        1,036,542.5913
  01/01/2006    to  12/31/2006       10.639422        11.530898        1,018,557.3072
  01/01/2007    to  12/31/2007       11.530898        12.039100          797,498.8454
  01/01/2008    to  12/31/2008       12.039100         8.708504          894,960.9653
  01/01/2009    to  12/31/2009        8.708504        10.795169        6,833,620.5000
  01/01/2010    to  12/31/2010       10.795169        11.929274       14,126,527.9024
  01/01/2011    to  12/31/2011       11.929274        11.714907       17,794,791.8917
  01/01/2012    to  12/31/2012       11.714907        12.943820       16,796,290.1280
  01/01/2013    to  12/31/2013       12.943820        14.535968       15,702,646.1858
  01/01/2014    to  04/25/2014       14.535968        14.586537                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.888224        15.389533       24,889,721.1230
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.390505        10.943400        3,323,418.9173
  01/01/2006    to  12/31/2006       10.943400        12.048179        2,925,969.4858
  01/01/2007    to  12/31/2007       12.048179        12.422303        2,342,963.1811
  01/01/2008    to  12/31/2008       12.422303         8.312066        1,801,507.3695
  01/01/2009    to  12/31/2009        8.312066        10.487567       11,106,528.1400
  01/01/2010    to  12/31/2010       10.487567        11.711644       23,510,174.8685
  01/01/2011    to  12/31/2011       11.711644        11.318563       29,304,481.8635
  01/01/2012    to  12/31/2012       11.318563        12.676909       27,761,561.2153
  01/01/2013    to  12/31/2013       12.676909        14.883473       26,337,363.0247
  01/01/2014    to  04/25/2014       14.883473        14.890305                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       15.347453        15.955756        8,884,106.8061
============   ==== ==========       =========        =========       ===============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998137         7.019107        107,266.9080
  01/01/2009    to  12/31/2009        7.019107         8.871078      3,026,617.0800
  01/01/2010    to  12/31/2010        8.871078         9.597761      3,927,439.8949
  01/01/2011    to  12/31/2011        9.597761         9.270180      4,275,378.7123
  01/01/2012    to  12/31/2012        9.270180        10.582532      3,912,196.1836
  01/01/2013    to  04/26/2013       10.582532        11.381805              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.601382        11.374262      2,539,822.1374
  01/01/2006    to  12/31/2006       11.374262        12.703356      2,204,853.5160
  01/01/2007    to  12/31/2007       12.703356        13.075334      1,618,953.1465
  01/01/2008    to  12/31/2008       13.075334         7.986608      1,794,100.5888
  01/01/2009    to  12/31/2009        7.986608        10.215296      5,513,900.1800
  01/01/2010    to  12/31/2010       10.215296        11.598853      6,882,900.7004
  01/01/2011    to  12/31/2011       11.598853        10.962009      7,176,268.4412
  01/01/2012    to  12/31/2012       10.962009        12.470358      6,303,836.3121
  01/01/2013    to  12/31/2013       12.470358        15.437370      9,569,890.3010
  01/01/2014    to  04/25/2014       15.437370        15.360462              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.790776        13.423926        139,564.0600
  01/01/2010    to  12/31/2010       13.423926        16.618440        423,139.8673
  01/01/2011    to  12/31/2011       16.618440        15.972962        633,778.9968
  01/01/2012    to  12/31/2012       15.972962        18.413613        475,858.5991
  01/01/2013    to  12/31/2013       18.413613        24.032702        457,724.2341
  01/01/2014    to  12/31/2014       24.032702        25.804243        430,437.3724
============   ==== ==========       =========        =========      ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.257260        11.552348        797,406.9830
  01/01/2006    to  12/31/2006       11.552348        13.083007        389,711.8766
  01/01/2007    to  12/31/2007       13.083007        13.501110        260,335.1042
  01/01/2008    to  12/31/2008       13.501110         8.327330        139,163.7606
  01/01/2009    to  12/31/2009        8.327330        10.309070        734,865.6000
  01/01/2010    to  12/31/2010       10.309070        11.604052      1,378,258.7321
  01/01/2011    to  12/31/2011       11.604052        11.595415      1,752,603.5544
  01/01/2012    to  12/31/2012       11.595415        13.157692      1,401,704.9138
  01/01/2013    to  12/31/2013       13.157692        17.036502      1,403,402.9264
  01/01/2014    to  12/31/2014       17.036502        18.943294      1,339,595.6335
============   ==== ==========       =========        =========      ==============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.077339        21.079629        661,282.3002
  01/01/2014    to  12/31/2014       21.079629        22.913203        565,471.8846
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998137         6.586494        111,623.3220
  01/01/2009    to  12/31/2009        6.586494         8.086847        690,214.1300
  01/01/2010    to  12/31/2010        8.086847         8.827011      1,271,345.0783
  01/01/2011    to  12/31/2011        8.827011         8.631059      1,592,444.3510
  01/01/2012    to  12/31/2012        8.631059         9.665608      1,557,301.1903
  01/01/2013    to  04/26/2013        9.665608        10.577718              0.0000
============   ==== ==========       =========        =========      ==============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.942261        11.500633        196,345.8800
  01/01/2010    to  12/31/2010       11.500633        12.184786        517,312.5366
  01/01/2011    to  12/31/2011       12.184786        10.463963        792,381.7498
  01/01/2012    to  12/31/2012       10.463963        12.132116        562,297.7915
  01/01/2013    to  12/31/2013       12.132116        14.484592        500,360.0421
  01/01/2014    to  12/31/2014       14.484592        13.338910        500,662.1742
============   ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.314500        24.070792      1,109,746.2429
  01/01/2014    to  12/31/2014       24.070792        23.593914      1,008,348.0520
============   ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.436009        14.274738        155,821.4727
  01/01/2006    to  12/31/2006       14.274738        16.094384         82,109.5841
  01/01/2007    to  12/31/2007       16.094384        15.392789        374,767.7420
  01/01/2008    to  12/31/2008       15.392789         9.336585        769,758.8095
  01/01/2009    to  12/31/2009        9.336585        12.553632      1,002,401.4100
  01/01/2010    to  12/31/2010       12.553632        15.163466      1,231,643.3428
  01/01/2011    to  12/31/2011       15.163466        14.121784      1,374,337.4934
  01/01/2012    to  12/31/2012       14.121784        14.616294      1,365,125.1605
  01/01/2013    to  04/26/2013       14.616294        15.832980              0.0000
============   ==== ==========       =========        =========      ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.084862        13.616758        120,675.7600
  01/01/2010    to  12/31/2010       13.616758        16.941199        376,367.9352
  01/01/2011    to  12/31/2011       16.941199        15.935329        567,630.0149
  01/01/2012    to  12/31/2012       15.935329        18.163273        487,306.7088
  01/01/2013    to  12/31/2013       18.163273        24.664599        449,267.0835
  01/01/2014    to  12/31/2014       24.664599        25.395812        469,302.1066
============   ==== ==========       =========        =========      ==============

                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.892997         8.686068        1,506,897.0313
  01/01/2014    to  12/31/2014        8.686068         9.293357        1,710,456.3037
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.292400         4.685142          122,456.8447
  01/01/2006    to  12/31/2006        4.685142         4.852648           97,720.0117
  01/01/2007    to  12/31/2007        4.852648         6.274282           69,899.3487
  01/01/2008    to  12/31/2008        6.274282         3.426273           80,107.8158
  01/01/2009    to  12/31/2009        3.426273         5.355128          495,463.5900
  01/01/2010    to  12/31/2010        5.355128         6.722797        1,005,343.3180
  01/01/2011    to  12/31/2011        6.722797         5.955652        1,597,289.0014
  01/01/2012    to  12/31/2012        5.955652         6.564241        1,581,301.5525
  01/01/2013    to  04/26/2013        6.564241         6.857823                0.0000
============   ==== ==========       =========        =========        ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.609750        14.735275          144,037.1500
  01/01/2010    to  12/31/2010       14.735275        18.691855          485,024.6176
  01/01/2011    to  12/31/2011       18.691855        15.312963          808,314.9196
  01/01/2012    to  12/31/2012       15.312963        15.441600          893,995.0602
  01/01/2013    to  12/31/2013       15.441600        16.814038          776,786.2616
  01/01/2014    to  12/31/2014       16.814038        13.418816          834,265.0160
============   ==== ==========       =========        =========        ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.312463        15.266382            1,528.6863
  01/01/2006    to  12/31/2006       15.266382        15.597344                0.0000
  01/01/2007    to  12/31/2007       15.597344        15.951480                0.0000
  01/01/2008    to  12/31/2008       15.951480        15.598421            7,662.5704
  01/01/2009    to  12/31/2009       15.598421        15.961234          231,719.8600
  01/01/2010    to  12/31/2010       15.961234        16.554108          567,748.5151
  01/01/2011    to  12/31/2011       16.554108        17.132835          724,380.6866
  01/01/2012    to  12/31/2012       17.132835        17.355841          721,864.0110
  01/01/2013    to  12/31/2013       17.355841        16.908810          518,046.0174
  01/01/2014    to  12/31/2014       16.908810        17.047712          490,609.7888
============   ==== ==========       =========        =========        ==============

                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.783568        12.759819        731,281.0557
  01/01/2006    to  12/31/2006       12.759819        14.352559        568,035.3733
  01/01/2007    to  12/31/2007       14.352559        14.734651        440,888.5009
  01/01/2008    to  12/31/2008       14.734651         8.769752        385,729.3767
  01/01/2009    to  12/31/2009        8.769752        11.366087        963,370.4300
  01/01/2010    to  12/31/2010       11.366087        12.495080      1,826,809.9360
  01/01/2011    to  12/31/2011       12.495080        11.771472      2,162,287.7979
  01/01/2012    to  12/31/2012       11.771472        13.041871      2,019,013.8503
  01/01/2013    to  12/31/2013       13.041871        17.121148      1,747,869.3605
  01/01/2014    to  12/31/2014       17.121148        18.590970      1,430,307.6528
============   ==== ==========       =========        =========      ==============

SERIES L





                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.178148        10.497446        9,078,247.1325
  01/01/2013    to  12/31/2013       10.497446        11.459381       10,083,633.5335
  01/01/2014    to  12/31/2014       11.459381        12.081996        9,861,641.3966
============   ==== ==========       =========        =========       ===============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996796         1.037539          506,241.5357
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008027         6.992356        3,809,095.5772
  01/01/2009    to  12/31/2009        6.992356         8.881638        9,719,558.9000
  01/01/2010    to  12/31/2010        8.881638         9.784098       13,797,528.8197
  01/01/2011    to  12/31/2011        9.784098         9.405479       15,710,713.9630
  01/01/2012    to  12/31/2012        9.405479        10.486500       14,884,615.4380
  01/01/2013    to  12/31/2013       10.486500        12.208182       14,007,204.7864
  01/01/2014    to  12/31/2014       12.208182        12.715716       12,825,880.0743
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998027         6.342282        7,478,490.8544
  01/01/2009    to  12/31/2009        6.342282         8.349533       11,158,625.7600
  01/01/2010    to  12/31/2010        8.349533         9.306378       11,942,222.2899
  01/01/2011    to  12/31/2011        9.306378         8.708073       12,000,701.9885
  01/01/2012    to  12/31/2012        8.708073         9.933828       10,741,447.8788
  01/01/2013    to  12/31/2013        9.933828        12.206386       10,152,046.5943
  01/01/2014    to  12/31/2014       12.206386        12.754435        9,211,174.1543
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988028         5.743791          616,676.8452
  01/01/2009    to  12/31/2009        5.743791         7.835191        1,778,142.0000
  01/01/2010    to  12/31/2010        7.835191         9.105799        2,614,727.0384
  01/01/2011    to  12/31/2011        9.105799         8.532140        2,882,108.6680
  01/01/2012    to  12/31/2012        8.532140         9.838177        2,619,107.0243
  01/01/2013    to  12/31/2013        9.838177        12.540809        2,230,623.5093
  01/01/2014    to  12/31/2014       12.540809        13.325075        1,971,175.7696
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018026         7.664231        1,851,745.0570
  01/01/2009    to  12/31/2009        7.664231         9.288692        6,099,987.9000
  01/01/2010    to  12/31/2010        9.288692        10.026861        8,569,012.4567
  01/01/2011    to  12/31/2011       10.026861         9.867207        9,334,878.5744
  01/01/2012    to  12/31/2012        9.867207        10.740633        8,914,418.5085
  01/01/2013    to  12/31/2013       10.740633        11.975342        8,043,908.9825
  01/01/2014    to  12/31/2014       11.975342        12.478537        7,177,505.9795
============   ==== ==========       =========        =========       ===============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.107341        11.482334       10,870,526.4062
  01/01/2013    to  12/31/2013       11.482334        10.895034        9,884,369.0948
  01/01/2014    to  12/31/2014       10.895034        11.128446        9,206,889.8718
============   ==== ==========       =========        =========       ===============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.934082        10.228279       17,775,657.0673
  01/01/2013    to  12/31/2013       10.228279        11.081407       18,698,889.3335
  01/01/2014    to  12/31/2014       11.081407        11.527592       17,998,318.0804
============   ==== ==========       =========        =========       ===============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.046652        11.971652           32,266.5370
  01/01/2009    to  12/31/2009       11.971652        17.243250          251,286.3600
  01/01/2010    to  12/31/2010       17.243250        19.606939          378,592.1516
  01/01/2011    to  12/31/2011       19.606939        19.709415          406,386.9793
  01/01/2012    to  12/31/2012       19.709415        22.558187          426,859.2401
  01/01/2013    to  12/31/2013       22.558187        24.223673          374,993.3752
  01/01/2014    to  12/31/2014       24.223673        24.575543          329,680.0233
============   ==== ==========       =========        =========       ===============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.799274        14.241861          448,104.2114
  01/01/2006    to  12/31/2006       14.241861        19.245665          603,303.4149
  01/01/2007    to  12/31/2007       19.245665        16.064120          447,914.0234
  01/01/2008    to  12/31/2008       16.064120         9.201824          407,288.2174
  01/01/2009    to  12/31/2009        9.201824        12.176868          398,715.4800
  01/01/2010    to  12/31/2010       12.176868        13.886119          427,997.8485
  01/01/2011    to  12/31/2011       13.886119        12.876948          472,453.4382
  01/01/2012    to  12/31/2012       12.876948        15.932812          468,307.2973
  01/01/2013    to  12/31/2013       15.932812        16.203410          462,283.7035
  01/01/2014    to  12/31/2014       16.203410        18.025806          409,027.9732
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.070062         7.887068        1,420,964.3860
  01/01/2006    to  12/31/2006        7.887068         7.612069        1,339,272.4269
  01/01/2007    to  12/31/2007        7.612069         7.645002        1,154,904.2918
  01/01/2008    to  12/31/2008        7.645002         4.576046        1,080,782.0415
  01/01/2009    to  12/31/2009        4.576046         5.975843        1,012,880.4100
  01/01/2010    to  12/31/2010        5.975843         7.265437          930,427.9178
  01/01/2011    to  12/31/2011        7.265437         7.367833        1,396,810.4693
  01/01/2012    to  12/31/2012        7.367833         8.574900        1,428,147.7384
  01/01/2013    to  12/31/2013        8.574900        12.262580        1,586,516.1999
  01/01/2014    to  12/31/2014       12.262580        14.319275        1,785,894.2371
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      135.103915       138.571745            7,096.0322
  01/01/2011    to  12/31/2011      138.571745       125.835311           13,736.5381
  01/01/2012    to  12/31/2012      125.835311       151.404221           12,980.5082
  01/01/2013    to  12/31/2013      151.404221       191.509486           15,833.4546
  01/01/2014    to  04/25/2014      191.509486       199.169061                0.0000
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246477        10.618538            5,368.6632
  01/01/2006    to  12/31/2006       10.618538        11.116150          197,254.1536
  01/01/2007    to  12/31/2007       11.116150        10.271927          275,417.2282
  01/01/2008    to  12/31/2008       10.271927         4.578276          240,971.5143
  01/01/2009    to  12/31/2009        4.578276         6.203956          396,051.9600
  01/01/2010    to  12/31/2010        6.203956         6.540272          501,254.0454
  01/01/2011    to  04/29/2011        6.540272         6.945274                0.0000
============   ==== ==========      ==========       ==========        ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.939720        13.197536          755,942.8156
  01/01/2006    to  12/31/2006       13.197536        14.996823          880,136.7237
  01/01/2007    to  12/31/2007       14.996823        15.183900          884,393.1976
  01/01/2008    to  12/31/2008       15.183900         9.532418          626,689.5514
  01/01/2009    to  12/31/2009        9.532418        12.386674          494,245.3700
  01/01/2010    to  12/31/2010       12.386674        15.113932          490,750.7956
  01/01/2011    to  12/31/2011       15.113932        13.910583          490,608.2628
  01/01/2012    to  12/31/2012       13.910583        16.136315          448,262.4949
  01/01/2013    to  12/31/2013       16.136315        21.023179          409,843.4811
  01/01/2014    to  12/31/2014       21.023179        23.379678          396,473.9900
============   ==== ==========      ==========       ==========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.791399        15.474588        1,708,844.9828
  01/01/2006    to  12/31/2006       15.474588        19.584134        1,778,510.3311
  01/01/2007    to  12/31/2007       19.584134        19.017716        1,638,960.3342
  01/01/2008    to  12/31/2008       19.017716        11.041112        1,367,740.7266
  01/01/2009    to  12/31/2009       11.041112        16.815186        1,330,678.2200
  01/01/2010    to  12/31/2010       16.815186        19.227231        1,470,086.0417
  01/01/2011    to  12/31/2011       19.227231        16.192619        1,435,012.5225
  01/01/2012    to  12/31/2012       16.192619        20.554229        1,281,680.4278
  01/01/2013    to  12/31/2013       20.554229        26.342855        1,298,819.1437
  01/01/2014    to  12/31/2014       26.342855        24.374836        1,256,111.3861
============   ==== ==========       =========        =========       ===============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010647         1.045112       29,337,654.5463
  01/01/2013    to  12/31/2013        1.045112         1.045571       30,806,801.4275
  01/01/2014    to  12/31/2014        1.045571         1.084229       29,720,611.7587
============   ==== ==========       =========        =========       ===============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521        10.447819          156,499.5392
  01/01/2006    to  12/31/2006       10.447819        11.909290          338,153.6938
  01/01/2007    to  12/31/2007       11.909290        11.404215          365,711.1651
  01/01/2008    to  12/31/2008       11.404215         7.177860          334,062.1525
  01/01/2009    to  12/31/2009        7.177860         8.923076          447,005.0500
  01/01/2010    to  12/31/2010        8.923076        10.065751          501,516.5527
  01/01/2011    to  12/31/2011       10.065751         9.739920          550,460.4026
  01/01/2012    to  12/31/2012        9.739920        11.328525          591,104.8303
  01/01/2013    to  12/31/2013       11.328525        15.064004          620,690.3331
  01/01/2014    to  12/31/2014       15.064004        16.173046          548,742.1794
============   ==== ==========       =========        =========       ===============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.701441        16.230660           40,761.0721
  01/01/2009    to  12/31/2009       16.230660        20.170985          173,122.5400
  01/01/2010    to  12/31/2010       20.170985        24.868817          200,779.5936
  01/01/2011    to  12/31/2011       24.868817        23.522723          206,386.4995
  01/01/2012    to  12/31/2012       23.522723        26.496199          200,502.3381
  01/01/2013    to  12/31/2013       26.496199        33.910186          184,058.3487
  01/01/2014    to  12/31/2014       33.910186        36.516973          167,196.1462
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.020385        12.782480        1,176,064.6357
  01/01/2006    to  12/31/2006       12.782480        14.335678          972,968.3298
  01/01/2007    to  12/31/2007       14.335678        15.637262          827,319.8326
  01/01/2008    to  12/31/2008       15.637262         9.409582          662,722.4757
  01/01/2009    to  12/31/2009        9.409582        12.367259          669,949.7000
  01/01/2010    to  12/31/2010       12.367259        15.327193          647,289.9905
  01/01/2011    to  12/31/2011       15.327193        14.891553          636,834.5611
  01/01/2012    to  12/31/2012       14.891553        17.290758          538,658.3986
  01/01/2013    to  12/31/2013       17.290758        23.805318          507,743.9916
  01/01/2014    to  12/31/2014       23.805318        25.230252          452,139.7583
============   ==== ==========       =========        =========       ===============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.009975        10.444963        1,563,268.4273
  01/01/2014    to  12/31/2014       10.444963        10.781011        1,495,228.0827
============   ==== ==========       =========        =========       ===============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg.
TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038026         8.927771          278,391.0755
  01/01/2009    to  12/31/2009        8.927771         9.831441          980,053.0800
  01/01/2010    to  12/31/2010        9.831441        10.245177        1,373,461.8914
  01/01/2011    to  12/31/2011       10.245177        10.645421        1,666,203.8036
  01/01/2012    to  12/31/2012       10.645421        10.968482        1,668,901.2178
  01/01/2013    to  04/26/2013       10.968482        10.939784                0.0000
============   ==== ==========       =========        =========       ===============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012701         1.047153        7,655,870.9709
  01/01/2013    to  12/31/2013        1.047153         1.141470       21,322,662.5595
  01/01/2014    to  12/31/2014        1.141470         1.199313       25,610,851.1828
============   ==== ==========       =========        =========       ===============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.311750          133,934.5438
  01/01/2007    to  12/31/2007       10.311750        12.947617          328,121.3529
  01/01/2008    to  12/31/2008       12.947617         7.723640          571,515.8787
  01/01/2009    to  12/31/2009        7.723640        10.682263          724,468.8400
  01/01/2010    to  12/31/2010       10.682263        12.801388          779,205.1237
  01/01/2011    to  12/31/2011       12.801388        12.387038          923,958.6202
  01/01/2012    to  12/31/2012       12.387038        14.224693          872,300.7182
  01/01/2013    to  12/31/2013       14.224693        16.363954          717,871.4781
  01/01/2014    to  12/31/2014       16.363954        16.629275          633,475.4444
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.918301        16.865474        1,846,433.2934
  01/01/2006    to  12/31/2006       16.865474        18.080789        1,699,415.0615
  01/01/2007    to  12/31/2007       18.080789        18.919602        1,401,255.6043
  01/01/2008    to  12/31/2008       18.919602        15.124411        1,058,897.5954
  01/01/2009    to  12/31/2009       15.124411        20.317210        1,057,002.7300
  01/01/2010    to  12/31/2010       20.317210        22.542192          967,394.8045
  01/01/2011    to  12/31/2011       22.542192        23.128254          917,344.3441
  01/01/2012    to  12/31/2012       23.128254        25.654361          824,824.4613
  01/01/2013    to  12/31/2013       25.654361        27.207186          734,781.9418
  01/01/2014    to  12/31/2014       27.207186        28.012247          664,928.0756
============   ==== ==========       =========        =========        ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997534        10.195084           68,221.7079
  01/01/2011    to  12/31/2011       10.195084        10.214674          123,526.8414
  01/01/2012    to  12/31/2012       10.214674        10.766904          149,318.0948
  01/01/2013    to  12/31/2013       10.766904        10.980504          401,987.8187
  01/01/2014    to  12/31/2014       10.980504        10.864003          328,448.4471
============   ==== ==========       =========        =========        ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987535         9.740597          394,634.4093
  01/01/2012    to  12/31/2012        9.740597         9.986641          545,067.5430
  01/01/2013    to  12/31/2013        9.986641         9.922338        1,025,298.1450
  01/01/2014    to  12/31/2014        9.922338         9.848415          945,687.4491
============   ==== ==========       =========        =========        ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998027        10.867960           34,758.0500
  01/01/2010    to  12/31/2010       10.867960        12.119715          112,544.1346
  01/01/2011    to  12/31/2011       12.119715        11.864590          196,529.1185
  01/01/2012    to  12/31/2012       11.864590        13.316647          194,063.5101
  01/01/2013    to  12/31/2013       13.316647        13.214774          176,918.5709
  01/01/2014    to  12/31/2014       13.214774        13.127056          166,599.6619
============   ==== ==========       =========        =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.684769        11.584057        3,909,384.7415
  01/01/2006    to  12/31/2006       11.584057        12.930800        3,940,889.4579
  01/01/2007    to  12/31/2007       12.930800        13.065482        3,265,679.1542
  01/01/2008    to  12/31/2008       13.065482         7.594535        3,039,245.1583
  01/01/2009    to  12/31/2009        7.594535         9.894153        2,894,600.2300
  01/01/2010    to  12/31/2010        9.894153        11.321306        2,991,457.9543
  01/01/2011    to  12/31/2011       11.321306        10.477473        3,032,364.7493
  01/01/2012    to  12/31/2012       10.477473        12.012329        2,665,775.6940
  01/01/2013    to  12/31/2013       12.012329        15.279383        2,745,364.2521
  01/01/2014    to  12/31/2014       15.279383        15.770441        2,888,395.1883
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.960927        10.395119       14,385,910.7180
  01/01/2013    to  12/31/2013       10.395119        11.675982       17,275,942.6811
  01/01/2014    to  12/31/2014       11.675982        12.574137       17,498,226.6021
============   ==== ==========       =========        =========       ===============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077631         1.123774        6,062,820.8958
  01/01/2014    to  12/31/2014        1.123774         1.205943        8,921,469.1913
============   ==== ==========       =========        =========       ===============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.169346        16.071495        1,840,652.9726
  01/01/2006    to  12/31/2006       16.071495        17.858290        1,755,732.0486
  01/01/2007    to  12/31/2007       17.858290        17.008110        1,443,724.3360
  01/01/2008    to  12/31/2008       17.008110        11.722197        1,164,931.7600
  01/01/2009    to  12/31/2009       11.722197        14.558366        1,132,699.5000
  01/01/2010    to  12/31/2010       14.558366        17.143934        1,147,117.3916
  01/01/2011    to  12/31/2011       17.143934        15.325747        1,070,529.9868
  01/01/2012    to  12/31/2012       15.325747        17.758225          879,554.4363
  01/01/2013    to  12/31/2013       17.758225        23.100870          739,136.7906
  01/01/2014    to  12/31/2014       23.100870        23.077950          648,035.4406
============   ==== ==========       =========        =========       ===============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.450406          72,747.7988
  01/01/2007    to  12/31/2007       10.450406        14.021368         322,080.9114
  01/01/2008    to  12/31/2008       14.021368         6.123445         442,555.6237
  01/01/2009    to  12/31/2009        6.123445        10.160875         951,338.5800
  01/01/2010    to  12/31/2010       10.160875        12.340627       1,179,937.9708
  01/01/2011    to  12/31/2011       12.340627         9.853738       1,332,328.9305
  01/01/2012    to  12/31/2012        9.853738        11.505677       1,368,638.9622
  01/01/2013    to  12/31/2013       11.505677        10.737520       1,357,994.8239
  01/01/2014    to  12/31/2014       10.737520         9.858227       1,360,328.7306
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.021453        12.603190       1,522,889.8641
  01/01/2006    to  12/31/2006       12.603190        15.667304       1,628,699.0663
  01/01/2007    to  12/31/2007       15.667304        17.431346       1,500,469.4417
  01/01/2008    to  12/31/2008       17.431346         9.866638       1,316,194.1240
  01/01/2009    to  12/31/2009        9.866638        12.749564       1,210,959.7000
  01/01/2010    to  12/31/2010       12.749564        13.950399       1,190,272.6761
  01/01/2011    to  12/31/2011       13.950399        12.233902       1,186,549.9265
  01/01/2012    to  12/31/2012       12.233902        14.021955       1,103,078.0616
  01/01/2013    to  12/31/2013       14.021955        16.423965         939,603.8766
  01/01/2014    to  12/31/2014       16.423965        15.009906         843,029.4367
============   ==== ==========       =========        =========       ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999754         1.032732               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.142998        11.096573       2,274,973.7393
  01/01/2006    to  12/31/2006       11.096573        10.941314       2,055,042.1997
  01/01/2007    to  12/31/2007       10.941314        11.905367       1,700,055.1886
  01/01/2008    to  12/31/2008       11.905367        10.886879       1,631,796.5109
  01/01/2009    to  12/31/2009       10.886879        12.622618       2,351,725.7600
  01/01/2010    to  12/31/2010       12.622618        13.359664       3,048,120.2860
  01/01/2011    to  12/31/2011       13.359664        14.583906       3,072,252.2853
  01/01/2012    to  12/31/2012       14.583906        15.630297       2,963,639.8286
  01/01/2013    to  12/31/2013       15.630297        13.927562       2,679,828.3900
  01/01/2014    to  12/31/2014       13.927562        14.074860       2,398,347.7829
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.908891        11.959923        3,021,342.6907
  01/01/2006    to  12/31/2006       11.959923        12.277851        2,847,466.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788        2,498,091.8260
  01/01/2008    to  12/31/2008       12.969788        12.790020        2,603,981.9761
  01/01/2009    to  12/31/2009       12.790020        14.826672        3,815,734.2800
  01/01/2010    to  12/31/2010       14.826672        15.752043        4,955,168.0144
  01/01/2011    to  12/31/2011       15.752043        15.962182        5,377,423.5944
  01/01/2012    to  12/31/2012       15.962182        17.129299        5,202,560.3805
  01/01/2013    to  12/31/2013       17.129299        16.501480        4,806,127.7176
  01/01/2014    to  12/31/2014       16.501480        16.886492        4,172,730.2931
============   ==== ==========       =========        =========       ===============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.604707        15.412194            4,678.4900
  01/01/2010    to  12/31/2010       15.412194        17.548973           24,752.4260
  01/01/2011    to  12/31/2011       17.548973        16.396759           39,387.0592
  01/01/2012    to  12/31/2012       16.396759        17.773798           31,050.1529
  01/01/2013    to  12/31/2013       17.773798        23.167563           41,679.1305
  01/01/2014    to  12/31/2014       23.167563        25.241683           37,259.8238
============   ==== ==========       =========        =========       ===============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.733980        12.292535           85,460.3839
  01/01/2011    to  12/31/2011       12.292535        12.491238          199,511.6945
  01/01/2012    to  12/31/2012       12.491238        13.672498          279,186.9459
  01/01/2013    to  12/31/2013       13.672498        13.618052          371,377.8814
  01/01/2014    to  12/31/2014       13.618052        13.969333          324,713.6164
============   ==== ==========       =========        =========       ===============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.729226        10.865912        2,759,049.3376
  01/01/2013    to  12/31/2013       10.865912        10.189740        2,062,186.4805
  01/01/2014    to  12/31/2014       10.189740        10.764236        1,993,533.4636
============   ==== ==========       =========        =========       ===============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214980        10.723087          141,516.0026
  01/01/2014    to  12/31/2014       10.723087        11.441855          377,264.6611
============   ==== ==========       =========        =========       ===============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010679         1.065216        7,597,440.7349
  01/01/2013    to  12/31/2013        1.065216         1.151996       13,352,359.8428
  01/01/2014    to  12/31/2014        1.151996         1.219011       15,012,165.0745
============   ==== ==========       =========        =========       ===============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.301144         8.460286        101,524.1587
  01/01/2009    to  12/31/2009        8.460286        10.377335      1,802,042.9300
  01/01/2010    to  12/31/2010       10.377335        11.439728      4,199,478.9099
  01/01/2011    to  12/31/2011       11.439728        11.355300      4,942,310.8334
  01/01/2012    to  12/31/2012       11.355300        12.584198      5,019,943.2853
  01/01/2013    to  12/31/2013       12.584198        13.958021      4,695,865.5544
  01/01/2014    to  12/31/2014       13.958021        14.505773      4,377,167.0518
============   ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.686099         7.756380          7,345.9493
  01/01/2009    to  12/31/2009        7.756380         9.834791      1,442,234.7800
  01/01/2010    to  12/31/2010        9.834791        11.026635      2,127,045.9215
  01/01/2011    to  12/31/2011       11.026635        10.599738      2,368,205.1021
  01/01/2012    to  12/31/2012       10.599738        11.974538      2,047,595.9323
  01/01/2013    to  12/31/2013       11.974538        13.886441      1,805,117.0508
  01/01/2014    to  12/31/2014       13.886441        14.372340      1,954,848.8804
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.138957        47.870784      1,076,495.9235
  01/01/2006    to  12/31/2006       47.870784        55.381470        954,509.0865
  01/01/2007    to  12/31/2007       55.381470        56.412293        757,135.7169
  01/01/2008    to  12/31/2008       56.412293        35.274100        623,657.9898
  01/01/2009    to  12/31/2009       35.274100        41.017005        603,054.3900
  01/01/2010    to  12/31/2010       41.017005        47.141906        592,296.9086
  01/01/2011    to  12/31/2011       47.141906        44.445719        542,561.4028
  01/01/2012    to  12/31/2012       44.445719        51.496265        500,766.1196
  01/01/2013    to  12/31/2013       51.496265        67.660933        441,732.6556
  01/01/2014    to  12/31/2014       67.660933        75.279415        404,162.2088
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.008410         7.890626      2,222,654.6618
  01/01/2006    to  12/31/2006        7.890626         8.227961      2,043,114.2190
  01/01/2007    to  12/31/2007        8.227961         9.505627      1,985,353.8466
  01/01/2008    to  12/31/2008        9.505627         5.624666      1,747,083.6134
  01/01/2009    to  12/31/2009        5.624666         8.036369      2,038,166.1300
  01/01/2010    to  12/31/2010        8.036369        10.078183      2,326,703.9905
  01/01/2011    to  12/31/2011       10.078183         9.735655      2,391,830.7037
  01/01/2012    to  12/31/2012        9.735655        10.869334      2,279,238.2326
  01/01/2013    to  12/31/2013       10.869334        14.580492      2,079,553.8032
  01/01/2014    to  12/31/2014       14.580492        16.149772      1,696,812.3332
============   ==== ==========       =========        =========      ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        8.973971         9.821513        1,640,161.9752
  01/01/2014    to  12/31/2014        9.821513         9.323782        1,410,190.2925
============   ==== ==========       =========        =========        ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088023         6.038254          431,946.7935
  01/01/2009    to  12/31/2009        6.038254         8.454436        1,052,417.6300
  01/01/2010    to  12/31/2010        8.454436         8.876070        1,784,689.4732
  01/01/2011    to  12/31/2011        8.876070         7.472605        2,018,121.7343
  01/01/2012    to  12/31/2012        7.472605         8.618659        1,894,305.6832
  01/01/2013    to  04/26/2013        8.618659         8.927398                0.0000
============   ==== ==========       =========        =========        ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.824619        14.272032          134,994.1800
  01/01/2010    to  12/31/2010       14.272032        14.809536          234,451.9631
  01/01/2011    to  12/31/2011       14.809536        15.586135          283,354.4736
  01/01/2012    to  12/31/2012       15.586135        15.855089          337,801.7289
  01/01/2013    to  12/31/2013       15.855089        15.171972          348,228.1940
  01/01/2014    to  12/31/2014       15.171972        15.714905          399,293.0963
============   ==== ==========       =========        =========        ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799387         9.876423          836,908.6974
  01/01/2006    to  12/31/2006        9.876423        10.142207        1,380,988.0751
  01/01/2007    to  12/31/2007       10.142207        10.439850        1,528,198.8217
  01/01/2008    to  12/31/2008       10.439850        10.519609        3,453,459.7078
  01/01/2009    to  12/31/2009       10.519609        10.358106        3,509,197.2800
  01/01/2010    to  12/31/2010       10.358106        10.173319        2,835,347.4059
  01/01/2011    to  12/31/2011       10.173319         9.992322        2,810,528.0328
  01/01/2012    to  12/31/2012        9.992322         9.813093        3,400,606.6945
  01/01/2013    to  12/31/2013        9.813093         9.638029        2,082,146.1292
  01/01/2014    to  12/31/2014        9.638029         9.466089        1,927,060.4633
============   ==== ==========       =========        =========        ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.799692         9.799722                0.0000
============   ==== ==========       =========        =========        ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.489942        17.226997          248,518.9929
  01/01/2014    to  12/31/2014       17.226997        18.759852          222,385.6844
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.085242        12.124664        304,613.1156
  01/01/2006    to  12/31/2006       12.124664        12.632037        340,639.0078
  01/01/2007    to  12/31/2007       12.632037        15.401303        350,783.1998
  01/01/2008    to  12/31/2008       15.401303         7.820092        317,962.8731
  01/01/2009    to  12/31/2009        7.820092        11.303161        309,335.3700
  01/01/2010    to  12/31/2010       11.303161        14.117238        324,241.7393
  01/01/2011    to  12/31/2011       14.117238        12.830735        320,796.7729
  01/01/2012    to  12/31/2012       12.830735        13.359163        306,491.4906
  01/01/2013    to  04/26/2013       13.359163        14.396828              0.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.367887        11.562016      1,560,795.8047
  01/01/2006    to  12/31/2006       11.562016        11.642913      1,547,216.5941
  01/01/2007    to  12/31/2007       11.642913        12.736327      1,370,855.8448
  01/01/2008    to  12/31/2008       12.736327         7.936920      1,233,062.8874
  01/01/2009    to  12/31/2009        7.936920        10.879438      1,218,218.1100
  01/01/2010    to  12/31/2010       10.879438        11.894387      1,303,738.8928
  01/01/2011    to  12/31/2011       11.894387        11.708536      1,217,375.6992
  01/01/2012    to  12/31/2012       11.708536        13.287480      1,961,504.7512
  01/01/2013    to  12/31/2013       13.287480        17.844249      1,746,427.5370
  01/01/2014    to  12/31/2014       17.844249        19.058273      1,466,920.8118
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564292         9.977183         48,189.7344
  01/01/2008    to  12/31/2008        9.977183         5.702159        178,316.6573
  01/01/2009    to  12/31/2009        5.702159         6.902598        250,265.6000
  01/01/2010    to  12/31/2010        6.902598         7.822517        185,353.4542
  01/01/2011    to  12/31/2011        7.822517         7.388228        269,342.3137
  01/01/2012    to  12/31/2012        7.388228         8.175281        189,826.5168
  01/01/2013    to  04/26/2013        8.175281         8.774528              0.0000
============   ==== ==========       =========        =========      ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.230659         8.465353        3,883,884.1478
  01/01/2006    to  12/31/2006        8.465353         8.947983        3,487,237.6422
  01/01/2007    to  12/31/2007        8.947983        10.043168        2,885,506.3481
  01/01/2008    to  12/31/2008       10.043168         5.332099        2,227,497.9596
  01/01/2009    to  12/31/2009        5.332099         7.525685        1,927,623.8300
  01/01/2010    to  12/31/2010        7.525685         8.086054        1,740,455.6522
  01/01/2011    to  12/31/2011        8.086054         7.832451        1,503,853.0120
  01/01/2012    to  04/27/2012        7.832451         8.800013                0.0000
============   ==== ==========       =========        =========       ===============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.888758        16.043544        2,228,217.0660
  01/01/2006    to  12/31/2006       16.043544        17.676407        1,978,532.4121
  01/01/2007    to  12/31/2007       17.676407        16.131145        1,598,488.4887
  01/01/2008    to  12/31/2008       16.131145         8.533693        1,331,403.3216
  01/01/2009    to  12/31/2009        8.533693        11.834451        1,282,470.4300
  01/01/2010    to  12/31/2010       11.834451        13.339080        1,193,942.0329
  01/01/2011    to  12/31/2011       13.339080        13.951958        1,093,314.7631
  01/01/2012    to  12/31/2012       13.951958        15.288669        1,001,062.3512
  01/01/2013    to  12/31/2013       15.288669        20.498259          912,396.0918
  01/01/2014    to  12/31/2014       20.498259        20.469564          809,394.5657
============   ==== ==========       =========        =========       ===============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064543        10.129022            1,761.1113
  01/01/2009    to  12/31/2009       10.129022        14.197922          159,368.0000
  01/01/2010    to  12/31/2010       14.197922        17.094897          171,869.4777
  01/01/2011    to  12/31/2011       17.094897        14.061559          289,673.4073
  01/01/2012    to  12/31/2012       14.061559        16.281954          216,104.5967
  01/01/2013    to  12/31/2013       16.281954        20.405601          197,149.0608
  01/01/2014    to  12/31/2014       20.405601        18.699838          194,479.3346
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.453089        13.682515          122,496.8652
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.036313        14.390080       21,546,765.3296
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.105078        10.369941        2,443,244.2844
  01/01/2006    to  12/31/2006       10.369941        11.064002        2,898,156.1817
  01/01/2007    to  12/31/2007       11.064002        11.508762        3,757,749.2514
  01/01/2008    to  12/31/2008       11.508762         8.968693        7,265,336.9481
  01/01/2009    to  12/31/2009        8.968693        10.826616        9,500,812.5900
  01/01/2010    to  12/31/2010       10.826616        11.792861       10,718,533.7000
  01/01/2011    to  12/31/2011       11.792861        11.788574       11,274,784.0064
  01/01/2012    to  12/31/2012       11.788574        12.840462       10,055,557.5705
  01/01/2013    to  12/31/2013       12.840462        13.756466        7,828,570.0534
  01/01/2014    to  04/25/2014       13.756466        13.852173                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.225252        10.627130        9,201,916.9296
  01/01/2006    to  12/31/2006       10.627130        11.506096       11,247,462.2064
  01/01/2007    to  12/31/2007       11.506096        12.001131       13,659,352.2150
  01/01/2008    to  12/31/2008       12.001131         8.672324       16,207,307.2590
  01/01/2009    to  12/31/2009        8.672324        10.739578       18,857,923.5300
  01/01/2010    to  12/31/2010       10.739578        11.855988       20,843,034.6172
  01/01/2011    to  12/31/2011       11.855988        11.631326       20,311,453.4608
  01/01/2012    to  12/31/2012       11.631326        12.838561       18,390,140.7266
  01/01/2013    to  12/31/2013       12.838561        14.403353       17,147,795.3983
  01/01/2014    to  04/25/2014       14.403353        14.448906                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.434587        14.910526       29,665,472.2528
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.388855        10.930758       20,949,578.4864
  01/01/2006    to  12/31/2006       10.930758        12.022266       27,286,538.8309
  01/01/2007    to  12/31/2007       12.022266        12.383127       33,870,556.6607
  01/01/2008    to  12/31/2008       12.383127         8.277530       32,275,062.1718
  01/01/2009    to  12/31/2009        8.277530        10.433553       33,634,606.3700
  01/01/2010    to  12/31/2010       10.433553        11.639689       35,224,850.2923
  01/01/2011    to  12/31/2011       11.639689        11.237801       35,361,838.4371
  01/01/2012    to  12/31/2012       11.237801        12.573811       32,721,341.2395
  01/01/2013    to  12/31/2013       12.573811        14.747678       30,872,122.0232
  01/01/2014    to  04/25/2014       14.747678        14.749798                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.408551        14.969507       32,517,974.3572
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998027         7.014269        2,124,172.0065
  01/01/2009    to  12/31/2009        7.014269         8.856104        3,668,059.6900
  01/01/2010    to  12/31/2010        8.856104         9.571990        4,465,311.3527
  01/01/2011    to  12/31/2011        9.571990         9.236064        4,605,901.7716
  01/01/2012    to  12/31/2012        9.236064        10.532994        4,154,307.1322
  01/01/2013    to  04/26/2013       10.532994        11.324926                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.599700        11.361125       19,917,570.3516
  01/01/2006    to  12/31/2006       11.361125        12.676036       29,901,569.1855
  01/01/2007    to  12/31/2007       12.676036        13.034100       44,918,849.8659
  01/01/2008    to  12/31/2008       13.034100         7.953419       43,636,600.2259
  01/01/2009    to  12/31/2009        7.953419        10.162676       40,988,993.6000
  01/01/2010    to  12/31/2010       10.162676        11.527582       38,900,736.9868
  01/01/2011    to  12/31/2011       11.527582        10.883780       36,631,324.7247
  01/01/2012    to  12/31/2012       10.883780        12.368927       32,469,461.8049
  01/01/2013    to  12/31/2013       12.368927        15.296509       33,299,508.3852
  01/01/2014    to  04/25/2014       15.296509        15.215505                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.695786        13.296994           48,361.3100
  01/01/2010    to  12/31/2010       13.296994        16.444869           97,875.1016
  01/01/2011    to  12/31/2011       16.444869        15.790359          103,303.7932
  01/01/2012    to  12/31/2012       15.790359        18.184822          139,040.5154
  01/01/2013    to  12/31/2013       18.184822        23.710385          142,190.0915
  01/01/2014    to  12/31/2014       23.710385        25.432717          144,165.3458
============   ==== ==========       =========        =========       ===============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.220948        11.503609        1,519,249.0129
  01/01/2006    to  12/31/2006       11.503609        13.014826        1,318,334.2929
  01/01/2007    to  12/31/2007       13.014826        13.417251        1,047,513.7250
  01/01/2008    to  12/31/2008       13.417251         8.267288          919,075.7166
  01/01/2009    to  12/31/2009        8.267288        10.224509        1,088,761.5900
  01/01/2010    to  12/31/2010       10.224509        11.497376        1,133,490.9401
  01/01/2011    to  12/31/2011       11.497376        11.477358        1,083,967.2354
  01/01/2012    to  12/31/2012       11.477358        13.010646        1,307,982.8142
  01/01/2013    to  12/31/2013       13.010646        16.829280        1,316,339.9780
  01/01/2014    to  12/31/2014       16.829280        18.694177        1,189,299.7948
============   ==== ==========       =========        =========       ===============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.811965        20.756199        453,547.5207
  01/01/2014    to  12/31/2014       20.756199        22.539090        377,528.8696
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998027         6.581951        119,379.1955
  01/01/2009    to  12/31/2009        6.581951         8.073191        572,596.4800
  01/01/2010    to  12/31/2010        8.073191         8.803303        931,265.7032
  01/01/2011    to  12/31/2011        8.803303         8.599289      1,049,171.2942
  01/01/2012    to  12/31/2012        8.599289         9.620356        976,494.8778
  01/01/2013    to  04/26/2013        9.620356        10.524851              0.0000
============   ==== ==========       =========        =========      ==============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.848886        11.373048         60,561.6600
  01/01/2010    to  12/31/2010       11.373048        12.037580        105,389.7065
  01/01/2011    to  12/31/2011       12.037580        10.327221        148,274.8066
  01/01/2012    to  12/31/2012       10.327221        11.961547        161,821.1811
  01/01/2013    to  12/31/2013       11.961547        14.266681        228,021.1864
  01/01/2014    to  12/31/2014       14.266681        13.125095        239,626.4593
============   ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       15.760038        19.627813        389,608.0558
  01/01/2014    to  12/31/2014       19.627813        19.219718        347,683.3000
============   ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.392661        14.214507        787,627.2410
  01/01/2006    to  12/31/2006       14.214507        16.010503        624,114.6295
  01/01/2007    to  12/31/2007       16.010503        15.297171        499,276.5476
  01/01/2008    to  12/31/2008       15.297171         9.269262        450,501.5077
  01/01/2009    to  12/31/2009        9.269262        12.450655        492,061.6400
  01/01/2010    to  12/31/2010       12.450655        15.024065        514,603.5711
  01/01/2011    to  12/31/2011       15.024065        13.977994        529,430.9875
  01/01/2012    to  12/31/2012       13.977994        14.452926        490,998.0234
  01/01/2013    to  04/26/2013       14.452926        15.651038              0.0000
============   ==== ==========       =========        =========      ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.969103        13.465685         39,116.0100
  01/01/2010    to  12/31/2010       13.465685        16.736517        114,458.4914
  01/01/2011    to  12/31/2011       16.736517        15.727087        122,076.0696
  01/01/2012    to  12/31/2012       15.727087        17.907911        188,141.4161
  01/01/2013    to  12/31/2013       17.907911        24.293548        231,332.3913
  01/01/2014    to  12/31/2014       24.293548        24.988752        202,456.9673
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.807827         8.572970        900,566.6029
  01/01/2014    to  12/31/2014        8.572970         9.163183      1,003,900.8494
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.274839         4.661325        961,138.9494
  01/01/2006    to  12/31/2006        4.661325         4.823166        908,692.4532
  01/01/2007    to  12/31/2007        4.823166         6.229901        956,219.8608
  01/01/2008    to  12/31/2008        6.229901         3.398616        756,722.0825
  01/01/2009    to  12/31/2009        3.398616         5.306594        790,582.3400
  01/01/2010    to  12/31/2010        5.306594         6.655218        815,843.6140
  01/01/2011    to  12/31/2011        6.655218         5.889901        969,493.0433
  01/01/2012    to  12/31/2012        5.889901         6.485249        803,548.2340
  01/01/2013    to  04/26/2013        6.485249         6.773144              0.0000
============   ==== ==========       =========        =========      ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.603814        14.718034         86,059.4500
  01/01/2010    to  12/31/2010       14.718034        18.651343        280,111.8297
  01/01/2011    to  12/31/2011       18.651343        15.264514        318,658.5921
  01/01/2012    to  12/31/2012       15.264514        15.377272        343,233.3481
  01/01/2013    to  12/31/2013       15.377272        16.727253        301,021.9371
  01/01/2014    to  12/31/2014       16.727253        13.336181        309,662.7370
============   ==== ==========       =========        =========      ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382        15.096769         14,731.7289
  01/01/2006    to  12/31/2006       15.096769        15.408678         39,328.2866
  01/01/2007    to  12/31/2007       15.408678        15.742695         84,109.8648
  01/01/2008    to  12/31/2008       15.742695        15.378827        278,505.7173
  01/01/2009    to  12/31/2009       15.378827        15.720806        322,022.8500
  01/01/2010    to  12/31/2010       15.720806        16.288453        422,324.1286
  01/01/2011    to  12/31/2011       16.288453        16.841092        544,954.9952
  01/01/2012    to  12/31/2012       16.841092        17.043155        449,689.5657
  01/01/2013    to  12/31/2013       17.043155        16.587579        408,604.9913
  01/01/2014    to  12/31/2014       16.587579        16.707126        382,405.3069
============   ==== ==========       =========        =========      ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.735525        12.695134        4,489,657.5895
  01/01/2006    to  12/31/2006       12.695134        14.265570        4,233,485.5363
  01/01/2007    to  12/31/2007       14.265570        14.630624        3,661,355.2511
  01/01/2008    to  12/31/2008       14.630624         8.699080        3,111,521.8681
  01/01/2009    to  12/31/2009        8.699080        11.263222        3,117,520.2300
  01/01/2010    to  12/31/2010       11.263222        12.369630        3,171,564.9799
  01/01/2011    to  12/31/2011       12.369630        11.641659        3,142,392.6232
  01/01/2012    to  12/31/2012       11.641659        12.885091        2,727,544.1721
  01/01/2013    to  12/31/2013       12.885091        16.898436        2,358,517.6104
  01/01/2014    to  12/31/2014       16.898436        18.330797        1,979,457.2707
============   ==== ==========       =========        =========        ==============

SERIES L





                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.173017        10.488634        308,209.2878
  01/01/2013    to  12/31/2013       10.488634        11.444039        353,857.9697
  01/01/2014    to  12/31/2014       11.444039        12.059789        353,388.3342
============   ==== ==========       =========        =========      ==============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996789         1.037181         38,822.6247
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007972         6.989945        413,620.6181
  01/01/2009    to  12/31/2009        6.989945         8.874139      1,910,296.5100
  01/01/2010    to  12/31/2010        8.874139         9.770954      5,040,356.9498
  01/01/2011    to  12/31/2011        9.770954         9.388157      6,281,076.9956
  01/01/2012    to  12/31/2012        9.388157        10.461928      6,022,799.7865
  01/01/2013    to  12/31/2013       10.461928        12.173490      5,479,454.8590
  01/01/2014    to  12/31/2014       12.173490        12.673243      5,022,233.6448
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997973         6.340094        673,196.8497
  01/01/2009    to  12/31/2009        6.340094         8.342480      1,991,225.1600
  01/01/2010    to  12/31/2010        8.342480         9.293873      2,225,959.5908
  01/01/2011    to  12/31/2011        9.293873         8.692032      2,298,565.5669
  01/01/2012    to  12/31/2012        8.692032         9.910548      2,198,882.1305
  01/01/2013    to  12/31/2013        9.910548        12.171696      2,115,270.3274
  01/01/2014    to  12/31/2014       12.171696        12.711828      2,187,761.6033
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987973         5.741807        104,600.6439
  01/01/2009    to  12/31/2009        5.741807         7.828570        348,221.7400
  01/01/2010    to  12/31/2010        7.828570         9.093560        662,812.1738
  01/01/2011    to  12/31/2011        9.093560         8.516420        831,766.1313
  01/01/2012    to  12/31/2012        8.516420         9.815118        808,227.7513
  01/01/2013    to  12/31/2013        9.815118        12.505165        684,554.2635
  01/01/2014    to  12/31/2014       12.505165        13.280559        521,223.5723
============   ==== ==========       =========        =========      ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017972         7.661591        540,012.3109
  01/01/2009    to  12/31/2009        7.661591         9.280852      1,468,339.4100
  01/01/2010    to  12/31/2010        9.280852        10.013393      2,564,254.8891
  01/01/2011    to  12/31/2011       10.013393         9.849039      2,618,581.9347
  01/01/2012    to  12/31/2012        9.849039        10.715470      2,501,258.9870
  01/01/2013    to  12/31/2013       10.715470        11.941314      2,160,608.9550
  01/01/2014    to  12/31/2014       11.941314        12.436859      1,860,314.6672
============   ==== ==========       =========        =========      ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.101593        11.472543        649,362.1331
  01/01/2013    to  12/31/2013       11.472543        10.880300        444,089.8963
  01/01/2014    to  12/31/2014       10.880300        11.107839        402,497.8660
============   ==== ==========       =========        =========      ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.929073        10.219693        747,193.7040
  01/01/2013    to  12/31/2013       10.219693        11.066570        828,334.2350
  01/01/2014    to  12/31/2014       11.066570        11.506402        825,611.4234
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.953305        11.897978          1,680.9757
  01/01/2009    to  12/31/2009       11.897978        17.128578         54,649.5200
  01/01/2010    to  12/31/2010       17.128578        19.466818        158,193.0660
  01/01/2011    to  12/31/2011       19.466818        19.558805        197,355.8982
  01/01/2012    to  12/31/2012       19.558805        22.374561        202,120.7907
  01/01/2013    to  12/31/2013       22.374561        24.014481        171,264.3456
  01/01/2014    to  12/31/2014       24.014481        24.351133         93,556.9744
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.794986        14.230000         63,531.6087
  01/01/2006    to  12/31/2006       14.230000        19.220070        107,179.7029
  01/01/2007    to  12/31/2007       19.220070        16.034691         62,377.7238
  01/01/2008    to  12/31/2008       16.034691         9.180346         70,433.5864
  01/01/2009    to  12/31/2009        9.180346        12.142370         79,128.8100
  01/01/2010    to  12/31/2010       12.142370        13.839867        122,489.5227
  01/01/2011    to  12/31/2011       13.839867        12.827651        134,108.4413
  01/01/2012    to  12/31/2012       12.827651        15.863844        120,521.6061
  01/01/2013    to  12/31/2013       15.863844        16.125203        116,907.5551
  01/01/2014    to  12/31/2014       16.125203        17.929838        126,312.0232
============   ==== ==========       =========        =========      ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.059930         7.871843        359,518.0282
  01/01/2006    to  12/31/2006        7.871843         7.593588        255,114.9821
  01/01/2007    to  12/31/2007        7.593588         7.622609        203,425.6300
  01/01/2008    to  12/31/2008        7.622609         4.560348        156,051.3320
  01/01/2009    to  12/31/2009        4.560348         5.952366        137,719.0100
  01/01/2010    to  12/31/2010        5.952366         7.233279        216,829.5076
  01/01/2011    to  12/31/2011        7.233279         7.331562        460,281.6600
  01/01/2012    to  12/31/2012        7.331562         8.528399        343,099.2520
  01/01/2013    to  12/31/2013        8.528399        12.189990        397,926.1797
  01/01/2014    to  12/31/2014       12.189990        14.227397        560,672.3239
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      133.216266       136.590360          3,207.4878
  01/01/2011    to  12/31/2011      136.590360       123.974133          7,490.6079
  01/01/2012    to  12/31/2012      123.974133       149.089951         10,662.1210
  01/01/2013    to  12/31/2013      149.089951       188.487955         10,429.1456
  01/01/2014    to  04/25/2014      188.487955       195.995813              0.0000
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246380        10.617665          2,294.4303
  01/01/2006    to  12/31/2006       10.617665        11.109693         41,188.7861
  01/01/2007    to  12/31/2007       11.109693        10.260797         39,735.9689
  01/01/2008    to  12/31/2008       10.260797         4.571011         33,229.2079
  01/01/2009    to  12/31/2009        4.571011         6.191014         90,229.9300
  01/01/2010    to  12/31/2010        6.191014         6.523369        133,955.0840
  01/01/2011    to  04/29/2011        6.523369         6.926195              0.0000
============   ==== ==========      ==========       ==========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.935719        13.186545         89,079.1257
  01/01/2006    to  12/31/2006       13.186545        14.976870         77,750.6933
  01/01/2007    to  12/31/2007       14.976870        15.156081         74,161.2951
  01/01/2008    to  12/31/2008       15.156081         9.510171         56,482.7052
  01/01/2009    to  12/31/2009        9.510171        12.351588         46,001.5200
  01/01/2010    to  12/31/2010       12.351588        15.063597         77,702.0420
  01/01/2011    to  12/31/2011       15.063597        13.857334        104,616.7663
  01/01/2012    to  12/31/2012       13.857334        16.066470        110,289.5772
  01/01/2013    to  12/31/2013       16.066470        20.921723        109,509.2878
  01/01/2014    to  12/31/2014       20.921723        23.255219        103,296.7793
============   ==== ==========      ==========       ==========        ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.769159        15.441940        354,854.6931
  01/01/2006    to  12/31/2006       15.441940        19.533086        292,758.3505
  01/01/2007    to  12/31/2007       19.533086        18.958612        210,647.7204
  01/01/2008    to  12/31/2008       18.958612        11.001265        164,486.7164
  01/01/2009    to  12/31/2009       11.001265        16.746123        170,374.2400
  01/01/2010    to  12/31/2010       16.746123        19.138699        242,716.1132
  01/01/2011    to  12/31/2011       19.138699        16.110007        322,082.9293
  01/01/2012    to  12/31/2012       16.110007        20.439093        287,560.8558
  01/01/2013    to  12/31/2013       20.439093        26.182208        291,990.4142
  01/01/2014    to  12/31/2014       26.182208        24.214073        312,730.7499
============   ==== ==========       =========        =========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010638         1.044753      4,006,077.9589
  01/01/2013    to  12/31/2013        1.044753         1.044689      2,699,962.1183
  01/01/2014    to  12/31/2014        1.044689         1.082773      2,415,585.9911
============   ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998479        10.444315          9,282.5599
  01/01/2006    to  12/31/2006       10.444315        11.899361         37,085.2769
  01/01/2007    to  12/31/2007       11.899361        11.388978         42,377.7805
  01/01/2008    to  12/31/2008       11.388978         7.164665         60,750.0492
  01/01/2009    to  12/31/2009        7.164665         8.902221         77,492.7900
  01/01/2010    to  12/31/2010        8.902221        10.037209        177,962.8310
  01/01/2011    to  12/31/2011       10.037209         9.707455        221,198.6694
  01/01/2012    to  12/31/2012        9.707455        11.285093        259,308.5992
  01/01/2013    to  12/31/2013       11.285093        14.998753        181,859.2466
  01/01/2014    to  12/31/2014       14.998753        16.094940        194,555.7836
============   ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.001852        15.765623         20,101.1293
  01/01/2009    to  12/31/2009       15.765623        19.583253         34,497.3500
  01/01/2010    to  12/31/2010       19.583253        24.132147         55,568.3432
  01/01/2011    to  12/31/2011       24.132147        22.814534         54,690.6920
  01/01/2012    to  12/31/2012       22.814534        25.685574         47,574.6578
  01/01/2013    to  12/31/2013       25.685574        32.856314         58,474.5437
  01/01/2014    to  12/31/2014       32.856314        35.364398         64,480.0213
============   ==== ==========       =========        =========      ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.000973        12.755483        347,442.3340
  01/01/2006    to  12/31/2006       12.755483        14.298273        252,901.9449
  01/01/2007    to  12/31/2007       14.298273        15.588625        169,057.5394
  01/01/2008    to  12/31/2008       15.588625         9.375599        124,027.2287
  01/01/2009    to  12/31/2009        9.375599        12.316433        119,950.2500
  01/01/2010    to  12/31/2010       12.316433        15.256580        130,106.8665
  01/01/2011    to  12/31/2011       15.256580        14.815549        140,902.7844
  01/01/2012    to  12/31/2012       14.815549        17.193866        116,291.6048
  01/01/2013    to  12/31/2013       17.193866        23.660099        139,926.8485
  01/01/2014    to  12/31/2014       23.660099        25.063801        129,649.3245
============   ==== ==========       =========        =========      ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.982397        10.415288        344,985.8777
  01/01/2014    to  12/31/2014       10.415288        10.745007        412,219.3625
============   ==== ==========       =========        =========      ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.037971         8.924700         20,851.6775
  01/01/2009    to  12/31/2009        8.924700         9.823148        101,839.9900
  01/01/2010    to  12/31/2010        9.823148        10.231419        393,029.1841
  01/01/2011    to  12/31/2011       10.231419        10.625827        349,224.0736
  01/01/2012    to  12/31/2012       10.625827        10.942791        344,397.4313
  01/01/2013    to  04/26/2013       10.942791        10.914101              0.0000
============   ==== ==========       =========        =========      ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012693         1.046793        582,495.0331
  01/01/2013    to  12/31/2013        1.046793         1.140507      1,332,248.2536
  01/01/2014    to  12/31/2014        1.140507         1.197703      1,690,888.6577
============   ==== ==========       =========        =========      ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988479        10.308289         10,943.1270
  01/01/2007    to  12/31/2007       10.308289        12.936770         73,621.7731
  01/01/2008    to  12/31/2008       12.936770         7.713291         76,465.4714
  01/01/2009    to  12/31/2009        7.713291        10.662621         93,737.7400
  01/01/2010    to  12/31/2010       10.662621        12.771469        141,984.9610
  01/01/2011    to  12/31/2011       12.771469        12.351922        173,535.4128
  01/01/2012    to  12/31/2012       12.351922        14.177242        158,632.3990
  01/01/2013    to  12/31/2013       14.177242        16.301216        105,471.3474
  01/01/2014    to  12/31/2014       16.301216        16.557238         96,177.3037
============   ==== ==========       =========        =========      ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.893911        16.832770        466,319.1058
  01/01/2006    to  12/31/2006       16.832770        18.036741        336,052.2489
  01/01/2007    to  12/31/2007       18.036741        18.864032        254,034.5007
  01/01/2008    to  12/31/2008       18.864032        15.072423        180,710.3005
  01/01/2009    to  12/31/2009       15.072423        20.237261        182,456.5900
  01/01/2010    to  12/31/2010       20.237261        22.442270        171,730.6815
  01/01/2011    to  12/31/2011       22.442270        23.014253        153,659.3932
  01/01/2012    to  12/31/2012       23.014253        25.515082        144,117.5183
  01/01/2013    to  12/31/2013       25.515082        27.045951        172,091.8495
  01/01/2014    to  12/31/2014       27.045951        27.832322        130,183.1508
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997466        10.191636         12,242.3286
  01/01/2011    to  12/31/2011       10.191636        10.206128         30,777.2013
  01/01/2012    to  12/31/2012       10.206128        10.752489         35,712.7710
  01/01/2013    to  12/31/2013       10.752489        10.960322         68,516.6274
  01/01/2014    to  12/31/2014       10.960322        10.838614         69,113.2659
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987467         9.737301         62,015.5923
  01/01/2012    to  12/31/2012        9.737301         9.978243         79,206.0840
  01/01/2013    to  12/31/2013        9.978243         9.909038        275,599.5831
  01/01/2014    to  12/31/2014        9.909038         9.830297        320,065.8619
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997973        10.864315          2,544.7300
  01/01/2010    to  12/31/2010       10.864315        12.109598         47,112.4891
  01/01/2011    to  12/31/2011       12.109598        11.848773         83,441.0564
  01/01/2012    to  12/31/2012       11.848773        13.292212         93,982.0847
  01/01/2013    to  12/31/2013       13.292212        13.183930         65,253.7063
  01/01/2014    to  12/31/2014       13.183930        13.089869         53,065.6031
============   ==== ==========       =========        =========        ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.683922        11.577371        453,134.1425
  01/01/2006    to  12/31/2006       11.577371        12.916899        430,095.8418
  01/01/2007    to  12/31/2007       12.916899        13.044878        393,745.0904
  01/01/2008    to  12/31/2008       13.044878         7.578746        366,896.4756
  01/01/2009    to  12/31/2009        7.578746         9.868646        417,185.2700
  01/01/2010    to  12/31/2010        9.868646        11.286480        492,091.1502
  01/01/2011    to  12/31/2011       11.286480        10.440030        636,686.1820
  01/01/2012    to  12/31/2012       10.440030        11.963387        572,037.0872
  01/01/2013    to  12/31/2013       11.963387        15.209528        553,986.7993
  01/01/2014    to  12/31/2014       15.209528        15.690490        534,645.3396
============   ==== ==========       =========        =========        ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.955906        10.386393        663,385.9325
  01/01/2013    to  12/31/2013       10.386393        11.660351        740,576.9294
  01/01/2014    to  12/31/2014       11.660351        12.551026        998,124.7857
============   ==== ==========       =========        =========        ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077368         1.123121        568,888.3985
  01/01/2014    to  12/31/2014        1.123121         1.204640        941,093.0607
============   ==== ==========       =========        =========        ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.150432        16.042051        345,188.4503
  01/01/2006    to  12/31/2006       16.042051        17.816693        250,748.0426
  01/01/2007    to  12/31/2007       17.816693        16.959964        200,392.6421
  01/01/2008    to  12/31/2008       16.959964        11.683140        208,671.8281
  01/01/2009    to  12/31/2009       11.683140        14.502604        218,291.2100
  01/01/2010    to  12/31/2010       14.502604        17.069739        237,048.1774
  01/01/2011    to  12/31/2011       17.069739        15.251803        235,504.0994
  01/01/2012    to  12/31/2012       15.251803        17.663668        192,145.4691
  01/01/2013    to  12/31/2013       17.663668        22.966386        160,529.4744
  01/01/2014    to  12/31/2014       22.966386        22.932126        138,752.0290
============   ==== ==========       =========        =========        ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988479        10.446896           4,824.3449
  01/01/2007    to  12/31/2007       10.446896        14.009617          41,462.2790
  01/01/2008    to  12/31/2008       14.009617         6.115232         146,238.7545
  01/01/2009    to  12/31/2009        6.115232        10.142178         177,530.7400
  01/01/2010    to  12/31/2010       10.142178        12.311772         334,394.3092
  01/01/2011    to  12/31/2011       12.311772         9.825787         385,528.7110
  01/01/2012    to  12/31/2012        9.825787        11.467276         411,662.2052
  01/01/2013    to  12/31/2013       11.467276        10.696331         459,275.4688
  01/01/2014    to  12/31/2014       10.696331         9.815497         479,248.7075
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.005663        12.578868         394,172.6589
  01/01/2006    to  12/31/2006       12.578868        15.629281         366,173.5529
  01/01/2007    to  12/31/2007       15.629281        17.380306         311,209.4565
  01/01/2008    to  12/31/2008       17.380306         9.832803         247,165.8076
  01/01/2009    to  12/31/2009        9.832803        12.699490         226,291.6300
  01/01/2010    to  12/31/2010       12.699490        13.888670         247,873.5142
  01/01/2011    to  12/31/2011       13.888670        12.173685         233,062.7805
  01/01/2012    to  12/31/2012       12.173685        13.945926         222,577.2471
  01/01/2013    to  12/31/2013       13.945926        16.326750         210,649.9065
  01/01/2014    to  12/31/2014       16.326750        14.913597         180,788.3226
============   ==== ==========       =========        =========       ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999747         1.032376               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.133696        11.081785         801,047.9493
  01/01/2006    to  12/31/2006       11.081785        10.921289         403,321.7339
  01/01/2007    to  12/31/2007       10.921289        11.877609         244,673.5849
  01/01/2008    to  12/31/2008       11.877609        10.856050         388,595.3823
  01/01/2009    to  12/31/2009       10.856050        12.580586         568,102.3100
  01/01/2010    to  12/31/2010       12.580586        13.308523         734,110.3181
  01/01/2011    to  12/31/2011       13.308523        14.520839       1,022,796.2133
  01/01/2012    to  12/31/2012       14.520839        15.554886         945,363.8478
  01/01/2013    to  12/31/2013       15.554886        13.853433         842,255.5200
  01/01/2014    to  12/31/2014       13.853433        13.992948         745,816.6187
============   ==== ==========       =========        =========       ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.891821        11.936829        962,663.7430
  01/01/2006    to  12/31/2006       11.936829        12.248038        766,544.5388
  01/01/2007    to  12/31/2007       12.248038        12.931798        647,594.9172
  01/01/2008    to  12/31/2008       12.931798        12.746166        668,544.2088
  01/01/2009    to  12/31/2009       12.746166        14.768453        965,763.1500
  01/01/2010    to  12/31/2010       14.768453        15.682349      1,519,133.3632
  01/01/2011    to  12/31/2011       15.682349        15.883636      1,838,187.0889
  01/01/2012    to  12/31/2012       15.883636        17.036445      1,772,195.0198
  01/01/2013    to  12/31/2013       17.036445        16.403823      1,584,905.7695
  01/01/2014    to  12/31/2014       16.403823        16.778165      1,539,374.2815
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.508920        15.290033            965.2400
  01/01/2010    to  12/31/2010       15.290033        17.401179          9,275.5560
  01/01/2011    to  12/31/2011       17.401179        16.250555         13,333.8716
  01/01/2012    to  12/31/2012       16.250555        17.606464         20,179.4706
  01/01/2013    to  12/31/2013       17.606464        22.937983         20,663.3503
  01/01/2014    to  12/31/2014       22.937983        24.979056         19,867.3121
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.723348        12.277328         21,622.3426
  01/01/2011    to  12/31/2011       12.277328        12.469565         75,130.4505
  01/01/2012    to  12/31/2012       12.469565        13.641918         58,722.9086
  01/01/2013    to  12/31/2013       13.641918        13.580801        128,479.0057
  01/01/2014    to  12/31/2014       13.580801        13.924157        191,340.0759
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.723820        10.856793        105,890.5125
  01/01/2013    to  12/31/2013       10.856793        10.176098         98,935.5833
  01/01/2014    to  12/31/2014       10.176098        10.744452        115,728.1628
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214840        10.719329          1,913.9628
  01/01/2014    to  12/31/2014       10.719329        11.432127          2,227.5510
============   ==== ==========       =========        =========      ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010671         1.064850        576,879.1441
  01/01/2013    to  12/31/2013        1.064850         1.151025      1,003,820.2228
  01/01/2014    to  12/31/2014        1.151025         1.217374      1,112,704.1304
============   ==== ==========       =========        =========      ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.288218         8.446522               0.0000
  01/01/2009    to  12/31/2009        8.446522        10.355272         346,982.8600
  01/01/2010    to  12/31/2010       10.355272        11.409705       1,186,573.2593
  01/01/2011    to  12/31/2011       11.409705        11.319849       1,760,346.6347
  01/01/2012    to  12/31/2012       11.319849        12.538608       1,806,528.1608
  01/01/2013    to  12/31/2013       12.538608        13.900502       1,678,780.3957
  01/01/2014    to  12/31/2014       13.900502        14.438774       1,358,600.6096
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.674129         7.743759          10,289.0153
  01/01/2009    to  12/31/2009        7.743759         9.813878          70,362.2300
  01/01/2010    to  12/31/2010        9.813878        10.997693         246,146.8301
  01/01/2011    to  12/31/2011       10.997693        10.566641         189,441.6942
  01/01/2012    to  12/31/2012       10.566641        11.931151         234,295.7420
  01/01/2013    to  12/31/2013       11.931151        13.829212         265,006.6375
  01/01/2014    to  12/31/2014       13.829212        14.305952         235,134.1594
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.070287        47.777236         279,911.0496
  01/01/2006    to  12/31/2006       47.777236        55.245718         214,329.1250
  01/01/2007    to  12/31/2007       55.245718        56.245743         154,068.2925
  01/01/2008    to  12/31/2008       56.245743        35.152266         117,772.8956
  01/01/2009    to  12/31/2009       35.152266        40.854887         109,404.3300
  01/01/2010    to  12/31/2010       40.854887        46.932127         116,945.8957
  01/01/2011    to  12/31/2011       46.932127        44.225853         120,233.0583
  01/01/2012    to  12/31/2012       44.225853        51.215775         110,442.4109
  01/01/2013    to  12/31/2013       51.215775        67.258778         106,100.8188
  01/01/2014    to  12/31/2014       67.258778        74.794570         109,773.1223
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        6.998318         7.875340         491,258.9818
  01/01/2006    to  12/31/2006        7.875340         8.207928         381,877.5517
  01/01/2007    to  12/31/2007        8.207928         9.477722         302,925.5529
  01/01/2008    to  12/31/2008        9.477722         5.605335         404,534.2244
  01/01/2009    to  12/31/2009        5.605335         8.004745         419,042.4000
  01/01/2010    to  12/31/2010        8.004745        10.033512         580,720.0689
  01/01/2011    to  12/31/2011       10.033512         9.687665         633,027.5724
  01/01/2012    to  12/31/2012        9.687665        10.810320         584,718.9375
  01/01/2013    to  12/31/2013       10.810320        14.494085         515,761.7297
  01/01/2014    to  12/31/2014       14.494085        16.046040         434,010.1661
============   ==== ==========       =========        =========       ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        8.951477         9.793596        572,850.4130
  01/01/2014    to  12/31/2014        9.793596         9.292629        551,792.5100
============   ==== ==========       =========        =========        ============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.087968         6.036171        195,139.2294
  01/01/2009    to  12/31/2009        6.036171         8.447296        253,852.3800
  01/01/2010    to  12/31/2010        8.447296         8.864145        567,176.9853
  01/01/2011    to  12/31/2011        8.864145         7.458837        693,459.1330
  01/01/2012    to  12/31/2012        7.458837         8.598458        687,462.1157
  01/01/2013    to  04/26/2013        8.598458         8.905057              0.0000
============   ==== ==========       =========        =========        ============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.752297        14.192683         13,332.4900
  01/01/2010    to  12/31/2010       14.192683        14.719838         47,558.7677
  01/01/2011    to  12/31/2011       14.719838        15.484013         87,313.8019
  01/01/2012    to  12/31/2012       15.484013        15.743288        201,698.3291
  01/01/2013    to  12/31/2013       15.743288        15.057455        186,850.6952
  01/01/2014    to  12/31/2014       15.057455        15.588494        192,520.5313
============   ==== ==========       =========        =========        ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.783649         9.857293        172,802.3257
  01/01/2006    to  12/31/2006        9.857293        10.117516        165,229.2989
  01/01/2007    to  12/31/2007       10.117516        10.409201        199,115.8653
  01/01/2008    to  12/31/2008       10.409201        10.483469        603,221.9929
  01/01/2009    to  12/31/2009       10.483469        10.317359        570,086.2600
  01/01/2010    to  12/31/2010       10.317359        10.128233        861,827.7166
  01/01/2011    to  12/31/2011       10.128233         9.943078        775,134.2392
  01/01/2012    to  12/31/2012        9.943078         9.759823        647,967.8518
  01/01/2013    to  12/31/2013        9.759823         9.580917        588,291.5567
  01/01/2014    to  12/31/2014        9.580917         9.405291        826,579.3466
============   ==== ==========       =========        =========        ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.785589         9.784024              0.0000
============   ==== ==========       =========        =========        ============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.424852        17.143839         53,906.5048
  01/01/2014    to  12/31/2014       17.143839        18.659961         50,018.4403
============   ==== ==========       =========        =========        ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.081524        12.114562       51,098.6885
  01/01/2006    to  12/31/2006       12.114562        12.615221       45,447.2404
  01/01/2007    to  12/31/2007       12.615221        15.373078       52,233.9406
  01/01/2008    to  12/31/2008       15.373078         7.801833       34,337.1104
  01/01/2009    to  12/31/2009        7.801833        11.271134       36,003.5800
  01/01/2010    to  12/31/2010       11.271134        14.070208       62,249.4927
  01/01/2011    to  12/31/2011       14.070208        12.781608       61,966.7449
  01/01/2012    to  12/31/2012       12.781608        13.301322       64,138.2865
  01/01/2013    to  04/26/2013       13.301322        14.332215            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.354060        11.540848      382,387.6127
  01/01/2006    to  12/31/2006       11.540848        11.615805      290,791.4869
  01/01/2007    to  12/31/2007       11.615805        12.700292      202,310.8359
  01/01/2008    to  12/31/2008       12.700292         7.910484      197,972.2178
  01/01/2009    to  12/31/2009        7.910484        10.837784      236,227.4500
  01/01/2010    to  12/31/2010       10.837784        11.842929      334,277.1370
  01/01/2011    to  12/31/2011       11.842929        11.652065      312,820.4525
  01/01/2012    to  12/31/2012       11.652065        13.216751      457,405.2528
  01/01/2013    to  12/31/2013       13.216751        17.740395      464,972.6060
  01/01/2014    to  12/31/2014       17.740395        18.937882      405,841.2960
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564133         9.976347        4,281.3773
  01/01/2008    to  12/31/2008        9.976347         5.698814      270,523.4055
  01/01/2009    to  12/31/2009        5.698814         6.895099      116,026.5000
  01/01/2010    to  12/31/2010        6.895099         7.810117      166,171.4093
  01/01/2011    to  12/31/2011        7.810117         7.372835      184,615.6323
  01/01/2012    to  12/31/2012        7.372835         8.154149      165,750.0438
  01/01/2013    to  04/26/2013        8.154149         8.750456            0.0000
============   ==== ==========       =========        =========      ============

                        1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.218854         8.449002        1,066,644.1820
  01/01/2006    to  12/31/2006        8.449002         8.926249          764,969.0386
  01/01/2007    to  12/31/2007        8.926249        10.013742          662,541.2654
  01/01/2008    to  12/31/2008       10.013742         5.313801          427,512.4244
  01/01/2009    to  12/31/2009        5.313801         7.496112          369,865.8500
  01/01/2010    to  12/31/2010        7.496112         8.050256          309,845.1820
  01/01/2011    to  12/31/2011        8.050256         7.793885          252,498.3533
  01/01/2012    to  04/27/2012        7.793885         8.755258                0.0000
============   ==== ==========       =========        =========        ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.867391        16.012543          549,715.1024
  01/01/2006    to  12/31/2006       16.012543        17.633463          372,196.9062
  01/01/2007    to  12/31/2007       17.633463        16.083868          267,218.9885
  01/01/2008    to  12/31/2008       16.083868         8.504402          223,680.9097
  01/01/2009    to  12/31/2009        8.504402        11.787932          215,857.0500
  01/01/2010    to  12/31/2010       11.787932        13.280010          212,797.7442
  01/01/2011    to  12/31/2011       13.280010        13.883244          184,558.0210
  01/01/2012    to  12/31/2012       13.883244        15.205726          171,250.4482
  01/01/2013    to  12/31/2013       15.205726        20.376869          178,721.5379
  01/01/2014    to  12/31/2014       20.376869        20.338167          159,739.0145
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064392        10.128163                0.0000
  01/01/2009    to  12/31/2009       10.128163        14.189621            5,177.5700
  01/01/2010    to  12/31/2010       14.189621        17.076373           17,668.3250
  01/01/2011    to  12/31/2011       17.076373        14.039305           32,054.7751
  01/01/2012    to  12/31/2012       14.039305        16.248019           40,549.3823
  01/01/2013    to  12/31/2013       16.248019        20.352900          110,829.6027
  01/01/2014    to  12/31/2014       20.352900        18.642214          101,235.9986
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.392467        13.616251           79,673.9170
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.973059        14.320385        3,483,340.7352
============   ==== ==========       =========        =========        ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.104276        10.363953        435,931.8393
  01/01/2006    to  12/31/2006       10.363953        11.052104        312,537.0079
  01/01/2007    to  12/31/2007       11.052104        11.490612        442,922.6592
  01/01/2008    to  12/31/2008       11.490612         8.950055        652,459.2995
  01/01/2009    to  12/31/2009        8.950055        10.798717      1,306,980.1600
  01/01/2010    to  12/31/2010       10.798717        11.756596      1,886,654.5210
  01/01/2011    to  12/31/2011       11.756596        11.746461      2,223,052.4513
  01/01/2012    to  12/31/2012       11.746461        12.788163      2,001,634.7962
  01/01/2013    to  12/31/2013       12.788163        13.693588      1,481,131.1240
  01/01/2014    to  04/25/2014       13.693588        13.786685              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.224440        10.620994      1,887,997.1250
  01/01/2006    to  12/31/2006       10.620994        11.493723      1,899,244.5164
  01/01/2007    to  12/31/2007       11.493723        11.982205      1,549,580.3515
  01/01/2008    to  12/31/2008       11.982205         8.654300      1,679,198.1799
  01/01/2009    to  12/31/2009        8.654300        10.711902      2,196,489.9200
  01/01/2010    to  12/31/2010       10.711902        11.819527      3,090,025.5633
  01/01/2011    to  12/31/2011       11.819527        11.589772      3,611,199.6196
  01/01/2012    to  12/31/2012       11.589772        12.786266      3,405,425.9753
  01/01/2013    to  12/31/2013       12.786266        14.337516      3,003,169.9737
  01/01/2014    to  04/25/2014       14.337516        14.380594              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.369533        14.838306      6,354,731.2224
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.388031        10.924448      4,738,707.6346
  01/01/2006    to  12/31/2006       10.924448        12.009340      4,220,563.1033
  01/01/2007    to  12/31/2007       12.009340        12.363600      3,925,618.3040
  01/01/2008    to  12/31/2008       12.363600         8.260324      3,371,375.1096
  01/01/2009    to  12/31/2009        8.260324        10.406662      3,967,030.2000
  01/01/2010    to  12/31/2010       10.406662        11.603890      5,974,047.9190
  01/01/2011    to  12/31/2011       11.603890        11.197649      7,583,100.5300
  01/01/2012    to  12/31/2012       11.197649        12.522590      6,933,156.0682
  01/01/2013    to  12/31/2013       12.522590        14.680262      6,436,376.3203
  01/01/2014    to  04/25/2014       14.680262        14.680058              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.343608        14.896993      2,862,699.4580
============   ==== ==========       =========        =========      ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997973         7.011851        214,344.6661
  01/01/2009    to  12/31/2009        7.011851         8.848627        441,941.3100
  01/01/2010    to  12/31/2010        8.848627         9.559131        559,617.7418
  01/01/2011    to  12/31/2011        9.559131         9.219053        724,814.9956
  01/01/2012    to  12/31/2012        9.219053        10.508312        526,164.1936
  01/01/2013    to  04/26/2013       10.508312        11.296594              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.598859        11.354567      2,832,265.4782
  01/01/2006    to  12/31/2006       11.354567        12.662408      2,559,890.9085
  01/01/2007    to  12/31/2007       12.662408        13.013546      2,173,055.5702
  01/01/2008    to  12/31/2008       13.013546         7.936885      2,116,008.2824
  01/01/2009    to  12/31/2009        7.936885        10.136478      2,370,664.8300
  01/01/2010    to  12/31/2010       10.136478        11.492124      2,271,869.2643
  01/01/2011    to  12/31/2011       11.492124        10.844888      2,161,788.3290
  01/01/2012    to  12/31/2012       10.844888        12.318535      2,009,508.9828
  01/01/2013    to  12/31/2013       12.318535        15.226579      2,217,690.1765
  01/01/2014    to  04/25/2014       15.226579        15.143557              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.648605        13.233978          6,477.0200
  01/01/2010    to  12/31/2010       13.233978        16.358764         28,356.8663
  01/01/2011    to  12/31/2011       16.358764        15.699841         58,826.1789
  01/01/2012    to  12/31/2012       15.699841        18.071495         69,156.8245
  01/01/2013    to  12/31/2013       18.071495        23.550851        116,932.7381
  01/01/2014    to  12/31/2014       23.550851        25.248964        112,142.0600
============   ==== ==========       =========        =========      ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.202844        11.479328        273,530.3677
  01/01/2006    to  12/31/2006       11.479328        12.980887        233,649.1661
  01/01/2007    to  12/31/2007       12.980887        13.375541        173,438.4673
  01/01/2008    to  12/31/2008       13.375541         8.237445        153,607.3569
  01/01/2009    to  12/31/2009        8.237445        10.182507        176,038.7100
  01/01/2010    to  12/31/2010       10.182507        11.444426        239,210.2278
  01/01/2011    to  12/31/2011       11.444426        11.418801        344,504.8009
  01/01/2012    to  12/31/2012       11.418801        12.937763        490,505.8831
  01/01/2013    to  12/31/2013       12.937763        16.726646        470,745.9142
  01/01/2014    to  12/31/2014       16.726646        18.570883        474,256.5048
============   ==== ==========       =========        =========      ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.680742        20.596349        110,282.3551
  01/01/2014    to  12/31/2014       20.596349        22.354329        105,643.1601
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997973         6.579680        139,897.8868
  01/01/2009    to  12/31/2009        6.579680         8.066372        180,925.0900
  01/01/2010    to  12/31/2010        8.066372         8.791473        192,082.6328
  01/01/2011    to  12/31/2011        8.791473         8.583448        242,624.8883
  01/01/2012    to  12/31/2012        8.583448         9.597810        241,882.5847
  01/01/2013    to  04/26/2013        9.597810        10.498516              0.0000
============   ==== ==========       =========        =========        ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.802565        11.309787          9,515.1100
  01/01/2010    to  12/31/2010       11.309787        11.964646         51,153.4772
  01/01/2011    to  12/31/2011       11.964646        10.259521        109,193.3624
  01/01/2012    to  12/31/2012       10.259521        11.877164        137,595.5463
  01/01/2013    to  12/31/2013       11.877164        14.158958        165,873.4006
  01/01/2014    to  12/31/2014       14.158958        13.019476        203,230.5972
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       15.669209        19.508126        111,473.5151
  01/01/2014    to  12/31/2014       19.508126        19.092967         91,152.7462
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.371066        14.184521        216,655.4654
  01/01/2006    to  12/31/2006       14.184521        15.968770        162,378.1338
  01/01/2007    to  12/31/2007       15.968770        15.249632        115,019.4258
  01/01/2008    to  12/31/2008       15.249632         9.235812        114,903.7440
  01/01/2009    to  12/31/2009        9.235812        12.399521        122,390.9800
  01/01/2010    to  12/31/2010       12.399521        14.954891        143,857.6057
  01/01/2011    to  12/31/2011       14.954891        13.906691        150,055.0158
  01/01/2012    to  12/31/2012       13.906691        14.371972        147,313.8468
  01/01/2013    to  04/26/2013       14.371972        15.560900              0.0000
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.911678        13.390778          3,175.6800
  01/01/2010    to  12/31/2010       13.390778        16.635105         26,362.5967
  01/01/2011    to  12/31/2011       16.635105        15.623989         42,320.1293
  01/01/2012    to  12/31/2012       15.623989        17.781579         68,794.3034
  01/01/2013    to  12/31/2013       17.781579        24.110120         99,941.2553
  01/01/2014    to  12/31/2014       24.110120        24.787674        106,532.2901
============   ==== ==========       =========        =========        ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.769833         8.522256        305,195.9393
  01/01/2014    to  12/31/2014        8.522256         9.104423        317,498.0581
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.268726         4.652342        230,469.4908
  01/01/2006    to  12/31/2006        4.652342         4.811473        147,166.5611
  01/01/2007    to  12/31/2007        4.811473         6.211678        123,521.9592
  01/01/2008    to  12/31/2008        6.211678         3.386970        181,779.6129
  01/01/2009    to  12/31/2009        3.386970         5.285767        197,149.9800
  01/01/2010    to  12/31/2010        5.285767         6.625790        264,656.2536
  01/01/2011    to  12/31/2011        6.625790         5.860930        278,703.0019
  01/01/2012    to  12/31/2012        5.860930         6.450107        237,094.8671
  01/01/2013    to  04/26/2013        6.450107         6.735371              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.600846        14.709421         20,683.1200
  01/01/2010    to  12/31/2010       14.709421        18.631121         93,409.3900
  01/01/2011    to  12/31/2011       18.631121        15.240348        123,450.1159
  01/01/2012    to  12/31/2012       15.240348        15.345209        137,780.3622
  01/01/2013    to  12/31/2013       15.345209        16.684028        132,740.3802
  01/01/2014    to  12/31/2014       16.684028        13.295055        136,421.4147
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.072970        15.012670          3,641.2828
  01/01/2006    to  12/31/2006       15.012670        15.315203          4,479.7754
  01/01/2007    to  12/31/2007       15.315203        15.639329          4,860.1923
  01/01/2008    to  12/31/2008       15.639329        15.270192         43,955.1078
  01/01/2009    to  12/31/2009       15.270192        15.601953         38,171.6600
  01/01/2010    to  12/31/2010       15.601953        16.157228        104,664.5828
  01/01/2011    to  12/31/2011       16.157228        16.697088        103,023.9107
  01/01/2012    to  12/31/2012       16.697088        16.888930        116,813.3885
  01/01/2013    to  12/31/2013       16.888930        16.429258        107,426.8695
  01/01/2014    to  12/31/2014       16.429258        16.539392         94,362.7890
============   ==== ==========       =========        =========        ============

                        1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.718663        12.670581        1,074,396.9351
  01/01/2006    to  12/31/2006       12.670581        14.230888          843,446.3454
  01/01/2007    to  12/31/2007       14.230888        14.587722          640,244.0557
  01/01/2008    to  12/31/2008       14.587722         8.669209          559,176.8444
  01/01/2009    to  12/31/2009        8.669209        11.218935          542,942.6700
  01/01/2010    to  12/31/2010       11.218935        12.314837          708,089.0141
  01/01/2011    to  12/31/2011       12.314837        11.584307          710,262.1315
  01/01/2012    to  12/31/2012       11.584307        12.815171          609,649.4651
  01/01/2013    to  12/31/2013       12.815171        16.798343          587,225.0780
  01/01/2014    to  12/31/2014       16.798343        18.213110          522,883.6377
============   ==== ==========       =========        =========        ==============

SERIES L





                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.162767        10.471040        487,481.3915
  01/01/2013    to  12/31/2013       10.471040        11.413428        505,857.8452
  01/01/2014    to  12/31/2014       11.413428        12.015513        517,380.6890
============   ==== ==========       =========        =========      ==============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996775         1.036466              0.0000
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007863         6.985129      1,372,152.9122
  01/01/2009    to  12/31/2009        6.985129         8.859165      2,906,044.8600
  01/01/2010    to  12/31/2010        8.859165         9.744728      4,168,391.1589
  01/01/2011    to  12/31/2011        9.744728         9.353622      4,682,880.3884
  01/01/2012    to  12/31/2012        9.353622        10.412975      4,500,679.2275
  01/01/2013    to  12/31/2013       10.412975        12.104427      4,616,559.4757
  01/01/2014    to  12/31/2014       12.104427        12.588752      4,782,119.0912
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997863         6.335721      1,160,676.2049
  01/01/2009    to  12/31/2009        6.335721         8.328398      2,485,704.2600
  01/01/2010    to  12/31/2010        8.328398         9.268923      2,317,110.2814
  01/01/2011    to  12/31/2011        9.268923         8.660050      2,466,920.2815
  01/01/2012    to  12/31/2012        8.660050         9.864168      2,162,793.2208
  01/01/2013    to  12/31/2013        9.864168        12.102636      2,182,011.2245
  01/01/2014    to  12/31/2014       12.102636        12.627072      2,130,844.1146
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987864         5.737844        129,922.6249
  01/01/2009    to  12/31/2009        5.737844         7.815349        485,170.1200
  01/01/2010    to  12/31/2010        7.815349         9.069140        810,350.3058
  01/01/2011    to  12/31/2011        9.069140         8.485078        660,698.7391
  01/01/2012    to  12/31/2012        8.485078         9.769178        583,353.0490
  01/01/2013    to  12/31/2013        9.769178        12.434205        493,799.2236
  01/01/2014    to  12/31/2014       12.434205        13.192003        508,628.7111
============   ==== ==========       =========        =========      ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017862         7.656316        579,363.8296
  01/01/2009    to  12/31/2009        7.656316         9.265198      1,469,935.7600
  01/01/2010    to  12/31/2010        9.265198         9.986521      2,055,185.5543
  01/01/2011    to  12/31/2011        9.986521         9.812816      2,387,219.1820
  01/01/2012    to  12/31/2012        9.812816        10.665337      2,270,314.8560
  01/01/2013    to  12/31/2013       10.665337        11.873574      2,456,908.3388
  01/01/2014    to  12/31/2014       11.873574        12.353950      2,501,503.3873
============   ==== ==========       =========        =========      ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.090112        11.452993        794,621.1813
  01/01/2013    to  12/31/2013       11.452993        10.850902        626,248.9135
  01/01/2014    to  12/31/2014       10.850902        11.066755        418,273.2973
============   ==== ==========       =========        =========      ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.919068        10.202547        687,451.7828
  01/01/2013    to  12/31/2013       10.202547        11.036967        815,180.9877
  01/01/2014    to  12/31/2014       11.036967        11.464155        811,150.7466
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.768304        11.752040         11,544.7557
  01/01/2009    to  12/31/2009       11.752040        16.901599         84,240.2400
  01/01/2010    to  12/31/2010       16.901599        19.189673        116,325.7085
  01/01/2011    to  12/31/2011       19.189673        19.261135        188,538.8080
  01/01/2012    to  12/31/2012       19.261135        22.011911        131,224.7021
  01/01/2013    to  12/31/2013       22.011911        23.601650        118,448.7502
  01/01/2014    to  12/31/2014       23.601650        23.908601        100,937.9189
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.786410        14.206292        215,417.3746
  01/01/2006    to  12/31/2006       14.206292        19.168944        260,316.3947
  01/01/2007    to  12/31/2007       19.168944        15.975954        201,142.8970
  01/01/2008    to  12/31/2008       15.975954         9.137520        196,699.6767
  01/01/2009    to  12/31/2009        9.137520        12.073645        215,127.4600
  01/01/2010    to  12/31/2010       12.073645        13.747804        266,329.6356
  01/01/2011    to  12/31/2011       13.747804        12.729608        266,003.7854
  01/01/2012    to  12/31/2012       12.729608        15.726790        244,246.6283
  01/01/2013    to  12/31/2013       15.726790        15.969912        255,258.3020
  01/01/2014    to  12/31/2014       15.969912        17.739431        238,545.6194
============   ==== ==========       =========        =========      ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.033972         7.835087        801,346.7528
  01/01/2006    to  12/31/2006        7.835087         7.550591        773,869.2277
  01/01/2007    to  12/31/2007        7.550591         7.571829        616,259.5603
  01/01/2008    to  12/31/2008        7.571829         4.525416        457,602.8690
  01/01/2009    to  12/31/2009        4.525416         5.900867        465,553.7700
  01/01/2010    to  12/31/2010        5.900867         7.163541        442,385.9994
  01/01/2011    to  12/31/2011        7.163541         7.253635        628,240.2268
  01/01/2012    to  12/31/2012        7.253635         8.429276        556,634.4425
  01/01/2013    to  12/31/2013        8.429276        12.036283        618,131.6826
  01/01/2014    to  12/31/2014       12.036283        14.033965        731,528.6164
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      129.521035       132.713558          1,502.2984
  01/01/2011    to  12/31/2011      132.713558       120.335247          4,118.5333
  01/01/2012    to  12/31/2012      120.335247       144.568601          5,059.2491
  01/01/2013    to  12/31/2013      144.568601       182.589254          5,317.7233
  01/01/2014    to  04/25/2014      182.589254       189.802385              0.0000
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246184        10.615920            466.5593
  01/01/2006    to  12/31/2006       10.615920        11.096791        180,470.7371
  01/01/2007    to  12/31/2007       11.096791        10.238575        169,346.0937
  01/01/2008    to  12/31/2008       10.238575         4.556518        192,377.2395
  01/01/2009    to  12/31/2009        4.556518         6.165216        173,157.6300
  01/01/2010    to  12/31/2010        6.165216         6.489699        209,824.7001
  01/01/2011    to  04/29/2011        6.489699         6.888201              0.0000
============   ==== ==========      ==========       ==========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.927714        13.164574        402,970.0002
  01/01/2006    to  12/31/2006       13.164574        14.937015        489,471.4869
  01/01/2007    to  12/31/2007       14.937015        15.100556        473,677.1743
  01/01/2008    to  12/31/2008       15.100556         9.465811        337,728.8323
  01/01/2009    to  12/31/2009        9.465811        12.281690        304,500.3300
  01/01/2010    to  12/31/2010       12.281690        14.963407        307,205.6209
  01/01/2011    to  12/31/2011       14.963407        13.751431        310,774.3725
  01/01/2012    to  12/31/2012       13.751431        15.927672        292,433.3732
  01/01/2013    to  12/31/2013       15.927672        20.720268        274,147.8604
  01/01/2014    to  12/31/2014       20.720268        23.008283        266,958.4687
============   ==== ==========      ==========       ==========        ============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.724756        15.376806        1,087,275.5374
  01/01/2006    to  12/31/2006       15.376806        19.431318        1,043,637.3603
  01/01/2007    to  12/31/2007       19.431318        18.840873          907,076.4997
  01/01/2008    to  12/31/2008       18.840873        10.921961          731,737.5811
  01/01/2009    to  12/31/2009       10.921961        16.608788          655,127.1400
  01/01/2010    to  12/31/2010       16.608788        18.962797          689,471.3848
  01/01/2011    to  12/31/2011       18.962797        15.946001          680,095.0335
  01/01/2012    to  12/31/2012       15.946001        20.210702          634,012.1052
  01/01/2013    to  12/31/2013       20.210702        25.863792          597,320.1319
  01/01/2014    to  12/31/2014       25.863792        23.895680          571,487.5674
============   ==== ==========       =========        =========        ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010622         1.044035        6,041,207.6991
  01/01/2013    to  12/31/2013        1.044035         1.042928        4,571,806.7933
  01/01/2014    to  12/31/2014        1.042928         1.079867        3,848,729.3607
============   ==== ==========       =========        =========        ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998397        10.437309           75,041.1219
  01/01/2006    to  12/31/2006       10.437309        11.879528          162,375.7508
  01/01/2007    to  12/31/2007       11.879528        11.358566          188,011.0977
  01/01/2008    to  12/31/2008       11.358566         7.138352          211,027.5862
  01/01/2009    to  12/31/2009        7.138352         8.860663          226,756.6500
  01/01/2010    to  12/31/2010        8.860663         9.980379          247,515.9506
  01/01/2011    to  12/31/2011        9.980379         9.642864          298,308.1995
  01/01/2012    to  12/31/2012        9.642864        11.198746          257,812.0454
  01/01/2013    to  12/31/2013       11.198746        14.869131          273,962.9408
  01/01/2014    to  12/31/2014       14.869131        15.939898          286,461.1319
============   ==== ==========       =========        =========        ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.746532        15.587328           29,515.6016
  01/01/2009    to  12/31/2009       15.587328        19.342430           79,270.9800
  01/01/2010    to  12/31/2010       19.342430        23.811597           86,286.6608
  01/01/2011    to  12/31/2011       23.811597        22.489026           92,984.1668
  01/01/2012    to  12/31/2012       22.489026        25.293673           99,257.5765
  01/01/2013    to  12/31/2013       25.293673        32.322692           83,822.0847
  01/01/2014    to  12/31/2014       32.322692        34.755277           76,425.2509
============   ==== ==========       =========        =========        ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.962265        12.701673        636,692.7279
  01/01/2006    to  12/31/2006       12.701673        14.223758        540,579.1817
  01/01/2007    to  12/31/2007       14.223758        15.491799        458,633.8992
  01/01/2008    to  12/31/2008       15.491799         9.308000        391,034.7945
  01/01/2009    to  12/31/2009        9.308000        12.215411        364,116.2700
  01/01/2010    to  12/31/2010       12.215411        15.116340        321,247.1118
  01/01/2011    to  12/31/2011       15.116340        14.664720        293,672.5541
  01/01/2012    to  12/31/2012       14.664720        17.001734        269,456.4155
  01/01/2013    to  12/31/2013       17.001734        23.372353        269,442.9936
  01/01/2014    to  12/31/2014       23.372353        24.734239        222,519.7395
============   ==== ==========       =========        =========      ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.927466        10.356211        330,901.6149
  01/01/2014    to  12/31/2014       10.356211        10.673385        487,317.6635
============   ==== ==========       =========        =========      ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.037861         8.918564         91,240.2499
  01/01/2009    to  12/31/2009        8.918564         9.806590        273,564.6800
  01/01/2010    to  12/31/2010        9.806590        10.203969        330,575.7949
  01/01/2011    to  12/31/2011       10.203969        10.586761        385,106.3874
  01/01/2012    to  12/31/2012       10.586761        10.891608        390,579.9529
  01/01/2013    to  04/26/2013       10.891608        10.862933              0.0000
============   ==== ==========       =========        =========      ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012676         1.046073        268,794.8379
  01/01/2013    to  12/31/2013        1.046073         1.138585      1,313,599.5066
  01/01/2014    to  12/31/2014        1.138585         1.194489      2,813,064.2568
============   ==== ==========       =========        =========      ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988397        10.301369         90,814.9563
  01/01/2007    to  12/31/2007       10.301369        12.915102        240,625.9331
  01/01/2008    to  12/31/2008       12.915102         7.692637        210,831.9060
  01/01/2009    to  12/31/2009        7.692637        10.623452        216,286.5400
  01/01/2010    to  12/31/2010       10.623452        12.711856        261,038.0425
  01/01/2011    to  12/31/2011       12.711856        12.282006        267,508.6612
  01/01/2012    to  12/31/2012       12.282006        14.082838        243,594.2593
  01/01/2013    to  12/31/2013       14.082838        16.176496        195,353.9061
  01/01/2014    to  12/31/2014       16.176496        16.414140        177,994.9838
============   ==== ==========       =========        =========      ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.831840        16.754206        819,143.9991
  01/01/2006    to  12/31/2006       16.754206        17.934664        796,493.1520
  01/01/2007    to  12/31/2007       17.934664        18.738425        587,051.5056
  01/01/2008    to  12/31/2008       18.738425        14.957050        439,897.4681
  01/01/2009    to  12/31/2009       14.957050        20.062309        405,642.3800
  01/01/2010    to  12/31/2010       20.062309        22.226037        391,854.2541
  01/01/2011    to  12/31/2011       22.226037        22.769795        352,257.5726
  01/01/2012    to  12/31/2012       22.769795        25.218708        337,627.1542
  01/01/2013    to  12/31/2013       25.218708        26.705088        325,630.8023
  01/01/2014    to  12/31/2014       26.705088        27.454089        299,474.3112
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997329        10.184744         23,363.8539
  01/01/2011    to  12/31/2011       10.184744        10.189062         80,745.3079
  01/01/2012    to  12/31/2012       10.189062        10.723728         95,306.9879
  01/01/2013    to  12/31/2013       10.723728        10.920083        177,856.4214
  01/01/2014    to  12/31/2014       10.920083        10.788031        178,832.8729
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987330         9.730713         57,534.0613
  01/01/2012    to  12/31/2012        9.730713         9.961476         79,653.4623
  01/01/2013    to  12/31/2013        9.961476         9.882501        175,276.7588
  01/01/2014    to  12/31/2014        9.882501         9.794175        210,899.3209
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997863        10.857030          7,931.8000
  01/01/2010    to  12/31/2010       10.857030        12.089395         21,611.3671
  01/01/2011    to  12/31/2011       12.089395        11.817213         27,050.0398
  01/01/2012    to  12/31/2012       11.817213        13.243492         31,455.2623
  01/01/2013    to  12/31/2013       13.243492        13.122481         27,236.1020
  01/01/2014    to  12/31/2014       13.122481        13.015836         23,407.4077
============   ==== ==========       =========        =========        ============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.682226        11.564000        1,721,529.6577
  01/01/2006    to  12/31/2006       11.564000        12.889121        1,690,558.5676
  01/01/2007    to  12/31/2007       12.889121        13.003740        1,486,225.8267
  01/01/2008    to  12/31/2008       13.003740         7.547252        1,325,361.5424
  01/01/2009    to  12/31/2009        7.547252         9.817814        1,264,831.8700
  01/01/2010    to  12/31/2010        9.817814        11.217138        1,229,091.3805
  01/01/2011    to  12/31/2011       11.217138        10.365536        1,142,155.2539
  01/01/2012    to  12/31/2012       10.365536        11.866095          985,923.7131
  01/01/2013    to  12/31/2013       11.866095        15.070772          869,196.0086
  01/01/2014    to  12/31/2014       15.070772        15.531808          818,933.3071
============   ==== ==========       =========        =========        ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.945874        10.368971          674,571.1454
  01/01/2013    to  12/31/2013       10.368971        11.629162        1,326,031.4829
  01/01/2014    to  12/31/2014       11.629162        12.504948        1,314,361.2846
============   ==== ==========       =========        =========        ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.768432        11.218181           28,870.3124
  01/01/2014    to  12/31/2014       11.218181        12.020401           84,752.9090
============   ==== ==========       =========        =========        ==============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.112717        15.983358          971,312.1995
  01/01/2006    to  12/31/2006       15.983358        17.733811          876,037.8905
  01/01/2007    to  12/31/2007       17.733811        16.864090          704,498.0599
  01/01/2008    to  12/31/2008       16.864090        11.605429          560,127.9276
  01/01/2009    to  12/31/2009       11.605429        14.391738          545,261.8900
  01/01/2010    to  12/31/2010       14.391738        16.922341          551,658.1001
  01/01/2011    to  12/31/2011       16.922341        15.105017          537,279.5396
  01/01/2012    to  12/31/2012       15.105017        17.476104          480,929.8652
  01/01/2013    to  12/31/2013       17.476104        22.699826          443,866.1094
  01/01/2014    to  12/31/2014       22.699826        22.643308          397,261.6627
============   ==== ==========       =========        =========        ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988397        10.439878          70,951.3924
  01/01/2007    to  12/31/2007       10.439878        13.986146         220,519.0162
  01/01/2008    to  12/31/2008       13.986146         6.098843         207,424.5227
  01/01/2009    to  12/31/2009        6.098843        10.104896         279,051.0700
  01/01/2010    to  12/31/2010       10.104896        12.254278         498,551.0357
  01/01/2011    to  12/31/2011       12.254278         9.770137         504,752.3100
  01/01/2012    to  12/31/2012        9.770137        11.390879         443,949.9713
  01/01/2013    to  12/31/2013       11.390879        10.614449         429,036.5717
  01/01/2014    to  12/31/2014       10.614449         9.730617         439,643.8098
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.965198        12.520131         679,925.4793
  01/01/2006    to  12/31/2006       12.520131        15.540801         858,070.7481
  01/01/2007    to  12/31/2007       15.540801        17.264543         801,608.9169
  01/01/2008    to  12/31/2008       17.264543         9.757497         656,589.4780
  01/01/2009    to  12/31/2009        9.757497        12.589633         665,355.4200
  01/01/2010    to  12/31/2010       12.589633        13.754786         619,188.1863
  01/01/2011    to  12/31/2011       13.754786        12.044296         612,198.6971
  01/01/2012    to  12/31/2012       12.044296        13.783845         551,210.7799
  01/01/2013    to  12/31/2013       13.783845        16.120882         486,790.1753
  01/01/2014    to  12/31/2014       16.120882        14.710824         448,147.1069
============   ==== ==========       =========        =========       ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999733         1.031663               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.115098        11.052243       2,002,894.3668
  01/01/2006    to  12/31/2006       11.052243        10.881314       1,426,155.8638
  01/01/2007    to  12/31/2007       10.881314        11.822245         871,099.6046
  01/01/2008    to  12/31/2008       11.822245        10.794618         953,619.1946
  01/01/2009    to  12/31/2009       10.794618        12.496906       1,041,955.2900
  01/01/2010    to  12/31/2010       12.496906        13.206793       1,129,970.7117
  01/01/2011    to  12/31/2011       13.206793        14.395490       1,210,604.2463
  01/01/2012    to  12/31/2012       14.395490        15.405124       1,118,986.0246
  01/01/2013    to  12/31/2013       15.405124        13.706335       1,055,891.9905
  01/01/2014    to  12/31/2014       13.706335        13.830534         963,207.8928
============   ==== ==========       =========        =========       ==============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.848106        11.881093        1,220,372.1466
  01/01/2006    to  12/31/2006       11.881093        12.178696        1,294,910.4370
  01/01/2007    to  12/31/2007       12.178696        12.845665          959,956.6806
  01/01/2008    to  12/31/2008       12.845665        12.648587          939,052.9621
  01/01/2009    to  12/31/2009       12.648587        14.640758        1,483,864.8500
  01/01/2010    to  12/31/2010       14.640758        15.531222        2,149,754.7395
  01/01/2011    to  12/31/2011       15.531222        15.714895        2,295,007.1846
  01/01/2012    to  12/31/2012       15.714895        16.838529        2,285,932.5719
  01/01/2013    to  12/31/2013       16.838529        16.197052        2,145,523.2305
  01/01/2014    to  12/31/2014       16.197052        16.550123        1,654,825.5646
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.319591        15.048694            3,065.5300
  01/01/2010    to  12/31/2010       15.048694        17.109420            5,263.8678
  01/01/2011    to  12/31/2011       17.109420        15.962150           14,285.5477
  01/01/2012    to  12/31/2012       15.962150        17.276625           16,000.9901
  01/01/2013    to  12/31/2013       17.276625        22.485788           13,422.0703
  01/01/2014    to  12/31/2014       22.485788        24.462156           14,842.3848
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.702120        12.246981           60,718.3372
  01/01/2011    to  12/31/2011       12.246981        12.426349           78,624.3081
  01/01/2012    to  12/31/2012       12.426349        13.580985          108,026.6966
  01/01/2013    to  12/31/2013       13.580985        13.506630          121,797.2252
  01/01/2014    to  12/31/2014       13.506630        13.834275          147,446.5074
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.713021        10.838586          249,162.6096
  01/01/2013    to  12/31/2013       10.838586        10.148878          113,370.3208
  01/01/2014    to  12/31/2014       10.148878        10.705006          133,350.1990
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214562        10.711818            9,508.0192
  01/01/2014    to  12/31/2014       10.711818        11.412702           27,786.4919
============   ==== ==========       =========        =========        ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010654         1.064118          715,130.5976
  01/01/2013    to  12/31/2013        1.064118         1.149085        1,881,624.4447
  01/01/2014    to  12/31/2014        1.149085         1.214108        1,726,281.2753
============   ==== ==========       =========        =========        ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.262436         8.419070               0.0000
  01/01/2009    to  12/31/2009        8.419070        10.311303         461,845.2100
  01/01/2010    to  12/31/2010       10.311303        11.349916       1,626,318.4033
  01/01/2011    to  12/31/2011       11.349916        11.249304       1,638,674.4971
  01/01/2012    to  12/31/2012       11.249304        12.447953       1,793,104.8400
  01/01/2013    to  12/31/2013       12.447953        13.786215       1,751,980.8225
  01/01/2014    to  12/31/2014       13.786215        14.305752       1,565,218.6194
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.650252         7.718586           1,732.2504
  01/01/2009    to  12/31/2009        7.718586         9.772201         648,280.6700
  01/01/2010    to  12/31/2010        9.772201        10.940057         824,621.1318
  01/01/2011    to  12/31/2011       10.940057        10.500781         797,701.8665
  01/01/2012    to  12/31/2012       10.500781        11.844879         784,580.2073
  01/01/2013    to  12/31/2013       11.844879        13.715502         793,352.0073
  01/01/2014    to  12/31/2014       13.715502        14.174143         705,988.2684
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       46.897242        47.554144         416,874.6794
  01/01/2006    to  12/31/2006       47.554144        54.932958         361,260.9222
  01/01/2007    to  12/31/2007       54.932958        55.871106         280,740.8425
  01/01/2008    to  12/31/2008       55.871106        34.883018         257,505.5650
  01/01/2009    to  12/31/2009       34.883018        40.501421         241,971.2300
  01/01/2010    to  12/31/2010       40.501421        46.479634         226,799.8200
  01/01/2011    to  12/31/2011       46.479634        43.755758         209,631.0324
  01/01/2012    to  12/31/2012       43.755758        50.620493         187,902.6054
  01/01/2013    to  12/31/2013       50.620493        66.410645         171,373.2829
  01/01/2014    to  12/31/2014       66.410645        73.777620         163,311.4205
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        6.972583         7.838563       1,219,330.3547
  01/01/2006    to  12/31/2006        7.838563         8.161451       1,135,168.5802
  01/01/2007    to  12/31/2007        8.161451         9.414586         968,836.5776
  01/01/2008    to  12/31/2008        9.414586         5.562399         799,444.7377
  01/01/2009    to  12/31/2009        5.562399         7.935494         869,196.4400
  01/01/2010    to  12/31/2010        7.935494         9.936782         863,881.2115
  01/01/2011    to  12/31/2011        9.936782         9.584698         895,748.8130
  01/01/2012    to  12/31/2012        9.584698        10.684677         788,949.6902
  01/01/2013    to  12/31/2013       10.684677        14.311326         759,322.5495
  01/01/2014    to  12/31/2014       14.311326        15.827880         724,768.8484
============   ==== ==========       =========        =========       ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        8.906673         9.738019        380,194.0141
  01/01/2014    to  12/31/2014        9.738019         9.230659        366,737.0107
============   ==== ==========       =========        =========      ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.087858         6.032009         73,111.7434
  01/01/2009    to  12/31/2009        6.032009         8.433038        206,429.6600
  01/01/2010    to  12/31/2010        8.433038         8.840352        398,323.4019
  01/01/2011    to  12/31/2011        8.840352         7.431387        459,960.0083
  01/01/2012    to  12/31/2012        7.431387         8.558211        407,372.2121
  01/01/2013    to  04/26/2013        8.558211         8.860558              0.0000
============   ==== ==========       =========        =========      ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.608838        14.035364         11,671.9500
  01/01/2010    to  12/31/2010       14.035364        14.542133         61,682.5582
  01/01/2011    to  12/31/2011       14.542133        15.281843         84,181.8830
  01/01/2012    to  12/31/2012       15.281843        15.522125         93,770.4087
  01/01/2013    to  12/31/2013       15.522125        14.831089         99,841.7588
  01/01/2014    to  12/31/2014       14.831089        15.338804        140,927.3866
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.744446         9.811288        443,748.6965
  01/01/2006    to  12/31/2006        9.811288        10.060259        791,300.2447
  01/01/2007    to  12/31/2007       10.060259        10.339891      1,302,393.2734
  01/01/2008    to  12/31/2008       10.339891        10.403231      2,408,618.9263
  01/01/2009    to  12/31/2009       10.403231        10.228161      1,778,524.6800
  01/01/2010    to  12/31/2010       10.228161        10.030636      1,380,179.2006
  01/01/2011    to  12/31/2011       10.030636         9.837451      1,873,563.1243
  01/01/2012    to  12/31/2012        9.837451         9.646441      2,121,212.5334
  01/01/2013    to  12/31/2013        9.646441         9.460150      1,479,539.3886
  01/01/2014    to  12/31/2014        9.460150         9.277457      1,230,376.9862
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.749636         9.744900              0.0000
============   ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.295539        16.978719        126,621.4106
  01/01/2014    to  12/31/2014       16.978719        18.461769        117,413.6164
============   ==== ==========       =========        =========      ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.074086        12.094369        188,284.8034
  01/01/2006    to  12/31/2006       12.094369        12.581631        200,288.8434
  01/01/2007    to  12/31/2007       12.581631        15.316742        218,039.0371
  01/01/2008    to  12/31/2008       15.316742         7.765426        156,063.0113
  01/01/2009    to  12/31/2009        7.765426        11.207329        153,829.8300
  01/01/2010    to  12/31/2010       11.207329        13.976597        149,475.6678
  01/01/2011    to  12/31/2011       13.976597        12.683903        155,423.7876
  01/01/2012    to  12/31/2012       12.683903        13.186379        140,043.4880
  01/01/2013    to  04/26/2013       13.186379        14.203849              0.0000
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.326422        11.498576        832,690.2107
  01/01/2006    to  12/31/2006       11.498576        11.561718        730,029.0184
  01/01/2007    to  12/31/2007       11.561718        12.628450        563,793.7155
  01/01/2008    to  12/31/2008       12.628450         7.857833        464,548.2833
  01/01/2009    to  12/31/2009        7.857833        10.754899        606,263.3700
  01/01/2010    to  12/31/2010       10.754899        11.740621        661,059.1769
  01/01/2011    to  12/31/2011       11.740621        11.539887        616,038.6958
  01/01/2012    to  12/31/2012       11.539887        13.076365        945,535.0134
  01/01/2013    to  12/31/2013       13.076365        17.534432        863,679.6468
  01/01/2014    to  12/31/2014       17.534432        18.699312        693,492.4034
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563816         9.974677         47,744.1344
  01/01/2008    to  12/31/2008        9.974677         5.692132         95,490.8670
  01/01/2009    to  12/31/2009        5.692132         6.880133         95,769.4700
  01/01/2010    to  12/31/2010        6.880133         7.785384         72,092.9203
  01/01/2011    to  12/31/2011        7.785384         7.342156         75,358.1675
  01/01/2012    to  12/31/2012        7.342156         8.112065         71,574.0383
  01/01/2013    to  04/26/2013        8.112065         8.702527              0.0000
============   ==== ==========       =========        =========        ============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.188620         8.409532        1,627,471.3957
  01/01/2006    to  12/31/2006        8.409532         8.875691        1,363,129.7703
  01/01/2007    to  12/31/2007        8.875691         9.947020        1,215,573.8042
  01/01/2008    to  12/31/2008        9.947020         5.273087          960,164.5636
  01/01/2009    to  12/31/2009        5.273087         7.431246          847,021.1500
  01/01/2010    to  12/31/2010        7.431246         7.972627          739,884.4914
  01/01/2011    to  12/31/2011        7.972627         7.711030          643,288.4571
  01/01/2012    to  04/27/2012        7.711030         8.659366                0.0000
============   ==== ==========       =========        =========        ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.812774        15.937823          894,622.9234
  01/01/2006    to  12/31/2006       15.937823        17.533687          725,835.1689
  01/01/2007    to  12/31/2007       17.533687        15.976777          614,431.9837
  01/01/2008    to  12/31/2008       15.976777         8.439282          520,905.9817
  01/01/2009    to  12/31/2009        8.439282        11.685978          494,122.7500
  01/01/2010    to  12/31/2010       11.685978        13.152006          481,731.7165
  01/01/2011    to  12/31/2011       13.152006        13.735717          437,755.0056
  01/01/2012    to  12/31/2012       13.735717        15.029032          411,874.6476
  01/01/2013    to  12/31/2013       15.029032        20.119975          377,386.5856
  01/01/2014    to  12/31/2014       20.119975        20.061686          333,160.6496
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064089        10.126445            5,288.1194
  01/01/2009    to  12/31/2009       10.126445        14.173037           48,950.7700
  01/01/2010    to  12/31/2010       14.173037        17.039399           64,061.2893
  01/01/2011    to  12/31/2011       17.039399        13.994917          102,077.9934
  01/01/2012    to  12/31/2012       13.994917        16.180386           80,129.1659
  01/01/2013    to  12/31/2013       16.180386        20.247946           79,438.8824
  01/01/2014    to  12/31/2014       20.247946        18.527540           76,050.6664
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.335259        13.548918            2,708.4104
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.654448        13.984391        9,839,339.8676
============   ==== ==========       =========        =========        ==============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.102671        10.351978          689,704.7989
  01/01/2006    to  12/31/2006       10.351978        11.028330        1,121,121.0160
  01/01/2007    to  12/31/2007       11.028330        11.454372        2,071,353.0294
  01/01/2008    to  12/31/2008       11.454372         8.912878        4,112,216.7747
  01/01/2009    to  12/31/2009        8.912878        10.743120        4,398,317.5600
  01/01/2010    to  12/31/2010       10.743120        11.684387        5,419,629.1560
  01/01/2011    to  12/31/2011       11.684387        11.662678        5,926,220.4697
  01/01/2012    to  12/31/2012       11.662678        12.684198        5,678,239.2719
  01/01/2013    to  12/31/2013       12.684198        13.568692        4,283,688.3075
  01/01/2014    to  04/25/2014       13.568692        13.656637                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.222816        10.608723        5,396,106.7126
  01/01/2006    to  12/31/2006       10.608723        11.469001        6,983,003.2917
  01/01/2007    to  12/31/2007       11.469001        11.944416        7,253,979.7251
  01/01/2008    to  12/31/2008       11.944416         8.618348        7,042,279.5437
  01/01/2009    to  12/31/2009        8.618348        10.656747        7,395,306.8800
  01/01/2010    to  12/31/2010       10.656747        11.746928        7,246,171.0992
  01/01/2011    to  12/31/2011       11.746928        11.507100        7,183,513.1276
  01/01/2012    to  12/31/2012       11.507100        12.682311        6,707,074.9680
  01/01/2013    to  12/31/2013       12.682311        14.206742        6,422,839.0860
  01/01/2014    to  04/25/2014       14.206742        14.244938                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.539238        15.003394       12,879,076.6502
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.386382        10.911828       14,981,781.9718
  01/01/2006    to  12/31/2006       10.911828        11.983511       19,115,793.3886
  01/01/2007    to  12/31/2007       11.983511        12.324609       21,888,271.6961
  01/01/2008    to  12/31/2008       12.324609         8.226006       19,670,136.9213
  01/01/2009    to  12/31/2009        8.226006        10.353072       17,813,180.5700
  01/01/2010    to  12/31/2010       10.353072        11.532610       17,558,696.2502
  01/01/2011    to  12/31/2011       11.532610        11.117766       16,722,597.8314
  01/01/2012    to  12/31/2012       11.117766        12.420769       15,354,362.3968
  01/01/2013    to  12/31/2013       12.420769        14.546353       13,938,617.2351
  01/01/2014    to  04/25/2014       14.546353        14.541568                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.987667        15.555374       17,241,505.9160
============   ==== ==========       =========        =========       ===============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
  TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997863         7.007020          543,919.6732
  01/01/2009    to  12/31/2009        7.007020         8.833697          920,501.6200
  01/01/2010    to  12/31/2010        8.833697         9.533474          968,471.5035
  01/01/2011    to  12/31/2011        9.533474         9.185137        1,006,244.3855
  01/01/2012    to  12/31/2012        9.185137        10.459139          848,866.0659
  01/01/2013    to  04/26/2013       10.459139        11.240161                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.597177        11.341452       12,164,413.4298
  01/01/2006    to  12/31/2006       11.341452        12.635176       18,366,720.9889
  01/01/2007    to  12/31/2007       12.635176        12.972506       25,910,381.4507
  01/01/2008    to  12/31/2008       12.972506         7.903906       24,382,674.9310
  01/01/2009    to  12/31/2009        7.903906        10.084271       22,947,136.9500
  01/01/2010    to  12/31/2010       10.084271        11.421522       21,480,693.1120
  01/01/2011    to  12/31/2011       11.421522        10.767511       20,238,702.9542
  01/01/2012    to  12/31/2012       10.767511        12.218361       18,463,229.0297
  01/01/2013    to  12/31/2013       12.218361        15.087673       18,089,146.0577
  01/01/2014    to  04/25/2014       15.087673        15.000680                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.554900        13.108887            5,084.5400
  01/01/2010    to  12/31/2010       13.108887        16.187965           23,161.8946
  01/01/2011    to  12/31/2011       16.187965        15.520424           38,543.1033
  01/01/2012    to  12/31/2012       15.520424        17.847034           40,594.3668
  01/01/2013    to  12/31/2013       17.847034        23.235109           48,770.4602
  01/01/2014    to  12/31/2014       23.235109        24.885561           62,308.9942
============   ==== ==========       =========        =========       ===============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.166699        11.430888          481,939.2809
  01/01/2006    to  12/31/2006       11.430888        12.913228          508,799.7094
  01/01/2007    to  12/31/2007       12.913228        13.292451          507,811.4598
  01/01/2008    to  12/31/2008       13.292451         8.178048          464,909.9383
  01/01/2009    to  12/31/2009        8.178048        10.098983          510,154.3100
  01/01/2010    to  12/31/2010       10.098983        11.339221          541,883.2528
  01/01/2011    to  12/31/2011       11.339221        11.302549          520,759.4373
  01/01/2012    to  12/31/2012       11.302549        12.793188          499,981.3681
  01/01/2013    to  12/31/2013       12.793188        16.523216          488,528.5151
  01/01/2014    to  12/31/2014       16.523216        18.326695          520,691.9284
============   ==== ==========       =========        =========       ===============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.421282        20.280447        559,724.3349
  01/01/2014    to  12/31/2014       20.280447        21.989471        397,625.5633
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997863         6.575143         27,813.3408
  01/01/2009    to  12/31/2009        6.575143         8.052755        955,074.8000
  01/01/2010    to  12/31/2010        8.052755         8.767870      1,116,214.9137
  01/01/2011    to  12/31/2011        8.767870         8.551865      1,160,376.4266
  01/01/2012    to  12/31/2012        8.551865         9.552891      1,024,233.5245
  01/01/2013    to  04/26/2013        9.552891        10.446064              0.0000
============   ==== ==========       =========        =========      ==============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.710683        11.184363          4,230.8000
  01/01/2010    to  12/31/2010       11.184363        11.820151         41,770.6286
  01/01/2011    to  12/31/2011       11.820151        10.125498         48,280.0468
  01/01/2012    to  12/31/2012       10.125498        11.710239         47,606.7732
  01/01/2013    to  12/31/2013       11.710239        13.946021         53,054.1076
  01/01/2014    to  12/31/2014       13.946021        12.810855         69,518.5456
============   ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.704970        23.271979        165,801.8495
  01/01/2014    to  12/31/2014       23.271979        22.753952        172,755.9547
============   ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.327972        14.124717        345,795.0984
  01/01/2006    to  12/31/2006       14.124717        15.885596        293,676.2432
  01/01/2007    to  12/31/2007       15.885596        15.154954        255,865.3074
  01/01/2008    to  12/31/2008       15.154954         9.169250        252,029.3262
  01/01/2009    to  12/31/2009        9.169250        12.297858        249,227.7500
  01/01/2010    to  12/31/2010       12.297858        14.817473        247,395.5172
  01/01/2011    to  12/31/2011       14.817473        13.765157        257,269.5371
  01/01/2012    to  12/31/2012       13.765157        14.211408        237,844.2836
  01/01/2013    to  04/26/2013       14.211408        15.382164              0.0000
============   ==== ==========       =========        =========      ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.797769        13.242265          9,134.4000
  01/01/2010    to  12/31/2010       13.242265        16.434193         27,741.0131
  01/01/2011    to  12/31/2011       16.434193        15.419887         42,290.0866
  01/01/2012    to  12/31/2012       15.419887        17.531671         37,828.4839
  01/01/2013    to  12/31/2013       17.531671        23.747538         53,487.8694
  01/01/2014    to  12/31/2014       23.747538        24.390502         59,451.9536
============   ==== ==========       =========        =========      ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.688949         8.414769        276,940.1258
  01/01/2014    to  12/31/2014        8.414769         8.980610        339,326.8364
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.253011         4.630596        459,646.9496
  01/01/2006    to  12/31/2006        4.630596         4.784208        394,199.0746
  01/01/2007    to  12/31/2007        4.784208         6.170276        357,866.0791
  01/01/2008    to  12/31/2008        6.170276         3.361013        280,986.0696
  01/01/2009    to  12/31/2009        3.361013         5.240020        306,202.5400
  01/01/2010    to  12/31/2010        5.240020         6.561892        379,518.1706
  01/01/2011    to  12/31/2011        6.561892         5.798617        407,786.9118
  01/01/2012    to  12/31/2012        5.798617         6.375121        319,676.8401
  01/01/2013    to  04/26/2013        6.375121         6.654953              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.594916        14.692216         10,791.9700
  01/01/2010    to  12/31/2010       14.692216        18.590756         45,029.1746
  01/01/2011    to  12/31/2011       18.590756        15.192146         66,648.8173
  01/01/2012    to  12/31/2012       15.192146        15.281305         73,156.4439
  01/01/2013    to  12/31/2013       15.281305        16.597945         65,769.9466
  01/01/2014    to  12/31/2014       16.597945        13.213211         65,949.5536
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.915392        14.845874         26,831.1712
  01/01/2006    to  12/31/2006       14.845874        15.129948         45,998.0694
  01/01/2007    to  12/31/2007       15.129948        15.434629         49,072.2215
  01/01/2008    to  12/31/2008       15.434629        15.055223         63,960.9033
  01/01/2009    to  12/31/2009       15.055223        15.366947        161,865.9900
  01/01/2010    to  12/31/2010       15.366947        15.897958        203,766.2323
  01/01/2011    to  12/31/2011       15.897958        16.412787        160,916.6832
  01/01/2012    to  12/31/2012       16.412787        16.584684        144,073.2015
  01/01/2013    to  12/31/2013       16.584684        16.117171        117,851.8826
  01/01/2014    to  12/31/2014       16.117171        16.209000         97,919.8265
============   ==== ==========       =========        =========        ============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.675597        12.611440        1,837,100.2586
  01/01/2006    to  12/31/2006       12.611440        14.150347        1,778,320.1197
  01/01/2007    to  12/31/2007       14.150347        14.490582        1,448,263.7609
  01/01/2008    to  12/31/2008       14.490582         8.602823        1,192,591.0843
  01/01/2009    to  12/31/2009        8.602823        11.121899        1,227,941.7700
  01/01/2010    to  12/31/2010       11.121899        12.196133        1,294,700.0593
  01/01/2011    to  12/31/2011       12.196133        11.461201        1,226,104.7499
  01/01/2012    to  12/31/2012       11.461201        12.666252        1,100,194.1416
  01/01/2013    to  12/31/2013       12.666252        16.586560          970,277.2572
  01/01/2014    to  12/31/2014       16.586560        17.965521          835,081.2406
============   ==== ==========       =========        =========        ==============

SERIES L





                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.152523        10.453468       49,204.1317
  01/01/2013    to  12/31/2013       10.453468        11.382887       50,012.5652
  01/01/2014    to  12/31/2014       11.382887        11.971383       56,153.9679
============   ==== ==========       =========        =========      ============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996761         1.035750            0.0000
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007753         6.980314      133,811.4209
  01/01/2009    to  12/31/2009        6.980314         8.844211      293,165.8800
  01/01/2010    to  12/31/2010        8.844211         9.718562      628,454.2513
  01/01/2011    to  12/31/2011        9.718562         9.319201      661,735.7080
  01/01/2012    to  12/31/2012        9.319201        10.364233      670,620.3430
  01/01/2013    to  12/31/2013       10.364233        12.035729      637,528.1756
  01/01/2014    to  12/31/2014       12.035729        12.504793      568,809.6926
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997754         6.331349      280,865.7053
  01/01/2009    to  12/31/2009        6.331349         8.314334      584,176.2000
  01/01/2010    to  12/31/2010        8.314334         9.244030      457,473.0953
  01/01/2011    to  12/31/2011        9.244030         8.628175      453,732.0376
  01/01/2012    to  12/31/2012        8.628175         9.817988      420,099.1125
  01/01/2013    to  12/31/2013        9.817988        12.033942      385,341.9748
  01/01/2014    to  12/31/2014       12.033942        12.542849      315,836.0880
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987754         5.733881       28,135.0232
  01/01/2009    to  12/31/2009        5.733881         7.802145       56,450.9000
  01/01/2010    to  12/31/2010        7.802145         9.044777       67,612.6967
  01/01/2011    to  12/31/2011        9.044777         8.453840       68,767.7116
  01/01/2012    to  12/31/2012        8.453840         9.723437       56,762.1755
  01/01/2013    to  12/31/2013        9.723437        12.363621       45,555.9777
  01/01/2014    to  12/31/2014       12.363621        13.104005       31,245.4330
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017752         7.651043        134,477.6004
  01/01/2009    to  12/31/2009        7.651043         9.249565        326,695.1800
  01/01/2010    to  12/31/2010        9.249565         9.959711        407,093.2315
  01/01/2011    to  12/31/2011        9.959711         9.776712        400,461.9502
  01/01/2012    to  12/31/2012        9.776712        10.615421        390,806.0138
  01/01/2013    to  12/31/2013       10.615421        11.806193        325,162.5726
  01/01/2014    to  12/31/2014       11.806193        12.271564        288,830.1861
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.078638        11.433469         79,249.2244
  01/01/2013    to  12/31/2013       11.433469        10.821573         72,129.0988
  01/01/2014    to  12/31/2014       10.821573        11.025808         62,933.1490
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.909069        10.185425        203,652.4795
  01/01/2013    to  12/31/2013       10.185425        11.007432        160,286.5219
  01/01/2014    to  12/31/2014       11.007432        11.422048        149,700.5679
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.585381        11.607839            423.9366
  01/01/2009    to  12/31/2009       11.607839        16.677546         20,973.7700
  01/01/2010    to  12/31/2010       16.677546        18.916374         30,654.6355
  01/01/2011    to  12/31/2011       18.916374        18.967888         28,470.5814
  01/01/2012    to  12/31/2012       18.967888        21.655009         31,439.3772
  01/01/2013    to  12/31/2013       21.655009        23.195767         31,592.8432
  01/01/2014    to  12/31/2014       23.195767        23.473952         30,348.6678
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.777839        14.182623         86,646.7443
  01/01/2006    to  12/31/2006       14.182623        19.117954        121,441.4993
  01/01/2007    to  12/31/2007       19.117954        15.917430        147,927.0516
  01/01/2008    to  12/31/2008       15.917430         9.094890        166,867.5082
  01/01/2009    to  12/31/2009        9.094890        12.005300        165,292.7600
  01/01/2010    to  12/31/2010       12.005300        13.656337        165,430.1333
  01/01/2011    to  12/31/2011       13.656337        12.632295        147,876.1674
  01/01/2012    to  12/31/2012       12.632295        15.590890        142,530.6088
  01/01/2013    to  12/31/2013       15.590890        15.816081        135,570.0984
  01/01/2014    to  12/31/2014       15.816081        17.550999        119,153.7960
============   ==== ==========       =========        =========        ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.003478         7.793346        443,459.6095
  01/01/2006    to  12/31/2006        7.793346         7.502875        369,270.5981
  01/01/2007    to  12/31/2007        7.502875         7.516415        317,385.7729
  01/01/2008    to  12/31/2008        7.516415         4.487781        284,156.5308
  01/01/2009    to  12/31/2009        4.487781         5.845942        247,144.7800
  01/01/2010    to  12/31/2010        5.845942         7.089778        229,612.6657
  01/01/2011    to  12/31/2011        7.089778         7.171781        298,989.5991
  01/01/2012    to  12/31/2012        7.171781         8.325782        383,558.6369
  01/01/2013    to  12/31/2013        8.325782        11.876631        401,922.5649
  01/01/2014    to  12/31/2014       11.876631        13.833976        460,798.3933
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      125.926993       128.945415            142.3018
  01/01/2011    to  12/31/2011      128.945415       116.801881            320.2085
  01/01/2012    to  12/31/2012      116.801881       140.182768            630.0553
  01/01/2013    to  12/31/2013      140.182768       176.873069          2,887.1044
  01/01/2014    to  04/25/2014      176.873069       183.802482              0.0000
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245988        10.614176         24,236.9302
  01/01/2006    to  12/31/2006       10.614176        11.083909        105,921.4343
  01/01/2007    to  12/31/2007       11.083909        10.216408        162,559.7513
  01/01/2008    to  12/31/2008       10.216408         4.542073        188,844.3348
  01/01/2009    to  12/31/2009        4.542073         6.139525        190,035.6200
  01/01/2010    to  12/31/2010        6.139525         6.456202        172,427.6925
  01/01/2011    to  04/29/2011        6.456202         6.850412              0.0000
============   ==== ==========      ==========       ==========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.919714        13.142639         80,986.6847
  01/01/2006    to  12/31/2006       13.142639        14.897265         84,389.0735
  01/01/2007    to  12/31/2007       14.897265        15.045233         64,927.7816
  01/01/2008    to  12/31/2008       15.045233         9.421654         54,308.6681
  01/01/2009    to  12/31/2009        9.421654        12.212179         44,268.9300
  01/01/2010    to  12/31/2010       12.212179        14.863866         40,529.2706
  01/01/2011    to  12/31/2011       14.863866        13.646317         47,348.8886
  01/01/2012    to  12/31/2012       13.646317        15.790043         42,200.5266
  01/01/2013    to  12/31/2013       15.790043        20.520707         38,504.8868
  01/01/2014    to  12/31/2014       20.520707        22.763908         33,489.9457
============   ==== ==========      ==========       ==========        ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.680486        15.311936        278,844.7095
  01/01/2006    to  12/31/2006       15.311936        19.330066        257,615.6710
  01/01/2007    to  12/31/2007       19.330066        18.723852        261,850.6855
  01/01/2008    to  12/31/2008       18.723852        10.843216        176,082.3889
  01/01/2009    to  12/31/2009       10.843216        16.472555        131,759.9600
  01/01/2010    to  12/31/2010       16.472555        18.788477        132,552.9929
  01/01/2011    to  12/31/2011       18.788477        15.783629        119,878.0965
  01/01/2012    to  12/31/2012       15.783629        19.984811        100,571.6559
  01/01/2013    to  12/31/2013       19.984811        25.549173         82,451.0475
  01/01/2014    to  12/31/2014       25.549173        23.581396         80,204.0072
============   ==== ==========       =========        =========        ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010605         1.043317        469,740.7183
  01/01/2013    to  12/31/2013        1.043317         1.041170        471,639.1879
  01/01/2014    to  12/31/2014        1.041170         1.076969        501,701.5887
============   ==== ==========       =========        =========        ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998315        10.430310         20,174.2044
  01/01/2006    to  12/31/2006       10.430310        11.859735         66,675.2605
  01/01/2007    to  12/31/2007       11.859735        11.328245        119,708.7443
  01/01/2008    to  12/31/2008       11.328245         7.112139        120,859.4214
  01/01/2009    to  12/31/2009        7.112139         8.819300        115,988.9400
  01/01/2010    to  12/31/2010        8.819300         9.923869        106,626.4975
  01/01/2011    to  12/31/2011        9.923869         9.578696         91,593.0682
  01/01/2012    to  12/31/2012        9.578696        11.113050         74,486.4175
  01/01/2013    to  12/31/2013       11.113050        14.740609         80,400.3634
  01/01/2014    to  12/31/2014       14.740609        15.786323         70,457.2860
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.494010        15.411100         53,037.3276
  01/01/2009    to  12/31/2009       15.411100        19.104625         62,160.3200
  01/01/2010    to  12/31/2010       19.104625        23.495365         61,414.4549
  01/01/2011    to  12/31/2011       23.495365        22.168211         56,461.7055
  01/01/2012    to  12/31/2012       22.168211        24.907796         49,064.8545
  01/01/2013    to  12/31/2013       24.907796        31.797783         52,217.8321
  01/01/2014    to  12/31/2014       31.797783        34.156685         45,705.9205
============   ==== ==========       =========        =========        ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.923685        12.648094        265,468.9951
  01/01/2006    to  12/31/2006       12.648094        14.149636        213,842.9712
  01/01/2007    to  12/31/2007       14.149636        15.395578        174,168.1777
  01/01/2008    to  12/31/2008       15.395578         9.240888        154,109.7312
  01/01/2009    to  12/31/2009        9.240888        12.115212        131,706.8000
  01/01/2010    to  12/31/2010       12.115212        14.977377        120,016.3817
  01/01/2011    to  12/31/2011       14.977377        14.515408         90,768.6290
  01/01/2012    to  12/31/2012       14.515408        16.811721         77,025.0784
  01/01/2013    to  12/31/2013       16.811721        23.088062         70,618.8789
  01/01/2014    to  12/31/2014       23.088062        24.408953         60,988.1908
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.872790        10.297447         26,293.5418
  01/01/2014    to  12/31/2014       10.297447        10.602214         24,555.2498
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.037751         8.912431         15,065.3900
  01/01/2009    to  12/31/2009        8.912431         9.790053         50,753.9900
  01/01/2010    to  12/31/2010        9.790053        10.176582         50,270.5538
  01/01/2011    to  12/31/2011       10.176582        10.547825         41,205.2332
  01/01/2012    to  12/31/2012       10.547825        10.840645         44,456.3297
  01/01/2013    to  04/26/2013       10.840645        10.811986              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012660         1.045354         72,967.5013
  01/01/2013    to  12/31/2013        1.045354         1.136665        231,475.0893
  01/01/2014    to  12/31/2014        1.136665         1.191283        241,395.0541
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315        10.294456          4,950.2688
  01/01/2007    to  12/31/2007       10.294456        12.893478         57,553.2816
  01/01/2008    to  12/31/2008       12.893478         7.672041         74,325.1032
  01/01/2009    to  12/31/2009        7.672041        10.584426         69,608.6900
  01/01/2010    to  12/31/2010       10.584426        12.652514         98,756.8241
  01/01/2011    to  12/31/2011       12.652514        12.212475         54,322.7095
  01/01/2012    to  12/31/2012       12.212475        13.989045         50,151.2133
  01/01/2013    to  12/31/2013       13.989045        16.052704         50,983.3385
  01/01/2014    to  12/31/2014       16.052704        16.272245         42,292.4317
============   ==== ==========       =========        =========        ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.759052        16.665125        434,170.7009
  01/01/2006    to  12/31/2006       16.665125        17.821527        338,175.6700
  01/01/2007    to  12/31/2007       17.821527        18.601507        254,169.2040
  01/01/2008    to  12/31/2008       18.601507        14.832868        191,345.2734
  01/01/2009    to  12/31/2009       14.832868        19.875873        187,362.6200
  01/01/2010    to  12/31/2010       19.875873        21.997497        162,633.4898
  01/01/2011    to  12/31/2011       21.997497        22.513197        145,886.7578
  01/01/2012    to  12/31/2012       22.513197        24.909463        122,897.1377
  01/01/2013    to  12/31/2013       24.909463        26.351252        103,706.0928
  01/01/2014    to  12/31/2014       26.351252        27.063253         90,364.7534
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997192        10.177855         16,975.5839
  01/01/2011    to  12/31/2011       10.177855        10.172019         25,865.4921
  01/01/2012    to  12/31/2012       10.172019        10.695033         28,709.5450
  01/01/2013    to  12/31/2013       10.695033        10.879977         34,810.2390
  01/01/2014    to  12/31/2014       10.879977        10.737665         30,744.7280
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987193         9.724128          2,423.7345
  01/01/2012    to  12/31/2012        9.724128         9.944730            767.3397
  01/01/2013    to  12/31/2013        9.944730         9.856026         41,321.1192
  01/01/2014    to  12/31/2014        9.856026         9.758172         41,009.4398
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997754        10.849747             77.5700
  01/01/2010    to  12/31/2010       10.849747        12.069219            293.5025
  01/01/2011    to  12/31/2011       12.069219        11.785726          1,790.2889
  01/01/2012    to  12/31/2012       11.785726        13.194934          1,904.8856
  01/01/2013    to  12/31/2013       13.194934        13.061296          2,094.8502
  01/01/2014    to  12/31/2014       13.061296        12.942194          1,776.2667
============   ==== ==========       =========        =========        ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.680531        11.550645        559,103.1454
  01/01/2006    to  12/31/2006       11.550645        12.861402        560,429.2012
  01/01/2007    to  12/31/2007       12.861402        12.962731        292,642.2947
  01/01/2008    to  12/31/2008       12.962731         7.515886        338,223.2931
  01/01/2009    to  12/31/2009        7.515886         9.767237        268,219.6100
  01/01/2010    to  12/31/2010        9.767237        11.148208        253,750.6072
  01/01/2011    to  12/31/2011       11.148208        10.291557        321,671.0844
  01/01/2012    to  12/31/2012       10.291557        11.769572        301,302.3403
  01/01/2013    to  12/31/2013       11.769572        14.933248        292,961.6994
  01/01/2014    to  12/31/2014       14.933248        15.374689        280,946.2480
============   ==== ==========       =========        =========        ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.935849        10.351571         90,708.5136
  01/01/2013    to  12/31/2013       10.351571        11.598045        141,717.1027
  01/01/2014    to  12/31/2014       11.598045        12.459022        155,059.7192
============   ==== ==========       =========        =========        ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.076318         1.120516              0.0000
  01/01/2014    to  12/31/2014        1.120516         1.199445              0.0000
============   ==== ==========       =========        =========        ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.075075        15.924850        356,107.2832
  01/01/2006    to  12/31/2006       15.924850        17.651281        278,209.8687
  01/01/2007    to  12/31/2007       17.651281        16.768726        247,135.6746
  01/01/2008    to  12/31/2008       16.768726        11.528208        195,931.4458
  01/01/2009    to  12/31/2009       11.528208        14.281682        178,668.2500
  01/01/2010    to  12/31/2010       14.281682        16.776165        171,539.0967
  01/01/2011    to  12/31/2011       16.776165        14.959592        143,116.9369
  01/01/2012    to  12/31/2012       14.959592        17.290465        126,556.9884
  01/01/2013    to  12/31/2013       17.290465        22.436265        118,700.1566
  01/01/2014    to  12/31/2014       22.436265        22.358025         96,393.3750
============   ==== ==========       =========        =========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315        10.432867        7,107.5222
  01/01/2007    to  12/31/2007       10.432867        13.962722       72,926.9122
  01/01/2008    to  12/31/2008       13.962722         6.082499      254,692.9255
  01/01/2009    to  12/31/2009        6.082499        10.067748      226,405.4400
  01/01/2010    to  12/31/2010       10.067748        12.197046      216,641.6037
  01/01/2011    to  12/31/2011       12.197046         9.714793      207,977.2850
  01/01/2012    to  12/31/2012        9.714793        11.314976      192,057.3743
  01/01/2013    to  12/31/2013       11.314976        10.533176      192,658.9658
  01/01/2014    to  12/31/2014       10.533176         9.646451      190,727.1245
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.917708        12.453487      326,612.1605
  01/01/2006    to  12/31/2006       12.453487        15.442674      349,136.4641
  01/01/2007    to  12/31/2007       15.442674        17.138290      422,776.4752
  01/01/2008    to  12/31/2008       17.138290         9.676406      414,107.8907
  01/01/2009    to  12/31/2009        9.676406        12.472521      375,609.3900
  01/01/2010    to  12/31/2010       12.472521        13.613233      355,351.7856
  01/01/2011    to  12/31/2011       13.613233        11.908439      319,762.4699
  01/01/2012    to  12/31/2012       11.908439        13.614676      290,174.3962
  01/01/2013    to  12/31/2013       13.614676        15.907121      247,916.3210
  01/01/2014    to  12/31/2014       15.907121        14.501241      232,849.2120
============   ==== ==========       =========        =========      ============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999719         1.030951            0.0000
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.096537        11.022786      377,386.3163
  01/01/2006    to  12/31/2006       11.022786        10.841492      307,553.7396
  01/01/2007    to  12/31/2007       10.841492        11.767146      453,759.8332
  01/01/2008    to  12/31/2008       11.767146        10.733536      360,202.9360
  01/01/2009    to  12/31/2009       10.733536        12.413779      356,915.9500
  01/01/2010    to  12/31/2010       12.413779        13.105833      366,618.3037
  01/01/2011    to  12/31/2011       13.105833        14.271210      334,233.8694
  01/01/2012    to  12/31/2012       14.271210        15.256784      314,557.2290
  01/01/2013    to  12/31/2013       15.256784        13.560777      282,266.8627
  01/01/2014    to  12/31/2014       13.560777        13.669977      263,234.5578
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.796756        11.817806        913,535.7194
  01/01/2006    to  12/31/2006       11.817806        12.101748      1,030,788.4572
  01/01/2007    to  12/31/2007       12.101748        12.751678      1,225,143.0195
  01/01/2008    to  12/31/2008       12.751678        12.543460      1,085,536.0072
  01/01/2009    to  12/31/2009       12.543460        14.504569      1,050,456.3900
  01/01/2010    to  12/31/2010       14.504569        15.371376      1,053,907.5460
  01/01/2011    to  12/31/2011       15.371376        15.537655        929,214.3910
  01/01/2012    to  12/31/2012       15.537655        16.631888        835,859.7866
  01/01/2013    to  12/31/2013       16.631888        15.982289        757,023.8462
  01/01/2014    to  12/31/2014       15.982289        16.314355        652,771.7255
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.133060        14.811077              0.0000
  01/01/2010    to  12/31/2010       14.811077        16.822447            196.1260
  01/01/2011    to  12/31/2011       16.822447        15.678760              0.0000
  01/01/2012    to  12/31/2012       15.678760        16.952845              0.0000
  01/01/2013    to  12/31/2013       16.952845        22.042344              0.0000
  01/01/2014    to  12/31/2014       22.042344        23.955768              0.0000
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.680923        12.216698         27,487.8123
  01/01/2011    to  12/31/2011       12.216698        12.383266         35,064.1362
  01/01/2012    to  12/31/2012       12.383266        13.520302         38,700.1665
  01/01/2013    to  12/31/2013       13.520302        13.432837         35,936.1431
  01/01/2014    to  12/31/2014       13.432837        13.744940         36,202.9927
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.702228        10.820402         31,942.1422
  01/01/2013    to  12/31/2013       10.820402        10.121720         16,147.1030
  01/01/2014    to  12/31/2014       10.121720        10.665690         16,158.6035
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214283        10.704310          6,290.9035
  01/01/2014    to  12/31/2014       10.704310        11.393303          8,705.3027
============   ==== ==========       =========        =========      ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010638         1.063387        154,345.0612
  01/01/2013    to  12/31/2013        1.063387         1.147148        387,062.5880
  01/01/2014    to  12/31/2014        1.147148         1.210849        374,657.6743
============   ==== ==========       =========        =========      ==============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.236724         8.391697        9,190.8464
  01/01/2009    to  12/31/2009        8.391697        10.267504       49,654.8900
  01/01/2010    to  12/31/2010       10.267504        11.290419       97,604.4670
  01/01/2011    to  12/31/2011       11.290419        11.179172      148,432.7906
  01/01/2012    to  12/31/2012       11.179172        12.357921      130,213.6160
  01/01/2013    to  12/31/2013       12.357921        13.672826      123,374.8637
  01/01/2014    to  12/31/2014       13.672826        14.173906      123,641.9409
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.626441         7.693486        7,616.8199
  01/01/2009    to  12/31/2009        7.693486         9.730686       35,095.6600
  01/01/2010    to  12/31/2010        9.730686        10.882702       47,005.1181
  01/01/2011    to  12/31/2011       10.882702        10.435307       58,392.3092
  01/01/2012    to  12/31/2012       10.435307        11.759200       59,304.3696
  01/01/2013    to  12/31/2013       11.759200        13.602685       56,714.2850
  01/01/2014    to  12/31/2014       13.602685        14.043501       50,296.3004
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       46.695155        47.302031      275,629.5718
  01/01/2006    to  12/31/2006       47.302031        54.587274      249,601.0989
  01/01/2007    to  12/31/2007       54.587274        55.463710      227,997.5920
  01/01/2008    to  12/31/2008       55.463710        34.593831      192,108.4190
  01/01/2009    to  12/31/2009       34.593831        40.125478      173,984.7400
  01/01/2010    to  12/31/2010       40.125478        46.002212      158,943.6177
  01/01/2011    to  12/31/2011       46.002212        43.263096      136,858.1882
  01/01/2012    to  12/31/2012       43.263096        50.000256      114,977.9214
  01/01/2013    to  12/31/2013       50.000256        65.531408      103,876.7599
  01/01/2014    to  12/31/2014       65.531408        72.728080       92,191.0032
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        6.942358         7.796808      678,220.8621
  01/01/2006    to  12/31/2006        7.796808         8.109881      541,003.5879
  01/01/2007    to  12/31/2007        8.109881         9.345696      487,502.1964
  01/01/2008    to  12/31/2008        9.345696         5.516147      405,570.9609
  01/01/2009    to  12/31/2009        5.516147         7.861642      400,716.2900
  01/01/2010    to  12/31/2010        7.861642         9.834477      360,017.9991
  01/01/2011    to  12/31/2011        9.834477         9.476551      269,065.5112
  01/01/2012    to  12/31/2012        9.476551        10.553502      246,687.1344
  01/01/2013    to  12/31/2013       10.553502        14.121510      220,644.8417
  01/01/2014    to  12/31/2014       14.121510        15.602339      194,176.7527
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        8.862078         9.682738       51,926.1006
  01/01/2014    to  12/31/2014        9.682738         9.169078       39,493.6243
============   ==== ==========       =========        =========      ============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.087748         6.027848       15,359.3393
  01/01/2009    to  12/31/2009        6.027848         8.418799       24,020.1700
  01/01/2010    to  12/31/2010        8.418799         8.816613       50,710.3359
  01/01/2011    to  12/31/2011        8.816613         7.404028       57,127.2933
  01/01/2012    to  12/31/2012        7.404028         8.518139       51,999.3169
  01/01/2013    to  04/26/2013        8.518139         8.816266            0.0000
============   ==== ==========       =========        =========      ============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.466823        13.879731       14,274.6600
  01/01/2010    to  12/31/2010       13.879731        14.366508       37,463.6726
  01/01/2011    to  12/31/2011       14.366508        15.082240       31,465.5112
  01/01/2012    to  12/31/2012       15.082240        15.303989       31,169.5661
  01/01/2013    to  12/31/2013       15.303989        14.608044       23,241.0459
  01/01/2014    to  12/31/2014       14.608044        15.093023       29,087.6758
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.699012         9.759072      491,186.1554
  01/01/2006    to  12/31/2006        9.759072         9.996747      550,092.3715
  01/01/2007    to  12/31/2007        9.996747        10.264293      659,360.6274
  01/01/2008    to  12/31/2008       10.264293        10.316818      990,038.0256
  01/01/2009    to  12/31/2009       10.316818        10.133063      753,170.9600
  01/01/2010    to  12/31/2010       10.133063         9.927440      535,255.7620
  01/01/2011    to  12/31/2011        9.927440         9.726536      539,447.8056
  01/01/2012    to  12/31/2012        9.726536         9.528091      444,875.3935
  01/01/2013    to  12/31/2013        9.528091         9.334745      389,883.9351
  01/01/2014    to  12/31/2014        9.334745         9.145322      441,438.4851
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.707423         9.699543            0.0000
============   ==== ==========       =========        =========      ============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.167357        16.815150       19,691.0826
  01/01/2014    to  12/31/2014       16.815150        18.265634       18,876.9221
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.066653        12.074209       38,396.1621
  01/01/2006    to  12/31/2006       12.074209        12.548130       32,128.4084
  01/01/2007    to  12/31/2007       12.548130        15.260611       30,888.8496
  01/01/2008    to  12/31/2008       15.260611         7.729185       30,642.1785
  01/01/2009    to  12/31/2009        7.729185        11.143877       25,820.7600
  01/01/2010    to  12/31/2010       11.143877        13.883593       25,875.2153
  01/01/2011    to  12/31/2011       13.883593        12.586925       22,748.2944
  01/01/2012    to  12/31/2012       12.586925        13.072406       21,185.7237
  01/01/2013    to  04/26/2013       13.072406        14.076604            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.298871        11.456474      240,519.6929
  01/01/2006    to  12/31/2006       11.456474        11.507898      209,568.7056
  01/01/2007    to  12/31/2007       11.507898        12.557032      147,863.9433
  01/01/2008    to  12/31/2008       12.557032         7.805540      145,950.4754
  01/01/2009    to  12/31/2009        7.805540        10.672653      132,020.5200
  01/01/2010    to  12/31/2010       10.672653        11.639200      158,439.2465
  01/01/2011    to  12/31/2011       11.639200        11.428787      108,372.8022
  01/01/2012    to  12/31/2012       11.428787        12.937464      318,997.0059
  01/01/2013    to  12/31/2013       12.937464        17.330845      292,973.1094
  01/01/2014    to  12/31/2014       17.330845        18.463725      249,743.9928
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
  LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563499         9.973006        3,591.3320
  01/01/2008    to  12/31/2008        9.973006         5.685456       12,498.9047
  01/01/2009    to  12/31/2009        5.685456         6.865193       15,373.4600
  01/01/2010    to  12/31/2010        6.865193         7.760721       12,554.8059
  01/01/2011    to  12/31/2011        7.760721         7.311594       12,444.3022
  01/01/2012    to  12/31/2012        7.311594         8.070182       10,293.5935
  01/01/2013    to  04/26/2013        8.070182         8.654844            0.0000
============   ==== ==========       =========        =========      ============

                        2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.153153         8.364763        1,099,885.8882
  01/01/2006    to  12/31/2006        8.364763         8.819638          966,595.1524
  01/01/2007    to  12/31/2007        8.819638         9.874268          761,003.5880
  01/01/2008    to  12/31/2008        9.874268         5.229254          664,487.3850
  01/01/2009    to  12/31/2009        5.229254         7.362110          565,468.8700
  01/01/2010    to  12/31/2010        7.362110         7.890564          535,683.3861
  01/01/2011    to  12/31/2011        7.890564         7.624047          401,982.2635
  01/01/2012    to  04/27/2012        7.624047         8.558898                0.0000
============   ==== ==========       =========        =========        ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.748628        15.852993          614,163.1753
  01/01/2006    to  12/31/2006       15.852993        17.422981          476,295.2953
  01/01/2007    to  12/31/2007       17.422981        15.859936          417,222.6825
  01/01/2008    to  12/31/2008       15.859936         8.369136          350,429.1002
  01/01/2009    to  12/31/2009        8.369136        11.577259          299,433.1000
  01/01/2010    to  12/31/2010       11.577259        13.016635          275,818.7326
  01/01/2011    to  12/31/2011       13.016635        13.580776          229,575.7443
  01/01/2012    to  12/31/2012       13.580776        14.844569          185,359.8204
  01/01/2013    to  12/31/2013       14.844569        19.853177          164,942.2039
  01/01/2014    to  12/31/2014       19.853177        19.775866          148,669.7920
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063785        10.124727            1,357.7325
  01/01/2009    to  12/31/2009       10.124727        14.156467            2,220.3900
  01/01/2010    to  12/31/2010       14.156467        17.002492            5,976.6825
  01/01/2011    to  12/31/2011       17.002492        13.950654            5,850.9660
  01/01/2012    to  12/31/2012       13.950654        16.113009            7,710.1216
  01/01/2013    to  12/31/2013       16.113009        20.143494            6,625.1639
  01/01/2014    to  12/31/2014       20.143494        18.413529            7,814.3264
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.215746        13.418405           18,202.9379
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.525504        13.842960        1,009,631.0927
============   ==== ==========       =========        =========        ==============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
  B))
  01/01/2005    to  12/31/2005       10.101066        10.340016        263,723.7329
  01/01/2006    to  12/31/2006       10.340016        11.004607        650,012.0300
  01/01/2007    to  12/31/2007       11.004607        11.418246        766,567.9393
  01/01/2008    to  12/31/2008       11.418246         8.875851      1,014,220.5463
  01/01/2009    to  12/31/2009        8.875851        10.687800        823,420.3400
  01/01/2010    to  12/31/2010       10.687800        11.612607        895,178.2245
  01/01/2011    to  12/31/2011       11.612607        11.579475        571,213.4746
  01/01/2012    to  12/31/2012       11.579475        12.581054        573,503.7294
  01/01/2013    to  12/31/2013       12.581054        13.444904        454,600.2378
  01/01/2014    to  04/25/2014       13.444904        13.527784              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
  B))
  01/01/2005    to  12/31/2005       10.221193        10.596466        544,993.1307
  01/01/2006    to  12/31/2006       10.596466        11.444331        598,545.2189
  01/01/2007    to  12/31/2007       11.444331        11.906745        775,496.0883
  01/01/2008    to  12/31/2008       11.906745         8.582542        891,637.5345
  01/01/2009    to  12/31/2009        8.582542        10.601867        876,270.6600
  01/01/2010    to  12/31/2010       10.601867        11.674761      1,037,364.0839
  01/01/2011    to  12/31/2011       11.674761        11.425001        807,317.3699
  01/01/2012    to  12/31/2012       11.425001        12.579176        791,529.6818
  01/01/2013    to  12/31/2013       12.579176        14.077129        680,764.8977
  01/01/2014    to  04/25/2014       14.077129        14.110529              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.401923        14.851641      1,373,283.0281
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS
  B))
  01/01/2005    to  12/31/2005       10.384732        10.899222      1,662,710.6885
  01/01/2006    to  12/31/2006       10.899222        11.957737      1,743,168.6375
  01/01/2007    to  12/31/2007       11.957737        12.285740      1,827,345.9064
  01/01/2008    to  12/31/2008       12.285740         8.191826      1,824,376.2203
  01/01/2009    to  12/31/2009        8.191826        10.299750      1,940,908.4600
  01/01/2010    to  12/31/2010       10.299750        11.461754      1,888,851.9109
  01/01/2011    to  12/31/2011       11.461754        11.038436      2,181,620.5914
  01/01/2012    to  12/31/2012       11.038436        12.319752      1,859,346.4864
  01/01/2013    to  12/31/2013       12.319752        14.413633      1,690,876.3630
  01/01/2014    to  04/25/2014       14.413633        14.404350              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.846104        15.398025      1,453,809.8570
============   ==== ==========       =========        =========      ==============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
  TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997754         7.002190        124,290.4658
  01/01/2009    to  12/31/2009        7.002190         8.818786        240,706.4700
  01/01/2010    to  12/31/2010        8.818786         9.507876        276,338.2689
  01/01/2011    to  12/31/2011        9.507876         9.151333        243,696.7552
  01/01/2012    to  12/31/2012        9.151333        10.410179        228,681.2715
  01/01/2013    to  04/26/2013       10.410179        11.183989              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.595495        11.328352      2,543,461.0656
  01/01/2006    to  12/31/2006       11.328352        12.608002      2,548,639.4385
  01/01/2007    to  12/31/2007       12.608002        12.931595      3,050,656.9906
  01/01/2008    to  12/31/2008       12.931595         7.871060      2,425,945.1669
  01/01/2009    to  12/31/2009        7.871060        10.032325      2,325,916.6100
  01/01/2010    to  12/31/2010       10.032325        11.351340      2,137,282.4222
  01/01/2011    to  12/31/2011       11.351340        10.690669      1,949,941.0855
  01/01/2012    to  12/31/2012       10.690669        12.118979      1,425,508.4529
  01/01/2013    to  12/31/2013       12.118979        14.950002      1,558,643.8046
  01/01/2014    to  04/25/2014       14.950002        14.859116              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.461985        12.984932              0.0000
  01/01/2010    to  12/31/2010       12.984932        16.018888              0.0000
  01/01/2011    to  12/31/2011       16.018888        15.342992          2,509.3219
  01/01/2012    to  12/31/2012       15.342992        17.625280          2,772.4172
  01/01/2013    to  12/31/2013       17.625280        22.923486          3,568.3580
  01/01/2014    to  12/31/2014       22.923486        24.527257         10,459.2117
============   ==== ==========       =========        =========      ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.130703        11.382685        276,939.7141
  01/01/2006    to  12/31/2006       11.382685        12.845959        234,191.3219
  01/01/2007    to  12/31/2007       12.845959        13.209916        240,428.2150
  01/01/2008    to  12/31/2008       13.209916         8.119100        188,476.6163
  01/01/2009    to  12/31/2009        8.119100        10.016166        174,853.9900
  01/01/2010    to  12/31/2010       10.016166        11.235003        156,810.7235
  01/01/2011    to  12/31/2011       11.235003        11.187497        147,267.6665
  01/01/2012    to  12/31/2012       11.187497        12.650241        126,835.5947
  01/01/2013    to  12/31/2013       12.650241        16.322270        121,672.7621
  01/01/2014    to  12/31/2014       16.322270        18.085723        122,450.0637
============   ==== ==========       =========        =========      ==============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.165536        19.969276       24,319.1988
  01/01/2014    to  12/31/2014       19.969276        21.630437       28,818.8024
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997754         6.570607       28,316.8258
  01/01/2009    to  12/31/2009        6.570607         8.039157       42,413.6100
  01/01/2010    to  12/31/2010        8.039157         8.744321       50,800.2267
  01/01/2011    to  12/31/2011        8.744321         8.520387       65,427.9602
  01/01/2012    to  12/31/2012        8.520387         9.508166       51,827.6338
  01/01/2013    to  04/26/2013        9.508166        10.393854            0.0000
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.619725        11.060285        1,506.7400
  01/01/2010    to  12/31/2010       11.060285        11.677349        4,353.4043
  01/01/2011    to  12/31/2011       11.677349         9.993177           44.9886
  01/01/2012    to  12/31/2012        9.993177        11.545600          258.4506
  01/01/2013    to  12/31/2013       11.545600        13.736210        1,581.8257
  01/01/2014    to  12/31/2014       13.736210        12.605501       14,794.0127
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.466541        22.959878      111,264.8528
  01/01/2014    to  12/31/2014       22.959878        22.426351       92,461.3622
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.284973        14.065118      203,167.6045
  01/01/2006    to  12/31/2006       14.065118        15.802802      198,231.3433
  01/01/2007    to  12/31/2007       15.802802        15.060813      257,877.1651
  01/01/2008    to  12/31/2008       15.060813         9.103133      239,026.6245
  01/01/2009    to  12/31/2009        9.103133        12.196978      212,790.8400
  01/01/2010    to  12/31/2010       12.196978        14.681252      179,992.5885
  01/01/2011    to  12/31/2011       14.681252        13.624996      166,531.5671
  01/01/2012    to  12/31/2012       13.624996        14.052564      153,775.5308
  01/01/2013    to  04/26/2013       14.052564        15.205400            0.0000
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.685008        13.095345            0.0000
  01/01/2010    to  12/31/2010       13.095345        16.235634          683.4555
  01/01/2011    to  12/31/2011       16.235634        15.218378        7,114.0950
  01/01/2012    to  12/31/2012       15.218378        17.285185        7,906.7855
  01/01/2013    to  12/31/2013       17.285185        23.390278       10,527.6091
  01/01/2014    to  12/31/2014       23.390278        23.999550       16,539.5019
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.604668         8.303149       89,864.8713
  01/01/2014    to  12/31/2014        8.303149         8.852627       69,190.9968
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.234564         4.605918      306,787.5050
  01/01/2006    to  12/31/2006        4.605918         4.753966      242,613.5426
  01/01/2007    to  12/31/2007        4.753966         6.125116      198,842.6742
  01/01/2008    to  12/31/2008        6.125116         3.333058      151,925.7902
  01/01/2009    to  12/31/2009        3.333058         5.191245      146,756.7600
  01/01/2010    to  12/31/2010        5.191245         6.494325      151,987.3416
  01/01/2011    to  12/31/2011        6.494325         5.733182       98,648.0421
  01/01/2012    to  12/31/2012        5.733182         6.296846       93,981.8198
  01/01/2013    to  04/26/2013        6.296846         6.571153            0.0000
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.588987        14.675024           57.0200
  01/01/2010    to  12/31/2010       14.675024        18.550463          628.0137
  01/01/2011    to  12/31/2011       18.550463        15.144079        1,166.7361
  01/01/2012    to  12/31/2012       15.144079        15.217644        2,172.2407
  01/01/2013    to  12/31/2013       15.217644        16.512274        1,500.4656
  01/01/2014    to  12/31/2014       16.512274        13.131841        1,510.9151
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.759517        14.680991       12,874.4648
  01/01/2006    to  12/31/2006       14.680991        14.947001          431.4388
  01/01/2007    to  12/31/2007       14.947001        15.232679        4,919.9232
  01/01/2008    to  12/31/2008       15.232679        14.843345       17,238.4782
  01/01/2009    to  12/31/2009       14.843345        15.135540       29,329.8400
  01/01/2010    to  12/31/2010       15.135540        15.642904       27,051.4939
  01/01/2011    to  12/31/2011       15.642904        16.133378       27,871.0194
  01/01/2012    to  12/31/2012       16.133378        16.285965       62,274.8390
  01/01/2013    to  12/31/2013       16.285965        15.811050       27,303.2888
  01/01/2014    to  12/31/2014       15.811050        15.885240       24,805.0724
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.625009        12.544286        931,670.1763
  01/01/2006    to  12/31/2006       12.544286        14.060972        798,348.3255
  01/01/2007    to  12/31/2007       14.060972        14.384584        681,378.2471
  01/01/2008    to  12/31/2008       14.384584         8.531306        578,095.0604
  01/01/2009    to  12/31/2009        8.531306        11.018414        530,345.2300
  01/01/2010    to  12/31/2010       11.018414        12.070584        539,511.0403
  01/01/2011    to  12/31/2011       12.070584        11.331899        432,165.2673
  01/01/2012    to  12/31/2012       11.331899        12.510773        380,621.1292
  01/01/2013    to  12/31/2013       12.510773        16.366597        348,769.8336
  01/01/2014    to  12/31/2014       16.366597        17.709551        302,599.4912
============   ==== ==========       =========        =========        ============

SERIES L





                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.147405        10.444693        106,892.7932
  01/01/2013    to  12/31/2013       10.444693        11.367647         30,374.1912
  01/01/2014    to  12/31/2014       11.367647        11.949379         30,200.5251
============   ==== ==========       =========        =========      ==============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996755         1.035393              0.0000
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007698         6.977907        182,899.9616
  01/01/2009    to  12/31/2009        6.977907         8.836743        216,912.7700
  01/01/2010    to  12/31/2010        8.836743         9.705506        423,804.4025
  01/01/2011    to  12/31/2011        9.705506         9.302038        431,129.1721
  01/01/2012    to  12/31/2012        9.302038        10.339948        260,695.5467
  01/01/2013    to  12/31/2013       10.339948        12.001527        160,262.6838
  01/01/2014    to  12/31/2014       12.001527        12.463023      1,126,244.0495
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997699         6.329165        118,639.4339
  01/01/2009    to  12/31/2009        6.329165         8.307311        189,854.5600
  01/01/2010    to  12/31/2010        8.307311         9.231609         69,486.9137
  01/01/2011    to  12/31/2011        9.231609         8.612281        125,319.3506
  01/01/2012    to  12/31/2012        8.612281         9.794980        106,666.9802
  01/01/2013    to  12/31/2013        9.794980        11.999741        101,726.0689
  01/01/2014    to  12/31/2014       11.999741        12.500948         96,927.2614
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987699         5.731901          3,371.4826
  01/01/2009    to  12/31/2009        5.731901         7.795551         11,528.9200
  01/01/2010    to  12/31/2010        7.795551         9.032619          8,997.8716
  01/01/2011    to  12/31/2011        9.032619         8.438265         14,675.7223
  01/01/2012    to  12/31/2012        8.438265         9.700646         13,363.1726
  01/01/2013    to  12/31/2013        9.700646        12.328480         12,907.9408
  01/01/2014    to  12/31/2014       12.328480        13.060226         21,060.1367
============   ==== ==========       =========        =========      ==============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017698         7.648408        105,401.7683
  01/01/2009    to  12/31/2009        7.648408         9.241758        215,740.3500
  01/01/2010    to  12/31/2010        9.241758         9.946333        252,366.7128
  01/01/2011    to  12/31/2011        9.946333         9.758710        148,406.4054
  01/01/2012    to  12/31/2012        9.758710        10.590550        122,870.0553
  01/01/2013    to  12/31/2013       10.590550        11.772645        142,225.3815
  01/01/2014    to  12/31/2014       11.772645        12.230577        157,972.0390
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.072906        11.423719         33,767.7030
  01/01/2013    to  12/31/2013       11.423719        10.806938         33,284.7583
  01/01/2014    to  12/31/2014       10.806938        11.005391         25,621.7556
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.904073        10.176874         48,601.4066
  01/01/2013    to  12/31/2013       10.176874        10.992694         59,159.7044
  01/01/2014    to  12/31/2014       10.992694        11.401052         52,939.3912
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.494717        11.536403              0.0000
  01/01/2009    to  12/31/2009       11.536403        16.566636         73,667.1900
  01/01/2010    to  12/31/2010       16.566636        18.781187         75,819.4537
  01/01/2011    to  12/31/2011       18.781187        18.822943         82,334.5474
  01/01/2012    to  12/31/2012       18.822943        21.478734         73,538.7017
  01/01/2013    to  12/31/2013       21.478734        22.995450         41,131.9512
  01/01/2014    to  12/31/2014       22.995450        23.259599         22,387.3208
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.773556        14.170803         57,423.2498
  01/01/2006    to  12/31/2006       14.170803        19.092510         56,344.5707
  01/01/2007    to  12/31/2007       19.092510        15.888249         31,112.4184
  01/01/2008    to  12/31/2008       15.888249         9.073650         28,067.2144
  01/01/2009    to  12/31/2009        9.073650        11.971272         25,604.1800
  01/01/2010    to  12/31/2010       11.971272        13.610832         23,350.3024
  01/01/2011    to  12/31/2011       13.610832        12.583917         20,679.9789
  01/01/2012    to  12/31/2012       12.583917        15.523381         19,787.7422
  01/01/2013    to  12/31/2013       15.523381        15.739722         19,852.5435
  01/01/2014    to  12/31/2014       15.739722        17.457535         18,230.3979
============   ==== ==========       =========        =========        ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        6.995213         7.780271        246,142.8672
  01/01/2006    to  12/31/2006        7.780271         7.486550        227,559.4156
  01/01/2007    to  12/31/2007        7.486550         7.496290        214,301.3904
  01/01/2008    to  12/31/2008        7.496290         4.473515        167,500.7923
  01/01/2009    to  12/31/2009        4.473515         5.824444        146,853.0900
  01/01/2010    to  12/31/2010        5.824444         7.060179        128,354.6485
  01/01/2011    to  12/31/2011        7.060179         7.138276        120,779.9326
  01/01/2012    to  12/31/2012        7.138276         8.282721         98,374.6371
  01/01/2013    to  12/31/2013        8.282721        11.809305         83,817.3514
  01/01/2014    to  12/31/2014       11.809305        13.748680         80,052.7954
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      124.167538       127.101648          1,460.0283
  01/01/2011    to  12/31/2011      127.101648       115.074290          2,119.9633
  01/01/2012    to  12/31/2012      115.074290       138.039994            722.0146
  01/01/2013    to  12/31/2013      138.039994       174.082427            416.5720
  01/01/2014    to  04/25/2014      174.082427       180.874023              0.0000
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245890        10.613303          7,583.3961
  01/01/2006    to  12/31/2006       10.613303        11.077471          7,737.2741
  01/01/2007    to  12/31/2007       11.077471        10.205338         10,540.2783
  01/01/2008    to  12/31/2008       10.205338         4.534866         10,428.2854
  01/01/2009    to  12/31/2009        4.534866         6.126717          7,037.2700
  01/01/2010    to  12/31/2010        6.126717         6.439515          6,202.3516
  01/01/2011    to  04/29/2011        6.439515         6.831593              0.0000
============   ==== ==========      ==========       ==========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.915717        13.131686        125,309.3312
  01/01/2006    to  12/31/2006       13.131686        14.877430         81,185.7010
  01/01/2007    to  12/31/2007       14.877430        15.017648         66,240.1537
  01/01/2008    to  12/31/2008       15.017648         9.399653         48,252.2656
  01/01/2009    to  12/31/2009        9.399653        12.177571         44,302.7000
  01/01/2010    to  12/31/2010       12.177571        14.814344         38,597.1258
  01/01/2011    to  12/31/2011       14.814344        13.594061         38,023.6515
  01/01/2012    to  12/31/2012       13.594061        15.721675         35,608.4006
  01/01/2013    to  12/31/2013       15.721675        20.421648         29,331.5016
  01/01/2014    to  12/31/2014       20.421648        22.642696         25,933.4449
============   ==== ==========      ==========       ==========        ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.658428        15.279629        254,459.6638
  01/01/2006    to  12/31/2006       15.279629        19.279670        208,087.9210
  01/01/2007    to  12/31/2007       19.279670        18.665644        187,577.1355
  01/01/2008    to  12/31/2008       18.665644        10.804075        143,408.5929
  01/01/2009    to  12/31/2009       10.804075        16.404884        119,850.5100
  01/01/2010    to  12/31/2010       16.404884        18.701949         99,657.9725
  01/01/2011    to  12/31/2011       18.701949        15.703090         96,412.6100
  01/01/2012    to  12/31/2012       15.703090        19.872847         89,163.3919
  01/01/2013    to  12/31/2013       19.872847        25.393343         77,480.5968
  01/01/2014    to  12/31/2014       25.393343        23.425845         77,364.3418
============   ==== ==========       =========        =========        ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010597         1.042959        653,953.9902
  01/01/2013    to  12/31/2013        1.042959         1.040292        553,846.9207
  01/01/2014    to  12/31/2014        1.040292         1.075523        551,440.7528
============   ==== ==========       =========        =========        ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998274        10.426811         20,709.5091
  01/01/2006    to  12/31/2006       10.426811        11.849847         34,225.4419
  01/01/2007    to  12/31/2007       11.849847        11.313110         32,806.5021
  01/01/2008    to  12/31/2008       11.313110         7.099065         21,787.0405
  01/01/2009    to  12/31/2009        7.099065         8.798687         14,333.3500
  01/01/2010    to  12/31/2010        8.798687         9.895729         17,118.7966
  01/01/2011    to  12/31/2011        9.895729         9.546768         14,167.0462
  01/01/2012    to  12/31/2012        9.546768        11.070443         13,233.7145
  01/01/2013    to  12/31/2013       11.070443        14.676759         13,326.4738
  01/01/2014    to  12/31/2014       14.676759        15.710084         15,133.0770
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.368714        15.323705            171.1881
  01/01/2009    to  12/31/2009       15.323705        18.986784            161.0800
  01/01/2010    to  12/31/2010       18.986784        23.338782          9,270.1772
  01/01/2011    to  12/31/2011       23.338782        22.009482          6,819.9316
  01/01/2012    to  12/31/2012       22.009482        24.717024          6,748.2854
  01/01/2013    to  12/31/2013       24.717024        31.538473          9,107.7335
  01/01/2014    to  12/31/2014       31.538473        33.861202          6,790.4093
============   ==== ==========       =========        =========        ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.904457        12.621405        180,790.8985
  01/01/2006    to  12/31/2006       12.621405        14.112737        155,160.7244
  01/01/2007    to  12/31/2007       14.112737        15.347712        104,835.0173
  01/01/2008    to  12/31/2008       15.347712         9.207525         87,167.4180
  01/01/2009    to  12/31/2009        9.207525        12.065436         81,297.6000
  01/01/2010    to  12/31/2010       12.065436        14.908394         70,436.2384
  01/01/2011    to  12/31/2011       14.908394        14.441342         66,239.6355
  01/01/2012    to  12/31/2012       14.441342        16.717534         56,571.7049
  01/01/2013    to  12/31/2013       16.717534        22.947245         50,920.3017
  01/01/2014    to  12/31/2014       22.947245        24.247949         46,082.9881
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.845555        10.268190         46,900.3065
  01/01/2014    to  12/31/2014       10.268190        10.566806         35,164.5600
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
 (Reg. TM) BOND SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.037696         8.909365              0.0000
  01/01/2009    to  12/31/2009        8.909365         9.781796         28,855.7500
  01/01/2010    to  12/31/2010        9.781796        10.162916         64,366.4525
  01/01/2011    to  12/31/2011       10.162916        10.528410         52,753.5606
  01/01/2012    to  12/31/2012       10.528410        10.815253         49,250.1758
  01/01/2013    to  04/26/2013       10.815253        10.786602              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012651         1.044995         89,589.4023
  01/01/2013    to  12/31/2013        1.044995         1.135706         90,351.6429
  01/01/2014    to  12/31/2014        1.135706         1.189684        110,383.3797
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988274        10.291000         15,220.1363
  01/01/2007    to  12/31/2007       10.291000        12.882676         33,104.3662
  01/01/2008    to  12/31/2008       12.882676         7.661761         58,105.0385
  01/01/2009    to  12/31/2009        7.661761        10.564963         42,514.6800
  01/01/2010    to  12/31/2010       10.564963        12.622943         53,815.2772
  01/01/2011    to  12/31/2011       12.622943        12.177853         46,562.3293
  01/01/2012    to  12/31/2012       12.177853        13.942379         46,607.9956
  01/01/2013    to  12/31/2013       13.942379        15.991159         42,744.9992
  01/01/2014    to  12/31/2014       15.991159        16.201753         43,252.9606
============   ==== ==========       =========        =========        ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.739148        16.637034        183,003.7924
  01/01/2006    to  12/31/2006       16.637034        17.782619        171,565.5800
  01/01/2007    to  12/31/2007       17.782619        18.551568        146,235.4486
  01/01/2008    to  12/31/2008       18.551568        14.785626         93,186.5479
  01/01/2009    to  12/31/2009       14.785626        19.802675         81,702.8400
  01/01/2010    to  12/31/2010       19.802675        21.905534         96,910.8035
  01/01/2011    to  12/31/2011       21.905534        22.407901         89,473.5655
  01/01/2012    to  12/31/2012       22.407901        24.780501         81,986.0422
  01/01/2013    to  12/31/2013       24.780501        26.201722        105,569.5425
  01/01/2014    to  12/31/2014       26.201722        26.896231         75,623.8355
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997124        10.174412          2,830.5267
  01/01/2011    to  12/31/2011       10.174412        10.163508          8,141.3776
  01/01/2012    to  12/31/2012       10.163508        10.680714          6,754.2015
  01/01/2013    to  12/31/2013       10.680714        10.859979         17,712.6693
  01/01/2014    to  12/31/2014       10.859979        10.712570         18,010.8046
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987125         9.720837          2,570.9638
  01/01/2012    to  12/31/2012        9.720837         9.936368          4,915.7701
  01/01/2013    to  12/31/2013        9.936368         9.842815          7,171.6536
  01/01/2014    to  12/31/2014        9.842815         9.740220         16,897.0606
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997699        10.846108              0.0000
  01/01/2010    to  12/31/2010       10.846108        12.059143              0.0000
  01/01/2011    to  12/31/2011       12.059143        11.770014              0.0000
  01/01/2012    to  12/31/2012       11.770014        13.170721              0.0000
  01/01/2013    to  12/31/2013       13.170721        13.030810              0.0000
  01/01/2014    to  12/31/2014       13.030810        12.905530              0.0000
============   ==== ==========       =========        =========        ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.679684        11.543973        838,730.7482
  01/01/2006    to  12/31/2006       11.543973        12.847566        767,694.7506
  01/01/2007    to  12/31/2007       12.847566        12.942275        395,816.4531
  01/01/2008    to  12/31/2008       12.942275         7.500252        330,165.2777
  01/01/2009    to  12/31/2009        7.500252         9.742045        332,579.9900
  01/01/2010    to  12/31/2010        9.742045        11.113903        277,490.9430
  01/01/2011    to  12/31/2011       11.113903        10.254766        257,189.9383
  01/01/2012    to  12/31/2012       10.254766        11.721605        334,644.9807
  01/01/2013    to  12/31/2013       11.721605        14.864957        354,908.6859
  01/01/2014    to  12/31/2014       14.864957        15.296727        369,468.7939
============   ==== ==========       =========        =========        ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.930840        10.342882        153,980.3001
  01/01/2013    to  12/31/2013       10.342882        11.582518        387,604.8400
  01/01/2014    to  12/31/2014       11.582518        12.436122        626,866.5592
============   ==== ==========       =========        =========        ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.760561        11.198655          1,675.5471
  01/01/2014    to  12/31/2014       11.198655        11.981493          1,664.2666
============   ==== ==========       =========        =========        ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.056302        15.895686        239,919.0171
  01/01/2006    to  12/31/2006       15.895686        17.610172        186,766.6280
  01/01/2007    to  12/31/2007       17.610172        16.721258        144,522.3448
  01/01/2008    to  12/31/2008       16.721258        11.489798        106,350.0335
  01/01/2009    to  12/31/2009       11.489798        14.226979         93,019.9300
  01/01/2010    to  12/31/2010       14.226979        16.703561         77,773.9728
  01/01/2011    to  12/31/2011       16.703561        14.887415         69,123.8656
  01/01/2012    to  12/31/2012       14.887415        17.198398         66,880.3815
  01/01/2013    to  12/31/2013       17.198398        22.305649         53,976.7504
  01/01/2014    to  12/31/2014       22.305649        22.216749         49,869.3641
============   ==== ==========       =========        =========        ============

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988274        10.429362        6,792.7900
  01/01/2007    to  12/31/2007       10.429362        13.951021       45,240.0787
  01/01/2008    to  12/31/2008       13.951021         6.074342       44,075.5821
  01/01/2009    to  12/31/2009        6.074342        10.049223       38,590.5400
  01/01/2010    to  12/31/2010       10.049223        12.168527       19,100.6175
  01/01/2011    to  12/31/2011       12.168527         9.687236       18,422.7584
  01/01/2012    to  12/31/2012        9.687236        11.277211       17,035.1658
  01/01/2013    to  12/31/2013       11.277211        10.492770       17,904.6125
  01/01/2014    to  12/31/2014       10.492770         9.604639       18,164.7764
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.904804        12.432570      254,885.6749
  01/01/2006    to  12/31/2006       12.432570        15.409054      196,896.2744
  01/01/2007    to  12/31/2007       15.409054        17.092381      183,100.7985
  01/01/2008    to  12/31/2008       17.092381         9.645634      149,943.4947
  01/01/2009    to  12/31/2009        9.645634        12.426640      137,147.3300
  01/01/2010    to  12/31/2010       12.426640        13.556384       98,292.5015
  01/01/2011    to  12/31/2011       13.556384        11.852786       93,787.1391
  01/01/2012    to  12/31/2012       11.852786        13.544241       83,667.1577
  01/01/2013    to  12/31/2013       13.544241        15.816918       73,209.1227
  01/01/2014    to  12/31/2014       15.816918        14.411798       73,973.5829
============   ==== ==========       =========        =========      ============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999712         1.030595            0.0000
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.087270        11.008089      260,263.3783
  01/01/2006    to  12/31/2006       11.008089        10.821638      226,055.7069
  01/01/2007    to  12/31/2007       10.821638        11.739694      196,165.3272
  01/01/2008    to  12/31/2008       11.739694        10.703126      159,053.9449
  01/01/2009    to  12/31/2009       10.703126        12.372425      151,544.2400
  01/01/2010    to  12/31/2010       12.372425        13.055646      187,744.3993
  01/01/2011    to  12/31/2011       13.055646        14.209475      175,910.1780
  01/01/2012    to  12/31/2012       14.209475        15.183153      162,483.9502
  01/01/2013    to  12/31/2013       15.183153        13.488580      139,653.3192
  01/01/2014    to  12/31/2014       13.488580        13.590401      131,548.6124
============   ==== ==========       =========        =========      ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.782865        11.798004        315,027.8067
  01/01/2006    to  12/31/2006       11.798004        12.075448        258,925.5672
  01/01/2007    to  12/31/2007       12.075448        12.717570        275,004.6001
  01/01/2008    to  12/31/2008       12.717570        12.503640        216,917.4112
  01/01/2009    to  12/31/2009       12.503640        14.451301        265,218.7600
  01/01/2010    to  12/31/2010       14.451301        15.307270        247,433.2203
  01/01/2011    to  12/31/2011       15.307270        15.465142        237,489.7513
  01/01/2012    to  12/31/2012       15.465142        16.545950        253,514.7145
  01/01/2013    to  12/31/2013       16.545950        15.891757        226,951.6372
  01/01/2014    to  12/31/2014       15.891757        16.213833        270,545.2610
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.040856        14.693678              0.0000
  01/01/2010    to  12/31/2010       14.693678        16.680770             87.2572
  01/01/2011    to  12/31/2011       16.680770        15.538956            229.0082
  01/01/2012    to  12/31/2012       15.538956        16.793238            227.7012
  01/01/2013    to  12/31/2013       16.793238        21.823912            226.5662
  01/01/2014    to  12/31/2014       21.823912        23.706517            225.4288
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.670339        12.201584          9,401.8774
  01/01/2011    to  12/31/2011       12.201584        12.361780         17,412.9778
  01/01/2012    to  12/31/2012       12.361780        13.490062         11,551.6934
  01/01/2013    to  12/31/2013       13.490062        13.396091         33,251.4114
  01/01/2014    to  12/31/2014       13.396091        13.700488         32,312.1209
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.696835        10.811321              0.0000
  01/01/2013    to  12/31/2013       10.811321        10.108168          7,959.3447
  01/01/2014    to  12/31/2014       10.108168        10.646086         14,291.4086
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214143        10.700558              0.0000
  01/01/2014    to  12/31/2014       10.700558        11.383616        134,612.5237
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010629         1.063021         88,527.6771
  01/01/2013    to  12/31/2013        1.063021         1.146180         86,974.9524
  01/01/2014    to  12/31/2014        1.146180         1.209223        112,312.4934
============   ==== ==========       =========        =========        ============

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.223898         8.378044            0.0000
  01/01/2009    to  12/31/2009        8.378044        10.245674        9,231.5800
  01/01/2010    to  12/31/2010       10.245674        11.260787       29,647.1656
  01/01/2011    to  12/31/2011       11.260787        11.144271       24,780.7869
  01/01/2012    to  12/31/2012       11.144271        12.313150       83,274.9693
  01/01/2013    to  12/31/2013       12.313150        13.616481       83,941.5883
  01/01/2014    to  12/31/2014       13.616481        14.108439       97,203.0049
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.614564         7.680966            0.0000
  01/01/2009    to  12/31/2009        7.680966         9.709994       15,517.1000
  01/01/2010    to  12/31/2010        9.709994        10.854137       19,146.0663
  01/01/2011    to  12/31/2011       10.854137        10.402723       21,480.8626
  01/01/2012    to  12/31/2012       10.402723        11.716593       13,044.3772
  01/01/2013    to  12/31/2013       11.716593        13.546625       17,200.7559
  01/01/2014    to  12/31/2014       13.546625        13.978632       41,838.9562
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       46.638882        47.221474      112,643.6673
  01/01/2006    to  12/31/2006       47.221474        54.467151       95,181.4553
  01/01/2007    to  12/31/2007       54.467151        55.313838       78,071.8311
  01/01/2008    to  12/31/2008       55.313838        34.482997       59,234.1565
  01/01/2009    to  12/31/2009       34.482997        39.976913       53,550.9000
  01/01/2010    to  12/31/2010       39.976913        45.808996       47,457.1302
  01/01/2011    to  12/31/2011       45.808996        43.059881       47,417.5492
  01/01/2012    to  12/31/2012       43.059881        49.740392       42,628.5451
  01/01/2013    to  12/31/2013       49.740392        65.158254       35,520.4974
  01/01/2014    to  12/31/2014       65.158254        72.277797       32,733.1020
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        6.934155         7.783715      301,740.0236
  01/01/2006    to  12/31/2006        7.783715         8.092224      226,162.8103
  01/01/2007    to  12/31/2007        8.092224         9.320662      133,215.0657
  01/01/2008    to  12/31/2008        9.320662         5.498605      112,519.1374
  01/01/2009    to  12/31/2009        5.498605         7.832724      104,279.6000
  01/01/2010    to  12/31/2010        7.832724         9.793410      110,616.1597
  01/01/2011    to  12/31/2011        9.793410         9.432268       83,392.5326
  01/01/2012    to  12/31/2012        9.432268        10.498908       75,243.0903
  01/01/2013    to  12/31/2013       10.498908        14.041441       70,828.6209
  01/01/2014    to  12/31/2014       14.041441        15.506117       60,766.5258
============   ==== ==========       =========        =========      ============

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        8.839864         9.655215       12,183.9079
  01/01/2014    to  12/31/2014        9.655215         9.138442       10,739.7872
============   ==== ==========       =========        =========      ============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.087694         6.025769        1,330.5455
  01/01/2009    to  12/31/2009        6.025769         8.411689       30,965.4000
  01/01/2010    to  12/31/2010        8.411689         8.804768       28,116.0319
  01/01/2011    to  12/31/2011        8.804768         7.390386       13,535.8802
  01/01/2012    to  12/31/2012        7.390386         8.498173       12,533.6251
  01/01/2013    to  04/26/2013        8.498173         8.794202            0.0000
============   ==== ==========       =========        =========      ============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.396372        13.802563            0.0000
  01/01/2010    to  12/31/2010       13.802563        14.279492            0.0000
  01/01/2011    to  12/31/2011       14.279492        14.983417            0.0000
  01/01/2012    to  12/31/2012       14.983417        15.196072        5,120.8287
  01/01/2013    to  12/31/2013       15.196072        14.497782        4,312.6152
  01/01/2014    to  12/31/2014       14.497782        14.971613        4,295.8738
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.685895         9.742643      121,812.7962
  01/01/2006    to  12/31/2006        9.742643         9.974944      196,923.4010
  01/01/2007    to  12/31/2007        9.974944        10.236758      274,914.7584
  01/01/2008    to  12/31/2008       10.236758        10.283985      807,578.3192
  01/01/2009    to  12/31/2009       10.283985        10.095764      340,962.0100
  01/01/2010    to  12/31/2010       10.095764         9.885952      155,797.4179
  01/01/2011    to  12/31/2011        9.885952         9.681058      327,627.7338
  01/01/2012    to  12/31/2012        9.681058         9.478774      380,680.9551
  01/01/2013    to  12/31/2013        9.478774         9.281786      172,191.3221
  01/01/2014    to  12/31/2014        9.281786         9.088890      193,850.6275
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.695915         9.686465            0.0000
============   ==== ==========       =========        =========      ============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.103697        16.733958       20,732.9468
  01/01/2014    to  12/31/2014       16.733958        18.168349       20,369.2600
============   ==== ==========       =========        =========      ============

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.062939        12.064142       56,563.3574
  01/01/2006    to  12/31/2006       12.064142        12.531413       45,483.7544
  01/01/2007    to  12/31/2007       12.531413        15.232623       36,956.0476
  01/01/2008    to  12/31/2008       15.232623         7.711128       29,494.3056
  01/01/2009    to  12/31/2009        7.711128        11.112285       23,315.8600
  01/01/2010    to  12/31/2010       11.112285        13.837323       25,443.1442
  01/01/2011    to  12/31/2011       13.837323        12.538715       22,585.7755
  01/01/2012    to  12/31/2012       12.538715        13.015788       22,109.7234
  01/01/2013    to  04/26/2013       13.015788        14.013409            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.285121        11.435478      192,228.6996
  01/01/2006    to  12/31/2006       11.435478        11.481079      164,261.3953
  01/01/2007    to  12/31/2007       11.481079        12.521471      141,839.8487
  01/01/2008    to  12/31/2008       12.521471         7.779522      104,677.7826
  01/01/2009    to  12/31/2009        7.779522        10.631763       95,191.7200
  01/01/2010    to  12/31/2010       10.631763        11.588814       86,599.5604
  01/01/2011    to  12/31/2011       11.588814        11.373635       77,831.7088
  01/01/2012    to  12/31/2012       11.373635        12.868563      209,010.7707
  01/01/2013    to  12/31/2013       12.868563        17.229934      192,752.3229
  01/01/2014    to  12/31/2014       17.229934        18.347040      173,426.4327
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
 LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563341         9.972171            0.0000
  01/01/2008    to  12/31/2008        9.972171         5.682120          237.2926
  01/01/2009    to  12/31/2009        5.682120         6.857736            0.0000
  01/01/2010    to  12/31/2010        6.857736         7.748418            0.0000
  01/01/2011    to  12/31/2011        7.748418         7.296360            0.0000
  01/01/2012    to  12/31/2012        7.296360         8.049322        4,387.2484
  01/01/2013    to  04/26/2013        8.049322         8.631100            0.0000
============   ==== ==========       =========        =========      ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.143496         8.350692        503,334.4974
  01/01/2006    to  12/31/2006        8.350692         8.800411        434,978.8313
  01/01/2007    to  12/31/2007        8.800411         9.847790        323,340.9612
  01/01/2008    to  12/31/2008        9.847790         5.212608        298,260.7766
  01/01/2009    to  12/31/2009        5.212608         7.335006        264,204.6200
  01/01/2010    to  12/31/2010        7.335006         7.857588        241,705.2108
  01/01/2011    to  12/31/2011        7.857588         7.588397        224,754.8906
  01/01/2012    to  04/27/2012        7.588397         8.517491              0.0000
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.731192        15.826360        268,307.8257
  01/01/2006    to  12/31/2006       15.826360        17.385041        221,730.1055
  01/01/2007    to  12/31/2007       17.385041        15.817440        158,474.1069
  01/01/2008    to  12/31/2008       15.817440         8.342512        140,747.3663
  01/01/2009    to  12/31/2009        8.342512        11.534658        117,887.6600
  01/01/2010    to  12/31/2010       11.534658        12.962259        105,142.4203
  01/01/2011    to  12/31/2011       12.962259        13.517298         96,790.4524
  01/01/2012    to  12/31/2012       13.517298        14.767757         90,134.1171
  01/01/2013    to  12/31/2013       14.767757        19.740582         77,854.1986
  01/01/2014    to  12/31/2014       19.740582        19.653874         71,242.1157
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063634        10.123868              0.0000
  01/01/2009    to  12/31/2009       10.123868        14.148190            408.4400
  01/01/2010    to  12/31/2010       14.148190        16.984068            379.1169
  01/01/2011    to  12/31/2011       16.984068        13.928575            166.4115
  01/01/2012    to  12/31/2012       13.928575        16.079426            230.0943
  01/01/2013    to  12/31/2013       16.079426        20.091470          1,242.1856
  01/01/2014    to  12/31/2014       20.091470        18.356787          1,214.8141
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.093470        13.289757         23,624.8760
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.661080        13.976986      1,285,099.1120
============   ==== ==========       =========        =========      ==============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
 B))
  01/01/2005    to  12/31/2005       10.100263        10.334041        373,893.3935
  01/01/2006    to  12/31/2006       10.334041        10.992764        414,290.5392
  01/01/2007    to  12/31/2007       10.992764        11.400225        835,786.5043
  01/01/2008    to  12/31/2008       11.400225         8.857396        871,558.3265
  01/01/2009    to  12/31/2009        8.857396        10.660247        912,683.2300
  01/01/2010    to  12/31/2010       10.660247        11.576883        733,917.3461
  01/01/2011    to  12/31/2011       11.576883        11.538096        685,669.2095
  01/01/2012    to  12/31/2012       11.538096        12.529797        734,827.1876
  01/01/2013    to  12/31/2013       12.529797        13.383435        571,778.1526
  01/01/2014    to  04/25/2014       13.383435        13.463813              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
 B))
  01/01/2005    to  12/31/2005       10.220381        10.590343        931,252.9530
  01/01/2006    to  12/31/2006       10.590343        11.432017      1,118,680.7079
  01/01/2007    to  12/31/2007       11.432017        11.887955      1,025,871.4088
  01/01/2008    to  12/31/2008       11.887955         8.564694        944,169.3134
  01/01/2009    to  12/31/2009        8.564694        10.574533        886,096.9800
  01/01/2010    to  12/31/2010       10.574533        11.638844      1,046,802.1037
  01/01/2011    to  12/31/2011       11.638844        11.384171      1,016,718.7684
  01/01/2012    to  12/31/2012       11.384171        12.527923        927,213.1046
  01/01/2013    to  12/31/2013       12.527923        14.012766        805,977.0362
  01/01/2014    to  04/25/2014       14.012766        14.043800              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.048680        14.482466      2,236,779.2006
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS
 B))
  01/01/2005    to  12/31/2005       10.383908        10.892925      4,029,974.1751
  01/01/2006    to  12/31/2006       10.892925        11.944871      4,514,307.5981
  01/01/2007    to  12/31/2007       11.944871        12.266352      5,285,968.2123
  01/01/2008    to  12/31/2008       12.266352         8.174790      4,641,983.3786
  01/01/2009    to  12/31/2009        8.174790        10.273192      4,440,593.6500
  01/01/2010    to  12/31/2010       10.273192        11.426489      4,146,527.7465
  01/01/2011    to  12/31/2011       11.426489        10.998983      3,970,487.7748
  01/01/2012    to  12/31/2012       10.998983        12.269552      3,723,504.7880
  01/01/2013    to  12/31/2013       12.269552        14.347727      3,385,800.0211
  01/01/2014    to  04/25/2014       14.347727        14.336227              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.023297        14.539708      2,461,511.1670
============   ==== ==========       =========        =========      ==============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
 TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997699         6.999777        151,638.8014
  01/01/2009    to  12/31/2009        6.999777         8.811340         40,568.0500
  01/01/2010    to  12/31/2010        8.811340         9.495102         41,173.3507
  01/01/2011    to  12/31/2011        9.495102         9.134478         39,821.1660
  01/01/2012    to  12/31/2012        9.134478        10.385784         58,258.0015
  01/01/2013    to  04/26/2013       10.385784        11.156008              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.594654        11.321808      1,577,629.9715
  01/01/2006    to  12/31/2006       11.321808        12.594437      2,337,019.7234
  01/01/2007    to  12/31/2007       12.594437        12.911188      4,063,504.7678
  01/01/2008    to  12/31/2008       12.911188         7.854688      3,424,799.9843
  01/01/2009    to  12/31/2009        7.854688        10.006452      3,160,523.7900
  01/01/2010    to  12/31/2010       10.006452        11.316411      3,121,225.4471
  01/01/2011    to  12/31/2011       11.316411        10.652454      2,858,598.4811
  01/01/2012    to  12/31/2012       10.652454        12.069591      2,450,533.2880
  01/01/2013    to  12/31/2013       12.069591        14.881637      2,609,790.6970
  01/01/2014    to  04/25/2014       14.881637        14.788836              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.415835        12.923394          1,069.6900
  01/01/2010    to  12/31/2010       12.923394        15.935012         12,672.8596
  01/01/2011    to  12/31/2011       15.935012        15.255038         13,147.0508
  01/01/2012    to  12/31/2012       15.255038        17.515438         13,438.3704
  01/01/2013    to  12/31/2013       17.515438        22.769244         15,169.5443
  01/01/2014    to  12/31/2014       22.769244        24.350044         13,999.4388
============   ==== ==========       =========        =========      ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.112736        11.358647        162,744.4702
  01/01/2006    to  12/31/2006       11.358647        12.812441        140,514.1981
  01/01/2007    to  12/31/2007       12.812441        13.168826        131,820.6224
  01/01/2008    to  12/31/2008       13.168826         8.089776        122,258.8549
  01/01/2009    to  12/31/2009        8.089776         9.975001         93,047.1700
  01/01/2010    to  12/31/2010        9.975001        11.183241        100,410.4732
  01/01/2011    to  12/31/2011       11.183241        11.130398         83,506.4993
  01/01/2012    to  12/31/2012       11.130398        12.579353        132,318.6476
  01/01/2013    to  12/31/2013       12.579353        16.222697        128,578.1030
  01/01/2014    to  12/31/2014       16.222697        17.966407         76,653.1419
============   ==== ==========       =========        =========      ==============

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.039075        19.815485        6,345.4525
  01/01/2014    to  12/31/2014       19.815485        21.453123        6,819.3191
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997699         6.568341          865.5345
  01/01/2009    to  12/31/2009        6.568341         8.032366        4,018.4400
  01/01/2010    to  12/31/2010        8.032366         8.732570        4,024.6645
  01/01/2011    to  12/31/2011        8.732570         8.504691        3,662.3558
  01/01/2012    to  12/31/2012        8.504691         9.485882        5,602.5406
  01/01/2013    to  04/26/2013        9.485882        10.367847            0.0000
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.574603        10.998763            0.0000
  01/01/2010    to  12/31/2010       10.998763        11.606596            0.0000
  01/01/2011    to  12/31/2011       11.606596         9.927666            0.0000
  01/01/2012    to  12/31/2012        9.927666        11.464150          775.1357
  01/01/2013    to  12/31/2013       11.464150        13.632491        3,573.4709
  01/01/2014    to  12/31/2014       13.632491        12.504062        3,380.7687
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       15.222702        18.920370       27,916.2131
  01/01/2014    to  12/31/2014       18.920370        18.471468       26,957.8440
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.263532        14.035421      109,007.7654
  01/01/2006    to  12/31/2006       14.035421        15.761575       86,903.6395
  01/01/2007    to  12/31/2007       15.761575        15.013969       75,452.8381
  01/01/2008    to  12/31/2008       15.013969         9.070258       60,007.3313
  01/01/2009    to  12/31/2009        9.070258        12.146855       48,441.7300
  01/01/2010    to  12/31/2010       12.146855        14.613618       38,826.3385
  01/01/2011    to  12/31/2011       14.613618        13.555459       38,124.5520
  01/01/2012    to  12/31/2012       13.555459        13.973816       35,461.9172
  01/01/2013    to  04/26/2013       13.973816        15.117788            0.0000
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.629069        13.022497        1,040.6800
  01/01/2010    to  12/31/2010       13.022497        16.137255        2,368.1083
  01/01/2011    to  12/31/2011       16.137255        15.118613        2,368.1083
  01/01/2012    to  12/31/2012       15.118613        17.163244        2,535.2597
  01/01/2013    to  12/31/2013       17.163244        23.213668        6,214.3140
  01/01/2014    to  12/31/2014       23.213668        23.806429        2,572.0615
============   ==== ==========       =========        =========      ============

                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.569461         8.256108       37,989.9055
  01/01/2014    to  12/31/2014        8.256108         8.798072       38,846.3470
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.229578         4.598203       87,774.2659
  01/01/2006    to  12/31/2006        4.598203         4.743636       98,300.5238
  01/01/2007    to  12/31/2007        4.743636         6.108737       80,936.0428
  01/01/2008    to  12/31/2008        6.108737         3.322473       49,916.8330
  01/01/2009    to  12/31/2009        3.322473         5.172172       40,948.8800
  01/01/2010    to  12/31/2010        5.172172         6.467236       37,001.6162
  01/01/2011    to  12/31/2011        6.467236         5.706418       46,865.7612
  01/01/2012    to  12/31/2012        5.706418         6.264302       28,091.3778
  01/01/2013    to  04/26/2013        6.264302         6.536152            0.0000
============   ==== ==========       =========        =========       ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.586024        14.666436            0.0000
  01/01/2010    to  12/31/2010       14.666436        18.530350            0.0000
  01/01/2011    to  12/31/2011       18.530350        15.120103            0.0000
  01/01/2012    to  12/31/2012       15.120103        15.185912            0.0000
  01/01/2013    to  12/31/2013       15.185912        16.469604            0.0000
  01/01/2014    to  12/31/2014       16.469604        13.091344            0.0000
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.682163        14.599207            0.0000
  01/01/2006    to  12/31/2006       14.599207        14.856324        7,357.5374
  01/01/2007    to  12/31/2007       14.856324        15.132660        6,403.1158
  01/01/2008    to  12/31/2008       15.132660        14.738491       15,529.4449
  01/01/2009    to  12/31/2009       14.738491        15.021110       11,492.5200
  01/01/2010    to  12/31/2010       15.021110        15.516877       15,984.5408
  01/01/2011    to  12/31/2011       15.516877        15.995424       13,517.5582
  01/01/2012    to  12/31/2012       15.995424        16.138590        8,932.2940
  01/01/2013    to  12/31/2013       16.138590        15.660139        7,043.1760
  01/01/2014    to  12/31/2014       15.660139        15.725756        6,808.9181
============   ==== ==========       =========        =========       ===========

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.611272        12.523219        534,521.6807
  01/01/2006    to  12/31/2006       12.523219        14.030361        432,766.8445
  01/01/2007    to  12/31/2007       14.030361        14.346053        368,550.5672
  01/01/2008    to  12/31/2008       14.346053         8.504174        279,103.5445
  01/01/2009    to  12/31/2009        8.504174        10.977881        254,836.8600
  01/01/2010    to  12/31/2010       10.977881        12.020174        232,809.7108
  01/01/2011    to  12/31/2011       12.020174        11.278942        224,705.8926
  01/01/2012    to  12/31/2012       11.278942        12.446050        205,571.7633
  01/01/2013    to  12/31/2013       12.446050        16.273793        179,195.4158
  01/01/2014    to  12/31/2014       16.273793        17.600329        165,776.3318
============   ==== ==========       =========        =========        ============

SERIES L - 4 YEAR





                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.178148        10.497446        9,078,247.1325
  01/01/2013    to  12/31/2013       10.497446        11.459381       10,083,633.5335
  01/01/2014    to  12/31/2014       11.459381        12.081996        9,861,641.3966
============   ==== ==========       =========        =========       ===============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996796         1.037539          506,241.5357
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008027         6.992356        3,809,095.5772
  01/01/2009    to  12/31/2009        6.992356         8.881638        9,719,558.9000
  01/01/2010    to  12/31/2010        8.881638         9.784098       13,797,528.8197
  01/01/2011    to  12/31/2011        9.784098         9.405479       15,710,713.9630
  01/01/2012    to  12/31/2012        9.405479        10.486500       14,884,615.4380
  01/01/2013    to  12/31/2013       10.486500        12.208182       14,007,204.7864
  01/01/2014    to  12/31/2014       12.208182        12.715716       12,825,880.0743
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998027         6.342282        7,478,490.8544
  01/01/2009    to  12/31/2009        6.342282         8.349533       11,158,625.7600
  01/01/2010    to  12/31/2010        8.349533         9.306378       11,942,222.2899
  01/01/2011    to  12/31/2011        9.306378         8.708073       12,000,701.9885
  01/01/2012    to  12/31/2012        8.708073         9.933828       10,741,447.8788
  01/01/2013    to  12/31/2013        9.933828        12.206386       10,152,046.5943
  01/01/2014    to  12/31/2014       12.206386        12.754435        9,211,174.1543
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988028         5.743791          616,676.8452
  01/01/2009    to  12/31/2009        5.743791         7.835191        1,778,142.0000
  01/01/2010    to  12/31/2010        7.835191         9.105799        2,614,727.0384
  01/01/2011    to  12/31/2011        9.105799         8.532140        2,882,108.6680
  01/01/2012    to  12/31/2012        8.532140         9.838177        2,619,107.0243
  01/01/2013    to  12/31/2013        9.838177        12.540809        2,230,623.5093
  01/01/2014    to  12/31/2014       12.540809        13.325075        1,971,175.7696
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018026         7.664231        1,851,745.0570
  01/01/2009    to  12/31/2009        7.664231         9.288692        6,099,987.9000
  01/01/2010    to  12/31/2010        9.288692        10.026861        8,569,012.4567
  01/01/2011    to  12/31/2011       10.026861         9.867207        9,334,878.5744
  01/01/2012    to  12/31/2012        9.867207        10.740633        8,914,418.5085
  01/01/2013    to  12/31/2013       10.740633        11.975342        8,043,908.9825
  01/01/2014    to  12/31/2014       11.975342        12.478537        7,177,505.9795
============   ==== ==========       =========        =========       ===============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.107341        11.482334       10,870,526.4062
  01/01/2013    to  12/31/2013       11.482334        10.895034        9,884,369.0948
  01/01/2014    to  12/31/2014       10.895034        11.128446        9,206,889.8718
============   ==== ==========       =========        =========       ===============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.934082        10.228279       17,775,657.0673
  01/01/2013    to  12/31/2013       10.228279        11.081407       18,698,889.3335
  01/01/2014    to  12/31/2014       11.081407        11.527592       17,998,318.0804
============   ==== ==========       =========        =========       ===============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.046652        11.971652           32,266.5370
  01/01/2009    to  12/31/2009       11.971652        17.243250          251,286.3600
  01/01/2010    to  12/31/2010       17.243250        19.606939          378,592.1516
  01/01/2011    to  12/31/2011       19.606939        19.709415          406,386.9793
  01/01/2012    to  12/31/2012       19.709415        22.558187          426,859.2401
  01/01/2013    to  12/31/2013       22.558187        24.223673          374,993.3752
  01/01/2014    to  12/31/2014       24.223673        24.575543          329,680.0233
============   ==== ==========       =========        =========       ===============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.799274        14.241861          448,104.2114
  01/01/2006    to  12/31/2006       14.241861        19.245665          603,303.4149
  01/01/2007    to  12/31/2007       19.245665        16.064120          447,914.0234
  01/01/2008    to  12/31/2008       16.064120         9.201824          407,288.2174
  01/01/2009    to  12/31/2009        9.201824        12.176868          398,715.4800
  01/01/2010    to  12/31/2010       12.176868        13.886119          427,997.8485
  01/01/2011    to  12/31/2011       13.886119        12.876948          472,453.4382
  01/01/2012    to  12/31/2012       12.876948        15.932812          468,307.2973
  01/01/2013    to  12/31/2013       15.932812        16.203410          462,283.7035
  01/01/2014    to  12/31/2014       16.203410        18.025806          409,027.9732
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.070062         7.887068        1,420,964.3860
  01/01/2006    to  12/31/2006        7.887068         7.612069        1,339,272.4269
  01/01/2007    to  12/31/2007        7.612069         7.645002        1,154,904.2918
  01/01/2008    to  12/31/2008        7.645002         4.576046        1,080,782.0415
  01/01/2009    to  12/31/2009        4.576046         5.975843        1,012,880.4100
  01/01/2010    to  12/31/2010        5.975843         7.265437          930,427.9178
  01/01/2011    to  12/31/2011        7.265437         7.367833        1,396,810.4693
  01/01/2012    to  12/31/2012        7.367833         8.574900        1,428,147.7384
  01/01/2013    to  12/31/2013        8.574900        12.262580        1,586,516.1999
  01/01/2014    to  12/31/2014       12.262580        14.319275        1,785,894.2371
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      135.103915       138.571745            7,096.0322
  01/01/2011    to  12/31/2011      138.571745       125.835311           13,736.5381
  01/01/2012    to  12/31/2012      125.835311       151.404221           12,980.5082
  01/01/2013    to  12/31/2013      151.404221       191.509486           15,833.4546
  01/01/2014    to  04/25/2014      191.509486       199.169061                0.0000
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246477        10.618538            5,368.6632
  01/01/2006    to  12/31/2006       10.618538        11.116150          197,254.1536
  01/01/2007    to  12/31/2007       11.116150        10.271927          275,417.2282
  01/01/2008    to  12/31/2008       10.271927         4.578276          240,971.5143
  01/01/2009    to  12/31/2009        4.578276         6.203956          396,051.9600
  01/01/2010    to  12/31/2010        6.203956         6.540272          501,254.0454
  01/01/2011    to  04/29/2011        6.540272         6.945274                0.0000
============   ==== ==========      ==========       ==========        ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.939720        13.197536          755,942.8156
  01/01/2006    to  12/31/2006       13.197536        14.996823          880,136.7237
  01/01/2007    to  12/31/2007       14.996823        15.183900          884,393.1976
  01/01/2008    to  12/31/2008       15.183900         9.532418          626,689.5514
  01/01/2009    to  12/31/2009        9.532418        12.386674          494,245.3700
  01/01/2010    to  12/31/2010       12.386674        15.113932          490,750.7956
  01/01/2011    to  12/31/2011       15.113932        13.910583          490,608.2628
  01/01/2012    to  12/31/2012       13.910583        16.136315          448,262.4949
  01/01/2013    to  12/31/2013       16.136315        21.023179          409,843.4811
  01/01/2014    to  12/31/2014       21.023179        23.379678          396,473.9900
============   ==== ==========      ==========       ==========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.791399        15.474588        1,708,844.9828
  01/01/2006    to  12/31/2006       15.474588        19.584134        1,778,510.3311
  01/01/2007    to  12/31/2007       19.584134        19.017716        1,638,960.3342
  01/01/2008    to  12/31/2008       19.017716        11.041112        1,367,740.7266
  01/01/2009    to  12/31/2009       11.041112        16.815186        1,330,678.2200
  01/01/2010    to  12/31/2010       16.815186        19.227231        1,470,086.0417
  01/01/2011    to  12/31/2011       19.227231        16.192619        1,435,012.5225
  01/01/2012    to  12/31/2012       16.192619        20.554229        1,281,680.4278
  01/01/2013    to  12/31/2013       20.554229        26.342855        1,298,819.1437
  01/01/2014    to  12/31/2014       26.342855        24.374836        1,256,111.3861
============   ==== ==========       =========        =========       ===============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010647         1.045112       29,337,654.5463
  01/01/2013    to  12/31/2013        1.045112         1.045571       30,806,801.4275
  01/01/2014    to  12/31/2014        1.045571         1.084229       29,720,611.7587
============   ==== ==========       =========        =========       ===============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521        10.447819          156,499.5392
  01/01/2006    to  12/31/2006       10.447819        11.909290          338,153.6938
  01/01/2007    to  12/31/2007       11.909290        11.404215          365,711.1651
  01/01/2008    to  12/31/2008       11.404215         7.177860          334,062.1525
  01/01/2009    to  12/31/2009        7.177860         8.923076          447,005.0500
  01/01/2010    to  12/31/2010        8.923076        10.065751          501,516.5527
  01/01/2011    to  12/31/2011       10.065751         9.739920          550,460.4026
  01/01/2012    to  12/31/2012        9.739920        11.328525          591,104.8303
  01/01/2013    to  12/31/2013       11.328525        15.064004          620,690.3331
  01/01/2014    to  12/31/2014       15.064004        16.173046          548,742.1794
============   ==== ==========       =========        =========       ===============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.701441        16.230660           40,761.0721
  01/01/2009    to  12/31/2009       16.230660        20.170985          173,122.5400
  01/01/2010    to  12/31/2010       20.170985        24.868817          200,779.5936
  01/01/2011    to  12/31/2011       24.868817        23.522723          206,386.4995
  01/01/2012    to  12/31/2012       23.522723        26.496199          200,502.3381
  01/01/2013    to  12/31/2013       26.496199        33.910186          184,058.3487
  01/01/2014    to  12/31/2014       33.910186        36.516973          167,196.1462
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.020385        12.782480        1,176,064.6357
  01/01/2006    to  12/31/2006       12.782480        14.335678          972,968.3298
  01/01/2007    to  12/31/2007       14.335678        15.637262          827,319.8326
  01/01/2008    to  12/31/2008       15.637262         9.409582          662,722.4757
  01/01/2009    to  12/31/2009        9.409582        12.367259          669,949.7000
  01/01/2010    to  12/31/2010       12.367259        15.327193          647,289.9905
  01/01/2011    to  12/31/2011       15.327193        14.891553          636,834.5611
  01/01/2012    to  12/31/2012       14.891553        17.290758          538,658.3986
  01/01/2013    to  12/31/2013       17.290758        23.805318          507,743.9916
  01/01/2014    to  12/31/2014       23.805318        25.230252          452,139.7583
============   ==== ==========       =========        =========       ===============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.009975        10.444963        1,563,268.4273
  01/01/2014    to  12/31/2014       10.444963        10.781011        1,495,228.0827
============   ==== ==========       =========        =========       ===============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg.
TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038026         8.927771          278,391.0755
  01/01/2009    to  12/31/2009        8.927771         9.831441          980,053.0800
  01/01/2010    to  12/31/2010        9.831441        10.245177        1,373,461.8914
  01/01/2011    to  12/31/2011       10.245177        10.645421        1,666,203.8036
  01/01/2012    to  12/31/2012       10.645421        10.968482        1,668,901.2178
  01/01/2013    to  04/26/2013       10.968482        10.939784                0.0000
============   ==== ==========       =========        =========       ===============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012701         1.047153        7,655,870.9709
  01/01/2013    to  12/31/2013        1.047153         1.141470       21,322,662.5595
  01/01/2014    to  12/31/2014        1.141470         1.199313       25,610,851.1828
============   ==== ==========       =========        =========       ===============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.311750          133,934.5438
  01/01/2007    to  12/31/2007       10.311750        12.947617          328,121.3529
  01/01/2008    to  12/31/2008       12.947617         7.723640          571,515.8787
  01/01/2009    to  12/31/2009        7.723640        10.682263          724,468.8400
  01/01/2010    to  12/31/2010       10.682263        12.801388          779,205.1237
  01/01/2011    to  12/31/2011       12.801388        12.387038          923,958.6202
  01/01/2012    to  12/31/2012       12.387038        14.224693          872,300.7182
  01/01/2013    to  12/31/2013       14.224693        16.363954          717,871.4781
  01/01/2014    to  12/31/2014       16.363954        16.629275          633,475.4444
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.918301        16.865474        1,846,433.2934
  01/01/2006    to  12/31/2006       16.865474        18.080789        1,699,415.0615
  01/01/2007    to  12/31/2007       18.080789        18.919602        1,401,255.6043
  01/01/2008    to  12/31/2008       18.919602        15.124411        1,058,897.5954
  01/01/2009    to  12/31/2009       15.124411        20.317210        1,057,002.7300
  01/01/2010    to  12/31/2010       20.317210        22.542192          967,394.8045
  01/01/2011    to  12/31/2011       22.542192        23.128254          917,344.3441
  01/01/2012    to  12/31/2012       23.128254        25.654361          824,824.4613
  01/01/2013    to  12/31/2013       25.654361        27.207186          734,781.9418
  01/01/2014    to  12/31/2014       27.207186        28.012247          664,928.0756
============   ==== ==========       =========        =========        ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997534        10.195084           68,221.7079
  01/01/2011    to  12/31/2011       10.195084        10.214674          123,526.8414
  01/01/2012    to  12/31/2012       10.214674        10.766904          149,318.0948
  01/01/2013    to  12/31/2013       10.766904        10.980504          401,987.8187
  01/01/2014    to  12/31/2014       10.980504        10.864003          328,448.4471
============   ==== ==========       =========        =========        ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987535         9.740597          394,634.4093
  01/01/2012    to  12/31/2012        9.740597         9.986641          545,067.5430
  01/01/2013    to  12/31/2013        9.986641         9.922338        1,025,298.1450
  01/01/2014    to  12/31/2014        9.922338         9.848415          945,687.4491
============   ==== ==========       =========        =========        ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998027        10.867960           34,758.0500
  01/01/2010    to  12/31/2010       10.867960        12.119715          112,544.1346
  01/01/2011    to  12/31/2011       12.119715        11.864590          196,529.1185
  01/01/2012    to  12/31/2012       11.864590        13.316647          194,063.5101
  01/01/2013    to  12/31/2013       13.316647        13.214774          176,918.5709
  01/01/2014    to  12/31/2014       13.214774        13.127056          166,599.6619
============   ==== ==========       =========        =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.684769        11.584057        3,909,384.7415
  01/01/2006    to  12/31/2006       11.584057        12.930800        3,940,889.4579
  01/01/2007    to  12/31/2007       12.930800        13.065482        3,265,679.1542
  01/01/2008    to  12/31/2008       13.065482         7.594535        3,039,245.1583
  01/01/2009    to  12/31/2009        7.594535         9.894153        2,894,600.2300
  01/01/2010    to  12/31/2010        9.894153        11.321306        2,991,457.9543
  01/01/2011    to  12/31/2011       11.321306        10.477473        3,032,364.7493
  01/01/2012    to  12/31/2012       10.477473        12.012329        2,665,775.6940
  01/01/2013    to  12/31/2013       12.012329        15.279383        2,745,364.2521
  01/01/2014    to  12/31/2014       15.279383        15.770441        2,888,395.1883
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.960927        10.395119       14,385,910.7180
  01/01/2013    to  12/31/2013       10.395119        11.675982       17,275,942.6811
  01/01/2014    to  12/31/2014       11.675982        12.574137       17,498,226.6021
============   ==== ==========       =========        =========       ===============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077631         1.123774        6,062,820.8958
  01/01/2014    to  12/31/2014        1.123774         1.205943        8,921,469.1913
============   ==== ==========       =========        =========       ===============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.169346        16.071495        1,840,652.9726
  01/01/2006    to  12/31/2006       16.071495        17.858290        1,755,732.0486
  01/01/2007    to  12/31/2007       17.858290        17.008110        1,443,724.3360
  01/01/2008    to  12/31/2008       17.008110        11.722197        1,164,931.7600
  01/01/2009    to  12/31/2009       11.722197        14.558366        1,132,699.5000
  01/01/2010    to  12/31/2010       14.558366        17.143934        1,147,117.3916
  01/01/2011    to  12/31/2011       17.143934        15.325747        1,070,529.9868
  01/01/2012    to  12/31/2012       15.325747        17.758225          879,554.4363
  01/01/2013    to  12/31/2013       17.758225        23.100870          739,136.7906
  01/01/2014    to  12/31/2014       23.100870        23.077950          648,035.4406
============   ==== ==========       =========        =========       ===============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.450406          72,747.7988
  01/01/2007    to  12/31/2007       10.450406        14.021368         322,080.9114
  01/01/2008    to  12/31/2008       14.021368         6.123445         442,555.6237
  01/01/2009    to  12/31/2009        6.123445        10.160875         951,338.5800
  01/01/2010    to  12/31/2010       10.160875        12.340627       1,179,937.9708
  01/01/2011    to  12/31/2011       12.340627         9.853738       1,332,328.9305
  01/01/2012    to  12/31/2012        9.853738        11.505677       1,368,638.9622
  01/01/2013    to  12/31/2013       11.505677        10.737520       1,357,994.8239
  01/01/2014    to  12/31/2014       10.737520         9.858227       1,360,328.7306
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.021453        12.603190       1,522,889.8641
  01/01/2006    to  12/31/2006       12.603190        15.667304       1,628,699.0663
  01/01/2007    to  12/31/2007       15.667304        17.431346       1,500,469.4417
  01/01/2008    to  12/31/2008       17.431346         9.866638       1,316,194.1240
  01/01/2009    to  12/31/2009        9.866638        12.749564       1,210,959.7000
  01/01/2010    to  12/31/2010       12.749564        13.950399       1,190,272.6761
  01/01/2011    to  12/31/2011       13.950399        12.233902       1,186,549.9265
  01/01/2012    to  12/31/2012       12.233902        14.021955       1,103,078.0616
  01/01/2013    to  12/31/2013       14.021955        16.423965         939,603.8766
  01/01/2014    to  12/31/2014       16.423965        15.009906         843,029.4367
============   ==== ==========       =========        =========       ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999754         1.032732               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.142998        11.096573       2,274,973.7393
  01/01/2006    to  12/31/2006       11.096573        10.941314       2,055,042.1997
  01/01/2007    to  12/31/2007       10.941314        11.905367       1,700,055.1886
  01/01/2008    to  12/31/2008       11.905367        10.886879       1,631,796.5109
  01/01/2009    to  12/31/2009       10.886879        12.622618       2,351,725.7600
  01/01/2010    to  12/31/2010       12.622618        13.359664       3,048,120.2860
  01/01/2011    to  12/31/2011       13.359664        14.583906       3,072,252.2853
  01/01/2012    to  12/31/2012       14.583906        15.630297       2,963,639.8286
  01/01/2013    to  12/31/2013       15.630297        13.927562       2,679,828.3900
  01/01/2014    to  12/31/2014       13.927562        14.074860       2,398,347.7829
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.908891        11.959923        3,021,342.6907
  01/01/2006    to  12/31/2006       11.959923        12.277851        2,847,466.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788        2,498,091.8260
  01/01/2008    to  12/31/2008       12.969788        12.790020        2,603,981.9761
  01/01/2009    to  12/31/2009       12.790020        14.826672        3,815,734.2800
  01/01/2010    to  12/31/2010       14.826672        15.752043        4,955,168.0144
  01/01/2011    to  12/31/2011       15.752043        15.962182        5,377,423.5944
  01/01/2012    to  12/31/2012       15.962182        17.129299        5,202,560.3805
  01/01/2013    to  12/31/2013       17.129299        16.501480        4,806,127.7176
  01/01/2014    to  12/31/2014       16.501480        16.886492        4,172,730.2931
============   ==== ==========       =========        =========       ===============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.604707        15.412194            4,678.4900
  01/01/2010    to  12/31/2010       15.412194        17.548973           24,752.4260
  01/01/2011    to  12/31/2011       17.548973        16.396759           39,387.0592
  01/01/2012    to  12/31/2012       16.396759        17.773798           31,050.1529
  01/01/2013    to  12/31/2013       17.773798        23.167563           41,679.1305
  01/01/2014    to  12/31/2014       23.167563        25.241683           37,259.8238
============   ==== ==========       =========        =========       ===============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.733980        12.292535           85,460.3839
  01/01/2011    to  12/31/2011       12.292535        12.491238          199,511.6945
  01/01/2012    to  12/31/2012       12.491238        13.672498          279,186.9459
  01/01/2013    to  12/31/2013       13.672498        13.618052          371,377.8814
  01/01/2014    to  12/31/2014       13.618052        13.969333          324,713.6164
============   ==== ==========       =========        =========       ===============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.729226        10.865912        2,759,049.3376
  01/01/2013    to  12/31/2013       10.865912        10.189740        2,062,186.4805
  01/01/2014    to  12/31/2014       10.189740        10.764236        1,993,533.4636
============   ==== ==========       =========        =========       ===============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214980        10.723087          141,516.0026
  01/01/2014    to  12/31/2014       10.723087        11.441855          377,264.6611
============   ==== ==========       =========        =========       ===============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010679         1.065216        7,597,440.7349
  01/01/2013    to  12/31/2013        1.065216         1.151996       13,352,359.8428
  01/01/2014    to  12/31/2014        1.151996         1.219011       15,012,165.0745
============   ==== ==========       =========        =========       ===============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.301144         8.460286        101,524.1587
  01/01/2009    to  12/31/2009        8.460286        10.377335      1,802,042.9300
  01/01/2010    to  12/31/2010       10.377335        11.439728      4,199,478.9099
  01/01/2011    to  12/31/2011       11.439728        11.355300      4,942,310.8334
  01/01/2012    to  12/31/2012       11.355300        12.584198      5,019,943.2853
  01/01/2013    to  12/31/2013       12.584198        13.958021      4,695,865.5544
  01/01/2014    to  12/31/2014       13.958021        14.505773      4,377,167.0518
============   ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.686099         7.756380          7,345.9493
  01/01/2009    to  12/31/2009        7.756380         9.834791      1,442,234.7800
  01/01/2010    to  12/31/2010        9.834791        11.026635      2,127,045.9215
  01/01/2011    to  12/31/2011       11.026635        10.599738      2,368,205.1021
  01/01/2012    to  12/31/2012       10.599738        11.974538      2,047,595.9323
  01/01/2013    to  12/31/2013       11.974538        13.886441      1,805,117.0508
  01/01/2014    to  12/31/2014       13.886441        14.372340      1,954,848.8804
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.138957        47.870784      1,076,495.9235
  01/01/2006    to  12/31/2006       47.870784        55.381470        954,509.0865
  01/01/2007    to  12/31/2007       55.381470        56.412293        757,135.7169
  01/01/2008    to  12/31/2008       56.412293        35.274100        623,657.9898
  01/01/2009    to  12/31/2009       35.274100        41.017005        603,054.3900
  01/01/2010    to  12/31/2010       41.017005        47.141906        592,296.9086
  01/01/2011    to  12/31/2011       47.141906        44.445719        542,561.4028
  01/01/2012    to  12/31/2012       44.445719        51.496265        500,766.1196
  01/01/2013    to  12/31/2013       51.496265        67.660933        441,732.6556
  01/01/2014    to  12/31/2014       67.660933        75.279415        404,162.2088
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.008410         7.890626      2,222,654.6618
  01/01/2006    to  12/31/2006        7.890626         8.227961      2,043,114.2190
  01/01/2007    to  12/31/2007        8.227961         9.505627      1,985,353.8466
  01/01/2008    to  12/31/2008        9.505627         5.624666      1,747,083.6134
  01/01/2009    to  12/31/2009        5.624666         8.036369      2,038,166.1300
  01/01/2010    to  12/31/2010        8.036369        10.078183      2,326,703.9905
  01/01/2011    to  12/31/2011       10.078183         9.735655      2,391,830.7037
  01/01/2012    to  12/31/2012        9.735655        10.869334      2,279,238.2326
  01/01/2013    to  12/31/2013       10.869334        14.580492      2,079,553.8032
  01/01/2014    to  12/31/2014       14.580492        16.149772      1,696,812.3332
============   ==== ==========       =========        =========      ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        8.973971         9.821513        1,640,161.9752
  01/01/2014    to  12/31/2014        9.821513         9.323782        1,410,190.2925
============   ==== ==========       =========        =========        ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088023         6.038254          431,946.7935
  01/01/2009    to  12/31/2009        6.038254         8.454436        1,052,417.6300
  01/01/2010    to  12/31/2010        8.454436         8.876070        1,784,689.4732
  01/01/2011    to  12/31/2011        8.876070         7.472605        2,018,121.7343
  01/01/2012    to  12/31/2012        7.472605         8.618659        1,894,305.6832
  01/01/2013    to  04/26/2013        8.618659         8.927398                0.0000
============   ==== ==========       =========        =========        ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/01/2009    to  12/31/2009       13.813225        14.272032          134,994.1800
  01/01/2010    to  12/31/2010       14.272032        14.809536          234,451.9631
  01/01/2011    to  12/31/2011       14.809536        15.586135          283,354.4736
  01/01/2012    to  12/31/2012       15.586135        15.855089          337,801.7289
  01/01/2013    to  12/31/2013       15.855089        15.171972          348,228.1940
  01/01/2014    to  12/31/2014       15.171972        15.714905          399,293.0963
============   ==== ==========       =========        =========        ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799387         9.876423          836,908.6974
  01/01/2006    to  12/31/2006        9.876423        10.142207        1,380,988.0751
  01/01/2007    to  12/31/2007       10.142207        10.439850        1,528,198.8217
  01/01/2008    to  12/31/2008       10.439850        10.519609        3,453,459.7078
  01/01/2009    to  12/31/2009       10.519609        10.358106        3,509,197.2800
  01/01/2010    to  12/31/2010       10.358106        10.173319        2,835,347.4059
  01/01/2011    to  12/31/2011       10.173319         9.992322        2,810,528.0328
  01/01/2012    to  12/31/2012        9.992322         9.813093        3,400,606.6945
  01/01/2013    to  12/31/2013        9.813093         9.638029        2,082,146.1292
  01/01/2014    to  12/31/2014        9.638029         9.466089        1,927,060.4633
============   ==== ==========       =========        =========        ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.799692         9.799722                0.0000
============   ==== ==========       =========        =========        ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.489942        17.226997          248,518.9929
  01/01/2014    to  12/31/2014       17.226997        18.759852          222,385.6844
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.085242        12.124664        304,613.1156
  01/01/2006    to  12/31/2006       12.124664        12.632037        340,639.0078
  01/01/2007    to  12/31/2007       12.632037        15.401303        350,783.1998
  01/01/2008    to  12/31/2008       15.401303         7.820092        317,962.8731
  01/01/2009    to  12/31/2009        7.820092        11.303161        309,335.3700
  01/01/2010    to  12/31/2010       11.303161        14.117238        324,241.7393
  01/01/2011    to  12/31/2011       14.117238        12.830735        320,796.7729
  01/01/2012    to  12/31/2012       12.830735        13.359163        306,491.4906
  01/01/2013    to  04/26/2013       13.359163        14.396828              0.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.367887        11.562016      1,560,795.8047
  01/01/2006    to  12/31/2006       11.562016        11.642913      1,547,216.5941
  01/01/2007    to  12/31/2007       11.642913        12.736327      1,370,855.8448
  01/01/2008    to  12/31/2008       12.736327         7.936920      1,233,062.8874
  01/01/2009    to  12/31/2009        7.936920        10.879438      1,218,218.1100
  01/01/2010    to  12/31/2010       10.879438        11.894387      1,303,738.8928
  01/01/2011    to  12/31/2011       11.894387        11.708536      1,217,375.6992
  01/01/2012    to  12/31/2012       11.708536        13.287480      1,961,504.7512
  01/01/2013    to  12/31/2013       13.287480        17.844249      1,746,427.5370
  01/01/2014    to  12/31/2014       17.844249        19.058273      1,466,920.8118
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564292         9.977183         48,189.7344
  01/01/2008    to  12/31/2008        9.977183         5.702159        178,316.6573
  01/01/2009    to  12/31/2009        5.702159         6.902598        250,265.6000
  01/01/2010    to  12/31/2010        6.902598         7.822517        185,353.4542
  01/01/2011    to  12/31/2011        7.822517         7.388228        269,342.3137
  01/01/2012    to  12/31/2012        7.388228         8.175281        189,826.5168
  01/01/2013    to  04/26/2013        8.175281         8.774528              0.0000
============   ==== ==========       =========        =========      ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.230659         8.465353        3,883,884.1478
  01/01/2006    to  12/31/2006        8.465353         8.947983        3,487,237.6422
  01/01/2007    to  12/31/2007        8.947983        10.043168        2,885,506.3481
  01/01/2008    to  12/31/2008       10.043168         5.332099        2,227,497.9596
  01/01/2009    to  12/31/2009        5.332099         7.525685        1,927,623.8300
  01/01/2010    to  12/31/2010        7.525685         8.086054        1,740,455.6522
  01/01/2011    to  12/31/2011        8.086054         7.832451        1,503,853.0120
  01/01/2012    to  04/27/2012        7.832451         8.800013                0.0000
============   ==== ==========       =========        =========       ===============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.888758        16.043544        2,228,217.0660
  01/01/2006    to  12/31/2006       16.043544        17.676407        1,978,532.4121
  01/01/2007    to  12/31/2007       17.676407        16.131145        1,598,488.4887
  01/01/2008    to  12/31/2008       16.131145         8.533693        1,331,403.3216
  01/01/2009    to  12/31/2009        8.533693        11.834451        1,282,470.4300
  01/01/2010    to  12/31/2010       11.834451        13.339080        1,193,942.0329
  01/01/2011    to  12/31/2011       13.339080        13.951958        1,093,314.7631
  01/01/2012    to  12/31/2012       13.951958        15.288669        1,001,062.3512
  01/01/2013    to  12/31/2013       15.288669        20.498259          912,396.0918
  01/01/2014    to  12/31/2014       20.498259        20.469564          809,394.5657
============   ==== ==========       =========        =========       ===============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064543        10.129022            1,761.1113
  01/01/2009    to  12/31/2009       10.129022        14.197922          159,368.0000
  01/01/2010    to  12/31/2010       14.197922        17.094897          171,869.4777
  01/01/2011    to  12/31/2011       17.094897        14.061559          289,673.4073
  01/01/2012    to  12/31/2012       14.061559        16.281954          216,104.5967
  01/01/2013    to  12/31/2013       16.281954        20.405601          197,149.0608
  01/01/2014    to  12/31/2014       20.405601        18.699838          194,479.3346
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.453089        13.682515          122,496.8652
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.036313        14.390080       21,546,765.3296
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.105078        10.369941        2,443,244.2844
  01/01/2006    to  12/31/2006       10.369941        11.064002        2,898,156.1817
  01/01/2007    to  12/31/2007       11.064002        11.508762        3,757,749.2514
  01/01/2008    to  12/31/2008       11.508762         8.968693        7,265,336.9481
  01/01/2009    to  12/31/2009        8.968693        10.826616        9,500,812.5900
  01/01/2010    to  12/31/2010       10.826616        11.792861       10,718,533.7000
  01/01/2011    to  12/31/2011       11.792861        11.788574       11,274,784.0064
  01/01/2012    to  12/31/2012       11.788574        12.840462       10,055,557.5705
  01/01/2013    to  12/31/2013       12.840462        13.756466        7,828,570.0534
  01/01/2014    to  04/25/2014       13.756466        13.852173                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.225252        10.627130        9,201,916.9296
  01/01/2006    to  12/31/2006       10.627130        11.506096       11,247,462.2064
  01/01/2007    to  12/31/2007       11.506096        12.001131       13,659,352.2150
  01/01/2008    to  12/31/2008       12.001131         8.672324       16,207,307.2590
  01/01/2009    to  12/31/2009        8.672324        10.739578       18,857,923.5300
  01/01/2010    to  12/31/2010       10.739578        11.855988       20,843,034.6172
  01/01/2011    to  12/31/2011       11.855988        11.631326       20,311,453.4608
  01/01/2012    to  12/31/2012       11.631326        12.838561       18,390,140.7266
  01/01/2013    to  12/31/2013       12.838561        14.403353       17,147,795.3983
  01/01/2014    to  04/25/2014       14.403353        14.448906                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.434587        14.910526       29,665,472.2528
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.388855        10.930758       20,949,578.4864
  01/01/2006    to  12/31/2006       10.930758        12.022266       27,286,538.8309
  01/01/2007    to  12/31/2007       12.022266        12.383127       33,870,556.6607
  01/01/2008    to  12/31/2008       12.383127         8.277530       32,275,062.1718
  01/01/2009    to  12/31/2009        8.277530        10.433553       33,634,606.3700
  01/01/2010    to  12/31/2010       10.433553        11.639689       35,224,850.2923
  01/01/2011    to  12/31/2011       11.639689        11.237801       35,361,838.4371
  01/01/2012    to  12/31/2012       11.237801        12.573811       32,721,341.2395
  01/01/2013    to  12/31/2013       12.573811        14.747678       30,872,122.0232
  01/01/2014    to  04/25/2014       14.747678        14.749798                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.408551        14.969507       32,517,974.3572
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998027         7.014269        2,124,172.0065
  01/01/2009    to  12/31/2009        7.014269         8.856104        3,668,059.6900
  01/01/2010    to  12/31/2010        8.856104         9.571990        4,465,311.3527
  01/01/2011    to  12/31/2011        9.571990         9.236064        4,605,901.7716
  01/01/2012    to  12/31/2012        9.236064        10.532994        4,154,307.1322
  01/01/2013    to  04/26/2013       10.532994        11.324926                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.599700        11.361125       19,917,570.3516
  01/01/2006    to  12/31/2006       11.361125        12.676036       29,901,569.1855
  01/01/2007    to  12/31/2007       12.676036        13.034100       44,918,849.8659
  01/01/2008    to  12/31/2008       13.034100         7.953419       43,636,600.2259
  01/01/2009    to  12/31/2009        7.953419        10.162676       40,988,993.6000
  01/01/2010    to  12/31/2010       10.162676        11.527582       38,900,736.9868
  01/01/2011    to  12/31/2011       11.527582        10.883780       36,631,324.7247
  01/01/2012    to  12/31/2012       10.883780        12.368927       32,469,461.8049
  01/01/2013    to  12/31/2013       12.368927        15.296509       33,299,508.3852
  01/01/2014    to  04/25/2014       15.296509        15.215505                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.695786        13.296994           48,361.3100
  01/01/2010    to  12/31/2010       13.296994        16.444869           97,875.1016
  01/01/2011    to  12/31/2011       16.444869        15.790359          103,303.7932
  01/01/2012    to  12/31/2012       15.790359        18.184822          139,040.5154
  01/01/2013    to  12/31/2013       18.184822        23.710385          142,190.0915
  01/01/2014    to  12/31/2014       23.710385        25.432717          144,165.3458
============   ==== ==========       =========        =========       ===============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.220948        11.503609        1,519,249.0129
  01/01/2006    to  12/31/2006       11.503609        13.014826        1,318,334.2929
  01/01/2007    to  12/31/2007       13.014826        13.417251        1,047,513.7250
  01/01/2008    to  12/31/2008       13.417251         8.267288          919,075.7166
  01/01/2009    to  12/31/2009        8.267288        10.224509        1,088,761.5900
  01/01/2010    to  12/31/2010       10.224509        11.497376        1,133,490.9401
  01/01/2011    to  12/31/2011       11.497376        11.477358        1,083,967.2354
  01/01/2012    to  12/31/2012       11.477358        13.010646        1,307,982.8142
  01/01/2013    to  12/31/2013       13.010646        16.829280        1,316,339.9780
  01/01/2014    to  12/31/2014       16.829280        18.694177        1,189,299.7948
============   ==== ==========       =========        =========       ===============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.811965        20.756199        453,547.5207
  01/01/2014    to  12/31/2014       20.756199        22.539090        377,528.8696
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998027         6.581951        119,379.1955
  01/01/2009    to  12/31/2009        6.581951         8.073191        572,596.4800
  01/01/2010    to  12/31/2010        8.073191         8.803303        931,265.7032
  01/01/2011    to  12/31/2011        8.803303         8.599289      1,049,171.2942
  01/01/2012    to  12/31/2012        8.599289         9.620356        976,494.8778
  01/01/2013    to  04/26/2013        9.620356        10.524851              0.0000
============   ==== ==========       =========        =========      ==============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.848886        11.373048         60,561.6600
  01/01/2010    to  12/31/2010       11.373048        12.037580        105,389.7065
  01/01/2011    to  12/31/2011       12.037580        10.327221        148,274.8066
  01/01/2012    to  12/31/2012       10.327221        11.961547        161,821.1811
  01/01/2013    to  12/31/2013       11.961547        14.266681        228,021.1864
  01/01/2014    to  12/31/2014       14.266681        13.125095        239,626.4593
============   ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       15.760038        19.627813        389,608.0558
  01/01/2014    to  12/31/2014       19.627813        19.219718        347,683.3000
============   ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.392661        14.214507        787,627.2410
  01/01/2006    to  12/31/2006       14.214507        16.010503        624,114.6295
  01/01/2007    to  12/31/2007       16.010503        15.297171        499,276.5476
  01/01/2008    to  12/31/2008       15.297171         9.269262        450,501.5077
  01/01/2009    to  12/31/2009        9.269262        12.450655        492,061.6400
  01/01/2010    to  12/31/2010       12.450655        15.024065        514,603.5711
  01/01/2011    to  12/31/2011       15.024065        13.977994        529,430.9875
  01/01/2012    to  12/31/2012       13.977994        14.452926        490,998.0234
  01/01/2013    to  04/26/2013       14.452926        15.651038              0.0000
============   ==== ==========       =========        =========      ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.969103        13.465685         39,116.0100
  01/01/2010    to  12/31/2010       13.465685        16.736517        114,458.4914
  01/01/2011    to  12/31/2011       16.736517        15.727087        122,076.0696
  01/01/2012    to  12/31/2012       15.727087        17.907911        188,141.4161
  01/01/2013    to  12/31/2013       17.907911        24.293548        231,332.3913
  01/01/2014    to  12/31/2014       24.293548        24.988752        202,456.9673
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.807827         8.572970        900,566.6029
  01/01/2014    to  12/31/2014        8.572970         9.163183      1,003,900.8494
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.274839         4.661325        961,138.9494
  01/01/2006    to  12/31/2006        4.661325         4.823166        908,692.4532
  01/01/2007    to  12/31/2007        4.823166         6.229901        956,219.8608
  01/01/2008    to  12/31/2008        6.229901         3.398616        756,722.0825
  01/01/2009    to  12/31/2009        3.398616         5.306594        790,582.3400
  01/01/2010    to  12/31/2010        5.306594         6.655218        815,843.6140
  01/01/2011    to  12/31/2011        6.655218         5.889901        969,493.0433
  01/01/2012    to  12/31/2012        5.889901         6.485249        803,548.2340
  01/01/2013    to  04/26/2013        6.485249         6.773144              0.0000
============   ==== ==========       =========        =========      ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.603814        14.718034         86,059.4500
  01/01/2010    to  12/31/2010       14.718034        18.651343        280,111.8297
  01/01/2011    to  12/31/2011       18.651343        15.264514        318,658.5921
  01/01/2012    to  12/31/2012       15.264514        15.377272        343,233.3481
  01/01/2013    to  12/31/2013       15.377272        16.727253        301,021.9371
  01/01/2014    to  12/31/2014       16.727253        13.336181        309,662.7370
============   ==== ==========       =========        =========      ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382        15.096769         14,731.7289
  01/01/2006    to  12/31/2006       15.096769        15.408678         39,328.2866
  01/01/2007    to  12/31/2007       15.408678        15.742695         84,109.8648
  01/01/2008    to  12/31/2008       15.742695        15.378827        278,505.7173
  01/01/2009    to  12/31/2009       15.378827        15.720806        322,022.8500
  01/01/2010    to  12/31/2010       15.720806        16.288453        422,324.1286
  01/01/2011    to  12/31/2011       16.288453        16.841092        544,954.9952
  01/01/2012    to  12/31/2012       16.841092        17.043155        449,689.5657
  01/01/2013    to  12/31/2013       17.043155        16.587579        408,604.9913
  01/01/2014    to  12/31/2014       16.587579        16.707126        382,405.3069
============   ==== ==========       =========        =========      ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.735525        12.695134        4,489,657.5895
  01/01/2006    to  12/31/2006       12.695134        14.265570        4,233,485.5363
  01/01/2007    to  12/31/2007       14.265570        14.630624        3,661,355.2511
  01/01/2008    to  12/31/2008       14.630624         8.699080        3,111,521.8681
  01/01/2009    to  12/31/2009        8.699080        11.263222        3,117,520.2300
  01/01/2010    to  12/31/2010       11.263222        12.369630        3,171,564.9799
  01/01/2011    to  12/31/2011       12.369630        11.641659        3,142,392.6232
  01/01/2012    to  12/31/2012       11.641659        12.885091        2,727,544.1721
  01/01/2013    to  12/31/2013       12.885091        16.898436        2,358,517.6104
  01/01/2014    to  12/31/2014       16.898436        18.330797        1,979,457.2707
============   ==== ==========       =========        =========        ==============

SERIES L - 4 YEAR





                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.173017        10.488634        308,209.2878
  01/01/2013    to  12/31/2013       10.488634        11.444039        353,857.9697
  01/01/2014    to  12/31/2014       11.444039        12.059789        353,388.3342
============   ==== ==========       =========        =========      ==============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996789         1.037181         38,822.6247
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007972         6.989945        413,620.6181
  01/01/2009    to  12/31/2009        6.989945         8.874139      1,910,296.5100
  01/01/2010    to  12/31/2010        8.874139         9.770954      5,040,356.9498
  01/01/2011    to  12/31/2011        9.770954         9.388157      6,281,076.9956
  01/01/2012    to  12/31/2012        9.388157        10.461928      6,022,799.7865
  01/01/2013    to  12/31/2013       10.461928        12.173490      5,479,454.8590
  01/01/2014    to  12/31/2014       12.173490        12.673243      5,022,233.6448
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997973         6.340094        673,196.8497
  01/01/2009    to  12/31/2009        6.340094         8.342480      1,991,225.1600
  01/01/2010    to  12/31/2010        8.342480         9.293873      2,225,959.5908
  01/01/2011    to  12/31/2011        9.293873         8.692032      2,298,565.5669
  01/01/2012    to  12/31/2012        8.692032         9.910548      2,198,882.1305
  01/01/2013    to  12/31/2013        9.910548        12.171696      2,115,270.3274
  01/01/2014    to  12/31/2014       12.171696        12.711828      2,187,761.6033
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987973         5.741807        104,600.6439
  01/01/2009    to  12/31/2009        5.741807         7.828570        348,221.7400
  01/01/2010    to  12/31/2010        7.828570         9.093560        662,812.1738
  01/01/2011    to  12/31/2011        9.093560         8.516420        831,766.1313
  01/01/2012    to  12/31/2012        8.516420         9.815118        808,227.7513
  01/01/2013    to  12/31/2013        9.815118        12.505165        684,554.2635
  01/01/2014    to  12/31/2014       12.505165        13.280559        521,223.5723
============   ==== ==========       =========        =========      ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017972         7.661591        540,012.3109
  01/01/2009    to  12/31/2009        7.661591         9.280852      1,468,339.4100
  01/01/2010    to  12/31/2010        9.280852        10.013393      2,564,254.8891
  01/01/2011    to  12/31/2011       10.013393         9.849039      2,618,581.9347
  01/01/2012    to  12/31/2012        9.849039        10.715470      2,501,258.9870
  01/01/2013    to  12/31/2013       10.715470        11.941314      2,160,608.9550
  01/01/2014    to  12/31/2014       11.941314        12.436859      1,860,314.6672
============   ==== ==========       =========        =========      ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.101593        11.472543        649,362.1331
  01/01/2013    to  12/31/2013       11.472543        10.880300        444,089.8963
  01/01/2014    to  12/31/2014       10.880300        11.107839        402,497.8660
============   ==== ==========       =========        =========      ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.929073        10.219693        747,193.7040
  01/01/2013    to  12/31/2013       10.219693        11.066570        828,334.2350
  01/01/2014    to  12/31/2014       11.066570        11.506402        825,611.4234
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.953305        11.897978          1,680.9757
  01/01/2009    to  12/31/2009       11.897978        17.128578         54,649.5200
  01/01/2010    to  12/31/2010       17.128578        19.466818        158,193.0660
  01/01/2011    to  12/31/2011       19.466818        19.558805        197,355.8982
  01/01/2012    to  12/31/2012       19.558805        22.374561        202,120.7907
  01/01/2013    to  12/31/2013       22.374561        24.014481        171,264.3456
  01/01/2014    to  12/31/2014       24.014481        24.351133         93,556.9744
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.794986        14.230000         63,531.6087
  01/01/2006    to  12/31/2006       14.230000        19.220070        107,179.7029
  01/01/2007    to  12/31/2007       19.220070        16.034691         62,377.7238
  01/01/2008    to  12/31/2008       16.034691         9.180346         70,433.5864
  01/01/2009    to  12/31/2009        9.180346        12.142370         79,128.8100
  01/01/2010    to  12/31/2010       12.142370        13.839867        122,489.5227
  01/01/2011    to  12/31/2011       13.839867        12.827651        134,108.4413
  01/01/2012    to  12/31/2012       12.827651        15.863844        120,521.6061
  01/01/2013    to  12/31/2013       15.863844        16.125203        116,907.5551
  01/01/2014    to  12/31/2014       16.125203        17.929838        126,312.0232
============   ==== ==========       =========        =========      ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.059930         7.871843        359,518.0282
  01/01/2006    to  12/31/2006        7.871843         7.593588        255,114.9821
  01/01/2007    to  12/31/2007        7.593588         7.622609        203,425.6300
  01/01/2008    to  12/31/2008        7.622609         4.560348        156,051.3320
  01/01/2009    to  12/31/2009        4.560348         5.952366        137,719.0100
  01/01/2010    to  12/31/2010        5.952366         7.233279        216,829.5076
  01/01/2011    to  12/31/2011        7.233279         7.331562        460,281.6600
  01/01/2012    to  12/31/2012        7.331562         8.528399        343,099.2520
  01/01/2013    to  12/31/2013        8.528399        12.189990        397,926.1797
  01/01/2014    to  12/31/2014       12.189990        14.227397        560,672.3239
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      133.216266       136.590360          3,207.4878
  01/01/2011    to  12/31/2011      136.590360       123.974133          7,490.6079
  01/01/2012    to  12/31/2012      123.974133       149.089951         10,662.1210
  01/01/2013    to  12/31/2013      149.089951       188.487955         10,429.1456
  01/01/2014    to  04/25/2014      188.487955       195.995813              0.0000
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246380        10.617665          2,294.4303
  01/01/2006    to  12/31/2006       10.617665        11.109693         41,188.7861
  01/01/2007    to  12/31/2007       11.109693        10.260797         39,735.9689
  01/01/2008    to  12/31/2008       10.260797         4.571011         33,229.2079
  01/01/2009    to  12/31/2009        4.571011         6.191014         90,229.9300
  01/01/2010    to  12/31/2010        6.191014         6.523369        133,955.0840
  01/01/2011    to  04/29/2011        6.523369         6.926195              0.0000
============   ==== ==========      ==========       ==========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.935719        13.186545         89,079.1257
  01/01/2006    to  12/31/2006       13.186545        14.976870         77,750.6933
  01/01/2007    to  12/31/2007       14.976870        15.156081         74,161.2951
  01/01/2008    to  12/31/2008       15.156081         9.510171         56,482.7052
  01/01/2009    to  12/31/2009        9.510171        12.351588         46,001.5200
  01/01/2010    to  12/31/2010       12.351588        15.063597         77,702.0420
  01/01/2011    to  12/31/2011       15.063597        13.857334        104,616.7663
  01/01/2012    to  12/31/2012       13.857334        16.066470        110,289.5772
  01/01/2013    to  12/31/2013       16.066470        20.921723        109,509.2878
  01/01/2014    to  12/31/2014       20.921723        23.255219        103,296.7793
============   ==== ==========      ==========       ==========        ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.769159        15.441940        354,854.6931
  01/01/2006    to  12/31/2006       15.441940        19.533086        292,758.3505
  01/01/2007    to  12/31/2007       19.533086        18.958612        210,647.7204
  01/01/2008    to  12/31/2008       18.958612        11.001265        164,486.7164
  01/01/2009    to  12/31/2009       11.001265        16.746123        170,374.2400
  01/01/2010    to  12/31/2010       16.746123        19.138699        242,716.1132
  01/01/2011    to  12/31/2011       19.138699        16.110007        322,082.9293
  01/01/2012    to  12/31/2012       16.110007        20.439093        287,560.8558
  01/01/2013    to  12/31/2013       20.439093        26.182208        291,990.4142
  01/01/2014    to  12/31/2014       26.182208        24.214073        312,730.7499
============   ==== ==========       =========        =========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010638         1.044753      4,006,077.9589
  01/01/2013    to  12/31/2013        1.044753         1.044689      2,699,962.1183
  01/01/2014    to  12/31/2014        1.044689         1.082773      2,415,585.9911
============   ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998479        10.444315          9,282.5599
  01/01/2006    to  12/31/2006       10.444315        11.899361         37,085.2769
  01/01/2007    to  12/31/2007       11.899361        11.388978         42,377.7805
  01/01/2008    to  12/31/2008       11.388978         7.164665         60,750.0492
  01/01/2009    to  12/31/2009        7.164665         8.902221         77,492.7900
  01/01/2010    to  12/31/2010        8.902221        10.037209        177,962.8310
  01/01/2011    to  12/31/2011       10.037209         9.707455        221,198.6694
  01/01/2012    to  12/31/2012        9.707455        11.285093        259,308.5992
  01/01/2013    to  12/31/2013       11.285093        14.998753        181,859.2466
  01/01/2014    to  12/31/2014       14.998753        16.094940        194,555.7836
============   ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.001852        15.765623         20,101.1293
  01/01/2009    to  12/31/2009       15.765623        19.583253         34,497.3500
  01/01/2010    to  12/31/2010       19.583253        24.132147         55,568.3432
  01/01/2011    to  12/31/2011       24.132147        22.814534         54,690.6920
  01/01/2012    to  12/31/2012       22.814534        25.685574         47,574.6578
  01/01/2013    to  12/31/2013       25.685574        32.856314         58,474.5437
  01/01/2014    to  12/31/2014       32.856314        35.364398         64,480.0213
============   ==== ==========       =========        =========      ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.000973        12.755483        347,442.3340
  01/01/2006    to  12/31/2006       12.755483        14.298273        252,901.9449
  01/01/2007    to  12/31/2007       14.298273        15.588625        169,057.5394
  01/01/2008    to  12/31/2008       15.588625         9.375599        124,027.2287
  01/01/2009    to  12/31/2009        9.375599        12.316433        119,950.2500
  01/01/2010    to  12/31/2010       12.316433        15.256580        130,106.8665
  01/01/2011    to  12/31/2011       15.256580        14.815549        140,902.7844
  01/01/2012    to  12/31/2012       14.815549        17.193866        116,291.6048
  01/01/2013    to  12/31/2013       17.193866        23.660099        139,926.8485
  01/01/2014    to  12/31/2014       23.660099        25.063801        129,649.3245
============   ==== ==========       =========        =========      ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.982397        10.415288        344,985.8777
  01/01/2014    to  12/31/2014       10.415288        10.745007        412,219.3625
============   ==== ==========       =========        =========      ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.037971         8.924700         20,851.6775
  01/01/2009    to  12/31/2009        8.924700         9.823148        101,839.9900
  01/01/2010    to  12/31/2010        9.823148        10.231419        393,029.1841
  01/01/2011    to  12/31/2011       10.231419        10.625827        349,224.0736
  01/01/2012    to  12/31/2012       10.625827        10.942791        344,397.4313
  01/01/2013    to  04/26/2013       10.942791        10.914101              0.0000
============   ==== ==========       =========        =========      ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012693         1.046793        582,495.0331
  01/01/2013    to  12/31/2013        1.046793         1.140507      1,332,248.2536
  01/01/2014    to  12/31/2014        1.140507         1.197703      1,690,888.6577
============   ==== ==========       =========        =========      ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988479        10.308289         10,943.1270
  01/01/2007    to  12/31/2007       10.308289        12.936770         73,621.7731
  01/01/2008    to  12/31/2008       12.936770         7.713291         76,465.4714
  01/01/2009    to  12/31/2009        7.713291        10.662621         93,737.7400
  01/01/2010    to  12/31/2010       10.662621        12.771469        141,984.9610
  01/01/2011    to  12/31/2011       12.771469        12.351922        173,535.4128
  01/01/2012    to  12/31/2012       12.351922        14.177242        158,632.3990
  01/01/2013    to  12/31/2013       14.177242        16.301216        105,471.3474
  01/01/2014    to  12/31/2014       16.301216        16.557238         96,177.3037
============   ==== ==========       =========        =========      ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.893911        16.832770        466,319.1058
  01/01/2006    to  12/31/2006       16.832770        18.036741        336,052.2489
  01/01/2007    to  12/31/2007       18.036741        18.864032        254,034.5007
  01/01/2008    to  12/31/2008       18.864032        15.072423        180,710.3005
  01/01/2009    to  12/31/2009       15.072423        20.237261        182,456.5900
  01/01/2010    to  12/31/2010       20.237261        22.442270        171,730.6815
  01/01/2011    to  12/31/2011       22.442270        23.014253        153,659.3932
  01/01/2012    to  12/31/2012       23.014253        25.515082        144,117.5183
  01/01/2013    to  12/31/2013       25.515082        27.045951        172,091.8495
  01/01/2014    to  12/31/2014       27.045951        27.832322        130,183.1508
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997466        10.191636         12,242.3286
  01/01/2011    to  12/31/2011       10.191636        10.206128         30,777.2013
  01/01/2012    to  12/31/2012       10.206128        10.752489         35,712.7710
  01/01/2013    to  12/31/2013       10.752489        10.960322         68,516.6274
  01/01/2014    to  12/31/2014       10.960322        10.838614         69,113.2659
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987467         9.737301         62,015.5923
  01/01/2012    to  12/31/2012        9.737301         9.978243         79,206.0840
  01/01/2013    to  12/31/2013        9.978243         9.909038        275,599.5831
  01/01/2014    to  12/31/2014        9.909038         9.830297        320,065.8619
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997973        10.864315          2,544.7300
  01/01/2010    to  12/31/2010       10.864315        12.109598         47,112.4891
  01/01/2011    to  12/31/2011       12.109598        11.848773         83,441.0564
  01/01/2012    to  12/31/2012       11.848773        13.292212         93,982.0847
  01/01/2013    to  12/31/2013       13.292212        13.183930         65,253.7063
  01/01/2014    to  12/31/2014       13.183930        13.089869         53,065.6031
============   ==== ==========       =========        =========        ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.683922        11.577371        453,134.1425
  01/01/2006    to  12/31/2006       11.577371        12.916899        430,095.8418
  01/01/2007    to  12/31/2007       12.916899        13.044878        393,745.0904
  01/01/2008    to  12/31/2008       13.044878         7.578746        366,896.4756
  01/01/2009    to  12/31/2009        7.578746         9.868646        417,185.2700
  01/01/2010    to  12/31/2010        9.868646        11.286480        492,091.1502
  01/01/2011    to  12/31/2011       11.286480        10.440030        636,686.1820
  01/01/2012    to  12/31/2012       10.440030        11.963387        572,037.0872
  01/01/2013    to  12/31/2013       11.963387        15.209528        553,986.7993
  01/01/2014    to  12/31/2014       15.209528        15.690490        534,645.3396
============   ==== ==========       =========        =========        ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.955906        10.386393        663,385.9325
  01/01/2013    to  12/31/2013       10.386393        11.660351        740,576.9294
  01/01/2014    to  12/31/2014       11.660351        12.551026        998,124.7857
============   ==== ==========       =========        =========        ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077368         1.123121        568,888.3985
  01/01/2014    to  12/31/2014        1.123121         1.204640        941,093.0607
============   ==== ==========       =========        =========        ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.150432        16.042051        345,188.4503
  01/01/2006    to  12/31/2006       16.042051        17.816693        250,748.0426
  01/01/2007    to  12/31/2007       17.816693        16.959964        200,392.6421
  01/01/2008    to  12/31/2008       16.959964        11.683140        208,671.8281
  01/01/2009    to  12/31/2009       11.683140        14.502604        218,291.2100
  01/01/2010    to  12/31/2010       14.502604        17.069739        237,048.1774
  01/01/2011    to  12/31/2011       17.069739        15.251803        235,504.0994
  01/01/2012    to  12/31/2012       15.251803        17.663668        192,145.4691
  01/01/2013    to  12/31/2013       17.663668        22.966386        160,529.4744
  01/01/2014    to  12/31/2014       22.966386        22.932126        138,752.0290
============   ==== ==========       =========        =========        ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988479        10.446896           4,824.3449
  01/01/2007    to  12/31/2007       10.446896        14.009617          41,462.2790
  01/01/2008    to  12/31/2008       14.009617         6.115232         146,238.7545
  01/01/2009    to  12/31/2009        6.115232        10.142178         177,530.7400
  01/01/2010    to  12/31/2010       10.142178        12.311772         334,394.3092
  01/01/2011    to  12/31/2011       12.311772         9.825787         385,528.7110
  01/01/2012    to  12/31/2012        9.825787        11.467276         411,662.2052
  01/01/2013    to  12/31/2013       11.467276        10.696331         459,275.4688
  01/01/2014    to  12/31/2014       10.696331         9.815497         479,248.7075
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.005663        12.578868         394,172.6589
  01/01/2006    to  12/31/2006       12.578868        15.629281         366,173.5529
  01/01/2007    to  12/31/2007       15.629281        17.380306         311,209.4565
  01/01/2008    to  12/31/2008       17.380306         9.832803         247,165.8076
  01/01/2009    to  12/31/2009        9.832803        12.699490         226,291.6300
  01/01/2010    to  12/31/2010       12.699490        13.888670         247,873.5142
  01/01/2011    to  12/31/2011       13.888670        12.173685         233,062.7805
  01/01/2012    to  12/31/2012       12.173685        13.945926         222,577.2471
  01/01/2013    to  12/31/2013       13.945926        16.326750         210,649.9065
  01/01/2014    to  12/31/2014       16.326750        14.913597         180,788.3226
============   ==== ==========       =========        =========       ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999747         1.032376               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.133696        11.081785         801,047.9493
  01/01/2006    to  12/31/2006       11.081785        10.921289         403,321.7339
  01/01/2007    to  12/31/2007       10.921289        11.877609         244,673.5849
  01/01/2008    to  12/31/2008       11.877609        10.856050         388,595.3823
  01/01/2009    to  12/31/2009       10.856050        12.580586         568,102.3100
  01/01/2010    to  12/31/2010       12.580586        13.308523         734,110.3181
  01/01/2011    to  12/31/2011       13.308523        14.520839       1,022,796.2133
  01/01/2012    to  12/31/2012       14.520839        15.554886         945,363.8478
  01/01/2013    to  12/31/2013       15.554886        13.853433         842,255.5200
  01/01/2014    to  12/31/2014       13.853433        13.992948         745,816.6187
============   ==== ==========       =========        =========       ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.891821        11.936829        962,663.7430
  01/01/2006    to  12/31/2006       11.936829        12.248038        766,544.5388
  01/01/2007    to  12/31/2007       12.248038        12.931798        647,594.9172
  01/01/2008    to  12/31/2008       12.931798        12.746166        668,544.2088
  01/01/2009    to  12/31/2009       12.746166        14.768453        965,763.1500
  01/01/2010    to  12/31/2010       14.768453        15.682349      1,519,133.3632
  01/01/2011    to  12/31/2011       15.682349        15.883636      1,838,187.0889
  01/01/2012    to  12/31/2012       15.883636        17.036445      1,772,195.0198
  01/01/2013    to  12/31/2013       17.036445        16.403823      1,584,905.7695
  01/01/2014    to  12/31/2014       16.403823        16.778165      1,539,374.2815
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.508920        15.290033            965.2400
  01/01/2010    to  12/31/2010       15.290033        17.401179          9,275.5560
  01/01/2011    to  12/31/2011       17.401179        16.250555         13,333.8716
  01/01/2012    to  12/31/2012       16.250555        17.606464         20,179.4706
  01/01/2013    to  12/31/2013       17.606464        22.937983         20,663.3503
  01/01/2014    to  12/31/2014       22.937983        24.979056         19,867.3121
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.723348        12.277328         21,622.3426
  01/01/2011    to  12/31/2011       12.277328        12.469565         75,130.4505
  01/01/2012    to  12/31/2012       12.469565        13.641918         58,722.9086
  01/01/2013    to  12/31/2013       13.641918        13.580801        128,479.0057
  01/01/2014    to  12/31/2014       13.580801        13.924157        191,340.0759
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.723820        10.856793        105,890.5125
  01/01/2013    to  12/31/2013       10.856793        10.176098         98,935.5833
  01/01/2014    to  12/31/2014       10.176098        10.744452        115,728.1628
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214840        10.719329          1,913.9628
  01/01/2014    to  12/31/2014       10.719329        11.432127          2,227.5510
============   ==== ==========       =========        =========      ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010671         1.064850        576,879.1441
  01/01/2013    to  12/31/2013        1.064850         1.151025      1,003,820.2228
  01/01/2014    to  12/31/2014        1.151025         1.217374      1,112,704.1304
============   ==== ==========       =========        =========      ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.288218         8.446522               0.0000
  01/01/2009    to  12/31/2009        8.446522        10.355272         346,982.8600
  01/01/2010    to  12/31/2010       10.355272        11.409705       1,186,573.2593
  01/01/2011    to  12/31/2011       11.409705        11.319849       1,760,346.6347
  01/01/2012    to  12/31/2012       11.319849        12.538608       1,806,528.1608
  01/01/2013    to  12/31/2013       12.538608        13.900502       1,678,780.3957
  01/01/2014    to  12/31/2014       13.900502        14.438774       1,358,600.6096
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.674129         7.743759          10,289.0153
  01/01/2009    to  12/31/2009        7.743759         9.813878          70,362.2300
  01/01/2010    to  12/31/2010        9.813878        10.997693         246,146.8301
  01/01/2011    to  12/31/2011       10.997693        10.566641         189,441.6942
  01/01/2012    to  12/31/2012       10.566641        11.931151         234,295.7420
  01/01/2013    to  12/31/2013       11.931151        13.829212         265,006.6375
  01/01/2014    to  12/31/2014       13.829212        14.305952         235,134.1594
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       47.070287        47.777236         279,911.0496
  01/01/2006    to  12/31/2006       47.777236        55.245718         214,329.1250
  01/01/2007    to  12/31/2007       55.245718        56.245743         154,068.2925
  01/01/2008    to  12/31/2008       56.245743        35.152266         117,772.8956
  01/01/2009    to  12/31/2009       35.152266        40.854887         109,404.3300
  01/01/2010    to  12/31/2010       40.854887        46.932127         116,945.8957
  01/01/2011    to  12/31/2011       46.932127        44.225853         120,233.0583
  01/01/2012    to  12/31/2012       44.225853        51.215775         110,442.4109
  01/01/2013    to  12/31/2013       51.215775        67.258778         106,100.8188
  01/01/2014    to  12/31/2014       67.258778        74.794570         109,773.1223
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        6.998318         7.875340         491,258.9818
  01/01/2006    to  12/31/2006        7.875340         8.207928         381,877.5517
  01/01/2007    to  12/31/2007        8.207928         9.477722         302,925.5529
  01/01/2008    to  12/31/2008        9.477722         5.605335         404,534.2244
  01/01/2009    to  12/31/2009        5.605335         8.004745         419,042.4000
  01/01/2010    to  12/31/2010        8.004745        10.033512         580,720.0689
  01/01/2011    to  12/31/2011       10.033512         9.687665         633,027.5724
  01/01/2012    to  12/31/2012        9.687665        10.810320         584,718.9375
  01/01/2013    to  12/31/2013       10.810320        14.494085         515,761.7297
  01/01/2014    to  12/31/2014       14.494085        16.046040         434,010.1661
============   ==== ==========       =========        =========       ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        8.951477         9.793596        572,850.4130
  01/01/2014    to  12/31/2014        9.793596         9.292629        551,792.5100
============   ==== ==========       =========        =========        ============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.087968         6.036171        195,139.2294
  01/01/2009    to  12/31/2009        6.036171         8.447296        253,852.3800
  01/01/2010    to  12/31/2010        8.447296         8.864145        567,176.9853
  01/01/2011    to  12/31/2011        8.864145         7.458837        693,459.1330
  01/01/2012    to  12/31/2012        7.458837         8.598458        687,462.1157
  01/01/2013    to  04/26/2013        8.598458         8.905057              0.0000
============   ==== ==========       =========        =========        ============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/01/2009    to  12/31/2009       13.741020        14.192683         13,332.4900
  01/01/2010    to  12/31/2010       14.192683        14.719838         47,558.7677
  01/01/2011    to  12/31/2011       14.719838        15.484013         87,313.8019
  01/01/2012    to  12/31/2012       15.484013        15.743288        201,698.3291
  01/01/2013    to  12/31/2013       15.743288        15.057455        186,850.6952
  01/01/2014    to  12/31/2014       15.057455        15.588494        192,520.5313
============   ==== ==========       =========        =========        ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.783649         9.857293        172,802.3257
  01/01/2006    to  12/31/2006        9.857293        10.117516        165,229.2989
  01/01/2007    to  12/31/2007       10.117516        10.409201        199,115.8653
  01/01/2008    to  12/31/2008       10.409201        10.483469        603,221.9929
  01/01/2009    to  12/31/2009       10.483469        10.317359        570,086.2600
  01/01/2010    to  12/31/2010       10.317359        10.128233        861,827.7166
  01/01/2011    to  12/31/2011       10.128233         9.943078        775,134.2392
  01/01/2012    to  12/31/2012        9.943078         9.759823        647,967.8518
  01/01/2013    to  12/31/2013        9.759823         9.580917        588,291.5567
  01/01/2014    to  12/31/2014        9.580917         9.405291        826,579.3466
============   ==== ==========       =========        =========        ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.785589         9.784024              0.0000
============   ==== ==========       =========        =========        ============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.424852        17.143839         53,906.5048
  01/01/2014    to  12/31/2014       17.143839        18.659961         50,018.4403
============   ==== ==========       =========        =========        ============

                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.081524        12.114562       51,098.6885
  01/01/2006    to  12/31/2006       12.114562        12.615221       45,447.2404
  01/01/2007    to  12/31/2007       12.615221        15.373078       52,233.9406
  01/01/2008    to  12/31/2008       15.373078         7.801833       34,337.1104
  01/01/2009    to  12/31/2009        7.801833        11.271134       36,003.5800
  01/01/2010    to  12/31/2010       11.271134        14.070208       62,249.4927
  01/01/2011    to  12/31/2011       14.070208        12.781608       61,966.7449
  01/01/2012    to  12/31/2012       12.781608        13.301322       64,138.2865
  01/01/2013    to  04/26/2013       13.301322        14.332215            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.354060        11.540848      382,387.6127
  01/01/2006    to  12/31/2006       11.540848        11.615805      290,791.4869
  01/01/2007    to  12/31/2007       11.615805        12.700292      202,310.8359
  01/01/2008    to  12/31/2008       12.700292         7.910484      197,972.2178
  01/01/2009    to  12/31/2009        7.910484        10.837784      236,227.4500
  01/01/2010    to  12/31/2010       10.837784        11.842929      334,277.1370
  01/01/2011    to  12/31/2011       11.842929        11.652065      312,820.4525
  01/01/2012    to  12/31/2012       11.652065        13.216751      457,405.2528
  01/01/2013    to  12/31/2013       13.216751        17.740395      464,972.6060
  01/01/2014    to  12/31/2014       17.740395        18.937882      405,841.2960
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564133         9.976347        4,281.3773
  01/01/2008    to  12/31/2008        9.976347         5.698814      270,523.4055
  01/01/2009    to  12/31/2009        5.698814         6.895099      116,026.5000
  01/01/2010    to  12/31/2010        6.895099         7.810117      166,171.4093
  01/01/2011    to  12/31/2011        7.810117         7.372835      184,615.6323
  01/01/2012    to  12/31/2012        7.372835         8.154149      165,750.0438
  01/01/2013    to  04/26/2013        8.154149         8.750456            0.0000
============   ==== ==========       =========        =========      ============

                        1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.218854         8.449002        1,066,644.1820
  01/01/2006    to  12/31/2006        8.449002         8.926249          764,969.0386
  01/01/2007    to  12/31/2007        8.926249        10.013742          662,541.2654
  01/01/2008    to  12/31/2008       10.013742         5.313801          427,512.4244
  01/01/2009    to  12/31/2009        5.313801         7.496112          369,865.8500
  01/01/2010    to  12/31/2010        7.496112         8.050256          309,845.1820
  01/01/2011    to  12/31/2011        8.050256         7.793885          252,498.3533
  01/01/2012    to  04/27/2012        7.793885         8.755258                0.0000
============   ==== ==========       =========        =========        ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.867391        16.012543          549,715.1024
  01/01/2006    to  12/31/2006       16.012543        17.633463          372,196.9062
  01/01/2007    to  12/31/2007       17.633463        16.083868          267,218.9885
  01/01/2008    to  12/31/2008       16.083868         8.504402          223,680.9097
  01/01/2009    to  12/31/2009        8.504402        11.787932          215,857.0500
  01/01/2010    to  12/31/2010       11.787932        13.280010          212,797.7442
  01/01/2011    to  12/31/2011       13.280010        13.883244          184,558.0210
  01/01/2012    to  12/31/2012       13.883244        15.205726          171,250.4482
  01/01/2013    to  12/31/2013       15.205726        20.376869          178,721.5379
  01/01/2014    to  12/31/2014       20.376869        20.338167          159,739.0145
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064392        10.128163                0.0000
  01/01/2009    to  12/31/2009       10.128163        14.189621            5,177.5700
  01/01/2010    to  12/31/2010       14.189621        17.076373           17,668.3250
  01/01/2011    to  12/31/2011       17.076373        14.039305           32,054.7751
  01/01/2012    to  12/31/2012       14.039305        16.248019           40,549.3823
  01/01/2013    to  12/31/2013       16.248019        20.352900          110,829.6027
  01/01/2014    to  12/31/2014       20.352900        18.642214          101,235.9986
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.392467        13.616251           79,673.9170
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.973059        14.320385        3,483,340.7352
============   ==== ==========       =========        =========        ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.104276        10.363953        435,931.8393
  01/01/2006    to  12/31/2006       10.363953        11.052104        312,537.0079
  01/01/2007    to  12/31/2007       11.052104        11.490612        442,922.6592
  01/01/2008    to  12/31/2008       11.490612         8.950055        652,459.2995
  01/01/2009    to  12/31/2009        8.950055        10.798717      1,306,980.1600
  01/01/2010    to  12/31/2010       10.798717        11.756596      1,886,654.5210
  01/01/2011    to  12/31/2011       11.756596        11.746461      2,223,052.4513
  01/01/2012    to  12/31/2012       11.746461        12.788163      2,001,634.7962
  01/01/2013    to  12/31/2013       12.788163        13.693588      1,481,131.1240
  01/01/2014    to  04/25/2014       13.693588        13.786685              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.224440        10.620994      1,887,997.1250
  01/01/2006    to  12/31/2006       10.620994        11.493723      1,899,244.5164
  01/01/2007    to  12/31/2007       11.493723        11.982205      1,549,580.3515
  01/01/2008    to  12/31/2008       11.982205         8.654300      1,679,198.1799
  01/01/2009    to  12/31/2009        8.654300        10.711902      2,196,489.9200
  01/01/2010    to  12/31/2010       10.711902        11.819527      3,090,025.5633
  01/01/2011    to  12/31/2011       11.819527        11.589772      3,611,199.6196
  01/01/2012    to  12/31/2012       11.589772        12.786266      3,405,425.9753
  01/01/2013    to  12/31/2013       12.786266        14.337516      3,003,169.9737
  01/01/2014    to  04/25/2014       14.337516        14.380594              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.369533        14.838306      6,354,731.2224
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.388031        10.924448      4,738,707.6346
  01/01/2006    to  12/31/2006       10.924448        12.009340      4,220,563.1033
  01/01/2007    to  12/31/2007       12.009340        12.363600      3,925,618.3040
  01/01/2008    to  12/31/2008       12.363600         8.260324      3,371,375.1096
  01/01/2009    to  12/31/2009        8.260324        10.406662      3,967,030.2000
  01/01/2010    to  12/31/2010       10.406662        11.603890      5,974,047.9190
  01/01/2011    to  12/31/2011       11.603890        11.197649      7,583,100.5300
  01/01/2012    to  12/31/2012       11.197649        12.522590      6,933,156.0682
  01/01/2013    to  12/31/2013       12.522590        14.680262      6,436,376.3203
  01/01/2014    to  04/25/2014       14.680262        14.680058              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.343608        14.896993      2,862,699.4580
============   ==== ==========       =========        =========      ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997973         7.011851        214,344.6661
  01/01/2009    to  12/31/2009        7.011851         8.848627        441,941.3100
  01/01/2010    to  12/31/2010        8.848627         9.559131        559,617.7418
  01/01/2011    to  12/31/2011        9.559131         9.219053        724,814.9956
  01/01/2012    to  12/31/2012        9.219053        10.508312        526,164.1936
  01/01/2013    to  04/26/2013       10.508312        11.296594              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.598859        11.354567      2,832,265.4782
  01/01/2006    to  12/31/2006       11.354567        12.662408      2,559,890.9085
  01/01/2007    to  12/31/2007       12.662408        13.013546      2,173,055.5702
  01/01/2008    to  12/31/2008       13.013546         7.936885      2,116,008.2824
  01/01/2009    to  12/31/2009        7.936885        10.136478      2,370,664.8300
  01/01/2010    to  12/31/2010       10.136478        11.492124      2,271,869.2643
  01/01/2011    to  12/31/2011       11.492124        10.844888      2,161,788.3290
  01/01/2012    to  12/31/2012       10.844888        12.318535      2,009,508.9828
  01/01/2013    to  12/31/2013       12.318535        15.226579      2,217,690.1765
  01/01/2014    to  04/25/2014       15.226579        15.143557              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.648605        13.233978          6,477.0200
  01/01/2010    to  12/31/2010       13.233978        16.358764         28,356.8663
  01/01/2011    to  12/31/2011       16.358764        15.699841         58,826.1789
  01/01/2012    to  12/31/2012       15.699841        18.071495         69,156.8245
  01/01/2013    to  12/31/2013       18.071495        23.550851        116,932.7381
  01/01/2014    to  12/31/2014       23.550851        25.248964        112,142.0600
============   ==== ==========       =========        =========      ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.202844        11.479328        273,530.3677
  01/01/2006    to  12/31/2006       11.479328        12.980887        233,649.1661
  01/01/2007    to  12/31/2007       12.980887        13.375541        173,438.4673
  01/01/2008    to  12/31/2008       13.375541         8.237445        153,607.3569
  01/01/2009    to  12/31/2009        8.237445        10.182507        176,038.7100
  01/01/2010    to  12/31/2010       10.182507        11.444426        239,210.2278
  01/01/2011    to  12/31/2011       11.444426        11.418801        344,504.8009
  01/01/2012    to  12/31/2012       11.418801        12.937763        490,505.8831
  01/01/2013    to  12/31/2013       12.937763        16.726646        470,745.9142
  01/01/2014    to  12/31/2014       16.726646        18.570883        474,256.5048
============   ==== ==========       =========        =========      ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.680742        20.596349        110,282.3551
  01/01/2014    to  12/31/2014       20.596349        22.354329        105,643.1601
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997973         6.579680        139,897.8868
  01/01/2009    to  12/31/2009        6.579680         8.066372        180,925.0900
  01/01/2010    to  12/31/2010        8.066372         8.791473        192,082.6328
  01/01/2011    to  12/31/2011        8.791473         8.583448        242,624.8883
  01/01/2012    to  12/31/2012        8.583448         9.597810        241,882.5847
  01/01/2013    to  04/26/2013        9.597810        10.498516              0.0000
============   ==== ==========       =========        =========        ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.802565        11.309787          9,515.1100
  01/01/2010    to  12/31/2010       11.309787        11.964646         51,153.4772
  01/01/2011    to  12/31/2011       11.964646        10.259521        109,193.3624
  01/01/2012    to  12/31/2012       10.259521        11.877164        137,595.5463
  01/01/2013    to  12/31/2013       11.877164        14.158958        165,873.4006
  01/01/2014    to  12/31/2014       14.158958        13.019476        203,230.5972
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       15.669209        19.508126        111,473.5151
  01/01/2014    to  12/31/2014       19.508126        19.092967         91,152.7462
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.371066        14.184521        216,655.4654
  01/01/2006    to  12/31/2006       14.184521        15.968770        162,378.1338
  01/01/2007    to  12/31/2007       15.968770        15.249632        115,019.4258
  01/01/2008    to  12/31/2008       15.249632         9.235812        114,903.7440
  01/01/2009    to  12/31/2009        9.235812        12.399521        122,390.9800
  01/01/2010    to  12/31/2010       12.399521        14.954891        143,857.6057
  01/01/2011    to  12/31/2011       14.954891        13.906691        150,055.0158
  01/01/2012    to  12/31/2012       13.906691        14.371972        147,313.8468
  01/01/2013    to  04/26/2013       14.371972        15.560900              0.0000
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.911678        13.390778          3,175.6800
  01/01/2010    to  12/31/2010       13.390778        16.635105         26,362.5967
  01/01/2011    to  12/31/2011       16.635105        15.623989         42,320.1293
  01/01/2012    to  12/31/2012       15.623989        17.781579         68,794.3034
  01/01/2013    to  12/31/2013       17.781579        24.110120         99,941.2553
  01/01/2014    to  12/31/2014       24.110120        24.787674        106,532.2901
============   ==== ==========       =========        =========        ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.769833         8.522256        305,195.9393
  01/01/2014    to  12/31/2014        8.522256         9.104423        317,498.0581
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.268726         4.652342        230,469.4908
  01/01/2006    to  12/31/2006        4.652342         4.811473        147,166.5611
  01/01/2007    to  12/31/2007        4.811473         6.211678        123,521.9592
  01/01/2008    to  12/31/2008        6.211678         3.386970        181,779.6129
  01/01/2009    to  12/31/2009        3.386970         5.285767        197,149.9800
  01/01/2010    to  12/31/2010        5.285767         6.625790        264,656.2536
  01/01/2011    to  12/31/2011        6.625790         5.860930        278,703.0019
  01/01/2012    to  12/31/2012        5.860930         6.450107        237,094.8671
  01/01/2013    to  04/26/2013        6.450107         6.735371              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.600846        14.709421         20,683.1200
  01/01/2010    to  12/31/2010       14.709421        18.631121         93,409.3900
  01/01/2011    to  12/31/2011       18.631121        15.240348        123,450.1159
  01/01/2012    to  12/31/2012       15.240348        15.345209        137,780.3622
  01/01/2013    to  12/31/2013       15.345209        16.684028        132,740.3802
  01/01/2014    to  12/31/2014       16.684028        13.295055        136,421.4147
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.072970        15.012670          3,641.2828
  01/01/2006    to  12/31/2006       15.012670        15.315203          4,479.7754
  01/01/2007    to  12/31/2007       15.315203        15.639329          4,860.1923
  01/01/2008    to  12/31/2008       15.639329        15.270192         43,955.1078
  01/01/2009    to  12/31/2009       15.270192        15.601953         38,171.6600
  01/01/2010    to  12/31/2010       15.601953        16.157228        104,664.5828
  01/01/2011    to  12/31/2011       16.157228        16.697088        103,023.9107
  01/01/2012    to  12/31/2012       16.697088        16.888930        116,813.3885
  01/01/2013    to  12/31/2013       16.888930        16.429258        107,426.8695
  01/01/2014    to  12/31/2014       16.429258        16.539392         94,362.7890
============   ==== ==========       =========        =========        ============

                        1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.718663        12.670581        1,074,396.9351
  01/01/2006    to  12/31/2006       12.670581        14.230888          843,446.3454
  01/01/2007    to  12/31/2007       14.230888        14.587722          640,244.0557
  01/01/2008    to  12/31/2008       14.587722         8.669209          559,176.8444
  01/01/2009    to  12/31/2009        8.669209        11.218935          542,942.6700
  01/01/2010    to  12/31/2010       11.218935        12.314837          708,089.0141
  01/01/2011    to  12/31/2011       12.314837        11.584307          710,262.1315
  01/01/2012    to  12/31/2012       11.584307        12.815171          609,649.4651
  01/01/2013    to  12/31/2013       12.815171        16.798343          587,225.0780
  01/01/2014    to  12/31/2014       16.798343        18.213110          522,883.6377
============   ==== ==========       =========        =========        ==============

SERIES L - 4 YEAR





                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.162767        10.471040        487,481.3915
  01/01/2013    to  12/31/2013       10.471040        11.413428        505,857.8452
  01/01/2014    to  12/31/2014       11.413428        12.015513        517,380.6890
============   ==== ==========       =========        =========      ==============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996775         1.036466              0.0000
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007863         6.985129      1,372,152.9122
  01/01/2009    to  12/31/2009        6.985129         8.859165      2,906,044.8600
  01/01/2010    to  12/31/2010        8.859165         9.744728      4,168,391.1589
  01/01/2011    to  12/31/2011        9.744728         9.353622      4,682,880.3884
  01/01/2012    to  12/31/2012        9.353622        10.412975      4,500,679.2275
  01/01/2013    to  12/31/2013       10.412975        12.104427      4,616,559.4757
  01/01/2014    to  12/31/2014       12.104427        12.588752      4,782,119.0912
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997863         6.335721      1,160,676.2049
  01/01/2009    to  12/31/2009        6.335721         8.328398      2,485,704.2600
  01/01/2010    to  12/31/2010        8.328398         9.268923      2,317,110.2814
  01/01/2011    to  12/31/2011        9.268923         8.660050      2,466,920.2815
  01/01/2012    to  12/31/2012        8.660050         9.864168      2,162,793.2208
  01/01/2013    to  12/31/2013        9.864168        12.102636      2,182,011.2245
  01/01/2014    to  12/31/2014       12.102636        12.627072      2,130,844.1146
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987864         5.737844        129,922.6249
  01/01/2009    to  12/31/2009        5.737844         7.815349        485,170.1200
  01/01/2010    to  12/31/2010        7.815349         9.069140        810,350.3058
  01/01/2011    to  12/31/2011        9.069140         8.485078        660,698.7391
  01/01/2012    to  12/31/2012        8.485078         9.769178        583,353.0490
  01/01/2013    to  12/31/2013        9.769178        12.434205        493,799.2236
  01/01/2014    to  12/31/2014       12.434205        13.192003        508,628.7111
============   ==== ==========       =========        =========      ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017862         7.656316        579,363.8296
  01/01/2009    to  12/31/2009        7.656316         9.265198      1,469,935.7600
  01/01/2010    to  12/31/2010        9.265198         9.986521      2,055,185.5543
  01/01/2011    to  12/31/2011        9.986521         9.812816      2,387,219.1820
  01/01/2012    to  12/31/2012        9.812816        10.665337      2,270,314.8560
  01/01/2013    to  12/31/2013       10.665337        11.873574      2,456,908.3388
  01/01/2014    to  12/31/2014       11.873574        12.353950      2,501,503.3873
============   ==== ==========       =========        =========      ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.090112        11.452993        794,621.1813
  01/01/2013    to  12/31/2013       11.452993        10.850902        626,248.9135
  01/01/2014    to  12/31/2014       10.850902        11.066755        418,273.2973
============   ==== ==========       =========        =========      ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.919068        10.202547        687,451.7828
  01/01/2013    to  12/31/2013       10.202547        11.036967        815,180.9877
  01/01/2014    to  12/31/2014       11.036967        11.464155        811,150.7466
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.768304        11.752040         11,544.7557
  01/01/2009    to  12/31/2009       11.752040        16.901599         84,240.2400
  01/01/2010    to  12/31/2010       16.901599        19.189673        116,325.7085
  01/01/2011    to  12/31/2011       19.189673        19.261135        188,538.8080
  01/01/2012    to  12/31/2012       19.261135        22.011911        131,224.7021
  01/01/2013    to  12/31/2013       22.011911        23.601650        118,448.7502
  01/01/2014    to  12/31/2014       23.601650        23.908601        100,937.9189
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.786410        14.206292        215,417.3746
  01/01/2006    to  12/31/2006       14.206292        19.168944        260,316.3947
  01/01/2007    to  12/31/2007       19.168944        15.975954        201,142.8970
  01/01/2008    to  12/31/2008       15.975954         9.137520        196,699.6767
  01/01/2009    to  12/31/2009        9.137520        12.073645        215,127.4600
  01/01/2010    to  12/31/2010       12.073645        13.747804        266,329.6356
  01/01/2011    to  12/31/2011       13.747804        12.729608        266,003.7854
  01/01/2012    to  12/31/2012       12.729608        15.726790        244,246.6283
  01/01/2013    to  12/31/2013       15.726790        15.969912        255,258.3020
  01/01/2014    to  12/31/2014       15.969912        17.739431        238,545.6194
============   ==== ==========       =========        =========      ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.033972         7.835087        801,346.7528
  01/01/2006    to  12/31/2006        7.835087         7.550591        773,869.2277
  01/01/2007    to  12/31/2007        7.550591         7.571829        616,259.5603
  01/01/2008    to  12/31/2008        7.571829         4.525416        457,602.8690
  01/01/2009    to  12/31/2009        4.525416         5.900867        465,553.7700
  01/01/2010    to  12/31/2010        5.900867         7.163541        442,385.9994
  01/01/2011    to  12/31/2011        7.163541         7.253635        628,240.2268
  01/01/2012    to  12/31/2012        7.253635         8.429276        556,634.4425
  01/01/2013    to  12/31/2013        8.429276        12.036283        618,131.6826
  01/01/2014    to  12/31/2014       12.036283        14.033965        731,528.6164
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      129.521035       132.713558          1,502.2984
  01/01/2011    to  12/31/2011      132.713558       120.335247          4,118.5333
  01/01/2012    to  12/31/2012      120.335247       144.568601          5,059.2491
  01/01/2013    to  12/31/2013      144.568601       182.589254          5,317.7233
  01/01/2014    to  04/25/2014      182.589254       189.802385              0.0000
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246184        10.615920            466.5593
  01/01/2006    to  12/31/2006       10.615920        11.096791        180,470.7371
  01/01/2007    to  12/31/2007       11.096791        10.238575        169,346.0937
  01/01/2008    to  12/31/2008       10.238575         4.556518        192,377.2395
  01/01/2009    to  12/31/2009        4.556518         6.165216        173,157.6300
  01/01/2010    to  12/31/2010        6.165216         6.489699        209,824.7001
  01/01/2011    to  04/29/2011        6.489699         6.888201              0.0000
============   ==== ==========      ==========       ==========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.927714        13.164574        402,970.0002
  01/01/2006    to  12/31/2006       13.164574        14.937015        489,471.4869
  01/01/2007    to  12/31/2007       14.937015        15.100556        473,677.1743
  01/01/2008    to  12/31/2008       15.100556         9.465811        337,728.8323
  01/01/2009    to  12/31/2009        9.465811        12.281690        304,500.3300
  01/01/2010    to  12/31/2010       12.281690        14.963407        307,205.6209
  01/01/2011    to  12/31/2011       14.963407        13.751431        310,774.3725
  01/01/2012    to  12/31/2012       13.751431        15.927672        292,433.3732
  01/01/2013    to  12/31/2013       15.927672        20.720268        274,147.8604
  01/01/2014    to  12/31/2014       20.720268        23.008283        266,958.4687
============   ==== ==========      ==========       ==========        ============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.724756        15.376806        1,087,275.5374
  01/01/2006    to  12/31/2006       15.376806        19.431318        1,043,637.3603
  01/01/2007    to  12/31/2007       19.431318        18.840873          907,076.4997
  01/01/2008    to  12/31/2008       18.840873        10.921961          731,737.5811
  01/01/2009    to  12/31/2009       10.921961        16.608788          655,127.1400
  01/01/2010    to  12/31/2010       16.608788        18.962797          689,471.3848
  01/01/2011    to  12/31/2011       18.962797        15.946001          680,095.0335
  01/01/2012    to  12/31/2012       15.946001        20.210702          634,012.1052
  01/01/2013    to  12/31/2013       20.210702        25.863792          597,320.1319
  01/01/2014    to  12/31/2014       25.863792        23.895680          571,487.5674
============   ==== ==========       =========        =========        ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010622         1.044035        6,041,207.6991
  01/01/2013    to  12/31/2013        1.044035         1.042928        4,571,806.7933
  01/01/2014    to  12/31/2014        1.042928         1.079867        3,848,729.3607
============   ==== ==========       =========        =========        ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998397        10.437309           75,041.1219
  01/01/2006    to  12/31/2006       10.437309        11.879528          162,375.7508
  01/01/2007    to  12/31/2007       11.879528        11.358566          188,011.0977
  01/01/2008    to  12/31/2008       11.358566         7.138352          211,027.5862
  01/01/2009    to  12/31/2009        7.138352         8.860663          226,756.6500
  01/01/2010    to  12/31/2010        8.860663         9.980379          247,515.9506
  01/01/2011    to  12/31/2011        9.980379         9.642864          298,308.1995
  01/01/2012    to  12/31/2012        9.642864        11.198746          257,812.0454
  01/01/2013    to  12/31/2013       11.198746        14.869131          273,962.9408
  01/01/2014    to  12/31/2014       14.869131        15.939898          286,461.1319
============   ==== ==========       =========        =========        ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.746532        15.587328           29,515.6016
  01/01/2009    to  12/31/2009       15.587328        19.342430           79,270.9800
  01/01/2010    to  12/31/2010       19.342430        23.811597           86,286.6608
  01/01/2011    to  12/31/2011       23.811597        22.489026           92,984.1668
  01/01/2012    to  12/31/2012       22.489026        25.293673           99,257.5765
  01/01/2013    to  12/31/2013       25.293673        32.322692           83,822.0847
  01/01/2014    to  12/31/2014       32.322692        34.755277           76,425.2509
============   ==== ==========       =========        =========        ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.962265        12.701673        636,692.7279
  01/01/2006    to  12/31/2006       12.701673        14.223758        540,579.1817
  01/01/2007    to  12/31/2007       14.223758        15.491799        458,633.8992
  01/01/2008    to  12/31/2008       15.491799         9.308000        391,034.7945
  01/01/2009    to  12/31/2009        9.308000        12.215411        364,116.2700
  01/01/2010    to  12/31/2010       12.215411        15.116340        321,247.1118
  01/01/2011    to  12/31/2011       15.116340        14.664720        293,672.5541
  01/01/2012    to  12/31/2012       14.664720        17.001734        269,456.4155
  01/01/2013    to  12/31/2013       17.001734        23.372353        269,442.9936
  01/01/2014    to  12/31/2014       23.372353        24.734239        222,519.7395
============   ==== ==========       =========        =========      ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.927466        10.356211        330,901.6149
  01/01/2014    to  12/31/2014       10.356211        10.673385        487,317.6635
============   ==== ==========       =========        =========      ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.037861         8.918564         91,240.2499
  01/01/2009    to  12/31/2009        8.918564         9.806590        273,564.6800
  01/01/2010    to  12/31/2010        9.806590        10.203969        330,575.7949
  01/01/2011    to  12/31/2011       10.203969        10.586761        385,106.3874
  01/01/2012    to  12/31/2012       10.586761        10.891608        390,579.9529
  01/01/2013    to  04/26/2013       10.891608        10.862933              0.0000
============   ==== ==========       =========        =========      ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012676         1.046073        268,794.8379
  01/01/2013    to  12/31/2013        1.046073         1.138585      1,313,599.5066
  01/01/2014    to  12/31/2014        1.138585         1.194489      2,813,064.2568
============   ==== ==========       =========        =========      ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988397        10.301369         90,814.9563
  01/01/2007    to  12/31/2007       10.301369        12.915102        240,625.9331
  01/01/2008    to  12/31/2008       12.915102         7.692637        210,831.9060
  01/01/2009    to  12/31/2009        7.692637        10.623452        216,286.5400
  01/01/2010    to  12/31/2010       10.623452        12.711856        261,038.0425
  01/01/2011    to  12/31/2011       12.711856        12.282006        267,508.6612
  01/01/2012    to  12/31/2012       12.282006        14.082838        243,594.2593
  01/01/2013    to  12/31/2013       14.082838        16.176496        195,353.9061
  01/01/2014    to  12/31/2014       16.176496        16.414140        177,994.9838
============   ==== ==========       =========        =========      ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.831840        16.754206        819,143.9991
  01/01/2006    to  12/31/2006       16.754206        17.934664        796,493.1520
  01/01/2007    to  12/31/2007       17.934664        18.738425        587,051.5056
  01/01/2008    to  12/31/2008       18.738425        14.957050        439,897.4681
  01/01/2009    to  12/31/2009       14.957050        20.062309        405,642.3800
  01/01/2010    to  12/31/2010       20.062309        22.226037        391,854.2541
  01/01/2011    to  12/31/2011       22.226037        22.769795        352,257.5726
  01/01/2012    to  12/31/2012       22.769795        25.218708        337,627.1542
  01/01/2013    to  12/31/2013       25.218708        26.705088        325,630.8023
  01/01/2014    to  12/31/2014       26.705088        27.454089        299,474.3112
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997329        10.184744         23,363.8539
  01/01/2011    to  12/31/2011       10.184744        10.189062         80,745.3079
  01/01/2012    to  12/31/2012       10.189062        10.723728         95,306.9879
  01/01/2013    to  12/31/2013       10.723728        10.920083        177,856.4214
  01/01/2014    to  12/31/2014       10.920083        10.788031        178,832.8729
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987330         9.730713         57,534.0613
  01/01/2012    to  12/31/2012        9.730713         9.961476         79,653.4623
  01/01/2013    to  12/31/2013        9.961476         9.882501        175,276.7588
  01/01/2014    to  12/31/2014        9.882501         9.794175        210,899.3209
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997863        10.857030          7,931.8000
  01/01/2010    to  12/31/2010       10.857030        12.089395         21,611.3671
  01/01/2011    to  12/31/2011       12.089395        11.817213         27,050.0398
  01/01/2012    to  12/31/2012       11.817213        13.243492         31,455.2623
  01/01/2013    to  12/31/2013       13.243492        13.122481         27,236.1020
  01/01/2014    to  12/31/2014       13.122481        13.015836         23,407.4077
============   ==== ==========       =========        =========        ============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.682226        11.564000        1,721,529.6577
  01/01/2006    to  12/31/2006       11.564000        12.889121        1,690,558.5676
  01/01/2007    to  12/31/2007       12.889121        13.003740        1,486,225.8267
  01/01/2008    to  12/31/2008       13.003740         7.547252        1,325,361.5424
  01/01/2009    to  12/31/2009        7.547252         9.817814        1,264,831.8700
  01/01/2010    to  12/31/2010        9.817814        11.217138        1,229,091.3805
  01/01/2011    to  12/31/2011       11.217138        10.365536        1,142,155.2539
  01/01/2012    to  12/31/2012       10.365536        11.866095          985,923.7131
  01/01/2013    to  12/31/2013       11.866095        15.070772          869,196.0086
  01/01/2014    to  12/31/2014       15.070772        15.531808          818,933.3071
============   ==== ==========       =========        =========        ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.945874        10.368971          674,571.1454
  01/01/2013    to  12/31/2013       10.368971        11.629162        1,326,031.4829
  01/01/2014    to  12/31/2014       11.629162        12.504948        1,314,361.2846
============   ==== ==========       =========        =========        ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.768432        11.218181           28,870.3124
  01/01/2014    to  12/31/2014       11.218181        12.020401           84,752.9090
============   ==== ==========       =========        =========        ==============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.112717        15.983358          971,312.1995
  01/01/2006    to  12/31/2006       15.983358        17.733811          876,037.8905
  01/01/2007    to  12/31/2007       17.733811        16.864090          704,498.0599
  01/01/2008    to  12/31/2008       16.864090        11.605429          560,127.9276
  01/01/2009    to  12/31/2009       11.605429        14.391738          545,261.8900
  01/01/2010    to  12/31/2010       14.391738        16.922341          551,658.1001
  01/01/2011    to  12/31/2011       16.922341        15.105017          537,279.5396
  01/01/2012    to  12/31/2012       15.105017        17.476104          480,929.8652
  01/01/2013    to  12/31/2013       17.476104        22.699826          443,866.1094
  01/01/2014    to  12/31/2014       22.699826        22.643308          397,261.6627
============   ==== ==========       =========        =========        ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988397        10.439878          70,951.3924
  01/01/2007    to  12/31/2007       10.439878        13.986146         220,519.0162
  01/01/2008    to  12/31/2008       13.986146         6.098843         207,424.5227
  01/01/2009    to  12/31/2009        6.098843        10.104896         279,051.0700
  01/01/2010    to  12/31/2010       10.104896        12.254278         498,551.0357
  01/01/2011    to  12/31/2011       12.254278         9.770137         504,752.3100
  01/01/2012    to  12/31/2012        9.770137        11.390879         443,949.9713
  01/01/2013    to  12/31/2013       11.390879        10.614449         429,036.5717
  01/01/2014    to  12/31/2014       10.614449         9.730617         439,643.8098
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.965198        12.520131         679,925.4793
  01/01/2006    to  12/31/2006       12.520131        15.540801         858,070.7481
  01/01/2007    to  12/31/2007       15.540801        17.264543         801,608.9169
  01/01/2008    to  12/31/2008       17.264543         9.757497         656,589.4780
  01/01/2009    to  12/31/2009        9.757497        12.589633         665,355.4200
  01/01/2010    to  12/31/2010       12.589633        13.754786         619,188.1863
  01/01/2011    to  12/31/2011       13.754786        12.044296         612,198.6971
  01/01/2012    to  12/31/2012       12.044296        13.783845         551,210.7799
  01/01/2013    to  12/31/2013       13.783845        16.120882         486,790.1753
  01/01/2014    to  12/31/2014       16.120882        14.710824         448,147.1069
============   ==== ==========       =========        =========       ==============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999733         1.031663               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.115098        11.052243       2,002,894.3668
  01/01/2006    to  12/31/2006       11.052243        10.881314       1,426,155.8638
  01/01/2007    to  12/31/2007       10.881314        11.822245         871,099.6046
  01/01/2008    to  12/31/2008       11.822245        10.794618         953,619.1946
  01/01/2009    to  12/31/2009       10.794618        12.496906       1,041,955.2900
  01/01/2010    to  12/31/2010       12.496906        13.206793       1,129,970.7117
  01/01/2011    to  12/31/2011       13.206793        14.395490       1,210,604.2463
  01/01/2012    to  12/31/2012       14.395490        15.405124       1,118,986.0246
  01/01/2013    to  12/31/2013       15.405124        13.706335       1,055,891.9905
  01/01/2014    to  12/31/2014       13.706335        13.830534         963,207.8928
============   ==== ==========       =========        =========       ==============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.848106        11.881093        1,220,372.1466
  01/01/2006    to  12/31/2006       11.881093        12.178696        1,294,910.4370
  01/01/2007    to  12/31/2007       12.178696        12.845665          959,956.6806
  01/01/2008    to  12/31/2008       12.845665        12.648587          939,052.9621
  01/01/2009    to  12/31/2009       12.648587        14.640758        1,483,864.8500
  01/01/2010    to  12/31/2010       14.640758        15.531222        2,149,754.7395
  01/01/2011    to  12/31/2011       15.531222        15.714895        2,295,007.1846
  01/01/2012    to  12/31/2012       15.714895        16.838529        2,285,932.5719
  01/01/2013    to  12/31/2013       16.838529        16.197052        2,145,523.2305
  01/01/2014    to  12/31/2014       16.197052        16.550123        1,654,825.5646
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.319591        15.048694            3,065.5300
  01/01/2010    to  12/31/2010       15.048694        17.109420            5,263.8678
  01/01/2011    to  12/31/2011       17.109420        15.962150           14,285.5477
  01/01/2012    to  12/31/2012       15.962150        17.276625           16,000.9901
  01/01/2013    to  12/31/2013       17.276625        22.485788           13,422.0703
  01/01/2014    to  12/31/2014       22.485788        24.462156           14,842.3848
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.702120        12.246981           60,718.3372
  01/01/2011    to  12/31/2011       12.246981        12.426349           78,624.3081
  01/01/2012    to  12/31/2012       12.426349        13.580985          108,026.6966
  01/01/2013    to  12/31/2013       13.580985        13.506630          121,797.2252
  01/01/2014    to  12/31/2014       13.506630        13.834275          147,446.5074
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.713021        10.838586          249,162.6096
  01/01/2013    to  12/31/2013       10.838586        10.148878          113,370.3208
  01/01/2014    to  12/31/2014       10.148878        10.705006          133,350.1990
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214562        10.711818            9,508.0192
  01/01/2014    to  12/31/2014       10.711818        11.412702           27,786.4919
============   ==== ==========       =========        =========        ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010654         1.064118          715,130.5976
  01/01/2013    to  12/31/2013        1.064118         1.149085        1,881,624.4447
  01/01/2014    to  12/31/2014        1.149085         1.214108        1,726,281.2753
============   ==== ==========       =========        =========        ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.262436         8.419070               0.0000
  01/01/2009    to  12/31/2009        8.419070        10.311303         461,845.2100
  01/01/2010    to  12/31/2010       10.311303        11.349916       1,626,318.4033
  01/01/2011    to  12/31/2011       11.349916        11.249304       1,638,674.4971
  01/01/2012    to  12/31/2012       11.249304        12.447953       1,793,104.8400
  01/01/2013    to  12/31/2013       12.447953        13.786215       1,751,980.8225
  01/01/2014    to  12/31/2014       13.786215        14.305752       1,565,218.6194
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.650252         7.718586           1,732.2504
  01/01/2009    to  12/31/2009        7.718586         9.772201         648,280.6700
  01/01/2010    to  12/31/2010        9.772201        10.940057         824,621.1318
  01/01/2011    to  12/31/2011       10.940057        10.500781         797,701.8665
  01/01/2012    to  12/31/2012       10.500781        11.844879         784,580.2073
  01/01/2013    to  12/31/2013       11.844879        13.715502         793,352.0073
  01/01/2014    to  12/31/2014       13.715502        14.174143         705,988.2684
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       46.897242        47.554144         416,874.6794
  01/01/2006    to  12/31/2006       47.554144        54.932958         361,260.9222
  01/01/2007    to  12/31/2007       54.932958        55.871106         280,740.8425
  01/01/2008    to  12/31/2008       55.871106        34.883018         257,505.5650
  01/01/2009    to  12/31/2009       34.883018        40.501421         241,971.2300
  01/01/2010    to  12/31/2010       40.501421        46.479634         226,799.8200
  01/01/2011    to  12/31/2011       46.479634        43.755758         209,631.0324
  01/01/2012    to  12/31/2012       43.755758        50.620493         187,902.6054
  01/01/2013    to  12/31/2013       50.620493        66.410645         171,373.2829
  01/01/2014    to  12/31/2014       66.410645        73.777620         163,311.4205
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        6.972583         7.838563       1,219,330.3547
  01/01/2006    to  12/31/2006        7.838563         8.161451       1,135,168.5802
  01/01/2007    to  12/31/2007        8.161451         9.414586         968,836.5776
  01/01/2008    to  12/31/2008        9.414586         5.562399         799,444.7377
  01/01/2009    to  12/31/2009        5.562399         7.935494         869,196.4400
  01/01/2010    to  12/31/2010        7.935494         9.936782         863,881.2115
  01/01/2011    to  12/31/2011        9.936782         9.584698         895,748.8130
  01/01/2012    to  12/31/2012        9.584698        10.684677         788,949.6902
  01/01/2013    to  12/31/2013       10.684677        14.311326         759,322.5495
  01/01/2014    to  12/31/2014       14.311326        15.827880         724,768.8484
============   ==== ==========       =========        =========       ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        8.906673         9.738019        380,194.0141
  01/01/2014    to  12/31/2014        9.738019         9.230659        366,737.0107
============   ==== ==========       =========        =========      ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.087858         6.032009         73,111.7434
  01/01/2009    to  12/31/2009        6.032009         8.433038        206,429.6600
  01/01/2010    to  12/31/2010        8.433038         8.840352        398,323.4019
  01/01/2011    to  12/31/2011        8.840352         7.431387        459,960.0083
  01/01/2012    to  12/31/2012        7.431387         8.558211        407,372.2121
  01/01/2013    to  04/26/2013        8.558211         8.860558              0.0000
============   ==== ==========       =========        =========      ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/01/2009    to  12/31/2009       13.597790        14.035364         11,671.9500
  01/01/2010    to  12/31/2010       14.035364        14.542133         61,682.5582
  01/01/2011    to  12/31/2011       14.542133        15.281843         84,181.8830
  01/01/2012    to  12/31/2012       15.281843        15.522125         93,770.4087
  01/01/2013    to  12/31/2013       15.522125        14.831089         99,841.7588
  01/01/2014    to  12/31/2014       14.831089        15.338804        140,927.3866
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.744446         9.811288        443,748.6965
  01/01/2006    to  12/31/2006        9.811288        10.060259        791,300.2447
  01/01/2007    to  12/31/2007       10.060259        10.339891      1,302,393.2734
  01/01/2008    to  12/31/2008       10.339891        10.403231      2,408,618.9263
  01/01/2009    to  12/31/2009       10.403231        10.228161      1,778,524.6800
  01/01/2010    to  12/31/2010       10.228161        10.030636      1,380,179.2006
  01/01/2011    to  12/31/2011       10.030636         9.837451      1,873,563.1243
  01/01/2012    to  12/31/2012        9.837451         9.646441      2,121,212.5334
  01/01/2013    to  12/31/2013        9.646441         9.460150      1,479,539.3886
  01/01/2014    to  12/31/2014        9.460150         9.277457      1,230,376.9862
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.749636         9.744900              0.0000
============   ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.295539        16.978719        126,621.4106
  01/01/2014    to  12/31/2014       16.978719        18.461769        117,413.6164
============   ==== ==========       =========        =========      ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.074086        12.094369        188,284.8034
  01/01/2006    to  12/31/2006       12.094369        12.581631        200,288.8434
  01/01/2007    to  12/31/2007       12.581631        15.316742        218,039.0371
  01/01/2008    to  12/31/2008       15.316742         7.765426        156,063.0113
  01/01/2009    to  12/31/2009        7.765426        11.207329        153,829.8300
  01/01/2010    to  12/31/2010       11.207329        13.976597        149,475.6678
  01/01/2011    to  12/31/2011       13.976597        12.683903        155,423.7876
  01/01/2012    to  12/31/2012       12.683903        13.186379        140,043.4880
  01/01/2013    to  04/26/2013       13.186379        14.203849              0.0000
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.326422        11.498576        832,690.2107
  01/01/2006    to  12/31/2006       11.498576        11.561718        730,029.0184
  01/01/2007    to  12/31/2007       11.561718        12.628450        563,793.7155
  01/01/2008    to  12/31/2008       12.628450         7.857833        464,548.2833
  01/01/2009    to  12/31/2009        7.857833        10.754899        606,263.3700
  01/01/2010    to  12/31/2010       10.754899        11.740621        661,059.1769
  01/01/2011    to  12/31/2011       11.740621        11.539887        616,038.6958
  01/01/2012    to  12/31/2012       11.539887        13.076365        945,535.0134
  01/01/2013    to  12/31/2013       13.076365        17.534432        863,679.6468
  01/01/2014    to  12/31/2014       17.534432        18.699312        693,492.4034
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563816         9.974677         47,744.1344
  01/01/2008    to  12/31/2008        9.974677         5.692132         95,490.8670
  01/01/2009    to  12/31/2009        5.692132         6.880133         95,769.4700
  01/01/2010    to  12/31/2010        6.880133         7.785384         72,092.9203
  01/01/2011    to  12/31/2011        7.785384         7.342156         75,358.1675
  01/01/2012    to  12/31/2012        7.342156         8.112065         71,574.0383
  01/01/2013    to  04/26/2013        8.112065         8.702527              0.0000
============   ==== ==========       =========        =========        ============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.188620         8.409532        1,627,471.3957
  01/01/2006    to  12/31/2006        8.409532         8.875691        1,363,129.7703
  01/01/2007    to  12/31/2007        8.875691         9.947020        1,215,573.8042
  01/01/2008    to  12/31/2008        9.947020         5.273087          960,164.5636
  01/01/2009    to  12/31/2009        5.273087         7.431246          847,021.1500
  01/01/2010    to  12/31/2010        7.431246         7.972627          739,884.4914
  01/01/2011    to  12/31/2011        7.972627         7.711030          643,288.4571
  01/01/2012    to  04/27/2012        7.711030         8.659366                0.0000
============   ==== ==========       =========        =========        ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.812774        15.937823          894,622.9234
  01/01/2006    to  12/31/2006       15.937823        17.533687          725,835.1689
  01/01/2007    to  12/31/2007       17.533687        15.976777          614,431.9837
  01/01/2008    to  12/31/2008       15.976777         8.439282          520,905.9817
  01/01/2009    to  12/31/2009        8.439282        11.685978          494,122.7500
  01/01/2010    to  12/31/2010       11.685978        13.152006          481,731.7165
  01/01/2011    to  12/31/2011       13.152006        13.735717          437,755.0056
  01/01/2012    to  12/31/2012       13.735717        15.029032          411,874.6476
  01/01/2013    to  12/31/2013       15.029032        20.119975          377,386.5856
  01/01/2014    to  12/31/2014       20.119975        20.061686          333,160.6496
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064089        10.126445            5,288.1194
  01/01/2009    to  12/31/2009       10.126445        14.173037           48,950.7700
  01/01/2010    to  12/31/2010       14.173037        17.039399           64,061.2893
  01/01/2011    to  12/31/2011       17.039399        13.994917          102,077.9934
  01/01/2012    to  12/31/2012       13.994917        16.180386           80,129.1659
  01/01/2013    to  12/31/2013       16.180386        20.247946           79,438.8824
  01/01/2014    to  12/31/2014       20.247946        18.527540           76,050.6664
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.335259        13.548918            2,708.4104
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.654448        13.984391        9,839,339.8676
============   ==== ==========       =========        =========        ==============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))
  01/01/2005    to  12/31/2005       10.102671        10.351978          689,704.7989
  01/01/2006    to  12/31/2006       10.351978        11.028330        1,121,121.0160
  01/01/2007    to  12/31/2007       11.028330        11.454372        2,071,353.0294
  01/01/2008    to  12/31/2008       11.454372         8.912878        4,112,216.7747
  01/01/2009    to  12/31/2009        8.912878        10.743120        4,398,317.5600
  01/01/2010    to  12/31/2010       10.743120        11.684387        5,419,629.1560
  01/01/2011    to  12/31/2011       11.684387        11.662678        5,926,220.4697
  01/01/2012    to  12/31/2012       11.662678        12.684198        5,678,239.2719
  01/01/2013    to  12/31/2013       12.684198        13.568692        4,283,688.3075
  01/01/2014    to  04/25/2014       13.568692        13.656637                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.222816        10.608723        5,396,106.7126
  01/01/2006    to  12/31/2006       10.608723        11.469001        6,983,003.2917
  01/01/2007    to  12/31/2007       11.469001        11.944416        7,253,979.7251
  01/01/2008    to  12/31/2008       11.944416         8.618348        7,042,279.5437
  01/01/2009    to  12/31/2009        8.618348        10.656747        7,395,306.8800
  01/01/2010    to  12/31/2010       10.656747        11.746928        7,246,171.0992
  01/01/2011    to  12/31/2011       11.746928        11.507100        7,183,513.1276
  01/01/2012    to  12/31/2012       11.507100        12.682311        6,707,074.9680
  01/01/2013    to  12/31/2013       12.682311        14.206742        6,422,839.0860
  01/01/2014    to  04/25/2014       14.206742        14.244938                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.539238        15.003394       12,879,076.6502
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.386382        10.911828       14,981,781.9718
  01/01/2006    to  12/31/2006       10.911828        11.983511       19,115,793.3886
  01/01/2007    to  12/31/2007       11.983511        12.324609       21,888,271.6961
  01/01/2008    to  12/31/2008       12.324609         8.226006       19,670,136.9213
  01/01/2009    to  12/31/2009        8.226006        10.353072       17,813,180.5700
  01/01/2010    to  12/31/2010       10.353072        11.532610       17,558,696.2502
  01/01/2011    to  12/31/2011       11.532610        11.117766       16,722,597.8314
  01/01/2012    to  12/31/2012       11.117766        12.420769       15,354,362.3968
  01/01/2013    to  12/31/2013       12.420769        14.546353       13,938,617.2351
  01/01/2014    to  04/25/2014       14.546353        14.541568                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.987667        15.555374       17,241,505.9160
============   ==== ==========       =========        =========       ===============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997863         7.007020          543,919.6732
  01/01/2009    to  12/31/2009        7.007020         8.833697          920,501.6200
  01/01/2010    to  12/31/2010        8.833697         9.533474          968,471.5035
  01/01/2011    to  12/31/2011        9.533474         9.185137        1,006,244.3855
  01/01/2012    to  12/31/2012        9.185137        10.459139          848,866.0659
  01/01/2013    to  04/26/2013       10.459139        11.240161                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.597177        11.341452       12,164,413.4298
  01/01/2006    to  12/31/2006       11.341452        12.635176       18,366,720.9889
  01/01/2007    to  12/31/2007       12.635176        12.972506       25,910,381.4507
  01/01/2008    to  12/31/2008       12.972506         7.903906       24,382,674.9310
  01/01/2009    to  12/31/2009        7.903906        10.084271       22,947,136.9500
  01/01/2010    to  12/31/2010       10.084271        11.421522       21,480,693.1120
  01/01/2011    to  12/31/2011       11.421522        10.767511       20,238,702.9542
  01/01/2012    to  12/31/2012       10.767511        12.218361       18,463,229.0297
  01/01/2013    to  12/31/2013       12.218361        15.087673       18,089,146.0577
  01/01/2014    to  04/25/2014       15.087673        15.000680                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.554900        13.108887            5,084.5400
  01/01/2010    to  12/31/2010       13.108887        16.187965           23,161.8946
  01/01/2011    to  12/31/2011       16.187965        15.520424           38,543.1033
  01/01/2012    to  12/31/2012       15.520424        17.847034           40,594.3668
  01/01/2013    to  12/31/2013       17.847034        23.235109           48,770.4602
  01/01/2014    to  12/31/2014       23.235109        24.885561           62,308.9942
============   ==== ==========       =========        =========       ===============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.166699        11.430888          481,939.2809
  01/01/2006    to  12/31/2006       11.430888        12.913228          508,799.7094
  01/01/2007    to  12/31/2007       12.913228        13.292451          507,811.4598
  01/01/2008    to  12/31/2008       13.292451         8.178048          464,909.9383
  01/01/2009    to  12/31/2009        8.178048        10.098983          510,154.3100
  01/01/2010    to  12/31/2010       10.098983        11.339221          541,883.2528
  01/01/2011    to  12/31/2011       11.339221        11.302549          520,759.4373
  01/01/2012    to  12/31/2012       11.302549        12.793188          499,981.3681
  01/01/2013    to  12/31/2013       12.793188        16.523216          488,528.5151
  01/01/2014    to  12/31/2014       16.523216        18.326695          520,691.9284
============   ==== ==========       =========        =========       ===============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.421282        20.280447        559,724.3349
  01/01/2014    to  12/31/2014       20.280447        21.989471        397,625.5633
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997863         6.575143         27,813.3408
  01/01/2009    to  12/31/2009        6.575143         8.052755        955,074.8000
  01/01/2010    to  12/31/2010        8.052755         8.767870      1,116,214.9137
  01/01/2011    to  12/31/2011        8.767870         8.551865      1,160,376.4266
  01/01/2012    to  12/31/2012        8.551865         9.552891      1,024,233.5245
  01/01/2013    to  04/26/2013        9.552891        10.446064              0.0000
============   ==== ==========       =========        =========      ==============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.710683        11.184363          4,230.8000
  01/01/2010    to  12/31/2010       11.184363        11.820151         41,770.6286
  01/01/2011    to  12/31/2011       11.820151        10.125498         48,280.0468
  01/01/2012    to  12/31/2012       10.125498        11.710239         47,606.7732
  01/01/2013    to  12/31/2013       11.710239        13.946021         53,054.1076
  01/01/2014    to  12/31/2014       13.946021        12.810855         69,518.5456
============   ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.704970        23.271979        165,801.8495
  01/01/2014    to  12/31/2014       23.271979        22.753952        172,755.9547
============   ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.327972        14.124717        345,795.0984
  01/01/2006    to  12/31/2006       14.124717        15.885596        293,676.2432
  01/01/2007    to  12/31/2007       15.885596        15.154954        255,865.3074
  01/01/2008    to  12/31/2008       15.154954         9.169250        252,029.3262
  01/01/2009    to  12/31/2009        9.169250        12.297858        249,227.7500
  01/01/2010    to  12/31/2010       12.297858        14.817473        247,395.5172
  01/01/2011    to  12/31/2011       14.817473        13.765157        257,269.5371
  01/01/2012    to  12/31/2012       13.765157        14.211408        237,844.2836
  01/01/2013    to  04/26/2013       14.211408        15.382164              0.0000
============   ==== ==========       =========        =========      ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.797769        13.242265          9,134.4000
  01/01/2010    to  12/31/2010       13.242265        16.434193         27,741.0131
  01/01/2011    to  12/31/2011       16.434193        15.419887         42,290.0866
  01/01/2012    to  12/31/2012       15.419887        17.531671         37,828.4839
  01/01/2013    to  12/31/2013       17.531671        23.747538         53,487.8694
  01/01/2014    to  12/31/2014       23.747538        24.390502         59,451.9536
============   ==== ==========       =========        =========      ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.688949         8.414769        276,940.1258
  01/01/2014    to  12/31/2014        8.414769         8.980610        339,326.8364
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.253011         4.630596        459,646.9496
  01/01/2006    to  12/31/2006        4.630596         4.784208        394,199.0746
  01/01/2007    to  12/31/2007        4.784208         6.170276        357,866.0791
  01/01/2008    to  12/31/2008        6.170276         3.361013        280,986.0696
  01/01/2009    to  12/31/2009        3.361013         5.240020        306,202.5400
  01/01/2010    to  12/31/2010        5.240020         6.561892        379,518.1706
  01/01/2011    to  12/31/2011        6.561892         5.798617        407,786.9118
  01/01/2012    to  12/31/2012        5.798617         6.375121        319,676.8401
  01/01/2013    to  04/26/2013        6.375121         6.654953              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.594916        14.692216         10,791.9700
  01/01/2010    to  12/31/2010       14.692216        18.590756         45,029.1746
  01/01/2011    to  12/31/2011       18.590756        15.192146         66,648.8173
  01/01/2012    to  12/31/2012       15.192146        15.281305         73,156.4439
  01/01/2013    to  12/31/2013       15.281305        16.597945         65,769.9466
  01/01/2014    to  12/31/2014       16.597945        13.213211         65,949.5536
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.915392        14.845874         26,831.1712
  01/01/2006    to  12/31/2006       14.845874        15.129948         45,998.0694
  01/01/2007    to  12/31/2007       15.129948        15.434629         49,072.2215
  01/01/2008    to  12/31/2008       15.434629        15.055223         63,960.9033
  01/01/2009    to  12/31/2009       15.055223        15.366947        161,865.9900
  01/01/2010    to  12/31/2010       15.366947        15.897958        203,766.2323
  01/01/2011    to  12/31/2011       15.897958        16.412787        160,916.6832
  01/01/2012    to  12/31/2012       16.412787        16.584684        144,073.2015
  01/01/2013    to  12/31/2013       16.584684        16.117171        117,851.8826
  01/01/2014    to  12/31/2014       16.117171        16.209000         97,919.8265
============   ==== ==========       =========        =========        ============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.675597        12.611440        1,837,100.2586
  01/01/2006    to  12/31/2006       12.611440        14.150347        1,778,320.1197
  01/01/2007    to  12/31/2007       14.150347        14.490582        1,448,263.7609
  01/01/2008    to  12/31/2008       14.490582         8.602823        1,192,591.0843
  01/01/2009    to  12/31/2009        8.602823        11.121899        1,227,941.7700
  01/01/2010    to  12/31/2010       11.121899        12.196133        1,294,700.0593
  01/01/2011    to  12/31/2011       12.196133        11.461201        1,226,104.7499
  01/01/2012    to  12/31/2012       11.461201        12.666252        1,100,194.1416
  01/01/2013    to  12/31/2013       12.666252        16.586560          970,277.2572
  01/01/2014    to  12/31/2014       16.586560        17.965521          835,081.2406
============   ==== ==========       =========        =========        ==============

SERIES L - 4 YEAR





                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.152523        10.453468       49,204.1317
  01/01/2013    to  12/31/2013       10.453468        11.382887       50,012.5652
  01/01/2014    to  12/31/2014       11.382887        11.971383       56,153.9679
============   ==== ==========       =========        =========      ============
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996761         1.035750            0.0000
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007753         6.980314      133,811.4209
  01/01/2009    to  12/31/2009        6.980314         8.844211      293,165.8800
  01/01/2010    to  12/31/2010        8.844211         9.718562      628,454.2513
  01/01/2011    to  12/31/2011        9.718562         9.319201      661,735.7080
  01/01/2012    to  12/31/2012        9.319201        10.364233      670,620.3430
  01/01/2013    to  12/31/2013       10.364233        12.035729      637,528.1756
  01/01/2014    to  12/31/2014       12.035729        12.504793      568,809.6926
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997754         6.331349      280,865.7053
  01/01/2009    to  12/31/2009        6.331349         8.314334      584,176.2000
  01/01/2010    to  12/31/2010        8.314334         9.244030      457,473.0953
  01/01/2011    to  12/31/2011        9.244030         8.628175      453,732.0376
  01/01/2012    to  12/31/2012        8.628175         9.817988      420,099.1125
  01/01/2013    to  12/31/2013        9.817988        12.033942      385,341.9748
  01/01/2014    to  12/31/2014       12.033942        12.542849      315,836.0880
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987754         5.733881       28,135.0232
  01/01/2009    to  12/31/2009        5.733881         7.802145       56,450.9000
  01/01/2010    to  12/31/2010        7.802145         9.044777       67,612.6967
  01/01/2011    to  12/31/2011        9.044777         8.453840       68,767.7116
  01/01/2012    to  12/31/2012        8.453840         9.723437       56,762.1755
  01/01/2013    to  12/31/2013        9.723437        12.363621       45,555.9777
  01/01/2014    to  12/31/2014       12.363621        13.104005       31,245.4330
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017752         7.651043        134,477.6004
  01/01/2009    to  12/31/2009        7.651043         9.249565        326,695.1800
  01/01/2010    to  12/31/2010        9.249565         9.959711        407,093.2315
  01/01/2011    to  12/31/2011        9.959711         9.776712        400,461.9502
  01/01/2012    to  12/31/2012        9.776712        10.615421        390,806.0138
  01/01/2013    to  12/31/2013       10.615421        11.806193        325,162.5726
  01/01/2014    to  12/31/2014       11.806193        12.271564        288,830.1861
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.078638        11.433469         79,249.2244
  01/01/2013    to  12/31/2013       11.433469        10.821573         72,129.0988
  01/01/2014    to  12/31/2014       10.821573        11.025808         62,933.1490
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.909069        10.185425        203,652.4795
  01/01/2013    to  12/31/2013       10.185425        11.007432        160,286.5219
  01/01/2014    to  12/31/2014       11.007432        11.422048        149,700.5679
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.585381        11.607839            423.9366
  01/01/2009    to  12/31/2009       11.607839        16.677546         20,973.7700
  01/01/2010    to  12/31/2010       16.677546        18.916374         30,654.6355
  01/01/2011    to  12/31/2011       18.916374        18.967888         28,470.5814
  01/01/2012    to  12/31/2012       18.967888        21.655009         31,439.3772
  01/01/2013    to  12/31/2013       21.655009        23.195767         31,592.8432
  01/01/2014    to  12/31/2014       23.195767        23.473952         30,348.6678
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       12.777839        14.182623         86,646.7443
  01/01/2006    to  12/31/2006       14.182623        19.117954        121,441.4993
  01/01/2007    to  12/31/2007       19.117954        15.917430        147,927.0516
  01/01/2008    to  12/31/2008       15.917430         9.094890        166,867.5082
  01/01/2009    to  12/31/2009        9.094890        12.005300        165,292.7600
  01/01/2010    to  12/31/2010       12.005300        13.656337        165,430.1333
  01/01/2011    to  12/31/2011       13.656337        12.632295        147,876.1674
  01/01/2012    to  12/31/2012       12.632295        15.590890        142,530.6088
  01/01/2013    to  12/31/2013       15.590890        15.816081        135,570.0984
  01/01/2014    to  12/31/2014       15.816081        17.550999        119,153.7960
============   ==== ==========       =========        =========        ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        7.003478         7.793346        443,459.6095
  01/01/2006    to  12/31/2006        7.793346         7.502875        369,270.5981
  01/01/2007    to  12/31/2007        7.502875         7.516415        317,385.7729
  01/01/2008    to  12/31/2008        7.516415         4.487781        284,156.5308
  01/01/2009    to  12/31/2009        4.487781         5.845942        247,144.7800
  01/01/2010    to  12/31/2010        5.845942         7.089778        229,612.6657
  01/01/2011    to  12/31/2011        7.089778         7.171781        298,989.5991
  01/01/2012    to  12/31/2012        7.171781         8.325782        383,558.6369
  01/01/2013    to  12/31/2013        8.325782        11.876631        401,922.5649
  01/01/2014    to  12/31/2014       11.876631        13.833976        460,798.3933
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  05/03/2010    to  12/31/2010      125.926993       128.945415            142.3018
  01/01/2011    to  12/31/2011      128.945415       116.801881            320.2085
  01/01/2012    to  12/31/2012      116.801881       140.182768            630.0553
  01/01/2013    to  12/31/2013      140.182768       176.873069          2,887.1044
  01/01/2014    to  04/25/2014      176.873069       183.802482              0.0000
============   ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245988        10.614176         24,236.9302
  01/01/2006    to  12/31/2006       10.614176        11.083909        105,921.4343
  01/01/2007    to  12/31/2007       11.083909        10.216408        162,559.7513
  01/01/2008    to  12/31/2008       10.216408         4.542073        188,844.3348
  01/01/2009    to  12/31/2009        4.542073         6.139525        190,035.6200
  01/01/2010    to  12/31/2010        6.139525         6.456202        172,427.6925
  01/01/2011    to  04/29/2011        6.456202         6.850412              0.0000
============   ==== ==========      ==========       ==========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.919714        13.142639         80,986.6847
  01/01/2006    to  12/31/2006       13.142639        14.897265         84,389.0735
  01/01/2007    to  12/31/2007       14.897265        15.045233         64,927.7816
  01/01/2008    to  12/31/2008       15.045233         9.421654         54,308.6681
  01/01/2009    to  12/31/2009        9.421654        12.212179         44,268.9300
  01/01/2010    to  12/31/2010       12.212179        14.863866         40,529.2706
  01/01/2011    to  12/31/2011       14.863866        13.646317         47,348.8886
  01/01/2012    to  12/31/2012       13.646317        15.790043         42,200.5266
  01/01/2013    to  12/31/2013       15.790043        20.520707         38,504.8868
  01/01/2014    to  12/31/2014       20.520707        22.763908         33,489.9457
============   ==== ==========      ==========       ==========        ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       13.680486        15.311936        278,844.7095
  01/01/2006    to  12/31/2006       15.311936        19.330066        257,615.6710
  01/01/2007    to  12/31/2007       19.330066        18.723852        261,850.6855
  01/01/2008    to  12/31/2008       18.723852        10.843216        176,082.3889
  01/01/2009    to  12/31/2009       10.843216        16.472555        131,759.9600
  01/01/2010    to  12/31/2010       16.472555        18.788477        132,552.9929
  01/01/2011    to  12/31/2011       18.788477        15.783629        119,878.0965
  01/01/2012    to  12/31/2012       15.783629        19.984811        100,571.6559
  01/01/2013    to  12/31/2013       19.984811        25.549173         82,451.0475
  01/01/2014    to  12/31/2014       25.549173        23.581396         80,204.0072
============   ==== ==========       =========        =========        ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010605         1.043317        469,740.7183
  01/01/2013    to  12/31/2013        1.043317         1.041170        471,639.1879
  01/01/2014    to  12/31/2014        1.041170         1.076969        501,701.5887
============   ==== ==========       =========        =========        ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998315        10.430310         20,174.2044
  01/01/2006    to  12/31/2006       10.430310        11.859735         66,675.2605
  01/01/2007    to  12/31/2007       11.859735        11.328245        119,708.7443
  01/01/2008    to  12/31/2008       11.328245         7.112139        120,859.4214
  01/01/2009    to  12/31/2009        7.112139         8.819300        115,988.9400
  01/01/2010    to  12/31/2010        8.819300         9.923869        106,626.4975
  01/01/2011    to  12/31/2011        9.923869         9.578696         91,593.0682
  01/01/2012    to  12/31/2012        9.578696        11.113050         74,486.4175
  01/01/2013    to  12/31/2013       11.113050        14.740609         80,400.3634
  01/01/2014    to  12/31/2014       14.740609        15.786323         70,457.2860
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.494010        15.411100         53,037.3276
  01/01/2009    to  12/31/2009       15.411100        19.104625         62,160.3200
  01/01/2010    to  12/31/2010       19.104625        23.495365         61,414.4549
  01/01/2011    to  12/31/2011       23.495365        22.168211         56,461.7055
  01/01/2012    to  12/31/2012       22.168211        24.907796         49,064.8545
  01/01/2013    to  12/31/2013       24.907796        31.797783         52,217.8321
  01/01/2014    to  12/31/2014       31.797783        34.156685         45,705.9205
============   ==== ==========       =========        =========        ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.923685        12.648094        265,468.9951
  01/01/2006    to  12/31/2006       12.648094        14.149636        213,842.9712
  01/01/2007    to  12/31/2007       14.149636        15.395578        174,168.1777
  01/01/2008    to  12/31/2008       15.395578         9.240888        154,109.7312
  01/01/2009    to  12/31/2009        9.240888        12.115212        131,706.8000
  01/01/2010    to  12/31/2010       12.115212        14.977377        120,016.3817
  01/01/2011    to  12/31/2011       14.977377        14.515408         90,768.6290
  01/01/2012    to  12/31/2012       14.515408        16.811721         77,025.0784
  01/01/2013    to  12/31/2013       16.811721        23.088062         70,618.8789
  01/01/2014    to  12/31/2014       23.088062        24.408953         60,988.1908
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.872790        10.297447         26,293.5418
  01/01/2014    to  12/31/2014       10.297447        10.602214         24,555.2498
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.037751         8.912431         15,065.3900
  01/01/2009    to  12/31/2009        8.912431         9.790053         50,753.9900
  01/01/2010    to  12/31/2010        9.790053        10.176582         50,270.5538
  01/01/2011    to  12/31/2011       10.176582        10.547825         41,205.2332
  01/01/2012    to  12/31/2012       10.547825        10.840645         44,456.3297
  01/01/2013    to  04/26/2013       10.840645        10.811986              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012660         1.045354         72,967.5013
  01/01/2013    to  12/31/2013        1.045354         1.136665        231,475.0893
  01/01/2014    to  12/31/2014        1.136665         1.191283        241,395.0541
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315        10.294456          4,950.2688
  01/01/2007    to  12/31/2007       10.294456        12.893478         57,553.2816
  01/01/2008    to  12/31/2008       12.893478         7.672041         74,325.1032
  01/01/2009    to  12/31/2009        7.672041        10.584426         69,608.6900
  01/01/2010    to  12/31/2010       10.584426        12.652514         98,756.8241
  01/01/2011    to  12/31/2011       12.652514        12.212475         54,322.7095
  01/01/2012    to  12/31/2012       12.212475        13.989045         50,151.2133
  01/01/2013    to  12/31/2013       13.989045        16.052704         50,983.3385
  01/01/2014    to  12/31/2014       16.052704        16.272245         42,292.4317
============   ==== ==========       =========        =========        ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       16.759052        16.665125        434,170.7009
  01/01/2006    to  12/31/2006       16.665125        17.821527        338,175.6700
  01/01/2007    to  12/31/2007       17.821527        18.601507        254,169.2040
  01/01/2008    to  12/31/2008       18.601507        14.832868        191,345.2734
  01/01/2009    to  12/31/2009       14.832868        19.875873        187,362.6200
  01/01/2010    to  12/31/2010       19.875873        21.997497        162,633.4898
  01/01/2011    to  12/31/2011       21.997497        22.513197        145,886.7578
  01/01/2012    to  12/31/2012       22.513197        24.909463        122,897.1377
  01/01/2013    to  12/31/2013       24.909463        26.351252        103,706.0928
  01/01/2014    to  12/31/2014       26.351252        27.063253         90,364.7534
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997192        10.177855         16,975.5839
  01/01/2011    to  12/31/2011       10.177855        10.172019         25,865.4921
  01/01/2012    to  12/31/2012       10.172019        10.695033         28,709.5450
  01/01/2013    to  12/31/2013       10.695033        10.879977         34,810.2390
  01/01/2014    to  12/31/2014       10.879977        10.737665         30,744.7280
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987193         9.724128          2,423.7345
  01/01/2012    to  12/31/2012        9.724128         9.944730            767.3397
  01/01/2013    to  12/31/2013        9.944730         9.856026         41,321.1192
  01/01/2014    to  12/31/2014        9.856026         9.758172         41,009.4398
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997754        10.849747             77.5700
  01/01/2010    to  12/31/2010       10.849747        12.069219            293.5025
  01/01/2011    to  12/31/2011       12.069219        11.785726          1,790.2889
  01/01/2012    to  12/31/2012       11.785726        13.194934          1,904.8856
  01/01/2013    to  12/31/2013       13.194934        13.061296          2,094.8502
  01/01/2014    to  12/31/2014       13.061296        12.942194          1,776.2667
============   ==== ==========       =========        =========        ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.680531        11.550645        559,103.1454
  01/01/2006    to  12/31/2006       11.550645        12.861402        560,429.2012
  01/01/2007    to  12/31/2007       12.861402        12.962731        292,642.2947
  01/01/2008    to  12/31/2008       12.962731         7.515886        338,223.2931
  01/01/2009    to  12/31/2009        7.515886         9.767237        268,219.6100
  01/01/2010    to  12/31/2010        9.767237        11.148208        253,750.6072
  01/01/2011    to  12/31/2011       11.148208        10.291557        321,671.0844
  01/01/2012    to  12/31/2012       10.291557        11.769572        301,302.3403
  01/01/2013    to  12/31/2013       11.769572        14.933248        292,961.6994
  01/01/2014    to  12/31/2014       14.933248        15.374689        280,946.2480
============   ==== ==========       =========        =========        ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.935849        10.351571         90,708.5136
  01/01/2013    to  12/31/2013       10.351571        11.598045        141,717.1027
  01/01/2014    to  12/31/2014       11.598045        12.459022        155,059.7192
============   ==== ==========       =========        =========        ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.076318         1.120516              0.0000
  01/01/2014    to  12/31/2014        1.120516         1.199445              0.0000
============   ==== ==========       =========        =========        ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       14.075075        15.924850        356,107.2832
  01/01/2006    to  12/31/2006       15.924850        17.651281        278,209.8687
  01/01/2007    to  12/31/2007       17.651281        16.768726        247,135.6746
  01/01/2008    to  12/31/2008       16.768726        11.528208        195,931.4458
  01/01/2009    to  12/31/2009       11.528208        14.281682        178,668.2500
  01/01/2010    to  12/31/2010       14.281682        16.776165        171,539.0967
  01/01/2011    to  12/31/2011       16.776165        14.959592        143,116.9369
  01/01/2012    to  12/31/2012       14.959592        17.290465        126,556.9884
  01/01/2013    to  12/31/2013       17.290465        22.436265        118,700.1566
  01/01/2014    to  12/31/2014       22.436265        22.358025         96,393.3750
============   ==== ==========       =========        =========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315        10.432867        7,107.5222
  01/01/2007    to  12/31/2007       10.432867        13.962722       72,926.9122
  01/01/2008    to  12/31/2008       13.962722         6.082499      254,692.9255
  01/01/2009    to  12/31/2009        6.082499        10.067748      226,405.4400
  01/01/2010    to  12/31/2010       10.067748        12.197046      216,641.6037
  01/01/2011    to  12/31/2011       12.197046         9.714793      207,977.2850
  01/01/2012    to  12/31/2012        9.714793        11.314976      192,057.3743
  01/01/2013    to  12/31/2013       11.314976        10.533176      192,658.9658
  01/01/2014    to  12/31/2014       10.533176         9.646451      190,727.1245
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.917708        12.453487      326,612.1605
  01/01/2006    to  12/31/2006       12.453487        15.442674      349,136.4641
  01/01/2007    to  12/31/2007       15.442674        17.138290      422,776.4752
  01/01/2008    to  12/31/2008       17.138290         9.676406      414,107.8907
  01/01/2009    to  12/31/2009        9.676406        12.472521      375,609.3900
  01/01/2010    to  12/31/2010       12.472521        13.613233      355,351.7856
  01/01/2011    to  12/31/2011       13.613233        11.908439      319,762.4699
  01/01/2012    to  12/31/2012       11.908439        13.614676      290,174.3962
  01/01/2013    to  12/31/2013       13.614676        15.907121      247,916.3210
  01/01/2014    to  12/31/2014       15.907121        14.501241      232,849.2120
============   ==== ==========       =========        =========      ============
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999719         1.030951            0.0000
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.096537        11.022786      377,386.3163
  01/01/2006    to  12/31/2006       11.022786        10.841492      307,553.7396
  01/01/2007    to  12/31/2007       10.841492        11.767146      453,759.8332
  01/01/2008    to  12/31/2008       11.767146        10.733536      360,202.9360
  01/01/2009    to  12/31/2009       10.733536        12.413779      356,915.9500
  01/01/2010    to  12/31/2010       12.413779        13.105833      366,618.3037
  01/01/2011    to  12/31/2011       13.105833        14.271210      334,233.8694
  01/01/2012    to  12/31/2012       14.271210        15.256784      314,557.2290
  01/01/2013    to  12/31/2013       15.256784        13.560777      282,266.8627
  01/01/2014    to  12/31/2014       13.560777        13.669977      263,234.5578
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.796756        11.817806        913,535.7194
  01/01/2006    to  12/31/2006       11.817806        12.101748      1,030,788.4572
  01/01/2007    to  12/31/2007       12.101748        12.751678      1,225,143.0195
  01/01/2008    to  12/31/2008       12.751678        12.543460      1,085,536.0072
  01/01/2009    to  12/31/2009       12.543460        14.504569      1,050,456.3900
  01/01/2010    to  12/31/2010       14.504569        15.371376      1,053,907.5460
  01/01/2011    to  12/31/2011       15.371376        15.537655        929,214.3910
  01/01/2012    to  12/31/2012       15.537655        16.631888        835,859.7866
  01/01/2013    to  12/31/2013       16.631888        15.982289        757,023.8462
  01/01/2014    to  12/31/2014       15.982289        16.314355        652,771.7255
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.133060        14.811077              0.0000
  01/01/2010    to  12/31/2010       14.811077        16.822447            196.1260
  01/01/2011    to  12/31/2011       16.822447        15.678760              0.0000
  01/01/2012    to  12/31/2012       15.678760        16.952845              0.0000
  01/01/2013    to  12/31/2013       16.952845        22.042344              0.0000
  01/01/2014    to  12/31/2014       22.042344        23.955768              0.0000
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.680923        12.216698         27,487.8123
  01/01/2011    to  12/31/2011       12.216698        12.383266         35,064.1362
  01/01/2012    to  12/31/2012       12.383266        13.520302         38,700.1665
  01/01/2013    to  12/31/2013       13.520302        13.432837         35,936.1431
  01/01/2014    to  12/31/2014       13.432837        13.744940         36,202.9927
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.702228        10.820402         31,942.1422
  01/01/2013    to  12/31/2013       10.820402        10.121720         16,147.1030
  01/01/2014    to  12/31/2014       10.121720        10.665690         16,158.6035
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214283        10.704310          6,290.9035
  01/01/2014    to  12/31/2014       10.704310        11.393303          8,705.3027
============   ==== ==========       =========        =========      ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010638         1.063387        154,345.0612
  01/01/2013    to  12/31/2013        1.063387         1.147148        387,062.5880
  01/01/2014    to  12/31/2014        1.147148         1.210849        374,657.6743
============   ==== ==========       =========        =========      ==============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.236724         8.391697        9,190.8464
  01/01/2009    to  12/31/2009        8.391697        10.267504       49,654.8900
  01/01/2010    to  12/31/2010       10.267504        11.290419       97,604.4670
  01/01/2011    to  12/31/2011       11.290419        11.179172      148,432.7906
  01/01/2012    to  12/31/2012       11.179172        12.357921      130,213.6160
  01/01/2013    to  12/31/2013       12.357921        13.672826      123,374.8637
  01/01/2014    to  12/31/2014       13.672826        14.173906      123,641.9409
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.626441         7.693486        7,616.8199
  01/01/2009    to  12/31/2009        7.693486         9.730686       35,095.6600
  01/01/2010    to  12/31/2010        9.730686        10.882702       47,005.1181
  01/01/2011    to  12/31/2011       10.882702        10.435307       58,392.3092
  01/01/2012    to  12/31/2012       10.435307        11.759200       59,304.3696
  01/01/2013    to  12/31/2013       11.759200        13.602685       56,714.2850
  01/01/2014    to  12/31/2014       13.602685        14.043501       50,296.3004
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       46.695155        47.302031      275,629.5718
  01/01/2006    to  12/31/2006       47.302031        54.587274      249,601.0989
  01/01/2007    to  12/31/2007       54.587274        55.463710      227,997.5920
  01/01/2008    to  12/31/2008       55.463710        34.593831      192,108.4190
  01/01/2009    to  12/31/2009       34.593831        40.125478      173,984.7400
  01/01/2010    to  12/31/2010       40.125478        46.002212      158,943.6177
  01/01/2011    to  12/31/2011       46.002212        43.263096      136,858.1882
  01/01/2012    to  12/31/2012       43.263096        50.000256      114,977.9214
  01/01/2013    to  12/31/2013       50.000256        65.531408      103,876.7599
  01/01/2014    to  12/31/2014       65.531408        72.728080       92,191.0032
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005        6.942358         7.796808      678,220.8621
  01/01/2006    to  12/31/2006        7.796808         8.109881      541,003.5879
  01/01/2007    to  12/31/2007        8.109881         9.345696      487,502.1964
  01/01/2008    to  12/31/2008        9.345696         5.516147      405,570.9609
  01/01/2009    to  12/31/2009        5.516147         7.861642      400,716.2900
  01/01/2010    to  12/31/2010        7.861642         9.834477      360,017.9991
  01/01/2011    to  12/31/2011        9.834477         9.476551      269,065.5112
  01/01/2012    to  12/31/2012        9.476551        10.553502      246,687.1344
  01/01/2013    to  12/31/2013       10.553502        14.121510      220,644.8417
  01/01/2014    to  12/31/2014       14.121510        15.602339      194,176.7527
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        8.862078         9.682738       51,926.1006
  01/01/2014    to  12/31/2014        9.682738         9.169078       39,493.6243
============   ==== ==========       =========        =========      ============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.087748         6.027848       15,359.3393
  01/01/2009    to  12/31/2009        6.027848         8.418799       24,020.1700
  01/01/2010    to  12/31/2010        8.418799         8.816613       50,710.3359
  01/01/2011    to  12/31/2011        8.816613         7.404028       57,127.2933
  01/01/2012    to  12/31/2012        7.404028         8.518139       51,999.3169
  01/01/2013    to  04/26/2013        8.518139         8.816266            0.0000
============   ==== ==========       =========        =========      ============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/01/2009    to  12/31/2009       13.456001        13.879731       14,274.6600
  01/01/2010    to  12/31/2010       13.879731        14.366508       37,463.6726
  01/01/2011    to  12/31/2011       14.366508        15.082240       31,465.5112
  01/01/2012    to  12/31/2012       15.082240        15.303989       31,169.5661
  01/01/2013    to  12/31/2013       15.303989        14.608044       23,241.0459
  01/01/2014    to  12/31/2014       14.608044        15.093023       29,087.6758
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.699012         9.759072      491,186.1554
  01/01/2006    to  12/31/2006        9.759072         9.996747      550,092.3715
  01/01/2007    to  12/31/2007        9.996747        10.264293      659,360.6274
  01/01/2008    to  12/31/2008       10.264293        10.316818      990,038.0256
  01/01/2009    to  12/31/2009       10.316818        10.133063      753,170.9600
  01/01/2010    to  12/31/2010       10.133063         9.927440      535,255.7620
  01/01/2011    to  12/31/2011        9.927440         9.726536      539,447.8056
  01/01/2012    to  12/31/2012        9.726536         9.528091      444,875.3935
  01/01/2013    to  12/31/2013        9.528091         9.334745      389,883.9351
  01/01/2014    to  12/31/2014        9.334745         9.145322      441,438.4851
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2005    to  04/30/2005        9.707423         9.699543            0.0000
============   ==== ==========       =========        =========      ============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.167357        16.815150       19,691.0826
  01/01/2014    to  12/31/2014       16.815150        18.265634       18,876.9221
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       11.066653        12.074209       38,396.1621
  01/01/2006    to  12/31/2006       12.074209        12.548130       32,128.4084
  01/01/2007    to  12/31/2007       12.548130        15.260611       30,888.8496
  01/01/2008    to  12/31/2008       15.260611         7.729185       30,642.1785
  01/01/2009    to  12/31/2009        7.729185        11.143877       25,820.7600
  01/01/2010    to  12/31/2010       11.143877        13.883593       25,875.2153
  01/01/2011    to  12/31/2011       13.883593        12.586925       22,748.2944
  01/01/2012    to  12/31/2012       12.586925        13.072406       21,185.7237
  01/01/2013    to  04/26/2013       13.072406        14.076604            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       10.298871        11.456474      240,519.6929
  01/01/2006    to  12/31/2006       11.456474        11.507898      209,568.7056
  01/01/2007    to  12/31/2007       11.507898        12.557032      147,863.9433
  01/01/2008    to  12/31/2008       12.557032         7.805540      145,950.4754
  01/01/2009    to  12/31/2009        7.805540        10.672653      132,020.5200
  01/01/2010    to  12/31/2010       10.672653        11.639200      158,439.2465
  01/01/2011    to  12/31/2011       11.639200        11.428787      108,372.8022
  01/01/2012    to  12/31/2012       11.428787        12.937464      318,997.0059
  01/01/2013    to  12/31/2013       12.937464        17.330845      292,973.1094
  01/01/2014    to  12/31/2014       17.330845        18.463725      249,743.9928
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563499         9.973006        3,591.3320
  01/01/2008    to  12/31/2008        9.973006         5.685456       12,498.9047
  01/01/2009    to  12/31/2009        5.685456         6.865193       15,373.4600
  01/01/2010    to  12/31/2010        6.865193         7.760721       12,554.8059
  01/01/2011    to  12/31/2011        7.760721         7.311594       12,444.3022
  01/01/2012    to  12/31/2012        7.311594         8.070182       10,293.5935
  01/01/2013    to  04/26/2013        8.070182         8.654844            0.0000
============   ==== ==========       =========        =========      ============

                        2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        8.153153         8.364763        1,099,885.8882
  01/01/2006    to  12/31/2006        8.364763         8.819638          966,595.1524
  01/01/2007    to  12/31/2007        8.819638         9.874268          761,003.5880
  01/01/2008    to  12/31/2008        9.874268         5.229254          664,487.3850
  01/01/2009    to  12/31/2009        5.229254         7.362110          565,468.8700
  01/01/2010    to  12/31/2010        7.362110         7.890564          535,683.3861
  01/01/2011    to  12/31/2011        7.890564         7.624047          401,982.2635
  01/01/2012    to  04/27/2012        7.624047         8.558898                0.0000
============   ==== ==========       =========        =========        ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       14.748628        15.852993          614,163.1753
  01/01/2006    to  12/31/2006       15.852993        17.422981          476,295.2953
  01/01/2007    to  12/31/2007       17.422981        15.859936          417,222.6825
  01/01/2008    to  12/31/2008       15.859936         8.369136          350,429.1002
  01/01/2009    to  12/31/2009        8.369136        11.577259          299,433.1000
  01/01/2010    to  12/31/2010       11.577259        13.016635          275,818.7326
  01/01/2011    to  12/31/2011       13.016635        13.580776          229,575.7443
  01/01/2012    to  12/31/2012       13.580776        14.844569          185,359.8204
  01/01/2013    to  12/31/2013       14.844569        19.853177          164,942.2039
  01/01/2014    to  12/31/2014       19.853177        19.775866          148,669.7920
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063785        10.124727            1,357.7325
  01/01/2009    to  12/31/2009       10.124727        14.156467            2,220.3900
  01/01/2010    to  12/31/2010       14.156467        17.002492            5,976.6825
  01/01/2011    to  12/31/2011       17.002492        13.950654            5,850.9660
  01/01/2012    to  12/31/2012       13.950654        16.113009            7,710.1216
  01/01/2013    to  12/31/2013       16.113009        20.143494            6,625.1639
  01/01/2014    to  12/31/2014       20.143494        18.413529            7,814.3264
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.215746        13.418405           18,202.9379
============   ==== ==========       =========        =========        ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       13.525504        13.842960        1,009,631.0927
============   ==== ==========       =========        =========        ==============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
 B))
  01/01/2005    to  12/31/2005       10.101066        10.340016        263,723.7329
  01/01/2006    to  12/31/2006       10.340016        11.004607        650,012.0300
  01/01/2007    to  12/31/2007       11.004607        11.418246        766,567.9393
  01/01/2008    to  12/31/2008       11.418246         8.875851      1,014,220.5463
  01/01/2009    to  12/31/2009        8.875851        10.687800        823,420.3400
  01/01/2010    to  12/31/2010       10.687800        11.612607        895,178.2245
  01/01/2011    to  12/31/2011       11.612607        11.579475        571,213.4746
  01/01/2012    to  12/31/2012       11.579475        12.581054        573,503.7294
  01/01/2013    to  12/31/2013       12.581054        13.444904        454,600.2378
  01/01/2014    to  04/25/2014       13.444904        13.527784              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS
 B))
  01/01/2005    to  12/31/2005       10.221193        10.596466        544,993.1307
  01/01/2006    to  12/31/2006       10.596466        11.444331        598,545.2189
  01/01/2007    to  12/31/2007       11.444331        11.906745        775,496.0883
  01/01/2008    to  12/31/2008       11.906745         8.582542        891,637.5345
  01/01/2009    to  12/31/2009        8.582542        10.601867        876,270.6600
  01/01/2010    to  12/31/2010       10.601867        11.674761      1,037,364.0839
  01/01/2011    to  12/31/2011       11.674761        11.425001        807,317.3699
  01/01/2012    to  12/31/2012       11.425001        12.579176        791,529.6818
  01/01/2013    to  12/31/2013       12.579176        14.077129        680,764.8977
  01/01/2014    to  04/25/2014       14.077129        14.110529              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.401923        14.851641      1,373,283.0281
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS
 B))
  01/01/2005    to  12/31/2005       10.384732        10.899222      1,662,710.6885
  01/01/2006    to  12/31/2006       10.899222        11.957737      1,743,168.6375
  01/01/2007    to  12/31/2007       11.957737        12.285740      1,827,345.9064
  01/01/2008    to  12/31/2008       12.285740         8.191826      1,824,376.2203
  01/01/2009    to  12/31/2009        8.191826        10.299750      1,940,908.4600
  01/01/2010    to  12/31/2010       10.299750        11.461754      1,888,851.9109
  01/01/2011    to  12/31/2011       11.461754        11.038436      2,181,620.5914
  01/01/2012    to  12/31/2012       11.038436        12.319752      1,859,346.4864
  01/01/2013    to  12/31/2013       12.319752        14.413633      1,690,876.3630
  01/01/2014    to  04/25/2014       14.413633        14.404350              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       14.846104        15.398025      1,453,809.8570
============   ==== ==========       =========        =========      ==============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
 TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997754         7.002190        124,290.4658
  01/01/2009    to  12/31/2009        7.002190         8.818786        240,706.4700
  01/01/2010    to  12/31/2010        8.818786         9.507876        276,338.2689
  01/01/2011    to  12/31/2011        9.507876         9.151333        243,696.7552
  01/01/2012    to  12/31/2012        9.151333        10.410179        228,681.2715
  01/01/2013    to  04/26/2013       10.410179        11.183989              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       10.595495        11.328352      2,543,461.0656
  01/01/2006    to  12/31/2006       11.328352        12.608002      2,548,639.4385
  01/01/2007    to  12/31/2007       12.608002        12.931595      3,050,656.9906
  01/01/2008    to  12/31/2008       12.931595         7.871060      2,425,945.1669
  01/01/2009    to  12/31/2009        7.871060        10.032325      2,325,916.6100
  01/01/2010    to  12/31/2010       10.032325        11.351340      2,137,282.4222
  01/01/2011    to  12/31/2011       11.351340        10.690669      1,949,941.0855
  01/01/2012    to  12/31/2012       10.690669        12.118979      1,425,508.4529
  01/01/2013    to  12/31/2013       12.118979        14.950002      1,558,643.8046
  01/01/2014    to  04/25/2014       14.950002        14.859116              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.461985        12.984932              0.0000
  01/01/2010    to  12/31/2010       12.984932        16.018888              0.0000
  01/01/2011    to  12/31/2011       16.018888        15.342992          2,509.3219
  01/01/2012    to  12/31/2012       15.342992        17.625280          2,772.4172
  01/01/2013    to  12/31/2013       17.625280        22.923486          3,568.3580
  01/01/2014    to  12/31/2014       22.923486        24.527257         10,459.2117
============   ==== ==========       =========        =========      ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2005    to  12/31/2005       11.130703        11.382685        276,939.7141
  01/01/2006    to  12/31/2006       11.382685        12.845959        234,191.3219
  01/01/2007    to  12/31/2007       12.845959        13.209916        240,428.2150
  01/01/2008    to  12/31/2008       13.209916         8.119100        188,476.6163
  01/01/2009    to  12/31/2009        8.119100        10.016166        174,853.9900
  01/01/2010    to  12/31/2010       10.016166        11.235003        156,810.7235
  01/01/2011    to  12/31/2011       11.235003        11.187497        147,267.6665
  01/01/2012    to  12/31/2012       11.187497        12.650241        126,835.5947
  01/01/2013    to  12/31/2013       12.650241        16.322270        121,672.7621
  01/01/2014    to  12/31/2014       16.322270        18.085723        122,450.0637
============   ==== ==========       =========        =========      ==============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.165536        19.969276       24,319.1988
  01/01/2014    to  12/31/2014       19.969276        21.630437       28,818.8024
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997754         6.570607       28,316.8258
  01/01/2009    to  12/31/2009        6.570607         8.039157       42,413.6100
  01/01/2010    to  12/31/2010        8.039157         8.744321       50,800.2267
  01/01/2011    to  12/31/2011        8.744321         8.520387       65,427.9602
  01/01/2012    to  12/31/2012        8.520387         9.508166       51,827.6338
  01/01/2013    to  04/26/2013        9.508166        10.393854            0.0000
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.619725        11.060285        1,506.7400
  01/01/2010    to  12/31/2010       11.060285        11.677349        4,353.4043
  01/01/2011    to  12/31/2011       11.677349         9.993177           44.9886
  01/01/2012    to  12/31/2012        9.993177        11.545600          258.4506
  01/01/2013    to  12/31/2013       11.545600        13.736210        1,581.8257
  01/01/2014    to  12/31/2014       13.736210        12.605501       14,794.0127
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.466541        22.959878      111,264.8528
  01/01/2014    to  12/31/2014       22.959878        22.426351       92,461.3622
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005       13.284973        14.065118      203,167.6045
  01/01/2006    to  12/31/2006       14.065118        15.802802      198,231.3433
  01/01/2007    to  12/31/2007       15.802802        15.060813      257,877.1651
  01/01/2008    to  12/31/2008       15.060813         9.103133      239,026.6245
  01/01/2009    to  12/31/2009        9.103133        12.196978      212,790.8400
  01/01/2010    to  12/31/2010       12.196978        14.681252      179,992.5885
  01/01/2011    to  12/31/2011       14.681252        13.624996      166,531.5671
  01/01/2012    to  12/31/2012       13.624996        14.052564      153,775.5308
  01/01/2013    to  04/26/2013       14.052564        15.205400            0.0000
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.685008        13.095345            0.0000
  01/01/2010    to  12/31/2010       13.095345        16.235634          683.4555
  01/01/2011    to  12/31/2011       16.235634        15.218378        7,114.0950
  01/01/2012    to  12/31/2012       15.218378        17.285185        7,906.7855
  01/01/2013    to  12/31/2013       17.285185        23.390278       10,527.6091
  01/01/2014    to  12/31/2014       23.390278        23.999550       16,539.5019
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.604668         8.303149       89,864.8713
  01/01/2014    to  12/31/2014        8.303149         8.852627       69,190.9968
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2005    to  12/31/2005        4.234564         4.605918      306,787.5050
  01/01/2006    to  12/31/2006        4.605918         4.753966      242,613.5426
  01/01/2007    to  12/31/2007        4.753966         6.125116      198,842.6742
  01/01/2008    to  12/31/2008        6.125116         3.333058      151,925.7902
  01/01/2009    to  12/31/2009        3.333058         5.191245      146,756.7600
  01/01/2010    to  12/31/2010        5.191245         6.494325      151,987.3416
  01/01/2011    to  12/31/2011        6.494325         5.733182       98,648.0421
  01/01/2012    to  12/31/2012        5.733182         6.296846       93,981.8198
  01/01/2013    to  04/26/2013        6.296846         6.571153            0.0000
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.588987        14.675024           57.0200
  01/01/2010    to  12/31/2010       14.675024        18.550463          628.0137
  01/01/2011    to  12/31/2011       18.550463        15.144079        1,166.7361
  01/01/2012    to  12/31/2012       15.144079        15.217644        2,172.2407
  01/01/2013    to  12/31/2013       15.217644        16.512274        1,500.4656
  01/01/2014    to  12/31/2014       16.512274        13.131841        1,510.9151
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.759517        14.680991       12,874.4648
  01/01/2006    to  12/31/2006       14.680991        14.947001          431.4388
  01/01/2007    to  12/31/2007       14.947001        15.232679        4,919.9232
  01/01/2008    to  12/31/2008       15.232679        14.843345       17,238.4782
  01/01/2009    to  12/31/2009       14.843345        15.135540       29,329.8400
  01/01/2010    to  12/31/2010       15.135540        15.642904       27,051.4939
  01/01/2011    to  12/31/2011       15.642904        16.133378       27,871.0194
  01/01/2012    to  12/31/2012       16.133378        16.285965       62,274.8390
  01/01/2013    to  12/31/2013       16.285965        15.811050       27,303.2888
  01/01/2014    to  12/31/2014       15.811050        15.885240       24,805.0724
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  01/01/2005    to  12/31/2005       11.625009        12.544286        931,670.1763
  01/01/2006    to  12/31/2006       12.544286        14.060972        798,348.3255
  01/01/2007    to  12/31/2007       14.060972        14.384584        681,378.2471
  01/01/2008    to  12/31/2008       14.384584         8.531306        578,095.0604
  01/01/2009    to  12/31/2009        8.531306        11.018414        530,345.2300
  01/01/2010    to  12/31/2010       11.018414        12.070584        539,511.0403
  01/01/2011    to  12/31/2011       12.070584        11.331899        432,165.2673
  01/01/2012    to  12/31/2012       11.331899        12.510773        380,621.1292
  01/01/2013    to  12/31/2013       12.510773        16.366597        348,769.8336
  01/01/2014    to  12/31/2014       16.366597        17.709551        302,599.4912
============   ==== ==========       =========        =========        ============

FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

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                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                                                                   AMERICAN FUNDS
                                                    ALGER             AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                              SMALL CAP GROWTH             BOND               GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   --------------------   -------------------    -------------------
ASSETS:
   Investments at fair value..............   $        57,195,868   $        151,245,977   $       312,209,262    $       122,112,150
   Due from MetLife Insurance
     Company USA..........................                    --                     --                    --                     --
                                             -------------------   --------------------   -------------------    -------------------
        Total Assets......................            57,195,868            151,245,977           312,209,262            122,112,150
                                             -------------------   --------------------   -------------------    -------------------
LIABILITIES:
   Accrued fees...........................                    --                     31                    74                     79
   Due to MetLife Insurance
     Company USA..........................                    --                     --                     1                      1
                                             -------------------   --------------------   -------------------    -------------------
        Total Liabilities.................                    --                     31                    75                     80
                                             -------------------   --------------------   -------------------    -------------------

NET ASSETS................................   $        57,195,868   $        151,245,946   $       312,209,187    $       122,112,070
                                             ===================   ====================   ===================    ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        57,195,868   $        151,229,105   $       312,200,050    $       122,103,236
   Net assets from contracts in payout....                    --                 16,841                 9,137                  8,834
                                             -------------------   --------------------   -------------------    -------------------
        Total Net Assets..................   $        57,195,868   $        151,245,946   $       312,209,187    $       122,112,070
                                             ===================   ====================   ===================    ===================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                             AMERICAN FUNDS        AMERICAN FUNDS       BLACKROCK GLOBAL         DEUTSCHE I
                                                 GROWTH             GROWTH-INCOME        ALLOCATION V.I.        INTERNATIONAL
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        821,201,224  $        390,905,794  $              8,564  $         14,851,303
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           821,201,224           390,905,794                 8,564            14,851,303
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    92                    78                     7                    --
   Due to MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    92                    78                     7                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        821,201,132  $        390,905,716  $              8,557  $         14,851,303
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        821,169,291  $        390,850,420  $              8,557  $         14,851,303
   Net assets from contracts in payout..                31,841                55,296                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        821,201,132  $        390,905,716  $              8,557  $         14,851,303
                                          ====================  ====================  ====================  ====================

                                            FEDERATED HIGH           FEDERATED           FIDELITY VIP          FIDELITY VIP
                                              INCOME BOND             KAUFMAN            ASSET MANAGER          CONTRAFUND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            26,378  $             47,257  $         84,977,764  $        631,948,788
   Due from MetLife Insurance
     Company USA........................                   --                    --                     1                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................               26,378                47,257            84,977,765           631,948,788
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    2                     4                     2                    55
   Due to MetLife Insurance
     Company USA........................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    2                     4                     2                    55
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            26,376  $             47,253  $         84,977,763  $        631,948,733
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            26,376  $             47,253  $         84,977,763  $        631,948,080
   Net assets from contracts in payout..                   --                    --                    --                   653
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            26,376  $             47,253  $         84,977,763  $        631,948,733
                                          ===================  ====================  ====================  ====================

                                              FIDELITY VIP          FIDELITY VIP
                                              EQUITY-INCOME       FUNDSMANAGER 50%
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $          5,676,328  $      3,538,458,593
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................             5,676,328         3,538,458,593
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --
   Due to MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    --                    --
                                          --------------------  --------------------

NET ASSETS..............................  $          5,676,328  $      3,538,458,593
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,676,328  $      3,538,458,593
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $          5,676,328  $      3,538,458,593
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP        FIDELITY VIP
                                            FUNDSMANAGER 60%           GROWTH               INDEX 500            MID CAP
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $      3,994,437,491  $        167,673,936  $        70,165,996  $       446,277,707
   Due from MetLife Insurance
     Company USA........................                    --                    --                   --                    1
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................         3,994,437,491           167,673,936           70,165,996          446,277,708
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                     5                   14                   15
   Due to MetLife Insurance
     Company USA........................                    --                     1                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    --                     6                   14                   15
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $      3,994,437,491  $        167,673,930  $        70,165,982  $       446,277,693
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,994,437,491  $        167,673,930  $        70,165,982  $       446,262,210
   Net assets from contracts in payout..                    --                    --                   --               15,483
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $      3,994,437,491  $        167,673,930  $        70,165,982  $       446,277,693
                                          ====================  ====================  ===================  ===================

                                              FIDELITY VIP          FIDELITY VIP       FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                              MONEY MARKET            OVERSEAS           INCOME VIP         MUTUAL SHARES VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         50,947,658  $         4,942,746  $       294,909,970  $        153,109,236
   Due from MetLife Insurance
     Company USA........................                    --                   --                    1                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            50,947,658            4,942,746          294,909,971           153,109,237
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                   --                   43                    14
   Due to MetLife Insurance
     Company USA........................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    10                   --                   43                    14
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         50,947,648  $         4,942,746  $       294,909,928  $        153,109,223
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         50,947,648  $         4,942,746  $       294,876,463  $        153,099,739
   Net assets from contracts in payout..                    --                   --               33,465                 9,484
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         50,947,648  $         4,942,746  $       294,909,928  $        153,109,223
                                          ====================  ===================  ===================  ====================

                                             FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                           SMALL CAP VALUE VIP       FOREIGN VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        126,502,560  $         73,607,849
   Due from MetLife Insurance
     Company USA........................                    --                     1
                                          --------------------  --------------------
        Total Assets....................           126,502,560            73,607,850
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     3                    70
   Due to MetLife Insurance
     Company USA........................                     1                    --
                                          --------------------  --------------------
        Total Liabilities...............                     4                    70
                                          --------------------  --------------------

NET ASSETS..............................  $        126,502,556  $         73,607,780
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        126,502,080  $         73,607,780
   Net assets from contracts in payout..                   476                    --
                                          --------------------  --------------------
        Total Net Assets................  $        126,502,556  $         73,607,780
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                            FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        250,150,024  $             15,119  $            231,978  $        681,211,335
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           250,150,024                15,119               231,978           681,211,335
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    12                     5                    --                    33
   Due to MetLife Insurance
     Company USA........................                    --                     7                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    12                    12                    --                    34
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        250,150,012  $             15,107  $            231,978  $        681,211,301
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        250,142,442  $             15,107  $            231,978  $        681,188,907
   Net assets from contracts in payout..                 7,570                    --                    --                22,394
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        250,150,012  $             15,107  $            231,978  $        681,211,301
                                          ====================  ====================  ====================  ====================

                                                                                                                   LMPVET
                                              INVESCO V.I.          INVESCO V.I.          IVY FUNDS VIP     CLEARBRIDGE VARIABLE
                                            GROWTH AND INCOME   INTERNATIONAL GROWTH     ASSET STRATEGY       AGGRESSIVE GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              6,935  $        275,881,000  $             45,030  $        316,449,078
   Due from MetLife Insurance
     Company USA........................                     2                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                 6,937           275,881,000                45,030           316,449,079
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                    27                     6                   146
   Due to MetLife Insurance
     Company USA........................                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    10                    28                     7                   146
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              6,927  $        275,880,972  $             45,023  $        316,448,933
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              6,927  $        275,871,788  $             45,023  $        316,437,331
   Net assets from contracts in payout..                    --                 9,184                    --                11,602
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              6,927  $        275,880,972  $             45,023  $        316,448,933
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION          EQUITY INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        426,519,499  $        205,573,539
   Due from MetLife Insurance
     Company USA........................                    --                     1
                                          --------------------  --------------------
        Total Assets....................           426,519,499           205,573,540
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    58                    58
   Due to MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    58                    58
                                          --------------------  --------------------

NET ASSETS..............................  $        426,519,441  $        205,573,482
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        426,518,386  $        205,566,151
   Net assets from contracts in payout..                 1,055                 7,331
                                          --------------------  --------------------
        Total Net Assets................  $        426,519,441  $        205,573,482
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                 LMPVET                LMPVET                LMPVET               LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                            LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............   $         4,631,649  $          8,744,244  $       115,942,858   $           641,061
   Due from MetLife Insurance
     Company USA........................                     1                    --                   --                    --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................             4,631,650             8,744,244          115,942,858               641,061
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    49                    67                   57                    27
   Due to MetLife Insurance
     Company USA........................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                    49                    67                   57                    27
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................   $         4,631,601  $          8,744,177  $       115,942,801   $           641,034
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         4,631,601  $          8,744,177  $       115,942,801   $           641,034
   Net assets from contracts in payout..                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................   $         4,631,601  $          8,744,177  $       115,942,801   $           641,034
                                          ====================  ====================  ====================  ===================

                                                LMPVET                LMPVET                LMPVET           LMPVIT WESTERN
                                          VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE  ASSET VARIABLE GLOBAL
                                            ALLOCATION 50%        ALLOCATION 70%        ALLOCATION 85%       HIGH YIELD BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value............  $        42,335,509  $          1,923,863  $        92,760,229   $       100,641,746
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  ---------------------
        Total Assets....................           42,335,509             1,923,863           92,760,229           100,641,746
                                          -------------------  --------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                   36                    25                    9                    57
   Due to MetLife Insurance
     Company USA........................                    1                    --                   --                     1
                                          -------------------  --------------------  -------------------  ---------------------
        Total Liabilities...............                   37                    25                    9                    58
                                          -------------------  --------------------  -------------------  ---------------------

NET ASSETS..............................  $        42,335,472  $          1,923,838  $        92,760,220   $       100,641,688
                                          ===================  ====================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        42,335,472  $          1,923,838  $        92,760,220   $       100,638,902
   Net assets from contracts in payout..                   --                    --                   --                 2,786
                                          -------------------  --------------------  -------------------  ---------------------
        Total Net Assets................  $        42,335,472  $          1,923,838  $        92,760,220   $       100,641,688
                                          ===================  ====================  ===================  =====================


                                                 MFS VIT              MFS VIT
                                             INVESTORS TRUST       NEW DISCOVERY
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $              9,621  $            40,609
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................                 9,621               40,609
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     2                    2
   Due to MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                     2                    2
                                          --------------------  -------------------

NET ASSETS..............................  $              9,619  $            40,607
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              9,619  $            40,607
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
        Total Net Assets................  $              9,619  $            40,607
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                      MIST                  MIST
                                                                ALLIANCEBERNSTEIN      ALLIANZ GLOBAL         MIST AMERICAN
                                                                 GLOBAL DYNAMIC       INVESTORS DYNAMIC      FUNDS BALANCED
                                            MFS VIT RESEARCH       ALLOCATION         MULTI-ASSET PLUS         ALLOCATION
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            26,580  $     3,373,491,434  $         18,986,524  $      3,417,834,616
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................               26,580        3,373,491,434            18,986,524         3,417,834,616
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    9                   96                    68                    41
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                     1
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    9                   96                    68                    42
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            26,571  $     3,373,491,338  $         18,986,456  $      3,417,834,574
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            26,571  $     3,373,431,824  $         18,986,456  $      3,417,726,068
   Net assets from contracts in payout..                   --               59,514                    --               108,506
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            26,571  $     3,373,491,338  $         18,986,456  $      3,417,834,574
                                          ===================  ===================  ====================  ====================


                                              MIST AMERICAN                              MIST AMERICAN           MIST AQR
                                              FUNDS GROWTH          MIST AMERICAN       FUNDS MODERATE          GLOBAL RISK
                                               ALLOCATION           FUNDS GROWTH          ALLOCATION             BALANCED
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $      1,852,260,713  $        648,671,561  $     1,744,157,182  $      3,001,302,263
   Due from MetLife Insurance
     Company USA........................                    --                    --                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Assets....................         1,852,260,713           648,671,561        1,744,157,182         3,001,302,263
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    46                    75                   59                    67
   Due to MetLife Insurance
     Company USA........................                    --                     2                   --                     1
                                          --------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    46                    77                   59                    68
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $      1,852,260,667  $        648,671,484  $     1,744,157,123  $      3,001,302,195
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      1,851,771,574  $        648,605,633  $     1,743,554,487  $      3,000,889,741
   Net assets from contracts in payout..               489,093                65,851              602,636               412,454
                                          --------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $      1,852,260,667  $        648,671,484  $     1,744,157,123  $      3,001,302,195
                                          ====================  ====================  ===================  ====================


                                             MIST BLACKROCK
                                             GLOBAL TACTICAL       MIST BLACKROCK
                                               STRATEGIES            HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $      5,423,637,112  $       238,216,029
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................         5,423,637,112          238,216,029
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    79                  141
   Due to MetLife Insurance
     Company USA........................                     1                    1
                                          --------------------  -------------------
        Total Liabilities...............                    80                  142
                                          --------------------  -------------------

NET ASSETS..............................  $      5,423,637,032  $       238,215,887
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      5,423,550,927  $       238,212,515
   Net assets from contracts in payout..                86,105                3,372
                                          --------------------  -------------------
        Total Net Assets................  $      5,423,637,032  $       238,215,887
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                             MIST                  MIST
                                              MIST CLARION        MIST CLEARBRIDGE       GOLDMAN SACHS        HARRIS OAKMARK
                                           GLOBAL REAL ESTATE     AGGRESSIVE GROWTH      MID CAP VALUE         INTERNATIONAL
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        330,178,733  $       586,572,644  $        178,512,732  $       663,509,362
   Due from MetLife Insurance
     Company USA........................                    --                    2                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           330,178,733          586,572,646           178,512,732          663,509,362
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    89                  141                    62                  110
   Due to MetLife Insurance
     Company USA........................                     1                   --                     1                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    90                  141                    63                  110
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        330,178,643  $       586,572,505  $        178,512,669  $       663,509,252
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        330,153,127  $       586,499,132  $        178,469,747  $       663,340,501
   Net assets from contracts in payout..                25,516               73,373                42,922              168,751
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        330,178,643  $       586,572,505  $        178,512,669  $       663,509,252
                                          ====================  ===================  ====================  ===================

                                              MIST INVESCO
                                              BALANCED-RISK       MIST INVESCO          MIST INVESCO         MIST INVESCO
                                               ALLOCATION           COMSTOCK            MID CAP VALUE      SMALL CAP GROWTH
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       832,374,525  $       813,000,163  $       258,407,718  $        308,642,373
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          832,374,525          813,000,163          258,407,718           308,642,373
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   78                   86                  109                   100
   Due to MetLife Insurance
     Company USA........................                    2                    1                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   80                   87                  109                   100
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       832,374,445  $       813,000,076  $       258,407,609  $        308,642,273
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       832,374,445  $       812,950,677  $       258,398,671  $        308,576,753
   Net assets from contracts in payout..                   --               49,399                8,938                65,520
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       832,374,445  $       813,000,076  $       258,407,609  $        308,642,273
                                          ===================  ===================  ===================  ====================

                                                                   MIST JPMORGAN
                                              MIST JPMORGAN        GLOBAL ACTIVE
                                                CORE BOND           ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       355,237,997  $        905,975,523
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          355,237,997           905,975,523
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   36                    64
   Due to MetLife Insurance
     Company USA........................                    1                     1
                                          -------------------  --------------------
       Total Liabilities................                   37                    65
                                          -------------------  --------------------

NET ASSETS..............................  $       355,237,960  $        905,975,458
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       355,232,400  $        905,975,458
   Net assets from contracts in payout..                5,560                    --
                                          -------------------  --------------------
       Total Net Assets.................  $       355,237,960  $        905,975,458
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                                                   MIST
                                              MIST JPMORGAN     MIST LOOMIS SAYLES     MIST LORD ABBETT       MET/EATON VANCE
                                             SMALL CAP VALUE      GLOBAL MARKETS        BOND DEBENTURE         FLOATING RATE
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        27,932,671  $        177,351,113  $        234,576,705  $        73,909,283
   Due from MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................           27,932,671           177,351,113           234,576,705           73,909,283
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  170                    82                   146                   71
   Due to MetLife Insurance
     Company USA........................                    1                     1                     1                    2
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                  171                    83                   147                   73
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        27,932,500  $        177,351,030  $        234,576,558  $        73,909,210
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        27,932,500  $        177,351,030  $        234,361,305  $        73,909,210
   Net assets from contracts in payout..                   --                    --               215,253                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $        27,932,500  $        177,351,030  $        234,576,558  $        73,909,210
                                          ===================  ====================  ====================  ===================

                                            MIST MET/FRANKLIN
                                              LOW DURATION      MIST MET/TEMPLETON        MIST METLIFE          MIST METLIFE
                                              TOTAL RETURN      INTERNATIONAL BOND    ASSET ALLOCATION 100      BALANCED PLUS
                                               SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        173,125,015  $        47,183,949   $        641,574,848  $      7,268,454,205
   Due from MetLife Insurance
     Company USA........................                    --                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           173,125,015           47,183,949            641,574,848         7,268,454,205
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    97                   73                     54                    72
   Due to MetLife Insurance
     Company USA........................                     1                    1                     --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    98                   74                     54                    73
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        173,124,917  $        47,183,875   $        641,574,794  $      7,268,454,132
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        173,124,917  $        47,183,875   $        641,512,488  $      7,268,307,577
   Net assets from contracts in payout..                    --                   --                 62,306               146,555
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        173,124,917  $        47,183,875   $        641,574,794  $      7,268,454,132
                                          ====================  ====================  ====================  ====================

                                             MIST METLIFE
                                              MULTI-INDEX          MIST METLIFE
                                             TARGETED RISK        SMALL CAP VALUE
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       421,514,023  $        291,013,971
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
        Total Assets....................          421,514,023           291,013,971
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   67                    70
   Due to MetLife Insurance
     Company USA........................                    1                     1
                                          -------------------  --------------------
        Total Liabilities...............                   68                    71
                                          -------------------  --------------------

NET ASSETS..............................  $       421,513,955  $        291,013,900
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       421,513,955  $        290,844,236
   Net assets from contracts in payout..                   --               169,664
                                          -------------------  --------------------
        Total Net Assets................  $       421,513,955  $        291,013,900
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                       MIST                 MIST
                                           MIST MFS EMERGING       MFS RESEARCH        MORGAN STANLEY      MIST OPPENHEIMER
                                            MARKETS EQUITY         INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       425,619,474  $       287,913,119  $       240,528,764  $        72,351,117
   Due from MetLife Insurance
     Company USA........................                   --                    1                    1                    4
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          425,619,474          287,913,120          240,528,765           72,351,121
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   88                  111                   77                  122
   Due to MetLife Insurance
     Company USA........................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   88                  111                   77                  122
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       425,619,386  $       287,913,009  $       240,528,688  $        72,350,999
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       425,583,019  $       287,825,920  $       240,528,118  $        72,350,999
   Net assets from contracts in payout..               36,367               87,089                  570                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       425,619,386  $       287,913,009  $       240,528,688  $        72,350,999
                                          ===================  ===================  ===================  ===================

                                                  MIST                 MIST
                                             PANAGORA GLOBAL      PIMCO INFLATION           MIST                  MIST
                                            DIVERSIFIED RISK      PROTECTED BOND     PIMCO TOTAL RETURN       PIONEER FUND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        10,161,728  $       732,596,547  $     1,787,038,159   $        305,917,633
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                      1
                                          -------------------  -------------------  --------------------  --------------------
       Total Assets.....................           10,161,728          732,596,547        1,787,038,159            305,917,634
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   83                  142                  131                    170
   Due to MetLife Insurance
     Company USA........................                    1                    1                    2                     --
                                          -------------------  -------------------  --------------------  --------------------
       Total Liabilities................                   84                  143                  133                    170
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        10,161,644  $       732,596,404  $     1,787,038,026   $        305,917,464
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        10,161,644  $       732,474,140  $     1,786,748,928   $        305,909,200
   Net assets from contracts in payout..                   --              122,264              289,098                  8,264
                                          -------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $        10,161,644  $       732,596,404  $     1,787,038,026   $        305,917,464
                                          ===================  ===================  ====================  ====================


                                             MIST PIONEER         MIST PYRAMIS
                                           STRATEGIC INCOME     GOVERNMENT INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       943,852,965  $       680,446,382
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          943,852,965          680,446,382
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  130                  102
   Due to MetLife Insurance
     Company USA........................                    3                    2
                                          -------------------  -------------------
       Total Liabilities................                  133                  104
                                          -------------------  -------------------

NET ASSETS..............................  $       943,852,832  $       680,446,278
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       943,838,894  $       680,240,700
   Net assets from contracts in payout..               13,938              205,578
                                          -------------------  -------------------
       Total Net Assets.................  $       943,852,832  $       680,446,278
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                              MIST PYRAMIS        MIST SCHRODERS     MIST SSGA GROWTH         MIST SSGA
                                              MANAGED RISK      GLOBAL MULTI-ASSET    AND INCOME ETF         GROWTH ETF
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       163,513,477  $       493,381,059  $     1,513,705,698  $       501,804,786
   Due from MetLife Insurance
     Company USA........................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          163,513,477          493,381,059        1,513,705,699          501,804,786
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   87                   79                   67                   81
   Due to MetLife Insurance
     Company USA........................                    1                    1                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   88                   80                   67                   81
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       163,513,389  $       493,380,979  $     1,513,705,632  $       501,804,705
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       163,513,389  $       493,380,979  $     1,513,519,313  $       501,804,705
   Net assets from contracts in payout..                   --                   --              186,319                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       163,513,389  $       493,380,979  $     1,513,705,632  $       501,804,705
                                          ===================  ===================  ===================  ===================

                                          MIST T. ROWE PRICE    MIST T. ROWE PRICE        MIST WMC        MSF BAILLIE GIFFORD
                                            LARGE CAP VALUE       MID CAP GROWTH     LARGE CAP RESEARCH   INTERNATIONAL STOCK
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       838,816,511  $       537,586,266  $        17,260,533  $        269,502,492
   Due from MetLife Insurance
     Company USA........................                   37                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          838,816,548          537,586,266           17,260,533           269,502,492
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  126                   57                  138                    58
   Due to MetLife Insurance
     Company USA........................                   --                    1                   --                     3
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  126                   58                  138                    61
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       838,816,422  $       537,586,208  $        17,260,395  $        269,502,431
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       838,476,822  $       537,465,126  $        17,260,395  $        269,496,853
   Net assets from contracts in payout..              339,600              121,082                   --                 5,578
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       838,816,422  $       537,586,208  $        17,260,395  $        269,502,431
                                          ===================  ===================  ===================  ====================

                                              MSF BARCLAYS          MSF BLACKROCK
                                          AGGREGATE BOND INDEX       BOND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............   $       213,476,121  $        63,615,159
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           213,476,121           63,615,159
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   121                  113
   Due to MetLife Insurance
     Company USA........................                     1                    1
                                          --------------------  -------------------
       Total Liabilities................                   122                  114
                                          --------------------  -------------------

NET ASSETS..............................   $       213,475,999  $        63,615,045
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       213,470,419  $        63,607,681
   Net assets from contracts in payout..                 5,580                7,364
                                          --------------------  -------------------
       Total Net Assets.................   $       213,475,999  $        63,615,045
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                              MSF BLACKROCK        MSF BLACKROCK         MSF BLACKROCK        MSF FRONTIER
                                          CAPITAL APPRECIATION    LARGE CAP VALUE        MONEY MARKET        MID CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         14,686,667  $         4,201,574  $       395,886,560  $         81,297,599
   Due from MetLife Insurance
     Company USA........................                     2                   --                   57                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................            14,686,669            4,201,574          395,886,617            81,297,599
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   241                    9                  250                    61
   Due to MetLife Insurance
     Company USA........................                    --                    1                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   241                   10                  250                    61
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         14,686,428  $         4,201,564  $       395,886,367  $         81,297,538
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         14,686,428  $         4,201,564  $       395,836,852  $         81,268,735
   Net assets from contracts in payout..                    --                   --               49,515                28,803
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         14,686,428  $         4,201,564  $       395,886,367  $         81,297,538
                                          ====================  ===================  ===================  ====================


                                                   MSF           MSF LOOMIS SAYLES     MSF LOOMIS SAYLES    MSF MET/ARTISAN
                                             JENNISON GROWTH      SMALL CAP CORE       SMALL CAP GROWTH      MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        529,020,407  $        13,706,569  $           293,479  $       244,385,573
   Due from MetLife Insurance
     Company USA........................                    --                   --                    1                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           529,020,407           13,706,569              293,480          244,385,573
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    83                   98                   47                   48
   Due to MetLife Insurance
     Company USA........................                     1                   --                   --                    2
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    84                   98                   47                   50
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        529,020,323  $        13,706,471  $           293,433  $       244,385,523
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        528,638,813  $        13,706,471  $           293,433  $       244,204,544
   Net assets from contracts in payout..               381,510                   --                   --              180,979
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        529,020,323  $        13,706,471  $           293,433  $       244,385,523
                                          ====================  ===================  ===================  ===================

                                           MSF MET/DIMENSIONAL
                                           INTERNATIONAL SMALL       MSF METLIFE
                                                 COMPANY         ASSET ALLOCATION 20
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        58,174,167   $         41,687,651
   Due from MetLife Insurance
     Company USA........................                   --                     --
                                          --------------------  --------------------
       Total Assets.....................           58,174,167             41,687,651
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   78                    107
   Due to MetLife Insurance
     Company USA........................                    1                      1
                                          --------------------  --------------------
       Total Liabilities................                   79                    108
                                          --------------------  --------------------

NET ASSETS..............................  $        58,174,088   $         41,687,543
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        58,174,088   $         41,687,543
   Net assets from contracts in payout..                   --                     --
                                          --------------------  --------------------
       Total Net Assets.................  $        58,174,088   $         41,687,543
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                               MSF METLIFE           MSF METLIFE           MSF METLIFE          MSF METLIFE
                                           ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80  MID CAP STOCK INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $      4,991,456,871  $     7,527,991,215   $      6,507,894,396  $       127,735,941
   Due from MetLife Insurance
     Company USA........................                    --                   --                      9                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Assets.....................         4,991,456,871        7,527,991,215          6,507,894,405          127,735,941
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    61                   58                     58                   69
   Due to MetLife Insurance
     Company USA........................                     2                    1                     --                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Liabilities................                    63                   59                     58                   69
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $      4,991,456,808  $     7,527,991,156   $      6,507,894,347  $       127,735,872
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      4,990,904,086  $     7,526,229,859   $      6,507,167,274  $       127,735,872
   Net assets from contracts in payout..               552,722            1,761,297                727,073                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $      4,991,456,808  $     7,527,991,156   $      6,507,894,347  $       127,735,872
                                          ====================  ====================  ====================  ===================

                                               MSF METLIFE              MSF                                     MSF MSCI
                                               STOCK INDEX       MFS TOTAL RETURN        MSF MFS VALUE         EAFE INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       610,830,320  $         45,817,625  $       255,402,150  $        101,223,384
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          610,830,320            45,817,625          255,402,150           101,223,385
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   87                   170                  179                    97
   Due to MetLife Insurance
     Company USA........................                   --                    --                    5                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   87                   170                  184                    97
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       610,830,233  $         45,817,455  $       255,401,966  $        101,223,288
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       610,688,854  $         45,817,455  $       255,392,733  $        101,223,288
   Net assets from contracts in payout..              141,379                    --                9,233                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       610,830,233  $         45,817,455  $       255,401,966  $        101,223,288
                                          ===================  ====================  ===================  ====================

                                              MSF NEUBERGER             MSF
                                             BERMAN GENESIS     RUSSELL 2000 INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       150,104,356  $        144,858,222
   Due from MetLife Insurance
     Company USA........................                    1                    --
                                          -------------------  --------------------
       Total Assets.....................          150,104,357           144,858,222
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  132                    75
   Due to MetLife Insurance
     Company USA........................                   --                     1
                                          -------------------  --------------------
       Total Liabilities................                  132                    76
                                          -------------------  --------------------

NET ASSETS..............................  $       150,104,225  $        144,858,146
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       150,074,776  $        144,858,146
   Net assets from contracts in payout..               29,449                    --
                                          -------------------  --------------------
       Total Net Assets.................  $       150,104,225  $        144,858,146
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                        MSF VAN ECK        MSF WESTERN ASSET
                                           MSF T. ROWE PRICE     MSF T. ROWE PRICE    GLOBAL NATURAL     MANAGEMENT STRATEGIC
                                           LARGE CAP GROWTH      SMALL CAP GROWTH        RESOURCES        BOND OPPORTUNITIES
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       166,959,423  $         9,976,456  $        89,288,183  $            12,748
   Due from MetLife Insurance
     Company USA........................                   --                    1                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          166,959,423            9,976,457           89,288,183               12,748
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   86                   37                   54                    5
   Due to MetLife Insurance
     Company USA........................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   86                   37                   55                    5
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       166,959,337  $         9,976,420  $        89,288,128  $            12,743
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       166,918,677  $         9,976,420  $        89,288,128  $            12,743
   Net assets from contracts in payout..               40,660                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       166,959,337  $         9,976,420  $        89,288,128  $            12,743
                                          ===================  ===================  ===================  ====================

                                           MSF WESTERN ASSET          MSF WMC
                                              MANAGEMENT            CORE EQUITY           NEUBERGER          OPPENHEIMER VA
                                            U.S. GOVERNMENT        OPPORTUNITIES       BERMAN GENESIS           CORE BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       276,085,791  $        609,015,260  $             9,019  $              8,346
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          276,085,791           609,015,260                9,019                 8,347
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  128                   147                    6                     1
   Due to MetLife Insurance
     Company USA........................                    1                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  129                   147                    6                     1
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       276,085,662  $        609,015,113  $             9,013  $              8,346
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       276,070,488  $        608,686,202  $             9,013  $              8,346
   Net assets from contracts in payout..               15,174               328,911                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       276,085,662  $        609,015,113  $             9,013  $              8,346
                                          ===================  ====================  ===================  ====================

                                            OPPENHEIMER VA        OPPENHEIMER VA
                                           GLOBAL STRATEGIC         MAIN STREET
                                                INCOME               SMALL CAP
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $             4,558  $        126,466,517
   Due from MetLife Insurance
     Company USA........................                    1                    --
                                          -------------------  --------------------
       Total Assets.....................                4,559           126,466,517
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    3                     2
   Due to MetLife Insurance
     Company USA........................                   --                     1
                                          -------------------  --------------------
       Total Liabilities................                    3                     3
                                          -------------------  --------------------

NET ASSETS..............................  $             4,556  $        126,466,514
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             4,556  $        126,466,514
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
       Total Net Assets.................  $             4,556  $        126,466,514
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                           PIMCO VIT            PIMCO VIT
                                             OPPENHEIMER VA        OPPENHEIMER VA     COMMODITYREALRETURN       EMERGING
                                               MAIN STREET              MONEY              STRATEGY            MARKET BOND
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $            106,093  $             3,803  $             13,183  $            15,210
   Due from MetLife Insurance
     Company USA........................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................               106,093                3,803                13,183               15,210
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     8                   10                    13                    7
   Due to MetLife Insurance
     Company USA........................                    --                   --                    --                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                     8                   10                    13                    8
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $            106,085  $             3,793  $             13,170  $            15,202
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            106,085  $             3,793  $             13,170  $            15,202
   Net assets from contracts in payout..                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $            106,085  $             3,793  $             13,170  $            15,202
                                          ====================  ===================  ====================  ===================


                                               PIMCO VIT            PIONEER VCT          PIONEER VCT          T. ROWE PRICE
                                          UNCONSTRAINED BOND       MID CAP VALUE     REAL ESTATE SHARES       GROWTH STOCK
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $             4,760  $         74,903,043  $           249,972  $          7,511,743
   Due from MetLife Insurance
     Company USA........................                   --                     1                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................                4,760            74,903,044              249,972             7,511,743
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    1                    48                   93                    --
   Due to MetLife Insurance
     Company USA........................                   --                    --                   --                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    1                    48                   93                     1
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $             4,759  $         74,902,996  $           249,879  $          7,511,742
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             4,759  $         74,902,996  $           249,879  $          7,511,742
   Net assets from contracts in payout..                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $             4,759  $         74,902,996  $           249,879  $          7,511,742
                                          ===================  ====================  ===================  ====================


                                             T. ROWE PRICE         T. ROWE PRICE
                                          INTERNATIONAL STOCK      PRIME RESERVE
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           623,024  $           514,215
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              623,024              514,215
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                   --
   Due to MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   --                   --
                                          -------------------  -------------------

NET ASSETS..............................  $           623,024  $           514,215
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           623,024  $           514,215
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $           623,024  $           514,215
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                                                   TAP 1919 VARIABLE                                 VAN ECK VIP
                                                                  SOCIALLY RESPONSIVE         UIF GLOBAL             LONG/SHORT
                                                                       BALANCED             INFRASTRUCTURE          EQUITY INDEX
                                                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                                                 --------------------    --------------------   --------------------
ASSETS:
   Investments at fair value...................................  $            253,880    $              8,469   $             16,779
   Due from MetLife Insurance
     Company USA...............................................                     1                      --                     --
                                                                 --------------------    --------------------   --------------------
        Total Assets...........................................               253,881                   8,469                 16,779
                                                                 --------------------    --------------------   --------------------
LIABILITIES:
   Accrued fees................................................                    41                       4                      9
   Due to MetLife Insurance
     Company USA...............................................                    --                      --                      1
                                                                 --------------------    --------------------   --------------------
        Total Liabilities......................................                    41                       4                     10
                                                                 --------------------    --------------------   --------------------

NET ASSETS.....................................................  $            253,840    $              8,465   $             16,769
                                                                 ====================    ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..........................  $            253,840    $              8,465   $             16,769
   Net assets from contracts in payout.........................                    --                      --                     --
                                                                 --------------------    --------------------   --------------------
        Total Net Assets.......................................  $            253,840    $              8,465   $             16,769
                                                                 ====================    ====================   ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                               AMERICAN FUNDS
                                                    ALGER            AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL
                                              SMALL CAP GROWTH            BOND             GLOBAL GROWTH       CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         2,943,284  $         3,596,844  $           152,541
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              798,826            1,659,056            3,693,821            1,418,413
      Administrative charges...............                   --              378,400              772,469              263,914
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              798,826            2,037,456            4,466,290            1,682,327
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (798,826)              905,828            (869,446)          (1,529,786)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,263,274               55,659           30,333,970              555,180
      Realized gains (losses) on sale of
        investments........................              531,702              250,756            4,507,434            2,222,446
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            5,794,976              306,415           34,841,404            2,777,626
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,736,249)            4,487,780         (31,374,425)            (217,375)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               58,727            4,794,195            3,466,979            2,560,251
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (740,099)  $         5,700,023  $         2,597,533  $         1,030,465
                                             ===================  ===================  ===================  ===================


                                                AMERICAN FUNDS       AMERICAN FUNDS      BLACKROCK GLOBAL        DEUTSCHE I
                                                    GROWTH            GROWTH-INCOME       ALLOCATION V.I.       INTERNATIONAL
                                                  SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (a)        SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         6,425,095  $         4,950,647  $               183  $           303,234
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,986,171            4,847,033                    6              233,075
      Administrative charges...............            1,993,293              885,227                    1                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,979,464            5,732,260                    7              233,075
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (5,554,369)            (781,613)                  176               70,159
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           40,539,557           18,739,094                  655                   --
      Realized gains (losses) on sale of
        investments........................           33,606,757           12,219,050                   --            (332,105)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           74,146,314           30,958,144                  655            (332,105)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (13,021,445)            3,352,629                (974)          (2,003,646)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           61,124,869           34,310,773                (319)          (2,335,751)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        55,570,500  $        33,529,160  $             (143)  $       (2,265,592)
                                             ===================  ===================  ===================  ===================


                                               FEDERATED HIGH          FEDERATED
                                                 INCOME BOND            KAUFMAN
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,573  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  374                  636
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................                  374                  636
                                             -------------------  -------------------
          Net investment income (loss).....                1,199                (636)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                4,778
      Realized gains (losses) on sale of
        investments........................                    1                  482
                                             -------------------  -------------------
          Net realized gains (losses)......                    1                5,260
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                (866)              (1,010)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (865)                4,250
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               334  $             3,614
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                FIDELITY VIP          FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                                ASSET MANAGER          CONTRAFUND          EQUITY-INCOME       FUNDSMANAGER 50%
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,289,608  $          5,468,276  $           159,700  $         39,994,738
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,189,338             7,421,280               81,418            54,593,742
      Administrative charges...............                   --               915,061                   --                    --
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,189,338             8,336,341               81,418            54,593,742
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              100,270           (2,868,065)               78,282          (14,599,004)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,083,560            12,377,051               79,224            27,091,468
      Realized gains (losses) on sale of
        investments........................            1,009,810            26,454,957               53,544                 2,515
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            5,093,370            38,832,008              132,768            27,093,983
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,349,291)            25,038,910              191,058            69,079,003
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,744,079            63,870,918              323,826            96,172,986
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,844,349  $         61,002,853  $           402,108  $         81,573,982
                                             ===================  ====================  ===================  ====================

                                                 FIDELITY VIP          FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                               FUNDSMANAGER 60%           GROWTH              INDEX 500              MID CAP
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         49,645,312  $           308,790  $          1,101,320  $            84,231
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            79,383,909            2,269,180               934,355            4,909,789
      Administrative charges...............                    --                   --                    --            1,100,532
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................            79,383,909            2,269,180               934,355            6,010,321
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....          (29,738,597)          (1,960,390)               166,965          (5,926,090)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           106,313,573                   --                61,135           10,457,143
      Realized gains (losses) on sale of
        investments........................            44,775,147            6,685,051             2,907,020            5,343,375
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....           151,088,720            6,685,051             2,968,155           15,800,518
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            10,595,817           11,054,078             4,754,472           10,107,932
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           161,684,537           17,739,129             7,722,627           25,908,450
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        131,945,940  $        15,778,739  $          7,889,592  $        19,982,360
                                             ====================  ===================  ====================  ===================

                                                FIDELITY VIP          FIDELITY VIP
                                                MONEY MARKET            OVERSEAS
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             8,944  $             71,100
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,625,244                68,683
      Administrative charges...............                   --                    --
                                             -------------------  --------------------
        Total expenses.....................            1,625,244                68,683
                                             -------------------  --------------------
           Net investment income (loss)....          (1,616,300)                 2,417
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 1,431
      Realized gains (losses) on sale of
        investments........................                   --                58,714
                                             -------------------  --------------------
           Net realized gains (losses).....                   --                60,145
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                   --             (589,122)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   --             (528,977)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,616,300)  $          (526,560)
                                             ===================  ====================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                FTVIPT FRANKLIN      FTVIPT FRANKLIN       FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                                  INCOME VIP        MUTUAL SHARES VIP    SMALL CAP VALUE VIP      FOREIGN VIP
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        15,199,458  $          3,135,687  $           766,132   $         1,533,782
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,401,258             1,778,227            1,360,274             1,279,065
      Administrative charges...............              763,744               391,037              313,235               206,418
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            4,165,002             2,169,264            1,673,509             1,485,483
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....           11,034,456               966,423            (907,377)                48,299
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               815,306            9,238,289                    --
      Realized gains (losses) on sale of
        investments........................            2,072,298             3,503,129            2,014,411             1,031,529
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            2,072,298             4,318,435           11,252,700             1,031,529
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,371,554)             3,347,372         (11,208,452)          (11,682,571)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,299,256)             7,665,807               44,248          (10,651,042)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,735,200  $          8,632,230  $         (863,129)   $      (10,602,743)
                                             ===================  ====================  ====================  ===================

                                               FTVIPT TEMPLETON       INVESCO V.I.          INVESCO V.I.         INVESCO V.I.
                                                GLOBAL BOND VIP    AMERICAN FRANCHISE        CORE EQUITY       EQUITY AND INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        13,120,254  $                 --  $              2,179  $        10,470,109
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,781,549                   724                 3,500            7,442,427
      Administrative charges...............              642,197                    --                    --            1,660,128
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            3,423,746                   724                 3,500            9,102,555
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            9,696,508                 (724)               (1,321)            1,367,554
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                 1,217           32,290,517
      Realized gains (losses) on sale of
        investments........................             (97,489)                46,339                12,927           10,802,571
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....             (97,489)                46,339                14,144           43,093,088
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,236,911)              (52,381)                 2,433            2,305,377
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (8,334,400)               (6,042)                16,577           45,398,465
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,362,108  $            (6,766)  $             15,256  $        46,766,019
                                             ===================  ====================  ====================  ===================

                                                 INVESCO V.I.          INVESCO V.I.
                                               GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                126  $         3,897,094
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,274,926            3,099,816
      Administrative charges...............               285,712              703,728
                                             --------------------  --------------------
        Total expenses.....................             1,560,638            3,803,544
                                             --------------------  --------------------
           Net investment income (loss)....           (1,560,512)               93,550
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   817                   --
      Realized gains (losses) on sale of
        investments........................           119,592,828            3,452,220
                                             --------------------  --------------------
           Net realized gains (losses).....           119,593,645            3,452,220
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (115,750,581)          (6,631,350)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             3,843,064          (3,179,130)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,282,552  $       (3,085,580)
                                             ====================  ====================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                         LMPVET                LMPVET                LMPVET
                                                IVY FUNDS VIP     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               ASSET STRATEGY       AGGRESSIVE GROWTH       APPRECIATION          EQUITY INCOME
                                               SUB-ACCOUNT (a)         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $           520,648   $         4,838,410   $         4,076,515
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    5             3,545,931             4,691,757             2,270,124
      Administrative charges...............                    1               755,366             1,029,463               498,162
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................                    6             4,301,297             5,721,220             2,768,286
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....                  (6)           (3,780,649)             (882,810)             1,308,229
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            19,619,365            16,068,149                    --
      Realized gains (losses) on sale of
        investments........................                   --            13,107,269             7,597,048             4,299,834
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......                   --            32,726,634            23,665,197             4,299,834
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                (526)            22,284,631            14,760,295            16,931,806
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (526)            55,011,265            38,425,492            21,231,640
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             (532)   $        51,230,616   $        37,542,682   $        22,539,869
                                             ===================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE   PERMAL ALTERNATIVE
                                               LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH         SELECT VIT
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (a)
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            23,233   $           152,233   $                --   $             1,231
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               73,244               116,402             1,270,738                   210
      Administrative charges...............               12,057                19,407               272,921                    49
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................               85,301               135,809             1,543,659                   259
                                             --------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....             (62,068)                16,424           (1,543,659)                   972
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              604,827               624,894            12,271,711                    --
      Realized gains (losses) on sale of
        investments........................              314,912               201,624             2,590,249                    --
                                             --------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              919,739               826,518            14,861,960                    --
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (332,781)              (94,646)          (10,235,288)                   314
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              586,958               731,872             4,626,672                   314
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           524,890   $           748,296   $         3,083,013   $             1,286
                                             ====================  ====================  ====================  ===================

                                                    LMPVET               LMPVET
                                              VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                                ALLOCATION 50%       ALLOCATION 70%
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,082,804  $            38,179
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              486,828               30,279
      Administrative charges...............              109,932                5,490
                                             -------------------  -------------------
        Total expenses.....................              596,760               35,769
                                             -------------------  -------------------
          Net investment income (loss).....              486,044                2,410
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            1,019,129              134,694
                                             -------------------  -------------------
          Net realized gains (losses)......            1,019,129              134,694
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (36,134)             (62,721)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              982,995               71,973
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,469,039  $            74,383
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                   LMPVET            LMPVIT WESTERN
                                             VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL         MFS VIT              MFS VIT
                                               ALLOCATION 85%        HIGH YIELD BOND        INVESTORS TRUST       NEW DISCOVERY
                                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,656,044  $         7,537,431    $                88  $                --
                                             -------------------  ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,048,102            1,239,948                    201                  579
      Administrative charges...............              234,319              265,108                     --                   --
                                             -------------------  ---------------------  -------------------  -------------------
        Total expenses.....................            1,282,421            1,505,056                    201                  579
                                             -------------------  ---------------------  -------------------  -------------------
          Net investment income (loss).....              373,623            6,032,375                  (113)                (579)
                                             -------------------  ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,933,617                   --                    720                8,458
      Realized gains (losses) on sale of
        investments........................            2,501,026              113,974                  6,712                  508
                                             -------------------  ---------------------  -------------------  -------------------
          Net realized gains (losses)......            5,434,643              113,974                  7,432                8,966
                                             -------------------  ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,807,313)          (8,718,909)                (6,574)             (12,305)
                                             -------------------  ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,627,330          (8,604,935)                    858              (3,339)
                                             -------------------  ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,000,953  $       (2,572,560)    $               745  $           (3,918)
                                             ===================  =====================  ===================  ===================

                                                                          MIST                 MIST
                                                                    ALLIANCEBERNSTEIN     ALLIANZ GLOBAL        MIST AMERICAN
                                                                     GLOBAL DYNAMIC      INVESTORS DYNAMIC     FUNDS BALANCED
                                               MFS VIT RESEARCH        ALLOCATION        MULTI-ASSET PLUS        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)        SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               387  $        65,209,125  $             80,594  $        43,573,207
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  682           39,348,602                60,973           44,254,065
      Administrative charges...............                   --            8,397,787                14,797            8,594,116
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................                  682           47,746,389                75,770           52,848,181
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....                (295)           17,462,736                 4,824          (9,274,974)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                3,513           64,924,369               169,949          332,687,325
      Realized gains (losses) on sale of
        investments........................               15,644           26,348,829                 1,372           45,787,128
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......               19,157           91,273,198               171,321          378,474,453
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (16,582)           81,273,478                67,003        (221,142,935)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                2,575          172,546,676               238,324          157,331,518
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,280  $       190,009,412  $            243,148  $       148,056,544
                                             ===================  ===================  ====================  ===================


                                                MIST AMERICAN
                                                FUNDS GROWTH          MIST AMERICAN
                                                 ALLOCATION           FUNDS GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        19,016,568  $         3,496,860
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           24,317,518            8,083,381
      Administrative charges...............            4,628,783            1,577,377
                                             -------------------  -------------------
        Total expenses.....................           28,946,301            9,660,758
                                             -------------------  -------------------
          Net investment income (loss).....          (9,929,733)          (6,163,898)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          282,001,792           37,016,758
      Realized gains (losses) on sale of
        investments........................           29,425,874           21,121,263
                                             -------------------  -------------------
          Net realized gains (losses)......          311,427,666           58,138,021
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (216,740,668)         (11,947,440)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           94,686,998           46,190,581
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        84,757,265  $        40,026,683
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MIST AMERICAN          MIST AQR          MIST BLACKROCK
                                                FUNDS MODERATE         GLOBAL RISK        GLOBAL TACTICAL      MIST BLACKROCK
                                                  ALLOCATION            BALANCED            STRATEGIES           HIGH YIELD
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        25,942,038  $                --  $        61,497,671  $        16,189,549
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           22,791,824           37,431,539           64,217,014            3,498,630
      Administrative charges...............            4,438,090            8,010,789           13,701,030              665,106
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           27,229,914           45,442,328           77,918,044            4,163,736
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,287,876)         (45,442,328)         (16,420,373)           12,025,813
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          154,394,431           14,732,500          290,055,944           12,328,315
      Realized gains (losses) on sale of
        investments........................           22,369,485            8,917,836           36,092,852              388,485
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          176,763,916           23,650,336          326,148,796           12,716,800
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (97,636,993)          108,694,006         (72,592,431)         (19,968,507)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           79,126,923          132,344,342          253,556,365          (7,251,707)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        77,839,047  $        86,902,014  $       237,135,992  $         4,774,106
                                             ===================  ===================  ===================  ===================

                                                                                              MIST                 MIST
                                                MIST CLARION       MIST CLEARBRIDGE       GOLDMAN SACHS       HARRIS OAKMARK
                                             GLOBAL REAL ESTATE    AGGRESSIVE GROWTH      MID CAP VALUE        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,939,912  $           602,873  $           921,727  $        16,629,378
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,712,146            7,298,827            2,322,451            9,229,813
      Administrative charges...............              713,293            1,360,440              429,183            1,727,882
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,425,439            8,659,267            2,751,634           10,957,695
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,485,527)          (8,056,394)          (1,829,907)            5,671,683
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --           29,842,041           66,592,068
      Realized gains (losses) on sale of
        investments........................            1,432,009           36,635,069            5,064,218            8,223,909
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,432,009           36,635,069           34,906,259           74,815,977
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           29,887,079           56,948,433         (14,180,162)        (131,491,626)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           31,319,088           93,583,502           20,726,097         (56,675,649)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        29,833,561  $        85,527,108  $        18,896,190  $      (51,003,966)
                                             ===================  ===================  ===================  ===================

                                                MIST INVESCO
                                                BALANCED-RISK        MIST INVESCO
                                                 ALLOCATION            COMSTOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         4,170,318
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,454,240            8,375,886
      Administrative charges...............            2,079,801            1,742,449
                                             -------------------  -------------------
        Total expenses.....................           11,534,041           10,118,335
                                             -------------------  -------------------
          Net investment income (loss).....         (11,534,041)          (5,948,017)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           38,797,809                   --
      Realized gains (losses) on sale of
        investments........................            1,704,073           19,778,596
                                             -------------------  -------------------
          Net realized gains (losses)......           40,501,882           19,778,596
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,357,344           42,690,949
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           44,859,226           62,469,545
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        33,325,185  $        56,521,528
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                               MIST JPMORGAN
                                                 MIST INVESCO         MIST INVESCO        MIST JPMORGAN        GLOBAL ACTIVE
                                                 MID CAP VALUE      SMALL CAP GROWTH        CORE BOND           ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           737,527  $                --  $         4,627,654  $         9,641,772
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,870,504            4,044,756            4,232,507            9,836,384
      Administrative charges...............              559,463              768,448              813,815            2,139,255
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,429,967            4,813,204            5,046,322           11,975,639
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (2,692,440)          (4,813,204)            (418,668)          (2,333,867)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           27,568,499           36,435,193            1,754,274           26,321,334
      Realized gains (losses) on sale of
        investments........................            4,714,795           11,314,956            (459,411)            1,218,964
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           32,283,294           47,750,149            1,294,863           27,540,298
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (9,866,841)         (24,251,382)           10,102,500           19,805,708
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           22,416,453           23,498,767           11,397,363           47,346,006
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        19,724,013  $        18,685,563  $        10,978,695  $        45,012,139
                                             ===================  ===================  ===================  ===================

                                                                                                                   MIST
                                                 MIST JPMORGAN    MIST LOOMIS SAYLES    MIST LORD ABBETT      MET/EATON VANCE
                                                SMALL CAP VALUE     GLOBAL MARKETS       BOND DEBENTURE        FLOATING RATE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           291,033  $         3,650,465  $        14,555,989  $         2,980,447
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              407,340            2,307,636            3,549,683            1,116,813
      Administrative charges...............               67,776              438,865              621,433              204,411
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              475,116            2,746,501            4,171,116            1,321,224
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (184,083)              903,964           10,384,873            1,659,223
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,224,542                   --            7,077,870              370,498
      Realized gains (losses) on sale of
        investments........................              840,940            5,851,208            3,798,700            (159,240)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            4,065,482            5,851,208           10,876,570              211,258
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,083,282)          (3,452,819)         (13,286,737)          (2,518,686)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              982,200            2,398,389          (2,410,167)          (2,307,428)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           798,117  $         3,302,353  $         7,974,706  $         (648,205)
                                             ===================  ===================  ===================  ===================

                                              MIST MET/FRANKLIN
                                                LOW DURATION      MIST MET/TEMPLETON
                                                TOTAL RETURN      INTERNATIONAL BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        3,758,068  $         2,342,050
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           2,290,724              641,367
      Administrative charges...............             436,996              126,381
                                             ------------------  -------------------
        Total expenses.....................           2,727,720              767,748
                                             ------------------  -------------------
          Net investment income (loss).....           1,030,348            1,574,302
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --
      Realized gains (losses) on sale of
        investments........................           (132,806)            (178,047)
                                             ------------------  -------------------
          Net realized gains (losses)......           (132,806)            (178,047)
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (1,819,015)          (1,505,639)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (1,951,821)          (1,683,686)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (921,473)  $         (109,384)
                                             ==================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                            MIST METLIFE
                                                 MIST METLIFE          MIST METLIFE          MULTI-INDEX        MIST METLIFE
                                             ASSET ALLOCATION 100      BALANCED PLUS        TARGETED RISK      SMALL CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,637,241   $       121,337,282  $                --  $           138,649
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,859,623            80,443,367            3,876,561            4,203,910
      Administrative charges...............            1,628,395            17,305,788              847,479              754,614
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................           10,488,018            97,749,155            4,724,040            4,958,524
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (5,850,777)            23,588,127          (4,724,040)          (4,819,875)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           537,909,978            1,029,216           12,962,190
      Realized gains (losses) on sale of
        investments........................           16,294,442            14,161,916              411,784           15,771,165
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           16,294,442           552,071,894            1,441,000           28,733,355
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,631,228          (36,064,867)           28,321,809         (23,969,258)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           27,925,670           516,007,027           29,762,809            4,764,097
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        22,074,893   $       539,595,154  $        25,038,769  $          (55,778)
                                             ====================  ===================  ===================  ===================

                                                                         MIST                 MIST
                                              MIST MFS EMERGING      MFS RESEARCH        MORGAN STANLEY      MIST OPPENHEIMER
                                               MARKETS EQUITY        INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        3,828,445  $         7,109,698  $             2,610  $           623,583
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           5,849,647            4,255,944            2,821,599              823,705
      Administrative charges...............           1,138,624              763,563              590,481              189,172
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................           6,988,271            5,019,507            3,412,080            1,012,877
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....         (3,159,826)            2,090,191          (3,409,470)            (389,294)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --                   --            2,284,012
      Realized gains (losses) on sale of
        investments........................           2,820,880            1,753,034            5,684,794            1,211,781
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           2,820,880            1,753,034            5,684,794            3,495,793
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (35,285,750)         (30,446,779)          (2,736,107)          (2,567,600)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (32,464,870)         (28,693,745)            2,948,687              928,193
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (35,624,696)  $      (26,603,554)  $         (460,783)  $           538,899
                                             ==================  ===================  ===================  ===================

                                                     MIST                 MIST
                                                PANAGORA GLOBAL      PIMCO INFLATION
                                               DIVERSIFIED RISK      PROTECTED BOND
                                                SUB-ACCOUNT (b)        SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            26,867  $        12,126,214
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               40,488           10,476,635
      Administrative charges...............                9,901            1,964,476
                                             -------------------  -------------------
        Total expenses.....................               50,389           12,441,111
                                             -------------------  -------------------
          Net investment income (loss).....             (23,522)            (314,897)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              194,785                   --
      Realized gains (losses) on sale of
        investments........................               12,836         (10,840,115)
                                             -------------------  -------------------
          Net realized gains (losses)......              207,621         (10,840,115)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (153,203)           22,930,848
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               54,418           12,090,733
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            30,896  $        11,775,836
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                    MIST                MIST             MIST PIONEER        MIST PYRAMIS
                                             PIMCO TOTAL RETURN     PIONEER FUND       STRATEGIC INCOME    GOVERNMENT INCOME
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       44,715,531  $         4,964,495  $       47,381,038  $        17,867,325
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          25,204,204            3,397,763          10,744,260            7,894,371
      Administrative charges...............           4,655,125              749,286           2,378,040            1,719,147
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................          29,859,329            4,147,049          13,122,300            9,613,518
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....          14,856,202              817,446          34,258,738            8,253,807
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --           83,758,457           9,512,058                   --
      Realized gains (losses) on sale of
        investments........................         (1,792,640)            4,153,016           2,746,355          (2,556,572)
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......         (1,792,640)           87,911,473          12,258,413          (2,556,572)
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          36,415,773         (61,223,094)        (17,661,136)           34,979,601
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          34,623,133           26,688,379         (5,402,723)           32,423,029
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       49,479,335  $        27,505,825  $       28,856,015  $        40,676,836
                                             ==================  ===================  ==================  ===================

                                                MIST PYRAMIS        MIST SCHRODERS     MIST SSGA GROWTH         MIST SSGA
                                                MANAGED RISK      GLOBAL MULTI-ASSET    AND INCOME ETF         GROWTH ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $        6,219,544  $        34,660,381  $        9,464,132
                                             -------------------  ------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,430,326           5,467,098           19,537,196           6,511,544
      Administrative charges...............              301,410           1,180,854            3,869,634           1,260,972
                                             -------------------  ------------------  -------------------  ------------------
        Total expenses.....................            1,731,736           6,647,952           23,406,830           7,772,516
                                             -------------------  ------------------  -------------------  ------------------
          Net investment income (loss).....          (1,731,736)           (428,408)           11,253,551           1,691,616
                                             -------------------  ------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              387,657          17,005,335           91,560,188          31,239,331
      Realized gains (losses) on sale of
        investments........................              127,585           1,512,218           21,817,267           9,921,674
                                             -------------------  ------------------  -------------------  ------------------
          Net realized gains (losses)......              515,242          18,517,553          113,377,455          41,161,005
                                             -------------------  ------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            9,325,602          10,370,401         (60,416,484)        (24,023,767)
                                             -------------------  ------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            9,840,844          28,887,954           52,960,971          17,137,238
                                             -------------------  ------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,109,108  $       28,459,546  $        64,214,522  $       18,828,854
                                             ===================  ==================  ===================  ==================

                                             MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                               LARGE CAP VALUE      MID CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         9,043,710  $               --
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           10,194,998           7,315,478
      Administrative charges...............            1,441,290           1,368,814
                                             -------------------  ------------------
        Total expenses.....................           11,636,288           8,684,292
                                             -------------------  ------------------
          Net investment income (loss).....          (2,592,578)         (8,684,292)
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --          55,165,010
      Realized gains (losses) on sale of
        investments........................           22,160,919          28,182,665
                                             -------------------  ------------------
          Net realized gains (losses)......           22,160,919          83,347,675
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           67,563,377        (17,691,662)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           89,724,296          65,656,013
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        87,131,718  $       56,971,721
                                             ===================  ==================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                  MIST WMC        MSF BAILLIE GIFFORD      MSF BARCLAYS         MSF BLACKROCK
                                             LARGE CAP RESEARCH   INTERNATIONAL STOCK  AGGREGATE BOND INDEX      BOND INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           132,983  $        3,615,555   $         4,927,769   $         1,940,729
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              243,807           3,720,735             2,348,125               850,832
      Administrative charges...............               41,487             718,128               450,463               137,316
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              285,294           4,438,863             2,798,588               988,148
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (152,311)           (823,308)             2,129,181               952,581
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --                    --                    --
      Realized gains (losses) on sale of
        investments........................              962,687           2,816,068             (108,055)                40,190
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......              962,687           2,816,068             (108,055)                40,190
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,050,584        (15,452,332)             4,954,438             2,001,494
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,013,271        (12,636,264)             4,846,383             2,041,684
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,860,960  $     (13,459,572)   $         6,975,564   $         2,994,265
                                             ===================  ===================  ====================  ===================

                                                 MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK        MSF FRONTIER
                                             CAPITAL APPRECIATION    LARGE CAP VALUE       MONEY MARKET        MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $             8,821   $            52,453  $                --  $               --
                                             --------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              199,329                55,088            5,700,637           1,117,620
      Administrative charges...............               31,137                     1            1,066,269             205,249
                                             --------------------  -------------------  -------------------  ------------------
        Total expenses.....................              230,466                55,089            6,766,906           1,322,869
                                             --------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....            (221,645)               (2,636)          (6,766,906)         (1,322,869)
                                             --------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               955,775                   --           7,739,497
      Realized gains (losses) on sale of
        investments........................            1,124,532              (34,510)                   --           1,990,712
                                             --------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......            1,124,532               921,265                   --           9,730,209
                                             --------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................               32,868             (583,420)                   --         (1,239,505)
                                             --------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,157,400               337,845                   --           8,490,704
                                             --------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           935,755   $           335,209  $       (6,766,906)  $        7,167,835
                                             ====================  ===================  ===================  ==================

                                                      MSF          MSF LOOMIS SAYLES
                                                JENNISON GROWTH     SMALL CAP CORE
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           197,268  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,445,742              206,598
      Administrative charges...............            1,355,668               34,490
                                             -------------------  -------------------
        Total expenses.....................            8,801,410              241,088
                                             -------------------  -------------------
          Net investment income (loss).....          (8,604,142)            (241,088)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           30,187,427            1,865,120
      Realized gains (losses) on sale of
        investments........................           26,920,084              455,815
                                             -------------------  -------------------
          Net realized gains (losses)......           57,107,511            2,320,935
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (11,083,979)          (1,853,055)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           46,023,532              467,880
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        37,419,390  $           226,792
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                        MSF MET/DIMENSIONAL
                                               MSF LOOMIS SAYLES     MSF MET/ARTISAN    INTERNATIONAL SMALL      MSF METLIFE
                                               SMALL CAP GROWTH       MID CAP VALUE           COMPANY        ASSET ALLOCATION 20
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         1,472,681   $         1,248,428  $           264,075
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                2,311            3,618,266               828,219              301,504
      Administrative charges...............                  583              624,727               154,213               55,991
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                2,894            4,242,993               982,432              357,495
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....              (2,894)          (2,770,312)               265,996             (93,420)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               30,933                   --             2,173,734              286,319
      Realized gains (losses) on sale of
        investments........................                2,102            9,182,228             1,940,889              303,511
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......               33,035            9,182,228             4,114,623              589,830
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (27,964)          (6,138,938)           (9,176,434)             (85,239)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                5,071            3,043,290           (5,061,811)              504,591
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,177  $           272,978   $       (4,795,815)  $           411,171
                                             ===================  ====================  ===================  ===================


                                                 MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                             ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           219,754  $           900,272   $           922,358   $          1,068,975
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           47,673,890           70,192,993            62,393,559              1,657,801
      Administrative charges...............            8,982,816           13,215,503            11,448,724                230,847
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................           56,656,706           83,408,496            73,842,283              1,888,648
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....         (56,436,952)         (82,508,224)          (72,919,925)              (819,673)
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              282,372            1,689,985                    --              5,986,438
      Realized gains (losses) on sale of
        investments........................           14,697,072           18,025,699            18,208,146              5,573,256
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......           14,979,444           19,715,684            18,208,146             11,559,694
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          181,094,658          325,337,909           313,139,176            (1,212,992)
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          196,074,102          345,053,593           331,347,322             10,346,702
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       139,637,150  $       262,545,369   $       258,427,397   $          9,527,029
                                             ===================  ====================  ====================  ====================


                                                 MSF METLIFE               MSF
                                                 STOCK INDEX        MFS TOTAL RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         8,650,510  $         1,037,227
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,169,934              634,571
      Administrative charges...............            1,246,417               88,086
                                             -------------------  -------------------
        Total expenses.....................            9,416,351              722,657
                                             -------------------  -------------------
          Net investment income (loss).....            (765,841)              314,570
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           14,298,345                   --
      Realized gains (losses) on sale of
        investments........................           24,689,374            1,124,465
                                             -------------------  -------------------
          Net realized gains (losses)......           38,987,719            1,124,465
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           23,647,160            1,597,039
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           62,634,879            2,721,504
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        61,869,038  $         3,036,074
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                                       MSF MSCI           MSF NEUBERGER             MSF
                                                MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS     RUSSELL 2000 INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,988,712  $         2,560,143  $          349,614  $         1,316,027
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,433,548            1,355,678           2,163,993            1,808,055
      Administrative charges...............              612,780              213,247             362,078              306,834
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            4,046,328            1,568,925           2,526,071            2,114,889
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             (57,616)              991,218         (2,176,457)            (798,862)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,112,589                   --                  --            3,120,572
      Realized gains (losses) on sale of
        investments........................            6,560,127            2,887,187           4,329,229            5,246,886
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           18,672,716            2,887,187           4,329,229            8,367,458
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,950,546         (11,944,228)         (5,677,025)          (3,199,788)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           21,623,262          (9,057,041)         (1,347,796)            5,167,670
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        21,565,646  $       (8,065,823)  $      (3,524,253)  $         4,368,808
                                             ===================  ===================  ==================  ===================

                                                                                           MSF VAN ECK       MSF WESTERN ASSET
                                              MSF T. ROWE PRICE    MSF T. ROWE PRICE     GLOBAL NATURAL    MANAGEMENT STRATEGIC
                                              LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES       BOND OPPORTUNITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             ------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            1,687  $               945  $           270,768   $                --
                                             ------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           2,102,334              142,476            1,310,718                     4
      Administrative charges...............             381,511               11,716              254,406                     1
                                             ------------------  -------------------  -------------------  --------------------
        Total expenses.....................           2,483,845              154,192            1,565,124                     5
                                             ------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....         (2,482,158)            (153,247)          (1,294,356)                   (5)
                                             ------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          10,983,579              789,869            1,705,108                    --
      Realized gains (losses) on sale of
        investments........................           3,410,255              674,821               82,770                    --
                                             ------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......          14,393,834            1,464,690            1,787,878                    --
                                             ------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (1,397,928)            (830,342)         (19,515,189)                    48
                                             ------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          12,995,906              634,348         (17,727,311)                    48
                                             ------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       10,513,748  $           481,101  $      (19,021,667)   $                43
                                             ==================  ===================  ===================  ====================

                                              MSF WESTERN ASSET         MSF WMC
                                                 MANAGEMENT           CORE EQUITY
                                               U.S. GOVERNMENT       OPPORTUNITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        4,803,092  $         3,680,864
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           3,391,531            8,504,333
      Administrative charges...............             713,947            1,543,651
                                             ------------------  -------------------
        Total expenses.....................           4,105,478           10,047,984
                                             ------------------  -------------------
          Net investment income (loss).....             697,614          (6,367,120)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --           54,385,564
      Realized gains (losses) on sale of
        investments........................             (3,865)           36,633,301
                                             ------------------  -------------------
          Net realized gains (losses)......             (3,865)           91,018,865
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           2,454,211         (33,491,386)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           2,450,346           57,527,479
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        3,147,960  $        51,160,359
                                             ==================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                        OPPENHEIMER VA        OPPENHEIMER VA
                                                  NEUBERGER         OPPENHEIMER VA     GLOBAL STRATEGIC         MAIN STREET
                                               BERMAN GENESIS          CORE BOND            INCOME               SMALL CAP
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                5  $               470  $               195  $           770,584
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  93                  123                   62            1,342,693
      Administrative charges...............                  --                   --                   --              303,187
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................                  93                  123                   62            1,645,880
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                (88)                  347                  133            (875,296)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 688                   --                   --           17,095,411
      Realized gains (losses) on sale of
        investments........................                 783                (267)                    5            4,873,313
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               1,471                (267)                    5           21,968,724
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (1,551)                  416                 (73)          (9,177,366)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (80)                  149                 (68)           12,791,358
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            (168)  $               496  $                65  $        11,916,062
                                             ==================  ===================  ===================  ===================

                                                                                           PIMCO VIT             PIMCO VIT
                                               OPPENHEIMER VA       OPPENHEIMER VA    COMMODITYREALRETURN        EMERGING
                                                 MAIN STREET             MONEY             STRATEGY             MARKET BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (a)       SUB-ACCOUNT (a)
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              878  $                --  $               24   $                36
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               1,467                   53                  10                     6
      Administrative charges...............                  --                   --                   3                     1
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................               1,467                   53                  13                     7
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               (589)                 (53)                  11                    29
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               2,122                   --                  --                    --
      Realized gains (losses) on sale of
        investments........................               3,163                   --                  --                    --
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               5,285                   --                  --                    --
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               4,566                   --             (1,741)                    76
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               9,851                   --             (1,741)                    76
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            9,262  $              (53)  $          (1,730)   $               105
                                             ==================  ===================  ===================  ===================


                                                  PIMCO VIT           PIONEER VCT
                                             UNCONSTRAINED BOND      MID CAP VALUE
                                               SUB-ACCOUNT (a)        SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $                 1  $          475,379
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    1             829,292
      Administrative charges...............                   --             182,078
                                             -------------------  ------------------
        Total expenses.....................                    1           1,011,370
                                             -------------------  ------------------
          Net investment income (loss).....                   --           (535,991)
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           9,760,052
      Realized gains (losses) on sale of
        investments........................                   --           1,926,035
                                             -------------------  ------------------
          Net realized gains (losses)......                   --          11,686,087
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................                  (4)         (2,093,671)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                  (4)           9,592,416
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               (4)  $        9,056,425
                                             ===================  ==================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                   PIONEER VCT          T. ROWE PRICE         T. ROWE PRICE         T. ROWE PRICE
                                               REAL ESTATE SHARES       GROWTH STOCK       INTERNATIONAL STOCK      PRIME RESERVE
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              5,970  $                 --  $              7,337  $                 65
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 3,556                68,593                 5,777                 5,422
      Administrative charges................                   646                    --                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 4,202                68,593                 5,777                 5,422
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 1,768              (68,593)                 1,560               (5,357)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                25,808               680,368                13,516                    --
      Realized gains (losses) on sale of
        investments.........................                22,068               901,812                 9,975                    --
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                47,876             1,582,180                23,491                    --
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                16,387             (938,069)              (35,473)                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                64,263               644,111              (11,982)                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             66,031  $            575,518  $           (10,422)  $            (5,357)
                                              ====================  ====================  ====================  ====================

                                                TAP 1919 VARIABLE                              VAN ECK VIP
                                               SOCIALLY RESPONSIVE       UIF GLOBAL            LONG/SHORT
                                                    BALANCED           INFRASTRUCTURE         EQUITY INDEX
                                                   SUB-ACCOUNT         SUB-ACCOUNT (a)       SUB-ACCOUNT (a)
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              2,144  $                 --  $                 --
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 3,304                     3                     8
      Administrative charges................                   614                     1                     2
                                              --------------------  --------------------  --------------------
        Total expenses......................                 3,918                     4                    10
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....               (1,774)                   (4)                  (10)
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                28,819                    --                    --
      Realized gains (losses) on sale of
        investments.........................                15,713                    --                    --
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......                44,532                    --                    --
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (24,999)                    44                    80
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                19,533                    44                    80
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             17,759  $                 40  $                 70
                                              ====================  ====================  ====================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                          ALGER SMALL CAP GROWTH               AMERICAN FUNDS BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (798,826)  $      (795,350)  $        905,828  $        718,730
   Net realized gains (losses)....         5,794,976         8,468,060           306,415         1,750,573
   Change in unrealized gains
     (losses) on investments......       (5,736,249)         8,688,799         4,487,780       (7,601,790)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         (740,099)        16,361,509         5,700,023       (5,132,487)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,408,289         1,617,076         4,263,222        11,875,043
   Net transfers (including fixed
     account).....................       (2,077,029)       (2,035,008)         7,408,301        11,294,017
   Contract charges...............           (7,514)           (8,421)       (1,458,856)       (1,263,411)
   Transfers for contract benefits
     and terminations.............       (5,159,978)       (4,789,042)      (10,825,095)       (9,827,827)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (5,836,232)       (5,215,395)         (612,428)        12,077,822
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (6,576,331)        11,146,114         5,087,595         6,945,335
NET ASSETS:
   Beginning of year..............        63,772,199        52,626,085       146,158,351       139,213,016
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     57,195,868  $     63,772,199  $    151,245,946  $    146,158,351
                                    ================  ================  ================  ================

                                                                                   AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2014              2013              2014               2013
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (869,446)  $      (526,928)  $    (1,529,786)  $       (549,405)
   Net realized gains (losses)....         34,841,404         3,982,592         2,777,626          1,957,425
   Change in unrealized gains
     (losses) on investments......       (31,374,425)        65,109,148         (217,375)         25,083,432
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          2,597,533        68,564,812         1,030,465         26,491,452
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         11,042,741        23,766,765         4,879,074         10,382,354
   Net transfers (including fixed
     account).....................          7,854,131       (8,540,368)           719,962        (3,851,967)
   Contract charges...............        (2,816,132)       (2,337,645)       (1,028,221)          (874,487)
   Transfers for contract benefits
     and terminations.............       (21,295,289)      (17,922,689)       (7,673,213)        (6,349,695)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (5,214,549)       (5,033,937)       (3,102,398)          (693,795)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............        (2,617,016)        63,530,875       (2,071,933)         25,797,657
NET ASSETS:
   Beginning of year..............        314,826,203       251,295,328       124,184,003         98,386,346
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     312,209,187  $    314,826,203  $    122,112,070  $     124,184,003
                                    =================  ================  ================  =================

                                                                                                             BLACKROCK GLOBAL
                                          AMERICAN FUNDS GROWTH            AMERICAN FUNDS GROWTH-INCOME       ALLOCATION V.I.
                                               SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------  -----------------
                                          2014              2013              2014               2013            2014 (a)
                                    ----------------  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,554,369)  $    (4,016,566)  $       (781,613)  $      (469,223)  $            176
   Net realized gains (losses)....        74,146,314        16,990,100         30,958,144         6,900,940               655
   Change in unrealized gains
     (losses) on investments......      (13,021,445)       182,361,798          3,352,629        89,831,743             (974)
                                    ----------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        55,570,500       195,335,332         33,529,160        96,263,460             (143)
                                    ----------------  ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,101,900        48,884,879         14,177,344        21,737,754             8,700
   Net transfers (including fixed
     account).....................      (29,722,388)      (28,227,693)       (13,563,643)      (13,953,890)                --
   Contract charges...............       (7,787,497)       (6,793,715)        (3,334,870)       (2,765,946)                --
   Transfers for contract benefits
     and terminations.............      (57,521,587)      (49,304,587)       (28,222,265)      (25,784,839)                --
                                    ----------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (90,929,572)      (35,441,116)       (30,943,434)      (20,766,921)             8,700
                                    ----------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (35,359,072)       159,894,216          2,585,726        75,496,539             8,557
NET ASSETS:
   Beginning of year..............       856,560,204       696,665,988        388,319,990       312,823,451                --
                                    ----------------  ----------------  -----------------  ----------------  ----------------
   End of year....................  $    821,201,132  $    856,560,204  $     390,905,716  $    388,319,990  $          8,557
                                    ================  ================  =================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                          DEUTSCHE I INTERNATIONAL            FEDERATED HIGH INCOME BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         70,159  $         689,035  $          1,199  $          1,375
   Net realized gains (losses).....         (332,105)          (490,812)                 1                --
   Change in unrealized gains
     (losses) on investments.......       (2,003,646)          2,799,643             (866)               (4)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (2,265,592)          2,997,866               334             1,371
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           659,698            653,441                --                --
   Net transfers (including fixed
     account)......................         (584,266)          (612,834)                --                --
   Contract charges................           (1,681)            (1,860)                --                --
   Transfers for contract benefits
     and terminations..............       (1,549,650)        (1,377,035)             (124)             (113)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,475,899)        (1,338,288)             (124)             (113)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (3,741,491)          1,659,578               210             1,258
NET ASSETS:
   Beginning of year...............        18,592,794         16,933,216            26,166            24,908
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     14,851,303  $      18,592,794  $         26,376  $         26,166
                                     ================  =================  ================  ================

                                              FEDERATED KAUFMAN                FIDELITY VIP ASSET MANAGER
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2014              2013               2014               2013
                                     -----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (636)  $          (544)   $        100,270  $         166,950
   Net realized gains (losses).....              5,260             3,616          5,093,370            806,245
   Change in unrealized gains
     (losses) on investments.......            (1,010)             9,524        (1,349,291)         10,480,801
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              3,614            12,596          3,844,349         11,453,996
                                     -----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --          1,446,073          1,646,197
   Net transfers (including fixed
     account)......................                 --                --          (804,686)        (2,338,518)
   Contract charges................                 --                --           (11,406)           (12,381)
   Transfers for contract benefits
     and terminations..............            (1,268)           (1,113)        (7,771,050)        (8,115,163)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            (1,268)           (1,113)        (7,141,069)        (8,819,865)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............              2,346            11,483        (3,296,720)          2,634,131
NET ASSETS:
   Beginning of year...............             44,907            33,424         88,274,483         85,640,352
                                     -----------------  ----------------   ----------------  -----------------
   End of year.....................  $          47,253  $         44,907   $     84,977,763  $      88,274,483
                                     =================  ================   ================  =================

                                           FIDELITY VIP CONTRAFUND           FIDELITY VIP EQUITY-INCOME
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,868,065)  $    (1,697,392)  $          78,282  $          58,439
   Net realized gains (losses).....        38,832,008        11,601,258            132,768            367,626
   Change in unrealized gains
     (losses) on investments.......        25,038,910       130,225,189            191,058            916,971
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        61,002,853       140,129,055            402,108          1,343,036
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        21,736,852        46,614,319             49,080             24,011
   Net transfers (including fixed
     account)......................      (14,481,072)       (6,126,568)           (33,795)           (72,869)
   Contract charges................       (3,870,205)       (2,923,183)                 --                 --
   Transfers for contract benefits
     and terminations..............      (44,412,621)      (36,834,423)          (695,665)          (862,819)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (41,027,046)           730,145          (680,380)          (911,677)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        19,975,807       140,859,200          (278,272)            431,359
NET ASSETS:
   Beginning of year...............       611,972,926       471,113,726          5,954,600          5,523,241
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $    631,948,733  $    611,972,926  $       5,676,328  $       5,954,600
                                     ================  ================  =================  =================

                                        FIDELITY VIP FUNDSMANAGER 50%
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (14,599,004)  $     (5,248,600)
   Net realized gains (losses).....        27,093,983         10,771,735
   Change in unrealized gains
     (losses) on investments.......        69,079,003        141,257,707
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        81,573,982        146,780,842
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --
   Net transfers (including fixed
     account)......................     1,509,904,970      1,474,414,428
   Contract charges................                --                 --
   Transfers for contract benefits
     and terminations..............      (86,814,147)       (31,224,567)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     1,423,090,823      1,443,189,861
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............     1,504,664,805      1,589,970,703
NET ASSETS:
   Beginning of year...............     2,033,793,788        443,823,085
                                     ----------------  -----------------
   End of year.....................  $  3,538,458,593  $   2,033,793,788
                                     ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                         FIDELITY VIP FUNDSMANAGER 60%             FIDELITY VIP GROWTH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2014              2013               2014               2013
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (29,738,597)  $    (31,238,110)  $    (1,960,390)  $     (1,579,739)
   Net realized gains (losses).....        151,088,720        171,159,819         6,685,051          4,112,179
   Change in unrealized gains
     (losses) on investments.......         10,595,817        435,136,185        11,054,078         41,938,391
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        131,945,940        575,057,894        15,778,739         44,470,831
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,544,619          5,496,546         3,540,118          3,349,924
   Net transfers (including fixed
     account)......................                 18                 --       (2,748,482)        (5,049,310)
   Contract charges................                 --                 --          (20,848)           (22,025)
   Transfers for contract benefits
     and terminations..............      (171,576,910)      (145,663,704)      (14,844,036)       (13,580,293)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (169,032,273)      (140,167,158)      (14,073,248)       (15,301,704)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (37,086,333)        434,890,736         1,705,491         29,169,127
NET ASSETS:
   Beginning of year...............      4,031,523,824      3,596,633,088       165,968,439        136,799,312
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $   3,994,437,491  $   4,031,523,824  $    167,673,930  $     165,968,439
                                     =================  =================  ================  =================

                                           FIDELITY VIP INDEX 500                FIDELITY VIP MID CAP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2014               2013               2014              2013
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         166,965  $        325,124  $     (5,926,090)  $     (4,216,245)
   Net realized gains (losses).....          2,968,155         2,857,955         15,800,518         56,577,725
   Change in unrealized gains
     (losses) on investments.......          4,754,472        14,178,938         10,107,932         61,592,202
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,889,592        17,362,017         19,982,360        113,953,682
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --         17,813,812         45,946,288
   Net transfers (including fixed
     account)......................        (1,329,473)       (2,603,865)        (7,392,472)       (13,593,184)
   Contract charges................           (22,548)          (23,942)        (4,591,308)        (3,645,078)
   Transfers for contract benefits
     and terminations..............        (6,048,836)       (6,041,583)       (26,116,641)       (20,912,658)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (7,400,857)       (8,669,390)       (20,286,609)          7,795,368
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............            488,735         8,692,627          (304,249)        121,749,050
NET ASSETS:
   Beginning of year...............         69,677,247        60,984,620        446,581,942        324,832,892
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $      70,165,982  $     69,677,247  $     446,277,693  $     446,581,942
                                     =================  ================  =================  =================

                                           FIDELITY VIP MONEY MARKET              FIDELITY VIP OVERSEAS
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2014               2013              2014              2013
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (1,616,300)  $     (1,597,325)  $          2,417  $          5,035
   Net realized gains (losses).....                 --                 --            60,145            11,595
   Change in unrealized gains
     (losses) on investments.......                 --                 --         (589,122)         1,380,290
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,616,300)        (1,597,325)         (526,560)         1,396,920
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      1,490,641,290      1,482,045,626            91,282            83,529
   Net transfers (including fixed
     account)......................    (1,511,055,592)    (1,474,484,969)          (55,632)         (260,389)
   Contract charges................            (2,577)            (3,153)              (50)              (46)
   Transfers for contract benefits
     and terminations..............        (3,174,519)        (3,464,232)         (491,815)         (535,530)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (23,591,398)          4,093,272         (456,215)         (712,436)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (25,207,698)          2,495,947         (982,775)           684,484
NET ASSETS:
   Beginning of year...............         76,155,346         73,659,399         5,925,521         5,241,037
                                      ----------------  -----------------  ----------------  ----------------
   End of year.....................   $     50,947,648  $      76,155,346  $      4,942,746  $      5,925,521
                                      ================  =================  ================  ================

                                         FTVIPT FRANKLIN INCOME VIP
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                            2014              2013
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      11,034,456  $     13,802,960
   Net realized gains (losses).....          2,072,298           335,927
   Change in unrealized gains
     (losses) on investments.......        (3,371,554)        18,152,582
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          9,735,200        32,291,469
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          9,617,562        24,164,029
   Net transfers (including fixed
     account)......................          3,414,903        10,135,357
   Contract charges................        (2,715,246)       (2,217,562)
   Transfers for contract benefits
     and terminations..............       (22,963,961)      (19,716,164)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (12,646,742)        12,365,660
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (2,911,542)        44,657,129
NET ASSETS:
   Beginning of year...............        297,821,470       253,164,341
                                     -----------------  ----------------
   End of year.....................  $     294,909,928  $    297,821,470
                                     =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                               FTVIPT FRANKLIN                      FTVIPT FRANKLIN
                                              MUTUAL SHARES VIP                   SMALL CAP VALUE VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        966,423  $       1,028,572  $      (907,377)  $       (24,107)
   Net realized gains (losses).....         4,318,435          1,531,390        11,252,700         3,335,986
   Change in unrealized gains
     (losses) on investments.......         3,347,372         31,136,595      (11,208,452)        28,858,586
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         8,632,230         33,696,557         (863,129)        32,170,465
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,237,944          7,934,359         6,121,715        18,861,799
   Net transfers (including fixed
     account)......................         (423,430)        (3,863,825)           741,344       (3,726,532)
   Contract charges................       (1,293,554)        (1,093,363)       (1,402,055)       (1,067,656)
   Transfers for contract benefits
     and terminations..............      (13,122,538)       (10,375,719)       (6,144,302)       (4,485,166)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (11,601,578)        (7,398,548)         (683,298)         9,582,445
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (2,969,348)         26,298,009       (1,546,427)        41,752,910
NET ASSETS:
   Beginning of year...............       156,078,571        129,780,562       128,048,983        86,296,073
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $    153,109,223  $     156,078,571  $    126,502,556  $    128,048,983
                                     ================  =================  ================  ================

                                                   FTVIPT                                FTVIPT
                                            TEMPLETON FOREIGN VIP               TEMPLETON GLOBAL BOND VIP
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2014              2013               2014               2013
                                     -----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          48,299  $        479,595   $      9,696,508  $       8,251,988
   Net realized gains (losses).....          1,031,529           527,295           (97,489)          2,892,611
   Change in unrealized gains
     (losses) on investments.......       (11,682,571)        14,782,128        (8,236,911)       (10,624,497)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (10,602,743)        15,789,018          1,362,108            520,102
                                     -----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            661,634         1,244,169          8,661,712         31,796,531
   Net transfers (including fixed
     account)......................          3,823,200       (3,114,726)          3,812,491         20,195,269
   Contract charges................          (893,355)         (910,114)        (2,805,331)        (2,382,478)
   Transfers for contract benefits
     and terminations..............        (7,102,249)       (6,075,431)       (15,564,382)       (12,509,439)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (3,510,770)       (8,856,102)        (5,895,510)         37,099,883
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (14,113,513)         6,932,916        (4,533,402)         37,619,985
NET ASSETS:
   Beginning of year...............         87,721,293        80,788,377        254,683,414        217,063,429
                                     -----------------  ----------------   ----------------  -----------------
   End of year.....................  $      73,607,780  $     87,721,293   $    250,150,012  $     254,683,414
                                     =================  ================   ================  =================


                                       INVESCO V.I. AMERICAN FRANCHISE        INVESCO V.I. CORE EQUITY
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2014              2013              2014               2013
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (724)  $        (1,401)  $         (1,321)  $            (90)
   Net realized gains (losses).....            46,339             4,184             14,144             11,977
   Change in unrealized gains
     (losses) on investments.......          (52,381)            44,589              2,433             45,509
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (6,766)            47,372             15,256             57,396
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                --                 --                 --
   Net transfers (including fixed
     account)......................         (131,317)           (8,489)           (16,139)           (15,058)
   Contract charges................                --                --                 --                 --
   Transfers for contract benefits
     and terminations..............          (10,523)          (25,032)           (16,835)           (33,651)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (141,840)          (33,521)           (32,974)           (48,709)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         (148,606)            13,851           (17,718)              8,687
NET ASSETS:
   Beginning of year...............           163,713           149,862            249,696            241,009
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $         15,107  $        163,713  $         231,978  $         249,696
                                     ================  ================  =================  =================


                                       INVESCO V.I. EQUITY AND INCOME
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,367,554  $         960,409
   Net realized gains (losses).....        43,093,088          2,646,648
   Change in unrealized gains
     (losses) on investments.......         2,305,377        115,194,853
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        46,766,019        118,801,910
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        31,728,304         67,597,697
   Net transfers (including fixed
     account)......................        11,169,077          8,022,603
   Contract charges................       (6,221,284)        (4,836,300)
   Transfers for contract benefits
     and terminations..............      (51,553,513)       (37,208,806)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (14,877,416)         33,575,194
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        31,888,603        152,377,104
NET ASSETS:
   Beginning of year...............       649,322,698        496,945,594
                                     ----------------  -----------------
   End of year.....................  $    681,211,301  $     649,322,698
                                     ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                                IVY FUNDS VIP
                                      INVESCO V.I. GROWTH AND INCOME      INVESCO V.I. INTERNATIONAL GROWTH    ASSET STRATEGY
                                                SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------  ----------------
                                          2014               2013              2014               2013            2014 (a)
                                    ----------------  -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,560,512)  $       (188,424)  $         93,550  $       (636,105)  $            (6)
   Net realized gains (losses)....       119,593,645          5,964,860         3,452,220          1,305,822                --
   Change in unrealized gains
     (losses) on investments......     (115,750,581)         81,951,879       (6,631,350)         40,017,340             (526)
                                    ----------------  -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,282,552         87,728,315       (3,085,580)         40,687,057             (532)
                                    ----------------  -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,543,775         41,201,557         8,698,690         29,193,980            45,555
   Net transfers (including fixed
     account).....................     (365,872,848)        (9,892,159)         6,394,539          6,799,837                --
   Contract charges...............       (1,114,771)        (3,013,438)       (3,065,550)        (2,450,016)                --
   Transfers for contract benefits
     and terminations.............       (6,802,394)       (18,283,675)      (15,060,333)       (12,015,352)                --
                                    ----------------  -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (368,246,238)         10,012,285       (3,032,654)         21,528,449            45,555
                                    ----------------  -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............     (365,963,686)         97,740,600       (6,118,234)         62,215,506            45,023
NET ASSETS:
   Beginning of year..............       365,970,613        268,230,013       281,999,206        219,783,700                --
                                    ----------------  -----------------  ----------------  -----------------  ----------------
   End of year....................  $          6,927  $     365,970,613  $    275,880,972  $     281,999,206  $         45,023
                                    ================  =================  ================  =================  ================

                                            LMPVET CLEARBRIDGE                    LMPVET CLEARBRIDGE
                                        VARIABLE AGGRESSIVE GROWTH               VARIABLE APPRECIATION
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                           2014              2013               2014              2013
                                    -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (3,780,649)  $     (2,728,091)  $      (882,810)  $       (340,789)
   Net realized gains (losses)....         32,726,634         17,861,500        23,665,197         13,852,622
   Change in unrealized gains
     (losses) on investments......         22,284,631         71,695,365        14,760,295         72,638,328
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         51,230,616         86,828,774        37,542,682         86,150,161
                                    -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         21,151,291         26,964,170        20,094,287         47,967,753
   Net transfers (including fixed
     account).....................       (10,983,120)        (1,165,621)       (5,501,606)          4,628,653
   Contract charges...............        (2,546,686)        (1,696,014)       (4,105,122)        (3,067,660)
   Transfers for contract benefits
     and terminations.............       (23,148,368)       (17,174,971)      (26,797,021)       (20,584,065)
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (15,526,883)          6,927,564      (16,309,462)         28,944,681
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         35,703,733         93,756,338        21,233,220        115,094,842
NET ASSETS:
   Beginning of year..............        280,745,200        186,988,862       405,286,221        290,191,379
                                    -----------------  -----------------  ----------------  -----------------
   End of year....................  $     316,448,933  $     280,745,200  $    426,519,441  $     405,286,221
                                    =================  =================  ================  =================

                                            LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                          VARIABLE EQUITY INCOME              VARIABLE LARGE CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2014               2013              2014               2013
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,308,229  $         427,485  $       (62,068)  $        (58,170)
   Net realized gains (losses)....         4,299,834            646,901           919,739            745,423
   Change in unrealized gains
     (losses) on investments......        16,931,806         33,452,314         (332,781)            710,461
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        22,539,869         34,526,700           524,890          1,397,714
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,710,030         27,050,110             6,741                648
   Net transfers (including fixed
     account).....................       (2,238,829)          8,008,781         (142,316)           (33,103)
   Contract charges...............       (1,903,736)        (1,307,320)          (16,298)           (17,152)
   Transfers for contract benefits
     and terminations.............      (14,703,505)       (12,039,748)         (753,806)          (647,971)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (8,136,040)         21,711,823         (905,679)          (697,578)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............        14,403,829         56,238,523         (380,789)            700,136
NET ASSETS:
   Beginning of year..............       191,169,653        134,931,130         5,012,390          4,312,254
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $    205,573,482  $     191,169,653  $      4,631,601  $       5,012,390
                                    ================  =================  ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                                 LMPVET PERMAL
                                            LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE           ALTERNATIVE SELECT
                                         VARIABLE LARGE CAP VALUE             VARIABLE SMALL CAP GROWTH          VIT PORTFOLIO
                                                SUB-ACCOUNT                          SUB-ACCOUNT                  SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------  ------------------
                                          2014              2013               2014              2013              2014 (a)
                                    ----------------  -----------------  ----------------  -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         16,424  $           1,148  $    (1,543,659)  $     (1,235,439)   $            972
   Net realized gains (losses)....           826,518            466,613        14,861,960          8,864,593                 --
   Change in unrealized gains
     (losses) on investments......          (94,646)          1,056,824      (10,235,288)         24,881,277                314
                                    ----------------  -----------------  ----------------  -----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           748,296          1,524,585         3,083,013         32,510,431              1,286
                                    ----------------  -----------------  ----------------  -----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           238,085            282,593         5,976,685         16,380,155            546,752
   Net transfers (including fixed
     account).....................         1,446,278            813,486         1,425,057          3,443,300             93,489
   Contract charges...............          (72,588)           (46,356)       (1,145,114)          (824,479)                 --
   Transfers for contract benefits
     and terminations.............         (508,848)          (424,843)       (5,895,860)        (3,891,881)              (493)
                                    ----------------  -----------------  ----------------  -----------------   ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         1,102,927            624,880           360,768         15,107,095            639,748
                                    ----------------  -----------------  ----------------  -----------------   ----------------
     Net increase (decrease)
        in net assets.............         1,851,223          2,149,465         3,443,781         47,617,526            641,034
NET ASSETS:
   Beginning of year..............         6,892,954          4,743,489       112,499,020         64,881,494                 --
                                    ----------------  -----------------  ----------------  -----------------   ----------------
   End of year....................  $      8,744,177  $       6,892,954  $    115,942,801  $     112,499,020   $        641,034
                                    ================  =================  ================  =================   ================


                                                  LMPVET                              LMPVET
                                     VARIABLE LIFESTYLE ALLOCATION 50%   VARIABLE LIFESTYLE ALLOCATION 70%
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        486,044  $        335,965  $          2,410  $        (5,215)
   Net realized gains (losses)....         1,019,129           294,643           134,694           164,204
   Change in unrealized gains
     (losses) on investments......          (36,134)         4,402,903          (62,721)           307,412
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         1,469,039         5,033,511            74,383           466,401
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,274,676         6,821,630               120               120
   Net transfers (including fixed
     account).....................       (1,127,378)         3,040,842          (34,510)           208,852
   Contract charges...............         (425,453)         (323,071)             (636)             (702)
   Transfers for contract benefits
     and terminations.............       (3,956,813)       (3,091,539)         (420,518)         (943,181)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (3,234,968)         6,447,862         (455,544)         (734,911)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (1,765,929)        11,481,373         (381,161)         (268,510)
NET ASSETS:
   Beginning of year..............        44,101,401        32,620,028         2,304,999         2,573,509
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     42,335,472  $     44,101,401  $      1,923,838  $      2,304,999
                                    ================  ================  ================  ================


                                                  LMPVET                       LMPVIT WESTERN ASSET
                                     VARIABLE LIFESTYLE ALLOCATION 85%    VARIABLE GLOBAL HIGH YIELD BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        373,623  $        265,832  $      6,032,375  $      4,754,059
   Net realized gains (losses)....         5,434,643         1,739,917           113,974            97,460
   Change in unrealized gains
     (losses) on investments......       (2,807,313)        17,385,552       (8,718,909)         (303,455)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         3,000,953        19,391,301       (2,572,560)         4,548,064
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,747,741         3,896,642         3,068,117        12,043,147
   Net transfers (including fixed
     account).....................       (1,896,512)          (70,391)         6,130,634         6,173,096
   Contract charges...............         (856,409)         (739,142)         (923,174)         (741,652)
   Transfers for contract benefits
     and terminations.............       (5,309,837)       (7,221,465)       (9,801,780)       (9,054,116)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (5,315,017)       (4,134,356)       (1,526,203)         8,420,475
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (2,314,064)        15,256,945       (4,098,763)        12,968,539
NET ASSETS:
   Beginning of year..............        95,074,284        79,817,339       104,740,451        91,771,912
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     92,760,220  $     95,074,284  $    100,641,688  $    104,740,451
                                    ================  ================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013





                                           MFS VIT INVESTORS TRUST               MFS VIT NEW DISCOVERY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013               2014              2013
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (113)  $           (69)  $           (579)  $          (581)
   Net realized gains (losses).....              7,432               292              8,966             2,006
   Change in unrealized gains
     (losses) on investments.......            (6,574)             5,877           (12,305)            12,769
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                745             6,100            (3,918)            14,194
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --                 --                --
   Net transfers (including fixed
     account)......................                 --                --                 --                --
   Contract charges................                 --                --                 --                --
   Transfers for contract benefits
     and terminations..............           (17,077)             (637)            (1,495)           (9,835)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (17,077)             (637)            (1,495)           (9,835)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............           (16,332)             5,463            (5,413)             4,359
NET ASSETS:
   Beginning of year...............             25,951            20,488             46,020            41,661
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $           9,619  $         25,951  $          40,607  $         46,020
                                     =================  ================  =================  ================

                                                                                                                     MIST
                                                                                                                ALLIANZ GLOBAL
                                                                                MIST ALLIANCEBERNSTEIN         INVESTORS DYNAMIC
                                              MFS VIT RESEARCH                 GLOBAL DYNAMIC ALLOCATION       MULTI-ASSET PLUS
                                                 SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------  -----------------
                                            2014              2013              2014              2013             2014 (b)
                                      ----------------  ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $          (295)  $          (610)  $     17,462,736  $     (4,610,871)  $          4,824
   Net realized gains (losses).....             19,157             1,133        91,273,198         73,047,817           171,321
   Change in unrealized gains
     (losses) on investments.......           (16,582)            14,560        81,273,478        213,779,983            67,003
                                      ----------------  ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              2,280            15,083       190,009,412        282,216,929           243,148
                                      ----------------  ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --        55,989,983        248,776,609        10,740,886
   Net transfers (including fixed
     account)......................           (19,607)                --      (21,381,907)         93,377,580         8,194,795
   Contract charges................                 --                --      (48,104,869)       (43,781,572)          (41,475)
   Transfers for contract benefits
     and terminations..............           (19,937)           (1,403)     (116,695,473)       (90,758,771)         (150,898)
                                      ----------------  ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (39,544)           (1,403)     (130,192,266)        207,613,846        18,743,308
                                      ----------------  ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (37,264)            13,680        59,817,146        489,830,775        18,986,456
NET ASSETS:
   Beginning of year...............             63,835            50,155     3,313,674,192      2,823,843,417                --
                                      ----------------  ----------------  ----------------  -----------------  -----------------
   End of year.....................   $         26,571  $         63,835  $  3,373,491,338  $   3,313,674,192  $     18,986,456
                                      ================  ================  ================  =================  =================



                                             MIST AMERICAN FUNDS                  MIST AMERICAN FUNDS
                                             BALANCED ALLOCATION                   GROWTH ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013               2014              2013
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (9,274,974)  $     (5,388,861)  $     (9,929,733)  $    (9,394,519)
   Net realized gains (losses).....       378,474,453        250,625,904        311,427,666       121,285,044
   Change in unrealized gains
     (losses) on investments.......     (221,142,935)        260,897,780      (216,740,668)       233,109,626
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       148,056,544        506,134,823         84,757,265       345,000,151
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        25,164,897         29,549,572         16,363,073        19,707,302
   Net transfers (including fixed
     account)......................        81,773,177        (8,307,267)         52,035,269        66,168,229
   Contract charges................      (39,628,718)       (37,993,157)       (19,090,909)      (16,411,723)
   Transfers for contract benefits
     and terminations..............     (227,918,364)      (165,057,262)      (110,126,406)      (82,807,176)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (160,609,008)      (181,808,114)       (60,818,973)      (13,343,368)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (12,552,464)        324,326,709         23,938,292       331,656,783
NET ASSETS:
   Beginning of year...............     3,430,387,038      3,106,060,329      1,828,322,375     1,496,665,592
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $  3,417,834,574  $   3,430,387,038  $   1,852,260,667  $  1,828,322,375
                                     ================  =================  =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                               MIST AMERICAN FUNDS
                                        MIST AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (6,163,898)  $    (6,517,995)  $    (1,287,876)  $      2,016,609
   Net realized gains (losses)....        58,138,021        55,767,296       176,763,916       119,968,172
   Change in unrealized gains
     (losses) on investments......      (11,947,440)        96,031,643      (97,636,993)        74,888,275
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        40,026,683       145,280,944        77,839,047       196,873,056
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        23,913,774        14,629,823        12,830,009        17,989,884
   Net transfers (including fixed
     account).....................           213,217      (37,937,636)         1,602,305      (30,931,042)
   Contract charges...............       (6,974,136)       (6,691,159)      (21,095,644)      (21,278,076)
   Transfers for contract benefits
     and terminations.............      (40,894,690)      (28,561,135)     (123,385,571)     (100,612,790)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (23,741,835)      (58,560,107)     (130,048,901)     (134,832,024)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............        16,284,848        86,720,837      (52,209,854)        62,041,032
NET ASSETS:
   Beginning of year..............       632,386,636       545,665,799     1,796,366,977     1,734,325,945
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    648,671,484  $    632,386,636  $  1,744,157,123  $  1,796,366,977
                                    ================  ================  ================  ================

                                                                                   MIST BLACKROCK
                                       MIST AQR GLOBAL RISK BALANCED         GLOBAL TACTICAL STRATEGIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014               2013              2014              2013
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (45,442,328)  $      24,454,360  $   (16,420,373)  $    (3,617,558)
   Net realized gains (losses)....        23,650,336        131,410,280       326,148,796       133,255,577
   Change in unrealized gains
     (losses) on investments......       108,694,006      (347,099,092)      (72,592,431)       311,060,284
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        86,902,014      (191,234,452)       237,135,992       440,698,303
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        29,606,314        299,929,057        84,068,820       411,567,881
   Net transfers (including fixed
     account).....................     (204,080,674)      (449,932,361)      (84,585,142)      (28,640,096)
   Contract charges...............      (46,773,091)       (50,307,360)      (78,223,830)      (73,176,143)
   Transfers for contract benefits
     and terminations.............     (112,828,345)      (113,288,370)     (192,637,569)     (149,396,119)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (334,075,796)      (313,599,034)     (271,377,721)       160,355,523
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............     (247,173,782)      (504,833,486)      (34,241,729)       601,053,826
NET ASSETS:
   Beginning of year..............     3,248,475,977      3,753,309,463     5,457,878,761     4,856,824,935
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  3,001,302,195  $   3,248,475,977  $  5,423,637,032  $  5,457,878,761
                                    ================  =================  ================  ================


                                         MIST BLACKROCK HIGH YIELD         MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      12,025,813  $     14,596,196  $    (1,485,527)  $      9,853,299
   Net realized gains (losses)....         12,716,800         9,642,339         1,432,009          (92,999)
   Change in unrealized gains
     (losses) on investments......       (19,968,507)       (4,631,091)        29,887,079       (6,455,197)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          4,774,106        19,607,444        29,833,561         3,305,103
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          6,303,734        13,943,237         4,948,277         1,804,117
   Net transfers (including fixed
     account).....................       (14,899,754)      (26,718,376)       137,827,843        14,576,022
   Contract charges...............        (2,737,425)       (2,612,849)       (2,672,557)       (1,769,594)
   Transfers for contract benefits
     and terminations.............       (20,374,580)      (16,046,952)      (22,432,403)      (12,559,683)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (31,708,025)      (31,434,940)       117,671,160         2,050,862
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (26,933,919)      (11,827,496)       147,504,721         5,355,965
NET ASSETS:
   Beginning of year..............        265,149,806       276,977,302       182,673,922       177,317,957
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     238,215,887  $    265,149,806  $    330,178,643  $    182,673,922
                                    =================  ================  ================  ================

                                             MIST CLEARBRIDGE
                                             AGGRESSIVE GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,056,394)  $    (5,039,430)
   Net realized gains (losses)....        36,635,069        11,473,473
   Change in unrealized gains
     (losses) on investments......        56,948,433       123,052,679
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        85,527,108       129,486,722
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,690,997         5,418,106
   Net transfers (including fixed
     account).....................        90,599,582        52,077,391
   Contract charges...............       (4,874,183)       (3,110,264)
   Transfers for contract benefits
     and terminations.............      (42,081,564)      (25,033,154)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        49,334,832        29,352,079
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............       134,861,940       158,838,801
NET ASSETS:
   Beginning of year..............       451,710,565       292,871,764
                                    ----------------  ----------------
   End of year....................  $    586,572,505  $    451,710,565
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                   MIST                               MIST
                                        GOLDMAN SACHS MID CAP VALUE       HARRIS OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,829,907)  $    (1,173,155)  $      5,671,683  $      5,201,015
   Net realized gains (losses)....        34,906,259        12,013,375        74,815,977        11,702,177
   Change in unrealized gains
     (losses) on investments......      (14,180,162)        31,704,368     (131,491,626)       134,182,838
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        18,896,190        42,544,588      (51,003,966)       151,086,030
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,617,745         1,260,840        13,222,191        17,704,175
   Net transfers (including fixed
     account).....................         6,895,267           158,750        67,256,961        27,865,479
   Contract charges...............       (1,396,608)       (1,323,450)       (6,242,202)       (5,353,619)
   Transfers for contract benefits
     and terminations.............      (17,538,311)      (11,814,121)      (53,706,976)      (36,258,075)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,421,907)      (11,717,981)        20,529,974         3,957,960
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,474,283        30,826,607      (30,473,992)       155,043,990
NET ASSETS:
   Beginning of year..............       170,038,386       139,211,779       693,983,244       538,939,254
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    178,512,669  $    170,038,386  $    663,509,252  $    693,983,244
                                    ================  ================  ================  ================

                                                  MIST
                                    INVESCO BALANCED-RISK ALLOCATION          MIST INVESCO COMSTOCK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (11,534,041)  $   (12,158,692)  $    (5,948,017)  $    (1,674,772)
   Net realized gains (losses)....        40,501,882        10,077,015        19,778,596         9,703,108
   Change in unrealized gains
     (losses) on investments......         4,357,344         4,078,692        42,690,949       101,696,056
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        33,325,185         1,997,015        56,521,528       109,724,392
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        46,938,907       168,173,765        18,779,139        20,478,377
   Net transfers (including fixed
     account).....................      (45,599,752)        45,607,989       351,468,472        11,030,539
   Contract charges...............      (11,948,746)      (10,692,799)       (6,851,970)       (3,417,107)
   Transfers for contract benefits
     and terminations.............      (33,501,846)      (23,347,690)      (50,479,016)      (23,713,080)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (44,111,437)       179,741,265       312,916,625         4,378,729
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (10,786,252)       181,738,280       369,438,153       114,103,121
NET ASSETS:
   Beginning of year..............       843,160,697       661,422,417       443,561,923       329,458,802
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    832,374,445  $    843,160,697  $    813,000,076  $    443,561,923
                                    ================  ================  ================  ================


                                        MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,692,440)  $    (1,314,553)  $    (4,813,204)  $    (3,674,573)
   Net realized gains (losses)....        32,283,294         7,722,920        47,750,149        24,585,422
   Change in unrealized gains
     (losses) on investments......       (9,866,841)        30,620,411      (24,251,382)        67,501,884
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        19,724,013        37,028,778        18,685,563        88,412,733
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,541,819         2,155,363         6,584,864        10,016,335
   Net transfers (including fixed
     account).....................        91,176,014      (10,011,007)       (5,472,948)         1,587,973
   Contract charges...............       (2,498,611)       (1,678,656)       (2,652,796)       (2,269,655)
   Transfers for contract benefits
     and terminations.............      (13,576,001)       (7,603,595)      (27,691,755)      (19,026,821)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        80,643,221      (17,137,895)      (29,232,635)       (9,692,168)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       100,367,234        19,890,883      (10,547,072)        78,720,565
NET ASSETS:
   Beginning of year..............       158,040,375       138,149,492       319,189,345       240,468,780
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    258,407,609  $    158,040,375  $    308,642,273  $    319,189,345
                                    ================  ================  ================  ================


                                         MIST JPMORGAN CORE BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (418,668)  $    (4,238,910)
   Net realized gains (losses)....         1,294,863        24,886,829
   Change in unrealized gains
     (losses) on investments......        10,102,500      (36,171,178)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,978,695      (15,523,259)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,044,373         2,386,585
   Net transfers (including fixed
     account).....................        58,496,687         1,463,200
   Contract charges...............       (3,817,976)       (3,775,856)
   Transfers for contract benefits
     and terminations.............      (24,333,751)      (19,173,185)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        32,389,333      (19,099,256)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        43,368,028      (34,622,515)
NET ASSETS:
   Beginning of year..............       311,869,932       346,492,447
                                    ----------------  ----------------
   End of year....................  $    355,237,960  $    311,869,932
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                   MIST
                                     JPMORGAN GLOBAL ACTIVE ALLOCATION      MIST JPMORGAN SMALL CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2014              2013                2014              2013
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,333,867)  $    (6,934,561)   $       (184,083)  $      (280,527)
   Net realized gains (losses)....        27,540,298         2,430,024           4,065,482         1,241,336
   Change in unrealized gains
     (losses) on investments......        19,805,708        53,369,009         (3,083,282)         6,048,540
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        45,012,139        48,864,472             798,117         7,009,349
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        61,831,643       122,948,435             375,799           370,757
   Net transfers (including fixed
     account).....................        91,593,515       313,227,408           1,061,177       (1,450,951)
   Contract charges...............      (12,087,064)       (6,988,131)           (294,244)         (290,764)
   Transfers for contract benefits
     and terminations.............      (27,224,492)      (13,774,602)         (1,874,915)       (1,786,801)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       114,113,602       415,413,110           (732,183)       (3,157,759)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets.............       159,125,741       464,277,582              65,934         3,851,590
NET ASSETS:
   Beginning of year..............       746,849,717       282,572,135          27,866,566        24,014,976
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $    905,975,458  $    746,849,717   $      27,932,500  $     27,866,566
                                    ================  ================   =================  ================


                                     MIST LOOMIS SAYLES GLOBAL MARKETS    MIST LORD ABBETT BOND DEBENTURE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014              2013               2014              2013
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        903,964  $       1,519,876  $     10,384,873  $     12,964,602
   Net realized gains (losses)....         5,851,208          5,872,725        10,876,570         4,166,635
   Change in unrealized gains
     (losses) on investments......       (3,452,819)         18,236,473      (13,286,737)       (1,363,498)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         3,302,353         25,629,074         7,974,706        15,767,739
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,804,342          2,604,900         2,605,721         2,945,951
   Net transfers (including fixed
     account).....................         6,834,599       (13,383,801)       (8,200,868)         3,690,479
   Contract charges...............       (1,718,440)        (1,759,667)       (1,568,374)       (1,551,965)
   Transfers for contract benefits
     and terminations.............      (13,467,605)       (10,275,135)      (25,529,114)      (27,568,008)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (6,547,104)       (22,813,703)      (32,692,635)      (22,483,543)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,244,751)          2,815,371      (24,717,929)       (6,715,804)
NET ASSETS:
   Beginning of year..............       180,595,781        177,780,410       259,294,487       266,010,291
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    177,351,030  $     180,595,781  $    234,576,558  $    259,294,487
                                    ================  =================  ================  ================

                                                                                  MIST MET/FRANKLIN
                                    MIST MET/EATON VANCE FLOATING RATE        LOW DURATION TOTAL RETURN
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,659,223  $      1,167,863  $      1,030,348  $       (409,213)
   Net realized gains (losses)....            211,258           371,454         (132,806)             31,429
   Change in unrealized gains
     (losses) on investments......        (2,518,686)         (202,111)       (1,819,015)            351,282
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (648,205)         1,337,206         (921,473)           (26,502)
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,192,071         1,243,464         2,090,130          2,247,876
   Net transfers (including fixed
     account).....................        (1,922,295)        31,075,652        46,451,435        100,397,861
   Contract charges...............          (776,640)         (606,811)       (2,104,842)          (860,351)
   Transfers for contract benefits
     and terminations.............        (7,051,558)       (4,130,678)      (12,697,479)        (5,061,682)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (8,558,422)        27,581,627        33,739,244         96,723,704
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............        (9,206,627)        28,918,833        32,817,771         96,697,202
NET ASSETS:
   Beginning of year..............         83,115,837        54,197,004       140,307,146         43,609,944
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $      73,909,210  $     83,115,837  $    173,124,917  $     140,307,146
                                    =================  ================  ================  =================

                                                  MIST
                                    MET/TEMPLETON INTERNATIONAL BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,574,302  $        276,907
   Net realized gains (losses)....         (178,047)            98,819
   Change in unrealized gains
     (losses) on investments......       (1,505,639)         (752,953)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         (109,384)         (377,227)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           226,823           293,635
   Net transfers (including fixed
     account).....................       (1,575,024)       (1,527,452)
   Contract charges...............         (654,339)         (704,031)
   Transfers for contract benefits
     and terminations.............       (2,990,340)       (2,400,039)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,992,880)       (4,337,887)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (5,102,264)       (4,715,114)
NET ASSETS:
   Beginning of year..............        52,286,139        57,001,253
                                    ----------------  ----------------
   End of year....................  $     47,183,875  $     52,286,139
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                    MIST METLIFE ASSET ALLOCATION 100       MIST METLIFE BALANCED PLUS
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,850,777)  $    (5,162,875)  $     23,588,127  $    (12,169,666)
   Net realized gains (losses)....        16,294,442         8,803,988       552,071,894        109,386,034
   Change in unrealized gains
     (losses) on investments......        11,631,228       141,558,132      (36,064,867)        560,925,735
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        22,074,893       145,199,245       539,595,154        658,142,103
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,121,321         6,117,615       180,291,226        512,612,376
   Net transfers (including fixed
     account).....................         4,111,278           344,230       440,513,036        934,128,079
   Contract charges...............       (4,988,560)       (4,668,056)      (95,398,763)       (75,280,741)
   Transfers for contract benefits
     and terminations.............      (45,715,642)      (32,065,600)     (251,273,497)      (168,084,256)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (40,471,603)      (30,271,811)       274,132,002      1,203,375,458
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (18,396,710)       114,927,434       813,727,156      1,861,517,561
NET ASSETS:
   Beginning of year..............       659,971,504       545,044,070     6,454,726,976      4,593,209,415
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    641,574,794  $    659,971,504  $  7,268,454,132  $   6,454,726,976
                                    ================  ================  ================  =================

                                                  MIST
                                    METLIFE MULTI-INDEX TARGETED RISK      MIST METLIFE SMALL CAP VALUE
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014               2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,724,040)  $      (699,118)  $    (4,819,875)  $     (1,972,508)
   Net realized gains (losses)....         1,441,000         3,617,087        28,733,355         14,422,998
   Change in unrealized gains
     (losses) on investments......        28,321,809         7,257,662      (23,969,258)         71,078,415
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        25,038,769        10,175,631          (55,778)         83,528,905
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        39,107,524        48,451,797         2,163,105          2,497,715
   Net transfers (including fixed
     account).....................       164,988,787       142,884,678       (7,179,469)       (16,141,981)
   Contract charges...............       (4,851,352)         (796,188)       (2,208,499)        (2,257,569)
   Transfers for contract benefits
     and terminations.............      (12,726,825)       (2,006,845)      (32,407,421)       (24,465,425)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       186,518,134       188,533,442      (39,632,284)       (40,367,260)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............       211,556,903       198,709,073      (39,688,062)         43,161,645
NET ASSETS:
   Beginning of year..............       209,957,052        11,247,979       330,701,962        287,540,317
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    421,513,955  $    209,957,052  $    291,013,900  $     330,701,962
                                    ================  ================  ================  =================


                                     MIST MFS EMERGING MARKETS EQUITY       MIST MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $    (3,159,826)  $    (2,103,697)   $      2,090,191  $      3,181,971
   Net realized gains (losses)....          2,820,880         1,835,792          1,753,034           522,322
   Change in unrealized gains
     (losses) on investments......       (35,285,750)      (28,154,915)       (30,446,779)        47,772,611
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (35,624,696)      (28,422,820)       (26,603,554)        51,476,904
                                     ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          7,559,248        18,621,868          4,632,660         5,992,222
   Net transfers (including fixed
     account).....................         29,309,475        44,696,703          6,352,582      (11,184,676)
   Contract charges...............        (4,822,730)       (4,647,330)        (2,468,848)       (2,476,702)
   Transfers for contract benefits
     and terminations.............       (26,878,803)      (22,864,787)       (25,488,292)      (23,934,709)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          5,167,190        35,806,454       (16,971,898)      (31,603,865)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (30,457,506)         7,383,634       (43,575,452)        19,873,039
NET ASSETS:
   Beginning of year..............        456,076,892       448,693,258        331,488,461       311,615,422
                                     ----------------  ----------------   ----------------  ----------------
   End of year....................   $    425,619,386  $    456,076,892   $    287,913,009  $    331,488,461
                                     ================  ================   ================  ================

                                                   MIST
                                       MORGAN STANLEY MID CAP GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,409,470)  $    (1,696,520)
   Net realized gains (losses)....         5,684,794         2,455,142
   Change in unrealized gains
     (losses) on investments......       (2,736,107)        64,718,433
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (460,783)        65,477,055
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,815,143        30,911,631
   Net transfers (including fixed
     account).....................           261,603       (5,530,092)
   Contract charges...............       (2,627,209)       (2,046,240)
   Transfers for contract benefits
     and terminations.............      (13,039,300)      (10,333,215)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,589,763)        13,002,084
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,050,546)        78,479,139
NET ASSETS:
   Beginning of year..............       244,579,234       166,100,095
                                    ----------------  ----------------
   End of year....................  $    240,528,688  $    244,579,234
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                              MIST
                                                                         PANAGORA GLOBAL             MIST PIMCO
                                      MIST OPPENHEIMER GLOBAL EQUITY    DIVERSIFIED RISK      INFLATION PROTECTED BOND
                                                SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    ----------------------------------  ----------------  ----------------------------------
                                          2014              2013            2014 (b)            2014              2013
                                    ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (389,294)  $      (523,132)  $       (23,522)  $      (314,897)  $      5,656,555
   Net realized gains (losses)....         3,495,793           471,553           207,621      (10,840,115)        44,720,235
   Change in unrealized gains
     (losses) on investments......       (2,567,600)        11,622,690         (153,203)        22,930,848     (156,230,192)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           538,899        11,571,111            30,896        11,775,836     (105,853,402)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           399,861           974,476         2,980,950         5,645,359         7,816,286
   Net transfers (including fixed
     account).....................           480,602        59,782,304         7,342,567      (42,539,161)      (33,502,041)
   Contract charges...............         (525,821)         (334,651)          (46,489)       (8,436,136)       (9,760,980)
   Transfers for contract benefits
     and terminations.............       (6,941,115)       (3,578,136)         (146,280)      (55,305,583)      (58,283,070)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,586,473)        56,843,993        10,130,748     (100,635,521)      (93,729,805)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,047,574)        68,415,104        10,161,644      (88,859,685)     (199,583,207)
NET ASSETS:
   Beginning of year..............        78,398,573         9,983,469                --       821,456,089     1,021,039,296
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $     72,350,999  $     78,398,573  $     10,161,644  $    732,596,404  $    821,456,089
                                    ================  ================  ================  ================  ================



                                         MIST PIMCO TOTAL RETURN                MIST PIONEER FUND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     14,856,202  $     57,226,440  $        817,446  $      4,682,697
   Net realized gains (losses)....       (1,792,640)        42,284,668        87,911,473         4,614,621
   Change in unrealized gains
     (losses) on investments......        36,415,773     (175,186,613)      (61,223,094)        61,555,660
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        49,479,335      (75,675,505)        27,505,825        70,852,978
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        14,074,315        23,558,528         9,637,842        28,240,878
   Net transfers (including fixed
     account).....................      (98,518,340)      (36,143,738)       (8,227,980)       (4,702,128)
   Contract charges...............      (20,347,053)      (21,824,762)       (3,315,269)       (2,681,923)
   Transfers for contract benefits
     and terminations.............     (151,437,179)     (130,498,036)      (17,438,624)      (13,997,790)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (256,228,257)     (164,908,008)      (19,344,031)         6,859,037
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (206,748,922)     (240,583,513)         8,161,794        77,712,015
NET ASSETS:
   Beginning of year..............     1,993,786,948     2,234,370,461       297,755,670       220,043,655
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,787,038,026  $  1,993,786,948  $    305,917,464  $    297,755,670
                                    ================  ================  ================  ================



                                      MIST PIONEER STRATEGIC INCOME       MIST PYRAMIS GOVERNMENT INCOME
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     34,258,738  $     30,105,308  $      8,253,807  $      1,187,173
   Net realized gains (losses)....        12,258,413         3,348,132       (2,556,572)         2,758,477
   Change in unrealized gains
     (losses) on investments......      (17,661,136)      (32,752,219)        34,979,601      (56,847,411)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        28,856,015           701,221        40,676,836      (52,901,761)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        28,345,716        95,062,807         3,770,560        63,436,489
   Net transfers (including fixed
     account).....................        42,682,881        81,921,721      (28,818,734)     (213,162,045)
   Contract charges...............       (9,619,195)       (7,949,861)      (10,709,776)      (12,240,571)
   Transfers for contract benefits
     and terminations.............      (65,741,442)      (55,184,071)      (40,212,165)      (38,279,793)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,332,040)       113,850,596      (75,970,115)     (200,245,920)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        24,523,975       114,551,817      (35,293,279)     (253,147,681)
NET ASSETS:
   Beginning of year..............       919,328,857       804,777,040       715,739,557       968,887,238
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    943,852,832  $    919,328,857  $    680,446,278  $    715,739,557
                                    ================  ================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                         MIST PYRAMIS MANAGED RISK       MIST SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014            2013 (c)            2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,731,736)  $        251,733  $      (428,408)  $    (4,795,245)
   Net realized gains (losses)....           515,242         1,330,956        18,517,553         2,079,740
   Change in unrealized gains
     (losses) on investments......         9,325,602         1,889,489        10,370,401        31,029,531
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,109,108         3,472,178        28,459,546        28,314,026
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        21,094,105        11,152,445        19,796,572        68,362,808
   Net transfers (including fixed
     account).....................        61,855,680        64,918,197        32,175,596       161,034,274
   Contract charges...............       (1,600,359)         (309,972)       (6,709,852)       (4,470,986)
   Transfers for contract benefits
     and terminations.............       (4,362,374)         (815,619)      (15,546,572)       (9,919,594)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        76,987,052        74,945,051        29,715,744       215,006,502
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        85,096,160        78,417,229        58,175,290       243,320,528
NET ASSETS:
   Beginning of year..............        78,417,229                --       435,205,689       191,885,161
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    163,513,389  $     78,417,229  $    493,380,979  $    435,205,689
                                    ================  ================  ================  ================


                                      MIST SSGA GROWTH AND INCOME ETF           MIST SSGA GROWTH ETF
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014              2013               2014              2013
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     11,253,551  $     15,406,854   $      1,691,616  $      2,717,724
   Net realized gains (losses)....       113,377,455        56,799,502         41,161,005        25,386,819
   Change in unrealized gains
     (losses) on investments......      (60,416,484)        92,923,301       (24,023,767)        44,458,197
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        64,214,522       165,129,657         18,828,854        72,562,740
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,439,074        11,860,244          6,532,143         5,978,512
   Net transfers (including fixed
     account).....................      (25,023,322)      (37,705,533)        (3,398,510)         6,512,325
   Contract charges...............      (18,124,397)      (18,210,457)        (5,200,778)       (4,933,205)
   Transfers for contract benefits
     and terminations.............      (95,978,922)      (64,397,713)       (24,564,862)      (18,680,473)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (128,687,567)     (108,453,459)       (26,632,007)      (11,122,841)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (64,473,045)        56,676,198        (7,803,153)        61,439,899
NET ASSETS:
   Beginning of year..............     1,578,178,677     1,521,502,479        509,607,858       448,167,959
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $  1,513,705,632  $  1,578,178,677   $    501,804,705  $    509,607,858
                                    ================  ================   ================  ================

                                                                                       MIST
                                    MIST T. ROWE PRICE LARGE CAP VALUE     T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2014              2013              2014              2013
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $    (2,592,578)  $        274,524  $    (8,684,292)  $    (7,216,909)
   Net realized gains (losses)....         22,160,919        12,380,070        83,347,675        44,126,921
   Change in unrealized gains
     (losses) on investments......         67,563,377       154,938,541      (17,691,662)       116,792,789
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         87,131,718       167,593,135        56,971,721       153,702,801
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         12,253,858         7,988,896         3,338,843         4,862,681
   Net transfers (including fixed
     account).....................        159,566,655         4,058,593      (37,998,561)      (21,028,467)
   Contract charges...............        (4,113,653)       (3,122,742)       (4,959,686)       (4,805,296)
   Transfers for contract benefits
     and terminations.............       (73,966,475)      (55,363,943)      (48,648,856)      (31,385,247)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         93,740,385      (46,439,196)      (88,268,260)      (52,356,329)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        180,872,103       121,153,939      (31,296,539)       101,346,472
NET ASSETS:
   Beginning of year..............        657,944,319       536,790,380       568,882,747       467,536,275
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    838,816,422  $    657,944,319  $    537,586,208  $    568,882,747
                                     ================  ================  ================  ================


                                       MIST WMC LARGE CAP RESEARCH
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (152,311)  $       (69,719)
   Net realized gains (losses)....           962,687           843,040
   Change in unrealized gains
     (losses) on investments......         1,050,584         3,552,916
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,860,960         4,326,237
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           307,777           654,278
   Net transfers (including fixed
     account).....................         (607,575)         (847,332)
   Contract charges...............         (197,017)         (180,167)
   Transfers for contract benefits
     and terminations.............         (973,400)       (1,522,513)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,470,215)       (1,895,734)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           390,745         2,430,503
NET ASSETS:
   Beginning of year..............        16,869,650        14,439,147
                                    ----------------  ----------------
   End of year....................  $     17,260,395  $     16,869,650
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                    MSF
                                    BAILLIE GIFFORD INTERNATIONAL STOCK    MSF BARCLAYS AGGREGATE BOND INDEX
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      (823,308)  $    (3,165,848)   $      2,129,181  $      2,684,004
   Net realized gains (losses)....          2,816,068         1,385,436          (108,055)         (145,067)
   Change in unrealized gains
     (losses) on investments......       (15,452,332)        31,198,214          4,954,438       (8,883,122)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (13,459,572)        29,417,802          6,975,564       (6,344,185)
                                     ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,436,654         1,422,162          9,707,112        11,149,289
   Net transfers (including fixed
     account).....................            324,776       282,688,482         51,418,453        15,951,296
   Contract charges...............        (3,197,760)       (2,205,156)        (2,153,905)       (1,698,851)
   Transfers for contract benefits
     and terminations.............       (19,054,714)      (10,455,850)       (15,043,074)       (8,039,466)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (20,491,044)       271,449,638         43,928,586        17,362,268
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (33,950,616)       300,867,440         50,904,150        11,018,083
NET ASSETS:
   Beginning of year..............        303,453,047         2,585,607        162,571,849       151,553,766
                                     ----------------  ----------------   ----------------  ----------------
   End of year....................   $    269,502,431  $    303,453,047   $    213,475,999  $    162,571,849
                                     ================  ================   ================  ================

                                                                                        MSF
                                         MSF BLACKROCK BOND INCOME        BLACKROCK CAPITAL APPRECIATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         952,581  $      1,256,228  $      (221,645)  $      (112,438)
   Net realized gains (losses)....             40,190         1,515,855         1,124,532           691,188
   Change in unrealized gains
     (losses) on investments......          2,001,494       (4,322,733)            32,868         3,229,055
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,994,265       (1,550,650)           935,755         3,807,805
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,147,683         5,100,261           465,737         1,032,741
   Net transfers (including fixed
     account).....................          6,751,669         1,673,798         (848,033)          (69,939)
   Contract charges...............          (621,824)         (567,749)         (110,785)         (108,766)
   Transfers for contract benefits
     and terminations.............        (4,908,655)       (5,292,686)       (1,028,588)       (1,221,109)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          3,368,873           913,624       (1,521,669)         (367,073)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          6,363,138         (637,026)         (585,914)         3,440,732
NET ASSETS:
   Beginning of year..............         57,251,907        57,888,933        15,272,342        11,831,610
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      63,615,045  $     57,251,907  $     14,686,428  $     15,272,342
                                    =================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE       MSF BLACKROCK MONEY MARKET
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (2,636)  $          1,769  $    (6,766,906)  $    (8,012,597)
   Net realized gains (losses)....           921,265           196,427                --                --
   Change in unrealized gains
     (losses) on investments......         (583,420)           706,190                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           335,209           904,386       (6,766,906)       (8,012,597)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           187,882           170,505        16,019,042        35,808,232
   Net transfers (including fixed
     account).....................           257,815           180,009        38,236,997       (7,315,471)
   Contract charges...............             (155)             (147)       (4,868,193)       (5,349,795)
   Transfers for contract benefits
     and terminations.............         (372,113)         (439,359)     (108,077,463)     (122,897,380)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            73,429          (88,992)      (58,689,617)      (99,754,414)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           408,638           815,394      (65,456,523)     (107,767,011)
NET ASSETS:
   Beginning of year..............         3,792,926         2,977,532       461,342,890       569,109,901
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      4,201,564  $      3,792,926  $    395,886,367  $    461,342,890
                                    ================  ================  ================  ================


                                        MSF FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2014            2013 (c)
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,322,869)  $       (897,791)
   Net realized gains (losses)....         9,730,209          1,222,819
   Change in unrealized gains
     (losses) on investments......       (1,239,505)         14,503,587
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,167,835         14,828,615
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           593,698            339,204
   Net transfers (including fixed
     account).....................       (3,064,927)         73,026,037
   Contract charges...............         (703,442)          (461,156)
   Transfers for contract benefits
     and terminations.............       (6,346,789)        (4,081,537)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,521,460)         68,822,548
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............       (2,353,625)         83,651,163
NET ASSETS:
   Beginning of year..............        83,651,163                 --
                                    ----------------  -----------------
   End of year....................  $     81,297,538  $      83,651,163
                                    ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                            MSF JENNISON GROWTH           MSF LOOMIS SAYLES SMALL CAP CORE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014              2013               2014              2013
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,604,142)  $     (7,335,002)  $      (241,088)  $      (200,052)
   Net realized gains (losses)....        57,107,511         20,299,862         2,320,935         1,982,997
   Change in unrealized gains
     (losses) on investments......      (11,083,979)        145,943,839       (1,853,055)         2,464,698
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        37,419,390        158,908,699           226,792         4,247,643
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,880,660          3,447,603           156,508           344,417
   Net transfers (including fixed
     account).....................      (44,484,377)        (2,923,592)         (366,480)       (1,074,960)
   Contract charges...............       (4,133,996)        (3,962,178)         (175,842)         (173,285)
   Transfers for contract benefits
     and terminations.............      (48,285,573)       (38,611,159)         (745,280)       (1,065,267)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (94,023,286)       (42,049,326)       (1,131,094)       (1,969,095)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (56,603,896)        116,859,373         (904,302)         2,278,548
NET ASSETS:
   Beginning of year..............       585,624,219        468,764,846        14,610,773        12,332,225
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    529,020,323  $     585,624,219  $     13,706,471  $     14,610,773
                                    ================  =================  ================  ================

                                                    MSF
                                      LOOMIS SAYLES SMALL CAP GROWTH        MSF MET/ARTISAN MID CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2014              2013              2014               2013
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $        (2,894)  $        (1,411)  $     (2,770,312)  $    (2,081,656)
   Net realized gains (losses)....             33,035            10,812          9,182,228         2,704,503
   Change in unrealized gains
     (losses) on investments......           (27,964)            37,804        (6,138,938)        71,939,639
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........              2,177            47,205            272,978        72,562,486
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             34,767            71,019          2,279,317         2,406,731
   Net transfers (including fixed
     account).....................             33,954            72,654       (15,880,836)        15,760,862
   Contract charges...............              (817)             (292)        (1,707,607)       (1,572,787)
   Transfers for contract benefits
     and terminations.............            (3,450)           (4,711)       (26,349,339)      (20,643,858)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             64,454           138,670       (41,658,465)       (4,049,052)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............             66,631           185,875       (41,385,487)        68,513,434
NET ASSETS:
   Beginning of year..............            226,802            40,927        285,771,010       217,257,576
                                     ----------------  ----------------  -----------------  ----------------
   End of year....................   $        293,433  $        226,802  $     244,385,523  $    285,771,010
                                     ================  ================  =================  ================

                                            MSF MET/DIMENSIONAL
                                        INTERNATIONAL SMALL COMPANY       MSF METLIFE ASSET ALLOCATION 20
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        265,996  $         75,530  $       (93,420)  $         123,598
   Net realized gains (losses)....         4,114,623         2,053,871           589,830            324,295
   Change in unrealized gains
     (losses) on investments......       (9,176,434)        11,472,763          (85,239)          (227,599)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (4,795,815)        13,602,164           411,171            220,294
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           815,496           946,915           365,589                 --
   Net transfers (including fixed
     account).....................           191,200         2,187,268        35,836,944          (726,171)
   Contract charges...............         (593,152)         (559,879)         (223,118)           (83,224)
   Transfers for contract benefits
     and terminations.............       (3,606,060)       (2,632,342)       (2,200,451)        (1,568,517)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (3,192,516)          (58,038)        33,778,964        (2,377,912)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............       (7,988,331)        13,544,126        34,190,135        (2,157,618)
NET ASSETS:
   Beginning of year..............        66,162,419        52,618,293         7,497,408          9,655,026
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $     58,174,088  $     66,162,419  $     41,687,543  $       7,497,408
                                    ================  ================  ================  =================


                                      MSF METLIFE ASSET ALLOCATION 40
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (56,436,952)  $         60,178
   Net realized gains (losses)....        14,979,444           205,663
   Change in unrealized gains
     (losses) on investments......       181,094,658           395,866
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       139,637,150           661,707
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        12,615,751                --
   Net transfers (including fixed
     account).....................     5,139,621,026           151,035
   Contract charges...............      (34,412,284)          (63,032)
   Transfers for contract benefits
     and terminations.............     (273,737,211)         (594,121)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     4,844,087,282         (506,118)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............     4,983,724,432           155,589
NET ASSETS:
   Beginning of year..............         7,732,376         7,576,787
                                    ----------------  ----------------
   End of year....................  $  4,991,456,808  $      7,732,376
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                      MSF METLIFE ASSET ALLOCATION 60    MSF METLIFE ASSET ALLOCATION 80
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014             2013               2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (82,508,224)  $        111,426  $   (72,919,925)  $      (147,761)
   Net realized gains (losses)....        19,715,684         1,018,931        18,208,146           927,158
   Change in unrealized gains
     (losses) on investments......       325,337,909         5,244,250       313,139,176        10,180,246
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       262,545,369         6,374,607       258,427,397        10,959,643
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        24,283,519           333,489        24,181,255           209,284
   Net transfers (including fixed
     account).....................     7,634,512,209           189,896     6,518,639,731       (1,014,032)
   Contract charges...............      (48,104,618)         (368,244)      (40,179,976)         (511,319)
   Transfers for contract benefits
     and terminations.............     (389,900,744)       (3,563,775)     (310,434,847)       (4,103,646)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     7,220,790,366       (3,408,634)     6,192,206,163       (5,419,713)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     7,483,335,735         2,965,973     6,450,633,560         5,539,930
NET ASSETS:
   Beginning of year..............        44,655,421        41,689,448        57,260,787        51,720,857
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  7,527,991,156  $     44,655,421  $  6,507,894,347  $     57,260,787
                                    ================  ================  ================  ================

                                     MSF METLIFE MID CAP STOCK INDEX          MSF METLIFE STOCK INDEX
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (819,673)  $      (566,013)  $      (765,841)  $        126,616
   Net realized gains (losses)....        11,559,694         6,964,753        38,987,719        23,490,755
   Change in unrealized gains
     (losses) on investments......       (1,212,992)        23,599,476        23,647,160       106,939,595
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         9,527,029        29,998,216        61,869,038       130,556,966
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,512,620         3,805,517         7,247,240         9,905,483
   Net transfers (including fixed
     account).....................       (1,166,141)         9,018,341        32,842,922        10,729,964
   Contract charges...............       (1,039,460)         (966,588)       (3,860,753)       (3,364,435)
   Transfers for contract benefits
     and terminations.............       (8,982,254)       (4,961,109)      (48,542,701)      (33,312,519)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,675,235)         6,896,161      (12,313,292)      (16,041,507)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,851,794        36,894,377        49,555,746       114,515,459
NET ASSETS:
   Beginning of year..............       125,884,078        88,989,701       561,274,487       446,759,028
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    127,735,872  $    125,884,078  $    610,830,233  $    561,274,487
                                    ================  ================  ================  ================

                                           MSF MFS TOTAL RETURN                    MSF MFS VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         314,570  $        297,490  $       (57,616)  $    (1,920,146)
   Net realized gains (losses)....          1,124,465           439,651        18,672,716         5,190,690
   Change in unrealized gains
     (losses) on investments......          1,597,039         5,520,960         2,950,546        43,048,658
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          3,036,074         6,258,101        21,565,646        46,319,202
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,026,445         2,347,250         3,231,894         3,226,292
   Net transfers (including fixed
     account).....................            695,451         5,946,371       (9,606,231)       176,696,995
   Contract charges...............          (252,458)         (195,752)       (2,466,657)       (1,727,489)
   Transfers for contract benefits
     and terminations.............        (5,732,469)       (3,656,176)      (17,796,650)      (12,316,297)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (3,263,031)         4,441,693      (26,637,644)       165,879,501
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (226,957)        10,699,794       (5,071,998)       212,198,703
NET ASSETS:
   Beginning of year..............         46,044,412        35,344,618       260,473,964        48,275,261
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      45,817,455  $     46,044,412  $    255,401,966  $    260,473,964
                                    =================  ================  ================  ================

                                            MSF MSCI EAFE INDEX
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        991,218  $      1,388,628
   Net realized gains (losses)....         2,887,187         1,008,944
   Change in unrealized gains
     (losses) on investments......      (11,944,228)        15,456,919
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,065,823)        17,854,491
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,309,427         3,337,616
   Net transfers (including fixed
     account).....................         4,727,833        14,653,612
   Contract charges...............         (974,058)         (946,782)
   Transfers for contract benefits
     and terminations.............       (8,971,260)       (4,106,316)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,908,058)        12,938,130
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (10,973,881)        30,792,621
NET ASSETS:
   Beginning of year..............       112,197,169        81,404,548
                                    ----------------  ----------------
   End of year....................  $    101,223,288  $    112,197,169
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013






                                      MSF NEUBERGER BERMAN GENESIS            MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014               2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,176,457)  $    (1,702,008)  $      (798,862)  $       (279,727)
   Net realized gains (losses)....         4,329,229         2,307,614         8,367,458          2,980,519
   Change in unrealized gains
     (losses) on investments......       (5,677,025)        36,584,374       (3,199,788)         32,072,788
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,524,253)        37,189,980         4,368,808         34,773,580
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,992,969         1,534,745         2,652,120          3,036,517
   Net transfers (including fixed
     account).....................       (5,425,832)       130,824,603         5,859,193         17,108,088
   Contract charges...............       (1,280,963)         (883,958)       (1,176,186)          (979,907)
   Transfers for contract benefits
     and terminations.............      (13,905,156)       (8,216,818)       (7,916,247)        (4,618,795)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (18,618,982)       123,258,572         (581,120)         14,545,903
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (22,143,235)       160,448,552         3,787,688         49,319,483
NET ASSETS:
   Beginning of year..............       172,247,460        11,798,908       141,070,458         91,750,975
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    150,104,225  $    172,247,460  $    144,858,146  $     141,070,458
                                    ================  ================  ================  =================




                                                   MSF                                  MSF
                                     T. ROWE PRICE LARGE CAP GROWTH       T. ROWE PRICE SMALL CAP GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,482,158)  $    (1,361,307)  $      (153,247)  $      (118,410)
   Net realized gains (losses)....        14,393,834         1,274,164         1,464,690         1,190,765
   Change in unrealized gains
     (losses) on investments......       (1,397,928)        29,734,972         (830,342)         2,047,671
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,513,748        29,647,829           481,101         3,120,026
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,948,471         1,216,598           281,198           217,643
   Net transfers (including fixed
     account).....................        17,437,802       125,845,085         (504,932)            76,680
   Contract charges...............       (1,330,553)         (670,738)          (62,439)          (65,804)
   Transfers for contract benefits
     and terminations.............      (14,540,202)       (5,610,315)         (741,321)         (634,727)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         4,515,518       120,780,630       (1,027,494)         (406,208)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        15,029,266       150,428,459         (546,393)         2,713,818
NET ASSETS:
   Beginning of year..............       151,930,071         1,501,612        10,522,813         7,808,995
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    166,959,337  $    151,930,071  $      9,976,420  $     10,522,813
                                    ================  ================  ================  ================

                                                                                 MSF
                                                                            WESTERN ASSET
                                                                             MANAGEMENT
                                                   MSF                     STRATEGIC BOND            MSF WESTERN ASSET
                                    VAN ECK GLOBAL NATURAL RESOURCES        OPPORTUNITIES       MANAGEMENT U.S. GOVERNMENT
                                               SUB-ACCOUNT                   SUB-ACCOUNT                SUB-ACCOUNT
                                    -----------------------------------  -----------------  -----------------------------------
                                          2014              2013              2014 (a)            2014               2013
                                    ----------------  -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,294,356)  $       (992,724)   $            (5)  $        697,614  $       1,546,993
   Net realized gains (losses)....         1,787,878        (2,668,683)                 --           (3,865)             12,769
   Change in unrealized gains
     (losses) on investments......      (19,515,189)         13,797,608                 48         2,454,211        (8,825,000)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (19,021,667)         10,136,201                 43         3,147,960        (7,265,238)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           402,973            944,635             12,700         5,112,381         17,581,036
   Net transfers (including fixed
     account).....................         8,185,185      (11,189,728)                 --          2,857,487       (7,036,962)
   Contract charges...............       (1,298,545)       (1,460,573)                 --        (3,072,371)       (3,057,823)
   Transfers for contract benefits
     and terminations.............       (5,429,317)       (3,878,019)                 --       (23,830,183)      (21,660,910)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,860,296      (15,583,685)             12,700       (18,932,686)      (14,174,659)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (17,161,371)       (5,447,484)             12,743       (15,784,726)      (21,439,897)
NET ASSETS:
   Beginning of year..............       106,449,499       111,896,983                 --        291,870,388       313,310,285
                                    ----------------  -----------------  -----------------  ----------------  -----------------
   End of year....................  $     89,288,128  $    106,449,499   $         12,743   $    276,085,662  $    291,870,388
                                    ================  =================  =================  ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                  MSF WMC
                                         CORE EQUITY OPPORTUNITIES           NEUBERGER BERMAN GENESIS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (6,367,120)  $    (2,024,413)  $           (88)  $           (53)
   Net realized gains (losses)....        91,018,865        40,523,317             1,471               749
   Change in unrealized gains
     (losses) on investments......      (33,491,386)       130,538,788           (1,551)             2,197
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        51,160,359       169,037,692             (168)             2,893
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,408,051         5,918,436                --                --
   Net transfers (including fixed
     account).....................      (44,285,835)      (37,323,562)                --                --
   Contract charges...............       (4,874,727)       (4,862,149)                --                --
   Transfers for contract benefits
     and terminations.............      (54,954,173)      (46,536,304)           (1,810)               (3)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (100,706,684)      (82,803,579)           (1,810)               (3)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (49,546,325)        86,234,113           (1,978)             2,890
NET ASSETS:
   Beginning of year..............       658,561,438       572,327,325            10,991             8,101
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    609,015,113  $    658,561,438  $          9,013  $         10,991
                                    ================  ================  ================  ================

                                                                                  OPPENHEIMER VA
                                         OPPENHEIMER VA CORE BOND             GLOBAL STRATEGIC INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            347  $            335  $            133  $            164
   Net realized gains (losses)....             (267)             (126)                 5                 8
   Change in unrealized gains
     (losses) on investments......               416             (342)              (73)             (240)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               496             (133)                65              (68)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                --
   Net transfers (including fixed
     account).....................                --                --                --                --
   Contract charges...............                --                --                --                --
   Transfers for contract benefits
     and terminations.............             (796)             (279)               (1)               (2)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (796)             (279)               (1)               (2)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (300)             (412)                64              (70)
NET ASSETS:
   Beginning of year..............             8,646             9,058             4,492             4,562
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $          8,346  $          8,646  $          4,556  $          4,492
                                    ================  ================  ================  ================

                                              OPPENHEIMER VA
                                           MAIN STREET SMALL CAP           OPPENHEIMER VA MAIN STREET
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2014             2013              2014              2013
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (875,296)  $     (725,297)  $          (589)  $          (280)
   Net realized gains (losses)....        21,968,724        6,330,488             5,285             1,403
   Change in unrealized gains
     (losses) on investments......       (9,177,366)       30,298,071             4,566            23,373
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,916,062       35,903,262             9,262            24,496
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,589,850        7,423,119                --                --
   Net transfers (including fixed
     account).....................       (3,769,755)      (9,338,929)                --                --
   Contract charges...............       (1,193,884)      (1,036,361)                --                --
   Transfers for contract benefits
     and terminations.............       (7,121,166)      (5,997,839)           (7,216)           (4,120)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,494,955)      (8,950,010)           (7,216)           (4,120)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         3,421,107       26,953,252             2,046            20,376
NET ASSETS:
   Beginning of year..............       123,045,407       96,092,155           104,039            83,663
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    126,466,514  $   123,045,407  $        106,085  $        104,039
                                    ================  ===============  ================  ================


                                          OPPENHEIMER VA MONEY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (53)  $          (102)
   Net realized gains (losses)....                --                --
   Change in unrealized gains
     (losses) on investments......                --                --
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (53)             (102)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including fixed
     account).....................                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............             (154)         (108,863)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (154)         (108,863)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (207)         (108,965)
NET ASSETS:
   Beginning of year..............             4,000           112,965
                                    ----------------  ----------------
   End of year....................  $          3,793  $          4,000
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                        PIMCO VIT
                                       COMMODITY-          PIMCO VIT          PIMCO VIT
                                       REALRETURN          EMERGING         UNCONSTRAINED
                                        STRATEGY          MARKET BOND           BOND                PIONEER VCT MID CAP
                                       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT             VALUE SUB-ACCOUNT
                                    -----------------  ----------------  -----------------  -----------------------------------
                                        2014 (a)           2014 (a)           2014 (a)            2014               2013
                                    -----------------  ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $              11  $             29  $              --  $       (535,991)  $      (422,216)
   Net realized gains (losses)....                 --                --                 --         11,686,087           856,609
   Change in unrealized gains
     (losses) on investments......            (1,741)                76                (4)        (2,093,671)        16,961,029
                                    -----------------  ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            (1,730)               105                (4)          9,056,425        17,395,422
                                    -----------------  ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             14,900            15,098              4,763          2,291,113         5,065,892
   Net transfers (including fixed
     account).....................                 --                --                 --        (1,539,510)       (2,540,776)
   Contract charges...............                 --                --                 --          (602,056)         (481,800)
   Transfers for contract benefits
     and terminations.............                 --               (1)                 --        (6,203,018)       (3,983,623)
                                    -----------------  ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             14,900            15,097              4,763        (6,053,471)       (1,940,307)
                                    -----------------  ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............             13,170            15,202              4,759          3,002,954        15,455,115
NET ASSETS:
   Beginning of year..............                 --                --                 --         71,900,042        56,444,927
                                    -----------------  ----------------  -----------------  -----------------  ----------------
   End of year....................  $          13,170  $         15,202  $           4,759  $      74,902,996  $     71,900,042
                                    =================  ================  =================  =================  ================




                                      PIONEER VCT REAL ESTATE SHARES          T. ROWE PRICE GROWTH STOCK
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                           2014              2013               2014               2013
                                    -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           1,768  $           1,359  $       (68,593)  $        (60,820)
   Net realized gains (losses)....             47,876             18,057         1,582,180            357,589
   Change in unrealized gains
     (losses) on investments......             16,387           (19,131)         (938,069)          2,047,793
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             66,031                285           575,518          2,344,562
                                    -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                305                895           239,809            219,130
   Net transfers (including fixed
     account).....................           (41,306)             17,963         (718,459)          (113,852)
   Contract charges...............            (3,087)            (2,841)           (1,508)            (1,536)
   Transfers for contract benefits
     and terminations.............           (24,717)            (1,163)         (922,810)          (513,697)
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (68,805)             14,854       (1,402,968)          (409,955)
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............            (2,774)             15,139         (827,450)          1,934,607
NET ASSETS:
   Beginning of year..............            252,653            237,514         8,339,192          6,404,585
                                    -----------------  -----------------  ----------------  -----------------
   End of year....................  $         249,879  $         252,653  $      7,511,742  $       8,339,192
                                    =================  =================  ================  =================




                                     T. ROWE PRICE INTERNATIONAL STOCK      T. ROWE PRICE PRIME RESERVE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ------------------------------------
                                          2014              2013               2014              2013
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,560  $            503  $         (5,357)  $         (6,339)
   Net realized gains (losses)....            23,491            10,324                 --                 --
   Change in unrealized gains
     (losses) on investments......          (35,473)            71,247                 --                 --
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (10,422)            82,074            (5,357)            (6,339)
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            33,720            21,103                 --                208
   Net transfers (including fixed
     account).....................          (46,190)           (7,638)             24,583           (93,657)
   Contract charges...............             (139)             (151)              (128)              (155)
   Transfers for contract benefits
     and terminations.............           (9,346)          (79,868)           (63,332)           (64,754)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (21,955)          (66,554)           (38,877)          (158,358)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............          (32,377)            15,520           (44,234)          (164,697)
NET ASSETS:
   Beginning of year..............           655,401           639,881            558,449            723,146
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $        623,024  $        655,401  $         514,215  $         558,449
                                    ================  ================  =================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                                      VAN ECK VIP
                                                               TAP 1919 VARIABLE SOCIALLY           UIF GLOBAL        LONG/SHORT
                                                                   RESPONSIVE BALANCED            INFRASTRUCTURE     EQUITY INDEX
                                                                       SUB-ACCOUNT                  SUB-ACCOUNT       SUB-ACCOUNT
                                                          ------------------------------------  -----------------  -----------------
                                                                 2014              2013              2014 (a)          2014 (a)
                                                          -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).........................  $         (1,774)  $         (2,213)  $             (4)  $            (10)
   Net realized gains (losses)..........................             44,532              8,209                 --                 --
   Change in unrealized gains
     (losses) on investments............................           (24,999)             39,556                 44                 80
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.................................             17,759             45,552                 40                 70
                                                          -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...............................              1,080                 --              8,425             16,699
   Net transfers (including fixed
     account)...........................................           (33,535)              9,338                 --                 --
   Contract charges.....................................              (128)              (130)                 --                 --
   Transfers for contract benefits
     and terminations...................................           (23,622)           (51,803)                 --                 --
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions...........................           (56,205)           (42,595)              8,425             16,699
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...................................           (38,446)              2,957              8,465             16,769
NET ASSETS:
   Beginning of year....................................            292,286            289,329                 --                 --
                                                          -----------------  -----------------  -----------------  -----------------
   End of year..........................................  $         253,840  $         292,286  $           8,465  $          16,769
                                                          =================  =================  =================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

            METLIFE INVESTORS USA SEPARATE ACCOUNT A
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support operations of MLI-USA with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-USA merged into MetLife Insurance Company of Connecticut, which subsequently changed its name to MetLife Insurance Company USA and its state of domicile to Delaware, and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
BlackRock Variable Series Funds, Inc. ("BlackRock")        Neuberger Berman Equity Funds ("Neuberger Berman")
Deutsche Variable Series I ("Deutsche I")                  Oppenheimer Variable Account Funds
Federated Insurance Series ("Federated")                     ("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")      PIMCO Variable Insurance Trust ("PIMCO VIT")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Growth Stock Fund, Inc.
Ivy Funds Variable Insurance Portfolios ("Ivy              T. Rowe Price International Funds, Inc
   Funds VIP")                                             T. Rowe Price Prime Reserve Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         The Alger Portfolios ("Alger")
Legg Mason Partners Variable Equity Trust                  Trust For Advised Portfolios ("TAP")
   ("LMPVET")                                              The Universal Institutional Funds, Inc. ("UIF")
Legg Mason Partners Variable Income Trust                  Van Eck VIP Trust ("Van Eck VIP")
   ("LMPVIT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2014:

Alger Small Cap Growth Sub-Account                      BlackRock Global Allocation V.I. Sub-Account (b)
American Funds Bond Sub-Account                         Deutsche I International Sub-Account
American Funds Global Growth Sub-Account                Federated High Income Bond Sub-Account
American Funds Global Small Capitalization              Federated Kaufman Sub-Account
   Sub-Account (a)                                      Fidelity VIP Asset Manager Sub-Account
American Funds Growth Sub-Account                       Fidelity VIP Contrafund Sub-Account (a)
American Funds Growth-Income Sub-Account                Fidelity VIP Equity-Income Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONTINUED)


Fidelity VIP FundsManager 50% Sub-Account                MIST American Funds Growth Allocation
Fidelity VIP FundsManager 60% Sub-Account                   Sub-Account
Fidelity VIP Growth Sub-Account                          MIST American Funds Growth Sub-Account
Fidelity VIP Index 500 Sub-Account                       MIST American Funds Moderate Allocation
Fidelity VIP Mid Cap Sub-Account                            Sub-Account
Fidelity VIP Money Market Sub-Account (a)                MIST AQR Global Risk Balanced Sub-Account
Fidelity VIP Overseas Sub-Account                        MIST BlackRock Global Tactical Strategies
FTVIPT Franklin Income VIP Sub-Account                      Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            MIST BlackRock High Yield Sub-Account (a)
FTVIPT Franklin Small Cap Value VIP Sub-Account          MIST Clarion Global Real Estate Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account                 MIST ClearBridge Aggressive Growth Sub-Account (a)
FTVIPT Templeton Global Bond VIP Sub-Account             MIST Goldman Sachs Mid Cap Value Sub-Account
Invesco V.I. American Franchise Sub-Account              MIST Harris Oakmark International Sub-Account (a)
Invesco V.I. Core Equity Sub-Account                     MIST Invesco Balanced-Risk Allocation Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           MIST Invesco Comstock Sub-Account
Invesco V.I. Growth and Income Sub-Account               MIST Invesco Mid Cap Value Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST Invesco Small Cap Growth Sub-Account (a)
Ivy Funds VIP Asset Strategy Sub-Account (b)             MIST JPMorgan Core Bond Sub-Account
LMPVET ClearBridge Variable Aggressive Growth            MIST JPMorgan Global Active Allocation
   Sub-Account (a)                                          Sub-Account
LMPVET ClearBridge Variable Appreciation                 MIST JPMorgan Small Cap Value Sub-Account (a)
   Sub-Account                                           MIST Loomis Sayles Global Markets Sub-Account
LMPVET ClearBridge Variable Equity Income                MIST Lord Abbett Bond Debenture Sub-Account (a)
   Sub-Account (a)                                       MIST Met/Eaton Vance Floating Rate Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST Met/Franklin Low Duration Total Return
   Sub-Account                                              Sub-Account
LMPVET ClearBridge Variable Large Cap Value              MIST Met/Templeton International Bond Sub-Account
   Sub-Account                                           MIST MetLife Asset Allocation 100 Sub-Account
LMPVET ClearBridge Variable Small Cap Growth             MIST MetLife Balanced Plus Sub-Account
   Sub-Account                                           MIST MetLife Multi-Index Targeted Risk
LMPVET Permal Alternative Select VIT                        Sub-Account
   Sub-Account (b)                                       MIST MetLife Small Cap Value Sub-Account (a)
LMPVET Variable Lifestyle Allocation 50%                 MIST MFS Emerging Markets Equity Sub-Account
   Sub-Account                                           MIST MFS Research International Sub-Account (a)
LMPVET Variable Lifestyle Allocation 70%                 MIST Morgan Stanley Mid Cap Growth Sub-Account (a)
   Sub-Account                                           MIST Oppenheimer Global Equity Sub-Account
LMPVET Variable Lifestyle Allocation 85%                 MIST PanAgora Global Diversified Risk
   Sub-Account                                              Sub-Account (b)
LMPVIT Western Asset Variable Global High Yield          MIST PIMCO Inflation Protected Bond Sub-Account
   Bond Sub-Account                                      MIST PIMCO Total Return Sub-Account (a)
MFS VIT Investors Trust Sub-Account                      MIST Pioneer Fund Sub-Account (a)
MFS VIT New Discovery Sub-Account                        MIST Pioneer Strategic Income Sub-Account (a)
MFS VIT Research Sub-Account                             MIST Pyramis Government Income Sub-Account
MIST AllianceBernstein Global Dynamic Allocation         MIST Pyramis Managed Risk Sub-Account
   Sub-Account                                           MIST Schroders Global Multi-Asset Sub-Account
MIST Allianz Global Investors Dynamic Multi-Asset        MIST SSgA Growth and Income ETF Sub-Account
   Plus Sub-Account (b)                                  MIST SSgA Growth ETF Sub-Account
MIST American Funds Balanced Allocation                  MIST T. Rowe Price Large Cap Value Sub-Account (a)
   Sub-Account                                           MIST T. Rowe Price Mid Cap Growth Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST WMC Large Cap Research Sub-Account (a)                MSF Van Eck Global Natural Resources Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    MSF Western Asset Management Strategic Bond
MSF Barclays Aggregate Bond Index Sub-Account (a)            Opportunities Sub-Account (b)
MSF BlackRock Bond Income Sub-Account (a)                  MSF Western Asset Management U.S. Government
MSF BlackRock Capital Appreciation Sub-Account (a)           Sub-Account (a)
MSF BlackRock Large Cap Value Sub-Account (a)              MSF WMC Core Equity Opportunities Sub-Account (a)
MSF BlackRock Money Market Sub-Account (a)                 Neuberger Berman Genesis Sub-Account
MSF Frontier Mid Cap Growth Sub-Account                    Oppenheimer VA Core Bond Sub-Account
MSF Jennison Growth Sub-Account (a)                        Oppenheimer VA Global Strategic Income
MSF Loomis Sayles Small Cap Core Sub-Account                 Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account             Oppenheimer VA Main Street Small Cap
MSF Met/Artisan Mid Cap Value Sub-Account (a)                Sub-Account (a)
MSF Met/Dimensional International Small Company            Oppenheimer VA Main Street Sub-Account
   Sub-Account                                             Oppenheimer VA Money Sub-Account
MSF MetLife Asset Allocation 20 Sub-Account                PIMCO VIT CommodityRealReturn Strategy
MSF MetLife Asset Allocation 40 Sub-Account                  Sub-Account (b)
MSF MetLife Asset Allocation 60 Sub-Account                PIMCO VIT Emerging Market Bond Sub-Account (b)
MSF MetLife Asset Allocation 80 Sub-Account                PIMCO VIT Unconstrained Bond Sub-Account (b)
MSF MetLife Mid Cap Stock Index Sub-Account (a)            Pioneer VCT Mid Cap Value Sub-Account
MSF MetLife Stock Index Sub-Account (a)                    Pioneer VCT Real Estate Shares Sub-Account
MSF MFS Total Return Sub-Account (a)                       T. Rowe Price Growth Stock Sub-Account
MSF MFS Value Sub-Account (a)                              T. Rowe Price International Stock Sub-Account
MSF MSCI EAFE Index Sub-Account (a)                        T. Rowe Price Prime Reserve Sub-Account
MSF Neuberger Berman Genesis Sub-Account (a)               TAP 1919 Variable Socially Responsive Balanced
MSF Russell 2000 Index Sub-Account (a)                       Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account (a)         UIF Global Infrastructure Sub-Account (b)
MSF T. Rowe Price Small Cap Growth Sub-Account (a)         Van Eck VIP Long/Short Equity Index (b)

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2014.

B. The following Sub-Accounts had no net assets as of December 31, 2014:

Janus Aspen Global Research Sub-Account
MIST Met/Artisan International Sub-Account*

* This Investment Division commenced on November 19, 2014.


3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2014:

LMPVET ClearBridge Variable All Cap Value                MIST MetLife Moderate Strategy Sub-Account
   Sub-Account                                           Pioneer VCT Disciplined Value Sub-Account
Invesco V.I. American Value Sub-Account                  Pioneer VCT Emerging Markets Sub-Account
Invesco V.I. Global Real Estate Sub-Account              Pioneer VCT Equity Income Sub-Account
MIST ClearBridge Aggressive Growth II Sub-Account        Pioneer VCT Ibbotson Growth Allocation Sub-Account
MIST MetLife Balanced Strategy Sub-Account               Pioneer VCT Ibbotson Moderate Allocation
MIST MetLife Defensive Strategy Sub-Account                Sub-Account
MIST MetLife Growth Strategy Sub-Account                 UIF U.S. Real Estate Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONTINUED)


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                             New Name

Franklin Income Securities Fund                         Franklin Income VIP Fund
Franklin Small Cap Value Securities Fund                Franklin Small Cap Value VIP Fund
Mutual Shares Securities Fund                           Franklin Mutual Shares VIP Fund
Templeton Foreign Securities Fund                       Templeton Foreign VIP Fund
Templeton Global Bond Securities Fund                   Templeton Global Bond VIP Fund
(MIST) BlackRock Large Cap Core Portfolio               (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio            (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio           (MIST) MetLife Small Cap Value Portfolio
(MSF) Davis Venture Value Portfolio                     (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio         (MSF) MetLife Asset Allocation 20 Portfolio
(MSF) MetLife Conservative to Moderate Allocation       (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio             (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation         (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Balanced Strategy Portfolio              (MSF) MetLife Asset Allocation 60 Portfolio
(MIST) MetLife Defensive Strategy Portfolio             (MSF) MetLife Asset Allocation 40 Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio
(MIST) MetLife Moderate Strategy Portfolio              (MSF) MetLife Asset Allocation 40 Portfolio

REORGANIZATION:

Former Portfolio                                        New Portfolio

(LMPVET) Legg Mason Investment Counsel Variable         (TAP) 1919 Variable Socially Responsive Balanced Fund
   Social Awareness Portfolio

SUBSTITUTIONS:

Former Portfolio                                           New Portfolio

ClearBridge Variable All Cap Value Portfolio               (MIST) T. Rowe Price Large Cap Value Portfolio
Invesco V.I. American Value Fund                           (MIST) Invesco Mid Cap Value Portfolio
Invesco V.I. Global Real Estate Fund                       (MIST) Clarion Global Real Estate Portfolio
Pioneer Disciplined Value VCT Portfolio                    (MSF) MFS Value Portfolio
Pioneer Emerging Markets VCT Portfolio                     (MIST) MFS Emerging Markets Equity Portfolio
Pioneer Equity Income VCT Portfolio                        (MIST) Invesco Comstock Portfolio
Pioneer Ibbotson Growth Allocation VCT Portfolio           (MSF) MetLife Asset Allocation 80 Portfolio
Pioneer Ibbotson Moderate Allocation VCT Portfolio         (MSF) MetLife Asset Allocation 60 Portfolio
(UIF) U.S. Real Estate Portfolio                           (MIST) Clarion Global Real Estate Portfolio

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


TRUST NAME CHANGE:

Former Name                                               New Name

DWS Variable Series I                                     Deutsche Variable Series I

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

     Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.25% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014                DECEMBER 31, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     Alger Small Cap Growth Sub-Account.........................      1,921,904        56,410,072        5,701,946         7,073,730
     American Funds Bond Sub-Account............................     13,812,418       147,739,730       10,486,743        10,137,686
     American Funds Global Growth Sub-Account...................     11,436,237       252,267,241       44,095,190        19,845,237
     American Funds Global Small Capitalization Sub-Account.....      4,762,551        93,187,327        5,221,405         9,298,382
     American Funds Growth Sub-Account..........................     10,285,586       551,851,214       47,817,936       103,762,294
     American Funds Growth-Income Sub-Account...................      7,458,611       274,040,357       28,221,125        41,207,102
     BlackRock Global Allocation V.I. Fund Sub-Account (a)......            604             9,538            9,538                --
     Deutsche I International Sub-Account.......................      1,889,479        19,018,355          618,802         2,024,549
     Federated High Income Bond Sub-Account.....................          3,817            26,798            1,573               500
     Federated Kaufman Sub-Account..............................          2,498            34,361            4,778             1,902
     Fidelity VIP Asset Manager Sub-Account.....................      4,954,972        76,274,293        5,698,674         8,655,913
     Fidelity VIP Contrafund Sub-Account........................     16,968,941       418,638,148       45,355,592        76,873,656
     Fidelity VIP Equity-Income Sub-Account.....................        233,882         5,304,022          304,308           827,182
     Fidelity VIP FundsManager 50% Sub-Account..................    285,820,565     3,329,107,504    1,435,620,203            36,916
     Fidelity VIP FundsManager 60% Sub-Account..................    333,704,051     3,288,428,521      156,845,075       249,302,372
     Fidelity VIP Growth Sub-Account............................      2,641,366       100,196,604        1,523,225        17,556,858
     Fidelity VIP Index 500 Sub-Account.........................        337,142        43,801,197        1,215,605         8,388,363
     Fidelity VIP Mid Cap Sub-Account...........................     12,113,944       357,069,993       13,965,900        29,721,451
     Fidelity VIP Money Market Sub-Account......................     50,947,658        50,947,658      309,339,300       334,547,008
     Fidelity VIP Overseas Sub-Account..........................        264,318         4,825,817          252,574           704,940
     FTVIPT Franklin Income VIP Sub-Account.....................     18,431,873       278,040,576       22,674,326        24,286,646
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............      6,774,745       117,971,223        5,489,620        15,309,497
     FTVIPT Franklin Small Cap Value VIP Sub-Account............      5,667,677        93,183,451       14,010,853         6,363,239
     FTVIPT Templeton Foreign VIP Sub-Account...................      4,890,887        73,303,878        4,819,621         8,282,088
     FTVIPT Templeton Global Bond VIP Sub-Account...............     13,904,949       257,436,845       19,709,348        15,908,355
     Invesco V.I. American Franchise Sub-Account................            275            15,220           15,331           157,895
     Invesco V.I. Core Equity Sub-Account.......................          5,657           144,542            3,447            36,534
     Invesco V.I. Equity and Income Sub-Account.................     36,119,351       514,710,087       60,568,209        41,787,557
     Invesco V.I. Growth and Income Sub-Account.................            276             4,960          957,202       370,763,165
     Invesco V.I. International Growth Sub-Account..............      8,015,089       217,329,704       10,913,396        13,852,487
     Ivy Funds VIP Asset Strategy Sub-Account (a)...............          4,143            45,556           45,556                --
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................     10,520,313       187,099,946       30,909,176        30,597,361
     LMPVET ClearBridge Variable Appreciation Sub-Account.......     12,034,975       303,745,114       25,192,463        26,316,576
     LMPVET ClearBridge Variable Equity Income Sub-Account......     12,835,854       146,261,173       11,411,659        18,239,523
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................        211,491         3,709,556          828,727         1,191,668
     LMPVET ClearBridge Variable Large Cap Value Sub-Account....        449,114         7,468,384        2,769,690         1,025,471
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................      5,176,020        90,210,538       20,444,282         9,355,470
     LMPVET Permal Alternative Select VIT Sub-Account (a).......         63,978           640,747          640,747                --
     LMPVET Variable Lifestyle Allocation 50% Sub-Account.......      2,911,658        36,024,608        3,620,479         6,369,390
     LMPVET Variable Lifestyle Allocation 70% Sub-Account.......        133,047         1,492,107          119,188           572,323
     LMPVET Variable Lifestyle Allocation 85% Sub-Account.......      5,638,920        67,472,969        6,263,215         8,271,003
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................     13,563,578       110,885,714       11,851,027         7,344,876
     MFS VIT Investors Trust Sub-Account........................            316             6,074              808            17,284
     MFS VIT New Discovery Sub-Account..........................          2,488            38,286            8,458             2,074
     MFS VIT Research Sub-Account...............................            913            15,925            3,900            40,221
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account..............................................    284,923,263     2,853,449,838      144,211,615       192,016,750
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account (b)..........................................      1,806,520        18,919,521       19,059,019           140,871

(a)  For the period November 19, 2014 to December 31, 2014.
(b)  For the period April 28, 2014 to December 31, 2014.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  ------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------     -------------    --------------
     MIST American Funds Balanced Allocation Sub-Account........    317,642,622    2,862,627,588       428,527,756       265,724,402
     MIST American Funds Growth Allocation Sub-Account..........    179,135,466    1,502,067,867       348,997,889       137,744,824
     MIST American Funds Growth Sub-Account.....................     51,563,717      437,148,040        72,693,944        65,582,917
     MIST American Funds Moderate Allocation Sub-Account........    165,322,956    1,526,751,985       188,426,230       165,368,571
     MIST AQR Global Risk Balanced Sub-Account..................    275,854,987    2,961,390,036        22,309,985       387,095,609
     MIST BlackRock Global Tactical Strategies Sub-Account......    495,762,076    4,872,361,034       358,579,278       356,321,429
     MIST BlackRock High Yield Sub-Account......................     29,269,034      241,821,094        73,293,116        80,646,995
     MIST Clarion Global Real Estate Sub-Account................     26,713,490      303,659,729       151,367,497        35,181,869
     MIST ClearBridge Aggressive Growth Sub-Account.............     37,584,237      363,627,480       141,753,028       100,474,548
     MIST Goldman Sachs Mid Cap Value Sub-Account...............     10,958,424      148,140,639        45,984,522        28,394,324
     MIST Harris Oakmark International Sub-Account..............     42,321,442      604,092,616       145,273,246        52,479,482
     MIST Invesco Balanced-Risk Allocation Sub-Account..........     78,230,688      813,069,969        65,787,197        82,634,844
     MIST Invesco Comstock Sub-Account..........................     51,717,568      596,742,598       379,220,526        72,251,945
     MIST Invesco Mid Cap Value Sub-Account.....................     12,907,478      210,471,123       127,362,685        21,843,428
     MIST Invesco Small Cap Growth Sub-Account..................     16,288,613      226,054,520        45,284,214        42,894,922
     MIST JPMorgan Core Bond Sub-Account........................     33,994,067      356,001,562        59,103,743        25,378,801
     MIST JPMorgan Global Active Allocation Sub-Account.........     76,453,631      825,292,219       153,830,015        15,728,971
     MIST JPMorgan Small Cap Value Sub-Account..................      1,544,917       21,221,731         5,399,018         3,090,765
     MIST Loomis Sayles Global Markets Sub-Account..............     11,831,295      138,811,364        20,384,702        26,027,858
     MIST Lord Abbett Bond Debenture Sub-Account................     18,177,106      223,623,014        52,921,520        68,151,387
     MIST Met/Eaton Vance Floating Rate Sub-Account.............      7,217,703       75,038,729        12,627,495        19,156,208
     MIST Met/Franklin Low Duration Total Return Sub-Account....     17,452,118      174,038,518        62,962,803        28,193,206
     MIST Met/Templeton International Bond Sub-Account..........      4,197,860       49,071,172         4,154,159         7,572,730
     MIST MetLife Asset Allocation 100 Sub-Account..............     45,892,335      475,205,970        19,734,972        66,057,349
     MIST MetLife Balanced Plus Sub-Account.....................    621,235,402    6,333,490,785       962,734,371       127,104,250
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........     34,437,420      385,845,359       190,242,454         7,419,128
     MIST MetLife Small Cap Value Sub-Account...................     14,291,208      204,549,781        21,767,957        53,257,969
     MIST MFS Emerging Markets Equity Sub-Account...............     44,661,015      434,427,179        50,349,264        48,341,898
     MIST MFS Research International Sub-Account................     26,576,070      288,125,691        12,008,398        26,890,087
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............     15,089,872      161,252,193         9,999,539        16,998,756
     MIST Oppenheimer Global Equity Sub-Account.................      3,576,427       62,306,045         3,588,549         8,280,296
     MIST PanAgora Global Diversified Risk Sub-Account (b)......        985,619       10,314,930        11,332,144         1,030,049
     MIST PIMCO Inflation Protected Bond Sub-Account............     73,186,468      806,061,401        21,411,716       122,362,115
     MIST PIMCO Total Return Sub-Account........................    150,232,412    1,780,157,239       139,220,533       380,592,554
     MIST Pioneer Fund Sub-Account..............................     21,156,620      280,146,125       102,239,647        37,007,775
     MIST Pioneer Strategic Income Sub-Account..................     86,380,369      918,333,787       119,499,319        80,060,627
     MIST Pyramis Government Income Sub-Account.................     63,004,295      677,141,712        53,529,572       121,245,887
     MIST Pyramis Managed Risk Sub-Account......................     14,268,192      152,298,385        78,015,380         2,372,387
     MIST Schroders Global Multi-Asset Sub-Account..............     41,670,698      448,865,996        66,373,985        20,081,337
     MIST SSgA Growth and Income ETF Sub-Account................    120,806,520    1,314,026,600       133,925,529       159,799,370
     MIST SSgA Growth ETF Sub-Account...........................     40,240,961      416,051,011        60,786,330        54,487,396
     MIST T. Rowe Price Large Cap Value Sub-Account.............     23,443,759      617,164,183       183,366,611        92,218,809
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............     44,948,684      379,805,857        61,860,124       103,647,664
     MIST WMC Large Cap Research Sub-Account....................      1,200,640       11,362,206         1,492,923         3,115,416
     MSF Baillie Gifford International Stock Sub-Account........     27,194,816      254,615,427         8,847,931        30,162,284
     MSF Barclays Aggregate Bond Index Sub-Account..............     19,444,175      212,520,304        60,915,462        14,857,673
     MSF BlackRock Bond Income Sub-Account......................        578,980       62,010,679        12,182,525         7,861,114
     MSF BlackRock Capital Appreciation Sub-Account.............        356,710        9,405,836         1,763,471         3,506,733
     MSF BlackRock Large Cap Value Sub-Account..................        424,837        4,396,139         1,685,861           659,285
     MSF BlackRock Money Market Sub-Account.....................      3,958,866      395,886,560       141,398,632       206,855,258
     MSF Frontier Mid Cap Growth Sub-Account....................      2,332,786       68,033,516        10,387,155        13,491,977
     MSF Jennison Growth Sub-Account............................     32,954,752      384,110,698        32,787,334       105,227,319
     MSF Loomis Sayles Small Cap Core Sub-Account...............         48,938       11,117,176         2,654,335         2,161,399

(a)  For the period November 19, 2014 to December 31, 2014.
(b)  For the period April 28, 2014 to December 31, 2014.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  ------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------     -------------    --------------
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         20,799          282,616           116,781            24,274
     MSF Met/Artisan Mid Cap Value Sub-Account..................        922,396      196,739,162         3,708,653        48,137,456
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................      3,938,671       57,102,993        13,319,702        14,072,519
     MSF MetLife Asset Allocation 20 Sub-Account................      3,621,864       41,029,687        50,262,356        16,290,440
     MSF MetLife Asset Allocation 40 Sub-Account................    394,893,740    4,808,965,070     5,402,394,516       614,461,783
     MSF MetLife Asset Allocation 60 Sub-Account................    556,804,084    7,194,105,012     7,692,735,157       552,762,987
     MSF MetLife Asset Allocation 80 Sub-Account................    437,947,133    6,182,364,748     6,605,783,735       486,497,477
     MSF MetLife Mid Cap Stock Index Sub-Account................      6,800,171       95,881,249        21,987,305        24,495,794
     MSF MetLife Stock Index Sub-Account........................     13,575,398      415,511,357        80,457,500        79,238,240
     MSF MFS Total Return Sub-Account...........................        267,160       38,061,728         4,582,770         7,531,296
     MSF MFS Value Sub-Account..................................     13,986,421      204,346,509        25,944,977        40,527,640
     MSF MSCI EAFE Index Sub-Account............................      8,153,122       95,811,245        17,855,093        19,771,908
     MSF Neuberger Berman Genesis Sub-Account...................      8,440,200      120,024,328         2,939,870        23,735,312
     MSF Russell 2000 Index Sub-Account.........................      7,354,493      104,413,455        21,358,909        19,618,337
     MSF T. Rowe Price Large Cap Growth Sub-Account.............      6,810,459      138,371,173        38,727,784        25,710,827
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        436,375        6,731,390         2,103,464         2,494,342
     MSF Van Eck Global Natural Resources Sub-Account...........      7,936,727      113,761,568        18,816,498        16,545,440
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account (a)..........................................            954           12,700            12,700                --
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................     22,906,799      275,434,548        20,239,634        38,474,699
     MSF WMC Core Equity Opportunities Sub-Account..............     14,199,539      404,866,838        65,934,004       118,622,278
     Neuberger Berman Genesis Sub-Account.......................            152            5,888               693             1,903
     Oppenheimer VA Core Bond Sub-Account.......................          1,049           10,685               470               921
     Oppenheimer VA Global Strategic Income Sub-Account.........            860            4,249               195                62
     Oppenheimer VA Main Street Small Cap Sub-Account...........      4,815,871       79,577,709        20,039,216        12,314,071
     Oppenheimer VA Main Street Sub-Account.....................          3,157           65,832             2,999             8,677
     Oppenheimer VA Money Sub-Account...........................          3,803            3,803                --               205
     PIMCO VIT CommodityRealReturn Strategy Sub-Account (a).....          2,712           14,924            14,924                --
     PIMCO VIT Emerging Market Bond Sub-Account (a).............          1,199           15,134            15,134                --
     PIMCO VIT Unconstrained Bond Sub-Account (a)...............            456            4,764             4,764                --
     Pioneer VCT Mid Cap Value Sub-Account......................      3,315,761       59,362,049        11,877,109         8,706,537
     Pioneer VCT Real Estate Shares Sub-Account.................         11,573          175,291            36,347            77,549
     T. Rowe Price Growth Stock Sub-Account.....................        144,596        4,793,545         1,302,510         2,093,703
     T. Rowe Price International Stock Sub-Account..............         39,912          558,383            51,928            58,806
     T. Rowe Price Prime Reserve Sub-Account....................        514,215          514,215           495,379           539,614
     TAP 1919 Variable Socially Responsive Balanced Sub-Account.          8,531          218,941            45,433            74,591
     UIF Global Infrastructure Sub-Account (a)..................            914            8,425             8,425                --
     Van Eck VIP Long/Short Equity Index Sub-Account (a)........            659           16,699            16,699                --

(a)  For the period November 19, 2014 to December 31, 2014.
(b)  For the period April 28, 2014 to December 31, 2014.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:



                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013             2014            2013
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       4,387,118        4,795,545        8,361,945       7,687,811        8,333,553       8,485,913
Units issued and transferred
   from other funding options....         162,051          231,164        1,138,757       2,005,667          958,883       1,261,036
Units redeemed and transferred to
   other funding options.........       (578,312)        (639,591)      (1,166,873)     (1,331,533)      (1,098,505)     (1,413,396)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       3,970,857        4,387,118        8,333,829       8,361,945        8,193,931       8,333,553
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2014            2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        3,375,743       3,385,796        3,937,244        4,113,319
Units issued and transferred
   from other funding options....          375,100         652,214          132,323          453,387
Units redeemed and transferred to
   other funding options.........        (453,829)       (662,267)        (541,863)        (629,462)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        3,297,014       3,375,743        3,527,704        3,937,244
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........       2,581,885        2,745,842
Units issued and transferred
   from other funding options....         209,589          297,744
Units redeemed and transferred to
   other funding options.........       (412,906)        (461,701)
                                   --------------  ---------------
Units end of year................       2,378,568        2,581,885
                                   ==============  ===============

                                       BLACKROCK
                                        GLOBAL
                                    ALLOCATION V.I.
                                         FUND           DEUTSCHE I INTERNATIONAL          FEDERATED HIGH INCOME BOND
                                      SUB-ACCOUNT              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ----------------  --------------------------------  ---------------------------------
                                       2014 (A)           2014              2013             2014             2013
                                   ----------------  ---------------  ---------------  ---------------  ----------------

Units beginning of year..........                --        1,888,612        2,040,232            2,545             2,556
Units issued and transferred
   from other funding options....               402          102,848          147,844               --                --
Units redeemed and transferred to
   other funding options.........                --        (258,501)        (299,464)             (11)              (11)
                                   ----------------  ---------------  ---------------  ---------------  ----------------
Units end of year................               402        1,732,959        1,888,612            2,534             2,545
                                   ================  ===============  ===============  ===============  ================





                                          FEDERATED KAUFMAN             FIDELITY VIP ASSET MANAGER
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013              2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            5,836            6,002        5,885,530        6,517,939
Units issued and transferred
   from other funding options....               --               --          170,327          203,227
Units redeemed and transferred to
   other funding options.........            (160)            (166)        (629,497)        (835,636)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            5,676            5,836        5,426,360        5,885,530
                                   ===============  ===============  ===============  ===============





                                        FIDELITY VIP CONTRAFUND
                                              SUB-ACCOUNT
                                   ---------------------------------
                                         2014             2013
                                   ----------------  ---------------

Units beginning of year..........        17,717,451       15,604,750
Units issued and transferred
   from other funding options....         5,468,074        4,408,947
Units redeemed and transferred to
   other funding options.........       (2,802,892)      (2,296,246)
                                   ----------------  ---------------
Units end of year................        20,382,633       17,717,451
                                   ================  ===============

                                     FIDELITY VIP EQUITY-INCOME        FIDELITY VIP FUNDSMANAGER 50%
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          341,560          400,352      158,954,030       39,080,828
Units issued and transferred
   from other funding options....            3,835            5,137      117,006,306      123,377,437
Units redeemed and transferred to
   other funding options.........         (41,684)         (63,929)      (7,533,924)      (3,504,235)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          303,711          341,560      268,426,412      158,954,030
                                   ===============  ===============  ===============  ===============


                                     FIDELITY VIP FUNDSMANAGER 60%          FIDELITY VIP GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      333,151,686      345,636,001        8,194,380        9,085,626
Units issued and transferred
   from other funding options....          415,030          492,775          316,464          341,709
Units redeemed and transferred to
   other funding options.........     (14,141,697)     (12,977,090)        (971,968)      (1,232,955)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      319,425,019      333,151,686        7,538,876        8,194,380
                                   ===============  ===============  ===============  ===============


                                        FIDELITY VIP INDEX 500             FIDELITY VIP MID CAP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        3,091,556        3,530,426        7,792,671        7,598,912
Units issued and transferred
   from other funding options....           17,659           21,793          669,936        1,446,862
Units redeemed and transferred to
   other funding options.........        (330,761)        (460,663)      (1,016,983)      (1,253,103)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,778,454        3,091,556        7,445,624        7,792,671
                                   ===============  ===============  ===============  ===============


                                       FIDELITY VIP MONEY MARKET          FIDELITY VIP OVERSEAS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        8,307,410        8,041,430          447,143         509,517
Units issued and transferred
   from other funding options....      142,794,372      139,410,710           21,166          12,503
Units redeemed and transferred to
   other funding options.........    (145,207,494)    (139,144,730)         (57,034)        (74,877)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        5,894,288        8,307,410          411,275         447,143
                                   ===============  ===============  ===============  ==============


                                                                            FTVIPT FRANKLIN
                                     FTVIPT FRANKLIN INCOME VIP            MUTUAL SHARES VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013            2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,919,666        4,708,870        5,477,366        5,768,385
Units issued and transferred
   from other funding options....         486,023          860,767          353,975          550,522
Units redeemed and transferred to
   other funding options.........       (688,503)        (649,971)        (750,654)        (841,541)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       4,717,186        4,919,666        5,080,687        5,477,366
                                   ==============  ===============  ===============  ===============


                                           FTVIPT FRANKLIN
                                         SMALL CAP VALUE VIP         FTVIPT TEMPLETON FOREIGN VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       9,184,423        8,321,925        2,457,017        2,730,167
Units issued and transferred
   from other funding options....       1,139,686        2,576,537          274,424          184,075
Units redeemed and transferred to
   other funding options.........     (1,179,055)      (1,714,039)        (376,658)        (457,225)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       9,145,054        9,184,423        2,354,783        2,457,017
                                   ==============  ===============  ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                           FTVIPT TEMPLETON
                                            GLOBAL BOND VIP            INVESCO V.I. AMERICAN FRANCHISE
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2014             2013              2014              2013
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........        12,950,902       11,067,808            22,147           28,015
Units issued and transferred
   from other funding options....         1,551,847        3,547,855             2,240                5
Units redeemed and transferred to
   other funding options.........       (1,835,132)      (1,664,761)          (22,476)          (5,873)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................        12,667,617       12,950,902             1,911           22,147
                                   ================  ===============  ================  ===============



                                       INVESCO V.I. CORE EQUITY        INVESCO V.I. EQUITY AND INCOME
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                        2014              2013             2014              2013
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........           39,835            49,005       31,328,255        29,563,858
Units issued and transferred
   from other funding options....               17                 1        3,381,596         5,739,587
Units redeemed and transferred to
   other funding options.........          (5,149)           (9,171)      (4,086,964)       (3,975,190)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................           34,703            39,835       30,622,887        31,328,255
                                   ===============  ================  ===============  ================



                                    INVESCO V.I. GROWTH AND INCOME    INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ----------------------------------
                                        2014              2013              2014             2013
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........       13,799,854        13,407,203        8,901,354         8,127,475
Units issued and transferred
   from other funding options....          379,286         2,432,918          898,858         1,760,912
Units redeemed and transferred to
   other funding options.........     (14,178,475)       (2,040,267)        (979,701)         (987,033)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................              665        13,799,854        8,820,511         8,901,354
                                   ===============  ================  ===============  ================

                                    IVY FUNDS VIP         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                   ASSET STRATEGY     VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION
                                     SUB-ACCOUNT              SUB-ACCOUNT                      SUB-ACCOUNT
                                   ---------------  -------------------------------  -------------------------------
                                      2014 (A)           2014             2013            2014             2013
                                   ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........               --      11,979,001       11,687,754        8,604,407       7,908,912
Units issued and transferred
   from other funding options....            2,575       1,920,641        2,702,461          851,450       1,753,644
Units redeemed and transferred to
   other funding options.........               --     (2,565,916)      (2,411,214)      (1,187,136)     (1,058,149)
                                   ---------------  --------------  ---------------  ---------------  --------------
Units end of year................            2,575      11,333,726       11,979,001        8,268,721       8,604,407
                                   ===============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE VARIABLE
                                       VARIABLE EQUITY INCOME               LARGE CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       10,244,154        9,055,914         242,954          283,429
Units issued and transferred
   from other funding options....        1,214,502        2,599,732          14,647           16,933
Units redeemed and transferred to
   other funding options.........      (1,662,434)      (1,411,492)        (57,222)         (57,408)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        9,796,222       10,244,154         200,379          242,954
                                   ===============  ===============  ==============  ===============


                                     LMPVET CLEARBRIDGE VARIABLE
                                           LARGE CAP VALUE
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........         319,601          286,427
Units issued and transferred
   from other funding options....         102,351           91,925
Units redeemed and transferred to
   other funding options.........        (52,727)         (58,751)
                                   --------------  ---------------
Units end of year................         369,225          319,601
                                   ==============  ===============

                                                                         LMPVET
                                                                         PERMAL
                                     LMPVET CLEARBRIDGE VARIABLE       ALTERNATIVE            LMPVET VARIABLE
                                          SMALL CAP GROWTH             SELECT VIT        LIFESTYLE ALLOCATION 50%
                                             SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   -------------------------------  ---------------  --------------------------------
                                        2014             2013           2014 (A)           2014            2013
                                   --------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,102,827        3,457,289               --        2,011,433        1,699,443
Units issued and transferred
   from other funding options....         797,486        1,487,008           64,025          227,347          532,901
Units redeemed and transferred to
   other funding options.........       (794,707)        (841,470)               --        (372,481)        (220,911)
                                   --------------  ---------------  ---------------  ---------------  ---------------
Units end of year................       4,105,606        4,102,827           64,025        1,866,299        2,011,433
                                   ==============  ===============  ===============  ===============  ===============




                                           LMPVET VARIABLE              LMPVET VARIABLE LIFESTYLE
                                      LIFESTYLE ALLOCATION 70%               ALLOCATION 85%
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........          121,395         162,342        4,790,185        5,015,187
Units issued and transferred
   from other funding options....            5,821          12,965          247,187          343,106
Units redeemed and transferred to
   other funding options.........         (28,799)        (53,912)        (508,043)        (568,108)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................           98,417         121,395        4,529,329        4,790,185
                                   ===============  ==============  ===============  ===============




                                     LMPVIT WESTERN ASSET VARIABLE
                                        GLOBAL HIGH YIELD BOND
                                              SUB-ACCOUNT
                                   --------------------------------
                                         2014             2013
                                   ---------------  ---------------

Units beginning of year..........        4,386,878        4,039,328
Units issued and transferred
   from other funding options....          599,910        1,173,324
Units redeemed and transferred to
   other funding options.........        (666,641)        (825,774)
                                   ---------------  ---------------
Units end of year................        4,320,147        4,386,878
                                   ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:





                                       MFS VIT INVESTORS TRUST            MFS VIT NEW DISCOVERY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            3,517            3,616            3,294            4,161
Units issued and transferred
   from other funding options....               --               --               --               --
Units redeemed and transferred to
   other funding options.........          (2,326)             (99)            (116)            (867)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            1,191            3,517            3,178            3,294
                                   ===============  ===============  ===============  ===============


                                                                                                         MIST ALLIANZ
                                                                                                       GLOBAL INVESTORS
                                                                      MIST ALLIANCEBERNSTEIN GLOBAL         DYNAMIC
                                          MFS VIT RESEARCH                 DYNAMIC ALLOCATION          MULTI-ASSET PLUS
                                             SUB-ACCOUNT                       SUB-ACCOUNT                SUB-ACCOUNT
                                   --------------------------------  --------------------------------  ----------------
                                        2014             2013             2014             2013            2014 (B)
                                   ---------------  ---------------  ---------------  ---------------   ---------------

Units beginning of year..........            8,132            8,335      286,256,086      267,334,005                --
Units issued and transferred
   from other funding options....               --               92       14,726,914       49,782,034        19,099,470
Units redeemed and transferred to
   other funding options.........          (5,017)            (295)     (25,638,063)     (30,859,953)         (879,946)
                                   ---------------  ---------------  ---------------  ---------------   ---------------
Units end of year................            3,115            8,132      275,344,937      286,256,086        18,219,524
                                   ===============  ===============  ===============  ===============   ===============




                                         MIST AMERICAN FUNDS
                                         BALANCED ALLOCATION
                                             SUB-ACCOUNT
                                   --------------------------------
                                        2014             2013
                                   ---------------  ---------------

Units beginning of year..........      276,830,535      292,605,761
Units issued and transferred
   from other funding options....       16,871,646       18,431,005
Units redeemed and transferred to
   other funding options.........     (29,558,236)     (34,206,231)
                                   ---------------  ---------------
Units end of year................      264,143,945      276,830,535
                                   ===============  ===============

                                         MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION            MIST AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........      147,794,512     149,020,463       59,593,818       54,812,434
Units issued and transferred
   from other funding options....       15,093,995      20,136,813       25,206,532       19,877,224
Units redeemed and transferred to
   other funding options.........     (19,947,947)    (21,362,764)     (12,939,646)     (15,095,840)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................      142,940,560     147,794,512       71,860,704       59,593,818
                                   ===============  ==============  ===============  ===============


                                         MIST AMERICAN FUNDS             MIST AQR GLOBAL RISK
                                         MODERATE ALLOCATION                   BALANCED
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2014             2013            2014             2013
                                   --------------  ---------------  ---------------  --------------

Units beginning of year..........     147,773,215      159,499,085      295,108,196     324,843,850
Units issued and transferred
   from other funding options....       5,811,912        6,661,377       14,864,956      59,582,950
Units redeemed and transferred to
   other funding options.........    (16,274,521)     (18,387,247)     (44,065,069)    (89,318,604)
                                   --------------  ---------------  ---------------  --------------
Units end of year................     137,310,606      147,773,215      265,908,083     295,108,196
                                   ==============  ===============  ===============  ==============


                                        MIST BLACKROCK GLOBAL
                                         TACTICAL STRATEGIES            MIST BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      487,574,727      471,913,542      10,783,682       11,949,833
Units issued and transferred
   from other funding options....       21,197,067       76,646,145       3,291,085        4,448,298
Units redeemed and transferred to
   other funding options.........     (44,809,238)     (60,984,960)     (4,477,857)      (5,614,449)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      463,962,556      487,574,727       9,596,910       10,783,682
                                   ===============  ===============  ==============  ===============

                                                                             MIST CLEARBRIDGE
                                    MIST CLARION GLOBAL REAL ESTATE          AGGRESSIVE GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                         2014            2013              2014             2013
                                   ---------------  ---------------   ---------------  --------------

Units beginning of year..........       11,099,591       10,967,900        36,299,683      33,802,849
Units issued and transferred
   from other funding options....        9,572,619        3,149,547        15,149,360      12,353,599
Units redeemed and transferred to
   other funding options.........      (3,426,313)      (3,017,856)      (12,976,785)     (9,856,765)
                                   ---------------  ---------------   ---------------  --------------
Units end of year................       17,245,897       11,099,591        38,472,258      36,299,683
                                   ===============  ===============   ===============  ==============


                                          MIST GOLDMAN SACHS               MIST HARRIS OAKMARK
                                             MID CAP VALUE                    INTERNATIONAL
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        7,939,384        8,486,283       25,769,452      25,722,293
Units issued and transferred
   from other funding options....        1,518,268        2,123,717        5,859,747       6,769,558
Units redeemed and transferred to
   other funding options.........      (1,980,053)      (2,670,616)      (5,078,007)     (6,722,399)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        7,477,599        7,939,384       26,551,192      25,769,452
                                   ===============  ===============  ===============  ==============


                                             MIST INVESCO
                                       BALANCED-RISK ALLOCATION           MIST INVESCO COMSTOCK
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      800,860,953      631,214,101       26,889,264      26,662,653
Units issued and transferred
   from other funding options....      107,191,182      443,294,590       23,440,874       6,360,415
Units redeemed and transferred to
   other funding options.........    (149,157,421)    (273,647,738)      (7,154,465)     (6,133,804)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      758,894,714      800,860,953       43,175,673      26,889,264
                                   ===============  ===============  ===============  ==============


                                     MIST INVESCO MID CAP VALUE      MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN CORE BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014             2013            2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........       4,619,902        5,175,603      13,003,134       13,528,657      29,439,490      31,242,391
Units issued and transferred
   from other funding options....       3,350,673          726,776       1,937,345        3,270,520       8,988,746      69,538,044
Units redeemed and transferred to
   other funding options.........     (1,042,705)      (1,282,477)     (3,116,204)      (3,796,043)     (6,023,904)    (71,340,945)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................       6,927,870        4,619,902      11,824,275       13,003,134      32,404,332      29,439,490
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                        MIST JPMORGAN GLOBAL                                              MIST LOOMIS SAYLES
                                          ACTIVE ALLOCATION         MIST JPMORGAN SMALL CAP VALUE           GLOBAL MARKETS
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014            2013            2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........     649,853,969     269,034,003        1,455,583       1,643,159       10,842,823      12,318,466
Units issued and transferred
   from other funding options....     170,099,962     441,036,411          187,504         124,281        1,881,971       1,930,340
Units redeemed and transferred to
   other funding options.........    (72,687,747)    (60,216,445)        (225,143)       (311,857)      (2,280,062)     (3,405,983)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................     747,266,184     649,853,969        1,417,944       1,455,583       10,444,732      10,842,823
                                   ==============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                          MIST LORD ABBETT                MIST MET/EATON VANCE
                                           BOND DEBENTURE                     FLOATING RATE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       9,341,018       10,178,078        7,519,969        5,007,151
Units issued and transferred
   from other funding options....       1,778,947        2,088,131        1,914,132        4,910,363
Units redeemed and transferred to
   other funding options.........     (2,929,850)      (2,925,191)      (2,690,662)      (2,397,545)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       8,190,115        9,341,018        6,743,439        7,519,969
                                   ==============  ===============  ===============  ===============


                                          MIST MET/FRANKLIN                MIST MET/TEMPLETON
                                      LOW DURATION TOTAL RETURN            INTERNATIONAL BOND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       14,050,793        4,349,231       3,905,329        4,238,395
Units issued and transferred
   from other funding options....        9,769,054       13,737,199         444,582          985,885
Units redeemed and transferred to
   other funding options.........      (6,398,165)      (4,035,637)       (812,414)      (1,318,951)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       17,421,682       14,050,793       3,537,497        3,905,329
                                   ===============  ===============  ==============  ===============


                                             MIST METLIFE                     MIST METLIFE
                                         ASSET ALLOCATION 100                 BALANCED PLUS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       42,451,280       44,655,767      547,096,627      438,994,467
Units issued and transferred
   from other funding options....        3,131,273        4,811,432       67,969,703      154,477,158
Units redeemed and transferred to
   other funding options.........      (5,666,683)      (7,015,919)     (45,207,144)     (46,374,998)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       39,915,870       42,451,280      569,859,186      547,096,627
                                   ===============  ===============  ===============  ===============

                                      MIST METLIFE MULTI-INDEX                                                  MIST MFS
                                            TARGETED RISK            MIST METLIFE SMALL CAP VALUE        EMERGING MARKETS EQUITY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     153,950,143       11,094,386      13,992,716       15,859,523      41,623,177       38,352,212
Units issued and transferred
   from other funding options....     155,759,625      150,360,164       1,447,253        1,894,187      10,380,546       12,177,917
Units redeemed and transferred to
   other funding options.........    (28,192,850)      (7,504,407)     (3,140,882)      (3,760,994)     (9,821,392)      (8,906,952)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     281,516,918      153,950,143      12,299,087       13,992,716      42,182,331       41,623,177
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                              MIST MFS                    MIST MORGAN STANLEY               MIST OPPENHEIMER
                                       RESEARCH INTERNATIONAL               MID CAP GROWTH                    GLOBAL EQUITY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      19,616,483       21,667,563      13,099,903       12,225,316       3,127,720          500,711
Units issued and transferred
   from other funding options....       1,973,110        2,142,621       1,969,239        3,100,228         158,724        3,443,548
Units redeemed and transferred to
   other funding options.........     (3,003,931)      (4,193,701)     (2,140,592)      (2,225,641)       (420,366)        (816,539)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................      18,585,662       19,616,483      12,928,550       13,099,903       2,866,078        3,127,720
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                     MIST PANAGORA
                                        GLOBAL                 MIST PIMCO                       MIST PIMCO
                                   DIVERSIFIED RISK     INFLATION PROTECTED BOND               TOTAL RETURN
                                      SUB-ACCOUNT              SUB-ACCOUNT                      SUB-ACCOUNT
                                   ----------------  -------------------------------  -------------------------------
                                       2014 (B)            2014            2013             2014            2013
                                   ----------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........               --        57,648,505      64,013,091      118,419,838     128,302,689
Units issued and transferred
   from other funding options....       11,245,493         6,093,264      14,947,068       16,795,318      24,830,457
Units redeemed and transferred to
   other funding options.........      (1,457,385)      (12,990,560)    (21,311,654)     (31,710,569)    (34,713,308)
                                   ----------------  ---------------  --------------  ---------------  --------------
Units end of year................        9,788,108        50,751,209      57,648,505      103,504,587     118,419,838
                                   ================  ===============  ==============  ===============  ==============



                                                                             MIST PIONEER                     MIST PYRAMIS
                                          MIST PIONEER FUND                STRATEGIC INCOME                 GOVERNMENT INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2014            2013             2014            2013             2014            2013
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       12,432,551      11,331,680       41,450,021      29,638,373       69,488,361      88,599,553
Units issued and transferred
   from other funding options....        2,058,176       3,073,514       21,542,858      17,942,693        9,869,116      20,394,869
Units redeemed and transferred to
   other funding options.........      (1,941,350)     (1,972,643)      (8,521,536)     (6,131,045)     (17,070,524)    (39,506,061)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       12,549,377      12,432,551       54,471,343      41,450,021       62,286,953      69,488,361
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                                                            MIST SCHRODERS                      MIST SSGA
                                      MIST PYRAMIS MANAGED RISK           GLOBAL MULTI-ASSET              GROWTH AND INCOME ETF
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014           2013 (C)          2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........       7,294,047               --     375,261,358      179,641,654     110,435,377     118,446,237
Units issued and transferred
   from other funding options....       8,511,959        7,910,133      78,123,472      254,720,312       4,643,095       8,842,539
Units redeemed and transferred to
   other funding options.........     (1,601,740)        (616,086)    (52,924,615)     (59,100,608)    (13,462,353)    (16,853,399)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................      14,204,266        7,294,047     400,460,215      375,261,358     101,616,119     110,435,377
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                                                         MIST T. ROWE PRICE               MIST T. ROWE PRICE
                                        MIST SSGA GROWTH ETF               LARGE CAP VALUE                  MID CAP GROWTH
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014            2013            2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      35,919,224      36,733,044       11,320,980      12,231,249       37,965,912      41,941,697
Units issued and transferred
   from other funding options....       3,767,077       5,769,705        4,566,334       1,603,300        3,650,675       6,286,743
Units redeemed and transferred to
   other funding options.........     (5,593,912)     (6,583,525)      (2,365,967)     (2,513,569)      (9,306,316)    (10,262,528)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      34,092,389      35,919,224       13,521,347      11,320,980       32,310,271      37,965,912
                                   ==============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                              MIST WMC                    MSF BAILLIE GIFFORD
                                         LARGE CAP RESEARCH               INTERNATIONAL STOCK
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        1,260,254       1,423,242       29,549,817          219,106
Units issued and transferred
   from other funding options....          135,560         248,426        2,706,528       35,014,663
Units redeemed and transferred to
   other funding options.........        (244,143)       (411,414)      (4,683,228)      (5,683,952)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        1,151,671       1,260,254       27,573,117       29,549,817
                                   ===============  ==============  ===============  ===============


                                            MSF BARCLAYS                     MSF BLACKROCK                    MSF BLACKROCK
                                        AGGREGATE BOND INDEX                  BOND INCOME                 CAPITAL APPRECIATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........      13,536,937       10,756,748       1,054,348        1,045,629          721,215         745,728
Units issued and transferred
   from other funding options....       6,144,916        6,105,533         243,287          259,586           99,371         149,273
Units redeemed and transferred to
   other funding options.........     (3,582,152)      (3,325,344)       (191,883)        (250,867)        (180,678)       (173,786)
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year................      16,099,701       13,536,937       1,105,752        1,054,348          639,908         721,215
                                   ==============  ===============  ==============  ===============  ===============  ==============


                                            MSF BLACKROCK
                                           LARGE CAP VALUE
                                             SUB-ACCOUNT
                                   --------------------------------
                                         2014            2013
                                   ---------------  ---------------

Units beginning of year..........          225,190          230,438
Units issued and transferred
   from other funding options....           49,481           39,765
Units redeemed and transferred to
   other funding options.........         (44,704)         (45,013)
                                   ---------------  ---------------
Units end of year................          229,967          225,190
                                   ===============  ===============

                                            MSF BLACKROCK
                                            MONEY MARKET              MSF FRONTIER MID CAP GROWTH          MSF JENNISON GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014             2013            2014           2013 (C)          2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........      44,329,198       53,484,009       4,767,721               --      32,574,197      35,125,323
Units issued and transferred
   from other funding options....      34,263,648       42,460,926         469,614        5,813,772       2,242,773       6,890,303
Units redeemed and transferred to
   other funding options.........    (39,524,364)     (51,615,737)       (988,963)      (1,046,051)     (7,288,583)     (9,441,429)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................      39,068,482       44,329,198       4,248,372        4,767,721      27,528,387      32,574,197
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                          MSF LOOMIS SAYLES               MSF LOOMIS SAYLES                 MSF MET/ARTISAN
                                           SMALL CAP CORE                 SMALL CAP GROWTH                   MID CAP VALUE
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014            2013            2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........         283,327         330,015           12,506           3,306       13,125,790      13,419,571
Units issued and transferred
   from other funding options....          28,393          60,857            5,011          13,578          999,169       2,613,526
Units redeemed and transferred to
   other funding options.........        (50,660)       (107,545)          (1,215)         (4,378)      (2,919,692)     (2,907,307)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................         261,060         283,327           16,302          12,506       11,205,267      13,125,790
                                   ==============  ==============  ===============  ==============  ===============  ==============

                                          MSF MET/DIMENSIONAL                   MSF METLIFE
                                      INTERNATIONAL SMALL COMPANY           ASSET ALLOCATION 20
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        3,208,551        3,203,412          557,035          735,694
Units issued and transferred
   from other funding options....          923,235          832,391        4,014,103           51,604
Units redeemed and transferred to
   other funding options.........      (1,061,462)        (827,252)      (1,597,561)        (230,263)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        3,070,324        3,208,551        2,973,577          557,035
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE                      MSF METLIFE
                                          ASSET ALLOCATION 40              ASSET ALLOCATION 60
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          550,896          588,986        3,073,122        3,326,548
Units issued and transferred
   from other funding options....      384,962,898           17,083      533,719,873           91,734
Units redeemed and transferred to
   other funding options.........     (44,496,679)         (55,173)     (46,954,770)        (345,160)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      341,017,115          550,896      489,838,225        3,073,122
                                   ===============  ===============  ===============  ===============


                                             MSF METLIFE                       MSF METLIFE
                                         ASSET ALLOCATION 80               MID CAP STOCK INDEX
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        3,927,901        4,335,356        5,501,359        4,914,049
Units issued and transferred
   from other funding options....      453,377,945           54,564        1,229,805        2,339,087
Units redeemed and transferred to
   other funding options.........     (36,732,921)        (462,019)      (1,552,703)      (1,751,777)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      420,572,925        3,927,901        5,178,461        5,501,359
                                   ===============  ===============  ===============  ===============

                                         MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      28,624,388      29,109,224         814,124         730,405      12,139,878       3,025,966
Units issued and transferred
   from other funding options......       6,253,090       6,636,730          82,183         213,323       1,347,935      11,667,337
Units redeemed and transferred to
   other funding options...........     (6,612,604)     (7,121,566)       (140,240)       (129,604)     (2,570,905)     (2,553,425)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      28,264,874      28,624,388         756,067         814,124      10,916,908      12,139,878
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS       MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2014             2013            2014            2013            2014            2013
                                     ---------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............        8,809,646       7,172,234       8,020,175         626,194       5,835,501       5,078,788
Units issued and transferred
   from other funding options......        1,960,333       3,468,301         707,452       8,992,058       1,445,125       2,243,147
Units redeemed and transferred to
   other funding options...........      (2,072,447)     (1,830,889)     (1,617,845)     (1,598,077)     (1,473,612)     (1,486,434)
                                     ---------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................        8,697,532       8,809,646       7,109,782       8,020,175       5,807,014       5,835,501
                                     ===============  ==============  ==============  ==============  ==============  ==============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:





                                          MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                          LARGE CAP GROWTH                  SMALL CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       14,688,080          39,346          356,919          380,162
Units issued and transferred
   from other funding options....        5,921,810      18,370,073           53,389           74,979
Units redeemed and transferred to
   other funding options.........      (5,594,516)     (3,721,339)         (89,235)         (98,222)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       15,015,374      14,688,080          321,073          356,919
                                   ===============  ==============  ===============  ===============


                                                                      MSF WESTERN
                                                                         ASSET
                                                                      MANAGEMENT
                                             MSF VAN ECK            STRATEGIC BOND   MSF WESTERN ASSET MANAGEMENT
                                      GLOBAL NATURAL RESOURCES       OPPORTUNITIES          U.S. GOVERNMENT
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                   -------------------------------  --------------  --------------------------------
                                        2014             2013          2014 (A)           2014            2013
                                   --------------  ---------------  --------------  ---------------  ---------------

Units beginning of year..........       6,278,667        7,200,491              --       16,417,493       17,244,875
Units issued and transferred
   from other funding options....       1,787,920        1,538,360             398        2,668,864        4,180,259
Units redeemed and transferred to
   other funding options.........     (1,479,922)      (2,460,184)              --      (3,739,821)      (5,007,641)
                                   --------------  ---------------  --------------  ---------------  ---------------
Units end of year................       6,586,665        6,278,667             398       15,346,536       16,417,493
                                   ==============  ===============  ==============  ===============  ===============





                                            MSF WMC CORE
                                        EQUITY OPPORTUNITIES
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........      36,209,587       41,401,029
Units issued and transferred
   from other funding options....       2,050,455        3,841,529
Units redeemed and transferred to
   other funding options.........     (7,542,024)      (9,032,971)
                                   --------------  ---------------
Units end of year................      30,718,018       36,209,587
                                   ==============  ===============

                                                                                                             OPPENHEIMER VA
                                      NEUBERGER BERMAN GENESIS         OPPENHEIMER VA CORE BOND          GLOBAL STRATEGIC INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........             474              474           1,493            1,541             443              443
Units issued and transferred
   from other funding options....              --               --              --               --              --               --
Units redeemed and transferred to
   other funding options.........            (81)               --           (131)             (48)              --               --
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................             393              474           1,362            1,493             443              443
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                         OPPENHEIMER VA MAIN
                                          STREET SMALL CAP            OPPENHEIMER VA MAIN STREET          OPPENHEIMER VA MONEY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       4,655,290        5,041,901          14,316           14,959              723          20,150
Units issued and transferred
   from other funding options....         411,658          643,815              --               --               --              --
Units redeemed and transferred to
   other funding options.........       (720,446)      (1,030,426)           (944)            (643)             (27)        (19,427)
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year................       4,346,502        4,655,290          13,372           14,316              696             723
                                   ==============  ===============  ==============  ===============  ===============  ==============

                                       PIMCO VIT
                                      COMMODITY-        PIMCO VIT        PIMCO VIT
                                      REALRETURN        EMERGING       UNCONSTRAINED
                                       STRATEGY        MARKET BOND         BOND            PIONEER VCT MID CAP VALUE
                                      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT               SUB-ACCOUNT
                                   ---------------  ----------------  ---------------  --------------------------------
                                       2014 (A)         2014 (A)         2014 (A)           2014              2013
                                   ---------------  ----------------  ---------------  ---------------  ---------------

Units beginning of year..........               --                --               --        1,719,853        1,769,793
Units issued and transferred
   from other funding options....            1,515             1,592              478          151,338          220,661
Units redeemed and transferred to
   other funding options.........               --                --               --        (289,914)        (270,601)
                                   ---------------  ----------------  ---------------  ---------------  ---------------
Units end of year................            1,515             1,592              478        1,581,277        1,719,853
                                   ===============  ================  ===============  ===============  ===============





                                    PIONEER VCT REAL ESTATE SHARES      T. ROWE PRICE GROWTH STOCK
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           11,399           10,700           62,571           66,302
Units issued and transferred
   from other funding options....              225            1,372            6,322            6,234
Units redeemed and transferred to
   other funding options.........          (2,852)            (673)         (16,639)          (9,965)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            8,772           11,399           52,254           62,571
                                   ===============  ===============  ===============  ===============





                                   T. ROWE PRICE INTERNATIONAL STOCK
                                              SUB-ACCOUNT
                                   ----------------------------------
                                         2014              2013
                                    ---------------  ---------------

Units beginning of year..........            41,360           45,736
Units issued and transferred
   from other funding options....             2,072            1,435
Units redeemed and transferred to
   other funding options.........           (3,434)          (5,811)
                                    ---------------  ---------------
Units end of year................            39,998           41,360
                                    ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:




                                                                        TAP 1919 VARIABLE SOCIALLY         UIF GLOBAL
                                     T. ROWE PRICE PRIME RESERVE            RESPONSIVE BALANCED          INFRASTRUCTURE
                                             SUB-ACCOUNT                        SUB-ACCOUNT                SUB-ACCOUNT
                                   --------------------------------  ---------------------------------  ---------------
                                        2014              2013             2014             2013            2014 (A)
                                   ---------------  ---------------  ----------------  ---------------  ---------------

Units beginning of year..........           31,743           40,746             7,932            9,185               --
Units issued and transferred
   from other funding options....           28,287           30,026               427              363              664
Units redeemed and transferred to
   other funding options.........         (30,543)         (39,029)           (1,953)          (1,616)               --
                                   ---------------  ---------------  ----------------  ---------------  ---------------
Units end of year................           29,487           31,743             6,406            7,932              664
                                   ===============  ===============  ================  ===============  ===============


                                      VAN ECK VIP
                                      LONG/SHORT
                                        EQUITY
                                      INDEX FUND
                                      SUB-ACCOUNT
                                   ----------------
                                       2014 (A)
                                   ----------------

Units beginning of year..........                --
Units issued and transferred
   from other funding options....             1,662
Units redeemed and transferred to
   other funding options.........                --
                                   ----------------
Units end of year................             1,662
                                   ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2014:

                                                           AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  Alger Small Cap Growth              2014     3,970,857    14.28 - 14.58      57,195,868
     Sub-Account                      2013     4,387,118    14.41 - 14.70      63,772,199
                                      2012     4,795,545    10.89 - 11.09      52,626,085
                                      2011     5,212,661      9.82 - 9.98      51,540,007
                                      2010     5,634,931    10.28 - 10.44      58,325,342

  American Funds Bond                 2014     8,333,829    16.47 - 19.48     151,245,946
     Sub-Account                      2013     8,361,945    15.94 - 18.68     146,158,351
                                      2012     7,687,811    16.60 - 19.27     139,213,016
                                      2011     6,703,194    16.06 - 18.46     116,697,267
                                      2010     5,183,483    15.43 - 17.57      86,203,052

  American Funds Global               2014     8,193,931    32.79 - 42.00     312,209,187
     Growth Sub-Account               2013     8,333,553    32.79 - 41.42     314,826,203
                                      2012     8,485,913    25.98 - 32.35     251,295,328
                                      2011     8,205,329    21.69 - 26.44     200,460,185
                                      2010     7,470,107    24.36 - 29.30     202,441,649

  American Funds Global Small         2014     3,297,014    13.05 - 40.07     122,112,070
     Capitalization Sub-Account       2013     3,375,743    33.79 - 39.59     124,184,003
                                      2012     3,385,796    26.85 - 31.14      98,386,346
                                      2011     3,080,674    23.15 - 26.58      76,801,888
                                      2010     2,578,008    29.19 - 33.17      80,582,925

  American Funds Growth               2014     3,527,704  179.03 - 276.84     821,201,132
     Sub-Account                      2013     3,937,244  168.83 - 257.41     856,560,204
                                      2012     4,113,319  132.79 - 199.62     696,665,988
                                      2011     3,976,212  115.27 - 170.85     577,437,630
                                      2010     3,717,676  123.22 - 180.08     568,813,924

  American Funds                      2014     2,378,568  127.56 - 197.24     390,905,716
     Growth-Income Sub-Account        2013     2,581,885  117.99 - 179.88     388,319,990
                                      2012     2,745,842   90.43 - 135.94     312,823,451
                                      2011     2,773,925   78.78 - 116.75     272,388,909
                                      2010     2,639,070   82.11 - 119.99     266,511,951

  BlackRock Global Allocation V.I.    2014           402            21.30           8,557
     Sub-Account
     (Commenced 11/19/2014)

  Deutsche I International            2014     1,732,959      8.50 - 8.57      14,851,303
     Sub-Account                      2013     1,888,612      9.76 - 9.85      18,592,794
                                      2012     2,040,232      8.24 - 8.30      16,933,216
                                      2011     2,245,605      6.92 - 6.97      15,659,285
                                      2010     2,471,385      8.43 - 8.48      20,962,763

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  Alger Small Cap Growth              2014         --        1.25 - 1.40       (0.96) - (0.81)
     Sub-Account                      2013         --        1.25 - 1.40         32.40 - 32.59
                                      2012         --        1.25 - 1.40         10.93 - 11.09
                                      2011         --        1.25 - 1.40       (4.52) - (4.38)
                                      2010         --        1.25 - 1.40         23.54 - 23.73

  American Funds Bond                 2014       1.94        0.95 - 1.90           3.30 - 4.28
     Sub-Account                      2013       1.84        0.95 - 1.90       (4.00) - (3.08)
                                      2012       2.64        0.95 - 1.90           3.38 - 4.37
                                      2011       3.37        0.95 - 1.90           4.11 - 5.11
                                      2010       3.44        0.95 - 1.90           4.44 - 5.44

  American Funds Global               2014       1.16        0.90 - 2.30         (0.01) - 1.40
     Growth Sub-Account               2013       1.26        0.90 - 2.30         26.24 - 28.02
                                      2012       0.94        0.90 - 2.30          7.06 - 21.40
                                      2011       1.37        0.95 - 2.30      (10.95) - (9.75)
                                      2010       1.56        0.95 - 2.30          9.21 - 10.69

  American Funds Global Small         2014       0.12        0.89 - 1.90           0.20 - 1.67
     Capitalization Sub-Account       2013       0.87        0.89 - 1.90         25.87 - 27.14
                                      2012       1.35        0.89 - 1.90          2.91 - 17.13
                                      2011       1.34        0.89 - 1.90     (20.66) - (19.86)
                                      2010       1.75        0.89 - 1.90         20.11 - 21.33

  American Funds Growth               2014       0.77        0.89 - 2.30           6.04 - 7.55
     Sub-Account                      2013       0.93        0.89 - 2.30         27.15 - 28.95
                                      2012       0.81        0.89 - 2.30          1.85 - 16.84
                                      2011       0.63        0.89 - 2.30       (6.45) - (5.12)
                                      2010       0.77        0.89 - 2.30         15.98 - 17.63

  American Funds                      2014       1.27        0.89 - 2.30           8.12 - 9.65
     Growth-Income Sub-Account        2013       1.35        0.89 - 2.30         30.47 - 32.32
                                      2012       1.64        0.89 - 2.30         14.80 - 16.44
                                      2011       1.60        0.89 - 2.30       (4.06) - (2.70)
                                      2010       1.55        0.89 - 2.30          8.90 - 10.44

  BlackRock Global Allocation V.I.    2014       2.13               1.10                (0.45)
     Sub-Account
     (Commenced 11/19/2014)

  Deutsche I International            2014       1.76        1.35 - 1.40     (12.99) - (12.95)
     Sub-Account                      2013       5.30        1.35 - 1.40         18.56 - 18.62
                                      2012       2.19        1.35 - 1.40         18.96 - 19.02
                                      2011       1.83        1.35 - 1.40     (17.83) - (17.79)
                                      2010       2.18        1.35 - 1.40           0.21 - 0.26

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                    UNIT VALUE                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                     LOWEST TO           NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS       HIGHEST ($)      ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  Federated High Income Bond  2014         2,534            10.41          26,376       5.88               1.40                 1.26
     Sub-Account              2013         2,545            10.28          26,166       6.76               1.40                 5.50
                              2012         2,556             9.74          24,908       8.87               1.40                13.09
                              2011         3,549             8.62          30,572       8.62               1.40                 3.71
                              2010         3,566             8.31          29,620       7.89               1.40                13.13

  Federated Kaufman           2014         5,676             8.33          47,253         --               1.40                 8.19
     Sub-Account              2013         5,836             7.70          44,907         --               1.40                38.18
     (Commenced 3/15/2010)    2012         6,002             5.57          33,424         --               1.40                15.65
                              2011        12,138             4.82          58,454       1.12               1.40              (14.47)
                              2010        14,184             5.63          79,874         --               1.40                13.09

  Fidelity VIP Asset Manager  2014     5,426,360    15.54 - 16.47      84,977,763       1.47        0.89 - 1.40          4.36 - 4.90
     Sub-Account              2013     5,885,530    14.88 - 15.70      88,274,483       1.55        0.89 - 1.40        14.10 - 14.68
                              2012     6,517,939    13.04 - 13.69      85,640,352       1.49        0.89 - 1.40        10.91 - 11.48
                              2011     7,353,740    11.75 - 12.28      87,071,337       1.88        0.89 - 1.40      (3.91) - (3.42)
                              2010     8,263,984    12.22 - 12.71     101,784,889       1.66        0.89 - 1.40        12.67 - 13.26

  Fidelity VIP Contrafund     2014    20,382,633     6.24 - 71.28     631,948,733       0.89        0.89 - 2.25         9.33 - 10.95
     Sub-Account              2013    17,717,451     5.67 - 64.36     611,972,926       1.04        0.89 - 2.25        10.23 - 30.12
                              2012    15,604,750    12.42 - 49.54     471,113,726       1.36        0.89 - 2.25        13.71 - 15.38
                              2011    15,588,853    10.76 - 43.00     388,526,965       1.01        0.89 - 2.25      (4.80) - (3.38)
                              2010    15,707,574    11.14 - 44.59     379,741,596       1.25        0.89 - 2.25        14.51 - 16.18

  Fidelity VIP Equity-Income  2014       303,711            18.69       5,676,328       2.75               1.40                 7.21
     Sub-Account              2013       341,560            17.43       5,954,600       2.41               1.40                26.37
                              2012       400,352            13.80       5,523,241       2.96               1.40                15.67
                              2011       460,289            11.93       5,489,918       2.37               1.40               (0.43)
                              2010       530,175            11.98       6,350,751       1.75               1.40                13.56

  Fidelity VIP FundsManager   2014   268,426,412    13.11 - 13.28   3,538,458,593       1.45        1.90 - 2.05          2.96 - 3.12
     50% Sub-Account          2013   158,954,030    12.73 - 12.88   2,033,793,788       1.55        1.90 - 2.05        12.57 - 12.74
     (Commenced 7/23/2012)    2012    39,080,828    11.31 - 11.42     443,823,085       2.69        1.90 - 2.05          1.76 - 4.11

  Fidelity VIP FundsManager   2014   319,425,019    12.44 - 12.58   3,994,437,491       1.24        1.90 - 2.05          3.27 - 3.42
     60% Sub-Account          2013   333,151,686    12.05 - 12.16   4,031,523,824       1.16        1.90 - 2.05        16.21 - 16.38
                              2012   345,636,001    10.37 - 10.45   3,596,633,088       1.53        1.90 - 2.05          9.33 - 9.49
                              2011   272,464,191      9.48 - 9.54   2,591,601,265       2.00        1.90 - 2.05      (4.01) - (3.87)
                              2010   118,824,451      9.88 - 9.93   1,176,598,687       2.72        1.90 - 2.05        11.32 - 11.49

  Fidelity VIP Growth         2014     7,538,876    22.06 - 23.24     167,673,930       0.18        0.89 - 1.40         9.75 - 10.31
     Sub-Account              2013     8,194,380    20.10 - 21.07     165,968,439       0.29        0.89 - 1.40        34.44 - 35.13
                              2012     9,085,626    14.95 - 15.59     136,799,312       0.59        0.89 - 1.40        13.09 - 13.67
                              2011     9,918,387    13.22 - 13.72     131,974,709       0.36        0.89 - 1.40      (1.19) - (0.68)
                              2010    10,951,340    13.38 - 13.81     147,385,504       0.28        0.89 - 1.40        22.44 - 23.08

  Fidelity VIP Index 500      2014     2,778,454    25.25 - 26.71      70,165,982       1.59        0.89 - 1.35        12.05 - 12.56
     Sub-Account              2013     3,091,556    22.53 - 23.73      69,677,247       1.84        0.89 - 1.35        30.47 - 31.07
                              2012     3,530,426    17.27 - 18.10      60,984,620       2.03        0.89 - 1.35        14.35 - 14.88
                              2011     3,976,112    15.10 - 15.76      60,061,917       1.87        0.89 - 1.35          0.67 - 1.14
                              2010     4,565,389    14.90 - 15.58      68,501,202       1.87        0.89 - 1.40        13.42 - 14.00

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  Fidelity VIP Mid Cap          2014     7,445,624    55.03 - 64.08     446,277,693
     Sub-Account                2013     7,792,671    52.90 - 61.01     446,581,942
                                2012     7,598,912    39.68 - 45.33     324,832,892
                                2011     6,289,465    35.30 - 39.95     237,701,501
                                2010     4,364,581    40.36 - 45.24     187,246,537

  Fidelity VIP Money Market     2014     5,894,288     6.95 - 10.53      50,947,648
     Sub-Account                2013     8,307,410     7.04 - 10.73      76,155,346
                                2012     8,041,430     7.14 - 10.94      73,659,399
                                2011     8,001,050     7.23 - 11.14      73,068,632
                                2010     7,492,405     7.33 - 11.34      67,343,833

  Fidelity VIP Overseas         2014       411,275    11.28 - 12.89       4,942,746
     Sub-Account                2013       447,143    12.41 - 14.19       5,925,521
                                2012       509,517     9.62 - 11.02       5,241,037
                                2011       540,072      8.06 - 9.24       4,664,192
                                2010       593,728     9.85 - 11.30       6,266,276

  FTVIPT Franklin Income VIP    2014     4,717,186    49.71 - 69.63     294,909,928
     Sub-Account                2013     4,919,666    48.59 - 67.20     297,821,470
                                2012     4,708,870    43.62 - 59.54     253,164,341
                                2011     4,290,472    39.61 - 53.36     206,611,149
                                2010     3,722,732    39.56 - 52.61     176,548,647

  FTVIPT Franklin Mutual        2014     5,080,687    27.45 - 32.61     153,109,223
     Shares VIP Sub-Account     2013     5,477,366    26.11 - 30.73     156,078,571
                                2012     5,768,385    20.75 - 24.19     129,780,562
                                2011     5,952,328    18.51 - 21.38     118,532,870
                                2010     5,431,435    19.07 - 21.81     110,507,146

  FTVIPT Franklin Small Cap     2014     9,145,054     1.42 - 14.25     126,502,556
     Value VIP Sub-Account      2013     9,184,423    13.56 - 14.30     128,048,983
                                2012     8,321,925    10.13 - 10.60      86,296,073
                                2011     5,710,847      8.71 - 9.04      50,705,697
                                2010     3,178,430      9.21 - 9.48      29,718,643

  FTVIPT Templeton Foreign VIP  2014     2,354,783    14.19 - 33.39      73,607,780
     Sub-Account                2013     2,457,017    16.25 - 38.21      87,721,293
                                2012     2,730,167    13.46 - 31.61      80,788,377
                                2011     2,720,421    11.59 - 27.19      69,009,193
                                2010     2,782,005    13.20 - 30.95      79,683,759

  FTVIPT Templeton Global       2014    12,667,617    18.48 - 21.01     250,150,012
     Bond VIP Sub-Account       2013    12,950,902    18.47 - 20.82     254,683,414
                                2012    11,067,808    18.50 - 20.69     217,063,429
                                2011     8,104,261    16.36 - 18.15     139,986,041
                                2010     4,997,591    16.79 - 18.48      88,294,177

  Invesco V.I. American         2014         1,911             7.90          15,107
     Franchise Sub-Account      2013        22,147             7.39         163,713
                                2012        28,015             5.35         149,862
                                2011        18,874             4.77          90,033
                                2010        25,363             5.16         130,764

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP Mid Cap          2014      0.02         0.95 - 1.90           4.04 - 5.03
     Sub-Account                2013      0.28         0.95 - 1.90         33.31 - 34.59
                                2012      0.43         0.95 - 1.90         12.40 - 13.47
                                2011      0.03         0.95 - 1.90     (12.53) - (11.70)
                                2010      0.14         0.95 - 1.90         26.16 - 27.36

  Fidelity VIP Money Market     2014      0.01         0.89 - 2.05       (2.02) - (0.88)
     Sub-Account                2013      0.02         0.89 - 2.05       (2.01) - (0.86)
                                2012      0.12         0.89 - 2.05       (1.93) - (0.76)
                                2011      0.09         0.89 - 2.05       (1.94) - (0.77)
                                2010      0.17         0.89 - 2.05       (1.82) - (0.65)

  Fidelity VIP Overseas         2014      1.29         1.15 - 1.40       (9.36) - (9.13)
     Sub-Account                2013      1.34         1.15 - 1.40         28.62 - 28.95
                                2012      1.97         1.15 - 1.40         19.05 - 19.35
                                2011      1.35         1.15 - 1.40     (18.32) - (18.12)
                                2010      1.39         1.15 - 1.40         11.54 - 11.82

  FTVIPT Franklin Income VIP    2014      4.98         0.95 - 2.25           2.29 - 3.63
     Sub-Account                2013      6.33         0.95 - 2.25         11.41 - 12.86
                                2012      6.44         0.95 - 2.25         10.13 - 11.58
                                2011      5.75         0.95 - 2.25           0.11 - 1.42
                                2010      6.60         0.95 - 2.25         10.17 - 11.61

  FTVIPT Franklin Mutual        2014      2.00         0.95 - 1.90           5.11 - 6.11
     Shares VIP Sub-Account     2013      2.10         0.95 - 1.90         25.85 - 27.05
                                2012      2.06         0.95 - 1.90         12.08 - 13.16
                                2011      2.42         0.95 - 1.90       (2.90) - (1.98)
                                2010      1.62         0.95 - 1.90          9.10 - 10.14

  FTVIPT Franklin Small Cap     2014      0.61         0.95 - 1.75       (1.17) - (0.38)
     Value VIP Sub-Account      2013      1.31         0.95 - 1.75         33.88 - 34.95
                                2012      0.78         0.95 - 1.75         16.32 - 17.26
                                2011      0.66         0.95 - 1.75       (5.43) - (4.67)
                                2010      0.73         0.95 - 1.75         26.00 - 27.01

  FTVIPT Templeton Foreign VIP  2014      1.86         1.55 - 2.30     (13.15) - (12.50)
     Sub-Account                2013      2.38         1.55 - 2.30         20.18 - 21.08
                                2012      3.02         1.55 - 2.30         15.53 - 16.41
                                2011      1.71         1.55 - 2.30     (12.66) - (12.00)
                                2010      1.88         1.55 - 2.30           5.94 - 6.74

  FTVIPT Templeton Global       2014      5.11         0.95 - 1.75           0.07 - 0.87
     Bond VIP Sub-Account       2013      4.75         0.95 - 1.75         (0.13) - 0.67
                                2012      6.42         0.95 - 1.75         13.06 - 13.97
                                2011      5.46         0.95 - 1.75       (2.58) - (1.81)
                                2010      1.36         0.95 - 1.75         12.46 - 13.36

  Invesco V.I. American         2014        --                1.40                  6.93
     Franchise Sub-Account      2013      0.42                1.40                 38.19
                                2012        --                1.40                 12.14
                                2011        --                1.40                (7.49)
                                2010        --                1.40                 18.18

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  Invesco V.I. Core Equity         2014        34,703             6.68         231,978
     Sub-Account                   2013        39,835             6.27         249,696
                                   2012        49,005             4.92         241,009
                                   2011        63,191             4.38         276,761
                                   2010        88,640             4.44         393,933

  Invesco V.I. Equity and          2014    30,622,887     6.54 - 23.37     681,211,301
     Income Sub-Account            2013    31,328,255     6.09 - 21.69     649,322,698
                                   2012    29,563,858     4.93 - 17.54     496,945,594
                                   2011    27,370,136     4.44 - 15.75     414,357,262
                                   2010    22,199,448    14.98 - 16.11     345,124,808

  Invesco V.I. Growth and          2014           665            10.41           6,927
     Income Sub-Account            2013    13,799,854     9.57 - 36.41     365,970,613
                                   2012    13,407,203     7.24 - 27.48     268,230,013
                                   2011    11,777,382     6.40 - 24.26     206,338,231
                                   2010     9,061,763     6.63 - 25.06     160,437,278

  Invesco V.I. International       2014     8,820,511     9.07 - 34.18     275,880,972
     Growth Sub-Account            2013     8,901,354     9.17 - 34.47     281,999,206
                                   2012     8,127,475     7.81 - 29.32     219,783,700
                                   2011     6,481,068     6.86 - 25.68     154,099,050
                                   2010     4,327,573     7.46 - 27.87     111,888,065

  Ivy Funds VIP Asset Strategy     2014         2,575    16.67 - 17.51          45,023
     Sub-Account
     (Commenced 11/19/2014)

  LMPVET ClearBridge Variable      2014    11,333,726    17.67 - 30.99     316,448,933
     Aggressive Growth             2013    11,979,001    15.00 - 25.98     280,745,200
     Sub-Account                   2012    11,687,754    10.38 - 17.75     186,988,862
                                   2011    11,855,614     8.94 - 15.09     160,839,221
                                   2010    11,742,971     8.92 - 14.87     156,471,918

  LMPVET ClearBridge Variable      2014     8,268,721    42.06 - 56.87     426,519,441
     Appreciation Sub-Account      2013     8,604,407    38.78 - 51.73     405,286,221
                                   2012     7,908,912    30.52 - 40.17     290,191,379
                                   2011     7,021,537    26.94 - 34.98     224,680,370
                                   2010     5,515,253    26.87 - 34.42     173,626,503

  LMPVET ClearBridge Variable      2014     9,796,222    13.81 - 22.59     205,573,482
     Equity Income Sub-Account     2013    10,244,154    12.44 - 20.09     191,169,653
                                   2012     9,055,914    10.11 - 16.14     134,931,130
                                   2011     8,013,455     9.06 - 14.28     103,322,855
                                   2010     6,778,039    10.29 - 13.39      81,006,913

  LMPVET ClearBridge Variable      2014       200,379    21.16 - 24.18       4,631,601
     Large Cap Growth Sub-Account  2013       242,954    18.99 - 21.53       5,012,390
                                   2012       283,429    14.10 - 15.86       4,312,254
                                   2011       363,040    11.99 - 13.38       4,673,796
                                   2010       459,350    12.35 - 13.67       6,065,533

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  Invesco V.I. Core Equity         2014       0.87               1.40                 6.64
     Sub-Account                   2013       1.36               1.40                27.45
                                   2012       0.91               1.40                12.29
                                   2011       0.92               1.40               (1.44)
                                   2010       0.95               1.40                 8.02

  Invesco V.I. Equity and          2014       1.58        0.95 - 1.90          6.72 - 7.74
     Income Sub-Account            2013       1.54        0.95 - 1.90        22.54 - 23.71
                                   2012       1.85        0.95 - 1.90        10.26 - 11.32
                                   2011       1.69        0.95 - 1.90      (8.77) - (2.23)
                                   2010       1.92        0.95 - 1.90         9.92 - 10.97

  Invesco V.I. Growth and          2014         --               1.40                 8.75
     Income Sub-Account            2013       1.31        0.95 - 1.90        31.25 - 32.50
                                   2012       1.36        0.95 - 1.90        12.18 - 13.26
                                   2011       1.13        0.95 - 1.90      (4.10) - (3.18)
                                   2010       0.09        0.95 - 1.90        10.09 - 11.13

  Invesco V.I. International       2014       1.38        0.95 - 1.75      (1.65) - (0.86)
     Growth Sub-Account            2013       1.10        0.95 - 1.75        16.66 - 17.60
                                   2012       1.38        0.95 - 1.75        13.25 - 14.16
                                   2011       1.06        0.95 - 1.75      (8.60) - (7.87)
                                   2010       2.01        0.95 - 1.75        10.66 - 11.55

  Ivy Funds VIP Asset Strategy     2014         --        1.10 - 1.35      (2.27) - (2.24)
     Sub-Account
     (Commenced 11/19/2014)

  LMPVET ClearBridge Variable      2014       0.17        0.95 - 2.30        17.66 - 19.26
     Aggressive Growth             2013       0.28        0.95 - 2.30        44.42 - 46.38
     Sub-Account                   2012       0.43        0.95 - 2.30        16.01 - 17.60
                                   2011       0.20        0.95 - 2.30          0.15 - 1.50
                                   2010       0.15        0.95 - 2.30        22.17 - 23.83

  LMPVET ClearBridge Variable      2014       1.17        0.95 - 2.30          8.47 - 9.94
     Appreciation Sub-Account      2013       1.29        0.95 - 2.30        27.05 - 28.77
                                   2012       1.75        0.95 - 2.30        13.30 - 14.85
                                   2011       1.77        0.95 - 2.30          0.28 - 1.64
                                   2010       1.83        0.95 - 2.30        10.07 - 11.56

  LMPVET ClearBridge Variable      2014       2.05        0.95 - 2.30        11.03 - 12.41
     Equity Income Sub-Account     2013       1.65        0.95 - 2.30        23.08 - 24.49
                                   2012       3.04        0.95 - 2.30        11.60 - 12.99
                                   2011       3.39        0.95 - 2.30        (2.15) - 6.69
                                   2010       4.09        0.95 - 1.90        10.01 - 11.06

  LMPVET ClearBridge Variable      2014       0.48        1.50 - 2.30        11.40 - 12.29
     Large Cap Growth Sub-Account  2013       0.51        1.50 - 2.30        34.72 - 35.80
                                   2012       0.66        1.50 - 2.30        17.60 - 18.55
                                   2011       0.42        1.50 - 2.30      (2.91) - (2.12)
                                   2010       0.11        1.50 - 2.30          7.34 - 8.19

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ------------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                             UNITS          HIGHEST ($)      ASSETS ($)
                                         -------------  ----------------  ---------------
  LMPVET ClearBridge Variable      2014        369,225     21.58 - 24.70        8,744,177
     Large Cap Value Sub-Account   2013        319,601     19.77 - 22.45        6,892,954
                                   2012        286,427     15.28 - 17.21        4,743,489
                                   2011        265,335     13.42 - 15.00        3,836,359
                                   2010        194,899     13.09 - 14.51        2,729,796

  LMPVET ClearBridge Variable      2014      4,105,606     23.02 - 32.61      115,942,801
     Small Cap Growth Sub-Account  2013      4,102,827     22.63 - 31.63      112,499,020
                                   2012      3,457,289     15.75 - 21.71       64,881,494
                                   2011      2,686,955     13.50 - 18.35       42,564,777
                                   2010      2,149,625     13.62 - 18.28       33,662,804

  LMPVET Permal Alternative        2014         64,025     10.01 - 10.02          641,034
     Select VIT Portfolio
     Sub-Account
     (Commenced 11/19/2014)

  LMPVET Variable Lifestyle        2014      1,866,299     20.59 - 24.41       42,335,472
     Allocation 50% Sub-Account    2013      2,011,433     20.00 - 23.49       44,101,401
                                   2012      1,699,443     17.68 - 20.56       32,620,028
                                   2011      1,414,982     15.93 - 17.95       24,265,695
                                   2010        769,522     16.05 - 17.94       13,086,823

  LMPVET Variable Lifestyle        2014         98,417     18.64 - 20.02        1,923,838
     Allocation 70% Sub-Account    2013        121,395     18.11 - 19.37        2,304,999
                                   2012        162,342     15.15 - 16.14        2,573,509
                                   2011        219,583     13.47 - 14.30        3,086,943
                                   2010        236,121     13.81 - 14.60        3,395,287

  LMPVET Variable Lifestyle        2014      4,529,329     18.63 - 22.09       92,760,220
     Allocation 85% Sub-Account    2013      4,790,185     18.14 - 21.30       95,074,284
                                   2012      5,015,187     14.61 - 17.00       79,817,339
                                   2011      4,732,454     12.85 - 14.81       65,879,472
                                   2010      4,289,092     13.41 - 15.30       62,035,149

  LMPVIT Western Asset             2014      4,320,147     20.11 - 25.19      100,641,688
     Variable Global High Yield    2013      4,386,878     20.82 - 25.72      104,740,451
     Bond Sub-Account              2012      4,039,328     20.05 - 24.44       91,771,912
                                   2011      3,594,817     17.34 - 20.85       69,717,903
                                   2010      3,170,899     17.44 - 20.70       61,092,507

  MFS VIT Investors Trust          2014          1,191              8.08            9,619
     Sub-Account                   2013          3,517              7.38           25,951
                                   2012          3,616              5.67           20,488
                                   2011          7,050              4.82           33,994
                                   2010          8,683              5.00           43,404

  MFS VIT New Discovery            2014          3,178             12.78           40,607
     Sub-Account                   2013          3,294             13.97           46,020
                                   2012          4,161             10.01           41,661
                                   2011          4,939              8.38           41,374
                                   2010          4,951              9.47           46,865

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  LMPVET ClearBridge Variable      2014       1.96         1.50 - 2.30         9.17 - 10.05
     Large Cap Value Sub-Account   2013       1.77         1.50 - 2.30        29.36 - 30.40
                                   2012       2.37         1.50 - 2.30        13.84 - 14.76
                                   2011       2.82         1.50 - 2.30          2.57 - 3.39
                                   2010       3.02         1.50 - 2.30          6.98 - 7.83

  LMPVET ClearBridge Variable      2014         --         0.95 - 2.30          1.71 - 3.09
     Small Cap Growth Sub-Account  2013       0.05         0.95 - 2.30        43.71 - 45.66
                                   2012       0.42         0.95 - 2.30        16.70 - 18.29
                                   2011         --         0.95 - 2.30        (0.91) - 0.43
                                   2010         --         0.95 - 2.30        22.34 - 24.00

  LMPVET Permal Alternative        2014       0.57         1.10 - 1.60      (0.55) - (0.49)
     Select VIT Portfolio
     Sub-Account
     (Commenced 11/19/2014)

  LMPVET Variable Lifestyle        2014       2.46         0.95 - 1.90          2.93 - 3.92
     Allocation 50% Sub-Account    2013       2.21         0.95 - 1.90        13.16 - 14.24
                                   2012       2.95         0.95 - 1.90        10.96 - 12.02
                                   2011       3.19         1.10 - 1.90        (0.73) - 0.07
                                   2010       4.10         1.10 - 1.90         6.21 - 12.65

  LMPVET Variable Lifestyle        2014       1.74         1.50 - 1.90          2.93 - 3.34
     Allocation 70% Sub-Account    2013       1.41         1.50 - 1.90        19.53 - 20.01
                                   2012       2.16         1.50 - 1.90        12.43 - 12.88
                                   2011       1.88         1.50 - 1.90      (2.45) - (2.06)
                                   2010       2.04         1.50 - 1.90        12.84 - 13.30

  LMPVET Variable Lifestyle        2014       1.77         0.95 - 1.90          2.72 - 3.70
     Allocation 85% Sub-Account    2013       1.66         0.95 - 1.90        24.12 - 25.30
                                   2012       1.84         0.95 - 1.90        13.70 - 14.79
                                   2011       1.55         0.95 - 1.90      (4.15) - (3.23)
                                   2010       1.73         0.95 - 1.90        13.52 - 14.60

  LMPVIT Western Asset             2014       7.11         0.95 - 2.30      (3.40) - (2.09)
     Variable Global High Yield    2013       6.19         0.95 - 2.30          3.85 - 5.27
     Bond Sub-Account              2012       7.84         0.95 - 2.30        15.62 - 17.20
                                   2011       8.38         0.95 - 2.30        (0.59) - 0.75
                                   2010       9.47         0.95 - 2.30        12.31 - 13.83

  MFS VIT Investors Trust          2014       0.61                1.40                 9.46
     Sub-Account                   2013       1.10                1.40                30.22
                                   2012       0.67                1.40                17.52
                                   2011       0.90                1.40               (3.54)
                                   2010       1.30                1.40                 9.56

  MFS VIT New Discovery            2014         --                1.40               (8.55)
     Sub-Account                   2013         --                1.40                39.55
                                   2012         --                1.40                19.53
                                   2011         --                1.40              (11.51)
                                   2010         --                1.40                34.44

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  -------------
  MFS VIT Research Sub-Account   2014         3,115             8.53         26,571
                                 2013         8,132             7.85         63,835
                                 2012         8,335             6.02         50,155
                                 2011         8,675             5.20         45,142
                                 2010        21,202             5.30        112,388

  MIST AllianceBernstein         2014   275,344,937    11.84 - 12.49  3,373,491,338
     Global Dynamic Allocation   2013   286,256,086    11.32 - 11.74  3,313,674,192
     Sub-Account                 2012   267,334,005    10.40 - 10.66  2,823,843,417
     (Commenced 5/2/2011)        2011   168,434,681      9.68 - 9.75  1,639,379,077

  MIST Allianz Global Investors  2014    18,219,524     1.04 - 10.55     18,986,456
     Dynamic Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2014   264,143,945    12.26 - 13.41  3,417,834,574
     Balanced Allocation         2013   276,830,535    11.83 - 12.78  3,430,387,038
     Sub-Account                 2012   292,605,761    10.22 - 10.89  3,106,060,329
                                 2011   306,967,734      9.22 - 9.69  2,914,777,188
                                 2010   251,644,506     9.64 - 10.00  2,478,289,324

  MIST American Funds Growth     2014   142,940,560    12.29 - 13.37  1,852,260,667
     Allocation Sub-Account      2013   147,794,512    11.83 - 12.67  1,828,322,375
                                 2012   149,020,463     9.68 - 10.24  1,496,665,592
                                 2011   159,224,115      8.53 - 8.92  1,398,390,722
                                 2010   155,386,301      9.17 - 9.47  1,454,861,016

  MIST American Funds Growth     2014    71,860,704     1.37 - 13.78    648,671,484
     Sub-Account                 2013    59,593,818     1.29 - 12.90    632,386,636
                                 2012    54,812,434     9.59 - 10.07    545,665,799
                                 2011    64,256,598      8.36 - 8.69    553,292,806
                                 2010    52,406,611      8.97 - 9.23    480,253,525

  MIST American Funds            2014   137,310,606    12.03 - 13.16  1,744,157,123
     Moderate Allocation         2013   147,773,215    11.61 - 12.53  1,796,366,977
     Sub-Account                 2012   159,499,085    10.47 - 11.15  1,734,325,945
                                 2011   168,982,398     9.67 - 10.16  1,683,464,896
                                 2010   143,876,667     9.88 - 10.25  1,452,175,003

  MIST AQR Global Risk           2014   265,908,083    10.20 - 11.40  3,001,302,195
     Balanced Sub-Account        2013   295,108,196     9.93 - 11.09  3,248,475,977
     (Commenced 5/2/2011)        2012   324,843,850    10.42 - 11.61  3,753,309,463
                                 2011   179,038,392    10.54 - 10.62  1,898,124,083

  MIST BlackRock Global          2014   463,962,556    11.30 - 11.92  5,423,637,032
     Tactical Strategies         2013   487,574,727    10.92 - 11.35  5,457,878,761
     Sub-Account                 2012   471,913,542    10.13 - 10.38  4,856,824,935
     (Commenced 5/2/2011)        2011   297,189,715      9.51 - 9.58  2,842,712,285

  MIST BlackRock High Yield      2014     9,596,910    15.21 - 28.99    238,215,887
     Sub-Account                 2013    10,783,682    14.92 - 28.32    265,149,806
                                 2012    11,949,833    13.83 - 26.13    276,977,302
                                 2011    10,891,616    12.03 - 21.28    221,624,841
                                 2010     9,034,810    11.92 - 21.07    182,367,303

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MFS VIT Research Sub-Account   2014       0.79               1.40                 8.67
                                 2013       0.33               1.40                30.45
                                 2012       0.79               1.40                15.63
                                 2011       0.72               1.40               (1.83)
                                 2010       0.92               1.40                14.29

  MIST AllianceBernstein         2014       1.94        0.90 - 2.35          0.77 - 6.39
     Global Dynamic Allocation   2013       1.28        0.90 - 2.35         8.56 - 10.15
     Sub-Account                 2012       0.10        0.90 - 2.35          3.45 - 8.82
     (Commenced 5/2/2011)        2011       0.87        1.15 - 2.25      (3.18) - (2.47)

  MIST Allianz Global Investors  2014       0.92        1.15 - 2.00          0.71 - 4.55
     Dynamic Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2014       1.27        1.00 - 2.35        (0.35) - 4.99
     Balanced Allocation         2013       1.37        1.00 - 2.35        15.78 - 17.35
     Sub-Account                 2012       1.69        1.00 - 2.35        10.88 - 12.39
                                 2011       1.26        1.00 - 2.35      (4.39) - (3.10)
                                 2010       1.01        1.00 - 2.35         9.55 - 11.05

  MIST American Funds Growth     2014       1.03        1.10 - 2.35        (0.52) - 5.17
     Allocation Sub-Account      2013       1.00        1.15 - 2.35        22.20 - 23.68
                                 2012       1.21        1.15 - 2.35        13.45 - 14.82
                                 2011       1.10        1.15 - 2.35      (6.95) - (5.82)
                                 2010       0.89        1.15 - 2.35        10.86 - 12.18

  MIST American Funds Growth     2014       0.55        0.95 - 2.35          0.56 - 7.16
     Sub-Account                 2013       0.44        0.95 - 2.35        11.27 - 28.11
                                 2012       0.33        1.30 - 2.35        14.67 - 15.89
                                 2011       0.35        1.30 - 2.35      (6.81) - (5.83)
                                 2010       0.20        1.30 - 2.35        15.57 - 16.79

  MIST American Funds            2014       1.46        1.00 - 2.35        (0.26) - 5.04
     Moderate Allocation         2013       1.65        1.00 - 2.35        10.88 - 12.39
     Sub-Account                 2012       2.04        1.00 - 2.35          8.25 - 9.73
                                 2011       1.54        1.00 - 2.35      (2.14) - (0.81)
                                 2010       1.41        1.00 - 2.35          7.36 - 8.82

  MIST AQR Global Risk           2014         --        0.90 - 2.35        (3.48) - 3.07
     Balanced Sub-Account        2013       2.09        0.90 - 2.35      (5.64) - (4.26)
     (Commenced 5/2/2011)        2012       0.44        0.90 - 2.35          3.72 - 9.29
                                 2011       3.00        1.15 - 2.25          1.94 - 2.70

  MIST BlackRock Global          2014       1.12        0.90 - 2.35        (0.16) - 4.97
     Tactical Strategies         2013       1.36        0.90 - 2.35          7.75 - 9.32
     Sub-Account                 2012         --        0.90 - 2.35          3.27 - 7.89
     (Commenced 5/2/2011)        2011       1.37        1.15 - 2.25      (4.84) - (4.14)

  MIST BlackRock High Yield      2014       6.09        0.90 - 2.35        (1.88) - 2.37
     Sub-Account                 2013       7.02        0.90 - 2.35          6.79 - 8.35
                                 2012       7.05        0.90 - 2.35         7.68 - 15.15
                                 2011       6.52        1.20 - 2.35        (0.03) - 1.12
                                 2010       5.88        1.20 - 2.35         5.99 - 14.28

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST Clarion Global Real      2014    17,245,897    17.00 - 72.26     330,178,643
     Estate Sub-Account         2013    11,099,591    15.36 - 17.68     182,673,922
                                2012    10,967,900    15.19 - 17.23     177,317,957
                                2011    11,304,866    12.34 - 13.38     147,447,056
                                2010     9,934,760    13.39 - 14.36     139,330,754

  MIST ClearBridge Aggressive   2014    38,472,258   12.71 - 214.41     586,572,505
     Growth Sub-Account         2013    36,299,683    10.84 - 13.77     451,710,565
                                2012    33,802,849      7.55 - 9.54     292,871,764
                                2011    35,764,496      6.45 - 7.78     265,479,062
                                2010    13,863,499      6.97 - 7.63     102,505,758

  MIST Goldman Sachs Mid Cap    2014     7,477,599    22.05 - 25.19     178,512,669
     Value Sub-Account          2013     7,939,384    19.93 - 22.07     170,038,386
                                2012     8,486,283    15.38 - 16.85     139,211,779
                                2011     9,263,271    13.34 - 14.45     130,696,272
                                2010     7,332,195    14.57 - 15.63     112,015,664

  MIST Harris Oakmark           2014    26,551,192    21.63 - 27.28     663,509,252
     International Sub-Account  2013    25,769,452    23.43 - 29.23     693,983,244
                                2012    25,722,293    18.33 - 22.61     538,939,254
                                2011    28,033,038    14.49 - 17.04     461,860,538
                                2010    23,589,953    17.23 - 20.14     459,739,197

  MIST Invesco Balanced-Risk    2014   758,894,714     1.07 - 11.10     832,374,445
     Allocation Sub-Account     2013   800,860,953      1.04 - 1.06     843,160,697
     (Commenced 4/30/2012)      2012   631,214,101      1.04 - 1.05     661,422,417

  MIST Invesco Comstock         2014    43,175,673    15.33 - 24.28     813,000,076
     Sub-Account                2013    26,889,264    14.36 - 22.42     443,561,923
                                2012    26,662,653    10.86 - 16.72     329,458,802
                                2011    25,137,797     9.39 - 14.24     266,463,408
                                2010    21,172,822     9.76 - 14.59     230,561,318

  MIST Invesco Mid Cap Value    2014     6,927,870    17.85 - 41.71     258,407,609
     Sub-Account                2013     4,619,902    30.27 - 38.39     158,040,375
                                2012     5,175,603    23.78 - 29.73     138,149,492
                                2011     5,366,862    21.23 - 24.69     127,004,689
                                2010     4,351,943    22.57 - 25.97     108,323,379

  MIST Invesco Small Cap        2014    11,824,275    23.77 - 29.28     308,642,273
     Growth Sub-Account         2013    13,003,134    22.53 - 27.31     319,189,345
                                2012    13,528,657    16.44 - 19.61     240,468,780
                                2011    13,942,780    14.22 - 16.69     212,672,795
                                2010    11,943,258    14.70 - 16.99     186,610,558

  MIST JPMorgan Core Bond       2014    32,404,332     9.89 - 11.15     355,237,960
     Sub-Account                2013    29,439,490    10.12 - 10.75     311,869,932
                                2012    31,242,391    10.69 - 11.23     346,492,447
                                2011    32,528,572    10.43 - 10.84     349,346,240
                                2010    26,655,400    10.10 - 10.38     274,791,792

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Clarion Global Real      2014      1.03         0.90 - 2.35          1.03 - 12.25
     Estate Sub-Account         2013      6.85         0.90 - 2.35           1.14 - 2.62
                                2012      2.03         0.90 - 2.35          9.18 - 24.35
                                2011      3.80         1.30 - 2.35       (7.78) - (6.80)
                                2010      7.76         1.30 - 2.35         13.41 - 14.61

  MIST ClearBridge Aggressive   2014      0.11         0.90 - 2.35          1.60 - 17.83
     Growth Sub-Account         2013      0.22         0.90 - 2.35         42.22 - 44.30
                                2012      0.02         0.90 - 2.35          3.28 - 17.38
                                2011        --         0.95 - 2.35         (9.34) - 1.91
                                2010        --         1.30 - 2.35         20.92 - 22.20

  MIST Goldman Sachs Mid Cap    2014      0.54         1.10 - 2.35          2.29 - 11.77
     Value Sub-Account          2013      0.89         1.30 - 2.35         29.57 - 30.94
                                2012      0.59         1.30 - 2.35         15.36 - 16.58
                                2011      0.48         1.30 - 2.35       (8.46) - (7.50)
                                2010      0.92         1.30 - 2.35         21.35 - 22.63

  MIST Harris Oakmark           2014      2.41         0.95 - 2.35         (7.98) - 0.25
     International Sub-Account  2013      2.44         0.95 - 2.35         27.46 - 29.26
                                2012      1.63         0.95 - 2.35         15.61 - 27.58
                                2011        --         1.30 - 2.35     (16.24) - (15.36)
                                2010      1.82         1.30 - 2.35         13.71 - 14.92

  MIST Invesco Balanced-Risk    2014        --         0.90 - 2.35           0.40 - 4.63
     Allocation Sub-Account     2013        --         0.90 - 2.35         (0.50) - 0.95
     (Commenced 4/30/2012)      2012      0.55         0.90 - 2.35           3.03 - 4.04

  MIST Invesco Comstock         2014      0.60         0.90 - 2.35           0.28 - 8.33
     Sub-Account                2013      1.07         0.90 - 2.35         32.25 - 34.18
                                2012      1.22         0.90 - 2.35          5.55 - 17.40
                                2011      1.09         0.95 - 2.35       (3.76) - (2.39)
                                2010      1.45         0.95 - 2.35         12.19 - 13.80

  MIST Invesco Mid Cap Value    2014      0.33         0.90 - 2.35           1.20 - 8.70
     Sub-Account                2013      0.74         0.90 - 2.35         27.28 - 29.14
                                2012      0.40         0.90 - 2.35          2.26 - 13.21
                                2011      0.51         1.30 - 2.35       (5.93) - (4.94)
                                2010      0.55         1.30 - 2.35         22.62 - 23.91

  MIST Invesco Small Cap        2014        --         0.89 - 2.35           1.89 - 7.22
     Growth Sub-Account         2013      0.23         0.89 - 2.35         36.92 - 39.29
                                2012        --         0.89 - 2.35         15.47 - 17.45
                                2011        --         0.89 - 2.35       (3.37) - (1.73)
                                2010        --         0.89 - 2.35         23.26 - 25.35

  MIST JPMorgan Core Bond       2014      1.42         1.10 - 2.20           0.48 - 3.73
     Sub-Account                2013      0.28         1.30 - 2.35       (5.04) - (4.05)
                                2012      2.57         1.30 - 2.35           2.47 - 3.55
                                2011      2.09         1.30 - 2.35           3.34 - 4.42
                                2010      1.64         1.30 - 2.35           3.63 - 4.73

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST JPMorgan Global Active    2014   747,266,184     1.18 - 12.14     905,975,458
     Allocation Sub-Account      2013   649,853,969      1.13 - 1.16     746,849,717
     (Commenced 4/30/2012)       2012   269,034,003      1.04 - 1.05     282,572,135

  MIST JPMorgan Small Cap        2014     1,417,944    18.69 - 20.92      27,932,500
     Value Sub-Account           2013     1,455,583    18.28 - 20.23      27,866,566
                                 2012     1,643,159    14.04 - 15.36      24,014,976
                                 2011     1,650,824    12.42 - 13.17      21,224,281
                                 2010     1,677,961    14.14 - 14.87      24,426,974

  MIST Loomis Sayles Global      2014    10,444,732    15.85 - 17.90     177,351,030
     Markets Sub-Account         2013    10,842,823    15.69 - 17.47     180,595,781
                                 2012    12,318,466    13.71 - 14.91     177,780,410
                                 2011    13,161,956    12.01 - 12.74     165,018,207
                                 2010    10,620,691    12.48 - 13.10     137,171,845

  MIST Lord Abbett Bond          2014     8,190,115    10.35 - 33.68     234,576,558
     Debenture Sub-Account       2013     9,341,018     9.99 - 32.33     259,294,487
                                 2012    10,178,078     9.36 - 30.15     266,010,291
                                 2011    10,848,076     8.39 - 26.88     255,107,548
                                 2010    11,708,304     8.12 - 25.87     267,920,695

  MIST Met/Eaton Vance           2014     6,743,439    10.59 - 11.23      73,909,210
     Floating Rate Sub-Account   2013     7,519,969    10.76 - 11.18      83,115,837
     (Commenced 5/3/2010)        2012     5,007,151    10.61 - 10.91      54,197,004
                                 2011     4,263,176    10.13 - 10.30      43,696,769
                                 2010     1,600,145    10.16 - 10.23      16,334,315

  MIST Met/Franklin Low          2014    17,421,682     9.65 - 10.18     173,124,917
     Duration Total Return       2013    14,050,793     9.78 - 10.16     140,307,146
     Sub-Account                 2012     4,349,231     9.92 - 10.14      43,609,944
     (Commenced 5/2/2011)        2011     2,835,514      9.70 - 9.78      27,661,832

  MIST Met/Templeton             2014     3,537,497    12.87 - 13.66      47,183,875
     International Bond          2013     3,905,329    13.00 - 13.53      52,286,139
     Sub-Account                 2012     4,238,395    13.19 - 13.56      57,001,253
                                 2011     4,276,073    11.74 - 12.02      51,093,268
                                 2010     2,982,596    12.04 - 12.22      36,302,425

  MIST MetLife Asset             2014    39,915,870    14.91 - 17.28     641,574,794
     Allocation 100 Sub-Account  2013    42,451,280    14.53 - 16.59     659,971,504
                                 2012    44,655,767    11.48 - 12.93     545,044,070
                                 2011    49,390,389    10.07 - 10.98     524,691,864
                                 2010    45,689,702    10.94 - 11.78     522,967,837

  MIST MetLife Balanced Plus     2014   569,859,186    12.32 - 13.00   7,268,454,132
     Sub-Account                 2013   547,096,627    11.51 - 11.96   6,454,726,976
     (Commenced 5/2/2011)        2012   438,994,467    10.30 - 10.55   4,593,209,415
                                 2011   257,076,022      9.33 - 9.40   2,411,774,661

  MIST MetLife Multi-Index       2014   281,516,918     1.19 - 12.18     421,513,955
     Targeted Risk Sub-Account   2013   153,950,143     1.12 - 11.26     209,957,052
     (Commenced 11/12/2012)      2012    11,094,386             1.01      11,247,979

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST JPMorgan Global Active    2014       1.13        0.90 - 2.35           0.35 - 6.02
     Allocation Sub-Account      2013       0.08        0.90 - 2.35           8.41 - 9.99
     (Commenced 4/30/2012)       2012       0.73        0.90 - 2.35           3.02 - 4.03

  MIST JPMorgan Small Cap        2014       1.07        0.90 - 2.30           2.28 - 3.89
     Value Sub-Account           2013       0.69        0.90 - 2.30         30.22 - 31.71
                                 2012       0.84        0.90 - 2.30          2.73 - 13.98
                                 2011       1.69        1.20 - 2.30     (12.17) - (11.43)
                                 2010       0.82        1.20 - 2.30         16.82 - 17.83

  MIST Loomis Sayles Global      2014       2.08        0.95 - 2.35         (0.82) - 2.49
     Markets Sub-Account         2013       2.41        0.95 - 2.35         14.41 - 16.02
                                 2012       2.32        1.10 - 2.35          2.75 - 15.41
                                 2011       2.32        1.30 - 2.35       (3.77) - (2.75)
                                 2010       2.99        1.30 - 2.35         19.18 - 20.43

  MIST Lord Abbett Bond          2014       5.67        0.89 - 2.35         (0.50) - 4.19
     Debenture Sub-Account       2013       6.62        0.89 - 2.35           5.47 - 7.21
                                 2012       7.20        0.89 - 2.35          5.77 - 12.18
                                 2011       5.92        0.89 - 2.35           2.04 - 3.90
                                 2010       6.21        0.89 - 2.35         10.34 - 12.18

  MIST Met/Eaton Vance           2014       3.65        1.10 - 2.35       (1.60) - (0.57)
     Floating Rate Sub-Account   2013       3.38        1.30 - 2.35           1.42 - 2.50
     (Commenced 5/3/2010)        2012       3.39        1.30 - 2.35           4.83 - 5.94
                                 2011       1.99        1.30 - 2.30         (0.31) - 0.69
                                 2010         --        1.30 - 2.30           1.64 - 2.31

  MIST Met/Franklin Low          2014       2.15        0.90 - 2.35         (1.29) - 0.15
     Duration Total Return       2013       1.07        0.90 - 2.35         (1.19) - 0.25
     Sub-Account                 2012       1.91        0.90 - 2.20           1.17 - 3.15
     (Commenced 5/2/2011)        2011         --        1.20 - 2.35       (2.83) - (2.08)

  MIST Met/Templeton             2014       4.63        1.10 - 2.15       (2.28) - (0.17)
     International Bond          2013       2.02        1.30 - 2.15       (1.11) - (0.27)
     Sub-Account                 2012      10.26        1.30 - 2.05         11.96 - 12.80
                                 2011       6.86        1.30 - 2.20       (2.49) - (1.61)
                                 2010       0.51        1.30 - 2.20         11.07 - 12.08

  MIST MetLife Asset             2014       0.71        0.90 - 2.35           0.05 - 4.15
     Allocation 100 Sub-Account  2013       0.75        0.90 - 2.35         26.50 - 28.35
                                 2012       0.64        0.90 - 2.35          2.91 - 15.40
                                 2011       1.10        1.15 - 2.35       (7.96) - (6.85)
                                 2010       1.18        1.15 - 2.35         13.80 - 15.17

  MIST MetLife Balanced Plus     2014       1.75        0.90 - 2.35           0.70 - 8.67
     Sub-Account                 2013       1.19        0.90 - 2.35         11.71 - 13.34
     (Commenced 5/2/2011)        2012         --        0.90 - 2.35          4.67 - 11.81
                                 2011       0.27        1.15 - 2.25       (6.68) - (6.00)

  MIST MetLife Multi-Index       2014         --        1.15 - 2.25           0.83 - 8.01
     Targeted Risk Sub-Account   2013       0.55        1.15 - 2.25          4.04 - 11.65
     (Commenced 11/12/2012)      2012         --        1.15 - 2.00           2.56 - 2.68

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  MIST MetLife Small Cap         2014    12,299,087     21.73 - 26.68     291,013,900
     Value Sub-Account           2013    13,992,716     21.87 - 26.40     330,701,962
                                 2012    15,859,523     16.91 - 20.06     287,540,317
                                 2011    18,611,699     14.67 - 17.11     290,532,427
                                 2010    18,793,984     16.49 - 18.91     327,520,477

  MIST MFS Emerging Markets      2014    42,182,331      9.40 - 11.38     425,619,386
     Equity Sub-Account          2013    41,623,177     10.29 - 12.45     456,076,892
                                 2012    38,352,212     11.09 - 13.41     448,693,258
                                 2011    37,004,554      9.55 - 11.54     369,675,163
                                 2010    29,287,659     12.03 - 14.53     365,169,255

  MIST MFS Research              2014    18,585,662     14.00 - 18.24     287,913,009
     International Sub-Account   2013    19,616,483     15.39 - 18.44     331,488,461
                                 2012    21,667,563     13.21 - 15.60     311,615,422
                                 2011    22,841,018     11.58 - 13.42     285,814,827
                                 2010    22,399,698     13.27 - 15.17     318,521,626

  MIST Morgan Stanley Mid Cap    2014    12,928,550      2.79 - 25.03     240,528,688
     Growth Sub-Account          2013    13,099,903      2.79 - 24.94     244,579,234
                                 2012    12,225,316      2.03 - 18.06     166,100,095
                                 2011     8,735,505      1.88 - 16.63     109,412,403
                                 2010     6,606,286      2.04 - 17.98      89,015,672

  MIST Oppenheimer Global        2014     2,866,078     21.68 - 27.83      72,350,999
     Equity Sub-Account          2013     3,127,720     21.72 - 27.49      78,398,573
                                 2012       500,711     18.48 - 21.83       9,983,469
                                 2011       559,531     15.55 - 17.64       9,330,001
                                 2010       608,969     17.31 - 19.88      11,272,119

  MIST PanAgora Global           2014     9,788,108      1.03 - 10.44      10,161,644
     Diversified Risk Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014    50,751,209     13.20 - 15.63     732,596,404
     Protected Bond Sub-Account  2013    57,648,505     13.13 - 15.33     821,456,089
                                 2012    64,013,091     14.82 - 17.05   1,021,039,296
                                 2011    63,087,877     13.90 - 15.36     936,595,819
                                 2010    52,467,468     12.81 - 13.99     711,162,874

  MIST PIMCO Total Return        2014   103,504,587     12.40 - 19.84   1,787,038,026
     Sub-Account                 2013   118,419,838     12.03 - 19.16   1,993,786,948
                                 2012   128,302,689     12.42 - 19.67   2,234,370,461
                                 2011   132,311,947     11.50 - 18.11   2,140,758,433
                                 2010   111,149,390     11.27 - 17.67   1,761,602,464

  MIST Pioneer Fund              2014    12,549,377      2.83 - 30.99     305,917,464
     Sub-Account                 2013    12,432,551      2.58 - 28.13     297,755,670
                                 2012    11,331,680      9.91 - 21.33     220,043,655
                                 2011     9,480,402      9.11 - 19.29     168,467,083
                                 2010     5,977,317     16.24 - 20.40     112,914,666

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MetLife Small Cap         2014       0.04        0.89 - 2.35         (0.65) - 1.06
     Value Sub-Account           2013       0.99        0.89 - 2.35         29.37 - 31.64
                                 2012         --        0.89 - 2.35         15.23 - 17.22
                                 2011       1.10        0.89 - 2.35      (11.09) - (9.50)
                                 2010       1.17        0.89 - 2.35         17.11 - 19.08

  MIST MFS Emerging Markets      2014       0.84        0.90 - 2.35       (8.69) - (4.92)
     Equity Sub-Account          2013       1.07        0.90 - 2.35       (7.19) - (5.83)
                                 2012       0.75        0.90 - 2.35          3.96 - 17.77
                                 2011       1.39        0.95 - 2.35     (20.59) - (19.48)
                                 2010       0.97        0.95 - 2.35         20.79 - 22.49

  MIST MFS Research              2014       2.24        0.89 - 2.35       (9.11) - (3.46)
     International Sub-Account   2013       2.58        0.90 - 2.35         16.49 - 18.19
                                 2012       1.89        0.90 - 2.35          6.35 - 15.60
                                 2011       1.88        0.95 - 2.35     (12.79) - (11.56)
                                 2010       1.70        0.95 - 2.35          8.83 - 10.35

  MIST Morgan Stanley Mid Cap    2014         --        0.89 - 2.30         (1.40) - 0.39
     Growth Sub-Account          2013       0.60        0.89 - 2.30         35.86 - 38.07
                                 2012         --        0.89 - 2.30         (4.93) - 8.58
                                 2011       0.56        0.89 - 2.30       (9.04) - (7.49)
                                 2010       0.01        0.89 - 2.30         17.15 - 30.84

  MIST Oppenheimer Global        2014       0.82        0.90 - 2.30         (0.31) - 1.23
     Equity Sub-Account          2013       0.35        0.90 - 2.30         24.22 - 25.97
                                 2012       1.40        0.90 - 1.95          8.80 - 19.84
                                 2011       1.79        0.95 - 1.95      (10.17) - (9.41)
                                 2010       1.34        0.95 - 1.95         13.69 - 14.83

  MIST PanAgora Global           2014       0.46        1.15 - 2.00         (0.35) - 3.75
     Diversified Risk Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014       1.54        0.90 - 2.35         (1.54) - 1.97
     Protected Bond Sub-Account  2013       2.20        0.90 - 2.35     (11.38) - (10.09)
                                 2012       3.02        0.90 - 2.35           4.22 - 7.82
                                 2011       1.62        1.20 - 2.35           8.56 - 9.82
                                 2010       2.23        1.20 - 2.35           5.26 - 6.48

  MIST PIMCO Total Return        2014       2.34        0.89 - 2.35           0.40 - 3.56
     Sub-Account                 2013       4.27        0.89 - 2.35       (4.19) - (2.59)
                                 2012       3.13        0.89 - 2.35           4.10 - 8.58
                                 2011       2.62        0.89 - 2.35         (0.31) - 2.51
                                 2010       3.20        0.89 - 2.35           5.65 - 7.45

  MIST Pioneer Fund              2014       1.66        0.90 - 2.35          1.00 - 10.16
     Sub-Account                 2013       3.15        0.90 - 2.30          9.33 - 31.88
                                 2012       1.45        0.90 - 2.30           0.85 - 9.54
                                 2011       1.11        0.95 - 2.30      (11.94) - (5.45)
                                 2010       0.78        0.95 - 2.30         13.47 - 15.12

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MIST Pioneer Strategic       2014    54,471,343     2.60 - 32.57     943,852,832
     Income Sub-Account        2013    41,450,021     2.53 - 31.43     919,328,857
                               2012    29,638,373    13.34 - 31.23     804,777,040
                               2011    24,444,162    12.25 - 27.99     600,261,549
                               2010    17,115,149    12.17 - 27.26     419,601,867

  MIST Pyramis Government      2014    62,286,953    10.55 - 11.13     680,446,278
     Income Sub-Account        2013    69,488,361    10.04 - 10.44     715,739,557
     (Commenced 5/2/2011)      2012    88,599,553    10.77 - 11.03     968,887,238
                               2011    45,618,019    10.69 - 10.77     490,473,351

  MIST Pyramis Managed Risk    2014    14,204,266    11.35 - 11.58     163,513,389
     Sub-Account               2013     7,294,047    10.69 - 10.77      78,417,229
     (Commenced 4/29/2013)

  MIST Schroders Global        2014   400,460,215     1.20 - 12.36     493,380,979
     Multi-Asset Sub-Account   2013   375,261,358      1.14 - 1.17     435,205,689
     (Commenced 4/30/2012)     2012   179,641,654      1.06 - 1.07     191,885,161

  MIST SSgA Growth and Income  2014   101,616,119    13.79 - 15.77   1,513,705,632
     ETF Sub-Account           2013   110,435,377    13.34 - 15.03   1,578,178,677
                               2012   118,446,237    12.09 - 13.24   1,521,502,479
                               2011   120,297,977    10.97 - 11.83   1,390,741,062
                               2010    85,827,962    11.20 - 11.84     995,772,752

  MIST SSgA Growth ETF         2014    34,092,389    13.66 - 15.62     501,804,705
     Sub-Account               2013    35,919,224    13.27 - 14.96     509,607,858
                               2012    36,733,044    11.51 - 12.55     448,167,959
                               2011    37,984,453    10.24 - 11.04     409,132,829
                               2010    29,136,066    10.71 - 11.41     325,453,346

  MIST T. Rowe Price Large     2014    13,521,347   40.58 - 144.85     838,816,422
     Cap Value Sub-Account     2013    11,320,980   38.18 - 128.69     657,944,319
                               2012    12,231,249    28.88 - 96.83     536,790,380
                               2011    13,446,503    24.76 - 82.60     507,039,092
                               2010    14,212,118    26.09 - 86.60     558,423,606

  MIST T. Rowe Price Mid Cap   2014    32,310,271    15.06 - 17.30     537,586,208
     Growth Sub-Account        2013    37,965,912    13.67 - 15.54     568,882,747
                               2012    41,941,697    10.24 - 11.53     467,536,275
                               2011    44,089,511     9.22 - 10.28     439,146,325
                               2010    40,356,445     9.67 - 10.58     414,850,131

  MIST WMC Large Cap Research  2014     1,151,671    13.60 - 16.68      17,260,395
     Sub-Account               2013     1,260,254    12.25 - 14.84      16,869,650
                               2012     1,423,242     9.34 - 11.16      14,439,147
                               2011     1,414,721      8.42 - 9.34      12,849,849
                               2010     1,044,239      8.60 - 9.47       9,613,588

  MSF Baillie Gifford          2014    27,573,117     4.31 - 14.37     269,502,431
     International Stock       2013    29,549,817     4.51 - 15.12     303,453,047
     Sub-Account               2012       219,106     3.96 - 13.35       2,585,607
                               2011       282,028     3.36 - 11.37       2,803,543
                               2010       318,412     4.26 - 14.47       3,979,701

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST Pioneer Strategic       2014      4.98         0.90 - 2.35         (0.93) - 3.65
     Income Sub-Account        2013      4.82         0.90 - 2.35         (0.94) - 1.21
                               2012      4.73         0.90 - 2.35          6.09 - 10.56
                               2011      4.36         0.95 - 2.35           1.06 - 2.65
                               2010      4.58         0.95 - 2.20          5.21 - 11.12

  MIST Pyramis Government      2014      2.60         0.90 - 2.35           0.96 - 6.59
     Income Sub-Account        2013      1.55         0.90 - 2.35       (6.74) - (5.37)
     (Commenced 5/2/2011)      2012      0.02         0.90 - 2.35           0.74 - 1.96
                               2011      0.89         1.15 - 2.25           6.96 - 7.75

  MIST Pyramis Managed Risk    2014        --         1.10 - 2.25           0.98 - 7.40
     Sub-Account               2013      1.65         1.15 - 2.25           4.66 - 5.43
     (Commenced 4/29/2013)

  MIST Schroders Global        2014      1.32         0.90 - 2.35           0.43 - 6.77
     Multi-Asset Sub-Account   2013      0.01         0.90 - 2.35           7.55 - 9.12
     (Commenced 4/30/2012)     2012      1.49         0.90 - 2.35           5.01 - 6.03

  MIST SSgA Growth and Income  2014      2.24         0.90 - 2.35         (0.03) - 4.86
     ETF Sub-Account           2013      2.51         0.90 - 2.35         10.31 - 11.92
                               2012      2.40         1.10 - 2.35          4.01 - 11.55
                               2011      1.70         1.15 - 2.35       (1.29) - (0.09)
                               2010      1.05         1.15 - 2.20          9.80 - 10.96

  MIST SSgA Growth ETF         2014      1.88         0.90 - 2.35         (0.05) - 4.43
     Sub-Account               2013      2.10         0.90 - 2.35         15.33 - 17.01
                               2012      1.96         1.15 - 2.35          4.38 - 13.71
                               2011      1.56         1.15 - 2.35       (4.40) - (3.24)
                               2010      1.35         1.15 - 2.35         11.50 - 12.85

  MIST T. Rowe Price Large     2014      1.18         0.89 - 2.35          1.20 - 12.56
     Cap Value Sub-Account     2013      1.58         0.89 - 2.35         30.67 - 32.90
                               2012      1.50         0.89 - 2.35          6.92 - 17.22
                               2011      0.70         0.89 - 2.35       (6.24) - (4.62)
                               2010      1.11         0.89 - 2.35         14.30 - 16.29

  MIST T. Rowe Price Mid Cap   2014        --         1.30 - 2.35         10.16 - 11.32
     Growth Sub-Account        2013      0.21         1.30 - 2.35         33.41 - 34.82
                               2012        --         1.30 - 2.35         11.03 - 12.21
                               2011        --         1.30 - 2.35       (3.93) - (2.92)
                               2010        --         1.30 - 2.35         24.72 - 26.05

  MIST WMC Large Cap Research  2014      0.80         0.90 - 2.30          1.80 - 12.40
     Sub-Account               2013      1.28         0.90 - 2.30         31.12 - 32.97
                               2012      1.07         0.90 - 2.30        (0.27) - 11.75
                               2011      0.92         1.55 - 2.30       (2.06) - (1.33)
                               2010      1.06         1.55 - 2.30         10.01 - 10.85

  MSF Baillie Gifford          2014      1.26         1.30 - 2.25       (5.49) - (1.36)
     International Stock       2013      0.02         1.30 - 2.25          9.68 - 13.94
     Sub-Account               2012      1.14         1.40 - 1.90         17.11 - 17.85
                               2011      1.60         1.40 - 1.90     (21.63) - (20.99)
                               2010      1.41         1.40 - 1.90           4.85 - 5.74

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MSF Barclays Aggregate Bond  2014    16,099,701     1.79 - 19.11     213,475,999
     Index Sub-Account         2013    13,536,937     1.71 - 18.22     162,571,849
                               2012    10,756,748     1.78 - 18.82     151,553,766
                               2011     8,083,366     1.73 - 18.28     130,173,979
                               2010     5,646,137    14.02 - 17.15      86,674,964

  MSF BlackRock Bond Income    2014     1,105,752    46.87 - 76.43      63,615,045
     Sub-Account               2013     1,054,348    44.86 - 72.01      57,251,907
                               2012     1,045,629    46.32 - 73.22      57,888,933
                               2011       953,075    44.15 - 68.69      49,538,985
                               2010       952,834    42.45 - 65.04      47,336,145

  MSF BlackRock Capital        2014       639,908    16.88 - 52.46      14,686,428
     Appreciation Sub-Account  2013       721,215    15.83 - 48.60      15,272,342
                               2012       745,728    12.04 - 36.54      11,831,610
                               2011       814,200    10.75 - 32.23      11,348,650
                               2010       601,185    12.06 - 35.71       9,563,155

  MSF BlackRock Large Cap      2014       229,967    17.66 - 19.31       4,201,564
     Value Sub-Account         2013       225,190    16.80 - 17.73       3,792,926
                               2012       230,438    12.89 - 13.54       2,977,532
                               2011       252,494    11.44 - 11.96       2,890,664
                               2010       253,453    11.33 - 11.79       2,872,585

  MSF BlackRock Money Market   2014    39,068,482     2.33 - 25.65     395,886,367
     Sub-Account               2013    44,329,198     2.36 - 25.88     461,342,890
                               2012    53,484,009     9.33 - 25.53     569,109,901
                               2011    59,067,302     9.55 - 25.84     633,625,012
                               2010    51,015,018     9.77 - 26.15     553,885,805

  MSF Frontier Mid Cap Growth  2014     4,248,372    17.69 - 19.79      81,297,538
     Sub-Account               2013     4,767,721    16.33 - 18.08      83,651,163
     (Commenced 4/29/2013)

  MSF Jennison Growth          2014    27,528,387     4.22 - 21.36     529,020,323
     Sub-Account               2013    32,574,197     3.93 - 19.82     585,624,219
                               2012    35,125,323     2.91 - 14.55     468,764,846
                               2011    20,877,221     2.55 - 12.29     248,172,110
                               2010    20,230,170     2.57 - 12.42     243,817,657

  MSF Loomis Sayles Small Cap  2014       261,060    46.83 - 58.80      13,706,471
     Core Sub-Account          2013       283,327    46.30 - 57.49      14,610,773
                               2012       330,015    33.68 - 41.36      12,332,225
                               2011       310,374    30.16 - 36.63      10,317,247
                               2010       214,307    30.76 - 36.95       7,224,075

  MSF Loomis Sayles Small Cap  2014        16,302    17.05 - 18.51         293,433
     Growth Sub-Account        2013        12,506    17.15 - 18.50         226,802
     (Commenced 4/30/2012)     2012         3,306    11.73 - 12.58          40,927

  MSF Met/Artisan Mid Cap      2014    11,205,267    19.30 - 55.59     244,385,523
     Value Sub-Account         2013    13,125,790    19.41 - 55.03     285,771,010
                               2012    13,419,571    14.54 - 40.57     217,257,576
                               2011    14,599,235    13.33 - 36.59     215,514,020
                               2010    15,163,945    12.80 - 34.58     213,857,206

                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MSF Barclays Aggregate Bond  2014      2.62         0.89 - 2.35          0.54 - 4.87
     Index Sub-Account         2013      3.23         0.89 - 2.25      (4.74) - (3.19)
                               2012      3.45         0.89 - 2.25          1.27 - 2.98
                               2011      3.22         0.89 - 2.25          4.77 - 6.56
                               2010      2.64         0.89 - 2.25          3.30 - 5.11

  MSF BlackRock Bond Income    2014      3.22         0.89 - 2.30          0.85 - 6.14
     Sub-Account               2013      3.83         0.89 - 2.30      (3.17) - (1.65)
                               2012      2.54         0.89 - 2.30          3.74 - 6.59
                               2011      3.84         0.89 - 2.30          4.00 - 5.62
                               2010      3.77         0.89 - 2.30          5.72 - 7.38

  MSF BlackRock Capital        2014      0.06         0.89 - 2.30          0.94 - 7.93
     Appreciation Sub-Account  2013      0.79         0.89 - 2.30        31.17 - 33.03
                               2012      0.32         0.89 - 2.30       (0.88) - 13.35
                               2011      0.17         0.89 - 2.30     (11.01) - (9.75)
                               2010      0.22         0.89 - 2.30        17.10 - 18.76

  MSF BlackRock Large Cap      2014      1.26         0.89 - 1.35          1.39 - 8.95
     Value Sub-Account         2013      1.38         0.89 - 1.35        30.28 - 30.88
                               2012      1.61         0.89 - 1.35        12.74 - 13.27
                               2011      1.16         0.89 - 1.35          0.97 - 1.44
                               2010      1.09         0.89 - 1.35          7.75 - 8.26

  MSF BlackRock Money Market   2014        --         0.90 - 2.35      (2.32) - (0.13)
     Sub-Account               2013        --         0.90 - 2.35      (2.32) - (0.37)
                               2012        --         0.95 - 2.35      (2.34) - (0.74)
                               2011        --         0.95 - 2.35      (2.32) - (0.94)
                               2010        --         0.95 - 2.35      (2.32) - (0.64)

  MSF Frontier Mid Cap Growth  2014        --         1.30 - 2.35          8.30 - 9.44
     Sub-Account               2013        --         1.30 - 2.35        19.21 - 20.07
     (Commenced 4/29/2013)

  MSF Jennison Growth          2014      0.04         0.90 - 2.35        (0.16) - 7.81
     Sub-Account               2013      0.20         0.90 - 2.35        33.56 - 35.51
                               2012      0.01         0.95 - 2.35       (4.12) - 14.17
                               2011      0.06         1.30 - 2.35      (2.11) - (0.86)
                               2010      0.38         1.30 - 2.35         8.74 - 10.07

  MSF Loomis Sayles Small Cap  2014        --         1.20 - 2.30          1.15 - 2.27
     Core Sub-Account          2013      0.23         1.20 - 2.30        37.49 - 39.01
                               2012        --         1.20 - 2.30        11.66 - 12.90
                               2011        --         1.20 - 2.30      (1.94) - (0.86)
                               2010        --         1.20 - 2.30        24.32 - 25.69

  MSF Loomis Sayles Small Cap  2014        --         0.90 - 1.50        (0.57) - 0.03
     Growth Sub-Account        2013        --         0.90 - 1.50        46.17 - 47.05
     (Commenced 4/30/2012)     2012        --         0.90 - 1.50      (1.28) - (0.88)

  MSF Met/Artisan Mid Cap      2014      0.55         0.89 - 2.35        (0.69) - 1.02
     Value Sub-Account         2013      0.77         0.89 - 2.35        33.34 - 35.64
                               2012      0.80         0.89 - 2.35         8.98 - 10.87
                               2011      0.79         0.89 - 2.35          4.02 - 5.81
                               2010      0.59         0.89 - 2.35        12.09 - 14.02

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------
  MSF Met/Dimensional             2014     3,070,324    18.13 - 19.77     58,174,088
     International Small Company  2013     3,208,551    19.88 - 21.38     66,162,419
     Sub-Account                  2012     3,203,412    15.91 - 16.90     52,618,293
                                  2011     3,336,605    13.82 - 14.29     47,225,164
                                  2010     2,082,274    16.89 - 17.28     35,750,236

  MSF MetLife Asset               2014     2,973,577    13.22 - 15.00     41,687,543
     Allocation 20 Sub-Account    2013       557,035    12.93 - 13.63      7,497,408
                                  2012       735,694    12.67 - 13.27      9,655,026
                                  2011       850,770    11.86 - 12.35     10,395,348
                                  2010       830,223    11.74 - 12.15      9,998,191

  MSF MetLife Asset               2014   341,017,115    13.43 - 15.56  4,991,456,808
     Allocation 40 Sub-Account    2013       550,896    13.60 - 14.27      7,732,376
                                  2012       588,986    12.52 - 13.07      7,576,787
                                  2011       608,383    11.48 - 11.91      7,143,945
                                  2010       782,775    11.60 - 11.97      9,257,856

  MSF MetLife Asset               2014   489,838,225    14.27 - 19.73  7,527,991,156
     Allocation 60 Sub-Account    2013     3,073,122    13.90 - 14.77     44,655,421
                                  2012     3,326,548    12.05 - 12.71     41,689,448
                                  2011     3,930,913    10.88 - 11.40     44,282,730
                                  2010     4,192,524    11.28 - 11.74     48,715,861

  MSF MetLife Asset               2014   420,572,925    14.33 - 20.54  6,507,894,347
     Allocation 80 Sub-Account    2013     3,927,901    14.05 - 14.80     57,260,787
                                  2012     4,335,356    11.55 - 12.09     51,720,857
                                  2011     4,632,179    10.23 - 10.65     48,721,974
                                  2010     5,194,016    10.86 - 11.24     57,766,976

  MSF MetLife Mid Cap Stock       2014     5,178,461     2.86 - 30.60    127,735,872
     Index Sub-Account            2013     5,501,359     2.64 - 28.20    125,884,078
                                  2012     4,914,049     2.01 - 21.37     88,989,701
                                  2011     4,708,991     1.73 - 18.33     77,805,929
                                  2010     3,443,301    15.77 - 18.85     59,472,935

  MSF MetLife Stock Index         2014    28,264,874     7.03 - 77.90    610,830,233
     Sub-Account                  2013    28,624,388     6.28 - 69.33    561,274,487
                                  2012    29,109,224     4.82 - 52.98    446,759,028
                                  2011    25,347,914     4.22 - 46.18    355,993,780
                                  2010    23,801,960    11.03 - 45.76    343,187,076

  MSF MFS Total Return            2014       756,067    49.00 - 76.52     45,817,455
     Sub-Account                  2013       814,124    46.24 - 71.07     46,044,412
                                  2012       730,405    41.41 - 60.26     35,344,618
                                  2011       826,212    38.00 - 54.49     36,390,818
                                  2010       929,202    37.99 - 53.68     40,676,709

  MSF MFS Value Sub-Account       2014    10,916,908    13.03 - 26.14    255,401,966
                                  2013    12,139,878    12.05 - 23.85    260,473,964
                                  2012     3,025,966    14.12 - 17.78     48,275,261
                                  2011     3,145,406    12.27 - 14.81     43,754,913
                                  2010     3,234,649    12.33 - 14.90     45,430,281

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF Met/Dimensional             2014       2.02        0.90 - 2.30       (8.82) - (0.83)
     International Small Company  2013       1.72        0.90 - 2.30         24.70 - 26.46
     Sub-Account                  2012       2.19        0.90 - 2.35          3.91 - 16.37
                                  2011       1.94        1.30 - 2.35     (18.19) - (17.33)
                                  2010       1.30        1.30 - 2.35         19.74 - 21.01

  MSF MetLife Asset               2014       1.17        0.90 - 2.20           0.07 - 3.02
     Allocation 20 Sub-Account    2013       3.04        1.55 - 2.15           2.07 - 2.68
                                  2012       3.27        1.55 - 2.15           6.85 - 7.49
                                  2011       2.37        1.55 - 2.15           1.06 - 1.66
                                  2010       4.06        1.55 - 2.15           7.71 - 8.36

  MSF MetLife Asset               2014       0.01        0.90 - 2.35           0.04 - 3.47
     Allocation 40 Sub-Account    2013       2.53        1.55 - 2.10           8.62 - 9.22
                                  2012       2.95        1.55 - 2.10           9.13 - 9.74
                                  2011       2.14        1.55 - 2.10       (1.04) - (0.50)
                                  2010       3.38        1.55 - 2.10           9.21 - 9.81

  MSF MetLife Asset               2014       0.02        0.90 - 2.35           0.03 - 3.93
     Allocation 60 Sub-Account    2013       2.00        1.55 - 2.25         15.36 - 16.17
                                  2012       2.39        1.55 - 2.25         10.71 - 11.49
                                  2011       1.52        1.55 - 2.25       (3.55) - (2.89)
                                  2010       2.53        1.55 - 2.25         10.65 - 11.44

  MSF MetLife Asset               2014       0.02        0.90 - 2.35         (0.03) - 4.53
     Allocation 80 Sub-Account    2013       1.46        1.55 - 2.15         21.67 - 22.40
                                  2012       1.91        1.55 - 2.15         12.92 - 13.60
                                  2011       1.43        1.55 - 2.15       (5.81) - (5.25)
                                  2010       2.14        1.55 - 2.15         12.25 - 12.94

  MSF MetLife Mid Cap Stock       2014       0.85        0.89 - 2.35           1.60 - 8.52
     Index Sub-Account            2013       1.00        0.89 - 2.35         29.67 - 31.97
                                  2012       0.82        0.89 - 2.35         14.53 - 16.55
                                  2011       0.70        0.89 - 2.35       (4.50) - (2.76)
                                  2010       0.76        0.89 - 2.20         23.19 - 25.17

  MSF MetLife Stock Index         2014       1.51        0.89 - 2.90          0.87 - 12.36
     Sub-Account                  2013       1.68        0.89 - 2.90         28.14 - 30.85
                                  2012       1.55        0.89 - 2.90         12.30 - 14.73
                                  2011       1.55        0.89 - 2.90         (1.15) - 0.94
                                  2010       1.63        0.89 - 2.90         11.41 - 13.81

  MSF MFS Total Return            2014       2.25        0.89 - 2.30           5.95 - 7.68
     Sub-Account                  2013       2.31        0.89 - 2.30         16.06 - 17.94
                                  2012       2.78        0.89 - 2.15          2.75 - 10.59
                                  2011       2.68        0.89 - 2.15           0.04 - 1.51
                                  2010       2.91        0.89 - 2.15           7.53 - 9.10

  MSF MFS Value Sub-Account       2014       1.57        0.89 - 2.35           1.99 - 9.83
                                  2013       0.55        0.89 - 2.35         17.10 - 34.53
                                  2012       1.94        0.89 - 2.30          3.00 - 15.61
                                  2011       1.57        0.89 - 2.30       (1.43) - (0.04)
                                  2010       1.32        0.89 - 2.30          8.89 - 10.44

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  MSF MSCI EAFE Index            2014     8,697,532      1.49 - 16.21     101,223,288
     Sub-Account                 2013     8,809,646      1.61 - 17.40     112,197,169
                                 2012     7,172,234      1.34 - 14.41      81,404,548
                                 2011     6,390,970      1.15 - 12.29      69,159,210
                                 2010     4,636,491     11.54 - 14.17      58,834,689

  MSF Neuberger Berman           2014     7,109,782     18.11 - 27.46     150,104,225
     Genesis Sub-Account         2013     8,020,175     18.58 - 27.70     172,247,460
                                 2012       626,194     16.44 - 20.18      11,798,908
                                 2011       647,811     15.96 - 18.50      11,266,993
                                 2010       578,563     16.81 - 17.64       9,730,049

  MSF Russell 2000 Index         2014     5,807,014      2.84 - 31.21     144,858,146
     Sub-Account                 2013     5,835,501      2.74 - 29.98     141,070,458
                                 2012     5,078,788      2.01 - 21.83      91,750,975
                                 2011     3,926,223      1.75 - 18.93      64,081,468
                                 2010     2,703,578      7.11 - 19.92      46,792,763

  MSF T. Rowe Price Large Cap    2014    15,015,374      8.02 - 57.25     166,959,337
     Growth Sub-Account          2013    14,688,080      8.03 - 53.41     151,930,071
                                 2012        39,346     35.99 - 39.07       1,501,612
                                 2011        44,809     30.91 - 33.42       1,465,621
                                 2010        40,496     31.93 - 34.38       1,365,647

  MSF T. Rowe Price Small Cap    2014       321,073     27.11 - 37.87       9,976,420
     Growth Sub-Account          2013       356,919     25.98 - 35.74      10,522,813
                                 2012       380,162     18.41 - 24.95       7,808,995
                                 2011       417,381     16.23 - 21.67       7,500,142
                                 2010       465,332     16.01 - 21.48       8,285,648

  MSF Van Eck Global Natural     2014     6,586,665     13.05 - 13.93      89,288,128
     Resources Sub-Account       2013     6,278,667     16.43 - 17.17     106,449,499
                                 2012     7,200,491     15.15 - 15.70     111,896,983
                                 2011     6,910,683     15.07 - 15.51     106,332,935
                                 2010     3,967,225     18.49 - 18.86      74,371,723

  MSF Western Asset Management   2014           398             32.02          12,743
     Strategic Bond Opportunities
     Sub-Account
     (Commenced 11/19/2014)

  MSF Western Asset              2014    15,346,536     14.95 - 19.83     276,085,662
     Management U.S. Government  2013    16,417,493     14.93 - 19.52     291,870,388
     Sub-Account                 2012    17,244,875     15.42 - 19.89     313,310,285
                                 2011    16,038,241     15.32 - 19.49     285,529,978
                                 2010    12,558,586     14.90 - 18.69     214,907,918

  MSF WMC Core Equity            2014    30,718,018     17.28 - 57.62     609,015,113
     Opportunities Sub-Account   2013    36,209,587     16.00 - 52.55     658,561,438
                                 2012    41,401,029     12.26 - 39.65     572,327,325
                                 2011    48,368,185     11.12 - 35.45     599,153,697
                                 2010    46,415,423     11.87 - 37.27     606,785,200

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF MSCI EAFE Index            2014       2.43        0.89 - 2.25       (8.42) - (2.81)
     Sub-Account                 2013       2.89        0.89 - 2.25         18.74 - 20.78
                                 2012       2.89        0.89 - 2.15         15.42 - 17.27
                                 2011       2.23        0.89 - 2.15     (14.50) - (13.28)
                                 2010       2.24        0.89 - 2.15           5.47 - 7.24

  MSF Neuberger Berman           2014       0.22        0.89 - 2.35         (2.62) - 0.40
     Genesis Sub-Account         2013       0.10        0.89 - 2.35         24.94 - 37.30
                                 2012       0.34        0.89 - 2.30           7.25 - 9.05
                                 2011       0.73        0.89 - 1.95         (7.38) - 4.87
                                 2010       0.51        0.89 - 1.35         19.95 - 20.50

  MSF Russell 2000 Index         2014       0.96        0.89 - 2.35           2.30 - 4.11
     Sub-Account                 2013       1.29        0.89 - 2.35         34.91 - 37.33
                                 2012       0.88        0.89 - 2.35         13.24 - 15.31
                                 2011       0.84        0.89 - 2.35       (6.46) - (4.95)
                                 2010       0.77        0.89 - 2.35         23.61 - 25.79

  MSF T. Rowe Price Large Cap    2014         --        0.89 - 2.35        (0.04) - 13.92
     Growth Sub-Account          2013         --        0.89 - 2.35         26.10 - 37.93
                                 2012         --        1.50 - 1.90         16.43 - 16.90
                                 2011         --        1.50 - 1.90       (3.19) - (2.80)
                                 2010       0.07        1.50 - 1.90         14.55 - 15.01

  MSF T. Rowe Price Small Cap    2014       0.01        0.89 - 2.15           2.47 - 5.96
     Growth Sub-Account          2013       0.22        0.89 - 2.15         41.11 - 43.27
                                 2012         --        0.89 - 2.15         13.43 - 15.14
                                 2011         --        0.89 - 2.15         (0.70) - 0.87
                                 2010         --        0.89 - 2.30         31.60 - 33.71

  MSF Van Eck Global Natural     2014       0.27        1.10 - 2.15     (20.55) - (11.40)
     Resources Sub-Account       2013       0.66        1.30 - 2.15           8.40 - 9.32
                                 2012         --        1.30 - 2.15           0.38 - 1.25
                                 2011       1.10        1.30 - 2.20     (18.49) - (17.75)
                                 2010       0.25        1.30 - 2.20         26.22 - 27.36

  MSF Western Asset Management   2014         --               1.10                (0.65)
     Strategic Bond Opportunities
     Sub-Account
     (Commenced 11/19/2014)

  MSF Western Asset              2014       1.68        0.95 - 2.35           0.17 - 1.58
     Management U.S. Government  2013       1.95        0.95 - 2.35       (3.21) - (1.84)
     Sub-Account                 2012       1.85        0.95 - 2.35           0.64 - 2.07
                                 2011       1.20        0.95 - 2.35           2.83 - 4.28
                                 2010       2.24        0.95 - 2.35           3.04 - 4.50

  MSF WMC Core Equity            2014       0.59        0.89 - 2.35           1.34 - 9.65
     Opportunities Sub-Account   2013       1.27        0.89 - 2.35         30.43 - 32.52
                                 2012       0.72        0.89 - 2.35          1.16 - 11.86
                                 2011       1.01        0.89 - 2.35      (11.86) - (4.88)
                                 2010       0.87        0.89 - 2.35          9.22 - 11.01

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                         --------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                             UNITS       HIGHEST ($)      ASSETS ($)
                                         ------------  ---------------  -------------
  Neuberger Berman Genesis         2014           393            22.93          9,013
     Sub-Account                   2013           474            23.21         10,991
                                   2012           474            17.11          8,101
                                   2011           474            15.72          7,443
                                   2010           571            15.16          8,663

  Oppenheimer VA Core Bond         2014         1,362             6.13          8,346
     Sub-Account                   2013         1,493             5.79          8,646
                                   2012         1,541             5.88          9,058
                                   2011         1,878             5.41         10,150
                                   2010         1,952             5.06          9,885

  Oppenheimer VA Global            2014           443            10.29          4,556
     Strategic Income Sub-Account  2013           443            10.15          4,492
                                   2012           443            10.30          4,562
                                   2011           443             9.20          4,075
                                   2010           443             9.25          4,097

  Oppenheimer VA Main Street       2014     4,346,502    17.83 - 30.77    126,466,514
     Small Cap Sub-Account         2013     4,655,290    16.15 - 27.82    123,045,407
                                   2012     5,041,901    11.62 - 19.97     96,092,155
                                   2011     4,964,464     9.98 - 17.13     81,494,321
                                   2010     4,127,208    10.35 - 17.72     70,331,777

  Oppenheimer VA Main Street       2014        13,372             7.93        106,085
     Sub-Account                   2013        14,316             7.27        104,039
                                   2012        14,959             5.59         83,663
                                   2011        22,109             4.85        107,300
                                   2010        24,227             4.92        119,249

  Oppenheimer VA Money             2014           696             5.45          3,793
     Sub-Account                   2013           723             5.53          4,000
                                   2012        20,150             5.61        112,965
                                   2011        20,177             5.69        114,709
                                   2010        20,177             5.76        116,310

  PIMCO VIT CommodityRealReturn    2014         1,515      8.69 - 8.70         13,170
     Strategy Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Market        2014         1,592             9.55         15,202
     Bond Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained          2014           478             9.96          4,759
     Bond Sub-Account
     (Commenced 11/19/2014)

  Pioneer VCT Mid Cap Value        2014     1,581,277    42.37 - 51.68     74,902,996
     Sub-Account                   2013     1,719,853    37.64 - 45.45     71,900,042
                                   2012     1,769,793    28.91 - 34.56     56,444,927
                                   2011     1,688,831    26.60 - 31.48     49,145,077
                                   2010     1,493,349    28.81 - 33.76     46,621,818

                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  Neuberger Berman Genesis         2014       0.05               0.89                (1.19)
     Sub-Account                   2013       0.32               0.89                 35.68
                                   2012       0.21               0.89                  8.84
                                   2011       0.84               0.89                  3.67
                                   2010         --               0.89                 20.30

  Oppenheimer VA Core Bond         2014       5.29               1.40                  5.77
     Sub-Account                   2013       5.14               1.40                (1.49)
                                   2012       4.67               1.40                  8.75
                                   2011       5.76               1.40                  6.77
                                   2010       4.81               1.40                  9.87

  Oppenheimer VA Global            2014       4.25               1.40                  1.41
     Strategic Income Sub-Account  2013       4.99               1.40                (1.52)
                                   2012       5.95               1.40                 11.95
                                   2011       3.19               1.40                (0.55)
                                   2010      16.19               1.40                 13.38

  Oppenheimer VA Main Street       2014       0.63        0.95 - 1.75          9.72 - 10.60
     Small Cap Sub-Account         2013       0.70        0.95 - 1.75         38.19 - 39.29
                                   2012       0.33        0.95 - 1.75         15.62 - 16.55
                                   2011       0.36        0.95 - 1.75       (4.07) - (3.30)
                                   2010       0.37        0.95 - 1.75         20.92 - 21.90

  Oppenheimer VA Main Street       2014       0.84               1.40                  9.16
     Sub-Account                   2013       1.10               1.40                 29.94
                                   2012       0.86               1.40                 15.24
                                   2011       1.27               1.40                (1.40)
                                   2010       1.11               1.40                 14.49

  Oppenheimer VA Money             2014         --               1.40                (1.38)
     Sub-Account                   2013       0.01               1.40                (1.38)
                                   2012       0.01               1.40                (1.39)
                                   2011       0.01               1.40                (1.37)
                                   2010       0.03               1.40                (1.37)

  PIMCO VIT CommodityRealReturn    2014       0.20        1.10 - 1.35     (13.36) - (13.33)
     Strategy Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Market        2014       0.32        1.10 - 1.60       (3.46) - (3.40)
     Bond Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained          2014       0.04               1.35                (0.10)
     Bond Sub-Account
     (Commenced 11/19/2014)

  Pioneer VCT Mid Cap Value        2014       0.65        0.95 - 1.95         12.58 - 13.71
     Sub-Account                   2013       0.74        0.95 - 1.95         30.19 - 31.50
                                   2012       0.84        0.95 - 1.95           8.67 - 9.77
                                   2011       0.64        0.95 - 1.95       (7.66) - (6.73)
                                   2010       0.87        0.95 - 1.95         15.62 - 16.78

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  Pioneer VCT Real Estate        2014         8,772     27.15 - 30.26         249,879
     Shares Sub-Account          2013        11,399     21.20 - 23.46         252,653
                                 2012        10,700     21.29 - 23.38         237,514
                                 2011        12,968     18.70 - 20.38         251,847
                                 2010        12,983     17.38 - 18.80         234,208

  T. Rowe Price Growth Stock     2014        52,254            143.75       7,511,742
     Sub-Account                 2013        62,571            133.27       8,339,192
                                 2012        66,302             96.60       6,404,585
                                 2011        73,401             81.96       6,015,937
                                 2010        85,875             83.50       7,170,858

  T. Rowe Price International    2014        39,998             15.58         623,024
     Stock Sub-Account           2013        41,360             15.85         655,401
                                 2012        45,736             13.99         639,881
                                 2011        59,337             11.89         705,529
                                 2010        68,117             13.68         932,126

  T. Rowe Price Prime Reserve    2014        29,487             17.44         514,215
     Sub-Account                 2013        31,743             17.59         558,449
                                 2012        40,746             17.75         723,146
                                 2011        54,384             17.91         973,756
                                 2010        70,013             18.06       1,264,618

  TAP 1919 Variable Socially     2014         6,406     37.02 - 40.53         253,840
     Responsive Balanced         2013         7,932     34.52 - 37.64         292,286
     Sub-Account                 2012         9,185     29.64 - 32.19         289,329
                                 2011        17,377     27.28 - 29.51         501,373
                                 2010        17,424     27.81 - 29.97         510,680

  UIF Global Infrastructure      2014           664     12.49 - 12.95           8,465
     Sub-Account
     (Commenced 11/19/2014)

  Van Eck VIP Long/Short Equity  2014         1,662     10.08 - 10.09          16,769
     Index Sub-Account
     (Commenced 11/19/2014)

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  Pioneer VCT Real Estate        2014       2.29         1.20 - 1.95       28.04 - 29.00
     Shares Sub-Account          2013       2.16         1.20 - 1.95       (0.42) - 0.33
                                 2012       2.11         1.20 - 1.95       13.84 - 14.70
                                 2011       2.24         1.20 - 1.95         7.64 - 8.45
                                 2010       2.42         1.20 - 1.95       26.06 - 27.01

  T. Rowe Price Growth Stock     2014         --                0.89                7.86
     Sub-Account                 2013       0.04                0.89               37.97
                                 2012       0.18                0.89               17.86
                                 2011       0.02                0.89              (1.85)
                                 2010       0.06                0.89               15.89

  T. Rowe Price International    2014       1.13                0.89              (1.70)
     Stock Sub-Account           2013       0.97                0.89               13.26
                                 2012       1.21                0.89               17.66
                                 2011       1.20                0.89             (13.11)
                                 2010       1.13                0.89               13.46

  T. Rowe Price Prime Reserve    2014       0.01                0.89              (0.88)
     Sub-Account                 2013       0.01                0.89              (0.87)
                                 2012       0.01                0.89              (0.88)
                                 2011       0.01                0.89              (0.87)
                                 2010       0.01                0.89              (0.87)

  TAP 1919 Variable Socially     2014       0.87         1.50 - 1.90         7.25 - 7.68
     Responsive Balanced         2013       0.83         1.50 - 1.90       16.47 - 16.94
     Sub-Account                 2012       1.06         1.50 - 1.90         8.62 - 9.06
                                 2011       1.20         1.50 - 1.90     (1.89) - (1.51)
                                 2010       1.24         1.50 - 1.90       10.04 - 10.48

  UIF Global Infrastructure      2014         --         1.10 - 1.35         0.27 - 0.30
     Sub-Account
     (Commenced 11/19/2014)

  Van Eck VIP Long/Short Equity  2014         --         1.10 - 1.35         0.67 - 0.70
     Index Sub-Account
     (Commenced 11/19/2014)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013
  and 2012:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Dispositions..........................................................................  34
     Note 5 -- Insurance.............................................................................  35
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  43
     Note 7 -- Reinsurance...........................................................................  46
     Note 8 -- Investments...........................................................................  54
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 117
     Note 12 -- Debt................................................................................. 120
     Note 13 -- Equity............................................................................... 120
     Note 14 -- Other Expenses....................................................................... 126
     Note 15 -- Income Tax........................................................................... 127
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 130
     Note 17 -- Related Party Transactions........................................................... 134
Financial Statement Schedules at December 31, 2014 and 2013 and for the Years Ended December 31,
  2014, 2013 and 2012:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 135
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 136
 Schedule IV -- Consolidated Reinsurance............................................................. 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, on November 14, 2014, MetLife Insurance Company of Connecticut was renamed MetLife Insurance Company USA and merged with MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and Exeter Reassurance Company, Ltd., all subsidiaries of MetLife, Inc. As the mergers involved entities all under common control, the accompanying consolidated financial statements have been retrospectively adjusted for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2015

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                                                             2014         2013
                                                                                         -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $46,423 and $46,988, respectively)................................................... $    50,697  $    48,824
 Equity securities available-for-sale, at estimated fair value (cost: $400 and $443,
   respectively)........................................................................         459          463
 Mortgage loans (net of valuation allowances of $25 and $35, respectively; includes
   $280 and $1,598, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       5,839        8,004
 Policy loans...........................................................................       1,194        1,246
 Real estate and real estate joint ventures (includes $93 and $0, respectively, of real
   estate held-for-sale)................................................................         894          754
 Other limited partnership interests....................................................       2,234        2,162
 Short-term investments, principally at estimated fair value............................       1,232        4,964
 Other invested assets, principally at estimated fair value.............................       4,531        5,899
                                                                                         -----------  -----------
   Total investments....................................................................      67,080       72,316
Cash and cash equivalents, principally at estimated fair value..........................       1,206        1,400
Accrued investment income (includes $2 and $9, respectively, relating to variable
  interest entities)....................................................................         501          660
Premiums, reinsurance and other receivables.............................................      21,559       19,553
Deferred policy acquisition costs and value of business acquired........................       4,890        5,691
Current income tax recoverable..........................................................         537          398
Goodwill................................................................................         381          526
Other assets............................................................................         848          943
Separate account assets.................................................................     108,861      109,814
                                                                                         -----------  -----------
     Total assets....................................................................... $   205,863  $   211,301
                                                                                         ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................. $    28,479  $    30,603
Policyholder account balances...........................................................      35,486       37,389
Other policy-related balances...........................................................       3,320        4,130
Payables for collateral under securities loaned and other transactions..................       7,501        6,914
Long-term debt (includes $139 and $1,461, respectively, at estimated fair value,
  relating to variable interest entities)...............................................         928        2,326
Deferred income tax liability...........................................................       1,338          251
Other liabilities (includes $1 and $7, respectively, relating to variable interest
  entities).............................................................................       7,944        8,308
Separate account liabilities............................................................     108,861      109,814
                                                                                         -----------  -----------
     Total liabilities..................................................................     193,857      199,735
                                                                                         -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 and $2.50 per share; 4,000 and 40,000,000 shares
  authorized; 3,000 and 34,595,317 shares issued and outstanding, respectively..........          75           86
Additional paid-in capital..............................................................      10,855       11,506
Retained earnings (deficit).............................................................      (1,350)      (1,006)
Accumulated other comprehensive income (loss)...........................................       2,426          980
                                                                                         -----------  -----------
     Total stockholder's equity.........................................................      12,006       11,566
                                                                                         -----------  -----------
      Total liabilities and stockholder's equity........................................ $   205,863  $   211,301
                                                                                         ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Revenues
Premiums............................................................. $   1,152  $     689  $   2,215
Universal life and investment-type product policy fees...............     3,193      3,130      3,014
Net investment income................................................     2,669      2,999      3,060
Other revenues.......................................................       539        610        626
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......        (6)        (9)       (54)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................        (6)       (11)         3
 Other net investment gains (losses).................................      (457)        47        241
                                                                      ---------  ---------  ---------
   Total net investment gains (losses)...............................      (469)        27        190
 Net derivative gains (losses).......................................      (181)       441     (2,345)
                                                                      ---------  ---------  ---------
     Total revenues..................................................     6,903      7,896      6,760
                                                                      ---------  ---------  ---------
Expenses
Policyholder benefits and claims.....................................     2,764      3,147      4,321
Interest credited to policyholder account balances...................     1,062      1,168      1,281
Goodwill impairment..................................................        33         66        394
Other expenses.......................................................     2,754      1,937      2,636
                                                                      ---------  ---------  ---------
     Total expenses..................................................     6,613      6,318      8,632
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       290      1,578     (1,872)
Provision for income tax expense (benefit)...........................        (5)       437       (813)
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations, net of income tax..........       295      1,141     (1,059)
Income (loss) from discontinued operations, net of income tax........        --         --          8
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     1,953     (2,232)       941
 Unrealized gains (losses) on derivatives............................       244       (206)         3
 Foreign currency translation adjustments............................       (50)        54        101
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), before income tax.................     2,147     (2,384)     1,045
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      (701)       808       (344)
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), net of income tax.................     1,446     (1,576)       701
                                                                      ---------  ---------  ---------
Comprehensive income (loss).......................................... $   1,741  $    (435) $    (350)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                      Accumulated
                                             Additional   Retained       Other         Total
                                   Common     Paid-in     Earnings   Comprehensive Stockholder's
                                   Stock      Capital     (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ----------  ------------- -------------
Balance at January 1, 2012
  (Note 3)...................... $      86  $     8,582  $    1,034    $   1,855    $   11,557
Dividend of subsidiary
  (Note 4)......................                               (347)                      (347)
Dividend paid to MetLife, Inc...                               (522)                      (522)
Capital contribution (Note 3)...                  2,878                                  2,878
Net income (loss)...............                             (1,051)                    (1,051)
Other comprehensive income
  (loss), net of income tax (1).                                             701           701
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2012....        86       11,460        (886)       2,556        13,216
Dividend paid to MetLife, Inc...                             (1,261)                    (1,261)
Capital contribution............                     46                                     46
Net income (loss)...............                              1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                          (1,576)       (1,576)
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2013....        86       11,506      (1,006)         980        11,566
Redemption of common stock......       (11)        (895)       (484)                    (1,390)
Dividend paid to MetLife, Inc...                               (155)                      (155)
Capital contribution............                    244                                    244
Net income (loss)...............                                295                        295
Other comprehensive income
  (loss), net of income tax.....                                           1,446         1,446
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2014.... $      75  $    10,855  $   (1,350)   $   2,426    $   12,006
                                 =========  ===========  ==========    =========    ==========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 4 and 13.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                                      2014      2013      2012
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    295  $  1,141  $ (1,051)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       30        35        33
  Amortization of premiums and accretion of discounts associated with investments, net.............     (166)     (150)     (170)
  (Gains) losses on investments and from sales of businesses, net..................................      469       (27)     (200)
  (Gains) losses on derivatives, net...............................................................    1,443     1,567     3,643
  (Income) loss from equity method investments, net of dividends or distributions..................      (11)      (82)      (43)
  Interest credited to policyholder account balances...............................................    1,062     1,168     1,281
  Universal life and investment-type product policy fees...........................................   (3,193)   (3,130)   (3,014)
  Goodwill impairment..............................................................................       33        66       394
  Change in fair value option securities...........................................................       --        --      (601)
  Change in accrued investment income..............................................................      124       146        91
  Change in premiums, reinsurance and other receivables............................................   (1,479)     (190)     (614)
  Change in deferred policy acquisition costs and value of business acquired, net..................      711      (480)     (154)
  Change in income tax.............................................................................      245       691      (798)
  Change in other assets...........................................................................    2,258     2,006     1,869
  Change in insurance-related liabilities and policy-related balances..............................    1,398     1,198     2,055
  Change in other liabilities......................................................................    1,390        31       308
  Other, net.......................................................................................      (67)       (6)       --
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,542     3,984     3,029
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   20,249    20,330    16,647
   Equity securities...............................................................................       98        69        60
   Mortgage loans..................................................................................    2,428     2,304     1,461
   Real estate and real estate joint ventures......................................................       28       104        72
   Other limited partnership interests.............................................................      255       153       220
  Purchases of:
   Fixed maturity securities.......................................................................  (24,520)  (17,068)  (18,153)
   Equity securities...............................................................................      (41)     (133)      (60)
   Mortgage loans..................................................................................     (343)     (912)     (879)
   Real estate and real estate joint ventures......................................................     (209)     (201)     (225)
   Other limited partnership interests.............................................................     (345)     (368)     (357)
  Cash received in connection with freestanding derivatives........................................      788       258       845
  Cash paid in connection with freestanding derivatives............................................   (1,991)   (3,615)   (2,126)
  Sale of business, net of cash and cash equivalents disposed of $251, $0 and $0,
   respectively....................................................................................      451        --        --
  Dividend of subsidiary...........................................................................       --        --       (53)
  Sales of loans to affiliates.....................................................................      520        --        --
  Net change in policy loans.......................................................................       52        (3)      (14)
  Net change in short-term investments.............................................................    3,581     2,060     1,273
  Net change in other invested assets..............................................................     (305)      113      (113)
  Other, net.......................................................................................       --         3        --
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................      696     3,094    (1,402)
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                              2014       2013       2012
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits...............................................................................    18,581     15,005      16,417
   Withdrawals............................................................................   (21,564)   (16,806)    (16,549)
  Net change in payables for collateral under securities loaned and other transactions....       703     (3,197)     (1,395)
  Long-term debt repaid...................................................................    (1,379)    (1,009)       (482)
  Financing element on certain derivative instruments.....................................      (414)      (197)         67
  Redemption of common stock..............................................................      (906)        --          --
  Common stock redemption premium.........................................................      (484)        --          --
  Dividends paid to MetLife, Inc..........................................................      (155)    (1,261)       (522)
  Capital contributions from MetLife, Inc.................................................       231         --         800
                                                                                           ---------  ---------  ----------
Net cash provided by (used in) financing activities.......................................    (5,387)    (7,465)     (1,664)
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.       (45)       (41)        (15)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................      (194)      (428)        (52)
Cash and cash equivalents, beginning of year..............................................     1,400      1,828       1,880
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $   1,206  $   1,400  $    1,828
                                                                                           =========  =========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................... $     116  $     199  $      331
                                                                                           =========  =========  ==========
   Income tax............................................................................. $    (221) $    (272) $       23
                                                                                           =========  =========  ==========
Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $      --  $      --  $    4,857
   Liabilities disposed...................................................................        --         --      (4,567)
                                                                                           ---------  ---------  ----------
   Net assets disposed....................................................................        --         --         290
   Cash disposed..........................................................................        --         --         (53)
   Dividend of interests in subsidiary....................................................        --         --        (237)
                                                                                           ---------  ---------  ----------
   (Gain) loss on dividend of interests in subsidiary..................................... $      --  $      --  $       --
                                                                                           =========  =========  ==========
  Capital contributions from MetLife, Inc................................................. $      13  $      46  $    2,078
                                                                                           =========  =========  ==========
  Assignment of senior notes to MetLife, Inc.............................................. $      --  $      --  $    2,000
                                                                                           =========  =========  ==========
  Transfers of fixed maturity securities to affiliates.................................... $     804  $      --  $       --
                                                                                           =========  =========  ==========
  Purchase of fixed maturity securities associated with business transfer................. $      --  $      --  $      761
                                                                                           =========  =========  ==========
  Purchase of short-term investments associated with business transfer.................... $      --  $      --  $       72
                                                                                           =========  =========  ==========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $      --  $      --  $       50
                                                                                           =========  =========  ==========

--------

(1)See Note 4.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported in the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;
  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 4 for the disposition of MetLife Europe Limited ("MetLife Europe").

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.
    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Investments in operating joint ventures that engage in insurance underwriting activities and are accounted for under the equity method.
    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Employee Benefit Plans

   Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $235 million and $215 million at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $107 million and $105 million at December 31, 2014 and 2013, respectively. Related amortization expense was $2 million, $7 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2014, the FASB issued new guidance on transfers and servicing (ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received, and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses (including direct and digital marketing products), run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

  In the first quarter of 2014, the Company began reporting the operations of MAL as divested business. See Note 4.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife, Inc.'s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
(loss) from continuing operations, net of income tax.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, including revising the Company's capital allocation methodology. The changes will be applied retrospectively beginning with the first quarter of 2015. The changes will not impact total consolidated operating earnings or net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                         ---------------------------------------
                                                                   Corporate
                                                                    Benefit   Corporate                         Total
Year Ended December 31, 2014                              Retail  Funding (1)  & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $  1,080   $  (26)    $    96  $  1,150 $        2   $    1,152
Universal life and investment-type product policy fees..    2,700        33        146     2,879        314        3,193
Net investment income...................................    2,062       896      (211)     2,747       (78)        2,669
Other revenues..........................................      532         5          1       538          1          539
Net investment gains (losses)...........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)...........................       --        --         --        --      (181)        (181)
                                                         --------   -------    -------  -------- ----------   ----------
  Total revenues........................................    6,374       908         32     7,314      (411)        6,903
                                                         --------   -------    -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances......      943       116         --     1,059          3        1,062
Goodwill impairment.....................................       --        --         --        --         33           33
Capitalization of DAC...................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA............................      678         2         22       702        288          990
Interest expense on debt................................        5        --         68        73         36          109
Other expenses..........................................    1,722        28        172     1,922         12        1,934
                                                         --------   -------    -------  -------- ----------   ----------
  Total expenses........................................    4,895       535        260     5,690        923        6,613
                                                         --------   -------    -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      518       129      (227)       420      (425)          (5)
                                                         --------   -------    -------  --------              ----------
Operating earnings...................................... $    961   $   244    $   (1)     1,204
                                                         ========   =======    =======
Adjustments to:.........................................
  Total revenues........................................                                   (411)
  Total expenses........................................                                   (923)
  Provision for income tax (expense) benefit............                                     425
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    295              $      295
                                                                                        ========              ==========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  175,336 $  25,080 $  5,447  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Results
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    469 $     92  $     36  $    597 $       92  $       689
Universal life and investment-type product policy fees..    2,648       35       179     2,862        268        3,130
Net investment income...................................    2,019    1,002     (151)     2,870        129        2,999
Other revenues..........................................      605        5        --       610         --          610
Net investment gains (losses)...........................       --       --        --        --         27           27
Net derivative gains (losses)...........................       --       --        --        --        441          441
                                                         -------- --------  --------  -------- ----------  -----------
  Total revenues........................................    5,741    1,134        64     6,939        957        7,896
                                                         -------- --------  --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims........................    1,087      527        13     1,627      1,520        3,147
Interest credited to policyholder account balances......    1,034      139        --     1,173        (5)        1,168
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (483)      (2)      (27)     (512)         --        (512)
Amortization of DAC and VOBA............................      586        5         1       592      (387)          205
Interest expense on debt................................        5       --        68        73        122          195
Other expenses..........................................    1,935       17        78     2,030         19        2,049
                                                         -------- --------  --------  -------- ----------  -----------
  Total expenses........................................    4,164      686       133     4,983      1,335        6,318
                                                         -------- --------  --------  -------- ----------  -----------
Provision for income tax expense (benefit)..............      585      156     (129)       612      (175)          437
                                                         -------- --------  --------  --------             -----------
Operating earnings...................................... $    992 $    292  $     60     1,344
                                                         ======== ========  ========
Adjustments to:
  Total revenues........................................                                   957
  Total expenses........................................                               (1,335)
  Provision for income tax (expense) benefit............                                   175
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $  1,141             $     1,141
                                                                                      ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2013            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  171,355 $  31,300 $  8,646  $  211,301
    Separate account assets...... $  107,726 $   2,088 $     --  $  109,814
    Separate account liabilities. $  107,726 $   2,088 $     --  $  109,814

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                     Operating Results
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2012                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      571  $     73  $  1,015 $    1,659 $       556  $     2,215
Universal life and investment-type product policy fees..      2,530        29       195      2,754         260        3,014
Net investment income...................................      1,828     1,016      (19)      2,825         235        3,060
Other revenues..........................................        621         5        --        626          --          626
Net investment gains (losses)...........................         --        --        --         --         190          190
Net derivative gains (losses)...........................         --        --        --         --     (2,345)      (2,345)
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      5,550     1,123     1,191      7,864     (1,104)        6,760
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................      1,001       496     1,101      2,598       1,723        4,321
Interest credited to policyholder account balances......      1,073       166        --      1,239          42        1,281
Goodwill impairment.....................................         --        --        --         --         394          394
Capitalization of DAC...................................      (869)       (5)      (34)      (908)          --        (908)
Amortization of DAC and VOBA............................        720        10         3        733           1          734
Interest expense on debt................................          5        --       149        154         163          317
Other expenses..........................................      2,371        21        77      2,469          24        2,493
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      4,301       688     1,296      6,285       2,347        8,632
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        433       151     (111)        473     (1,286)        (813)
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      816  $    284  $      6      1,106
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                   (1,104)
  Total expenses........................................                                   (2,347)
  Provision for income tax (expense) benefit............                                     1,286
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  (1,059)              $   (1,059)
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2014     2013     2012
                                          -------- -------- --------
                                                (In millions)
           Annuities..................... $  3,926 $  3,486 $  4,739
           Life insurance................      953      937    1,109
           Accident and health insurance.        5        6        7
                                          -------- -------- --------
            Total........................ $  4,884 $  4,429 $  5,855
                                          ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2014     2013     2012
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  4,712 $  4,158 $  4,089
                  Foreign:
                   United Kingdom.       63      128    1,608
                   Other..........      109      143      158
                                   -------- -------- --------
                     Total........ $  4,884 $  4,429 $  5,855
                                   ======== ======== ========

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.

3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services (the "Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 11 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Mergers (continued)


  Information regarding adjustments to stockholder's equity upon the consummation of the Mergers is as follows:

                                                                             Accumulated
                                                       Additional Retained      Other         Total
                                               Common   Paid-in   Earnings  Comprehensive Stockholder's
                                               Stock    Capital   (Deficit)    Income        Equity
                                               ------- ---------- --------- ------------- -------------
                                                                    (In millions)
Balance of MICC's equity at January 1, 2012... $    86 $   6,673  $  1,081   $    1,771     $   9,611
Balance of MLIIC's equity at January 1, 2012..       6       636       541           35         1,218
Balance of Exeter's equity at January 1, 2012.      13     1,253     (801)           49           514
Mergers adjustments (1).......................    (19)        20       213           --           214
                                               ------- ---------  --------   ----------     ---------
Balance of MetLife USA's equity at January 1,
  2012........................................ $    86 $   8,582  $  1,034   $    1,855     $  11,557
                                               ======= =========  ========   ==========     =========

--------

(1)Includes a reclassification from common stock to additional paid-in capital to eliminate MLIIC's and Exeter's common stock and an adjustment to retained earnings to eliminate reinsurance transactions among the merging companies.

  During 2012, Exeter issued $2.0 billion of preferred stock to MetLife, Inc. in exchange for MetLife, Inc.'s assumption of $2.0 billion of Exeter's senior notes. In November 2014, upon the consummation of the Mergers, the outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.'s preferred capital stock investment was added to its common capital stock investment in MetLife USA. See Note 13 for information regarding additional equity transactions.

4. Dispositions

2014 Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

2012 Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Dispositions (continued)

no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2014 and 2013.

5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2014      2013
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  42,974 $  41,020
                 Corporate Benefit Funding.    17,544    22,627
                 Corporate & Other.........     6,767     8,475
                                            --------- ---------
                  Total.................... $  67,285 $  72,122
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 6% and 3% of the Company's life insurance in-force at December 31, 2014 and 2013, respectively. Participating policies represented 39%, 36% and 28% of gross life insurance premiums for the years ended December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                       Universal and
                                                       Variable Life
                                    Annuity Contracts    Contracts
                                    ------------------ -------------
                                                         Secondary
                                     GMDBs     GMIBs    Guarantees     Total
                                    -------- --------- ------------- ---------
                                                  (In millions)
  Direct
  Balance at January 1, 2012....... $    180 $     528     $   1,036 $   1,744
  Incurred guaranteed benefits.....      119       499           332       950
  Paid guaranteed benefits.........     (39)        --            --      (39)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      260     1,027         1,368     2,655
  Incurred guaranteed benefits.....      166       128           416       710
  Paid guaranteed benefits.........     (22)        --            --      (22)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      404     1,155         1,784     3,343
  Incurred guaranteed benefits (1).      231       285           590     1,106
  Paid guaranteed benefits.........     (24)        --            --      (24)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    611 $   1,440     $   2,374 $   4,425
                                    ======== =========     ========= =========
  Net Ceded/(Assumed)
  Balance at January 1, 2012....... $  (163) $    (65)     $     727 $     499
  Incurred guaranteed benefits.....    (100)      (69)           258        89
  Paid guaranteed benefits.........       45        --            --        45
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....    (218)     (134)           985       633
  Incurred guaranteed benefits.....     (26)      (21)           327       280
  Paid guaranteed benefits.........       39        --            --        39
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....    (205)     (155)         1,312       952
  Incurred guaranteed benefits (1).      175        98           477       750
  Paid guaranteed benefits.........        1        --            --         1
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $   (29) $    (57)     $   1,789 $   1,703
                                    ======== =========     ========= =========
  Net
  Balance at January 1, 2012....... $    343 $     593     $     309 $   1,245
  Incurred guaranteed benefits.....      219       568            74       861
  Paid guaranteed benefits.........     (84)        --            --      (84)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      478     1,161           383     2,022
  Incurred guaranteed benefits.....      192       149            89       430
  Paid guaranteed benefits.........     (61)        --            --      (61)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      609     1,310           472     2,391
  Incurred guaranteed benefits (1).       56       187           113       356
  Paid guaranteed benefits.........     (25)        --            --      (25)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    640 $   1,497     $     585 $   2,722
                                    ======== =========     ========= =========

--------

(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2014       2013
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Balanced........ $   55,287 $   49,149
                     Equity..........     43,430     50,645
                     Bond............      5,226      4,820
                     Money Market....        801        887
                                      ---------- ----------
                      Total.......... $  104,744 $  105,501
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   112,298    $    64,550   $   129,284    $    65,753
Separate account value..................  $   107,261    $    63,206   $   108,478    $    64,275
Net amount at risk......................  $     3,151    $     1,297   $     3,148    $       678
Average attained age of contractholders.     65 years       65 years      64 years       64 years

                                                        December 31,
                                                   -----------------------
                                                      2014        2013
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,702 $     6,915
     Net amount at risk........................... $    91,204 $    96,974
     Average attained age of policyholders........    59 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2014, 2013 and 2012, the Company issued $12.2 billion, $10.9 billion and $10.3 billion, respectively, and repaid $13.9 billion, $11.7 billion and $9.6 billion, respectively, of such funding agreements. At December 31, 2014 and 2013, liabilities for funding agreements outstanding, which are included in PABs, were $3.5 billion and $5.3 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2014       2013
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       55 $       64
                   FHLB of Des Moines. $       16 $       26
                   FHLB of Pittsburgh. $       24 $       20

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability            Collateral
                               -------------------- ---------------------
                                              December 31,
                               ------------------------------------------
                                 2014       2013       2014       2013
                               --------- ---------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     575 $      450 $  666 (2) $  808 (2)
       FHLB of Des Moines (1). $     405 $      405 $  546 (2) $  477 (2)
       Farmer Mac (3)......... $     200 $      200 $      231 $      230
       FHLB of Pittsburgh (1). $     185 $      200 $1,154 (2) $  602 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2014      2013      2012
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,325  $  1,216  $  1,079
          Less: Reinsurance recoverables.    1,235     1,124       980
                                          --------  --------  --------
         Net balance at January 1,.......       90        92        99
                                          --------  --------  --------
         Incurred related to:
          Current year...................        3         5         5
          Prior years (1)................        2         4        (2)
                                          --------  --------  --------
            Total incurred...............        5         9         3
                                          --------  --------  --------
         Paid related to:
          Current year...................       --        --        --
          Prior years....................      (12)      (11)      (10)
                                          --------  --------  --------
            Total paid...................      (12)      (11)      (10)
                                          --------  --------  --------
         Net balance at December 31,.....       83        90        92
          Add: Reinsurance recoverables..    1,400     1,235     1,124
                                          --------  --------  --------
         Balance at December 31,......... $  1,483  $  1,325  $  1,216
                                          ========  ========  ========

--------

(1)During 2014, 2013 and 2012, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $108.7 billion and $109.6 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $187 million and $179 million at December 31, 2014 and 2013, respectively. The latter category consists of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.52% and 2.59% at December 31, 2014 and 2013, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2014      2013      2012
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,795  $  4,086  $  3,893
Capitalizations..................................................      279       512       908
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (152)      219       (15)
 Other expenses..................................................     (699)     (287)     (513)
                                                                  --------  --------  --------
   Total amortization............................................     (851)      (68)     (528)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (61)       83       (28)
Disposition and other (1), (2)...................................       --       182      (159)
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,162     4,795     4,086
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      896       718     1,072
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).       (1)        5        --
 Other expenses..................................................     (138)     (142)     (206)
                                                                  --------  --------  --------
   Total amortization............................................     (139)     (137)     (206)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (29)      315      (148)
                                                                  --------  --------  --------
Balance at December 31,..........................................      728       896       718
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,890  $  5,691  $  4,804
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 4 for information on the disposition of a subsidiary.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2014     2013
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,824 $  5,659
                  Corporate Benefit Funding.        5        6
                  Corporate & Other.........       61       26
                                             -------- --------
                   Total.................... $  4,890 $  5,691
                                             ======== ========

  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2014     2013    2012
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  619   $  633  $  656
         Capitalization.......................      4        6      22
         Amortization.........................    (73)     (20)    (45)
         Unrealized investment gains (losses).    (28)      --      --
                                               ------   ------  ------
         Balance at December 31,.............. $  522   $  619  $  633
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  159   $  175  $  190
         Amortization.........................    (17)     (16)    (15)
                                               ------   ------  ------
         Balance at December 31,.............. $  142   $  159  $  175
                                               ======   ======  ======
         Accumulated amortization............. $   98   $   81  $   65
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2015.......................... $          158 $          17
          2016.......................... $          130 $          15
          2017.......................... $          105 $          14
          2018.......................... $           87 $          13
          2019.......................... $           69 $          12

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both foreign affiliates and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion and $2.1 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $7.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.8 billion, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2014      2013      2012
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,226  $  1,590  $  2,075
Reinsurance assumed...........................................       94        73       962
Reinsurance ceded.............................................   (1,168)     (974)     (822)
                                                               --------  --------  --------
   Net premiums............................................... $  1,152  $    689  $  2,215
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,610  $  3,492  $  3,210
Reinsurance assumed...........................................      398       398       390
Reinsurance ceded.............................................     (815)     (760)     (586)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  3,193  $  3,130  $  3,014
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    259  $    284  $    256
Reinsurance assumed...........................................       28         1        23
Reinsurance ceded.............................................      252       325       347
                                                               --------  --------  --------
   Net other revenues......................................... $    539  $    610  $    626
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,797  $  4,693  $  4,756
Reinsurance assumed...........................................      263       149     1,180
Reinsurance ceded.............................................   (2,296)   (1,695)   (1,615)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,764  $  3,147  $  4,321
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,125  $  1,202  $  1,303
Reinsurance assumed...........................................       76        91        87
Reinsurance ceded.............................................     (139)     (125)     (109)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,062  $  1,168  $  1,281
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,524  $  1,861  $  2,428
Reinsurance assumed...........................................      106        19        88
Reinsurance ceded.............................................      124        57       120
                                                               --------  --------  --------
   Net other expenses......................................... $  2,754  $  1,937  $  2,636
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2014                             2013
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   516  $   57 $20,986  $21,559 $   471  $  177 $18,905  $19,553
Deferred policy acquisition costs and
 value of business acquired...........   5,367     246    (723)   4,890   6,013     294    (616)   5,691
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 5,883  $  303 $20,263  $26,449 $ 6,484  $  471 $18,289  $25,244
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $27,242  $1,237 $    --  $28,479 $28,407  $2,196 $    --  $30,603
Policyholder account balances.........  34,659     827      --   35,486  36,201   1,188      --   37,389
Other policy-related balances.........     866   1,691     763    3,320     815   2,504     811    4,130
Other liabilities.....................   2,469      63   5,412    7,944   3,992     173   4,143    8,308
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $65,236  $3,818 $ 6,175  $75,229 $69,415  $6,061 $ 4,954  $80,430
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.2 billion and $5.8 billion at December 31, 2014 and 2013, respectively. The deposit liabilities on reinsurance were $1 million at both December 31, 2014 and 2013.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD") and Delaware American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2014     2013     2012
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
Reinsurance assumed........................................... $    55  $    28  $   912
Reinsurance ceded.............................................    (830)    (638)    (477)
                                                               -------  -------  -------
   Net premiums............................................... $  (775) $  (610) $   435
                                                               =======  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $   291  $   259  $   235
Reinsurance ceded.............................................    (361)    (344)    (227)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $   (70) $   (85) $     8
                                                               =======  =======  =======
Other revenues
Reinsurance assumed........................................... $    28  $     1  $    23
Reinsurance ceded.............................................     252      325      347
                                                               -------  -------  -------
   Net other revenues......................................... $   280  $   326  $   370
                                                               =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $   229  $   137  $ 1,064
Reinsurance ceded.............................................    (942)    (673)    (581)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (713) $  (536) $   483
                                                               =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $    76  $    91  $    87
Reinsurance ceded.............................................    (139)    (125)    (109)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (63) $   (34) $   (22)
                                                               =======  =======  =======
Other expenses
Reinsurance assumed........................................... $    92  $    33  $    45
Reinsurance ceded.............................................     156       94      159
                                                               -------  -------  -------
   Net other expenses......................................... $   248  $   127  $   204
                                                               =======  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -----------------------------------
                                                               2014               2013
                                                         ----------------  -----------------
                                                         Assumed   Ceded    Assumed   Ceded
                                                         -------- -------  --------  -------
                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables............. $     45 $12,718  $    143  $11,105
Deferred policy acquisition costs and value of business
  acquired..............................................      164    (707)      203     (600)
                                                         -------- -------  --------  -------
 Total assets........................................... $    209 $12,011  $    346  $10,505
                                                         ======== =======  ========  =======
Liabilities
Future policy benefits.................................. $    593 $    --  $  1,480  $    --
Policyholder account balances...........................      827      --       (74)      --
Other policy-related balances...........................    1,689     763     2,496      811
Other liabilities.......................................       16   5,109       116    3,850
                                                         -------- -------  --------  -------
 Total liabilities...................................... $  3,125 $ 5,872  $  4,018  $ 4,661
                                                         ======== =======  ========  =======

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MetLife Europe. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits of $454 million and $649 million, other reinsurance liabilities of $2 million and $17 million, and other reinsurance payables, included in other liabilities, were $29 million and $44 million at December 31, 2014 and 2013, respectively. The Company's consolidated statement of operations reflects a loss for this agreement of $3 million, $9 million and $4 million, which includes premiums of less than $1 million, less than $1 million and $881 million and policyholder benefits of $3 million, $9 million and $885 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In October 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by the Company and was amended in 2013 to include certain term and universal life policies issued by the Company through December 31, 2013. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $675 million and $917 million at December 31, 2014 and 2013, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $564 million and $798 million at December 31, 2014 and 2013, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to this cession is included within other liabilities and was $59 million and ($14) million at December 31, 2014 and 2013, respectively. The Company's consolidated statements of operations reflect a loss for this agreement of $162 million, $50 million and $37 million for the years ended December 31, 2014, 2013 and 2012, respectively. The loss related to this agreement includes net derivative gains (losses) associated with the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

embedded derivatives of ($73) million, $20 million and ($6) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within PABs and were liabilities of $827 million and ($74) million at December 31, 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012, net derivative gains (losses) included ($541) million, $2.1 billion and ($12) million, respectively, in changes in fair value of such embedded derivatives.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $323 million and $48 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($275) million, $498 million and ($107) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  On December 31, 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $54 million at December 31, 2014. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $118 million at December 31, 2014. The Company's consolidated statement of operations reflects a loss for this agreement of less than $1 million for the year ended December 31, 2014.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . Effective January 1, 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

    $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.2 billion and $5.7 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $6.0 billion and $5.7 billion at December 31, 2014 and 2013, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2014 and 2013.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                         December 31, 2014                            December 31, 2013
                           --------------------------------------------- --------------------------------------------
                                         Gross Unrealized                             Gross Unrealized
                            Cost or  -----------------------              Cost or  -----------------------
                           Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI  Estimated
                             Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses Fair Value
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
                                                                 (In millions)
Fixed maturity securities
U.S. corporate............   $15,286 $1,635     $ 119    $--     $16,802   $16,860 $1,196     $ 218    $--    $17,838
U.S. Treasury and
 agency...................    14,147  1,686         7     --      15,826     8,760    337       246     --      8,851
RMBS......................     5,858    291        33     35       6,081     4,960    214        66     45      5,063
Foreign corporate.........     5,162    310        58     --       5,414     8,868    500        89     --      9,279
State and political
 subdivision..............     2,180    413         1     --       2,592     2,278    148        63     --      2,363
CMBS (1)..................     1,637     45         4     (1)      1,679     1,975     71        13     --      2,033
ABS.......................     1,546     26        10     --       1,562     2,211     36        12     --      2,235
Foreign government........       607    136         2     --         741     1,076    105        19     --      1,162
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total fixed maturity
  securities..............   $46,423 $4,542     $ 234    $34     $50,697   $46,988 $2,607     $ 726    $45    $48,824
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========
Equity securities
Common stock..............   $   176 $   60     $   3    $--     $   233   $   187 $   41     $   1    $--    $   227
Non-redeemable preferred
 stock....................       224      9         7     --         226       256      9        29     --        236
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total equity securities..   $   400 $   69     $  10    $--     $   459   $   443 $   50     $  30    $--    $   463
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at December 31, 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $14 million and $30 million with unrealized gains (losses) of $4 million and $6 million at December 31, 2014 and 2013, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   3,200 $   3,223 $   3,420 $   3,454
Due after one year through five years......    11,658    12,009     9,662    10,097
Due after five years through ten years.....     7,592     8,011     8,308     8,877
Due after ten years........................    14,932    18,132    16,452    17,065
                                            --------- --------- --------- ---------
   Subtotal................................    37,382    41,375    37,842    39,493
Structured securities (RMBS, CMBS and ABS).     9,041     9,322     9,146     9,331
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  46,423 $  50,697 $  46,988 $  48,824
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2014                         December 31, 2013
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................  $  1,346     $   45  $    685     $   74 $   2,659     $  150  $    487     $   68
U.S. Treasury and agency......     4,067          5       163          2     4,023        246        --         --
RMBS..........................       684         26       530         42     1,097         40       491         71
Foreign corporate.............     1,031         49       133          9     1,762         79       143         10
State and political
 subdivision..................        11         --        24          1       645         45        64         18
CMBS..........................       124          1        78          2       279         13         7         --
ABS...........................       334          2       231          8       707          5       108          7
Foreign government............        27          1         9          1       264         18         2          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities..................  $  7,624     $  129  $  1,853     $  139 $  11,436     $  596  $  1,302     $  175
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Common stock..................  $     11     $    3  $     --     $   -- $       2     $    1  $      8     $   --
Non-redeemable preferred stock        28          1        44          6       105         21        51          8
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities......  $     39     $    4  $     44     $    6 $     107     $   22  $     59     $    8
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..       752                  333                1,247                  317
                               =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $503 million during the year ended December 31, 2014 from $771 million to $268 million. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, $38 million of the total $268 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 53%, were related to gross unrealized losses on seven investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $18 million, or 47%, were related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $20 million during the year ended December 31, 2014 from $30 million to $10 million. Of the $10 million, $4 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2014                   2013
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................      $  4,281   73.3%      $  5,115    63.9%
 Agricultural..................................         1,303    22.3         1,326     16.5
                                                ------------- ------- ------------- --------
   Subtotal....................................         5,584    95.6         6,441     80.4
 Valuation allowances..........................          (25)   (0.4)          (35)    (0.4)
                                                ------------- ------- ------------- --------
   Subtotal mortgage loans, net................         5,559    95.2         6,406     80.0
 Commercial mortgage loans held by CSEs -- FVO.           280     4.8         1,598     20.0
                                                ------------- ------- ------------- --------
     Total mortgage loans, net.................      $  5,839  100.0%      $  8,004   100.0%
                                                ============= ======= ============= ========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                           Evaluated Individually for Credit Losses                        Evaluated Collectively for Credit Losses
              ---------------------------------------------------------------------------- ----------------------------------------
                                                        Impaired Loans without a Valuation
              Impaired Loans with a Valuation Allowance          Allowance
              ----------------------------------------- ----------------------------------

              Unpaid Principal   Recorded   Valuation   Unpaid Principal      Recorded      Recorded            Valuation
                  Balance       Investment  Allowances      Balance          Investment    Investment           Allowances
December 31,  ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
                                                             (In millions)
2014
Commercial...           $   --      $   --       $  --            $   --         $   --     $   4,281               $   21
Agricultural.                4           3          --                --             --         1,300                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $    4      $    3       $  --            $   --         $   --     $   5,581               $   25
              ================  ==========  ==========  ================     ==========    ==========           ==========
2013
Commercial...           $   22      $   22       $   7            $   52         $   50     $   5,043               $   24
Agricultural.                4           4          --                --             --         1,322                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $   26      $   26       $   7            $   52         $   50     $   6,365               $   28
              ================  ==========  ==========  ================     ==========    ==========           ==========

                Impaired Loans
              -------------------



                        Average
              Carrying  Recorded
               Value   Investment
December 31,  -------- ----------

2014
Commercial...   $   --     $   43
Agricultural.        3          3
              -------- ----------
Total........   $    3     $   46
              ======== ==========
2013
Commercial...   $   65     $   73
Agricultural.        4          2
              -------- ----------
Total........   $   69     $   75
              ======== ==========

   The average recorded investment for commercial and agricultural mortgage loans was $67 million and $0, respectively, for the year ended December 31, 2012.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural   Total
                                       ---------- ------------- -------
                                                  (In millions)
         Balance at January 1, 2012...    $    60        $    3 $    63
         Provision (release)..........       (26)            --    (26)
                                       ---------- ------------- -------
         Balance at December 31, 2012.         34             3      37
         Provision (release)..........        (3)             1     (2)
                                       ---------- ------------- -------
         Balance at December 31, 2013.         31             4      35
         Provision (release)..........       (10)            --    (10)
                                       ---------- ------------- -------
         Balance at December 31, 2014.    $    21        $    4 $    25
                                       ========== ============= =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios                    Estimated
                       ------------------------------          % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%............      113        14          --      127    3.0        134       2.9
76% to 80%............        9        --          --        9    0.2         10       0.2
Greater than 80%......       45        26          14       85    2.0         83       1.8
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                       ======== ============= ======= ======== ====== ============= ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  3,946    $  135     $   122 $  4,203  82.2%   $  4,452     83.0%
65% to 75%............      720        --          37      757   14.8        766      14.3
76% to 80%............       80        12          --       92    1.8         93       1.7
Greater than 80%......       37        26          --       63    1.2         53       1.0
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  4,783    $  173     $   159 $  5,115 100.0%   $  5,364    100.0%
                       ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2014                   2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,239       95.1%   $  1,256       94.7%
      65% to 75%............         64         4.9         70         5.3
                             ------------- -------- ------------- --------
       Total................   $  1,303      100.0%   $  1,326      100.0%
                             ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at December 31, 2014. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in nonaccrual status with a recorded investment of $22 million at December 31, 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, tax credit and renewable energy partnerships, operating joint ventures, leveraged leases and loans to affiliates (see " -- Related Party Investment Transactions).

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2014      2013
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (34)      (35)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      72 $      71
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 18 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all rental receivables were performing.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The deferred income tax liability related to leveraged leases was $71 million and $63 million at December 31, 2014 and 2013, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $681 million and $527 million at December 31, 2014 and 2013, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                         Years Ended December 31,
                                                                        --------------------------
                                                                          2014     2013     2012
                                                                        -------- -------- --------
                                                                              (In millions)
Fixed maturity securities.............................................. $  4,311 $  1,884 $  5,232
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (34)     (45)     (70)
                                                                        -------- -------- --------
 Total fixed maturity securities.......................................    4,277    1,839    5,162
Equity securities......................................................       69       13        9
Derivatives............................................................      282       38      244
Short-term investments.................................................       --       --      (2)
Other..................................................................        9     (71)     (18)
                                                                        -------- -------- --------
 Subtotal..............................................................    4,637    1,819    5,395
                                                                        -------- -------- --------
Amounts allocated from:
 Future policy benefits................................................    (503)       --    (740)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (2)       --        5
 DAC, VOBA and DSI.....................................................    (403)    (287)    (690)
                                                                        -------- -------- --------
   Subtotal............................................................    (908)    (287)  (1,425)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       12       15       22
Deferred income tax benefit (expense)..................................  (1,308)    (606)  (1,423)
                                                                        -------- -------- --------
 Net unrealized investment gains (losses).............................. $  2,433 $    941 $  2,569
                                                                        ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                             2014          2013
                                                         ------------- -------------
                                                                (In millions)
Balance at January 1,................................... $        (45) $        (70)
Noncredit OTTI losses and subsequent changes recognized.             6            11
Securities sold with previous noncredit OTTI loss.......             9            23
Subsequent changes in estimated fair value..............           (4)           (9)
                                                         ------------- -------------
Balance at December 31,................................. $        (34) $        (45)
                                                         ============= =============

  The changes in net unrealized investment gains (losses) were as follows:

                                                                        Years Ended December 31,
                                                                    --------------------------------
                                                                       2014       2013       2012
                                                                    ---------- ---------- ----------
                                                                             (In millions)
Balance at January 1,.............................................. $      941 $    2,569 $    1,971
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         11         25         65
Unrealized investment gains (losses) during the year...............      2,807    (3,601)      1,460
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................      (503)        740      (405)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (2)        (5)        (6)
 DAC, VOBA and DSI.................................................      (116)        403      (170)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (3)        (7)       (21)
 Deferred income tax benefit (expense).............................      (702)        817      (325)
                                                                    ---------- ---------- ----------
Balance at December 31,............................................ $    2,433 $      941 $    2,569
                                                                    ========== ========== ==========
 Change in net unrealized investment gains (losses)................ $    1,492 $  (1,628) $      598
                                                                    ========== ========== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2014       2013
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,748 $    6,180
  Estimated fair value.................................. $    6,703 $    6,226
 Cash collateral on deposit from counterparties (2)..... $    6,781 $    6,389
 Security collateral on deposit from counterparties (3). $       60 $       --
 Reinvestment portfolio -- estimated fair value......... $    6,846 $    6,392

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2014       2013
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,334 $       63
Invested assets held in trust (reinsurance agreements) (2)..................        936      2,754
Invested assets pledged as collateral (3)...................................      3,174      3,431
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   11,444 $    6,248
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2014       2013
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      653 $      667
     Carrying value (2)............................. $      504 $      508

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      102   $      260
  Cash flows expected to be collected (1).............. $       78   $      198
  Fair value of investments acquired................... $       54   $      138

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      315   $      309
   Investments purchased...............................         24           60
   Accretion recognized in earnings....................       (25)         (24)
   Disposals...........................................       (13)          (8)
   Reclassification (to) from nonaccretable difference.       (50)         (22)
                                                         ----------  ----------
   Accretable yield, December 31,...................... $      251   $      315
                                                         ==========  ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.9 billion at December 31, 2014. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $777 million at December 31, 2014. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for the three most recent annual periods: 2014, 2013 and 2012. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $264.7 billion and $217.3 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $23.2 billion and $16.3 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $25.1 billion, $20.9 billion and $13.1 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2014     2013
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    280 $  1,598
          Accrued investment income..................        2        9
                                                      -------- --------
            Total assets............................. $    282 $  1,607
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $    139 $  1,461
          Other liabilities..........................        1        7
                                                      -------- --------
            Total liabilities........................ $    140 $  1,468
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $123 million and $120 million at estimated fair value at December 31, 2014 and 2013, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $36 million, $122 million and $163 million for the years ended December 31, 2014, 2013 and 2012, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2014                  2013
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $   9,322  $   9,322  $   9,331  $   9,331
 U.S. and foreign corporate.....................       526        526        494        494
Other limited partnership interests.............     1,774      2,162      1,670      2,096
Real estate joint ventures......................        47         51         41         45
Other invested assets...........................        37         47          9         44
Equity securities AFS:
 Non-redeemable preferred stock.................        19         19         18         18
                                                 ---------  ---------  ---------  ---------
   Total........................................ $  11,725  $  12,127  $  11,563  $  12,028
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million and $0 at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2014     2013    2012
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $1,954   $2,235  $2,245
  Equity securities.......................................     17       13      11
  Mortgage loans..........................................    337      360     372
  Policy loans............................................     59       57      61
  Real estate and real estate joint ventures..............     80       56      83
  Other limited partnership interests.....................    266      270     168
  Cash, cash equivalents and short-term investments.......      5        7      11
  Operating joint ventures................................      2      (5)     (2)
  Other...................................................      3      (2)     (6)
                                                            ------  ------  ------
    Subtotal..............................................  2,723    2,991   2,943
  Less: Investment expenses...............................    103      124     117
                                                            ------  ------  ------
    Subtotal, net.........................................  2,620    2,867   2,826
                                                            ------  ------  ------
 FVO securities (1).......................................     --       --      62
 FVO CSEs -- interest income -- commercial mortgage loans.     49      132     172
                                                            ------  ------  ------
    Subtotal..............................................     49      132     234
                                                            ------  ------  ------
      Net investment income............................... $2,669   $2,999  $3,060
                                                            ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the year included in net investment income for the year ended December 31, 2012.

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                          2014     2013     2012
                                                                         ------    -----    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation..................................................... $  (2)    $ (3)    $(16)
     Consumer...........................................................    (2)       --       --
     Finance............................................................     --      (3)      (8)
     Utility............................................................     --       --      (4)
     Communications.....................................................     --       --      (2)
     Industrial.........................................................     --       --      (1)
                                                                         ------    -----    -----
       Total U.S. and foreign corporate securities......................    (4)      (6)     (31)
   RMBS.................................................................    (8)     (14)     (20)
                                                                         ------    -----    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................   (12)     (20)     (51)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     26       61      144
                                                                         ------    -----    -----
   Total gains (losses) on fixed maturity securities                         14       41       93
                                                                         ------    -----    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock.......................................    (8)      (3)       --
   Common stock.........................................................    (7)      (2)      (9)
                                                                         ------    -----    -----
       OTTI losses on equity securities recognized in earnings..........   (15)      (5)      (9)
 Equity securities -- net gains (losses) on sales and disposals.........     14       10        9
                                                                         ------    -----    -----
   Total gains (losses) on equity securities                                (1)        5       --
                                                                         ------    -----    -----
 Mortgage loans.........................................................     17        5       26
 Real estate and real estate joint ventures.............................    (4)        2      (3)
 Other limited partnership interests....................................    (9)      (6)      (2)
 Other investment portfolio gains (losses)..............................     43      (2)     (12)
                                                                         ------    -----    -----
     Subtotal -- investment portfolio gains (losses)                         60       45      102
                                                                         ------    -----    -----
FVO CSEs:
   Commercial mortgage loans............................................   (13)     (56)        7
   Long-term debt -- related to commercial mortgage loans...............     19       88       27
Non-investment portfolio gains (losses) (1).............................  (535)     (50)       54
                                                                         ------    -----    -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)        (529)     (18)       88
                                                                         ------    -----    -----
       Total net investment gains (losses).............................. $(469)    $  27    $ 190
                                                                         ======    =====    =====

--------

(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $66 million, ($59) million and $39 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                            Years Ended December 31,
                                -------------------------------------------------
                                  2014     2013    2012    2014    2013    2012
                                -------- -------- ------- ------- ------- -------
                                Fixed Maturity Securities    Equity Securities
                                ------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 14,649 $ 11,719 $ 7,300 $    57 $    75 $    48
                                ======== ======== ======= ======= ======= =======
Gross investment gains......... $     84 $    194 $   189 $    15 $    18 $     9
Gross investment losses........     (58)    (133)    (45)     (1)     (8)      --
OTTI losses (1)................     (12)     (20)    (51)    (15)     (5)     (9)
                                -------- -------- ------- ------- ------- -------
 Net investment gains (losses). $     14 $     41 $    93 $   (1) $     5 $    --
                                ======== ======== ======= ======= ======= =======

--------

(1)OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $3 million and $8 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and, (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2014          2013
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          59 $          61
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired.................................................            --             1
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired.................................................             7            12
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................           (9)          (15)
                                                                        ------------- -------------
Balance at December 31,................................................ $          57 $          59
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      Years Ended December 31,
                                                                     ---------------------------
                                                                        2014      2013    2012
                                                                     ---------- -------- -------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    1,441 $    874 $    --
Amortized cost of invested assets transferred to affiliates......... $    1,362 $    827 $    --
Net investment gains (losses) recognized on transfers............... $       79 $     47 $    --
Estimated fair value of invested assets transferred from affiliates. $      132 $    834 $   857

    Prior to the Mergers, certain related party investment transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In July 2014, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). The affiliated loans had an unpaid principal balance of $350 million and $125 million and were due on July 15, 2021 and December 16, 2021, respectively, and bore interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $13 million, $28 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 . In 2013, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $242 million and $364 million at December 31, 2014 and 2013, respectively. A loan with a carrying value of $110 million, at both December 31, 2014 and 2013, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $132 million and $134 million at December 31, 2014 and 2013, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. In November 2014, two mortgage loans with a total carrying value of $120 million were paid off early. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $34 million, $16 million and $17 million for the years ended December 31, 2014, 2013 and 2012, respectively. Included in net investment income for the year ended December 31, 2014, is $16 million in mortgage loan prepayment income from the two early loan payoffs described above.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $62 million, $76 million, and $78 million for years ended December 31, 2014, 2013 and 2012, respectively. The Company also had affiliated net investment income of less than $1 million, $1 million, and less than $1 million for the years ended December 31, 2014, 2013, and 2012, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2014                            2013
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      379 $     33  $      2   $      446 $      5  $     10
  Foreign currency swaps.. Foreign currency exchange rate...         --       --        --          122       --        13
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................           379       33         2          568        5        23
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        369       81        --          537        6        32
  Interest rate forwards.. Interest rate....................        155       45        --          245        3         3
  Foreign currency swaps.. Foreign currency exchange rate...        728       56         9          574       26        38
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,252      182         9        1,356       35        73
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,631      215        11        1,924       40        96
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Interest rate swaps....... Interest rate....................     25,919    1,709       601       46,224    1,933     1,026
Interest rate floors...... Interest rate....................     16,404       83        69       19,644      112       103
Interest rate caps........ Interest rate....................      7,901       11        --        9,651       36        --
Interest rate futures..... Interest rate....................        325        1        --        5,905        9         9
Interest rate options..... Interest rate....................     29,870      446        16       17,690      131       236
Foreign currency swaps.... Foreign currency exchange rate...        672       59         4          920       53        46
Foreign currency forwards. Foreign currency exchange rate...         48        3        --        2,380        1       172
Currency futures.......... Foreign currency exchange rate...         --       --        --          365        1         1
Credit default
 swaps -- purchased....... Credit...........................         45       --         1          166       --         1
Credit default
 swaps -- written......... Credit...........................      1,924       29         1        2,263       38        --
Equity futures............ Equity market....................      3,086       34        --        5,105        1        43
Equity index options...... Equity market....................     27,212      854       613       35,011    1,329     1,047
Equity variance swaps..... Equity market....................     15,433      120       435       21,187      174       564
TRRs...................... Equity market....................      2,332       12        67        3,802       --       179
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or non-qualifying derivatives....       131,171    3,361     1,807      170,313    3,818     3,427
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  132,802 $  3,576  $  1,818   $  172,237 $  3,858  $  3,523
                                                             ========== ========  ========   ========== ========  ========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 --------------------------
                                                   2014     2013     2012
                                                 -------- -------- --------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $    868 $(5,826) $(2,851)
     Embedded derivatives.......................  (1,049)    6,267      506
                                                 -------- -------- --------
      Total net derivative gains (losses)....... $  (181) $    441 $(2,345)
                                                 ======== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                         Years Ended December 31,
                                                         ------------------------
                                                         2014    2013     2012
                                                         ----   ------   ------
                                                           (In millions)
    Qualifying hedges:
     Net investment income.............................. $  4   $    2   $    2
     Interest credited to policyholder account balances.  (1)        2       18
    Non-qualifying hedges:
     Net derivative gains (losses)......................  273    (157)      172
     Policyholder benefits and claims...................   32    (292)    (120)
                                                         ----   ------   ------
       Total............................................ $308   $(445)   $   72
                                                         ====   ======   ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============
Year Ended December 31, 2012
 Interest rate derivatives..................       $  (208)       $ --       $   --
 Foreign currency exchange rate derivatives.          (290)         --           --
 Credit derivatives -- purchased............           (12)         --           --
 Credit derivatives -- written..............             42         --           --
 Equity derivatives.........................        (2,530)        (4)        (419)
                                             -------------- ---------- ------------
   Total....................................       $(2,998)       $(4)       $(419)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities....    $          1  $         (1)  $           --
                           Policyholder liabilities (1).              32           (31)               1
Foreign currency swaps:    Foreign-denominated PABs (2).              --             --              --
                                                            ------------  -------------  --------------
  Total...............................................      $         33  $        (32)  $            1
                                                            ============  =============  ==============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities....    $          7  $         (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                            ------------  -------------  --------------
  Total...............................................      $       (21)  $          17  $          (4)
                                                            ============  =============  ==============
Year Ended December 31, 2012
Interest rate swaps:       Fixed maturity securities....    $        (3)  $           1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                            ------------  -------------  --------------
  Total...............................................      $       (42)  $          29  $         (13)
                                                            ============  =============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were not significant for both years ended December 31, 2014 and 2013 and $0 for the year ended December 31, 2012.

  At December 31, 2014 and 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2014 and 2013, the balance in AOCI associated with cash flow hedges was $282 million and $38 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
                          -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2014
Interest rate swaps......   $            131    $         1    $          1  $                    --
Interest rate forwards...                 55              1               1                       --
Foreign currency swaps...                 56            (6)              --                       --
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $            242    $       (4)    $          2  $                    --
                            ================    ===========    ============  =======================
Year Ended December 31, 2013
Interest rate swaps......   $          (120)    $        --    $          1  $                    --
Interest rate forwards...               (57)              9               1                       --
Foreign currency swaps...               (17)             --              --                        1
Credit forwards..........                (1)             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $          (195)    $         9    $          2  $                     1
                            ================    ===========    ============  =======================
Year Ended December 31, 2012
Interest rate swaps......   $             21    $        --    $         --  $                     1
Interest rate forwards...                  1              1               1                       --
Foreign currency swaps...               (16)              1              --                      (1)
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $              6    $         2    $          1  $                    --
                            ================    ===========    ============  =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $13 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.3 billion at December 31, 2014 and 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2014 and 2013, the Company would have received $28 million and $38 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2014                                     2013
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A.....................
Single name credit default
  swaps (corporate).......... $       2   $         155            2.1 $       2   $          115           2.7
Credit default swaps
  referencing indices........         1             134            1.3         6              650           1.1
                              ---------   -------------                ---------   --------------
 Subtotal....................         3             289            1.7         8              765           1.3
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         5             454            2.3         8              446           3.0
Credit default swaps
  referencing indices........        18           1,145            5.0        19            1,016           4.9
                              ---------   -------------                ---------   --------------
 Subtotal....................        23           1,599            4.2        27            1,462           4.3
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      28   $       1,924            3.8 $      38   $        2,263           3.3
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                   December 31, 2014    December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,554  $  1,767   $  3,905  $  3,476
  OTC-cleared (1)................................................       75        73         50        10
  Exchange-traded................................................       35        --         11        53
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,664     1,840      3,966     3,539
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,664     1,840      3,966     3,539
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,592)   (1,592)    (2,544)   (2,544)
  OTC-cleared....................................................     (54)      (54)        (8)       (8)
  Exchange-traded................................................       --        --        (5)       (5)
 Cash collateral: (3), (4)
  OTC-bilateral..................................................    (753)        --      (396)        --
  OTC-cleared....................................................     (21)      (18)       (40)       (2)
  Exchange-traded................................................       --        --         --      (44)
 Securities collateral: (5)
  OTC-bilateral..................................................  (1,152)     (175)      (934)     (833)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --       (3)
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     92  $      1   $     39  $    100
                                                                  ========  ========   ========  ========

--------

(1)At December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $88 million and $108 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $22 million and $16 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $121 million and $0 at December 31, 2014 and 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $33 million (all of which is off-balance sheet cash collateral held in separate custodial accounts) and $54 million, respectively, and provided excess cash collateral of $30 million and $204 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $122 million and $131 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $17 million and $1 million, respectively, for its OTC-bilateral derivatives, $37 million and $30 million, respectively, for its OTC-cleared derivatives and $165 million and $81 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided Fair Value of Incremental Collateral Provided Upon
                                          ------------------- --------------------------------------------------
                                                                                    Downgrade in the Company's
                                                                                    Financial Strength Rating
                                                                  One Notch              to a Level that
                         Estimated                               Downgrade in        Triggers Full Overnight
                       Fair Value of                            the Company's          Collateralization or
                     Derivatives in Net     Fixed Maturity    Financial Strength          Termination of
                   Liability Position (1)     Securities            Rating           the Derivative Position
                   ---------------------- ------------------- ------------------    --------------------------
                                                        (In millions)
December 31, 2014          $          175      $          192      $          --            $               --
December 31, 2013          $          932      $          834      $          21            $               24

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                    December 31,
                                                                  -----------------
                                        Balance Sheet Location     2014     2013
                                       -------------------------- ------- ---------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $   217 $     123
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....      53        24
  Options embedded in debt or equity
   securities......................... Investments...............    (48)      (30)
                                                                  ------- ---------
   Net embedded derivatives within asset host contracts.......    $   222 $     117
                                                                  ======= =========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $ (609) $ (1,369)
  Assumed guaranteed minimum benefits. PABs......................     827     1,188
  Funds withheld on ceded reinsurance. Other liabilities.........     382        34
  Other............................... PABs......................      17         6
                                                                  ------- ---------
   Net embedded derivatives within liability host contracts...    $   617 $   (141)
                                                                  ======= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                           ---------------------------------
                                              2014        2013       2012
                                           ----------- ---------- ----------
                                                     (In millions)
    Net derivative gains (losses) (1) (2). $   (1,049) $    6,267 $      506
    Policyholder benefits and claims...... $        87 $    (139) $       71

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $73 million, ($1.0) billion and ($1.7) billion for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2014
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,447 $  1,355      $   16,802
  U.S. Treasury and agency...................................    10,226      5,600       --          15,826
  RMBS.......................................................        --      5,365      716           6,081
  Foreign corporate..........................................        --      4,704      710           5,414
  State and political subdivision............................        --      2,592       --           2,592
  CMBS.......................................................        --      1,531      148           1,679
  ABS........................................................        --      1,381      181           1,562
  Foreign government.........................................        --        741       --             741
                                                              --------- ---------- --------      ----------
   Total fixed maturity securities...........................    10,226     37,361    3,110          50,697
                                                              --------- ---------- --------      ----------
Equity securities:
  Common stock...............................................       105         99       29             233
  Non-redeemable preferred stock.............................        --        155       71             226
                                                              --------- ---------- --------      ----------
   Total equity securities...................................       105        254      100             459
                                                              --------- ---------- --------      ----------
Short-term investments (1)...................................       253        812       71           1,136
Mortgage loans held by CSEs -- FVO...........................        --        280       --             280
Other invested assets:
  FVO securities.............................................        --         --       --              --
  Derivative assets: (2)
   Interest rate.............................................         1      2,363       45           2,409
   Foreign currency exchange rate............................        --        118       --             118
   Credit....................................................        --         28        1              29
   Equity market.............................................        34        770      216           1,020
                                                              --------- ---------- --------      ----------
     Total derivative assets.................................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
      Total other invested assets............................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
Net embedded derivatives within asset host contracts (3).....        --         --      270             270
Separate account assets (4)..................................       249    108,454      158         108,861
                                                              --------- ---------- --------      ----------
      Total assets........................................... $  10,868 $  150,440 $  3,971      $  165,279
                                                              ========= ========== ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      688 $     --      $      688
  Foreign currency exchange rate.............................        --         13       --              13
  Credit.....................................................        --          2       --               2
  Equity market..............................................        --        657      458           1,115
                                                              --------- ---------- --------      ----------
   Total derivative liabilities..............................        --      1,360      458           1,818
                                                              --------- ---------- --------      ----------
Net embedded derivatives within liability host contracts (3).        --         --      617             617
Long-term debt of CSEs -- FVO................................        --        139       --             139
                                                              --------- ---------- --------      ----------
      Total liabilities...................................... $      -- $    1,499 $  1,075      $    2,574
                                                              ========= ========== ========      ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                                           December 31, 2013
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                          (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   16,568 $  1,270     $    17,838
  U.S. Treasury and agency...................................    4,872      3,979       --           8,851
  RMBS.......................................................       --      4,613      450           5,063
  Foreign corporate..........................................       --      8,500      779           9,279
  State and political subdivision............................       --      2,363       --           2,363
  CMBS.......................................................       --      1,904      129           2,033
  ABS........................................................       --      1,809      426           2,235
  Foreign government.........................................       --      1,162       --           1,162
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    4,872     40,898    3,054          48,824
                                                              -------- ---------- --------     -----------
Equity securities:
  Common stock...............................................       86        110       31             227
  Non-redeemable preferred stock.............................       --        136      100             236
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       86        246      131             463
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    3,036      1,833       --           4,869
Mortgage loans held by CSEs -- FVO...........................       --      1,598       --           1,598
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       10      2,202       23           2,235
    Foreign currency exchange rate...........................        1         80       --              81
    Credit...................................................       --         32        6              38
    Equity market............................................        1      1,223      280           1,504
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       12      3,537      309           3,858
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       12      3,546      309           3,867
                                                              -------- ---------- --------     -----------
Net embedded derivatives within asset host contracts (3).....       --         --      147             147
Separate account assets (4)..................................      259    109,402      153         109,814
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  8,265 $  157,523 $  3,794     $   169,582
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      9 $    1,398 $     12     $     1,419
  Foreign currency exchange rate.............................        1        269       --             270
  Credit.....................................................       --          1       --               1
  Equity market..............................................       43      1,201      589           1,833
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       53      2,869      601           3,523
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    (141)           (141)
Long-term debt of CSEs -- FVO................................       --      1,461       --           1,461
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     53 $    4,330 $    460     $     4,843
                                                              ======== ========== ========     ===========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($48) million and ($30) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company USA's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 16% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                            Level 2                                                         Level 3
                                  Observable Inputs                                              Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
------------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and foreign corporate securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market
             approaches.                                                    approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . illiquidity premium
            . benchmark yields                                             . delta spread adjustments to reflect specific
            . spreads off benchmark yields                                   credit-related issues
            . new issuances                                                . credit spreads
            . issuer rating                                                . quoted prices in markets that are not active for
            . duration                                                       identical or similar securities that are less liquid
            . trades of identical or comparable securities                   and based on lower levels of trading activity than
            . Privately-placed securities are valued using the               securities classified in Level 2
              additional key inputs:                                       . independent non-binding broker quotations
             . market yield curve
             . call provisions
             . observable prices and spreads for similar publicly
               traded or privately traded securities that incorporate
               the credit quality and industry sector of the issuer
             . delta spread adjustments to reflect specific credit-
               related issues

------------------------------------------------------------------------------------------------------------------------------------
 Foreign government, U.S. Treasury and agency and state and political subdivision securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.         Valuation Techniques: Principally the market approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields                . quoted prices in markets that are not active for
            . the spread off the U.S. Treasury yield curve for the           identical or similar securities that are less
              identical security                                             liquid land based on ower levels of trading activity
            . issuer ratings and issuer spreads                              cthan securities lassified in Level 2
            . broker-dealer quotes                                         . credit spreads
            . comparable securities that are actively traded
            . reported trades of similar securities, including those that are actively traded, and those within the same sub-
              sector or with a similar maturity or credit rating
------------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised of RMBS, CMBS and ABS
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market and income
             approaches.                                                    approaches.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . credit spreads
            . spreads for actively traded securities                       . quoted prices in markets that are not active for
            . spreads off benchmark yields                                   identical or similar securities that are less liquid
            . expected prepayment speeds and volumes                         and based on lower levels of trading activity than
            . current and forecasted loss severity                           securities classified in Level 2
            . ratings                                                      . independent non-binding broker quotations
            . weighted average coupon and weighted average maturity
            . average delinquency rates
            . geographic region
            . debt-service coverage ratios
            . issuance-specific information, including, but not
              limited to:
             . collateral type
             . payment terms of the underlying assets
             . payment priority within the tranche
             . structure of the security
             . deal performance
             . vintage of loans

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Instrument                           Level 2                                                        Level 3
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
 Common and non-redeemable preferred stock
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market                Valuation Techniques: Principally the market and income
             approach.                                                   approaches.
            Key Input:                                                  Key Inputs:
            . quoted prices in markets that are not considered active   . credit ratings
                                                                        . issuance structures
                                                                        . quoted prices in markets that are not active for
                                                                          identical or similar securities that are less liquid and
                                                                          based on lower levels of trading activity than
                                                                          securities classified in Level 2
                                                                        . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
FVO securities and Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
            . FVO securities and short-term investments are of a        . Short-term investments are of a similar nature and class
              similar nature and class to the fixed maturity and          to the fixed maturity and equity securities described
              equity securities described above; accordingly, the         above; accordingly, the valuation techniques and
              valuation techniques and observable inputs used in          unobservable inputs used in their valuation are also
              their valuation are also similar to those described         similar to those described above.
              above.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.      N/A
            Key Input:
            . quoted securitization market price of the obligations of the CSEs determined principally by independent
              pricing services using observable inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
            Key Input:
            . quoted prices or reported NAV provided by the fund
              managers                                                  N/A
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
            N/A                                                         Valuation Techniques: Valued giving consideration to the
                                                                         underlying holdings of the partnerships and by applying a
                                                                         premium or discount, if appropriate.
                                                                        Key Inputs:
                                                                        . liquidity
                                                                        . bid/ask spreads
                                                                        . the performance record of the fund manager
                                                                        . other relevant variables that may impact the exit value
                                                                          of the particular partnership interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs:

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                                  Foreign Currency
             Instrument                    Interest Rate           Exchange Rate               Credit
---------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve      . swap yield curve      . swap yield curve
 by instrument type                    . basis curves          . basis curves          . credit curves
                                       . interest rate         . currency spot rates   . recovery rates
                                          volatility (1)       . cross currency basis
                                                                  curves
---------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)  N/A                     . swap yield curve (2)
                                       . basis curves (2)                              . credit curves (2)
                                                                                       . credit spreads
                                                                                       . repurchase rates
                                                                                       . independent non-
                                                                                          binding broker
                                                                                          quotations

             Instrument                       Equity market
-------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility
-------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance and within certain annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

   For assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2014
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) -     240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  -     750     418
                                Consensus pricing             Offered quotes (5)           78  -     103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)            1  -     117      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  -     108     101
                                Consensus pricing             Offered quotes (5)           62  -     106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  -     297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  -      99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  -     27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  -     70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.39%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                            December 31, 2013
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (10) -     240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            14  -     122      99
                                Consensus pricing             Offered quotes (5)           33  -     103      87
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)           78  -     100      95
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            --  -     104     101
                                Consensus pricing             Offered quotes (5)           58  -     106      98
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              248  -     450
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           98  -     100
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             13%  -     28%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            60%  -     60%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.32%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance           Decrease (18)
                                                                 risk spread
                               -----------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

   type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $  1,270    $    450 $    779    $    --   $    129 $    426  $     --
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           6        1         --         --       --        --
   Net investment gains (losses).........      (2)           3      (3)         --         --        1        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................       87          13     (13)         --         --      (1)        --
Purchases (3)............................      125         351       53         --         45      105        --
Sales (3)................................    (143)        (89)     (51)         --       (26)    (162)        --
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      158           1        5         --         17        7        --
Transfers out of Level 3 (4).............    (147)        (19)     (61)         --       (17)    (195)        --
                                          --------    -------- --------    -------   -------- --------  --------
Balance at December 31,.................. $  1,355    $    716 $    710    $    --   $    148 $    181  $     --
                                          ========    ======== ========    =======   ======== ========  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      6    $      6 $     --    $    --   $     -- $     --  $     --
  Net investment gains (losses).......... $    (1)    $     -- $    (2)    $    --   $     -- $     --  $     --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     --  $     --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     --  $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                          Equity Securities                 Net Derivatives (6)
                                          ------------------             --------------------------
                                                     Non-
                                                  redeemable                                              Net        Separate
                                          Common  Preferred  Short-term  Interest          Equity      Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit   Market   Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ ---------- --------------- ----------
                                                                             (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $    31  $   100     $    --   $    11  $    6 $    (309)   $      288     $    153
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................      --       --          --        --      --         --           --           --
   Net investment gains (losses).........     (3)        1          --        --      --         --           --          (1)
   Net derivative gains (losses).........      --       --          --        15     (5)       (18)      (1,044)           --
   Policyholder benefits and claims......      --       --          --        --      --          4           87           --
  OCI....................................       6        1          --        55      --          2          107           --
Purchases (3)............................      --       --          71        --      --          4           --           12
Sales (3)................................     (5)     (19)          --        --      --         --           --          (9)
Issuances (3)............................      --       --          --        --      --         --           --           --
Settlements (3)..........................      --       --          --      (36)      --         75          215           --
Transfers into Level 3 (4)...............      --        6          --        --      --         --           --            3
Transfers out of Level 3 (4).............      --     (18)          --        --      --         --           --           --
                                          -------  -------     -------   -------  ------ ----------   ----------     --------
Balance at December 31,.................. $    29  $    71     $    71   $    45  $    1 $    (242)   $    (347)     $    158
                                          =======  =======     =======   =======  ====== ==========   ==========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $    --     $    --   $    --  $   -- $       --   $       --     $     --
  Net investment gains (losses).......... $    --  $   (1)     $    --   $    --  $   -- $       --   $       --     $     --
  Net derivative gains (losses).......... $    --  $    --     $    --   $    --  $  (1) $     (10)   $  (1,069)     $     --
  Policyholder benefits and claims....... $    --  $    --     $    --   $    --  $   -- $        4   $       87     $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $  1,504    $    292 $    914    $    25   $    181 $    347 $       2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           1        1         --         --        1        --
   Net investment gains (losses).........       --          --      (7)         --         --        2        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................     (40)          13      (3)         --          1      (5)        --
Purchases (3)............................      154         183       63         --         55      191        --
Sales (3)................................    (262)        (50)    (140)        (2)       (71)     (53)       (2)
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      222          15       28         --         --       --        --
Transfers out of Level 3 (4).............    (315)         (4)     (77)       (23)       (37)     (57)        --
                                          --------    -------- --------    -------   -------- -------- ---------
Balance at December 31,.................. $  1,270    $    450 $    779    $    --   $    129 $    426 $      --
                                          ========    ======== ========    =======   ======== ======== =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7    $      1 $     --    $    --   $     -- $     -- $      --
  Net investment gains (losses).......... $      1    $     -- $    (3)    $    --   $     -- $     -- $      --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     -- $      --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     -- $      --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities                Net Derivatives (6)
                                          ------------------             ------------------------
                                                     Non-
                                                  redeemable                                            Net        Separate
                                          Common  Preferred  Short-term  Interest         Equity     Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ -------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $    26  $    110   $     18   $   119  $   10 $    134   $   (5,309)    $    141
Total realized/unrealized gains (losses)
 included in:............................
  Net income (loss): (1), (2)
   Net investment income.................      --        --         --        --      --       --            --          --
   Net investment gains (losses).........       8        --         --        --      --       --            --           6
   Net derivative gains (losses).........      --        --         --      (16)     (4)    (465)         6,448          --
   Policyholder benefits and claims......      --        --         --        --      --       19         (139)          --
  OCI....................................       7        14         --      (58)      --       --           292          --
Purchases (3)............................       2         3         --        --      --        7            --           9
Sales (3)................................    (12)      (27)       (18)        --      --       --            --         (6)
Issuances (3)............................      --        --         --        --      --       --            --          --
Settlements (3)..........................      --        --         --      (19)      --      (4)       (1,004)          --
Transfers into Level 3 (4)...............      --        --         --        --      --       --            --           3
Transfers out of Level 3 (4).............      --        --         --      (15)      --       --            --          --
                                          -------  --------   --------   -------  ------ --------   -----------    --------
Balance at December 31,.................. $    31  $    100   $     --   $    11  $    6 $  (309)   $       288    $    153
                                          =======  ========   ========   =======  ====== ========   ===========    ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $     --   $     --   $    --  $   -- $     --   $        --    $     --
  Net investment gains (losses).......... $   (2)  $    (3)   $     --   $    --  $   -- $     --   $        --    $     --
  Net derivative gains (losses).......... $    --  $     --   $     --   $   (8)  $  (4) $  (450)   $     6,409    $     --
  Policyholder benefits and claims....... $    --  $     --   $     --   $    --  $   -- $     19   $     (139)    $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ----------------------------------------------------------------------
                                                                         State and
                                            U.S.               Foreign   Political                     Foreign
                                          Corporate    RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------  -------- --------- ----------- -------- -------- -----------
                                                                      (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $  1,464   $    250 $    588   $      23  $    189 $    226 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7         --       --          --        --       --          --
   Net investment gains (losses).........       --        (4)     (24)          --       (2)       --          --
   Net derivative gains (losses).........       --         --       --          --        --       --          --
   Policyholder benefits and claims......       --         --       --          --        --       --          --
  OCI....................................       67         42       46           3         6        8          --
Purchases (3)............................      263         61      305          --        37      153          --
Sales (3)................................    (185)       (63)     (55)         (1)      (71)     (22)          --
Issuances (3)............................       --         --       --          --        --       --          --
Settlements (3)..........................       --         --       --          --        --       --          --
Transfers into Level 3 (4)...............       87          6       68          --        39       --          --
Transfers out of Level 3 (4).............    (199)         --     (14)          --      (17)     (18)          --
                                          --------   -------- --------   ---------  -------- -------- -----------
Balance at December 31,.................. $  1,504   $    292 $    914   $      25  $    181 $    347 $         2
                                          ========   ======== ========   =========  ======== ======== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7   $     -- $      1   $      --  $     -- $     -- $        --
  Net investment gains (losses).......... $     --   $    (2) $   (16)   $      --  $     -- $     -- $        --
  Net derivative gains (losses).......... $     --   $     -- $     --   $      --  $     -- $     -- $        --
  Policyholder benefits and claims....... $     --   $     -- $     --   $      --  $     -- $     -- $        --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                            Equity Securities                 Net Derivatives (6)
                                          --------------------              ----------------------
                                                        Non-
                                                     redeemable                                                       Separate
                                            Common   Preferred  Short-term  Interest        Equity   Net Embedded     Account
                                            Stock      Stock    Investments   Rate   Credit Market  Derivatives (7)  Assets (8)
                                          ---------  ---------- ----------- -------- ------ ------  ---------------  ----------
                                                                              (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $      41   $    90    $      50   $  174  $  (1) $  887       $   (5,443)  $    130
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
  Net investment income..................        --        --           --       --     --      --               --         --
   Net investment gains (losses).........        (2)       --           --       --     --      --               --         16
   Net derivative gains (losses).........        --        --           --        1     10    (599)             511         --
   Policyholder benefits and claims......        --        --           --       --     --      29               71         --
  OCI....................................        10        22           --        1     --      (3)             262         --
Purchases (3)............................        --        --           18       --     --      19               --          1
Sales (3)................................        (3)       (2)         (50)      --     --      --               --         (5)
Issuances (3)............................        --        --           --      (10)    --     (43)              --         --
Settlements (3)..........................        --        --           --      (47)    --    (156)            (710)        --
Transfers into Level 3 (4)...............        --        --           --       --     --      --               --          1
Transfers out of Level 3 (4).............       (20)       --           --       --      1      --               --         (2)
                                          ---------   -------    ---------   ------  -----  ------       ----------   --------
Balance at December 31,.................. $      26   $   110    $      18   $  119  $  10  $  134       $   (5,309)  $    141
                                          =========   =======    =========   ======  =====  ======       ==========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      --   $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net investment gains (losses).......... $      (4)  $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net derivative gains (losses).......... $      --   $    --    $      --   $    3  $  11  $ (586)      $      475   $     --
  Policyholder benefits and claims....... $      --   $    --    $      --   $   --  $  --  $   29       $       74   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           ----------------
                                                                             2014     2013
                                                                           ------- --------
                                                                            (In millions)
Assets (1)
Unpaid principal balance.................................................. $   223 $  1,528
Difference between estimated fair value and unpaid principal balance......      57       70
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   280 $  1,598
                                                                           ======= ========
Liabilities (1)
Contractual principal balance............................................. $   133 $  1,436
Difference between estimated fair value and contractual principal balance.       6       25
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   139 $  1,461
                                                                           ======= ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ------------------------
                                            2014       2013       2012       2014    2013     2012
                                            ----       ----       ----       -----   -----   ------
                                            Carrying Value After Measurement   Gains (Losses)
                                            -------------------------------- ------------------------
                                                      (In millions)
   Mortgage loans (1)......................  $ 3        $19        $65       $  --   $ (3)   $    4
   Other limited partnership interests (2).  $38        $ 5        $ 6       $ (6)   $ (6)   $  (3)
   Goodwill (3)............................  $--        $--        $--       $(33)   $(66)   $(394)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013 and 2012, respectively. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

 The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

 The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                             December 31, 2014
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $ 6,020    $ 6,020
Policy loans................................      $   1,194     $--  $  834 $   454    $ 1,288
Real estate joint ventures..................      $      37     $--  $   -- $    83    $    83
Other limited partnership interests.........      $      63     $--  $   -- $    81    $    81
Other invested assets.......................      $       1     $--  $    1 $    --    $     1
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $ 7,156    $ 7,207
Other assets................................      $      --     $--  $   -- $    --    $    --
Liabilities
PABs........................................      $  20,554     $--  $   -- $22,079    $22,079
Long-term debt..............................      $     789     $--  $1,120 $    --    $ 1,120
Other liabilities...........................      $     245     $--  $   76 $   169    $   245
Separate account liabilities................      $   1,432     $--  $1,432 $    --    $ 1,432

                                                             December 31, 2013
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   6,406     $--  $   -- $ 6,730    $ 6,730
Policy loans................................      $   1,246     $--  $  875 $   446    $ 1,321
Real estate joint ventures..................      $      55     $--  $   -- $    98    $    98
Other limited partnership interests.........      $      79     $--  $   -- $    90    $    90
Other invested assets.......................      $     476     $--  $  532 $    --    $   532
Premiums, reinsurance and other receivables.      $   6,096     $--  $  251 $ 6,159    $ 6,410
Other assets................................      $       5     $--  $    5 $    --    $     5
Liabilities
PABs........................................      $  23,170     $--  $   -- $24,490    $24,490
Long-term debt..............................      $     865     $--  $1,088 $    --    $ 1,088
Other liabilities...........................      $     260     $--  $   98 $   162    $   260
Separate account liabilities................      $   1,448     $--  $1,448 $    --    $ 1,448

 The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates and funds withheld. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities. For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore no further testing was needed for this reporting

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

unit. For the Retail Annuities reporting unit, for which goodwill was held at MLIIC prior to the Mergers, the Company utilized a market multiple valuation approach and determined that goodwill was not impaired.

  As a result of the Mergers (see Note 3) and the segment reporting changes discussed below, goodwill was re-tested for impairment during the fourth quarter of 2014. For the Corporate Benefit Funding reporting unit an updated qualitative assessment was performed and the Company determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore, no further testing was needed for this reporting unit. For the Retail Annuities reporting unit, the Company performed a two-step quantitative impairment test comprised of a market multiple valuation and a discounted cash flow valuation and both approaches resulted in a fair value that was less than the carrying value, indicating a potential impairment. As a result, Step 2 of the goodwill impairment process was performed, which compares the implied fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the recorded goodwill associated with this reporting unit was not recoverable. Therefore, the Company recorded a non-cash charge of $33 million with no income tax impact for the impairment of the entire goodwill balance that is reported in goodwill impairment in the consolidated statements of operations for the year ended December 31, 2014.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings. The changes will be applied retrospectively beginning with the first quarter of 2015 and will not impact total consolidated operating earnings or net income. These changes include revising the Company's capital allocation methodology. As a result, re-testing of goodwill for the Corporate Benefit Funding and Retail Annuities reporting units, discussed above, was performed using the estimated revised carrying amounts of the reporting units.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......       --        --          --       --
                                   -------- --------- ----------- --------
      Total goodwill, net......... $    274    $  307    $    405 $    986

     Impairments (2)..............    (218)        --       (176)    (394)

     Balance at December 31, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (218)        --       (176)    (394)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     56    $  307    $    229 $    592
     Impairments (3)..............     (23)        --        (43)     (66)
     Balance at December 31, 2013
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (241)        --       (219)    (460)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     33    $  307    $    186 $    526
     Dispositions (4).............       --     (112)          --    (112)
     Impairments..................     (33)        --          --     (33)
     Balance at December 31, 2014
     Goodwill..................... $    274    $  195    $    405 $    874
     Accumulated impairment.......    (274)        --       (219)    (493)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     --    $  195    $    186 $    381
                                   ======== ========= =========== ========

--------

(1)For purposes of goodwill impairment testing in 2014, the $186 million of net goodwill in Corporate & Other at December 31, 2013 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

(2)In connection with its annual goodwill impairment testing, the Company determined that recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment in the consolidated statements of operations for the year ended December 31, 2012.

(3)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013.

(4)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2014     2013
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated (1)....   8.60%      2038 $    750 $    750
    Long-term debt -- affiliated (2)...   6.80%      2014       --       75
    Long-term debt -- unaffiliated (3).   7.03%      2030       39       40
                                                          -------- --------
     Total long-term debt (4)..........                   $    789 $    865
                                                          ======== ========

--------

(1)Payments of interest and principal on affiliated surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

(2)In December 2014, MetLife USA repaid at maturity its $75 million 6.80% affiliated notes.

(3)Principal and interest is paid quarterly.

(4)Excludes $139 million and $1.5 billion of long-term debt relating to CSEs at December 31, 2014 and 2013, respectively. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2014 are $1 million in each of 2015, 2016, and 2017, $2 million in each of 2018 and 2019 and $782 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $73 million for each of the years ended December 31, 2014 and 2013, and interest expense was $154 million for the year ended December 31, 2012.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with letters of credit were $13 million, $27 million and $33 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were included in other expenses. At December 31, 2014, the Company had $2 million in letters of credit outstanding. Remaining availability was $3.3 billion at December 31, 2014.

13. Equity

  See Note 3 for a discussion on the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  In December and June 2012, Exeter received capital contributions of $550 million and $250 million, respectively, in cash from MetLife, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife USA was in excess of 350% for all periods presented.

  MetLife USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife USA. For December 31, 2013, MetLife USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the Mergers. These blocks of business were recaptured by the counterparties prior to the Mergers and are, therefore, not included in MetLife USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife USA not

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income. Additionally, the Delaware Department of Insurance granted approval for MetLife USA to present the statutory conversion of Exeter's capital and surplus accounts, which have been historically reported under U.S. GAAP, as an adjustment to MetLife USA's gross paid-in and contributed surplus in a manner similar to a quasi-reorganization for all periods presented. This permitted practice had the effect of decreasing gross paid-in and contributed surplus and increasing unassigned funds for MetLife USA by $4.4 billion for the year ended December 31, 2013 with no net effect on overall capital and surplus.

  The tables below present amounts from MetLife USA, which are derived from the most recent statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                Years Ended December 31,
                                                ------------------------
             Company          State of Domicile  2014     2013    2012
             ---------------- ----------------- ------   ------   ----
                                                  (In millions)
             MetLife USA (1).     Delaware      $1,543   $3,358   $848

--------

(1)Statutory net income (loss) for the year ended December 31, 2012 is as filed with the Connecticut Insurance Department by MetLife Insurance Company of Connecticut and does not reflect the results of the Mergers.

  Statutory capital and surplus was as follows at:

                                        December 31,
                                    ---------------------
                       Company         2014       2013
                       ------------ ---------- ----------
                                        (In millions)
                       MetLife USA. $    6,042 $    3,566

  As of December 31, 2013, the Company's sole foreign insurance subsidiary, MAL, was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million in the most recent capital adequacy calculation for the jurisdiction as of December 31, 2013. MAL exceeded the minimum capital and solvency requirements for all other periods presented. See
Note 4 for information on the disposal of MAL.

Dividend Restrictions

  Under Delaware State Insurance Law, MetLife USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife USA will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2014, MetLife USA did not pay a dividend.

  The following dividends were paid prior to the Mergers:

 . During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to MetLife, Inc. of $1.0 billion.

 . During the year ended December 31, 2013, MLIIC paid a dividend to MetLife, Inc. of $129 million.

 . During the years ended December 31, 2014 and 2013, Exeter paid dividends to MetLife, Inc. of $155 million and $132 million, respectively.

  Based on amounts at December 31, 2014, MetLife USA could pay a dividend to MetLife, Inc. in 2015 of $3.0 billion without prior approval of the Delaware Commissioner.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                         Unrealized
                                                      Investment Gains      Unrealized     Foreign Currency
                                                      (Losses), Net of   Gains (Losses) on   Translation
                                                     Related Offsets (1)    Derivatives      Adjustments      Total
                                                     ------------------- ----------------- ---------------- ----------
                                                                                   (In millions)
Balance at January 1, 2012..........................          $    1,815         $     156       $    (116) $    1,855
OCI before reclassifications........................               1,035                 6              101      1,142
Deferred income tax benefit (expense)...............               (380)               (1)                2      (379)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,470               161             (13)      2,618
Amounts reclassified from AOCI......................                (94)               (3)               --       (97)
Deferred income tax benefit (expense)...............                  34                 1               --         35
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (60)               (2)               --       (62)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2012........................               2,410               159             (13)      2,556
OCI before reclassifications........................             (2,163)             (195)               54    (2,304)
Deferred income tax benefit (expense)...............                 714                68              (2)        780
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...                 961                32               39      1,032
Amounts reclassified from AOCI......................                (69)              (11)               --       (80)
Deferred income tax benefit (expense)...............                  24                 4               --         28
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (45)               (7)               --       (52)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2013........................                 916                25               39        980
OCI before reclassifications........................               2,301               242             (56)      2,487
Deferred income tax benefit (expense)...............               (707)              (85)                4      (788)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,510               182             (13)      2,679
Amounts reclassified from AOCI......................                (28)                 2               --       (26)
Deferred income tax benefit (expense)...............                   8               (1)               --          7
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (20)                 1               --       (19)
                                                     ------------------- ----------------- ---------------- ----------
Sale of subsidiary (2)..............................               (320)                --                6      (314)
Deferred income tax benefit (expense)...............                  80                --               --         80
                                                     ------------------- ----------------- ---------------- ----------
  Sale of subsidiary, net of income tax.............               (240)                --                6      (234)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2014........................          $    2,250         $     183       $      (7) $    2,426
                                                     =================== ================= ================ ==========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
-------------------------------------------   -----------------------------  ----------------------------------------
                                                Years Ended December 31,
                                              -----------------------------
                                                2014       2013      2012
                                              ---------  --------- ---------
                                                      (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $      13  $      50 $      99      Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................        11         17         7      Net investment income
  Net unrealized investment gains
   (losses)..................................         4          2      (12)      Net derivative gains (losses)
                                              ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax.............        28         69        94
    Income tax (expense) benefit.............       (8)       (24)      (34)
                                              ---------  --------- ---------
     Net unrealized investment gains
      (losses), net of income tax............ $      20  $      45 $      60
                                              =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps........................ $       1  $      -- $      --      Net derivative gains (losses)
  Interest rate swaps........................         1          1        --      Net investment income
  Interest rate forwards.....................         1          9         1      Net derivative gains (losses)
  Interest rate forwards.....................         1          1         1      Net investment income
  Foreign currency swaps.....................       (6)         --         1      Net derivative gains (losses)
                                              ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.......................       (2)         11         3
    Income tax (expense) benefit.............         1        (4)       (1)
                                              ---------  --------- ---------
     Gains (losses) on cash flow
      hedges, net of income tax.............. $     (1)  $       7 $       2
                                              =========  ========= =========
       Total reclassifications, net of
        income tax........................... $      19  $      52 $      62
                                              =========  ========= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14.  Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2014     2013     2012
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $    320 $    358 $    410
Commissions................................................      492      700    1,007
Volume-related costs.......................................      170      165      196
Affiliated interest costs on ceded and assumed reinsurance.      325      212      271
Capitalization of DAC......................................    (279)    (512)    (908)
Amortization of DAC and VOBA...............................      990      205      734
Interest expense on debt...................................      109      195      317
Premium taxes, licenses and fees...........................       53       59       64
Professional services......................................       58       42       26
Rent and related expenses..................................       41       31       38
Other......................................................      475      482      481
                                                            -------- -------- --------
 Total other expenses...................................... $  2,754 $  1,937 $  2,636
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


15. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2014     2013      2012
                                                   -------- --------- ---------
                                                          (In millions)
Current:
 Federal.......................................... $  (364) $   (271) $   (590)
 Foreign..........................................        6         8      (10)
                                                   -------- --------- ---------
   Subtotal.......................................    (358)     (263)     (600)
                                                   -------- --------- ---------
Deferred:
 Federal..........................................      355       682     (232)
 Foreign..........................................      (2)        18        19
                                                   -------- --------- ---------
   Subtotal.......................................      353       700     (213)
                                                   -------- --------- ---------
     Provision for income tax expense (benefit)... $    (5) $     437 $   (813)
                                                   ======== ========= =========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Income (loss) from continuing operations:
   Domestic............................................... $  (174)           $  1,724          $    (531)
   Foreign................................................      464              (146)             (1,341)
                                                           --------           --------          ----------
     Total................................................ $    290           $  1,578          $  (1,872)
                                                           ========           ========          ==========
    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:
                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Tax provision at U.S. statutory rate.................... $    102           $    551          $    (654)
  Tax effect of:
   Dividend received deduction............................    (114)               (93)                (81)
   Tax-exempt income......................................       --                 --                 (1)
   Prior year tax.........................................     (20)                (6)                   6
   Tax credits............................................     (14)               (11)                 (9)
   Foreign tax rate differential..........................       --                (2)                  13
   Change in valuation allowance..........................       --                 --                  22
   Goodwill impairment....................................       12                 13               (109)
   Sale of subsidiary.....................................       24               (24)                  --
   Other, net.............................................        5                  9                  --
                                                           --------           --------          ----------
     Provision for income tax expense (benefit)........... $    (5)           $    437          $    (813)
                                                           ========           ========          ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                  -----------------------------------
                                                         2014              2013
                                                  ------------------ ----------------
                                                             (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables........ $            1,836 $          1,872
 Net operating loss carryforwards................                 --               89
 Investments, including derivatives..............                 --              179
 Tax credit carryforwards........................                149              130
 Other...........................................                 40                9
                                                  ------------------ ----------------
   Total deferred income tax assets..............              2,025            2,279
                                                  ------------------ ----------------
Deferred income tax liabilities:
 Investments, including derivatives..............                372               --
 Intangibles.....................................                519              531
 Net unrealized investment gains.................              1,296              591
 DAC.............................................              1,176            1,310
 Other...........................................                 --               98
                                                  ------------------ ----------------
   Total deferred income tax liabilities.........              3,363            2,530
                                                  ------------------ ----------------
     Net deferred income tax asset (liability)... $          (1,338) $          (251)
                                                  ================== ================

   The following table sets forth the general business credits, foreign tax credits, and other tax credit carryforwards for tax purposes at December 31, 2014.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                  General Business Credits Foreign Tax Credits   Other
                  ------------------------ ------------------- ----------
                                       (In millions)
      Expiration
      2015-2019..                       --                  --         --
      2020-2024..                       --                  32         --
      2025-2029..                       --                  --         --
      2030-2034..                        6                  --         --
      Indefinite.                       --                  --        101
                  ------------------------ ------------------- ----------
                                  $      6           $      32 $      101
                  ======================== =================== ==========

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife, Inc.'s life/non-life consolidated federal tax return for the five years subsequent to MetLife, Inc.'s July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife Inc. tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   The Company participates in a tax sharing agreement with MetLife Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included ($537) million, ($400) million and ($406) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions and the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in July 2014 for other tax adjustments. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          ------------------------
                                                                           2014    2013     2012
                                                                          ------- ------- --------
                                                                               (In millions)
Balance at January 1,.................................................... $    26 $   (1) $     29
Additions for tax positions of prior years...............................      15      28       46
Reductions for tax positions of prior years..............................     (5)     (1)     (76)
Additions for tax positions of current year..............................       2       1        9
Reductions for tax positions of current year.............................      --     (1)      (9)
                                                                          ------- ------- --------
Balance at December 31,.................................................. $    38 $    26 $    (1)
                                                                          ======= ======= ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    28 $    26 $    (1)
                                                                          ======= ======= ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


  Interest was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2014     2013    2012
                                                                  -------  ------ --------
                                                                       (In millions)
Interest recognized in the consolidated statements of operations. $    --  $    2 $    (9)

                                                                            December 31,
                                                                           ---------------
                                                                            2014    2013
                                                                           ------ --------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets. $    2 $      2

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $135 million and $106 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $21 million related to a true-up of the 2013 tax return. The 2013 benefit included a benefit of $13 million related to a true-up of the 2012 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

 will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2014.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2014, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has appealed the dismissal order.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2014    2013
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    13 $    11
  Premium tax offsets currently available for paid assessments.      13      10
  Receivable for reimbursement of paid assessments (1).........      --       5
                                                                ------- -------
                                                                $    26 $    26
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    18 $    20
                                                                ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $36 million and $153 million at December 31, 2014 and 2013, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $918 million and $1.0 billion at December 31, 2014 and 2013, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2014 and 2013, the Company had agreed to fund up to $32 million and $61 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $57 million and $74 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million at both December 31, 2014 and 2013. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2014 and 2013. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.8 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $266 million, $247 million and $213 million for the years ended
December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $202 million, $211 million and $190 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of $26 million and ($206) million at December 31, 2014 and 2013, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2014

                                 (In millions)

                                                                                     Amount at Which Shown on
                                     Cost or Amortized Cost (1) Estimated Fair Value      Balance Sheet
Types of Investments                 -------------------------- -------------------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency
     securities.....................            $        14,147     $    15,826                 $      15,826
   Public utilities.................                      3,100           3,490                         3,490
   State and political subdivision
     securities.....................                      2,180           2,592                         2,592
   Foreign government securities....                        607             741                           741
   All other corporate bonds........                     16,967          18,267                        18,267
                                     -------------------------- -------------------- ------------------------
     Total bonds....................                     37,001          40,916                        40,916
 Mortgage-backed and asset-backed
   securities.......................                      9,041           9,322                         9,322
 Redeemable preferred stock.........                        381             459                           459
                                     -------------------------- -------------------- ------------------------
       Total fixed maturity
         securities.................                     46,423          50,697                        50,697
                                     -------------------------- -------------------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all
   other............................                        176             233                           233
 Non-redeemable preferred stock.....                        224             226                           226
                                     -------------------------- -------------------- ------------------------
     Total equity securities........                        400             459                           459
                                     -------------------------- -------------------- ------------------------
Mortgage loans......................                      5,839                                         5,839
Policy loans........................                      1,194                                         1,194
Real estate and real estate joint
  ventures..........................                        894                                           894
Other limited partnership interests.                      2,234                                         2,234
Short-term investments..............                      1,232                                         1,232
Other invested assets...............                      4,531                                         4,531
                                     --------------------------                      ------------------------
        Total investments...........            $        62,747                                 $      67,080
                                     ==========================                      ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9        $203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14        $204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9        $286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13        $288
                           ======== ================== ================ ================= ===========
2012
Retail.................... $  4,796          $  11,909        $  32,640             $   9        $277
Corporate Benefit Funding.        8             15,078            9,093                --           2
Corporate & Other.........       --              7,235            2,647                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,804          $  34,222        $  44,380             $  13        $279
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2014
Retail............          $    4,094       $  1,947           $      3,168       $     966       $   1,506
Corporate Benefit
  Funding.........                   9            908                    603               2              39
Corporate & Other.                 242           (186)                    55              22             219
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,906           $      3,444       $     199       $   1,457
Corporate Benefit
  Funding.........                 219          1,139                    858               5              34
Corporate & Other.                 215            (46)                    13               1             241
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============
2012
Retail............          $    3,361       $  1,725           $      3,120       $     721       $   1,507
Corporate Benefit
  Funding.........                 658          1,146                  1,322              10              36
Corporate & Other.               1,210            189                  1,160               3             359
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    5,229       $  3,060           $      5,602       $     734       $   1,902
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                               % Amount
                               Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                               ------------ ---------- --------- ---------- --------------
2014
Life insurance in-force.......   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,995 $      943 $      94  $   1,146           8.2%
Accident and health insurance.          231        225        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,226 $    1,168 $      94  $   1,152           8.2%
                               ============ ========== ========= ==========
2013
Life insurance in-force.......   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,356 $      746 $      73  $     683          10.6%
Accident and health insurance.          234        228        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    1,590 $      974 $      73  $     689          10.6%
                               ============ ========== ========= ==========
2012
Life insurance in-force.......   $  429,738 $  389,156 $  11,387  $  51,969          21.9%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,827 $      581 $     962  $   2,208          43.5%
Accident and health insurance.          248        241        --          7             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,075 $      822 $     962  $   2,215          43.5%
                               ============ ========== ========= ==========

--------

(1)Includes annuities.

  For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.3 billion and $10.6 billion, respectively, and life insurance premiums of $477 million and $912 million, respectively.

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                                     PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2014.

3.   Statements of Operations for the year ended December 31, 2014.

4.   Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013.

5.   Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2014 and 2013.

3.   Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.

4.   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.

5.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and
     2012.

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.

7.   Notes to the Consolidated Financial Statements.

8.   Financial Statement Schedules.





b.            Exhibits
              ---------

1.   (i)      Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance
              Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(6)

     (ii)     Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including
              Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13, 2014)(26)

     (iii)    Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014)(26)

2.            Not Applicable.

3.   (i)(a)   Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 24, 2009)(4)

     (i)(b)   Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014)(26)

     (ii)     Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales
              Agreement)(22)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract(1)

     (ii)     Enhanced Dollar Cost Averaging Rider(1)

     (iii)    Three Month Market Entry Rider(1)

     (iv)     Death Benefit Rider - Principal Protection(1)

     (v)      Death Benefit Rider - Compounded-Plus(1)

     (vi)     Death Benefit Rider - (Annual Step-Up)(1)

     (vii)    Guaranteed Minimum Income Benefit Rider - (Living Benefit)(1)

     (viii)   Additional Death Benefit Rider - (Earnings Preservation Benefit)(1)

     (ix)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(1)


     (x)      Terminal Illness Rider(1)

     (xi)     Individual Retirement Annuity Endorsement(1)

     (xii)    Roth Individual Retirement Annuity Endorsement(1)

     (xiii)   401 Plan Endorsement(1)

     (xiv)    Tax Sheltered Annuity Endorsement(1)

     (xv)     Unisex Annuity Rates Rider(1)

     (xvi)    Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company,
              formerly Security First Life Insurance Company)(3)

     (xvii)   Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(5)

     (xviii)  Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1 (7/04)(6)

     (xix)    Form of Contract Schedule [Series C, L, VA, or XC] 8028-2 (7/04)(6)

     (xx)     Individual Retirement Annuity Endorsement 8023.1 (9/02)(6)

     (xxi)    Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(6)

     (xxii)   401(a)/403(a) Plan Endorsement 8025.1 (9/02)(6)

     (xxiii)  Tax Sheltered Annuity Endorsement 8026.1 (9/02)(6)

     (xxiv)   Simple Individual Retirement Annuity Endorsement 8276 (9/02)(6)

     (xxv)    Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2 (05/05)(7)

     (xxvi)   Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05)(7)

     (xxvii)  Form of Three Month Money Market Rider 8104-1 (05/05)(7)

     (xxviii) Form of Contract Schedule (GMIB Plus or GMIB III) 8028-3 (5/05)(8)

     (xxix)   Form of Contract Schedule (GMAB) 8028-4 (11/05)(10)

     (xxx)    Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-2 (11/05)(9)

     (xxxi)   Guaranteed Withdrawal Benefit Endorsement - (EGWB) MLIU-GWB (11/05)-E(9)

     (xxxii)  Guaranteed Minimum Accumulation Benefit Rider (GMAB) MLIU-670-1(11/05)(9)

     (xxxiii) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (10)

     (xxxiv)  Lifetime Guaranteed Withdrawal Benefit MLIU-690-3 (6/06)(11)

     (xxxv)   Form of Contract Schedule 8028-5 (6/06)(LGWB)(11)

     (xxxvi)  Fixed Account Rider 8012 (11/00)(12)

     (xxxvii) Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08)(13)

     (xxxviii)Form of Contract Schedule Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-EDB (4/08)(13)

     (xxxix)  Guaranteed Minimum Income Benefit Rider Living Benefit MLIU-560-4 (4/08) (GMIB Plus II) (13)

     (xl)     Form of Contract Schedule Guaranteed Minimum Income Benefit (GMIB) Rider MLIU-EGMIB (4/08)
              (GMIB Plus II)(16)

     (xli)    Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-4 (4/08) (LWG II) (13)

     (xlii)   Form of Contract Schedule Lifetime Guaranteed Withdrawal Benefit MLIU-EGWB (4/09) (LWG II)(15)

     (xliii)  Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E(17)

     (xliv)   Form of Qualified Distribution Program Endorsement MLIU-RMD (7/10)-E (GMIB Plus III/EDB II)(18)

     (xlv)    Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08) (19)

     (xlvi)   Form of Contract Schedule 8028-6 (9/10) (TV GMIB/EDB Max) (19)

     (xlvii)  Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (21)

     (xlviii) Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company
              merged into MetLife Insurance Company USA) 6-E118-14 (26)

     (xlvix)  Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (26)


5.   (i)      Form of Variable Annuity Application(2)

     (ii)     Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA(6)

     (iii)    Form of Variable Annuity Application 8029 (1/05) APPVA-105USAVA(7)

     (iv)     Form of Variable Annuity Application 8029 (4/05) APPVA1105USAVA(9)

     (v)      Form of Variable Annuity Application 8029 (1/06) APPVAUSAVA 606(11)

     (vi)     Form of Variable Annuity Application 8029 (10/07) APPUSAVA April 2008(14)

     (vii)    Form of Variable Annuity Application 8029 (10/07) APPUSAL May 2011(20)

6.   (i)      Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November
              14, 2014)(26)

     (ii)     Copy of the Bylaws of the Company(26)

7.            Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd.(27)

8.   (i)(a)   Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife
              Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity
              Company (effective 11-01-05) (23)

     (i)(b)   First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC,
              MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective
              05-01-09) (24)

     (i)(c)   Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers,
              LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al.
              (effective 4-30-10) (24)

     (i)(d)   Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014)
              (26)

     (ii)(a)  Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
              Investors Distribution Company, MetLife Insurance Company of Connecticut (effective 08-31-07) (25)

     (ii)(b)  Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife
              Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of
              Connecticut, et al. (effective 04-30-10) (24)

9.            Opinion of Counsel (26)

10.           Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.           Not Applicable.

12.           Not Applicable.

13.           Powers of Attorney for Eric T. Steigerwalt, Elizabeth M. Forget, Gene L. Lunman, Peter M. Carlson and
              Anant Bhalla (filed herewith)

     (1)      incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

     (2)      incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos.
              333-54464 and 811-03365) filed electronically on March 21, 2001.

     (3)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
              Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

     (4)      incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
              Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.

     (5)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
              Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

     (6)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
              Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

     (7)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
              Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.


     (8)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
              Nos. 333-54464 and 811-03365) filed electronically on April 25, 2005.

     (9)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
              Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

    (10)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
              Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

    (11)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
              Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

    (12)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
              Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

    (13)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
              Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

    (14)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
             Nos. 333-54464 and 811-03365) filed electronically April 15, 2008.

    (15)     incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File
             Nos. 333-152385 and 811-03365) filed electronically on October 28, 2008.

    (16)     incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
             333-156648 and 811-03365) filed electronically on January 9, 2009.

    (17)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File
             Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.

    (18)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
             Nos. 333-152385 and 811-03365) filed electronically on June 11, 2010.

    (19)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
             Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

    (20)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File
             Nos. 333-54470 and 811-03365) filed electronically on April 20, 2011.

    (21)    incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
            Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.

    (22)    incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
            Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.

    (23)    incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective
            Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6,
            2006.

    (24)    incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
            Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.

    (25)    incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities'
            Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.

    (26)    incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos.
            333-200259 and 811-03365) filed electronically on November 17, 2014.

    (27)    incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
            Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Eric T. Steigerwalt                    Director, Chairman of the Board, President and Chief Executive
Gragg Building                         Officer
11225 North Community House Road
Charlotte, NC 28277

Elizabeth M. Forget                    Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gene L. Lunman                         Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Ricardo A. Anzaldua                    Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson                       Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                      Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Robin F. Lenna                         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Anant Bhalla                           Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Marlene B. Debel                       Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036

Jason P. Manske                        Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Roberto Baron                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Steven J. Brash                        Senior Vice President
277 Park Avenue
46th Floor
New York, NY 10172

Adam M. Hodes                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Jean P. Vernor                         Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Stewart M. Ashkenazy                   Vice President, Senior Actuary and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036

S. Peter Headley                       Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Andrew Kaniuk                          Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                  Vice President and Actuary
One Financial Center
21st Floor
Boston, MA 02111

Lisa S. Kuklinski                      Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

Enid M. Reichert                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807

Ruth Y. Sayasith                       Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher Siudzinski                 Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036

Wendy Lee Williams                     Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Marian J. Zeldin                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807

Scott E. Andrews                       Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266

Andrew T. Aoyama                       Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Grant Barrans                          Vice President
600 North King Street
Wilmington, DE 19801

Henry W. Blaylock                      Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Timothy J. Brown                       Vice President
501 Route 22
Bridgewater, NJ 08807

Mark J. Davis                          Vice President
501 Route 22
Bridgewater, NJ 08807

Lynn A. Dumais                         Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Kevin G. Finneran                      Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Geoffrey A. Fradkin                    Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta                      Vice President
10 Park Avenue
Morristown, NJ 07962

Jeffrey P. Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Regynald Heurtelou                     Vice President
334 Madison Avenue
Morristown, NJ 07960

Gregory E. Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John J. Iwanicki                       Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                       Vice President
One Financial Center
21st Floor
Boston, MA 02111

Derrick L. Kelson                      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328

James W. Koeger                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cynthia A. Mallet Kosakowski           Vice President
One Financial Center
21st Floor
Boston, MA 02111

John P. Kyne, III                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy J. McLinden                    Vice President
277 Park Avenue
46th Floor
New York, NY 10172

James J. Reilly                        Vice President
One Financial Center
21st Floor
Boston, MA 02111

Mark S. Reilly                         Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Thomas J. Schuster                     Vice President
200 Park Avenue
12th Floor
New York, NY 10166


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Steven G. Sorrentino                   Vice President
501 Route 22
Bridgewater, NJ 08807

Robert L. Staffier, Jr.                Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Barbara Stroz                          Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Nan D. Tecotzky                        Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Mark H. Wilsmann                       Vice President
10 Park Avenue
Morristown, NJ 07962

Jacob M. Jenkelowitz                   Secretary
1095 Avenue of the Americas
New York, NY 10036



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS



As of January 31, 2015, there were 404,169 owners of qualified contracts and 180,370 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).


ITEM 28. INDEMNIFICATION


    As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).


    As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.


    MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.


    MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):



Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.



NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------    --------------------------------------

Elizabeth M. Forget                    Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                        Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------    --------------------------------------

Gerard J. Nigro                        Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lance Carlson                          President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Kieran R. Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                        Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                          Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                      Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez                       Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647

Tyla L. Reynolds                       Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                       Treasurer
1095 Avenue of the Americas
New York, NY 10036



  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                            (2)               (3)             (4)            (5)
                                            NET UNDERWRITING
                                             DISCOUNTS AND      COMPENSATION     BROKERAGE        OTHER
NAME OF PRINCIPAL UNDERWRITER                 COMMISSIONS      ON REDEMPTION    COMMISSIONS    COMPENSATION
-----------------------------------------  -----------------  ---------------  -------------  -------------

 MetLife Investors Distribution Company      $463,545,565          $0              $0             $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


    (e) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647

    (g) MetLife, One Financial Center, Boston, MA 02111


    (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Insurance Company USA ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and the state of North Carolina, on the 15th day of April, 2015.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INSURANCE COMPANY USA

   By:   /s/ Elizabeth M. Forget
         ----------------------------------------
         Elizabeth M. Forget
         Senior Vice President

   By:   METLIFE INSURANCE COMPANY USA
          (Depositor)

   By:   /s/ Elizabeth M. Forget
         ----------------------------------------
         Elizabeth M. Forget
         Senior Vice President

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 15, 2015.



  /s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President and Chief
  --------------------------------   Executive Officer
  Eric T. Steigerwalt

  /s/ Elizabeth M. Forget*           Director and Senior Vice President
  --------------------------------
  Elizabeth M. Forget

  /s/ Gene L. Lunman*                Director and Senior Vice President
  --------------------------------
  Gene L. Lunman

  /s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
  --------------------------------
  Peter M. Carlson

  /s/ Anant Bhalla*                  Senior Vice President and Chief Financial Officer
  --------------------------------
  Anant Bhalla


  *By:   /s/ John M. Richards
         ----------------------------------------
         John M. Richards, Attorney-In-Fact
         April 15, 2015

  *MetLife Insurance Company USA. Executed by John M. Richards, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS



10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13     Powers of Attorney